UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

CLIFFORD L. ALEXANDER, ESQ.

MARK C. AMOROSI, ESQ.

K&L Gates Ellis LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 – September 30, 2008

1

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2008. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	643,036	$6,167,434
EQ/AllianceBernstein Value Portfolio‡	781,715	8,359,437
EQ/AXA Rosenberg Long/Short Value Portfolio‡	1,488,120	15,059,776
EQ/BlackRock Basic Value Equity Portfolio‡	1,830,956	22,791,508
EQ/BlackRock International Value Portfolio‡	1,084,414	12,140,805
EQ/Davis New York Venture Portfolio‡	925,808	8,232,649
EQ/Evergreen International Bond Portfolio‡	443,309	4,652,075
EQ/Franklin Small Cap Value Portfolio‡	960,365	8,842,925
EQ/GAMCO Mergers & Acquisitions Portfolio‡	455,379	5,216,127
EQ/GAMCO Small Company Value Portfolio‡	402,957	11,018,279
EQ/International Core PLUS Portfolio‡	2,979,477	27,674,517
EQ/Large Cap Growth PLUS Portfolio‡	641,530	9,224,864
EQ/Long Term Bond Portfolio‡	1,010,576	12,973,752
EQ/Marsico Focus Portfolio‡	990,496	13,595,210
EQ/PIMCO Real Return Portfolio‡	1,030,167	10,596,024
EQ/Short Duration Bond Portfolio‡	1,598,565	16,120,757
EQ/Van Kampen Emerging Markets Equity Portfolio‡	934,419	10,341,390
EQ/Van Kampen Real Estate Portfolio‡	1,479,094	11,968,435
iShares COMEX Gold Trust*	56,190	4,802,559
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	23,420	1,308,475
iShares JPMorgan USD Emerging Markets Bond Fund	4,460	410,944
iShares MSCI EAFE Small Cap Index Fund*	59,800	2,020,044
iShares S&P Global Clean Energy Index Fund*	7,950	290,255
iShares S&P Global Energy Sector Index Fund	43,610	1,644,533
iShares S&P North American Natural Resources Sector Index Fund	128,210	4,611,714
iShares S&P World ex-U.S. Property Index Fund	66,300	2,111,655
iShares Silver Trust*	94,300	1,117,455
Multimanager Aggressive Equity Portfolio‡	356,164	8,191,870
Multimanager Core Bond Portfolio‡	1,497,683	14,833,180
Multimanager High Yield Portfolio‡	639,166	3,109,002
Multimanager International Equity Portfolio‡	643,480	7,228,470
Multimanager Large Cap Core Equity Portfolio‡	1,517,483	13,567,870
Multimanager Large Cap Value Portfolio‡	1,248,446	$11,671,280
Multimanager Mid Cap Growth Portfolio‡	318,469	2,229,706
Multimanager Mid Cap Value Portfolio‡	775,538	5,824,373
Multimanager Small Cap Growth Portfolio‡	1,107,390	7,814,293
Multimanager Small Cap Value Portfolio‡	34,492	333,627

Total Investment Companies (99.5%) (Cost $378,087,951)		308,097,269

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau
0.58%, 10/1/08
(Amortized Cost $1,507,966)	$1,507,966	1,507,966

Total Investments (100.0%) (Cost/Amortized Cost $379,595,917)		309,605,235
Other Assets Less Liabilities (0.0%)		(85,460)

Net Assets (100%)		$309,519,775

‡	Affiliated company as defined under the Investment Company Act of 1940.

*	Non-income producing.

The holdings in affiliated Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$14,478,269	$366,293	$8,806,433	$6,167,434	$722	$(326,514)
EQ/AllianceBernstein Value Portfolio	19,953,181	411,830	9,607,142	8,359,437	—	(1,419,389)
EQ/AXA Rosenberg Long/Short Value Portfolio	17,456,068	1,470,773	3,023,548	15,059,776	28,473	(84,651)
EQ/BlackRock Basic Value Equity Portfolio	32,918,983	929,411	5,232,624	22,791,508	3,354	(272,157)
EQ/BlackRock International Value Portfolio	22,010,523	731,154	6,059,857	12,140,805	4,296	(956,172)
EQ/Davis New York Venture Portfolio	7,854,668	3,093,934	883,805	8,232,649	—	(119,482)
EQ/Evergreen International Bond Portfolio	8,573,901	152,719	3,716,564	4,652,075	46,649	381,228
EQ/Franklin Small Cap Value Portfolio	15,855,511	242,079	8,077,760	8,842,925	—	(1,676,210)
EQ/GAMCO Mergers & Acquisitions Portfolio	10,482,116	1,315,543	6,841,319	5,216,127	4,477	(693,344)
EQ/GAMCO Small Company Value Portfolio	13,705,209	305,023	1,374,740	11,018,279	1,710	111,323
EQ/International Core PLUS Portfolio	44,919,278	1,152,971	9,856,945	27,674,517	60,580	(1,742,105)
EQ/JPMorgan Core Bond Portfolio	2,896,992	32,074	2,971,639	—	—	(181,216)
EQ/Large Cap Growth PLUS Portfolio	—	9,725,000	234,313	9,224,864	—	(2,679)
EQ/Long Term Bond Portfolio	16,214,536	219,248	2,673,329	12,973,752	105	(87,123)
EQ/Marsico Focus Portfolio	30,786,863	645,912	12,061,752	13,595,210	6,386	(288,043)
EQ/PIMCO Real Return Portfolio	13,779,647	325,947	3,065,440	10,596,024	2,583	446,957
EQ/Short Duration Bond Portfolio	18,340,048	2,037,616	4,198,735	16,120,757	1,406	66,801
EQ/Van Kampen Emerging Markets Equity Portfolio	19,187,311	866,792	2,628,735	10,341,390	—	235,690
EQ/Van Kampen Real Estate Portfolio	14,287,213	1,944,207	5,200,643	11,968,435	—	(746,256)
Multimanager Aggressive Equity Portfolio	9,782,244	3,735,924	2,300,548	8,191,870	1,137	(54,698)
Multimanager Core Bond Portfolio	15,788,140	3,806,083	4,106,772	14,833,180	580,701	(17,775)
Multimanager High Yield Portfolio	4,134,785	100,377	899,721	3,109,002	3,037	(95,361)
Multimanager International Equity Portfolio	9,477,811	1,230,367	543,941	7,228,470	7,403	65,006
Multimanager Large Cap Core Equity Portfolio	21,075,320	352,976	3,510,020	13,567,870	2,053	(96,965)
Multimanager Large Cap Value Portfolio	7,965,005	7,112,545	1,113,157	11,671,280	509	(125,962)
Multimanager Mid Cap Growth Portfolio	3,283,849	60,018	509,866	2,229,706	—	(91,131)
Multimanager Mid Cap Value Portfolio	7,139,292	983,632	1,326,644	5,824,373	—	(214,449)
Multimanager Small Cap Growth Portfolio	—	8,628,459	96,253	7,814,293	—	23,039
Multimanager Small Cap Value Portfolio	3,261,125	184,966	3,673,795	333,627	—	(873,976)

	$405,607,888	$52,163,873	$114,596,040	$289,779,635	$755,581	$(8,835,614)

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$18,317,634	$291,287,601	$—	$309,605,235
Other Investments*	—	—	—	—

Total	$18,317,634	$291,287,601	$—	$309,605,235

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$62,652,622
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$117,492,097

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$704,265
Aggregate gross unrealized depreciation	(71,765,774)

Net unrealized depreciation	$(71,061,509)

Federal income tax cost of investments	$380,666,744

The Portfolio has a net capital loss carryforward of $392,823 of which $383,617 expires in the year 2009, and $9,206 expires in the year 2010.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Franklin Income Portfolio‡	47,270,439	$387,653,608
EQ/Mutual Shares Portfolio*‡	45,442,187	394,004,341
EQ/Templeton Growth Portfolio‡	45,812,482	378,105,454

Total Investments (99.9%) (Cost $1,458,530,480)		1,159,763,403
Other Assets Less Liabilities (0.1%)		854,667

Net Assets (100%)		$1,160,618,070

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Loss
EQ/Franklin Income Portfolio	$274,276,544	$204,675,523	$1,231,184	$387,653,608	$170,716	$(135,453)
EQ/Mutual Shares Portfolio	272,728,867	204,504,807	1,291,900	394,004,341	—	(196,168)
EQ/Templeton Growth Portfolio	272,576,317	204,510,943	1,298,024	378,105,454	—	(202,259)

	$819,581,728	$613,691,273	$3,821,108	$1,159,763,403	$170,716	$(533,880)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$1,159,763,403	$—	$1,159,763,403
Other Investments*	—	—	—	—

Total	$—	$1,159,763,403	$—	$1,159,763,403

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$613,691,273
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,287,228

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(298,767,077)

Net unrealized depreciation	$(298,767,077)

Federal income tax cost of investments	$1,458,530,480

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares FTSE/Xinhua China 25 Index Fund	27,990	$964,815
iShares MSCI Australia Index Fund	19,430	399,092
iShares MSCI Austria Investable Market Index Fund	33,070	722,580
iShares MSCI Belgium Investable Market Index Fund	37,560	518,704
iShares MSCI BRIC Index Fund	17,050	591,976
iShares MSCI Canada Index Fund	18,030	474,910
iShares MSCI EAFE Index Fund	148,690	8,371,246
iShares MSCI Emerging Markets Index Fund	88,310	3,049,344
iShares MSCI France Index Fund	49,900	1,334,825
iShares MSCI Germany Index Fund	96,480	2,305,872
iShares MSCI Hong Kong Index Fund	10,390	137,252
iShares MSCI Italy Index Fund	92,840	1,999,773
iShares MSCI Japan Index Fund	305,330	3,254,818
iShares MSCI Mexico Investable Market Index Fund	4,570	213,282
iShares MSCI Netherlands Investable Market Index Fund	27,380	550,612
iShares MSCI Pacific ex-Japan Index Fund	23,640	848,676
iShares MSCI Singapore Index Fund	27,630	269,116
iShares MSCI Spain Index Fund	28,440	1,321,607
iShares MSCI Sweden Index Fund	16,360	334,235
iShares MSCI Turkey Index Fund*	5,050	225,230
iShares S&P Europe 350 Index Fund	139,360	5,554,890
iShares S&P Latin America 40 Index Fund	1,200	46,500

Total Investment Companies (96.5%) (Cost $44,797,159)		33,489,355

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.6%)
JPMorgan Chase Nassau
0.58%, 10/1/08 (Amortized Cost $1,242,787)	$1,242,787	1,242,787

Total Investments (100.1%) (Cost/Amortized Cost $46,039,946)		34,732,142
Other Assets Less Liabilities (-0.1%)		(22,755)

Net Assets (100%)		$34,709,387

*	Non-income producing.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$33,489,355	$1,242,787	$—	$34,732,142
Other Investments*	—	—	—	—

Total	$33,489,355	$1,242,787	$—	$34,732,142

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$36,625,631
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,102,170

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(11,307,804)

Net unrealized depreciation	$(11,307,804)

Federal income tax cost of investments	$46,039,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	7,405	$75,311
EQ/Equity 500 Index Portfolio‡	11,098	231,619
EQ/International Core PLUS Portfolio‡	16,734	155,432
EQ/International ETF Portfolio‡	4,930	42,312
EQ/Large Cap Core PLUS Portfolio‡	22,770	165,697
EQ/Large Cap Growth PLUS Portfolio‡	1,111	15,980
EQ/Mid Cap Value PLUS Portfolio‡	720	6,123
EQ/Small Company Index Portfolio‡	8,046	82,682
EQ/Van Kampen Emerging Markets Equity Portfolio‡	3,252	35,993

Total Investment Companies (100.1%) (Cost $919,478)		811,149

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau
0.58%, 10/1/08
(Amortized Cost $9)	$9	9

Total Investments (100.1%) (Cost/Amortized Cost $919,487)		811,158
Other Assets Less Liabilities (-0.1%)		(439)

Net Assets (100%)		$810,719

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investments in companies which were affiliates for the period ended September 30, 2008, were as follows:

Securities	Market Value January 2, 2008*	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$—	$75,792	$78	$75,311	$—	$1
EQ/Equity 500 Index Portfolio	—	259,885	313	231,619	—	315
EQ/International Core PLUS Portfolio	—	191,365	4,155	155,432	83	498
EQ/International ETF Portfolio	—	50,169	64	42,312	37	(11)
EQ/Large Cap Core PLUS Portfolio	—	185,637	221	165,697	—	(30)
EQ/Large Cap Growth PLUS Portfolio	—	18,374	22	15,980	1	(3)
EQ/Mid Cap Value PLUS Portfolio	—	6,890	8	6,123	—	(1)
EQ/Small Company Index Portfolio	—	89,917	98	82,682	—	340
EQ/Van Kampen Emerging Markets Equity Portfolio	—	46,480	72	35,993	—	522

	—	$924,509	$5,031	$811,149	$121	$1,631

*	The Portfolio commenced operations on January 2, 2008.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$811,158	$—	$811,158
Other Investments*	—	—	—	—

Total	$—	$811,158	$—	$811,158

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$924,509
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,757

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(108,329)

Net unrealized depreciation	$(108,329)

Federal income tax cost of investments	$919,487

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	11,541	$117,374
EQ/Equity 500 Index Portfolio‡	979	20,424
EQ/Evergreen International Bond Portfolio‡	1,106	11,611
EQ/International Core PLUS Portfolio‡	495	4,601
EQ/International ETF Portfolio‡	371	3,180
EQ/Large Cap Core PLUS Portfolio‡	279	2,031
EQ/Large Cap Growth PLUS Portfolio‡	274	3,943
EQ/Mid Cap Value PLUS Portfolio‡	49	416
EQ/PIMCO Real Return Portfolio‡	1,335	13,729
EQ/Van Kampen Emerging Markets Equity Portfolio‡	148	1,639
Multimanager High Yield Portfolio‡	2,152	10,470

Total Investments (100.1%) (Cost $200,254)		189,418
Other Assets Less Liabilities (-0.1%)		(220)

Net Assets (100%)		$189,198

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended September 30, 2008, were as follows:

Securities	Market Value January 2, 2008*	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$—	$120,500	$2,971	$117,374	$—	$29
EQ/Equity 500 Index Portfolio	—	25,112	—	20,424	—	113
EQ/Evergreen International Bond Portfolio	—	13,122	1,032	11,611	122	(32)
EQ/International Core PLUS Portfolio	—	8,618	2,336	4,601	13	(231)
EQ/International ETF Portfolio	—	4,006	—	3,180	5	—
EQ/Large Cap Core PLUS Portfolio	—	2,500	—	2,031	—	—
EQ/Large Cap Growth PLUS Portfolio	—	4,500	—	3,943	—	—
EQ/Mid Cap Value PLUS Portfolio	—	500	—	416	—	—
EQ/PIMCO Real Return Portfolio	—	14,225	—	13,729	3	222
EQ/Van Kampen Emerging Markets Equity Portfolio	—	2,000	—	1,639	—	—
Multimanager High Yield Portfolio	—	11,510	—	10,470	10	—

	—	$206,593	$6,339	$189,418	$153	$101

*	The Portfolio commenced operations on January 2, 2008.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$189,418	$—	$189,418
Other Investments*	—	—	—	—

Total	$—	$189,418	$—	$189,418

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$206,593
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,000

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(10,836)

Net unrealized depreciation	$(10,836)

Federal income tax cost of investments	$200,254

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	7,837	$79,700
EQ/Equity 500 Index Portfolio‡	1,703	35,538
EQ/Evergreen International Bond Portfolio‡	922	9,672
EQ/International Core PLUS Portfolio‡	1,334	12,393
EQ/International ETF Portfolio‡	770	6,611
EQ/Large Cap Core PLUS Portfolio‡	558	4,063
EQ/Large Cap Growth PLUS Portfolio‡	335	4,812
EQ/Mid Cap Value PLUS Portfolio‡	98	831
EQ/PIMCO Real Return Portfolio‡	1,144	11,768
EQ/Small Company Index Portfolio‡	444	4,559
EQ/Van Kampen Emerging Markets Equity Portfolio‡	229	2,534
Multimanager High Yield Portfolio‡	1,778	8,649

Total Investments (100.1%) (Cost $200,586)		181,130
Other Assets Less Liabilities (-0.1%)		(217)

Net Assets (100%)		$180,913

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investments in companies which were affiliates for the period ended September 30, 2008, were as follows:

Securities	Market Value January 2, 2008*	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$—	$86,000	$6,194	$79,700	$—	$56
EQ/Equity 500 Index Portfolio	—	43,696	—	35,538	—	196
EQ/Evergreen International Bond Portfolio	—	11,103	1,032	9,672	103	(32)
EQ/International Core PLUS Portfolio	—	19,263	2,336	12,393	30	(102)
EQ/International ETF Portfolio	—	8,516	—	6,611	15	1
EQ/Large Cap Core PLUS Portfolio	—	5,000	—	4,063	—	—
EQ/Large Cap Growth PLUS Portfolio	—	5,500	—	4,812	1	—
EQ/Mid Cap Value PLUS Portfolio	—	1,000	—	831	—	—
EQ/PIMCO Real Return Portfolio	—	12,193	—	11,768	2	190
EQ/Small Company Index Portfolio	—	5,064	—	4,559	—	64
EQ/Van Kampen Emerging Markets Equity Portfolio	—	3,305	—	2,534	—	55
Multimanager High Yield Portfolio	—	9,508	—	8,649	8	—

	—	$210,148	$9,562	$181,130	$159	$428

*	The Portfolio commenced operations on January 2, 2008.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$181,130	$—	$181,130
Other Investments*	—	—	—	—

Total	$—	$181,130	$—	$181,130

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$210,148
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,250

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(19,456)

Net unrealized depreciation	$(19,456)

Federal income tax cost of investments	$200,586

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	6,388	$64,967
EQ/Equity 500 Index Portfolio‡	1,527	31,862
EQ/Evergreen International Bond Portfolio‡	737	7,733
EQ/International Core PLUS Portfolio‡	1,556	14,449
EQ/International ETF Portfolio‡	866	7,429
EQ/Large Cap Core PLUS Portfolio‡	1,909	13,890
EQ/Large Cap Growth PLUS Portfolio‡	314	4,513
EQ/Mid Cap Value PLUS Portfolio‡	98	831
EQ/PIMCO Real Return Portfolio‡	953	9,807
EQ/Small Company Index Portfolio‡	976	10,031
EQ/Van Kampen Emerging Markets Equity Portfolio‡	420	4,645
Multimanager High Yield Portfolio‡	1,404	6,828

Total Investments (100.1%) (Cost $201,132)		176,985
Other Assets Less Liabilities (-0.1%)		(215)

Net Assets (100%)		$176,770

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

Investments in companies which were affiliates for the period ended September 30, 2008, were as follows:

Securities	Market Value January 2, 2008*	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$—	$71,000	$5,947	$64,967	$—	$53
EQ/Equity 500 Index Portfolio	—	39,176	—	31,862	—	175
EQ/Evergreen International Bond Portfolio	—	9,084	1,032	7,733	84	(32)
EQ/International Core PLUS Portfolio	—	20,770	1,029	14,449	31	211
EQ/International ETF Portfolio	—	9,517	—	7,429	16	1
EQ/Large Cap Core PLUS Portfolio	—	17,000	—	13,890	—	—
EQ/Large Cap Growth PLUS Portfolio	—	5,250	—	4,513	1	—
EQ/Mid Cap Value PLUS Portfolio	—	1,000	—	831	—	—
EQ/PIMCO Real Return Portfolio	—	11,141	—	9,807	—	141
EQ/Small Company Index Portfolio	—	10,161	—	10,031	2	159
EQ/Van Kampen Emerging Markets Equity Portfolio	—	7,535	—	4,645	—	285
Multimanager High Yield Portfolio	—	7,506	—	6,828	6	—

	—	$209,140	$8,008	$176,985	$140	$993

*	The Portfolio commenced operations on January 2, 2008.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$176,985	$—	$176,985
Other Investments*	—	—	—	—

Total	$—	$176,985	$—	$176,985

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$209,140
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$8,000

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1
Aggregate gross unrealized depreciation	(24,148)

Net unrealized depreciation	$(24,147)

Federal income tax cost of investments	$201,132

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	5,063	$51,496
EQ/Equity 500 Index Portfolio‡	1,683	35,130
EQ/International Core PLUS Portfolio‡	2,124	19,731
EQ/International ETF Portfolio‡	1,140	9,783
EQ/Large Cap Core PLUS Portfolio‡	4,107	29,883
EQ/Large Cap Growth PLUS Portfolio‡	274	3,934
EQ/Mid Cap Value PLUS Portfolio‡	147	1,246
EQ/Small Company Index Portfolio‡	1,375	14,134
EQ/Van Kampen Emerging Markets Equity Portfolio‡	452	5,001

Total Investments (100.1%) (Cost $201,045)		170,338
Other Assets Less Liabilities (-0.1%)		(211)

Net Assets (100%)		$170,127

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended September 30, 2008, were as follows:

Securities	Market Value January 2, 2008*	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Gain
EQ/Bond Index Portfolio	$—	$57,500	$5,936	$51,496	$—	$64
EQ/Equity 500 Index Portfolio	—	43,194	—	35,130	—	194
EQ/International Core PLUS Portfolio	—	30,869	3,912	19,731	42	215
EQ/International ETF Portfolio	—	12,724	—	9,783	23	1
EQ/Large Cap Core PLUS Portfolio	—	36,400	—	29,883	—	—
EQ/Large Cap Growth PLUS Portfolio	—	4,701	—	3,934	—	—
EQ/Mid Cap Value PLUS Portfolio	—	1,500	—	1,246	—	—
EQ/Small Company Index Portfolio	—	15,698	—	14,134	—	199
EQ/Van Kampen Emerging Markets Equity Portfolio	—	8,307	—	5,001	—	307

	—	$210,893	$9,848	$170,338	$65	$980

*	The Portfolio commenced operations on January 2, 2008.

EQ ADVISORS TRUST

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$170,338	$—	$170,338
Other Investments*	—	—	—	—

Total	$—	$170,338	$—	$170,338

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$210,893
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,800

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(30,707)

Net unrealized depreciation	$(30,707)

Federal income tax cost of investments	$201,045

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.0%)
Auto Components (0.3%)
Autoliv, Inc.^	324,100	$10,938,375
Magna International, Inc., Class A	116,300	5,953,397

		16,891,772

Automobiles (0.9%)
Toyota Motor Corp. (ADR)^	602,500	51,694,500

Hotels, Restaurants & Leisure (0.6%)
Wynn Resorts Ltd.^	459,855	37,542,562

Household Durables (1.3%)
Centex Corp.^	306,800	4,970,160
D.R. Horton, Inc.^	5,100,800	66,412,416
KB Home^	297,300	5,850,864

		77,233,440

Internet & Catalog Retail (1.6%)
Amazon.com, Inc.*^	1,257,550	91,499,338

Leisure Equipment & Products (0.1%)
Brunswick Corp.^	377,725	4,831,103

Media (2.5%)
CBS Corp., Class B	1,333,400	19,440,972
Citadel Broadcasting Corp.*^	54,400	42,432
Comcast Corp., Class A	1,146,200	22,499,906
Gannett Co., Inc.^	556,600	9,412,106
Idearc, Inc.^	47,800	59,750
Time Warner, Inc.	3,468,900	45,477,279
Viacom, Inc., Class B*	684,800	17,010,432
Walt Disney Co.	957,000	29,370,330

		143,313,207

Multiline Retail (0.5%)
Kohl’s Corp.*	431,900	19,901,952
Macy’s, Inc.	705,300	12,681,294

		32,583,246

Specialty Retail (1.3%)
Gap, Inc.	987,000	17,548,860
Home Depot, Inc.	1,505,000	38,964,450
J. Crew Group, Inc.*^	720,900	20,596,113
Limited Brands, Inc.	22,449	388,816

		77,498,239

Textiles, Apparel & Luxury Goods (0.9%)
Jones Apparel Group, Inc.	786,300	14,554,413
Polo Ralph Lauren Corp.	565,900	37,711,576

		52,265,989

Total Consumer Discretionary		585,353,396

Consumer Staples (9.6%)
Beverages (1.7%)
Coca-Cola Co.	882,800	46,682,464
Coca-Cola Enterprises, Inc.	577,800	9,689,706
PepsiCo, Inc.	579,600	41,308,092

		97,680,262

Food & Staples Retailing (2.5%)
Kroger Co.	788,400	21,665,232
Safeway, Inc.	599,400	14,217,768
SUPERVALU, Inc.	553,600	12,013,120
Wal-Mart Stores, Inc.	1,624,400	$97,285,316

		145,181,436

Food Products (0.7%)
ConAgra Foods, Inc.	1,041,000	20,257,860
Kraft Foods, Inc., Class A	203,600	6,667,900
Sara Lee Corp.	252,800	3,192,864
Tyson Foods, Inc., Class A	677,300	8,086,962

		38,205,586

Household Products (2.4%)
Procter & Gamble Co.	2,051,800	142,989,942

Personal Products (0.6%)
Estee Lauder Cos., Inc., Class A	685,910	34,233,768

Tobacco (1.7%)
Altria Group, Inc.	1,673,200	33,196,288
Philip Morris International, Inc.	1,092,600	52,554,060
Reynolds American, Inc.	281,000	13,662,220

		99,412,568

Total Consumer Staples		557,703,562

Energy (12.0%)
Energy Equipment & Services (0.3%)
Schlumberger Ltd.	192,285	15,015,536

Oil, Gas & Consumable Fuels (11.7%)
Anadarko Petroleum Corp.	411,600	19,966,716
Apache Corp.	232,200	24,213,816
BP plc (ADR)^	253,000	12,693,010
Chevron Corp.	1,705,800	140,694,384
ConocoPhillips	1,438,100	105,340,825
Denbury Resources, Inc.*^	1,239,500	23,600,080
Devon Energy Corp.	285,500	26,037,600
Exxon Mobil Corp.	3,640,900	282,752,294
Occidental Petroleum Corp.	134,400	9,468,480
Royal Dutch Shell plc (ADR)	192,800	11,377,128
Sunoco, Inc.^	148,200	5,272,956
Total S.A. (ADR)	204,400	12,402,992
Valero Energy Corp.	329,500	9,983,850

		683,804,131

Total Energy		698,819,667

Financials (17.0%)
Capital Markets (2.0%)
Ameriprise Financial, Inc.	81,200	3,101,840
Deutsche Bank AG (Registered)	112,500	8,188,875
Goldman Sachs Group, Inc.	235,600	30,156,800
Merrill Lynch & Co., Inc.	321,700	8,139,010
Morgan Stanley	1,050,100	24,152,300
TD Ameritrade Holding Corp.*	2,628,833	42,587,095

		116,325,920

Commercial Banks (2.3%)
Fifth Third Bancorp	534,497	6,360,514
KeyCorp^	912,900	10,900,026
SunTrust Banks, Inc.	155,500	6,995,945
U.S. Bancorp	990,900	35,692,218
Wachovia Corp.^	547,800	1,917,300
Wells Fargo & Co.	1,933,300	72,556,749

		134,422,752

Consumer Finance (0.4%)
American Express Co.	405,200	14,356,236

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Discover Financial Services	626,800	$8,662,376

		23,018,612

Diversified Financial Services (9.0%)
Bank of America Corp.	3,568,200	124,887,000
Citigroup, Inc.	4,299,500	88,182,745
CME Group, Inc.^	140,500	52,197,155
JPMorgan Chase & Co.	3,521,700	164,463,390
NASDAQ OMX Group, Inc.*^	3,119,763	95,371,155

		525,101,445

Insurance (3.3%)
ACE Ltd.	396,100	21,440,893
Allstate Corp.	533,700	24,614,244
American International Group, Inc.^	2,270,200	7,559,766
Assurant, Inc.	77,900	4,284,500
Genworth Financial, Inc., Class A	837,300	7,209,153
Hartford Financial Services Group, Inc.	407,400	16,699,326
MetLife, Inc.	378,300	21,184,800
Old Republic International Corp.	566,900	7,227,975
PartnerReinsurance Ltd.^	120,300	8,191,227
RenaissanceReinsurance Holdings Ltd.	335,400	17,440,800
Travelers Cos., Inc.	660,400	29,850,080
Unum Group	778,600	19,542,860
XL Capital Ltd., Class A^	232,700	4,174,638

		189,420,262

Total Financials		988,288,991

Health Care (12.2%)
Biotechnology (3.0%)
Alnylam Pharmaceuticals, Inc.*^	841,245	24,354,043
Amgen, Inc.*	652,800	38,691,456
Celera Corp.*^	3,916,593	60,511,362
Celgene Corp.*	242,590	15,351,095
Gilead Sciences, Inc.*	343,800	15,670,404
Myriad Genetics, Inc.*^	329,720	21,392,233

		175,970,593

Health Care Equipment & Supplies (0.9%)
Covidien Ltd.	173,800	9,343,488
Given Imaging Ltd.*‡^	1,886,652	21,036,170
Medtronic, Inc.	417,800	20,931,780

		51,311,438

Health Care Providers & Services (0.6%)
AmerisourceBergen Corp.	223,491	8,414,436
Cardinal Health, Inc.	271,700	13,389,376
UnitedHealth Group, Inc.	443,100	11,250,309

		33,054,121

Life Sciences Tools & Services (1.0%)
Illumina, Inc.*^	680,800	27,592,824
Qiagen N.V.*^	508,065	10,024,123
Thermo Fisher Scientific, Inc.*	363,900	20,014,500

		57,631,447

Pharmaceuticals (6.7%)
Abbott Laboratories, Inc.	538,700	31,018,346
Eli Lilly & Co.	477,500	21,024,325
Johnson & Johnson	1,628,900	112,850,192
Merck & Co., Inc.	1,673,800	52,825,128
Pfizer, Inc.	6,147,000	113,350,680
Sanofi-Aventis S.A. (ADR)	308,300	10,133,821
Schering-Plough Corp.	552,900	10,212,063
Teva Pharmaceutical Industries Ltd. (ADR)^	360,800	16,521,032
Wyeth	702,000	$25,931,880

		393,867,467

Total Health Care		711,835,066

Industrials (9.6%)
Aerospace & Defense (0.9%)
Boeing Co.	287,700	16,499,595
Northrop Grumman Corp.	200,800	12,156,432
United Technologies Corp.	353,900	21,255,234

		49,911,261

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	386,500	24,306,985

Airlines (1.4%)
Continental Airlines, Inc., Class B*^	4,108,161	68,524,125
Delta Air Lines, Inc.*^	1,543,100	11,496,095

		80,020,220

Commercial Services & Supplies (0.4%)
Allied Waste Industries, Inc.*	1,187,200	13,189,792
EnergySolutions, Inc.	1,229,800	12,298,000

		25,487,792

Construction & Engineering (1.6%)
Fluor Corp.^	441,148	24,571,943
Quanta Services, Inc.*^	903,890	24,414,069
Shaw Group, Inc.*	930,700	28,600,411
URS Corp.*^	475,600	17,440,252

		95,026,675

Electrical Equipment (1.0%)
ABB Ltd. (ADR)	1,026,200	19,908,280
Baldor Electric Co.^	743,200	21,411,592
First Solar, Inc.*	90,400	17,077,464

		58,397,336

Industrial Conglomerates (3.8%)
3M Co.	372,200	25,424,982
General Electric Co.	7,042,500	179,583,750
Tyco International Ltd.	417,575	14,623,477

		219,632,209

Machinery (0.1%)
Caterpillar, Inc.	80,200	4,779,920

Road & Rail (0.0%)
Avis Budget Group, Inc.*	387,100	2,221,954

Total Industrials		559,784,352

Information Technology (21.7%)
Communications Equipment (5.9%)
Cisco Systems, Inc.*	2,232,700	50,369,712
Corning, Inc.	1,662,600	26,003,064
JDS Uniphase Corp.*^	7,505,460	63,496,191
Juniper Networks, Inc.*^	4,280,332	90,186,595
Motorola, Inc.	905,500	6,465,270
QUALCOMM, Inc.	2,485,080	106,783,888

		343,304,720

Computers & Peripherals (4.2%)
Apple, Inc.*	214,000	24,323,240
Dell, Inc.*	1,257,000	20,715,360
Hewlett-Packard Co.	1,029,900	47,622,576
International Business Machines Corp.	563,900	65,953,744
NetApp, Inc.*^	4,614,298	84,118,653

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Western Digital Corp.*	165,700	$3,532,724

		246,266,297

Electronic Equipment, Instruments & Components (1.6%)
Arrow Electronics, Inc.*	389,200	10,204,824
AU Optronics Corp. (ADR)^	954,300	10,840,848
Avnet, Inc.*	426,200	10,497,306
Flextronics International Ltd.*	1,568,194	11,102,814
Ingram Micro, Inc., Class A*	446,200	7,170,434
Itron, Inc.*^	385,180	34,099,985
Sanmina-SCI Corp.*	1,685,450	2,359,630
Tech Data Corp.*	129,900	3,877,515
Tyco Electronics Ltd.	173,800	4,807,308
Vishay Intertechnology, Inc.*	64,625	427,817

		95,388,481

Internet Software & Services (0.8%)
Equinix, Inc.*^	301,500	20,942,190
Move, Inc.*‡^	12,842,660	27,226,439

		48,168,629

Semiconductors & Semiconductor Equipment (3.3%)
Advanced Micro Devices, Inc.*	8,357,216	43,875,384
Intel Corp.	2,150,900	40,286,357
Lam Research Corp.*	1,760,220	55,429,328
NVIDIA Corp.*	935,700	10,021,347
Silicon Laboratories, Inc.*^	1,272,024	39,051,137

		188,663,553

Software (5.9%)
Electronic Arts, Inc.*	1,416,100	52,381,539
Microsoft Corp.	3,215,500	85,821,695
Nuance Communications, Inc.*^	3,064,943	37,361,655
Oracle Corp.*	1,551,900	31,519,089
Red Hat, Inc.*^	4,131,090	62,255,527
Salesforce.com, Inc.*^	987,285	47,784,594
VMware, Inc., Class A*^	950,700	25,326,648

		342,450,747

Total Information Technology		1,264,242,427

Materials (2.4%)
Chemicals (1.3%)
Ashland, Inc.	234,300	6,850,932
Dow Chemical Co.^	728,000	23,135,840
E.I. du Pont de Nemours & Co.	528,600	21,302,580
Eastman Chemical Co.^	214,100	11,788,346
Lubrizol Corp.	137,126	5,915,616
Praxair, Inc.	118,800	8,522,712

		77,516,026

Containers & Packaging (0.6%)
Ball Corp.	342,500	13,525,325
Owens-Illinois, Inc.*	371,100	10,910,340
Smurfit-Stone Container Corp.*^	833,300	3,916,510
Sonoco Products Co.	284,550	8,445,444

		36,797,619

Metals & Mining (0.5%)
Alcoa, Inc.	622,800	14,062,824
ArcelorMittal (N.Y. Shares) (Registered)^	231,900	11,451,222

		25,514,046

Total Materials		139,827,691

Telecommunication Services (3.6%)
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	3,911,700	109,214,664
FairPoint Communications, Inc.^	18,100	156,927
Verizon Communications, Inc.	1,713,118	$54,973,956

		164,345,547

Wireless Telecommunication Services (0.8%)
Sprint Nextel Corp.	7,156,900	43,657,090
Vodafone Group plc (ADR)	194,300	4,294,030

		47,951,120

Total Telecommunication Services		212,296,667

Utilities (0.6%)
Electric Utilities (0.3%)
American Electric Power Co., Inc.	436,800	16,174,704

Independent Power Producers & Energy Traders (0.1%)
Reliant Energy, Inc.*	766,700	5,635,245

Multi-Utilities (0.2%)
CMS Energy Corp.^	251,425	3,135,270
Dominion Resources, Inc.	212,600	9,095,028

		12,230,298

Total Utilities		34,040,247

Total Common Stocks (98.7%) (Cost $6,406,675,668)		5,752,192,066

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.4%)
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	$9,999,136	9,999,136
Bancaja U.S. Debt S.A.U.
2.92%, 7/10/09 (l)	20,003,729	20,003,729
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	15,000,000	15,000,000
Bank of Ireland
2.13%, 12/29/08 (l)	19,999,763	19,999,763
Bank of Montreal/Chicago
2.83%, 3/12/09 (l)	15,000,000	15,000,000
Beta Finance, Inc.
2.13%, 2/17/09 (l)	9,998,210	9,998,210
2.12%, 5/11/09 (l)	29,994,644	29,994,644
Calyon/New York
2.12%, 10/14/08 (l)	34,998,248	34,998,248
2.16%, 7/2/10 (l)	19,992,529	19,992,529
CAM U.S. Finance S.A.U.
2.85%, 2/2/09 (l)	20,000,000	20,000,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	25,000,000	25,000,000
Comerica Bank
2.81%, 1/12/09 (l)	9,001,034	9,001,034
2.51%, 3/16/09 (l)	19,999,403	19,999,403
3.07%, 6/19/09 (l)	10,000,698	10,000,698
3.08%, 6/19/09 (l)	11,999,553	11,999,553
General Electric Capital Corp.
3.13%, 2/19/09 (l)	25,000,000	25,000,000
2.15%, 3/12/10 (l)	26,000,000	26,000,000
Goldman Sachs Group, Inc.
7.10%, 12/23/08 (l)	5,000,238	5,000,238
2.16%, 3/27/09 (l)	7,000,000	7,000,000
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	10,000,000	5,000,000

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Links Finance LLC
2.12%, 6/22/09 (l)	$14,997,207	$14,997,207
MassMutual Global Funding II
2.15%, 3/26/10 (l)	10,000,000	10,000,000
MBIA Global Funding LLC
2.11%, 1/23/09 (l)	15,000,000	15,000,000
Merrill Lynch & Co., Inc.
2.55%, 5/8/09 (l)	11,000,000	11,000,000
2.17%, 6/29/09 (l)	10,000,000	10,000,000
Monumental Global Funding II
2.15%, 3/26/10 (l)	3,000,000	3,000,000
2.18%, 5/26/10 (l)	4,000,000	4,000,000
Monumental Global Funding Ltd.
2.86%, 5/24/10 (l)	7,000,000	7,000,000
Morgan Stanley
3.29%, 2/9/09 (l)	34,934,604	34,934,604
New York Life Global Funding
3.74%, 3/30/09 (l)	25,000,000	25,000,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	8,998,427	8,998,427
Tango Finance Corp.
2.13%, 6/25/09 (l)	6,998,105	6,998,105
Transamerica Occidental Life Insurance Co.
2.64%, 2/13/09 (l)	30,000,000	30,000,000
Tulip Funding Corp.
2.51%, 10/6/08	9,978,472	9,978,472
Wells Fargo & Co.
7.13%, 8/3/09 (l)	15,000,000	15,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		544,894,000

Time Deposit (0.4%)
JPMorgan Chase Nassau
0.58%, 10/1/08	25,083,407	25,083,407

Total Short-Term Investments (9.8%) (Cost/Amortized Cost $574,977,407)		569,977,407

Total Investments (108.5%) (Cost/Amortized Cost $6,981,653,075)		6,322,169,473
Other Assets Less Liabilities (-8.5%)		(497,195,599)

Net Assets (100%)		$5,824,973,874

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $5,000,000 or 0.1% of net assets) at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

Glossary:

ADR — American Depositary Receipt

At September 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2008	Unrealized Depreciation
S&P 500 Index	76	December-08	$22,919,648	$22,211,000	$(708,648)

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Gain/(Loss)
Affymetrix, Inc.	$39,869,040	$5,232,718	$51,974,402	$—	$—	$(18,661,281)
Celera Corp.	61,940,499	10,261,593	10,390,645	60,511,362	—	1,186,924
Given Imaging Ltd.	23,878,959	13,990,669	114,005	21,036,170	—	(27,812)
Move, Inc.	31,513,517	—	114,906	27,226,439	—	(50,190)

	$157,202,015	$29,484,980	$62,593,958	$108,773,971	$—	$(17,552,359)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$5,752,192,066	$564,977,407	$5,000,000	$6,322,169,473
Other Investments*	—	—	—	—

Total	$5,752,192,066	$564,977,407	$5,000,000	$6,322,169,473

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	708,648	—	—	708,648

Total	$708,648	$—	$—	$708,648

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	$5,000,000	—

Balance as of 9/30/08	$5,000,000	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(5,000,000)	$—

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,004,411,463
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,645,364,215

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$573,254,366
Aggregate gross unrealized depreciation	(1,307,410,277)

Net unrealized depreciation	$(734,155,911)

Federal income tax cost of investments	$7,056,325,384

At September 30, 2008, the Portfolio had loaned securities with a total value of $547,806,126. This was secured by collateral of $544,894,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $669,460,381 which expires in the year 2010.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (10.6%)
Asset-Backed Security (0.2%)
DB Master Finance LLC, Series 2006-1 A2
5.779%, 6/20/31§	$1,605,000	$1,375,421

		1,375,421

Non-Agency CMO (10.4%)
Bear Stearns Alt-A Trust, Series 2006-3 22A1
6.131%, 5/25/36(l)	2,204,284	1,369,231
Citigroup Mortgage Loan Trust, Inc., Series 2005-2 1A4
5.118%, 5/25/35(l)	2,782,525	2,396,587
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 A2B
5.205%, 12/11/49	7,200,000	6,693,547
Commercial Mortgage Pass Through Certificates, Series 2005-C6 A4
5.168%, 6/10/44	7,500,000	6,891,797
Series 2007-C9 A4
6.010%, 12/10/49(l)	5,180,000	4,456,943
Deutsche Mortgage Securities, Inc., Series 2005-WF1 1A1
5.094%, 6/26/35(l)§	1,177,182	1,166,676
Greenpoint Mortgage Funding Trust, Series 2006-AR2 4A1
4.855%, 3/25/36(l)	2,592,246	1,543,835
Greenwich Capital Commercial Funding Corp., Series 2007-GG9 A2
5.381%, 3/10/39	7,900,000	7,368,276
Indymac INDA Mortgage Loan Trust, Series 2006-AR2 1A1
5.974%, 9/25/36(l)	3,622,243	2,497,014
Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1
6.191%, 5/25/36(l)	1,720,261	1,095,716
J.P. Morgan Alternative Loan Trust, Series 2006-A4 A1
5.950%, 9/25/36(l)	2,255,379	1,956,721
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11 A4
6.007%, 6/15/49(l)	6,800,000	5,818,360
Merrill Lynch Mortgage Investors, Inc., Series 2005-A9 2A1A
5.141%, 12/25/35(l)	2,082,166	1,952,247
RESI Finance LP, Series 2003-C B3
3.888%, 9/10/35(l)†§	7,368,016	5,190,031
Structured Asset Securities Corp., Series 2006-RM1 AIO
5.000%, 8/25/46 IO†§	4,519,192	770,568
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26 A2
5.935%, 6/15/45	7,250,000	7,054,821
Series 2006-C27 A3
5.765%, 7/15/45(l)	7,000,000	6,206,054
Series 2007-C32 A2
5.924%, 6/15/49(l)	7,000,000	6,555,035
Series 2007-C32 A3
5.929%, 6/15/49(l)	$6,000,000	$5,088,671

		76,072,130

Total Asset-Backed and Mortgage-Backed Securities		77,447,551

Government Securities (86.5%)
Agency CMO (0.0%)
Government National Mortgage Association
0.750%, 11/16/45 IO(l)	2,417,903	98,556

U.S. Government Agencies (58.2%)
Federal Home Loan Bank
5.375%, 7/17/09	10,500,000	10,679,298
5.000%, 9/18/09^	43,000,000	43,689,806
4.500%, 10/9/09^	43,000,000	43,576,243
4.250%, 11/20/09^	11,000,000	11,123,937
5.375%, 8/19/11	10,000,000	10,441,180
Federal Home Loan Mortgage Corp.
4.750%, 11/3/09	4,500,000	4,576,090
2.375%, 5/28/10^	41,000,000	40,483,400
5.500%, 9/15/11^	10,000,000	10,580,920
5.750%, 1/15/12	17,500,000	18,684,855
5.125%, 7/15/12^	18,000,000	18,828,828
5.500%, 8/20/12^	35,000,000	37,082,150
4.125%, 9/27/13	5,355,000	5,396,780
4.376%, 4/1/35(l)	403,827	409,960
5.912%, 1/1/37(l)	15,467,861	15,830,016
7.000%, 2/1/37	8,540,860	8,935,793
5.896%, 3/1/37(l)	5,628,656	5,739,474
Federal National Mortgage Association
6.125%, 3/15/12^	17,500,000	18,885,073
4.875%, 5/18/12	18,000,000	18,695,160
5.375%, 7/15/16^	7,500,000	7,879,275
5.375%, 6/12/17^	6,700,000	7,024,756
6.500%, 12/1/28	13,304,253	13,779,854
6.500%, 7/1/31	187,110	193,506
5.500%, 2/1/35	7,819,575	7,813,577
5.570%, 4/1/36(l)	1,007,058	1,024,942
6.500%, 9/1/36	16,639,049	17,080,472
5.500%, 4/1/37	16,537,104	16,505,401
6.000%, 4/1/37	17,309,561	17,551,430
5.781%, 8/1/37(l)	5,745,915	5,912,430
Government National Mortgage Association
9.000%, 12/15/09	55,436	55,725
5.500%, 7/15/33	6,903,193	6,930,703

		425,391,034

U.S. Treasuries (28.3%)
U.S. Treasury Bonds
7.250%, 5/15/16^	20,000,000	24,757,820
8.750%, 5/15/17^	34,455,000	46,729,594
8.875%, 8/15/17	13,900,000	19,028,877
U.S. Treasury Notes
2.375%, 4/15/11 TIPS^	15,423,853	15,599,778
3.000%, 7/15/12 TIPS	6,478,296	6,742,993
3.500%, 5/31/13	27,550,000	28,225,829
4.250%, 8/15/15^	20,010,000	21,152,751
4.500%, 11/15/15^	8,000,000	8,552,496
5.125%, 5/15/16^	1,740,000	1,914,816
4.750%, 8/15/17^	22,685,000	24,317,254

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 2/15/18	$10,305,000	$10,105,340

		207,127,548

Total Government Securities		632,617,138

Total Long-Term Debt Securities (97.1%) (Cost $720,511,831)		710,064,689

SHORT-TERM INVESTMENTS:
Government Security (1.7%)
Federal Home Loan Bank
0.10%, 10/1/08 (p)(o)	$12,655,000	12,654,965

Short-Term Investments of Cash Collateral for Securities Loaned (8.2%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	33,059,566	33,059,566
Calyon/New York
2.12%, 10/14/08 (l)	9,999,491	9,999,491
CAM U.S. Finance S.A.U.
2.85%, 2/2/09 (l)	5,000,000	5,000,000
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	10,000,000	5,000,000
Monumental Global Funding II
2.15%, 3/26/10 (l)	5,000,000	5,000,000
Tango Finance Corp.
2.13%, 6/25/09 (l)	1,999,458	1,999,458

Total Short-Term Investments of Cash Collateral for Securities Loaned		60,058,515

Time Deposit (4.5%)
JPMorgan Chase Nassau
0.58%, 10/1/08	32,679,752	32,679,752

Total Short-Term Investments (14.4%) (Cost/Amortized Cost $110,393,268)		105,393,232

Total Investments (111.5%) (Cost/Amortized Cost $830,905,099)		815,457,921
Other Assets Less Liabilities (-11.5%)		(84,002,424)

Net Assets (100%)		$731,455,497

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $10,960,599 or 1.5% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2008, the market value of these securities amounted to $8,502,696 or 1.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

IO — Interest Only

TIPS — Treasury Inflation Protected Security

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$804,497,322	$10,960,599	$815,457,921
Other Investments*	—	—	—	—

Total	$—	$804,497,322	$10,960,599	$815,457,921

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$1,532,924	$—
Total gains or losses (realized/unrealized) included in earnings	(189,442)	—
Purchases, sales, issuances, and settlements (net)	(191,683)	—
Transfers in and/or out of Level 3	9,808,800	—

Balance as of 9/30/08	$10,960,599	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(5,826,401)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$384,887,464
Long-term U.S. Treasury securities	242,411,933

$627,299,397

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$154,504,610
Long-term U.S. Treasury securities	371,878,957

$526,383,567

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,034,072
Aggregate gross unrealized depreciation	(16,481,250)

Net unrealized depreciation	$(15,447,178)

Federal income tax cost of investments	$830,905,099

At September 30, 2008, the Portfolio had loaned securities with a total value of $144,155,382. This was secured by collateral of $60,058,515 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $82,787,508 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $30,109,668 of which $8,292,448 expires in the year 2012, $5,673,454 expires in the year 2013, and $16,143,766 expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.3%)
Amcor Ltd.	1,123,400	$4,942,059
BHP Billiton Ltd.	443,300	11,390,150
Caltex Australia Ltd.	291,500	2,897,121
CSL Ltd.	348,111	10,486,807
Incitec Pivot Ltd.	1,711,080	7,067,860
Macquarie Airports	2,984,961	6,620,350
National Australia Bank Ltd.	197,121	4,006,230
OZ Minerals Ltd.	2,849,841	3,722,362
QBE Insurance Group Ltd.	908,694	19,639,521

		70,772,460

Belgium (0.4%)
Fortis	582,700	3,662,666
Solvay S.A., Class A	46,600	5,725,500

		9,388,166

Brazil (1.3%)
Cia Vale do Rio Doce (ADR)^	543,900	10,415,685
Petroleo Brasileiro S.A. (ADR)^	382,400	16,806,480

		27,222,165

Canada (3.7%)
EnCana Corp.	117,500	7,503,218
Fairfax Financial Holdings Ltd.	12,300	3,942,703
Gerdau Ameristeel Corp.	860,800	8,290,533
Nexen, Inc.	363,364	8,433,254
Nova Chemicals Corp.	146,300	3,215,370
Petro-Canada	286,600	9,533,136
Potash Corp. of Saskatchewan, Inc.	101,094	13,345,419
Sun Life Financial, Inc.	266,900	9,329,274
Teck Cominco Ltd., Class B	261,400	7,422,606
TELUS Corp. (Non-Voting)	240,996	8,629,887

		79,645,400

Czech Republic (0.4%)
CEZ A/S	140,378	8,576,160

Denmark (0.5%)
Novo Nordisk A/S, Class B	196,854	10,082,313

Finland (1.0%)
Nokia Oyj	579,200	10,797,858
Stora Enso Oyj, Class R	1,035,900	10,216,068

		21,013,926

France (10.2%)
Air France-KLM	74,700	1,723,153
BNP Paribas S.A.	243,400	23,398,853
Compagnie Generale des Etablissements Michelin, Class B	154,900	10,162,886
Credit Agricole S.A.	1,134,490	22,034,348
France Telecom S.A.	418,400	11,716,862
GDF Suez S.A.	514,036	26,897,219
Lagardere SCA	169,900	7,678,012
Renault S.A.	250,200	16,167,328
Sanofi-Aventis S.A.	276,555	18,178,346
Societe Generale S.A.	204,618	18,574,116
Technip S.A.	204,521	11,489,259
Total S.A.	883,166	53,282,185

		221,302,567

Germany (10.5%)
Allianz SE (Registered)	178,500	24,549,549
BASF SE	462,600	22,170,457
Bayer AG	401,149	29,281,021
Deutsche Bank AG (Registered)	334,200	23,777,523
Deutsche Lufthansa AG (Registered)	769,200	$15,130,627
Deutsche Telekom AG (Registered)	506,900	7,778,901
E.ON AG	1,152,108	58,346,509
Epcos AG	270,900	6,814,057
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	115,600	17,451,903
Porsche Automobil Holding SE (Preference)	54,804	5,862,607
RWE AG	123,960	11,918,777
TUI AG	317,000	5,275,457

		228,357,388

Israel (1.5%)
Teva Pharmaceutical Industries Ltd. (ADR)^	710,500	32,533,795

Italy (1.6%)
ENI S.p.A.	808,992	21,353,412
Fondiaria-Sai S.p.A.	195,100	4,572,935
Telecom Italia S.p.A.	4,193,600	6,257,388
Telecom Italia S.p.A. (RNC)	3,297,500	3,730,118

		35,913,853

Japan (15.0%)
All Nippon Airways Co., Ltd.	2,773,000	9,895,830
Canon, Inc.	325,600	12,173,233
EDION Corp.	416,000	2,803,195
Fujitsu Ltd.	2,194,000	12,256,529
Hitachi Ltd.	1,414,000	9,723,862
Honda Motor Co., Ltd.	339,800	10,092,197
Isuzu Motors Ltd.	2,600,000	7,182,611
JFE Holdings, Inc.	374,500	11,649,430
Mitsubishi Chemical Holdings Corp.	1,813,500	9,602,002
Mitsubishi Corp.	1,811,300	37,692,712
Mitsui & Co., Ltd.	2,862,000	35,364,806
Mitsui Chemicals, Inc.	1,516,000	6,687,086
Mitsui O.S.K. Lines Ltd.	1,323,000	11,448,493
Namco Bandai Holdings, Inc.	490,300	5,324,996
Nintendo Co., Ltd.	70,300	29,264,834
Nippon Mining Holdings, Inc.	682,500	2,772,934
Nippon Telegraph & Telephone Corp.	3,870	17,237,623
Nissan Motor Co., Ltd.	2,151,500	14,434,962
ORIX Corp.	90,880	11,238,717
Secom Co., Ltd.	100	4,181
Sharp Corp.	1,042,000	11,246,912
Sumitomo Mitsui Financial Group, Inc.	2,412	15,110,874
Tokyo Electric Power Co., Inc.	530,800	13,081,346
Toshiba Corp.	2,570,000	11,098,475
Toyota Motor Corp.	440,200	18,689,638

		326,077,478

Luxembourg (1.7%)
ArcelorMittal S.A.	277,246	13,878,596
SES S.A. (FDR)	506,136	10,506,086
Tenaris S.A. (ADR)^	367,300	13,696,617

		38,081,299

Mexico (0.6%)
America Movil S.A.B. de C.V. (ADR)^	262,700	12,178,772

Netherlands (3.8%)
ING Groep N.V. (CVA)	635,295	13,819,683
Koninklijke Ahold N.V.	1,056,320	12,188,286
Koninklijke DSM N.V.	79,000	3,719,922

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Dutch Shell plc, Class A	1,629,890	$47,157,094
Royal Dutch Shell plc, Class B	184,368	5,230,422

		82,115,407

New Zealand (0.2%)
Telecom Corp of New Zealand Ltd.	2,974,300	5,474,877

Norway (2.1%)
Norsk Hydro ASA	962,850	6,502,957
StatoilHydro ASA	1,668,573	39,777,291

		46,280,248

Russia (0.7%)
Gazprom OAO (ADR)^	310,332	9,713,391
Vimpel-Communications (ADR)^	272,100	5,523,630

		15,237,021

Singapore (0.3%)
Flextronics International Ltd.*	576,100	4,078,788
Neptune Orient Lines Ltd.	1,431,000	1,828,118

		5,906,906

Spain (4.2%)
Banco Santander S.A.	2,430,295	36,788,754
Iberdrola Renovables S.A.*	1,357,100	5,906,675
Repsol YPF S.A.	598,100	17,668,951
Telefonica S.A.	1,280,795	30,617,896

		90,982,276

Sweden (1.6%)
Atlas Copco AB, Class A	974,748	11,166,739
Nordea Bank AB	361,600	4,339,550
Svenska Cellulosa AB, Class B	729,300	7,728,014
Tele2 AB, Class B	68,100	775,652
Telefonaktiebolaget LM Ericsson, Class B	471,000	4,440,243
Volvo AB, Class B	796,450	7,232,872

		35,683,070

Switzerland (11.3%)
ABB Ltd. (Registered)*	1,151,441	22,090,037
Alcon, Inc.	128,200	20,705,582
Credit Suisse Group AG (Registered)	950,986	45,277,775
Julius Baer Holding AG (Registered)	531,403	26,126,444
Nestle S.A. (Registered)	1,097,290	47,460,054
Novartis AG (Registered)	1,068,830	55,905,558
Syngenta AG (Registered)	31,934	6,780,582
Xstrata plc	713,111	22,073,981

		246,420,013

United Kingdom (22.7%)
3i Group plc	727,029	9,177,013
Anglo American plc	253,593	8,477,967
Associated British Foods plc	811,700	10,262,718
AstraZeneca plc	168,017	7,352,871
Aviva plc	1,393,964	12,123,920
BAE Systems plc	2,847,366	20,897,037
Barclays plc	2,865,500	17,407,259
BG Group plc	633,832	11,484,398
BHP Billiton plc	1,156,727	26,165,645
BP plc	1,440,736	11,993,820
British American Tobacco plc	949,147	31,013,590
GlaxoSmithKline plc	2,074,338	44,814,798
HBOS plc	4,425,660	10,049,887
Home Retail Group plc	1,418,100	6,035,775
ICAP plc	1,536,944	9,934,110
International Power plc	2,363,421	15,240,184
Kazakhmys plc	350,300	3,673,055
Man Group plc	4,287,375	26,306,725
Persimmon plc	299,000	2,152,580
Reckitt Benckiser Group plc	657,770	$31,848,046
Rio Tinto plc	575,356	35,799,113
Royal Bank of Scotland Group plc	6,174,645	20,453,729
RSA Insurance Group plc	647,896	1,747,143
Standard Chartered plc	1,060,818	25,767,537
Tesco plc	3,547,505	24,670,959
Unilever plc	939,264	25,497,267
Vodafone Group plc	19,705,291	43,532,889

		493,880,035

Total Common Stocks (98.6%) (Cost $2,714,577,454)		2,143,125,595

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (12.6%)
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	$25,000,000	25,000,000
Bank of Ireland
2.13%, 12/29/08 (l)	29,999,645	29,999,645
Beta Finance, Inc.
2.12%, 10/1/08 (l)	9,998,215	9,998,215
Calyon/New York
2.12%, 10/14/08 (l)	24,998,727	24,998,727
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	6,000,000	6,000,000
Comerica Bank
2.81%, 1/12/09 (l)	18,002,068	18,002,068
2.51%, 3/16/09 (l)	9,999,701	9,999,701
3.07%, 6/19/09 (l)	10,000,698	10,000,698
3.08%, 6/19/09 (l)	11,999,553	11,999,553
Goldman Sachs Group, Inc.
7.10%, 12/23/08 (l)	5,000,238	5,000,238
2.16%, 3/27/09 (l)	5,000,000	5,000,000
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	10,000,000	5,000,001
MassMutual Global Funding II
2.15%, 3/26/10 (l)	10,000,000	10,000,000
MBIA Global Funding LLC
2.11%, 1/23/09 (l)	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
2.55%, 5/8/09 (l)	12,000,000	12,000,000
2.17%, 6/29/09 (l)	10,000,000	10,000,000
Monumental Global Funding II
2.15%, 3/26/10 (l)	24,000,000	24,000,000
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	11,000,000	11,000,000
Wells Fargo & Co.
7.13%, 8/3/09 (l)	42,500,000	42,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		275,498,846

Time Deposit (0.8%)
JPMorgan Chase Nassau
0.58%, 10/1/08	16,635,855	16,635,855

Total Short-Term Investments (13.4%) (Cost/Amortized Cost $297,134,700)		292,134,701

Total Investments (112.0%) (Cost/Amortized Cost $3,011,712,154)		2,435,260,296
Other Assets Less Liabilities (-12.0%)		(260,564,850)

Net Assets (100%)		$2,174,695,446

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	6.2%
Consumer Staples	8.5
Energy	13.3
Financials	21.2
Health Care	10.5
Industrials	8.3
Information Technology	4.8
Materials	12.3
Telecommunication Services	7.0
Utilities	6.5
Cash and Other	1.4%

100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $5,000,001 or 0.2% of net assets) at fair value.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

Glossary:

ADR — American Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

At September 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2008	Unrealized Depreciation
TOPIX Index	59	December-08	$6,117,258	$6,024,540	$(92,718)

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$205,298,140	$2,224,962,155	$5,000,001	$2,435,260,296
Other Investments*	—	—	—	—

Total	$205,298,140	$2,224,962,155	$5,000,001	$2,435,260,296

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	92,718	—	—	92,718

Total	$92,718	$—	$—	$92,718

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	5,000,001	—

Balance as of 9/30/08	$5,000,001	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(4,999,999)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$982,582,113
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,018,279,332

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,144,714
Aggregate gross unrealized depreciation	(643,560,350)

Net unrealized depreciation	$(577,415,636)

Federal income tax cost of investments	$3,012,675,932

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

At September 30, 2008, the Portfolio had loaned securities with a total value of $268,792,183. This was secured by collateral of $275,498,846 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $869,891 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $375 as brokerage commissions with Exane S.A., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $12,792,555 which expires in the year 2010. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Ferdal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.6%)
Hotels, Restaurants & Leisure (2.1%)
McDonald’s Corp.	164,300	$10,137,310
Starbucks Corp.*	76,900	1,143,503

		11,280,813

Media (0.3%)
Walt Disney Co.	52,200	1,602,018

Multiline Retail (1.9%)
Kohl’s Corp.*	197,800	9,114,624
Target Corp.	26,550	1,302,277

		10,416,901

Textiles, Apparel & Luxury Goods (0.3%)
NIKE, Inc., Class B	26,800	1,792,920

Total Consumer Discretionary		25,092,652

Consumer Staples (13.5%)
Beverages (3.1%)
Coca-Cola Co.	114,900	6,075,912
PepsiCo, Inc.	154,500	11,011,215

		17,087,127

Food & Staples Retailing (3.0%)
Costco Wholesale Corp.	80,100	5,200,893
Wal-Mart Stores, Inc.	183,400	10,983,826

		16,184,719

Food Products (2.3%)
Kellogg Co.	69,000	3,870,900
Wm. Wrigley Jr. Co.	108,800	8,638,720

		12,509,620

Household Products (3.7%)
Colgate-Palmolive Co.	135,850	10,236,298
Procter & Gamble Co.	148,100	10,321,089

		20,557,387

Tobacco (1.4%)
Philip Morris International, Inc.	161,200	7,753,720

Total Consumer Staples		74,092,573

Energy (8.4%)
Energy Equipment & Services (6.0%)
Cameron International Corp.*	109,700	4,227,838
National Oilwell Varco, Inc.*	101,200	5,083,276
Schlumberger Ltd.	267,830	20,914,845
Transocean, Inc.*	21,650	2,378,036

		32,603,995

Oil, Gas & Consumable Fuels (2.4%)
EOG Resources, Inc.	149,025	13,331,776

Total Energy		45,935,771

Financials (8.7%)
Capital Markets (2.2%)
Franklin Resources, Inc.	93,200	8,213,716
Goldman Sachs Group, Inc.	28,300	3,622,400

		11,836,116

Diversified Financial Services (6.5%)
CME Group, Inc.	65,100	24,185,301
JPMorgan Chase & Co.	247,450	$11,555,915

		35,741,216

Total Financials		47,577,332

Health Care (24.9%)
Biotechnology (9.8%)
Celgene Corp.*	262,300	16,598,344
Genentech, Inc.*	155,550	13,794,174
Gilead Sciences, Inc.*	512,400	23,355,192

		53,747,710

Health Care Equipment & Supplies (6.5%)
Alcon, Inc.	101,250	16,352,888
Baxter International, Inc.	137,100	8,997,873
Becton, Dickinson & Co.	123,900	9,944,214

		35,294,975

Health Care Providers & Services (2.4%)
Medco Health Solutions, Inc.*	290,400	13,068,000

Pharmaceuticals (6.2%)
Abbott Laboratories, Inc.	264,000	15,201,120
Teva Pharmaceutical Industries Ltd. (ADR)^	413,500	18,934,165

		34,135,285

Total Health Care		136,245,970

Industrials (4.9%)
Aerospace & Defense (2.0%)
Honeywell International, Inc.	156,340	6,495,927
Lockheed Martin Corp.	39,300	4,310,031

		10,805,958

Construction & Engineering (0.8%)
Fluor Corp.	81,450	4,536,765

Electrical Equipment (0.4%)
Emerson Electric Co.	52,400	2,137,396

Machinery (1.1%)
Deere & Co.	117,650	5,823,675

Road & Rail (0.6%)
Union Pacific Corp.	48,400	3,444,144

Total Industrials		26,747,938

Information Technology (27.0%)
Communications Equipment (6.7%)
Cisco Systems, Inc.*	835,900	18,857,904
QUALCOMM, Inc.	274,500	11,795,265
Research In Motion Ltd.*^	84,555	5,775,106

		36,428,275

Computers & Peripherals (11.8%)
Apple, Inc.*	254,110	28,882,143
Hewlett-Packard Co.	773,450	35,764,328

		64,646,471

Internet Software & Services (6.7%)
Google, Inc., Class A*	92,315	36,974,004

Semiconductors & Semiconductor Equipment (0.7%)
Broadcom Corp., Class A*	59,100	1,101,033

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Intel Corp	155,400	$2,910,642

		4,011,675

Software (1.1%)
Activision Blizzard, Inc.*	174,100	2,686,363
Electronic Arts, Inc.*	43,400	1,605,366
Microsoft Corp.	60,600	1,617,414

		5,909,143

Total Information Technology		147,969,568

Materials (5.3%)
Chemicals (5.3%)
Air Products & Chemicals, Inc.	69,700	4,773,753
Monsanto Co.	243,200	24,071,936

Total Materials		28,845,689

Telecommunication Services (1.7%)
Wireless Telecommunication Services (1.7%)
America Movil S.A.B. de C.V. (ADR)^	204,450	9,478,302

Total Telecommunication Services		9,478,302

Total Common Stocks (99.0%) (Cost $562,622,029)		541,985,795

	Principal Amount
SHORT-TERM INVESTMENT:
Short-Term Investment of Cash Collateral for Securities Loaned (0.4%)
Beta Finance, Inc.
2.13%, 2/17/09 (l)
(Amortized Cost $1,999,642)	$1,999,642	1,999,642

Total Investments (99.4%) (Cost/Amortized Cost $564,621,671)		543,985,437
Other Assets Less Liabilities (0.6%)		3,298,058

Net Assets (100%)		$547,283,495

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$541,985,795	$1,999,642	$—	$543,985,437
Other Investments*	—	—	—	—

Total	$541,985,795	$1,999,642	$—	$543,985,437

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$475,026,092
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$499,109,267

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,772,738
Aggregate gross unrealized depreciation	(47,105,472)

Net unrealized depreciation	$(21,332,734)

Federal income tax cost of investments	$565,318,171

At September 30, 2008, the Portfolio had loaned securities with a total value of $1,686,378. This was secured by collateral of $1,999,642 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $407,213,345 of which $44,749,118 expires in the year 2009, $258,581,589 expires in the year 2010 and $103,882,638 expires in the year 2011.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (18.7%)
Asset-Backed Securities (1.3%)
Bayview Financial Acquisition Trust, Series 2005-D AF2
5.402%, 12/28/35(l)	$4,824,262	$4,691,595
Citifinancial Mortgage Securities, Inc., Series 2003-1 AFPT
3.360%, 1/25/33(e)	1,985,529	1,621,696
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB7 AF2
5.147%, 11/25/35(e)	828,489	819,316
DB Master Finance LLC, Series 2006-1 A2
5.779%, 6/20/31§	2,000,000	1,713,920
Home Equity Mortgage Trust, Series 2005-4 A3
4.742%, 1/25/36(e)	781,646	752,188
IXIS Real Estate Capital Trust, Series 2006-HE3 A2
3.307%, 1/25/37(l)	10,075,000	8,986,911
Option One Mortgage Loan Trust, Series 2006-3 M1
3.437%, 2/25/37(l)	2,915,000	708,597
Series 2007-2 M1
3.567%, 3/25/37(l)	3,660,000	514,050
Petra CRE CDO Ltd., Series 2007-1A AC
4.307%, 2/25/47(l)†§	3,300,000	1,569,563
Residential Asset Securities Corp., Series 2003-KS3 A2
3.807%, 5/25/33(l)	221,758	165,856
Residential Funding Mortgage Securities II, Inc., Series 2005-HI2 A3
4.460%, 5/25/35	866,733	861,303

		22,404,995

Non-Agency CMO (17.4%)
Banc of America Commercial Mortgage, Inc., Series 2001-PB1 A2
5.787%, 5/11/35	4,999,299	4,934,916
Series 2004-3 A5
5.493%, 6/10/39(l)	6,965,000	6,650,094
Series 2004-4 A3
4.128%, 7/10/42	6,190,000	6,090,210
Series 2004-6 A2
4.161%, 12/10/42	8,174,084	8,022,069
Bear Stearns Alt-A Trust, Series 2006-1 22A1
5.336%, 2/25/36(l)	7,959,970	5,273,407
Series 2006-3 22A1
6.131%, 5/25/36(l)	3,291,033	2,044,285
Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP6 A2
6.460%, 10/15/36	13,190,000	13,154,370
Series 2005-PWR7 A3
5.116%, 2/11/41(l)	19,680,000	17,985,068
Series 2006-PW11 A4
5.623%, 3/11/39(l)	6,770,000	6,085,086
Series 2006-PW12 A4
5.902%, 9/11/38(l)	4,125,000	3,746,068
Citigroup Mortgage Loan Trust, Inc., Series 2005-2 1A4
5.118%, 5/25/35(l)	$7,415,359	$6,386,843
Series 2006-AR1 3A1
5.500%, 3/25/36(l)	10,402,571	8,142,920
Credit Suisse Mortgage Capital Certificates, Series 2006-C4 A3
5.467%, 9/15/39	11,725,000	10,306,135
CS First Boston Mortgage Securities Corp., Series 2003-CK2 A2
3.861%, 3/15/36	641,414	629,930
Series 2004-C1 A4
4.750%, 1/15/37(l)	3,280,000	3,048,256
Deutsche Mortgage Securities, Inc., Series 2005-WF1 1A1
5.094%, 6/26/35(l)§	3,616,157	3,583,882
GE Capital Commercial Mortgage Corp., Series 2005-C3 A3FX
4.863%, 7/10/45	7,710,000	7,546,805
Greenwich Capital Commercial Funding Corp., Series 2003-C1 A4
4.111%, 7/5/35	6,385,000	5,768,489
Series 2003-C2 A3
4.533%, 1/5/36	8,390,000	8,065,907
Series 2005-GG3 A2
4.305%, 8/10/42	9,040,000	8,860,374
Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1
6.191%, 5/25/36(l)	4,390,624	2,796,596
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11 A4
5.335%, 8/12/37(l)	5,860,000	5,371,573
Series 2005-LDP3 A2
4.851%, 8/15/42	6,780,000	6,617,950
Series 2005-LDP4 A2
4.790%, 10/15/42	5,222,127	5,097,684
Series 2006-CB14 A4
5.481%, 12/12/44(l)	3,790,000	3,351,080
Series 2006-CB15 A4
5.814%, 6/12/43(l)	8,800,000	7,899,747
Series 2007-CB19 A4
5.937%, 2/12/49(l)	8,600,000	7,328,373
LB-UBS Commercial Mortgage Trust, Series 2003-C3 A4
4.166%, 5/15/32	9,370,000	8,471,316
Series 2004-C2 A4
4.367%, 3/15/36	2,885,000	2,581,734
Series 2004-C4 A4
5.294%, 6/15/29(l)	2,985,000	2,819,096
Series 2004-C8 A2
4.201%, 12/15/29	6,525,000	6,410,345
Series 2005-C1 A4
4.742%, 2/15/30	5,930,000	5,325,627
Series 2005-C7 A4
5.197%, 11/15/30(l)	6,090,000	5,549,484
Series 2006-C3 A4
5.661%, 3/15/39(l)	10,365,000	9,338,076
Series 2006-C6 A4
5.372%, 9/15/39	11,165,000	9,772,943
Series 2006-C7 A3
5.347%, 11/15/38	9,300,000	8,077,337

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Lehman XS Trust, Series 2007-4N M1
3.657%, 3/25/47(l)	$10,887,195	$2,884,964
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8 A1C1
5.250%, 8/25/36(l)	4,733,988	4,063,566
Merrill Lynch Mortgage Trust, Series 2005-CKI1 A6
5.416%, 11/12/37(l)	2,575,000	2,350,982
Series 2005-MKB2 A2
4.806%, 9/12/42	11,020,000	10,850,562
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2 A4
6.104%, 6/12/46(l)	805,000	734,890
Morgan Stanley Capital I, Series 2005-T17 A5
4.780%, 12/13/41	9,300,000	8,385,408
Residential Funding Mortgage Securities I, Inc., Series 2005-SA3 3A
5.238%, 8/25/35(l)	5,524,445	4,900,223
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27 A3
5.765%, 7/15/45(l)	8,786,372	7,789,815
Series 2007-C32 A2
5.924%, 6/15/49(l)	9,105,000	8,526,228
Series 2007-C32 A3
5.929%, 6/15/49(l)	7,055,000	5,983,429
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1 A1A
3.555%, 2/25/47(l)	7,993,603	4,209,836

		293,813,978

Total Asset-Backed and Mortgage-Backed Securities		316,218,973

Corporate Bonds (40.0%)
Consumer Discretionary (3.9%)
Automobiles (0.3%)
Daimler Finance N.A. LLC
4.875%, 6/15/10	$1,970,000	1,961,125
7.750%, 1/18/11	2,965,000	3,073,519

		5,034,644

Hotels, Restaurants & Leisure (1.2%)
Marriott International, Inc.
5.625%, 2/15/13	4,393,000	4,143,588
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12^	3,969,000	3,936,970
6.250%, 2/15/13	4,825,000	4,547,707
7.375%, 11/15/15	3,799,000	3,588,182
Wyndham Worldwide Corp.
6.000%, 12/1/16	5,355,000	4,569,256

		20,785,703

Household Durables (0.7%)
Fortune Brands, Inc.
4.875%, 12/1/13	2,142,000	2,014,471
MDC Holdings, Inc.
5.500%, 5/15/13	5,360,000	4,835,283
Mohawk Industries, Inc.
6.125%, 1/15/16	4,800,000	4,324,061

		11,173,815

Media (1.7%)
BSkyB Finance UK plc
5.625%, 10/15/15§	$3,910,000	$3,735,094
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	2,905,000	3,193,789
Comcast Cable Communications LLC
6.200%, 11/15/08	1,172,000	1,173,971
6.875%, 6/15/09	3,930,000	3,968,762
Comcast Corp.
5.500%, 3/15/11	4,290,000	4,212,462
5.300%, 1/15/14	3,365,000	3,084,258
News America, Inc.
6.550%, 3/15/33	2,310,000	2,070,356
Time Warner Entertainment Co. LP
8.375%, 3/15/23	5,360,000	5,309,691
WPP Finance UK Corp.
5.875%, 6/15/14	2,445,000	2,393,396

		29,141,779

Total Consumer Discretionary		66,135,941

Consumer Staples (2.2%)
Food & Staples Retailing (0.4%)
Kroger Co.
6.800%, 12/15/18^	2,619,000	2,527,382
Safeway, Inc.
4.125%, 11/1/08	1,496,000	1,496,084
Wal-Mart Stores, Inc.
4.250%, 4/15/13	1,990,000	1,953,189

		5,976,655

Food Products (1.2%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	3,210,000	3,138,356
5.100%, 7/15/15	2,355,000	2,050,468
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	5,675,000	5,444,487
ConAgra Foods, Inc.
7.875%, 9/15/10	1,587,000	1,674,763
Kraft Foods, Inc.
4.125%, 11/12/09	4,230,000	4,198,694
5.250%, 10/1/13	4,695,000	4,513,646

		21,020,414

Tobacco (0.6%)
Reynolds American, Inc.
7.250%, 6/1/13	5,135,000	5,276,741
7.625%, 6/1/16	5,030,000	4,994,031

		10,270,772

Total Consumer Staples		37,267,841

Energy (2.4%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
5.150%, 3/15/13	1,740,000	1,675,705
6.000%, 3/15/18	660,000	592,557

		2,268,262

Oil, Gas & Consumable Fuels (2.3%)
Canadian Natural Resources Ltd.
5.150%, 2/1/13	1,450,000	1,350,356
Energy Transfer Partners LP
6.700%, 7/1/18	3,870,000	3,668,265
7.500%, 7/1/38	4,395,000	4,146,146

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Enterprise Products Operating LP Series B
5.600%, 10/15/14	$2,145,000	$2,021,219
Gaz Capital S.A.
6.212%, 11/22/16	10,935,000	8,141,217
Hess Corp.
7.875%, 10/1/29	3,815,000	3,729,002
Premcor Refining Group, Inc.
7.500%, 6/15/15	2,496,000	2,379,422
StatoilHydro ASA
6.360%, 1/15/09	1,534,000	1,544,201
TransCanada Pipelines Ltd.
6.350%, 5/15/67(l)	5,625,000	4,449,836
Valero Energy Corp.
6.875%, 4/15/12	4,135,000	4,246,004
Williams Cos., Inc.
7.125%, 9/1/11	2,750,000	2,708,750

		38,384,418

Total Energy		40,652,680

Financials (16.6%)
Capital Markets (2.8%)
Bear Stearns Cos., Inc.
7.625%, 12/7/09	3,331,000	3,363,857
5.550%, 1/22/17	5,680,000	4,877,643
Deutsche Bank AG/London
5.000%, 10/12/10	5,085,000	5,104,211
Goldman Sachs Group, Inc.
3.875%, 1/15/09	4,298,000	4,221,190
4.750%, 7/15/13	3,590,000	3,095,356
5.125%, 1/15/15	2,490,000	2,055,371
Merrill Lynch & Co., Inc.
4.125%, 1/15/09	1,533,000	1,506,888
6.000%, 2/17/09^	4,887,000	4,743,547
4.125%, 9/10/09	1,905,000	1,828,690
6.050%, 5/16/16	1,928,000	1,573,134
Morgan Stanley
5.050%, 1/21/11	5,270,000	3,794,743
6.750%, 4/15/11	4,975,000	3,682,072
5.625%, 1/9/12	4,205,000	2,931,806
6.600%, 4/1/12	2,740,000	1,990,281
UBS Preferred Funding Trust I
8.622%, 10/29/49(l)	3,535,000	3,416,754

		48,185,543

Commercial Banks (5.3%)
American Express Centurion Bank
4.375%, 7/30/09	3,079,000	2,973,901
ANZ National International Ltd./New Zealand
6.200%, 7/19/13§	2,005,000	1,990,384
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
7.400%, 6/15/11	975,000	1,039,623
BankAmerica Capital II
8.000%, 12/15/26	2,301,000	1,968,271
Barclays Bank plc
8.550%, 9/29/49(l)§	4,180,000	3,837,783
Compass Bank
5.500%, 4/1/20	5,894,000	4,649,352
Huntington National Bank
4.375%, 1/15/10	3,135,000	2,959,293
Key Bank N.A.
7.000%, 2/1/11	3,780,000	3,472,622
Korea Development Bank
4.625%, 9/16/10	3,000,000	2,939,271
Kreditanstalt fuer Wiederaufbau
5.125%, 3/14/16^	$3,435,000	$3,623,952
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	3,315,000	3,482,040
M&I Marshall & Ilsley Bank
5.000%, 1/17/17	4,370,000	2,921,135
Marshall & Ilsley Corp.
4.375%, 8/1/09	4,103,000	3,949,392
5.626%, 8/17/09	2,454,000	2,384,540
National City Bank/Ohio
6.250%, 3/15/11	5,110,000	2,964,086
6.200%, 12/15/11^	5,090,000	2,528,987
Regions Financial Corp.
6.375%, 5/15/12	5,020,000	4,354,248
Resona Bank Ltd.
5.850%, 9/29/49(l)§	860,000	632,516
Royal Bank of Scotland Group plc
6.400%, 4/1/09	3,401,000	3,419,155
RSHB Capital S.A. (Russian Agricultural Bank OJSC)
6.299%, 5/15/17(m)	4,855,000	3,410,637
7.750%, 5/29/18§^	8,665,000	6,578,468
SouthTrust Corp.
5.800%, 6/15/14	3,990,000	2,448,340
Standard Chartered plc
6.409%, 12/31/49(l)§	5,700,000	4,392,676
U.S. Bancorp
5.300%, 4/28/09	5,130,000	5,125,522
Union Bank of California N.A.
5.950%, 5/11/16	1,155,000	1,044,605
Union Planters Corp.
7.750%, 3/1/11	3,328,000	3,104,977
Wachovia Corp.
5.625%, 12/15/08	1,596,000	1,564,098
5.500%, 5/1/13	4,500,000	3,722,953
Zions Bancorp
5.500%, 11/16/15	2,390,000	1,363,746

		88,846,573

Consumer Finance (2.0%)
American Express Co.
4.750%, 6/17/09	2,333,000	2,270,485
American General Finance Corp.
5.375%, 9/1/09	2,050,000	1,395,177
Capital One Bank USA N.A.
4.250%, 12/1/08	2,033,000	2,015,673
5.000%, 6/15/09	5,255,000	5,020,033
6.500%, 6/13/13	3,160,000	2,691,290
Capital One Financial Corp.
5.500%, 6/1/15	661,000	543,104
6.750%, 9/15/17	297,000	261,448
HSBC Finance Corp.
4.125%, 12/15/08^	1,875,000	1,854,990
7.000%, 5/15/12	2,850,000	2,769,636
International Lease Finance Corp.
6.375%, 3/15/09	5,150,000	4,749,350
5.650%, 6/1/14	558,000	328,789
SLM Corp.
5.125%, 8/27/12	1,220,000	793,000
5.375%, 1/15/13	5,215,000	3,415,825
5.375%, 5/15/14^	4,200,000	2,604,000
Series A
5.400%, 10/25/11	3,531,000	2,471,700

		33,184,500

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Financial Services (3.1%)
Allstate Life Global Funding Trusts
4.500%, 5/29/09^	$2,268,000	$2,245,297
Bank of America Corp.
3.375%, 2/17/09^	2,380,000	2,332,971
Caterpillar Financial Services Corp.
4.500%, 6/15/09	2,727,000	2,711,172
CIT Group, Inc.
3.375%, 4/1/09	4,485,000	4,232,279
5.850%, 9/15/16	5,215,000	2,529,259
Citicorp
6.375%, 11/15/08	984,000	986,646
Citigroup, Inc.
5.500%, 4/11/13	3,160,000	2,758,241
Countrywide Home Loans, Inc.
4.000%, 3/22/11	79,000	67,968
Eksportfinans A/S
5.500%, 5/25/16	4,910,000	5,157,891
General Electric Capital Corp.
4.375%, 11/21/11	3,800,000	3,600,701
4.800%, 5/1/13^	9,255,000	8,441,495
6.750%, 3/15/32	1,230,000	1,026,664
JP Morgan & Co., Inc.
6.250%, 1/15/09	4,620,000	4,605,794
JP Morgan Chase Capital XXV
6.800%, 10/1/37	882,000	676,101
JPMorgan Chase & Co.
6.750%, 2/1/11	6,680,000	6,702,358
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/49(l)	1,690,000	1,279,007
Resona Preferred Global Securities Cayman Ltd.
7.191%, 12/29/49(l)§	1,590,000	1,180,402
UFJ Finance Aruba AEC
6.750%, 7/15/13	2,520,000	2,642,238

		53,176,484

Insurance (1.4%)
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	2,145,000	1,892,555
Assurant, Inc.
5.625%, 2/15/14	1,645,000	1,530,474
General Electric Global Insurance Holdings Corp.
7.000%, 2/15/26	3,435,000	3,027,183
Genworth Financial, Inc.
5.231%, 5/16/09	1,725,000	1,465,144
4.750%, 6/15/09	1,950,000	1,616,552
6.515%, 5/22/18	4,385,000	3,601,028
Liberty Mutual Group, Inc.
5.750%, 3/15/14§	2,795,000	2,496,734
Prudential Financial, Inc.
5.150%, 1/15/13	3,030,000	2,865,607
XL Capital Ltd.
5.250%, 9/15/14	5,335,000	4,614,615

		23,109,892

Real Estate Investment Trusts (REITs) (1.4%)
HCP, Inc.
6.000%, 1/30/17	5,465,000	4,368,808
Health Care REIT, Inc.
6.200%, 6/1/16	4,700,000	4,133,951
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	2,802,000	2,427,459
iStar Financial, Inc.
5.650%, 9/15/11	$3,210,000	$1,669,200
5.150%, 3/1/12	2,645,000	1,322,500
Mack-Cali Realty Corp.
7.250%, 3/15/09	780,000	782,852
Simon Property Group LP
5.000%, 3/1/12	5,220,000	4,961,647
5.625%, 8/15/14	3,820,000	3,516,543

		23,182,960

Real Estate Management & Development (0.3%)
ERP Operating LP
5.250%, 9/15/14	5,390,000	4,769,482

Specialized Finance (0.1%)
Toll Brothers Finance Corp.
6.875%, 11/15/12	2,005,000	1,904,812
5.150%, 5/15/15	550,000	465,143

		2,369,955

Thrifts & Mortgage Finance (0.2%)
Countrywide Financial Corp.
5.800%, 6/7/12	1,731,000	1,462,279
6.250%, 5/15/16^	2,516,000	1,791,196

		3,253,475

Total Financials		280,078,864

Health Care (1.8%)
Health Care Equipment & Supplies (0.3%)
Baxter FinCo B.V.
4.750%, 10/15/10	4,556,000	4,644,887

Health Care Providers & Services (0.7%)
UnitedHealth Group, Inc.
4.125%, 8/15/09	1,930,000	1,912,377
5.250%, 3/15/11	5,220,000	5,189,672
WellPoint, Inc.
4.250%, 12/15/09	5,276,000	5,172,121

		12,274,170

Life Sciences Tools & Services (0.4%)
Fisher Scientific International, Inc.
6.750%, 8/15/14	1,747,000	1,709,960
6.125%, 7/1/15	5,351,000	5,164,689

		6,874,649

Pharmaceuticals (0.4%)
Abbott Laboratories
3.500%, 2/17/09	2,557,000	2,551,449
Wyeth
5.500%, 2/1/14	3,187,000	3,159,177

		5,710,626

Total Health Care		29,504,332

Industrials (1.7%)
Airlines (0.1%)
United Air Lines, Inc.
6.636%, 7/2/22	2,078,937	1,600,782

Building Products (0.5%)
Masco Corp.
4.800%, 6/15/15	5,660,000	4,720,836
6.125%, 10/3/16	5,295,000	4,600,725

		9,321,561

Commercial Services & Supplies (0.3%)
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	1,315,000	1,165,691

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Waste Management, Inc.
6.875%, 5/15/09	$3,550,000	$3,560,121

		4,725,812

Industrial Conglomerates (0.5%)
Hutchison Whampoa International Ltd.
7.450%, 11/24/33§	3,445,000	3,154,862
Textron, Inc.
6.375%, 11/15/08	2,085,000	2,091,983
Tyco International Group S.A.
6.000%, 11/15/13	2,865,000	2,807,385

		8,054,230

Machinery (0.1%)
Illinois Tool Works, Inc.
5.750%, 3/1/09	2,097,000	2,109,953

Road & Rail (0.2%)
Canadian Pacific Railway Co.
6.500%, 5/15/18	995,000	938,283
Norfolk Southern Corp.
6.200%, 4/15/09	2,125,000	2,136,717

		3,075,000

Total Industrials		28,887,338

Information Technology (1.6%)
Communications Equipment (0.2%)
Motorola, Inc.
7.625%, 11/15/10	402,000	406,157
7.500%, 5/15/25	475,000	405,134
6.500%, 9/1/25	2,980,000	2,286,149

		3,097,440

Computers & Peripherals (0.1%)
International Business Machines Corp.
4.375%, 6/1/09	1,215,000	1,220,098

IT Services (0.7%)
Computer Sciences Corp.
5.500%, 3/15/13§	2,525,000	2,449,465
Electronic Data Systems Corp. Series B
6.000%, 8/1/13	6,379,000	6,503,939
7.450%, 10/15/29	2,215,000	2,274,446

		11,227,850

Office Electronics (0.5%)
Xerox Capital Trust I
8.000%, 2/1/27	5,205,000	4,733,068
Xerox Corp.
9.750%, 1/15/09	3,542,000	3,600,974
7.625%, 6/15/13	980,000	992,093

		9,326,135

Software (0.1%)
Oracle Corp.
4.950%, 4/15/13	2,132,000	2,125,118

Total Information Technology		26,996,641

Materials (2.7%)
Chemicals (0.4%)
Dow Chemical Co.
7.375%, 11/1/29^	360,000	348,955
Lubrizol Corp.
4.625%, 10/1/09	1,955,000	1,945,696
PPG Industries, Inc.
5.750%, 3/15/13	4,110,000	4,073,384

		6,368,035

Construction Materials (0.1%)
Lafarge S.A.
6.150%, 7/15/11	$2,603,000	$2,555,521

Containers & Packaging (0.2%)
Packaging Corp. of America
5.750%, 8/1/13	2,675,000	2,655,892

Metals & Mining (1.1%)
Alcoa, Inc.
6.750%, 7/15/18	3,600,000	3,455,456
ArcelorMittal
6.125%, 6/1/18§	1,930,000	1,710,194
BHP Billiton Finance USA Ltd.
7.250%, 3/1/16	3,697,000	3,864,515
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	2,015,000	1,979,738
Ispat Inland ULC
9.750%, 4/1/14	1,695,000	1,791,757
United States Steel Corp.
5.650%, 6/1/13	4,549,000	4,069,176
7.000%, 2/1/18	1,415,000	1,277,406

		18,148,242

Paper & Forest Products (0.9%)
Celulosa Arauco y Constitucion S.A.
8.625%, 8/15/10	1,204,000	1,265,741
International Paper Co.
4.250%, 1/15/09	2,092,000	2,079,086
7.400%, 6/15/14	4,565,000	4,572,003
5.300%, 4/1/15	4,415,000	3,859,818
Westvaco Corp.
8.200%, 1/15/30	1,130,000	1,060,624
Weyerhaeuser Co.
5.950%, 11/1/08	2,805,000	2,809,775

		15,647,047

Total Materials		45,374,737

Telecommunication Services (4.5%)
Diversified Telecommunication Services (3.4%)
AT&T Corp.
8.000%, 11/15/31	500,000	506,375
AT&T, Inc.
4.125%, 9/15/09	2,570,000	2,549,702
British Telecommunications plc
8.125%, 12/15/10	7,320,000	7,650,571
Embarq Corp.
6.738%, 6/1/13	3,650,000	3,217,183
7.082%, 6/1/16	5,220,000	4,230,497
Pacific Bell Telephone Co.
6.625%, 10/15/34	6,570,000	5,718,554
Qwest Corp.
7.875%, 9/1/11	5,140,000	4,934,400
8.875%, 3/15/12	3,815,000	3,738,700
7.500%, 10/1/14	3,490,000	3,018,850
Telecom Italia Capital S.A.
4.000%, 11/15/08	2,195,000	2,195,464
4.000%, 1/15/10	8,010,000	7,777,630
6.375%, 11/15/33	900,000	655,920
Telefonos de Mexico S.A.B. de C.V.
4.500%, 11/19/08	4,705,000	4,712,717
Verizon Communications, Inc.
5.250%, 4/15/13	2,520,000	2,428,877

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Verizon New Jersey, Inc. Series A
5.875%, 1/17/12	$3,230,000	$3,170,148

		56,505,588

Wireless Telecommunication Services (1.1%)
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	4,080,000	4,295,179
8.750%, 3/1/31	2,405,000	2,659,112
US Cellular Corp.
6.700%, 12/15/33	3,020,000	2,261,044
Vodafone Group plc
7.750%, 2/15/10	4,910,000	5,060,639
5.500%, 6/15/11	4,485,000	4,443,020

		18,718,994

Total Telecommunication Services		75,224,582

Utilities (2.6%)
Electric Utilities (1.8%)
Carolina Power & Light Co.
6.500%, 7/15/12	4,940,000	5,088,151
Exelon Corp.
6.750%, 5/1/11	2,190,000	2,206,469
FirstEnergy Corp. Series B
6.450%, 11/15/11	2,195,000	2,205,470
Series C
7.375%, 11/15/31	2,415,000	2,245,327
FPL Group Capital, Inc.
5.625%, 9/1/11	3,435,000	3,509,471
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	2,760,000	2,735,767
Pacific Gas & Electric Co.
4.800%, 3/1/14	5,440,000	5,123,881
Progress Energy, Inc.
7.100%, 3/1/11	1,571,000	1,614,234
Public Service Co. of Colorado
7.875%, 10/1/12	1,925,000	2,095,863
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§	3,950,000	3,902,758

		30,727,391

Multi-Utilities (0.8%)
DCP Midstream LLC
7.875%, 8/16/10	1,340,000	1,372,160
NiSource Finance Corp.
7.875%, 11/15/10	2,205,000	2,267,862
6.800%, 1/15/19	4,615,000	4,191,994
Veolia Environnement
6.000%, 6/1/18	2,955,000	2,833,549
Wisconsin Energy Corp.
6.250%, 5/15/67(l)	2,550,000	1,924,026

		12,589,591

Total Utilities		43,316,982

Total Corporate Bonds		673,439,938

Government Securities (39.7%)
Foreign Governments (1.0%)
Federative Republic of Brazil
8.250%, 1/20/34	2,100,000	2,400,405
Russian Federation
7.500%, 3/31/30(m)(e)	$14,043,400	$14,376,931

		16,777,336

Supranational (1.3%)
Asia Development Bank
5.500%, 6/27/16	4,590,000	4,966,045
European Investment Bank
4.875%, 2/15/36	2,420,000	2,422,420
Inter-American Development Bank
5.125%, 9/13/16^	5,140,000	5,364,608
International Bank for Reconstruction & Development
9.250%, 7/15/17^	2,880,000	3,820,994
Nordic Investment Bank
5.000%, 2/1/17	5,135,000	5,426,426

		22,000,493

U.S. Government Agencies (31.9%)
Federal Home Loan Mortgage Corp.
5.500%, 8/23/17	11,345,000	12,003,316
5.125%, 11/17/17^	44,080,000	45,424,837
5.500%, 7/1/35	7,528,495	7,515,662
4.500%, 8/1/35	8,534,674	8,086,927
4.500%, 9/1/35	7,575,477	7,178,051
4.500%, 10/1/35	24,125,942	22,860,245
5.763%, 12/1/36(l)	7,886,225	8,008,357
7.000%, 2/1/37	19,795,286	20,710,629
Federal National Mortgage Association
9.000%, 8/1/26	4,869	5,387
6.250%, 5/15/29	9,930,000	11,384,417
6.625%, 11/15/30^	7,520,000	9,075,279
5.500%, 4/1/33	11,637,766	11,639,750
5.500%, 7/1/33	14,365,801	14,368,249
5.000%, 11/1/33	11,083,920	10,834,952
5.500%, 4/1/34	6,410,466	6,411,559
5.500%, 5/1/34	3,848,438	3,849,094
5.500%, 11/1/34	19,055,654	19,041,038
5.500%, 2/1/35	31,303,151	31,308,486
6.000%, 4/1/35	16,026,038	16,308,466
4.500%, 8/1/35	7,482,202	7,088,677
4.500%, 9/1/35	21,799,787	20,698,415
5.000%, 2/1/36	38,402,052	37,479,457
5.500%, 4/1/36	65,904,191	65,812,449
5.000%, 7/1/36	8,318,496	8,123,846
6.500%, 9/1/36	48,528,054	49,815,472
5.500%, 11/1/36	24,236,418	24,202,680
5.939%, 2/1/37(l)	14,257,179	14,567,238
5.500%, 3/1/37	43,251,094	43,190,886
Government National Mortgage Association
8.500%, 10/15/17	2,452	2,685
8.500%, 11/15/17	8,708	9,534
8.000%, 7/15/26	687	755

		537,006,795

U.S. Treasuries (5.5%)
U.S. Treasury Bonds
4.500%, 2/15/36^	56,060,000	57,540,320
U.S. Treasury Notes
3.000%, 7/15/12 TIPS^	33,797,148	35,178,066

		92,718,386

Total Government Securities		668,503,010

Total Long-Term Debt Securities (98.4%) (Cost $1,773,544,464)		1,658,161,921

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae Series S
8.250%(l)^	112,375	$244,977
Freddie Mac
8.375%(l)^	74,725	121,802

Total Preferred Stocks (0.0%) (Cost $4,677,500)		366,779

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.8%)
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	$10,000,000	10,000,000
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	31,236,240	31,236,240
Beta Finance, Inc.
2.12%, 10/1/08 (l)	10,001,216	10,001,216
Calyon/New York
2.16%, 7/2/10 (l)	4,998,132	4,998,132
Comerica Bank
2.81%, 1/12/09 (l)	9,001,034	9,001,034
Goldman Sachs Group, Inc.
7.10%, 12/23/08 (l)	5,500,262	5,500,262
2.16%, 3/27/09 (l)	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
2.55%, 5/8/09 (l)	7,000,000	7,000,000
Natixis S.A./New York
2.95%, 11/3/08	4,000,000	4,000,000
New York Life Global Funding
3.74%, 3/30/09 (l)	5,000,000	5,000,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	4,999,126	4,999,126
SLM Corp.
2.91%, 12/15/08 (l)	8,250,964	8,250,964
Tango Finance Corp.
2.13%, 6/25/09 (l)	4,998,646	4,998,646
Wells Fargo & Co.
7.13%, 8/3/09 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		114,985,620

Time Deposit (0.4%)
JPMorgan Chase Nassau
0.58%, 10/1/08	6,423,278	6,423,278

Total Short-Term Investments (7.2%) (Amortized Cost $121,408,898)		121,408,898

Total Investments (105.6%) (Cost/Amortized Cost $1,899,630,862)		1,779,937,598
Other Assets Less Liabilities (-5.6%)		(95,046,996)

Net Assets (100%)		$1,684,890,602

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,569,563 or 0.1% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2008, the market value of these securities amounted to $48,373,188 or 2.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

TIPS — Treasury Inflation Protected Security

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$366,779	$1,778,001,256	$1,569,563	$1,779,937,598
Other Investments*	—	—	—	—

Total	$366,779	$1,778,001,256	$1,569,563	$1,779,937,598

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$4,325,427	$—
Total gains or losses (realized/unrealized) included in earnings	(2,308,502)	—
Purchases, sales, issuances, and settlements (net)	(447,362)	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/08	$1,569,563	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(1,312,265)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$546,227,632
Long-term U.S. Treasury securities	358,200,546

$904,428,178

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$659,085,305
Long-term U.S. Treasury securities	417,685,415

$1,076,770,720

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,719,877
Aggregate gross unrealized depreciation	(128,392,675)

Net unrealized depreciation	$(120,672,798)

Federal income tax cost of investments	$1,900,610,396

At September 30, 2008, the Portfolio had loaned securities with a total value of $155,796,344. This was secured by collateral of $114,985,620 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $45,404,446 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $20,587,041 of which $395,663 expires in the year 2013, and $20,191,378 expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.6%)
Diversified Consumer Services (3.9%)
Capella Education Co.*^	177,900	$7,624,794
Corinthian Colleges, Inc.*^	840,500	12,607,500
Strayer Education, Inc.	96,400	19,305,064

		39,537,358

Hotels, Restaurants & Leisure (2.8%)
Orient-Express Hotels Ltd., Class A^	263,000	6,346,190
Panera Bread Co., Class A*^	232,400	11,829,160
Red Robin Gourmet Burgers, Inc.*^	386,300	10,352,840

		28,528,190

Internet & Catalog Retail (1.9%)
Netflix, Inc.*^	614,600	18,978,848

Media (1.2%)
National CineMedia, Inc.^	1,100,500	12,160,525

Specialty Retail (2.0%)
American Eagle Outfitters, Inc.	189,390	2,888,198
Hibbett Sports, Inc.*^	867,300	17,363,346

		20,251,544

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.*	410,500	8,099,165

Total Consumer Discretionary		127,555,630

Energy (9.3%)
Energy Equipment & Services (5.1%)
Complete Production Services, Inc.*^	649,800	13,080,474
Dril-Quip, Inc.*	220,500	9,567,495
Oceaneering International, Inc.*	182,100	9,709,572
Oil States International, Inc.*	134,200	4,743,970
Superior Energy Services, Inc.*	336,700	10,484,838
Tesco Corp.*^	202,700	4,244,538

		51,830,887

Oil, Gas & Consumable Fuels (4.2%)
Bill Barrett Corp.*^	259,590	8,335,435
Forest Oil Corp.*	219,100	10,867,360
Newfield Exploration Co.*	268,100	8,576,519
Penn Virginia Corp.^	180,000	9,619,200
Range Resources Corp.	131,400	5,633,118

		43,031,632

Total Energy		94,862,519

Financials (6.4%)
Capital Markets (6.4%)
Affiliated Managers Group, Inc.*^	146,100	12,104,385
Greenhill & Co., Inc.^	204,300	15,067,125
KBW, Inc.*^	54,100	1,782,054
Lazard Ltd., Class A	435,200	18,609,152
optionsXpress Holdings, Inc.	441,090	8,565,968
Stifel Financial Corp.*	170,600	8,512,940

Total Financials		64,641,624

Health Care (21.1%)
Biotechnology (7.3%)
Acorda Therapeutics, Inc.*^	394,700	9,413,595
Alexion Pharmaceuticals, Inc.*	412,100	16,195,530
BioMarin Pharmaceutical, Inc.*^	457,600	12,121,824
Incyte Corp.*^	812,100	6,212,565
OSI Pharmaceuticals, Inc.*^	229,300	11,302,197
Savient Pharmaceuticals, Inc.*^	438,700	$6,541,017
United Therapeutics Corp.*	121,700	12,799,189

		74,585,917

Health Care Equipment & Supplies (8.1%)
Abiomed, Inc.*	183,800	3,262,450
Gen-Probe, Inc.*	246,100	13,055,605
Hansen Medical, Inc.*^	271,800	3,652,992
Immucor, Inc.*	450,800	14,407,568
Masimo Corp.*^	415,000	15,438,000
Meridian Bioscience, Inc.^	510,350	14,820,564
NuVasive, Inc.*^	354,900	17,507,217

		82,144,396

Health Care Providers & Services (1.3%)
HealthExtras, Inc.*	417,800	10,912,936
Psychiatric Solutions, Inc.*	63,600	2,413,620

		13,326,556

Health Care Technology (1.5%)
MedAssets, Inc.*^	894,200	15,380,240

Life Sciences Tools & Services (2.4%)
AMAG Pharmaceuticals, Inc.*^	109,200	4,229,316
ICON plc (ADR)*	513,300	19,633,725

		23,863,041

Pharmaceuticals (0.5%)
XenoPort, Inc.*	104,600	5,072,054

Total Health Care		214,372,204

Industrials (25.3%)
Aerospace & Defense (1.3%)
Hexcel Corp.*^	974,900	13,346,381

Commercial Services & Supplies (3.1%)
Iron Mountain, Inc.*^	644,357	15,728,754
Stericycle, Inc.*	268,180	15,798,484

		31,527,238

Construction & Engineering (1.5%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	463,200	8,911,968
Granite Construction, Inc.^	164,000	5,874,480

		14,786,448

Electrical Equipment (4.7%)
Ametek, Inc.	490,850	20,011,954
Baldor Electric Co.^	407,400	11,737,194
EnerSys*	428,100	8,437,851
Polypore International, Inc.*	357,000	7,679,070

		47,866,069

Machinery (11.1%)
Actuant Corp., Class A^	407,600	10,287,824
Astec Industries, Inc.*^	197,820	6,098,791
Bucyrus International, Inc.^	414,100	18,501,988
Chart Industries, Inc.*	391,900	11,192,664
Colfax Corp.*	297,000	4,962,870
IDEX Corp.	460,950	14,298,669
Joy Global, Inc.	374,600	16,909,444
Kaydon Corp.^	173,100	7,799,886
Lincoln Electric Holdings, Inc.	268,600	17,273,666
Valmont Industries, Inc.^	64,700	5,350,043

		112,675,845

Professional Services (3.6%)
Duff & Phelps Corp., Class A*	199,400	4,193,382
FTI Consulting, Inc.*^	274,000	19,793,760

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Huron Consulting Group, Inc.*^	213,000	$12,136,740

		36,123,882

Total Industrials		256,325,863
Information Technology (21.5%)
Communications Equipment (1.8%)
F5 Networks, Inc.*^	545,000	12,742,100
Foundry Networks, Inc.*	306,000	5,572,260

		18,314,360

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A^	240,740	9,663,304

Internet Software & Services (5.9%)
comScore, Inc.*^	754,400	13,300,072
DealerTrack Holdings, Inc.*^	89,800	1,512,232
Digital River, Inc.*^	354,800	11,495,520
VistaPrint Ltd.*^	664,310	21,815,940
Websense, Inc.*^	515,800	11,528,130

		59,651,894

IT Services (1.4%)
CyberSource Corp.*	914,000	14,724,540

Semiconductors & Semiconductor Equipment (8.3%)
Hittite Microwave Corp.*^	421,400	14,159,040
Integrated Device Technology, Inc.*	637,800	4,962,084
Intersil Corp., Class A	270,746	4,488,969
Microsemi Corp.*^	466,800	11,894,064
ON Semiconductor Corp.*	2,075,270	14,028,825
PMC-Sierra, Inc.*^	1,457,900	10,817,618
Silicon Laboratories, Inc.*	341,500	10,484,050
Varian Semiconductor Equipment Associates, Inc.*	116,100	2,916,432
Verigy Ltd.*^	665,900	10,840,852

		84,591,934

Software (3.1%)
Commvault Systems, Inc.*^	796,800	9,601,440
Concur Technologies, Inc.*	66,400	2,540,464
Informatica Corp.*^	423,100	5,496,069
Solera Holdings, Inc.*	180,300	5,178,216
SuccessFactors, Inc.*^	788,309	8,592,568

		31,408,757

Total Information Technology		218,354,789

Telecommunication Services (1.1%)
Wireless Telecommunication Services (1.1%)
SBA Communications Corp., Class A*^	443,600	11,475,932

Total Telecommunication Services		11,475,932

Total Common Stocks (97.3%) (Cost $1,005,159,580)		987,588,561

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (23.8%)
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	$17,998,445	17,998,445
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	10,000,000	10,000,000
Bank of Montreal/Chicago
2.83%, 3/12/09 (l)	$10,000,000	$10,000,000
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	156,700	156,700
BBVA Senior Finance S.A.
2.87%, 3/12/10 (l)	15,000,000	15,000,000
Bear Stearns Cos., Inc.
7.13%, 3/23/09 (l)	10,000,000	10,000,000
Beta Finance, Inc.
2.13%, 2/17/09 (l)	14,997,315	14,997,315
Calyon/New York
2.12%, 10/1/08 (l)	9,999,521	9,999,521
2.16%, 7/2/10 (l)	4,998,132	4,998,132
CAM U.S. Finance S.A.U.
2.85%, 2/2/09 (l)	10,000,000	10,000,000
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	12,000,000	12,000,000
Comerica Bank
2.51%, 3/16/09 (l)	9,999,701	9,999,701
Five Finance, Inc.
2.13%, 2/23/09 (l)	14,997,772	14,997,772
General Electric Capital Corp.
2.15%, 3/12/10 (l)	15,000,000	15,000,000
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	18,000,000	18,000,000
MassMutual Global Funding II
2.15%, 3/26/10 (l)	14,000,000	14,000,000
MBIA Global Funding LLC
2.11%, 1/23/09 (l)	7,500,000	7,500,000
Merrill Lynch & Co., Inc.
2.55%, 5/8/09 (l)	6,000,000	6,000,000
Monumental Global Funding II
2.15%, 3/26/10 (l)	10,000,000	10,000,000
Monumental Global Funding Ltd.
2.86%, 5/24/10 (l)	5,500,000	5,500,000
Pricoa Global Funding I
2.16%, 12/15/09 (l)	11,000,000	11,000,000
2.15%, 6/25/10 (l)	4,999,126	4,999,126
Tango Finance Corp.
2.13%, 6/25/09 (l)	9,997,292	9,997,292

Total Short-Term Investments of Cash Collateral for Securities Loaned		242,144,004

Time Deposit (2.1%)
JPMorgan Chase Nassau
0.58%, 10/1/08	21,294,414	21,294,414

Total Short-Term Investments (25.9%) (Amortized Cost $263,438,418)		263,438,418

Total Investments (123.2%) (Cost/Amortized Cost $1,268,597,998)		1,251,026,979
Other Assets Less Liabilities (-23.2%)		(235,840,346)

Net Assets (100%)		$1,015,186,633

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$987,588,561	$263,438,418	$—	$1,251,026,979
Other Investments*	—	—	—	—

Total	$987,588,561	$263,438,418	$—	$1,251,026,979

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$732,720,559
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$746,511,710

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,941,102
Aggregate gross unrealized depreciation	(111,967,628)

Net unrealized depreciation	$(21,026,526)

Federal income tax cost of investments	$1,272,053,505

At September 30, 2008, the Portfolio had loaned securities with a total value of $243,175,891. This was secured by collateral of $242,144,004 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $1,353,060 which expires in the year 2009.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.4%)
Auto Components (0.5%)
Autoliv, Inc.^	330,700	$11,161,125
Magna International, Inc., Class A	240,200	12,295,838

		23,456,963

Automobiles (0.6%)
Toyota Motor Corp. (ADR)^	299,700	25,714,260

Household Durables (0.9%)
Black & Decker Corp.^	255,900	15,545,925
Centex Corp.^	894,000	14,482,800
KB Home^	439,100	8,641,488

		38,670,213

Leisure Equipment & Products (0.3%)
Brunswick Corp.^	1,059,900	13,556,121

Media (3.2%)
CBS Corp., Class B^	1,954,450	28,495,881
Gannett Co., Inc.^	1,085,500	18,355,805
Time Warner, Inc.	4,324,500	56,694,195
Viacom, Inc., Class B*	1,023,700	25,428,708
Walt Disney Co.	580,000	17,800,200

		146,774,789

Multiline Retail (0.7%)
Macy’s, Inc.^	1,710,200	30,749,396

Specialty Retail (2.5%)
Gap, Inc.	2,152,700	38,275,006
Home Depot, Inc.^	1,808,200	46,814,298
Limited Brands, Inc.^	55,100	954,332
Lowe’s Cos., Inc.	1,099,600	26,049,524

		112,093,160

Textiles, Apparel & Luxury Goods (0.7%)
Jones Apparel Group, Inc.^	1,711,500	31,679,865

Total Consumer Discretionary		422,694,767

Consumer Staples (10.2%)
Beverages (1.3%)
Coca-Cola Co.	225,000	11,898,000
Coca-Cola Enterprises, Inc.	1,502,400	25,195,248
Molson Coors Brewing Co., Class B	464,000	21,692,000

		58,785,248

Food & Staples Retailing (2.4%)
Kroger Co.	1,012,600	27,826,248
Safeway, Inc.^	1,568,400	37,202,448
SUPERVALU, Inc.	1,410,500	30,607,850
Wal-Mart Stores, Inc.	200,000	11,978,000

		107,614,546

Food Products (1.2%)
ConAgra Foods, Inc.	1,009,600	19,646,816
Kraft Foods, Inc., Class A	488,500	15,998,375
Tyson Foods, Inc., Class A^	1,718,200	20,515,308

		56,160,499

Household Products (2.6%)
Procter & Gamble Co.	1,708,600	119,072,334

Tobacco (2.7%)
Altria Group, Inc.	2,283,000	45,294,720
Philip Morris International, Inc.	891,700	42,890,770
Reynolds American, Inc.^	653,300	$31,763,446

		119,948,936

Total Consumer Staples		461,581,563

Energy (20.4%)
Energy Equipment & Services (0.5%)
Nabors Industries Ltd.*	909,650	22,668,478

Oil, Gas & Consumable Fuels (19.9%)
Anadarko Petroleum Corp.^	806,700	39,133,017
Apache Corp.	548,400	57,187,152
BP plc (ADR)^	590,100	29,605,317
Chevron Corp.	2,300,800	189,769,984
ConocoPhillips	1,832,300	134,215,975
Devon Energy Corp.	663,600	60,520,320
Exxon Mobil Corp.	3,307,600	256,868,216
Occidental Petroleum Corp.	590,000	41,565,500
Royal Dutch Shell plc (ADR)	521,200	30,756,012
Sunoco, Inc.^	235,500	8,379,090
Total S.A. (ADR)^	506,400	30,728,352
Valero Energy Corp.	661,100	20,031,330

		898,760,265

Total Energy		921,428,743

Financials (26.1%)
Capital Markets (2.5%)
Deutsche Bank AG (Registered)^	308,600	22,462,994
Goldman Sachs Group, Inc.^	404,000	51,712,000
Morgan Stanley	1,615,900	37,165,700

		111,340,694

Commercial Banks (2.7%)
Fifth Third Bancorp^	499,600	5,945,240
KeyCorp	601,700	7,184,298
SunTrust Banks, Inc.^	234,700	10,559,153
U.S. Bancorp^	897,100	32,313,542
Wells Fargo & Co.^	1,798,100	67,482,693

		123,484,926

Consumer Finance (0.2%)
Discover Financial Services^	683,900	9,451,498

Diversified Financial Services (10.3%)
Bank of America Corp.	5,072,500	177,537,500
Citigroup, Inc.	4,662,200	95,621,722
JPMorgan Chase & Co.	4,145,800	193,608,860

		466,768,082

Insurance (10.4%)
ACE Ltd.	977,600	52,917,488
Allstate Corp.	1,363,000	62,861,560
American International Group, Inc.^	3,158,100	10,516,473
Chubb Corp.	312,800	17,172,720
Everest Reinsurance Group Ltd.^	470,600	40,721,018
Fidelity National Financial, Inc., Class A^	676,500	9,944,550
Genworth Financial, Inc., Class A	2,152,300	18,531,303
Hartford Financial Services Group, Inc.	727,500	29,820,225
MetLife, Inc.^	880,700	49,319,200
Old Republic International Corp.^	1,999,300	25,491,075
PartnerReinsurance Ltd.^	108,600	7,394,574
RenaissanceReinsurance Holdings Ltd.^	281,300	14,627,600
Travelers Cos., Inc.	1,476,200	66,724,240

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Unum Group	1,935,900	$48,591,090
XL Capital Ltd., Class A	716,200	12,848,628

		467,481,744

Total Financials		1,178,526,944

Health Care (10.3%)
Biotechnology (0.6%)
Amgen, Inc.*	508,800	30,156,576

Health Care Providers & Services (1.6%)
AmerisourceBergen Corp.	536,600	20,202,990
Cardinal Health, Inc.	561,700	27,680,576
McKesson Corp.	453,200	24,386,692

		72,270,258

Pharmaceuticals (8.1%)
Johnson & Johnson	1,408,300	97,567,024
Merck & Co., Inc.^	2,043,700	64,499,172
Pfizer, Inc.	8,267,500	152,452,700
Sanofi-Aventis S.A. (ADR)	847,900	27,870,473
Wyeth	600,000	22,164,000

		364,553,369

Total Health Care		466,980,203

Industrials (6.5%)
Aerospace & Defense (0.6%)
Northrop Grumman Corp	414,400	25,087,776

Commercial Services & Supplies (0.8%)
Allied Waste Industries, Inc.*	3,272,500	36,357,475

Industrial Conglomerates (4.8%)
General Electric Co.	7,749,700	197,617,350
Tyco International Ltd.	548,512	19,208,890

		216,826,240

Machinery (0.2%)
Caterpillar, Inc.	186,600	11,121,360

Road & Rail (0.1%)
Avis Budget Group, Inc.*^	911,200	5,230,288

Total Industrials		294,623,139

Information Technology (4.1%)
Communications Equipment (0.4%)
Motorola, Inc.^	2,220,400	15,853,656

Computers & Peripherals (0.5%)
Lexmark International, Inc., Class A*^	342,300	11,148,711
Western Digital Corp.*	601,500	12,823,980

		23,972,691

Electronic Equipment, Instruments & Components (2.7%)
Arrow Electronics, Inc.*	970,500	25,446,510
AU Optronics Corp. (ADR)^	1,919,025	21,800,124
Avnet, Inc.*	850,000	20,935,500
Flextronics International Ltd.*^	2,689,055	19,038,510
Ingram Micro, Inc., Class A*^	1,094,400	17,587,008
Sanmina-SCI Corp.*^	1,589,400	2,225,160
Tech Data Corp.*^	400,700	11,960,895
Vishay Intertechnology, Inc.*	149,400	$989,028

		119,982,735

Semiconductors & Semiconductor Equipment (0.5%)
NVIDIA Corp.*^	2,177,500	23,321,025

Total Information Technology		183,130,107

Materials (4.8%)
Chemicals (3.3%)
Ashland, Inc.	547,600	16,011,824
Dow Chemical Co.^	1,950,400	61,983,712
E.I. du Pont de Nemours & Co.	904,100	36,435,230
Eastman Chemical Co.	499,400	27,496,964
Lubrizol Corp.	131,400	5,668,596

		147,596,326

Containers & Packaging (1.0%)
Ball Corp.	530,500	20,949,445
Owens-Illinois, Inc.*	714,900	21,018,060
Smurfit-Stone Container Corp.*^	719,500	3,381,650

		45,349,155

Metals & Mining (0.5%)
ArcelorMittal (N.Y. Shares) (Registered)^	515,900	25,475,142

Total Materials		218,420,623

Telecommunication Services (6.6%)
Diversified Telecommunication Services (5.2%)
AT&T, Inc.	6,443,700	179,908,104
Verizon Communications, Inc.	1,731,799	55,573,430

		235,481,534

Wireless Telecommunication Services (1.4%)
Sprint Nextel Corp.	7,657,300	46,709,530
Vodafone Group plc (ADR)^	637,570	14,090,297

		60,799,827

Total Telecommunication Services		296,281,361

Utilities (1.8%)
Independent Power Producers & Energy Traders (0.3%)
Reliant Energy, Inc.*	1,839,900	13,523,265

Multi-Utilities (1.5%)
Ameren Corp.^	1,002,800	39,139,284
CMS Energy Corp.^	580,800	7,242,576
Dominion Resources, Inc.^	495,000	21,176,100
Wisconsin Energy Corp.	45,400	2,038,460

		69,596,420

Total Utilities		83,119,685

Total Common Stocks (100.2%) (Cost $ 5,581,286,816)		4,526,787,135

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.5%)
Amstel Funding Corp.
2.71%, 10/9/08	$19,955,000	19,955,000
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	12,000,000	12,000,000
Bank of Montreal/Chicago
2.83%, 3/12/09 (l)	10,000,000	10,000,000

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$42,905,285	$42,905,285
Bavaria Universal Funding Corp.
2.84%, 10/6/08	19,955,978	19,955,978
Calyon/New York
2.12%, 10/14/08 (l)	14,999,236	14,999,236
CC USA, Inc.
2.13%, 2/12/09 (l)	9,998,208	9,998,208
Comerica Bank
2.51%, 3/16/09 (l)	9,999,701	9,999,701
Eureka Securitization plc.
2.63%, 10/14/08	5,984,717	5,984,717
Gemini Securitization Corp.
2.51%, 10/3/08	14,969,792	14,969,792
Landesbank Baden-Wuerttemberg/New York
2.90%, 11/6/08	15,000,000	15,000,000
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	10,000,000	5,000,000
Merrill Lynch & Co., Inc.
2.17%, 6/29/09 (l)	5,000,000	5,000,000
Monumental Global Funding II
2.15%, 3/26/10 (l)	1,000,000	1,000,000
Natixis S.A./New York
2.95%, 11/3/08	12,000,000	12,000,000
SLM Corp.
2.91%, 12/15/08 (l)	5,000,584	5,000,584
Standard Charter Bank/New York
2.84%, 12/10/08	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp./New York
2.74%, 10/14/08	12,000,000	12,000,000
Tango Finance Corp.
2.13%, 6/25/09 (l)	9,997,292	9,997,292
Tulip Funding Corp.
2.51%, 10/6/08	9,978,472	9,978,472
Wells Fargo & Co.
7.13%, 8/3/09 (l)	7,500,000	7,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		248,244,265

Total Short-Term Investments (5.5%) (Cost/Amortized Cost $ 253,244,265)		248,244,265

Total Investments (105.7%) (Cost/Amortized Cost $ 5,834,531,081)		4,775,031,400
Other Assets Less Liabilities (-5.7%)		(256,723,657)

Net Assets (100%)		$4,518,307,743

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $5,000,000 or 0.1% of net assets) at fair value.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$4,526,787,135	$243,244,265	$5,000,000	$4,775,031,400
Other Investments*	—	—	—	—

Total	$4,526,787,135	$243,244,265	$5,000,000	$4,775,031,400

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	5,000,000	—

Balance as of 9/30/08	$5,000,000	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(5,000,000)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,031,827,180
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,778,497,729

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$270,194,063
Aggregate gross unrealized depreciation	(1,332,939,172)

Net unrealized depreciation	$(1,062,745,109)

Federal income tax cost of investments	$5,837,776,509

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

At September 30, 2008, the Portfolio had loaned securities with a total value of $251,692,464. This was secured by collateral of $248,244,265 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (24.0%)
Diversified Consumer Services (1.4%)
Sotheby’s, Inc.^	43,200	$866,592

Hotels, Restaurants & Leisure (6.9%)
Carnival Corp.	68,100	2,407,335
International Game Technology	69,900	1,200,882
Yum! Brands, Inc.	21,800	710,898

		4,319,115

Household Durables (2.0%)
Black & Decker Corp.	20,600	1,251,450

Media (10.7%)
CBS Corp., Class B	165,100	2,407,158
Gannett Co., Inc.	102,400	1,731,584
Interpublic Group of Cos., Inc.*	154,500	1,197,375
Omnicom Group, Inc.	34,000	1,311,040

		6,647,157

Specialty Retail (3.0%)
Tiffany & Co.	51,800	1,839,936

Total Consumer Discretionary		14,924,250

Consumer Staples (9.4%)
Beverages (3.0%)
Constellation Brands, Inc., Class A*	86,800	1,862,728

Household Products (6.4%)
Clorox Co.	37,100	2,325,799
Energizer Holdings, Inc.*	20,400	1,643,220

		3,969,019

Total Consumer Staples		5,831,747

Financials (25.6%)
Capital Markets (12.1%)
Franklin Resources, Inc.	20,900	1,841,917
Janus Capital Group, Inc.	101,200	2,457,136
Northern Trust Corp.	29,200	2,108,240
T. Rowe Price Group, Inc.	20,800	1,117,168

		7,524,461

Commercial Banks (4.1%)
City National Corp./California	47,300	2,568,390

Insurance (3.3%)
HCC Insurance Holdings, Inc.	29,600	799,200
Markel Corp.*	3,500	1,230,250

		2,029,450

Real Estate Management & Development (6.1%)
CB Richard Ellis Group, Inc., Class A*	144,000	1,925,280
Jones Lang LaSalle, Inc.	43,300	$1,882,684

		3,807,964

Total Financials		15,930,265

Health Care (12.3%)
Health Care Equipment & Supplies (3.4%)
Baxter International, Inc.	32,400	2,126,412

Health Care Providers & Services (1.5%)
Laboratory Corp. of America Holdings*	13,300	924,350

Health Care Technology (4.1%)
IMS Health, Inc.	134,000	2,533,940

Life Sciences Tools & Services (3.3%)
Thermo Fisher Scientific, Inc.*	37,900	2,084,500

Total Health Care		7,669,202

Industrials (13.4%)
Commercial Services & Supplies (3.0%)
Pitney Bowes, Inc.	56,200	1,869,212

Machinery (2.3%)
Illinois Tool Works, Inc.	32,200	1,431,290

Professional Services (8.1%)
Dun & Bradstreet Corp.	26,800	2,528,848
Equifax, Inc.	72,800	2,507,960

		5,036,808

Total Industrials		8,337,310

Information Technology (10.1%)
Electronic Equipment, Instruments & Components (3.5%)
Anixter International, Inc.*^	37,100	2,207,821

IT Services (6.6%)
Accenture Ltd., Class A	58,400	2,219,200
Hewitt Associates, Inc., Class A*	51,500	1,876,660

		4,095,860

Total Information Technology		6,303,681

Total Common Stocks (94.8%) (Cost $66,788,804)		58,996,455

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (1.7%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$1,018,530	1,018,530

Time Deposit (7.0%)
JPMorgan Chase Nassau
0.58%, 10/1/08	4,362,313	4,362,313

Total Short-Term Investments (8.7%) (Amortized Cost $5,380,843)		5,380,843

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Total Investments (103.5%) (Cost/Amortized Cost $ 72,169,647)		$64,377,298
Other Assets Less Liabilities (-3.5%)		(2,200,239)

Net Assets (100%)		$62,177,059

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$58,996,455	$5,380,843	$—	$64,377,298
Other Investments*	—	—	—	—

Total	$58,996,455	$5,380,843	$—	$64,377,298

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$23,970,718
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$14,380,336

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,960,163
Aggregate gross unrealized depreciation	(10,761,968)

Net unrealized depreciation	$(7,801,805)

Federal income tax cost of investments	$72,179,103

At September 30, 2008, the Portfolio had loaned securities with a total value of $1,058,833. This was secured by collateral of $1,018,530 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS (A):
Automobiles & Components (0.7%)
ATC Technology Corp.*	13,900	$329,986
Exide Technologies, Inc.*	27,520	203,098
Motorcar Parts of America, Inc.*	9,600	57,984
Spartan Motors, Inc.	12,500	39,750
TRW Automotive Holdings Corp.*	34,900	555,259

		1,186,077

Banks (4.0%)
1st Constitution Bancorp*	1	8
Alliance Financial Corp./New York	1,348	31,004
American River Bankshares/California	200	2,002
Ameris Bancorp	10,800	160,380
Annapolis Bancorp, Inc.*	800	3,640
Banco Latinoamericano de Exportaciones S.A., Class E	8,800	126,896
Bank Holdings, Inc.*	4,600	13,800
Bank of Florida Corp.*	10,400	85,696
Bank of Marin Bancorp/California	1,000	31,500
BCSB Bancorp, Inc.*	2,004	20,220
Berkshire Hills Bancorp, Inc.	7,800	249,600
Britton & Koontz Capital Corp.	1,230	15,990
C&F Financial Corp.	100	2,050
Cadence Financial Corp.	600	5,562
Camco Financial Corp.	645	6,263
Camden National Corp.	997	34,845
Capital Bank Corp.	6,950	66,025
Carolina Bank Holdings, Inc.*	2,800	20,300
Carrollton Bancorp	300	2,403
Carver Bancorp, Inc.	2,100	14,175
Cascade Financial Corp.	10,200	76,398
CCF Holding Co.	2,600	8,580
Central Bancorp, Inc./Massachusetts	876	10,074
Central Virginia Bankshares, Inc.	2,200	18,040
Centrue Financial Corp.	5,200	72,592
Century Bancorp, Inc./Massachusetts, Class A	100	1,497
CFS Bancorp, Inc.	8,900	82,325
Citizens First Bancorp, Inc.	5,403	28,906
Citizens South Banking Corp.	6,500	45,695
Codorus Valley Bancorp, Inc.	1,532	19,486
Community Bank Shares of Indiana, Inc.	2,242	31,388
Community Capital Corp.	3,500	33,460
Community Financial Corp./Virginia	3,600	21,060
Community West Bancshares	1,100	6,050
Farmers Capital Bank Corp.	6,000	162,120
Fidelity Bancorp, Inc./Pennsylvania	1,552	19,400
Financial Institutions, Inc.	1,570	31,416
First Bancorp, Inc./Maine	1,500	29,400
First Bancorp/North Carolina	4,725	80,797
First Bancshares, Inc./ Missouri	300	4,725
First BancTrust Corp.	20	192
First California Financial Group, Inc.*	3,773	32,448
First Capital, Inc.	110	1,705
First Citizens Banc Corp.	2,000	19,680
First Citizens BancShares, Inc./North Carolina, Class A	1,168	209,072
First Community Bank Corp. of America*	400	2,600
First Defiance Financial Corp.	5,709	62,856
First Federal Bancshares of Arkansas, Inc.	4,200	$41,580
First Financial Holdings, Inc.	8,800	230,384
First Franklin Corp.	1,300	8,450
First Keystone Financial, Inc.*	370	3,330
First M&F Corp.	856	9,784
First Merchants Corp.	10,276	234,293
First PacTrust Bancorp, Inc.	2,709	33,592
First Place Financial Corp./Ohio	12,847	165,084
First United Corp.	4,140	82,386
First West Virginia Bancorp, Inc.	104	1,586
Firstbank Corp./Michigan	1,200	12,240
FNB United Corp.	5,127	37,478
Gateway Financial Holdings, Inc.	10,600	56,710
Great Southern Bancorp, Inc.	9,800	124,950
GS Financial Corp.	1,100	15,477
Guaranty Bancorp*	7,160	43,676
Guaranty Federal Bancshares, Inc.	1,726	19,676
Habersham Bancorp	2,400	13,248
Hawthorn Bancshares, Inc.	980	23,883
HF Financial Corp.	3,300	42,900
HopFed Bancorp, Inc.	2,800	31,472
Horizon Bancorp/Indiana	1,841	40,520
Hudson City Bancorp, Inc.	310	5,720
IBERIABANK Corp.	7,800	412,230
Independent Bank Corp./Michigan	18,000	111,420
Indiana Community Bancorp	2,700	40,230
Jacksonville Bancorp, Inc./Illinois	400	3,600
Jefferson Bancshares, Inc./Tennessee	3,000	28,050
Liberty Bancorp, Inc.	500	4,500
Lincoln Bancorp/Indiana	1,105	15,028
LNB Bancorp, Inc.	3,750	25,538
LSB Financial Corp.	200	3,330
MainSource Financial Group, Inc.	31	608
Meta Financial Group, Inc.	1,320	22,440
Midwest Banc Holdings, Inc.	16,700	66,800
Monarch Community Bancorp, Inc.	2,000	18,500
Monroe Bancorp	660	7,425
MutualFirst Financial, Inc.	3,700	36,112
National Bankshares, Inc./Virginia	570	9,969
New Hampshire Thrift Bancshares, Inc.	4,700	42,300
NewBridge Bancorp	5,949	28,377
Northeast Bancorp	525	6,048
Northrim BanCorp, Inc.	4,399	72,144
OceanFirst Financial Corp.	8,638	156,521
Old Second Bancorp, Inc.	11,300	209,276
Oriental Financial Group, Inc.	6,961	124,323
Pacific Premier Bancorp, Inc.*	3,910	19,746
Park Bancorp, Inc.	100	1,800
Parke Bancorp, Inc.*	525	4,463
Parkvale Financial Corp.	4,600	72,450
Peoples Bancorp of North Carolina, Inc.	1,555	17,540
Peoples Bancorp, Inc./Ohio	3,640	79,243
Premier Financial Bancorp, Inc.	600	5,850
Princeton National Bancorp, Inc.	100	2,550
Provident Community Bancshares, Inc.	510	5,100
Pulaski Financial Corp.	7,600	63,004
QCR Holdings, Inc.	1,000	13,300
Regions Financial Corp.	18,700	179,520
Renasant Corp.	6,420	139,378

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Rurban Financial Corp.	1,319	$11,871
Sandy Spring Bancorp, Inc.	12,800	282,880
Severn Bancorp, Inc./Maryland	7,742	46,839
Simmons First National Corp., Class A	8,100	288,360
Southern Community Financial Corp./North Carolina	600	2,850
Southern First Bancshares, Inc.*	1,900	22,268
Southern Missouri Bancorp, Inc.	1,040	13,572
Southside Bancshares, Inc.	1,741	43,873
Southwest Bancorp, Inc./Oklahoma	11,400	201,438
Summit Financial Group, Inc.	435	5,111
Sun Bancorp, Inc./New Jersey*	12,099	163,943
Sussex Bancorp	2,500	19,475
Tamalpais Bancorp	1,900	22,325
TF Financial Corp.	2,200	50,600
Timberland Bancorp, Inc./Washington	700	5,600
Tower Financial Corp.	3,600	26,100
United Bancshares, Inc./Ohio	312	3,204
United Community Financial Corp./Ohio	21,200	106,000
United Western Bancorp, Inc.	5,800	72,500
VIST Financial Corp.	1,400	16,800
Wayne Savings Bancshares, Inc.	2,300	20,125
Wilber Corp.	1,040	8,216
WSFS Financial Corp.	4,400	264,000

		7,029,403

Capital Goods (12.5%)
Acuity Brands, Inc.	23,200	968,832
Aecom Technology Corp.*	50,900	1,243,996
AGCO Corp.*	35,500	1,512,655
Aircastle Ltd.	28,700	284,417
Albany International Corp., Class A	4,200	114,786
Alliant Techsystems, Inc.*	2,500	234,850
Allied Motion Technologies, Inc.*	4,700	24,487
Ampco-Pittsburgh Corp.	6,100	157,990
Applied Industrial Technologies, Inc.	21,700	584,381
Armstrong World Industries, Inc.	13,000	375,700
Chase Corp.	1,400	17,500
Chicago Rivet & Machine Co.	230	4,543
Columbus McKinnon Corp.*	12,100	285,197
Crane Co.	32,100	953,691
Edac Technologies Corp.*	4,000	13,080
EMCOR Group, Inc.*	38,400	1,010,688
EnPro Industries, Inc.*	14,200	527,672
Espey Manufacturing & Electronics Corp.	379	6,955
Esterline Technologies Corp.*	17,400	688,866
Gardner Denver, Inc.*	160	5,555
Goodrich Corp.	1,400	58,240
Griffon Corp.*	19,700	177,694
Harsco Corp.	19,686	732,122
Hurco Cos., Inc.*	390	11,532
II-VI, Inc.*	6,654	257,244
Jacobs Engineering Group, Inc.*	18,860	1,024,287
Kadant, Inc.*	9,280	211,306
Kennametal, Inc.	34,100	924,792
Key Technology, Inc.*	100	2,370
K-Tron International, Inc.*	600	77,298
L.S. Starrett Co., Class A	5,000	92,150
Lydall, Inc.*	10,180	98,033
MasTec, Inc.*	26,574	353,168
Michael Baker Corp.*	4,880	169,824
MSC Industrial Direct Co., Class A	7,280	335,390
Mueller Industries, Inc.	4,000	$92,040
Navistar International Corp.*	27,824	1,507,504
NN, Inc.	2,675	34,374
Nortech Systems, Inc.*	2,200	11,110
Orbital Sciences Corp.*	5,780	138,547
Preformed Line Products Co.	700	40,838
Regal-Beloit Corp.	4,044	171,951
Servotronics, Inc.	2,000	15,000
SL Industries, Inc.*	4,094	54,245
SPX Corp.	5,580	429,660
Standex International Corp.	9,100	252,525
Sterling Construction Co., Inc.*	9,900	160,380
SunPower Corp., Class B*	15,304	1,056,741
Supreme Industries, Inc., Class A	10,506	32,043
Teledyne Technologies, Inc.*	16,592	948,399
Thomas & Betts Corp.*	32,200	1,258,054
Timken Co.	43,174	1,223,983
Triumph Group, Inc.	9,200	420,532
Twin Disc, Inc.	6,820	93,843
United Capital Corp.*	600	15,894
W.W. Grainger, Inc.	3,900	339,183
Willis Lease Finance Corp.*	7,100	79,307

		21,917,444

Commercial & Professional Services (2.4%)
Avalon Holdings Corp., Class A*	3,017	10,107
CompX International, Inc.	1,000	5,510
GP Strategies Corp.*	6,365	48,374
Industrial Services of America, Inc.	600	6,150
LECG Corp.*	17,829	143,880
Manpower, Inc.	26,320	1,135,971
MPS Group, Inc.*	59,151	596,242
R.R. Donnelley & Sons Co.	66,345	1,627,443
Steelcase, Inc., Class A	47,308	508,561
Sykes Enterprises, Inc.*	10,100	221,796
Tufco Technologies, Inc.*	3,090	16,779

		4,320,813

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	19,982	436,407
AT Cross Co., Class A*	300	2,019
Brink’s Co.	6,900	421,038
CDI Corp.	9,700	216,601
Comfort Systems USA, Inc.	27,900	372,744
Ecology And Environment, Inc., Class A	682	6,683
Exponent, Inc.*	2,400	79,416
Hudson Highland Group, Inc.*	19,700	136,915
ICF International, Inc.*	5,100	100,725
Intersections, Inc.*	100	813
Kelly Services, Inc., Class A	16,981	323,488
Nashua Corp.*	900	7,227
National Technical Systems, Inc.	6,066	31,786
North American Galvanizing & Coatings, Inc.*	260	1,326
On Assignment, Inc.*	24,000	189,120
RCM Technologies, Inc.*	6,774	11,787
Spherion Corp.*	36,080	175,709
Standard Register Co.	11,700	115,245
Team, Inc.*	3,442	124,325
Viad Corp.	10,135	291,787

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
VSE Corp.	3,440	$116,031

		3,161,192

Consumer Durables & Apparel (3.7%)
American Biltrite, Inc.*	1,745	8,376
American Greetings Corp., Class A	33,900	518,331
Arctic Cat, Inc.	14,000	128,100
Callaway Golf Co.	19,470	273,943
Cavco Industries, Inc.*	1,973	71,324
CSS Industries, Inc.	6,000	154,440
Culp, Inc.*	9,749	57,714
Escalade, Inc.	543	1,629
Flexsteel Industries, Inc.	700	7,238
Fossil, Inc.*	4,900	138,327
Hasbro, Inc.	46,778	1,624,132
JAKKS Pacific, Inc.*	295	7,348
LaCrosse Footwear, Inc.	151	2,416
Man Sang Holdings, Inc.*	4,914	15,971
National Presto Industries, Inc.	1,422	105,939
Polaris Industries, Inc.	20,400	927,996
Q.E.P. Co., Inc.*	2,700	14,391
RC2 Corp.*	5,053	101,060
Rocky Brands, Inc.*	4,300	14,319
Russ Berrie & Co., Inc.*	14,000	107,380
Skechers U.S.A., Inc., Class A*	4,000	67,320
Skyline Corp.	5,000	132,150
Snap-On, Inc.	3,760	198,002
Sport Supply Group, Inc.	1,460	16,060
Tupperware Brands Corp.	4,724	130,524
UniFirst Corp.	9,000	387,810
Warnaco Group, Inc.*	24,100	1,091,489
Weyco Group, Inc.	2,307	77,215
Wolverine World Wide, Inc.	4,530	119,864

		6,500,808

Consumer Services (2.1%)
Ark Restaurants Corp.	2,900	46,516
Benihana, Inc., Class A*	7,295	33,557
Bob Evans Farms, Inc.	22,000	600,380
Bowl America, Inc., Class A	4,200	55,776
Burger King Holdings, Inc.	13,800	338,928
CEC Entertainment, Inc.*	12,680	420,976
DeVry, Inc.	5,300	262,562
Frisch’s Restaurants, Inc.	3,700	83,990
J. Alexander’s Corp.	2,730	14,742
Lodgian, Inc.*	11,650	90,870
Marcus Corp.	14,300	229,944
Nobel Learning Communities, Inc.*	290	4,611
Red Lion Hotels Corp.*	11,890	95,358
Regis Corp.	29,000	797,500
Speedway Motorsports, Inc.	10,277	200,196
WMS Industries, Inc.*	11,280	344,829

		3,620,735

Diversified Financials (2.0%)
American Physicians Service Group, Inc.	5,500	116,435
Cardtronics, Inc.*	9,900	77,814
Cowen Group, Inc.*	900	7,695
Greenhill & Co., Inc.	10,800	796,500
Interactive Brokers Group, Inc., Class A*	25,019	554,671
International Assets Holding Corp.*	3,975	95,837
Knight Capital Group, Inc., Class A*	53,100	789,066
Paulson Capital Corp.*	3,877	$8,723
QC Holdings, Inc.	5,110	34,953
Raymond James Financial, Inc.	27,100	893,758
United PanAm Financial Corp.*	13,100	48,208

		3,423,660

Energy (7.2%)
Adams Resources & Energy, Inc.	3,400	77,452
Barnwell Industries, Inc.	6,860	64,896
BMB Munai, Inc.*	17,220	71,463
Callon Petroleum Co.*	2,400	43,272
Cimarex Energy Co.	29,660	1,450,671
Contango Oil & Gas Co.*	3,300	178,134
Diamond Offshore Drilling, Inc.	1,790	184,477
ENGlobal Corp.*	18,400	244,168
ENSCO International, Inc.	31,020	1,787,683
GulfMark Offshore, Inc.*	2,470	110,854
Helmerich & Payne, Inc.	11,650	503,163
HKN, Inc.*	237	1,868
International Coal Group, Inc.*	79,800	497,952
ION Geophysical Corp.*	290	4,115
Kinder Morgan Management LLC*	1	49
Mariner Energy, Inc.*	46,400	951,200
McMoRan Exploration Co.*	15,400	364,056
Oil States International, Inc.*	3,098	109,514
Overseas Shipholding Group, Inc.	590	34,403
PHI, Inc.*	8,700	321,291
Pride International, Inc.*	19,860	588,055
Rosetta Resources, Inc.*	28,200	517,752
Rowan Cos., Inc.	31,019	947,630
Southern Union Co.	12,300	253,995
Stone Energy Corp.*	1,197	50,688
Swift Energy Co.*	10,924	422,649
Teekay Corp.	20,960	552,925
Tidewater, Inc.	24,300	1,345,248
TXCO Resources, Inc.*	700	7,028
Whiting Petroleum Corp.*	4,089	291,382
Willbros Group, Inc.*	23,120	612,680

		12,590,713

Food & Staples Retailing (1.2%)
Andersons, Inc.	9,310	327,898
Arden Group, Inc., Class A	165	24,028
BJ’s Wholesale Club, Inc.*	34,700	1,348,442
Nash Finch Co.	8,200	353,584

		2,053,952

Food, Beverage & Tobacco (1.5%)
Boston Beer Co., Inc., Class A*	530	25,170
Bridgford Foods Corp.*	1,454	7,895
Cal-Maine Foods, Inc.	8,400	230,496
Constellation Brands, Inc., Class A*	2,820	60,517
Corn Products International, Inc.	37,100	1,197,588
Darling International, Inc.*	21,190	235,421
Diamond Foods, Inc.	10,400	291,512
Flowers Foods, Inc.	10,640	312,391
Molson Coors Brewing Co., Class B	100	4,675
Omega Protein Corp.*	7,700	90,552
Seneca Foods Corp., Class B*	100	1,996
Tasty Baking Co.	5,580	23,045

		2,481,258

Health Care Equipment & Services (1.9%)
ADAM, Inc.*	930	5,050

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Allied Healthcare Products, Inc.*	2,738	$15,634
Analogic Corp.	8,800	437,888
Angeion Corp.*	200	992
Arrhythmia Research Technology, Inc.*	1,300	4,290
Atrion Corp.	220	22,667
Capital Senior Living Corp.*	16,500	125,400
Cardiac Science Corp.*	16,900	175,084
CONMED Corp.*	400	12,800
Edwards Lifesciences Corp.*	90	5,198
Hanger Orthopedic Group, Inc.*	12,780	223,011
Kewaunee Scientific Corp.	2,300	25,875
Kindred Healthcare, Inc.*	17,300	476,961
MedCath Corp.*	11,100	198,912
Medical Staffing Network Holdings, Inc.*	10,000	16,500
Molina Healthcare, Inc.*	9,700	300,700
National Dentex Corp.*	4,500	27,450
Osteotech, Inc.*	13,870	59,086
QuadraMed Corp.*	7,400	60,976
RehabCare Group, Inc.*	11,146	201,743
Span-America Medical Systems, Inc.	2,050	24,395
SunLink Health Systems, Inc.*	5,670	14,969
Teleflex, Inc.	2,224	141,202
Theragenics Corp.*	8,027	25,044
Universal American Financial Corp.*	23,890	291,219
Zoll Medical Corp.*	10,400	340,288

		3,233,334

Household & Personal Products (0.6%)
China Sky One Medical, Inc.*	1,369	16,633
Estee Lauder Cos., Inc., Class A	8,000	399,280
Inter Parfums, Inc.	7,388	100,174
Natural Alternatives International, Inc.*	5,100	35,955
Nu Skin Enterprises, Inc., Class A	16,450	266,819
Nutraceutical International Corp.*	6,930	76,577
Oil-Dri Corp. of America	2,362	39,965
Prestige Brands Holdings, Inc.*	23,700	210,456
Schiff Nutrition International, Inc.*	1,700	11,611

		1,157,470

Insurance (4.1%)
Affirmative Insurance Holdings, Inc.	9,250	29,230
American Financial Group, Inc./Ohio	40,410	1,192,095
American National Insurance Co.	2,624	226,530
American Safety Insurance Holdings Ltd.*	700	10,577
Argo Group International Holdings Ltd.*	5,600	206,360
CNA Financial Corp.	42,310	1,110,215
Crawford & Co., Class B*	2,470	37,544
Everest Reinsurance Group Ltd.	5,460	472,454
Hanover Insurance Group, Inc.	29,000	1,320,080
National Security Group, Inc.	1,800	24,588
National Western Life Insurance Co., Class A	1,205	291,694
Odyssey Reinsurance Holdings Corp.	13,500	591,300
Presidential Life Corp.	13,870	219,007
Reinsurance Group of America, Inc., Class A	7,400	399,600
StanCorp Financial Group, Inc.	12,984	675,168
Unico American Corp.*	2,560	20,992
Universal Insurance Holdings, Inc.	25,300	88,044
Unum Group	16,418	$412,092

		7,327,570

Materials (3.0%)
Ashland, Inc.	11,945	349,272
CF Industries Holdings, Inc.	550	50,303
FMC Corp.	28,000	1,438,920
Friedman Industries, Inc.	450	2,992
Glatfelter	30,100	407,554
Innophos Holdings, Inc.	6,707	163,517
Innospec, Inc.	8,786	105,959
KapStone Paper and Packaging Corp.*	10,900	69,215
Minerals Technologies, Inc.	3,370	200,043
Olin Corp.	3,480	67,512
Olympic Steel, Inc.	6,400	188,736
Quaker Chemical Corp.	200	5,692
Schnitzer Steel Industries, Inc., Class A	13,100	514,044
Schweitzer-Mauduit International, Inc.	11,100	210,789
Stepan Co.	3,259	177,844
Terra Industries, Inc.	38,700	1,137,780
United States Lime & Minerals, Inc.*	367	14,133
Wausau Paper Corp.	7,700	78,001
Worthington Industries, Inc.	2,540	37,948

		5,220,254

Media (1.7%)
Alloy, Inc.*	10,100	78,073
DISH Network Corp., Class A*	72,900	1,530,900
Fisher Communications, Inc.	4,526	178,324
John Wiley & Sons, Inc., Class A	2,730	110,429
Marvel Entertainment, Inc.*	23,700	809,118
New Frontier Media, Inc.	17,140	40,793
Playboy Enterprises, Inc., Class B*	33,430	131,714

		2,879,351

Pharmaceuticals, Biotechnology & Life Sciences (5.0%)
Albany Molecular Research, Inc.*	16,200	293,058
Bioanalytical Systems, Inc.*	3,600	15,480
Emergent Biosolutions, Inc.*	10,600	138,754
Harvard Bioscience, Inc.*	21,038	97,827
Invitrogen Corp.*	40,000	1,512,000
Kendle International, Inc.*	7,290	325,936
King Pharmaceuticals, Inc.*	9,876	94,612
Medicines Co.*	5,940	137,927
OSI Pharmaceuticals, Inc.*	17,690	871,940
Pain Therapeutics, Inc.*	23,500	229,595
PAREXEL International Corp.*	32,680	936,609
PerkinElmer, Inc.	46,312	1,156,411
Perrigo Co.	34,568	1,329,485
PharmaNet Development Group, Inc.*	11,600	83,752
Waters Corp.*	2,630	153,013
Watson Pharmaceuticals, Inc.*	50,100	1,427,850

		8,804,249

Real Estate (0.1%)
DuPont Fabros Technology, Inc. (REIT)	8,400	128,100
Intergroup Corp.*	100	1,675
J.W. Mays, Inc.*	200	3,240

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Transcontinental Realty Investors, Inc.*	225	$2,430

		135,445

Retailing (5.2%)
1-800-FLOWERS.COM, Inc., Class A*	8,659	52,127
Aeropostale, Inc.*	40,017	1,284,946
AMCON Distributing Co.	600	14,700
AutoZone, Inc.*	8,600	1,060,724
Big Lots, Inc.*	46,001	1,280,208
Books-A-Million, Inc., Class A	12,100	60,500
Buckle, Inc.	5,000	277,700
Childrens Place Retail Stores, Inc.*	13,700	456,895
Educational Development Corp.	1,090	4,960
Franklin Covey Co.*	14,200	102,808
Gymboree Corp.*	1,099	39,015
Hastings Entertainment, Inc.*	7,600	44,004
Jo-Ann Stores, Inc.*	15,882	333,204
Jos. A. Bank Clothiers, Inc.*	10,400	349,440
KSW, Inc.	3,624	17,033
Monro Muffler, Inc.	10,290	237,287
Netflix, Inc.*	28,200	870,816
RadioShack Corp.	13,597	234,956
REX Stores Corp.*	7,300	84,315
Stage Stores, Inc.	20,790	283,991
Systemax, Inc.	8,871	124,726
Ticketmaster, Inc.*	13,704	147,044
Urban Outfitters, Inc.*	44,900	1,430,963
Zale Corp.*	17,200	430,000

		9,222,362

Semiconductors & Semiconductor Equipment (4.8%)
Actel Corp.*	16,600	207,168
Aehr Test Systems*	6,400	23,744
ATMI, Inc.*	19,100	343,418
CEVA, Inc.*	730	6,059
Cirrus Logic, Inc.*	55,020	299,859
Cypress Semiconductor Corp.*	55,800	291,276
Entegris, Inc.*	69,200	334,928
Fairchild Semiconductor International, Inc.*	71,500	635,635
Integrated Device Technology, Inc.*	108,700	845,686
IXYS Corp.*	17,800	161,802
Microsemi Corp.*	45,000	1,146,600
Pericom Semiconductor Corp.*	15,200	159,600
PLX Technology, Inc.*	8,645	44,262
PMC-Sierra, Inc.*	130,200	966,084
Semitool, Inc.*	15,700	128,426
Skyworks Solutions, Inc.*	99,980	835,833
Standard Microsystems Corp.*	15,300	382,194
Tegal Corp.*	5,814	18,721
Teradyne, Inc.*	92,720	724,143
TriQuint Semiconductor, Inc.*	84,133	402,997
Ultratech, Inc.*	15,530	187,913
Veeco Instruments, Inc.*	18,490	273,837

		8,420,185

Software & Services (11.6%)
AsiaInfo Holdings, Inc.*	23,800	218,484
Astea International, Inc.*	2,290	9,023
BMC Software, Inc.*	56,300	1,611,869
CACI International, Inc., Class A*	7,500	375,750
CIBER, Inc.*	38,020	265,760
Computer Sciences Corp.*	39,725	$1,596,548
Computer Task Group, Inc.*	10,613	68,985
Compuware Corp.*	65,157	631,371
Convergys Corp.*	59,742	882,987
CSP, Inc.*	3,100	16,368
CyberSource Corp.*	41,100	662,121
Dynamics Research Corp.*	3,880	29,798
EarthLink, Inc.*	22,301	189,558
Edgewater Technology, Inc.*	9,185	44,639
Gartner, Inc.*	36,800	834,624
Gevity HR, Inc.	17,320	126,090
Hackett Group, Inc.*	70	381
Hewitt Associates, Inc., Class A*	12,843	467,999
IAC/InterActiveCorp*	43,135	746,235
Internet Gold-Golden Lines Ltd.*	6,900	39,675
Interwoven, Inc.*	26,051	367,840
Intuit, Inc.*	46,740	1,477,451
INX, Inc.*	5,900	40,061
JDA Software Group, Inc.*	15,600	237,276
Lawson Software, Inc.*	80,600	564,200
Marchex, Inc., Class B	17,300	178,017
MAXIMUS, Inc.	13,500	497,340
Mentor Graphics Corp.*	52,700	598,145
Ness Technologies, Inc.*	24,200	277,574
NetScout Systems, Inc.*	18,400	195,776
Parametric Technology Corp.*	39,760	731,584
Perot Systems Corp., Class A*	13,174	228,569
Quest Software, Inc.*	42,100	534,249
Sapient Corp.*	49,873	370,556
Soapstone Networks, Inc.*	11,300	37,855
Sohu.com, Inc.*	17,900	997,925
SumTotal Systems, Inc.*	24,100	98,569
Sybase, Inc.*	48,440	1,483,233
Synopsys, Inc.*	65,100	1,298,745
Take-Two Interactive Software, Inc.*	15,143	248,345
TechTeam Global, Inc.*	8,900	66,038
United Online, Inc.	41,100	386,751
Versant Corp.*	1,600	30,976
Wayside Technology Group, Inc.	3,871	29,110
Wind River Systems, Inc.*	42,700	427,000

		20,221,450

Technology Hardware & Equipment (8.0%)
Amphenol Corp., Class A	39,100	1,569,474
Anaren, Inc.*	6,900	70,035
Arrow Electronics, Inc.*	1,700	44,574
Astro-Med, Inc.	4,700	44,133
Avnet, Inc.*	56,434	1,389,969
Avocent Corp.*	26,100	534,006
AVX Corp.	30,500	310,795
Black Box Corp.	11,900	410,907
Brocade Communications Systems, Inc.*	209,900	1,221,618
Coherent, Inc.*	19,700	700,335
Communications Systems, Inc.	5,230	55,647
CTS Corp.	21,630	276,431
Digi International, Inc.*	18,500	188,700
EMS Technologies, Inc.*	10,500	234,255
Gerber Scientific, Inc.*	14,050	128,417
GTSI Corp.*	4,200	26,334
Imation Corp.	18,900	426,951
IntriCon Corp.*	4,300	16,942
LeCroy Corp.*	10,200	78,438
Measurement Specialties, Inc.*	10,800	188,352

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Mesa Laboratories, Inc.	400	$8,500
Mettler-Toledo International, Inc.*	60	5,880
MOCON, Inc.	180	1,881
MTS Systems Corp.	1,100	46,310
NCR Corp.*	67,500	1,488,375
O.I. Corp.	700	7,840
Oplink Communications, Inc.*	14,700	177,429
Optical Cable Corp.*	200	830
OSI Systems, Inc.*	10,800	253,908
PAR Technology Corp.*	1,442	10,325
PC-Tel, Inc.	15,660	145,951
Performance Technologies, Inc.*	1,799	7,880
QLogic Corp.*	74,400	1,142,784
Richardson Electronics Ltd.	5,900	36,580
Sigmatron International, Inc.*	3,300	16,170
SYNNEX Corp.*	5,050	112,817
Tekelec*	7,570	105,904
Tollgrade Communications, Inc.*	10,200	42,840
Trimble Navigation Ltd.*	19,060	492,892
TTM Technologies, Inc.*	8,753	86,830
ViaSat, Inc.*	13,942	328,752
Vicon Industries, Inc.*	2,210	11,382
Western Digital Corp.*	67,900	1,447,628
Zygo Corp.*	11,811	148,582

		14,044,583

Telecommunication Services (1.5%)
Atlantic Tele-Network, Inc.	110	3,080
CenturyTel, Inc.	45,978	1,685,094
Consolidated Communications Holdings, Inc.	15,800	238,264
D&E Communications, Inc.	10,900	82,295
HickoryTech Corp.	2,356	13,688
Premiere Global Services, Inc.*	38,900	546,934
SureWest Communications	11,700	119,340

		2,688,695

Transportation (1.2%)
Air T., Inc.	1,900	17,100
Alaska Air Group, Inc.*	21,200	432,268
CAI International, Inc.*	1,500	16,590
Genco Shipping & Trading Ltd.	12,640	420,154
Hawaiian Holdings, Inc.*	24,946	231,499
Kansas City Southern*	5,400	239,544
Park-Ohio Holdings Corp.*	5,900	105,551
SkyWest, Inc.	35,588	568,696
TBS International Ltd., Class A*	7,600	102,296

		2,133,698

Utilities (2.5%)
Alliant Energy Corp.	36,246	1,167,484
Artesian Resources Corp., Class A	1,021	17,286
CMS Energy Corp.	47,758	595,542
Delta Natural Gas Co., Inc.	100	2,561
El Paso Electric Co.*	12,810	269,010
Energy West, Inc.	300	2,550
Florida Public Utilities Co.	440	5,676
Laclede Group, Inc.	150	7,273
MDU Resources Group, Inc.	54,100	1,568,900
NorthWestern Corp.	24,100	605,633
Pepco Holdings, Inc.	660	15,121
RGC Resources, Inc.	500	14,145
Sierra Pacific Resources	9,100	$87,178

		4,358,359

Total Common Stocks (90.4%) (Cost $ 164,446,359)		158,133,060

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Collateral for Securities Sold Short (84.2%)
Custodian Trust Company Sweep
2.70%, 10/1/08	$147,308,162	147,308,162

Repurchase Agreement (11.7%)
Custodian Trust Co., dated 09/30/08 due 10/01/08 at 0.20% with maturity value of $20,496,529 (fully collateralized by U.S. Treasury Securities with a value of $21,090,890.)	20,496,415	20,496,415

Total Short-Term Investments (95.9%) (Amortized Cost $ 167,804,577)		167,804,577

Total Investments Before Securities Sold Short (186.3%) (Cost/Amortized Cost $ 332,250,936)		325,937,637

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
Automobiles & Components (-0.8%)
American Axle & Manufacturing Holdings, Inc.	(29,400)	(157,584)
Amerigon, Inc.*	(16,100)	(105,938)
ArvinMeritor, Inc.	(27,291)	(355,875)
Cooper Tire & Rubber Co.	(36,400)	(313,040)
Lear Corp.*	(38,400)	(403,200)
Strattec Security Corp.	(100)	(2,642)
Tenneco, Inc.*	(900)	(9,567)

		(1,347,846)

Banks (-3.7%)
AMCORE Financial, Inc.	(16,774)	(155,161)
Bancorp, Inc./Delaware*	(3,600)	(18,000)
BOK Financial Corp.	(13,400)	(648,694)
Central Pacific Financial Corp.	(18,400)	(309,304)
Columbia Banking System, Inc.	(800)	(14,184)
Comerica, Inc.	(53,500)	(1,754,265)
Farmer Mac, Class C	(2,400)	(9,840)
Kearny Financial Corp.	(12,800)	(156,672)
KeyCorp	(53,010)	(632,939)
PacWest Bancorp	(15,100)	(431,709)
Taylor Capital Group, Inc.	(8,100)	(97,119)
TCF Financial Corp.	(71,008)	(1,278,144)
TFS Financial Corp.	(39,900)	(499,548)
Waterstone Financial, Inc.*	(7,271)	(71,038)
Webster Financial Corp.	(9,300)	(234,825)
Whitney Holding Corp.	(9,100)	(220,675)

		(6,532,117)

Capital Goods (-2.2%)
Allied Defense Group, Inc.*	(5,800)	(35,612)
Blount International, Inc.*	(22,000)	(244,860)
Briggs & Stratton Corp.	(6,500)	(105,170)
Ceradyne, Inc.*	(5,900)	(216,294)
Commercial Vehicle Group, Inc.*	(16,800)	(119,448)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Dynamic Materials Corp.	(8,900)	$(206,569)
DynCorp International, Inc., Class A*	(15,400)	(258,104)
GenCorp, Inc.*	(21,338)	(143,818)
General Cable Corp.*	(21,800)	(776,734)
Greenbrier Cos., Inc.	(5,800)	(113,158)
Hexcel Corp.*	(58,700)	(803,603)
Innovative Solutions & Support, Inc.	(8,320)	(45,427)
Integrated Electrical Services, Inc.*	(3,600)	(63,216)
Ladish Co., Inc.*	(9,500)	(192,375)
LSI Industries, Inc.	(13,300)	(109,991)
Oshkosh Corp.	(6,760)	(88,962)
PGT, Inc.*	(23,800)	(72,114)
Universal Security Instruments, Inc.*	(1,200)	(5,880)
Wabash National Corp.	(20,360)	(192,402)

		(3,793,737)

Commercial & Professional Services (-3.7%)
Acacia Research- Acacia Technologies*	(22,200)	(67,044)
CECO Environmental Corp.*	(11,300)	(44,748)
Corporate Executive Board Co.	(19,666)	(614,563)
EnergySolutions, Inc.	(6,300)	(63,000)
Equifax, Inc.	(43,900)	(1,512,355)
GEO Group, Inc.*	(5,400)	(109,134)
Huron Consulting Group, Inc.*	(11,800)	(672,364)
Iron Mountain, Inc.*	(56,272)	(1,373,600)
Robert Half International, Inc.	(67,900)	(1,680,525)
School Specialty, Inc.*	(13,000)	(405,470)
TRC Cos., Inc.*	(13,462)	(41,867)

		(6,584,670)

Commercial Services & Supplies (-0.6%)
ACCO Brands Corp.*	(3,400)	(25,636)
Advisory Board Co.*	(10,500)	(316,680)
American Reprographics Co.*	(22,000)	(379,500)
Cenveo, Inc.*	(31,550)	(242,619)
Kenexa Corp.*	(2,810)	(44,370)
WCA Waste Corp.*	(12,900)	(60,501)

		(1,069,306)

Consumer Durables & Apparel (-6.8%)
Ashworth, Inc.*	(8,598)	(28,889)
Black & Decker Corp.	(28,000)	(1,701,000)
Brunswick Corp.	(54,800)	(700,892)
Centex Corp.	(47,085)	(762,777)
D.R. Horton, Inc.	(126,000)	(1,640,520)
Harman International Industries, Inc.	(4,400)	(149,908)
Iconix Brand Group, Inc.*	(2,100)	(27,468)
KB Home	(29,400)	(578,592)
K-Swiss, Inc., Class A	(16,700)	(290,580)
Lennar Corp., Class A	(23,230)	(352,864)
Libbey, Inc.	(11,700)	(99,567)
M.D.C. Holdings, Inc.	(14,134)	(517,163)
M/I Homes, Inc.	(9,600)	(218,688)
Maidenform Brands, Inc.*	(5,605)	(81,328)
MarineMax, Inc.*	(11,400)	(82,422)
Newell Rubbermaid, Inc.	(5,780)	(99,763)
Polo Ralph Lauren Corp.	(24,200)	(1,612,688)
Pulte Homes, Inc.	(105,764)	(1,477,523)
Quiksilver, Inc.*	(66,500)	(381,710)
Ryland Group, Inc.	(25,600)	(678,912)
Stanley Furniture Co., Inc.	(7,700)	(70,301)
Sturm Ruger & Co., Inc.*	(14,490)	(100,561)
Volcom, Inc.*	(12,000)	$(207,360)

		(11,861,476)

Consumer Services (-5.2%)
Ambassadors Group, Inc.	(12,060)	(191,875)
BJ’s Restaurants, Inc.*	(12,300)	(146,862)
Brinker International, Inc.	(58,600)	(1,048,354)
Career Education Corp.*	(52,400)	(856,740)
Cheesecake Factory, Inc.*	(41,100)	(600,882)
Choice Hotels International, Inc.	(19,400)	(525,740)
Domino’s Pizza, Inc.*	(23,700)	(287,718)
ITT Educational Services, Inc.*	(17,740)	(1,435,343)
Jack in the Box, Inc.*	(2,700)	(56,970)
MGM MIRAGE*	(19,500)	(555,750)
Monarch Casino & Resort, Inc.*	(9,800)	(111,622)
Orient-Express Hotels Ltd., Class A	(24,900)	(600,837)
Scientific Games Corp., Class A*	(33,480)	(770,710)
Sonesta International Hotels Corp., Class A	(100)	(2,080)
Sotheby’s, Inc.	(38,940)	(781,136)
Starwood Hotels & Resorts Worldwide, Inc.	(4,400)	(123,816)
thinkorswim Group, Inc.*	(26,300)	(219,079)
Weight Watchers International, Inc.	(21,500)	(786,900)

		(9,102,414)

Diversified Financials (-1.6%)
CIT Group, Inc.	(36,000)	(250,560)
E*TRADE Financial Corp.*	(111,663)	(312,656)
LaBranche & Co., Inc.*	(33,600)	(151,200)
MarketAxess Holdings, Inc.*	(6,100)	(49,227)
Moody’s Corp.	(50,076)	(1,702,584)
Nelnet, Inc., Class A	(2,600)	(36,920)
NewStar Financial, Inc.*	(17,100)	(138,339)
Resource America, Inc., Class A	(4,260)	(40,470)
SEI Investments Co.	(1,279)	(28,394)
Thomas Weisel Partners Group, Inc.*	(3,615)	(30,475)

		(2,740,825)

Energy (-7.7%)
Atlas America, Inc.	(20,200)	(689,022)
Bristow Group, Inc.*	(8,530)	(288,655)
Cabot Oil & Gas Corp.	(40,700)	(1,470,898)
Carrizo Oil & Gas, Inc.*	(7,640)	(277,103)
CNX Gas Corp.*	(17,100)	(382,869)
EXCO Resources, Inc.*	(42,700)	(696,864)
Exterran Holdings, Inc.*	(34,700)	(1,109,012)
Frontier Oil Corp.	(56,229)	(1,035,738)
Global Industries Ltd.*	(68,000)	(471,920)
Goodrich Petroleum Corp.*	(10,590)	(461,618)
Holly Corp.	(24,028)	(694,890)
Parallel Petroleum Corp.*	(1,890)	(17,804)
Petrohawk Energy Corp.*	(37,100)	(802,473)
Quicksilver Resources, Inc.*	(54,700)	(1,073,761)
Rex Energy Corp.*	(6,240)	(98,342)
St. Mary Land & Exploration Co.	(32,800)	(1,169,320)
Sunoco, Inc.	(45,200)	(1,608,216)
Tesoro Corp.	(50,890)	(839,176)
Venoco, Inc.*	(13,900)	(180,700)

		(13,368,381)

Food & Staples Retailing (-0.7%)
Pantry, Inc.*	(14,000)	(296,660)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Whole Foods Market, Inc.	(44,120)	$(883,724)

		(1,180,384)

Food, Beverage & Tobacco (-3.6%)
Central European Distribution Corp.*	(22,800)	(1,035,348)
Dean Foods Co.*	(72,080)	(1,683,789)
Hershey Co.	(52,000)	(2,056,080)
MGP Ingredients, Inc.	(14,000)	(39,760)
Pilgrim’s Pride Corp.	(27,860)	(69,371)
Sanderson Farms, Inc.	(12,500)	(459,250)
Smithfield Foods, Inc.*	(66,720)	(1,059,514)

		(6,403,112)

Health Care Equipment & Services (-5.9%)
Air Methods Corp.*	(8,100)	(229,311)
Align Technology, Inc.*	(33,800)	(366,054)
Allscripts Healthcare Solutions, Inc.*	(33,900)	(421,716)
AmerisourceBergen Corp.	(45,300)	(1,705,545)
Aspect Medical Systems, Inc.*	(10,000)	(52,000)
Brookdale Senior Living, Inc.	(21,600)	(474,984)
Chindex International, Inc.*	(8,600)	(93,396)
Clinical Data, Inc.*	(4,094)	(65,831)
Cutera, Inc.*	(4,800)	(50,928)
DexCom, Inc.*	(11,351)	(70,263)
Endologix, Inc.*	(16,302)	(33,093)
Health Management Associates, Inc., Class A*	(131,200)	(545,792)
Healthways, Inc.*	(19,900)	(320,987)
Immucor, Inc.*	(12,685)	(405,413)
Insulet Corp.*	(12,400)	(172,608)
Laboratory Corp. of America Holdings*	(24,800)	(1,723,600)
Micrus Endovascular Corp.*	(11,200)	(156,240)
NMT Medical, Inc.*	(430)	(1,341)
NxStage Medical, Inc.*	(12,030)	(50,767)
Omnicell, Inc.*	(21,000)	(276,150)
Palomar Medical Technologies, Inc.*	(13,800)	(185,748)
Patterson Cos., Inc.*	(36,256)	(1,102,545)
PDI, Inc.*	(7,120)	(56,533)
Providence Service Corp.*	(8,900)	(87,220)
Rochester Medical Corp.*	(9,800)	(129,948)
STAAR Surgical Co.*	(4,100)	(18,409)
Transcend Services, Inc.*	(4,357)	(45,661)
VCA Antech, Inc.*	(45,200)	(1,332,044)
Virtual Radiologic Corp.*	(5,400)	(44,064)
Vital Images, Inc.*	(1,345)	(20,175)

		(10,238,366)

Insurance (-2.2%)
Brown & Brown, Inc.	(67,640)	(1,462,377)
Conseco, Inc.*	(86,175)	(303,336)
Markel Corp.*	(4,800)	(1,687,200)
National Interstate Corp.	(4,600)	(110,538)
Stewart Information Services Corp.	(4,017)	(119,505)
White Mountains Insurance Group Ltd.	(300)	(140,925)

		(3,823,881)

Materials (-2.3%)
ADA-ES, Inc.*	(4,100)	(33,210)
AEP Industries, Inc.*	(4,200)	(84,000)
Century Aluminum Co.*	(17,300)	(479,037)
Chemtura Corp.	(80,000)	(364,800)
Eagle Materials, Inc.	(11,044)	$(247,054)
ICO, Inc.*	(19,300)	(108,273)
Louisiana-Pacific Corp.	(65,000)	(604,500)
Neenah Paper, Inc.	(10,480)	(207,504)
Pactiv Corp.*	(46,360)	(1,151,119)
Smurfit-Stone Container Corp.*	(135,580)	(637,226)
U.S. Concrete, Inc.*	(2,218)	(9,914)

		(3,926,637)

Media (-3.1%)
4Kids Entertainment, Inc.*	(9,840)	(69,470)
Carmike Cinemas, Inc.	(100)	(368)
Clear Channel Outdoor Holdings, Inc., Class A*	(100)	(1,368)
Dolan Media Co.*	(15,600)	(157,404)
Entravision Communications Corp., Class A*	(39,600)	(106,524)
Lamar Advertising Co., Class A*	(42,000)	(1,297,380)
LIN TV Corp., Class A*	(19,900)	(102,684)
National CineMedia, Inc.	(25,800)	(285,090)
Sinclair Broadcast Group, Inc., Class A	(31,065)	(156,568)
Time Warner Cable, Inc., Class A*	(33,360)	(807,312)
Virgin Media, Inc.	(141,700)	(1,119,430)
Washington Post Co., Class B	(2,500)	(1,391,900)

		(5,495,498)

Pharmaceuticals, Biotechnology & Life Sciences (-8.6%)
Acadia Pharmaceuticals, Inc.*	(1,155)	(3,095)
Affymetrix, Inc.*	(42,600)	(329,724)
Alexza Pharmaceuticals, Inc.*	(16,900)	(83,486)
Alkermes, Inc.*	(18)	(239)
Allos Therapeutics, Inc.*	(32,800)	(243,048)
AMAG Pharmaceuticals, Inc.*	(10,400)	(402,792)
Amylin Pharmaceuticals, Inc.*	(63,100)	(1,275,882)
Arena Pharmaceuticals, Inc.*	(47,361)	(236,805)
ARIAD Pharmaceuticals, Inc.*	(23,200)	(57,304)
ArQule, Inc.*	(19,776)	(63,679)
Array BioPharma, Inc.*	(33,140)	(254,515)
Avigen, Inc.*	(970)	(3,880)
BioMarin Pharmaceutical, Inc.*	(50,440)	(1,336,156)
BioMimetic Therapeutics, Inc.*	(5,800)	(64,148)
BioSphere Medical, Inc.*	(11,993)	(41,976)
Caliper Life Sciences, Inc.*	(2,700)	(7,560)
Cepheid, Inc.*	(33,400)	(461,922)
CV Therapeutics, Inc.*	(39,900)	(430,920)
Cytokinetics, Inc.*	(1,137)	(5,389)
Cytori Therapeutics, Inc.*	(14,700)	(77,616)
Durect Corp.*	(14,700)	(82,320)
Dyax Corp.*	(3,700)	(16,280)
Enzo Biochem, Inc.*	(20,800)	(228,384)
Exelixis, Inc.*	(72,100)	(438,368)
Geron Corp.*	(5,980)	(23,621)
Human Genome Sciences, Inc.*	(86,520)	(549,402)
InterMune, Inc.*	(16,600)	(284,026)
MAP Pharmaceuticals, Inc.*	(6,300)	(63,756)
Medarex, Inc.*	(86,000)	(556,420)
Metabolix, Inc.*	(2,400)	(26,112)
Millipore Corp.*	(1,000)	(68,800)
Momenta Pharmaceuticals, Inc.*	(16,100)	(211,071)
Mylan, Inc.*	(80,000)	(913,600)
Neurocrine Biosciences, Inc.*	(27,900)	(130,851)
Obagi Medical Products, Inc.*	(13,100)	(130,738)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Omrix Biopharmaceuticals, Inc.*	(9,600)	$(172,224)
Penwest Pharmaceuticals Co.*	(14,500)	(29,870)
Pharmasset, Inc.*	(10,400)	(207,480)
Progenics Pharmaceuticals, Inc.*	(17,400)	(231,594)
Regeneron Pharmaceuticals, Inc.*	(400)	(8,732)
Seattle Genetics, Inc.*	(36,500)	(390,550)
Senomyx, Inc.*	(22,200)	(100,566)
Sepracor, Inc.*	(64,200)	(1,175,502)
Theravance, Inc.*	(25,000)	(311,500)
Vertex Pharmaceuticals, Inc.*	(70,572)	(2,345,813)
XenoPort, Inc.*	(17,000)	(824,330)
ZymoGenetics, Inc.*	(21,797)	(145,168)

		(15,047,214)

Real Estate (-1.1%)
CB Richard Ellis Group, Inc., Class A*	(80,200)	(1,072,274)
Jones Lang LaSalle, Inc.	(19,080)	(829,598)
Tejon Ranch Co.*	(1,870)	(69,471)

		(1,971,343)

Retailing (-4.4%)
Abercrombie & Fitch Co., Class A	(35,800)	(1,412,310)
American Eagle Outfitters, Inc.	(35,500)	(541,375)
Asbury Automotive Group, Inc.	(400)	(4,608)
bebe stores, Inc.	(25,452)	(248,666)
Bed Bath & Beyond, Inc.*	(40,800)	(1,281,528)
Build-A-Bear Workshop, Inc.*	(4,600)	(33,488)
Charming Shoppes, Inc.*	(74,457)	(364,095)
Chico’s FAS, Inc.*	(100,633)	(550,462)
Coldwater Creek, Inc.*	(36,800)	(213,072)
Dick’s Sporting Goods, Inc.*	(600)	(11,748)
Eddie Bauer Holdings, Inc.*	(21,700)	(116,095)
Group 1 Automotive, Inc.	(3,400)	(73,882)
Hibbett Sports, Inc.*	(16,100)	(322,322)
J. Crew Group, Inc.*	(2,100)	(59,997)
Men’s Wearhouse, Inc.	(15,088)	(320,469)
Midas, Inc.*	(2,468)	(33,960)
Office Depot, Inc.*	(120,887)	(703,562)
Pacific Sunwear of California, Inc.*	(44,400)	(298,812)
Saks, Inc.*	(95,600)	(884,300)
Shutterfly, Inc.*	(13,800)	(132,618)
Tween Brands, Inc.*	(5,400)	(52,866)
ValueVision Media, Inc., Class A*	(2,002)	(3,704)
Winmark Corp.*	(1,743)	(28,045)

		(7,691,984)

Semiconductors & Semiconductor Equipment (-4.9%)
Advanced Micro Devices, Inc.*	(243,910)	(1,280,528)
Cavium Networks, Inc.*	(18,200)	(256,256)
FormFactor, Inc.*	(29,900)	(520,858)
Hittite Microwave Corp.*	(12,100)	(406,560)
International Rectifier Corp.*	(44,200)	(840,684)
Kulicke & Soffa Industries, Inc.*	(1,097)	(4,947)
Lam Research Corp.*	(45,964)	(1,447,406)
Mattson Technology, Inc.*	(34,200)	(161,766)
Microchip Technology, Inc.	(13,745)	(404,515)
Novellus Systems, Inc.*	(57,400)	(1,127,336)
ON Semiconductor Corp.*	(24,230)	(163,795)
PDF Solutions, Inc.*	(16,200)	(84,240)
Rambus, Inc.*	(61,300)	(787,705)
Tessera Technologies, Inc.*	(2,172)	(35,491)
Ultra Clean Holdings, Inc.*	(14,895)	(75,071)
Varian Semiconductor Equipment Associates, Inc.*	(40,500)	$(1,017,360)

		(8,614,518)

Software & Services (-7.1%)
ACI Worldwide, Inc.*	(20,500)	(359,160)
Bitstream, Inc., Class A*	(3,500)	(19,145)
Cadence Design Systems, Inc.*	(80,000)	(540,800)
Callidus Software, Inc.*	(18,887)	(74,792)
Citrix Systems, Inc.*	(56,710)	(1,432,495)
Cognizant Technology Solutions Corp., Class A*	(3,943)	(90,019)
Commvault Systems, Inc.*	(25,600)	(308,480)
comScore, Inc.*	(11,900)	(209,797)
DealerTrack Holdings, Inc.*	(26,420)	(444,913)
Digital River, Inc.*	(22,600)	(732,240)
Double-Take Software, Inc.*	(6,780)	(67,461)
eLoyalty Corp.*	(5,690)	(28,450)
Epicor Software Corp.*	(25,180)	(198,670)
Equinix, Inc.*	(18,422)	(1,279,592)
Euronet Worldwide, Inc.*	(29,000)	(485,170)
ExlService Holdings, Inc.*	(10,500)	(92,190)
FalconStor Software, Inc.*	(26,300)	(140,968)
Genpact Ltd.*	(36,700)	(381,313)
Global Cash Access Holdings, Inc.*	(27,800)	(140,668)
Guidance Software, Inc.*	(7,600)	(35,644)
InsWeb Corp.*	(1,750)	(9,327)
Interactive Intelligence, Inc.*	(10,400)	(93,808)
Internet Capital Group, Inc.*	(27,600)	(223,836)
Liquidity Services, Inc.*	(10,500)	(113,925)
MicroStrategy, Inc., Class A*	(5,700)	(339,321)
Monotype Imaging Holdings, Inc.*	(3,904)	(43,451)
NeuStar, Inc., Class A*	(43,600)	(867,204)
Omniture, Inc.*	(21,485)	(394,465)
Onvia, Inc.*	(4,900)	(21,756)
Perficient, Inc.*	(1,100)	(7,304)
Red Hat, Inc.*	(80,000)	(1,205,600)
SAVVIS, Inc.*	(17,000)	(228,480)
SupportSoft, Inc.*	(5,200)	(15,600)
TheStreet.com, Inc.	(14,400)	(86,256)
THQ, Inc.*	(40,100)	(482,804)
Ultimate Software Group, Inc.*	(14,700)	(396,900)
Unica Corp.*	(6,600)	(51,744)
VASCO Data Security International, Inc.*	(12,563)	(130,153)
VeriFone Holdings, Inc.*	(41,800)	(691,372)
XATA Corp.*	(100)	(390)

		(12,465,663)

Technology Hardware & Equipment (-3.7%)
Acme Packet, Inc.*	(11,950)	(68,473)
Brightpoint, Inc.*	(29,770)	(214,344)
Comarco, Inc.*	(1,361)	(1,796)
Cray, Inc.*	(23,122)	(119,772)
Daktronics, Inc.	(19,700)	(328,202)
Endwave Corp.*	(7,500)	(37,650)
F5 Networks, Inc.*	(40,300)	(942,214)
Immersion Corp.*	(19,836)	(115,446)
Intevac, Inc.*	(12,750)	(135,660)
Lexmark International, Inc., Class A*	(49,700)	(1,618,729)
LoJack Corp.*	(13,500)	(90,315)
Netezza Corp.*	(7,601)	(80,647)
Novatel Wireless, Inc.*	(13,600)	(82,416)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
NumereX Corp., Class A*	(9,455)	$(38,482)
Occam Networks, Inc.*	(8,339)	(33,356)
Polycom, Inc.*	(45,500)	(1,052,415)
Powerwave Technologies, Inc.*	(62,100)	(245,916)
Rackable Systems, Inc.*	(6,300)	(61,803)
Riverbed Technology, Inc.*	(3,040)	(38,061)
SanDisk Corp.*	(27,900)	(545,445)
Tellabs, Inc.*	(118,356)	(480,525)
USA Technologies, Inc.*	(11,400)	(47,082)
X-Rite, Inc.*	(10,684)	(37,608)

		(6,416,357)

Telecommunication Services (-0.7%)
Cbeyond, Inc.*	(16,900)	(243,191)
iPCS, Inc.*	(3,750)	(83,513)
MetroPCS Communications, Inc.*	(3,360)	(47,006)
PAETEC Holding Corp.*	(41,100)	(88,365)
tw telecom, Inc.*	(78,400)	(814,576)

		(1,276,651)

Transportation (-2.7%)
AMR Corp.*	(72,671)	(713,629)
Atlas Air Worldwide Holdings, Inc.*	(9,000)	(362,790)
Copa Holdings S.A., Class A	(15,548)	(505,310)
Expeditors International of Washington, Inc.	(48,800)	(1,700,192)
Frozen Food Express Industries, Inc.	(13,100)	(70,871)
Hertz Global Holdings, Inc.*	(54,501)	(412,573)
JetBlue Airways Corp.*	(63,730)	(315,463)
P.A.M. Transportation Services, Inc.*	(8,600)	(94,170)
UAL Corp.	(63,600)	(559,044)

		(4,734,042)

Utilities (-2.8%)
Dynegy, Inc., Class A*	(225,480)	(807,218)
Energen Corp.	(28,000)	(1,267,840)
Environmental Power Corp.*	(3,600)	(7,920)
Equitable Resources, Inc.	(20,470)	(750,840)
Mirant Corp.*	(69,600)	(1,272,984)
PNM Resources, Inc.	(52,200)	(534,528)
Reliant Energy, Inc.*	(13,600)	(99,960)
South Jersey Industries, Inc.	(5,144)	(183,641)

		(4,924,931)

Total Securities Sold Short (-86.1%) (Proceeds Received $194,441,706)		(150,611,353)

Total Investments (100.2%) (Cost/Amortized Cost $137,809,230)		175,326,284
Other Assets Less Liabilities (-0.2%)		(323,578)

Net Assets (100%)		$175,002,706

*	Non-income producing.

(A)	All long positions are pledged as collateral for securities sold short.

Glossary:

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$158,133,060	$167,804,577	$—	$325,937,637
Other Investments*	—	—	—	—

Total	$158,133,060	$167,804,577	$—	$325,937,637

Liabilities
Investments in Securities	$150,611,353	$—	$—	$150,611,353
Other Investments*	—	—	—	—

Total	$150,611,353	$—	$—	$150,611,353

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$220,155,252
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$188,269,964

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,197,273
Aggregate gross unrealized depreciation	(17,238,766)

Net unrealized depreciation	$(7,041,493)

Federal income tax cost of investments	$332,979,130

The Portfolio has a net capital loss carryforward of $30,199,955 of which $617,013 expires in the year 2011, $2,527,100 expires in the year 2012, $3,508,597 expires in the year 2013, $11,523,152 expires in the year 2014, and $12,024,093 expires in the year 2015.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.9%)
Media (5.4%)
Time Warner, Inc.	9,045,310	$118,584,014
Viacom, Inc., Class B*	750,100	18,632,484
Walt Disney Co.	1,858,400	57,034,296

		194,250,794

Multiline Retail (0.5%)
Nordstrom, Inc.^	593,400	17,101,788

Total Consumer Discretionary		211,352,582

Consumer Staples (11.0%)
Food Products (8.0%)
General Mills, Inc.	1,451,600	99,753,952
Kraft Foods, Inc., Class A	2,873,429	94,104,800
Unilever N.V. (N.Y. Shares)	3,335,800	93,936,128

		287,794,880

Household Products (3.0%)
Clorox Co.	382,100	23,953,849
Kimberly-Clark Corp.	1,293,320	83,858,869

		107,812,718

Total Consumer Staples		395,607,598

Energy (14.9%)
Energy Equipment & Services (5.7%)
BJ Services Co.^	5,222,500	99,906,425
Halliburton Co.	3,305,100	107,052,189

		206,958,614

Oil, Gas & Consumable Fuels (9.2%)
Anadarko Petroleum Corp.	776,800	37,682,568
Chevron Corp.	818,300	67,493,384
Exxon Mobil Corp.^	2,097,690	162,906,605
Marathon Oil Corp.	315,100	12,563,037
Peabody Energy Corp.	1,116,900	50,260,500

		330,906,094

Total Energy		537,864,708

Financials (16.0%)
Capital Markets (1.5%)
Bank of New York Mellon Corp.	1,646,078	53,629,221

Commercial Banks (0.5%)
Wells Fargo & Co.	527,200	19,785,816

Diversified Financial Services (7.0%)
Bank of America Corp.	1,692,580	59,240,300
Citigroup, Inc.	1,745,817	35,806,707
JPMorgan Chase & Co.	3,336,590	155,818,753

		250,865,760

Insurance (7.0%)
Hartford Financial Services Group, Inc.	1,221,200	50,056,988
MetLife, Inc.	740,500	41,468,000
Prudential Financial, Inc.^	596,765	42,967,080
Travelers Cos., Inc.	2,618,938	118,375,998

		252,868,066

Total Financials		577,148,863

Health Care (13.5%)
Health Care Equipment & Supplies (2.6%)
Baxter International, Inc.	567,550	37,248,306
Covidien Ltd.	1,024,750	$55,090,560

		92,338,866

Health Care Providers & Services (1.3%)
Cardinal Health, Inc.	976,300	48,112,064

Pharmaceuticals (9.6%)
Bristol-Myers Squibb Co.	6,563,800	136,855,230
Johnson & Johnson	690,500	47,837,840
Pfizer, Inc.	2,235,770	41,227,599
Schering-Plough Corp.	3,915,100	72,311,897
Wyeth	1,314,400	48,553,936

		346,786,502

Total Health Care		487,237,432

Industrials (8.6%)
Aerospace & Defense (4.6%)
Honeywell International, Inc.	778,800	32,359,140
Northrop Grumman Corp.	936,200	56,677,548
Raytheon Co.	1,446,177	77,384,931

		166,421,619

Industrial Conglomerates (2.4%)
General Electric Co.	1,916,900	48,880,950
Tyco International Ltd.	1,039,450	36,401,539

		85,282,489

Machinery (1.6%)
Deere & Co.	1,156,700	57,256,650

Total Industrials		308,960,758

Information Technology (15.2%)
Computers & Peripherals (4.4%)
Hewlett-Packard Co.	1,632,313	75,478,153
International Business Machines Corp.	699,860	81,855,626

		157,333,779

IT Services (0.5%)
Unisys Corp.*	6,120,300	16,830,825

Office Electronics (3.0%)
Xerox Corp.	9,450,687	108,966,421

Semiconductors & Semiconductor Equipment (7.0%)
Analog Devices, Inc.	1,090,400	28,732,040
Fairchild Semiconductor International, Inc.*	4,274,910	38,003,950
Intel Corp.	3,149,200	58,984,516
LSI Corp.*	13,909,600	74,555,456
Micron Technology, Inc.*^	12,836,200	51,986,610

		252,262,572

Software (0.3%)
Borland Software Corp.*^	1,493,700	2,285,361

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Microsoft Corp.	390,900	$10,433,121

		12,718,482

Total Information Technology		548,112,079

Materials (4.2%)
Chemicals (2.3%)
E.I. du Pont de Nemours & Co.	2,026,650	81,673,995

Metals & Mining (1.9%)
Alcoa, Inc.	3,133,307	70,750,072

Total Materials		152,424,067

Telecommunication Services (5.2%)
Diversified Telecommunication Services (5.2%)
AT&T, Inc.^	2,431,658	67,891,891
Qwest Communications International, Inc.^	15,753,800	50,884,774
Verizon Communications, Inc.	2,126,600	68,242,594

Total Telecommunication Services		187,019,259

Utilities (2.7%)
Electric Utilities (1.5%)
Southern Co.	1,436,000	54,122,840

Multi-Utilities (1.2%)
Dominion Resources, Inc.^	1,035,920	44,316,658

Total Utilities		98,439,498

Total Common Stocks (97.2%) (Cost $4,001,057,124)		3,504,166,844

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.3%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$16,648,086	16,648,086
Barton Capital Corp.
6.25%, 10/1/08	1,999,653	1,999,653
CAM U.S. Finance S.A.U.
2.85%, 2/2/09 (l)	8,000,000	8,000,000
Comerica Bank
3.07%, 6/19/09 (l)	4,000,279	4,000,279
Gemini Securitization Corp.
6.50%, 10/1/08	1,999,639	1,999,639
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	3,000,000	3,000,000
Liberty Street Funding Co.
7.25%, 10/1/08	1,999,597	1,999,597
Market Street Funding Corp.
7.50%, 10/1/08	1,999,583	1,999,583
Monumental Global Funding II
2.15%, 3/26/10 (l)	4,000,000	4,000,000
Newport Funding Corp.
6.50%, 10/1/08	1,999,639	1,999,639
Ticonderoga Funding LLC
6.50%, 10/1/08	1,999,639	1,999,639

Total Short-Term Investments of Cash Collateral for Securities Loaned		47,646,115

Time Deposit (3.5%)
JPMorgan Chase Nassau
0.58%, 10/1/08	$125,148,756	$125,148,756

Total Short-Term Investments (4.8%) (Amortized Cost $ 172,794,871)		172,794,871

Total Investments Before Options Written (102.0%) (Cost/Amortized Cost $ 4,173,851,995)		3,676,961,715

	Number of Contracts (c)	Value (Note 1)
OPTION WRITTEN:
Call Option Written (0.0%)
Nordstrom, Inc. January 2009 @ $40.00*	(5,607)	(336,420)

Total Options Written (0.0%) (Premiums Received $ 2,368,798)		(336,420)

Total Investments after Options Written (102.0%) (Cost/Amortized Cost $ 4,171,483,197)		3,676,625,295
Other Assets Less Liabilities (-2.0%)		(72,192,385)

Net Assets (100%)		$3,604,432,910

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(c)	One contract relates to 100 shares.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Options Written:

Options written through the period ended September 30, 2008 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2008	6,476	$1,472,348
Options Written	19,055	6,110,628
Options Terminated in Closing Purchase Transactions	(4,500)	(3,284,779)
Options Expired	(15,424)	(1,929,399)
Options Exercised	—	—

Options Outstanding—September 30, 2008	5,607	2,368,798

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets
Investments in Securities	$3,504,166,844	$172,794,871		$—	$3,676,961,715
Other Investments*	—	—		—	—

Total	$3,504,166,844	$172,794,871	$		$3,676,961,715

Liabilities
Investments in Securities	$—	$—		$—	$—
Other Investments*	336,420	—		—	336,420

Total	$336,420	$—		$—	$336,420

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,998,834,331
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,482,661,245

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,142,696
Aggregate gross unrealized depreciation	(620,423,333)

Net unrealized depreciation	$(531,280,637)

Federal income tax cost of investments	$4,208,242,352

At September 30, 2008, the Portfolio had loaned securities with a total value of $47,441,908. This was secured by collateral of $47,646,115 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

cash received as collateral on loaned securities was held in an interest bearing account in the amount of $5,162, which the Portfolio cannot repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $339,868 as brokerage commissions with Merrill Lynch & Co., Inc. and $6,300 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.7%)
BHP Billiton Ltd.	909,012	$23,356,154
Newcrest Mining Ltd.^	617,225	13,546,608
Octaviar Ltd.(b)*†^	9,487,254	—
Telstra Corp., Ltd.^	7,551,905	25,328,561
United Group Ltd.^	1,265,788	12,999,855

Total Australia		75,231,178

Japan (22.3%)
Bridgestone Corp.^	2,139,700	40,126,329
Fujitsu Ltd.	3,321,000	18,552,384
Kao Corp.	652,000	17,466,764
KDDI Corp.	6,552	36,697,947
Mizuho Financial Group, Inc.^	6,925	30,382,408
Nintendo Co., Ltd.	46,800	19,482,137
Nippon Sheet Glass Co., Ltd.^	5,583,000	28,808,138
Nissan Motor Co., Ltd.^	3,793,400	25,450,888
NOK Corp.^	820,100	9,178,582
Olympus Corp.^	834,000	24,383,896
Ricoh Co., Ltd.	2,152,000	29,921,853
Sekisui House Ltd.	2,113,000	19,401,054
Shin-Etsu Chemical Co., Ltd.	446,900	21,276,741
Sojitz Corp.	8,551,500	19,744,816
Sumitomo Chemical Co., Ltd.	3,349,000	14,594,906
Sumitomo Corp.	2,048,300	19,086,096
Sumitomo Mitsui Financial Group, Inc.	6,038	37,827,305
Takeda Pharmaceutical Co., Ltd.^	894,300	45,039,611

Total Japan		457,421,855

Latin America (3.4%)
Brazil (2.3%)
Banco Bradesco S.A. (ADR)	1,595,216	25,682,977
Cia de Bebidas das Americas (Preference) (ADR)	380,857	20,798,601

		46,481,578
Mexico (1.1%)
America Movil S.A.B. de C.V. (ADR)	497,169	23,048,755

Total Latin America		69,530,333

Other European Countries (43.9%)
Belgium (0.8%)
Dexia S.A.^	1,566,496	17,209,811

France (5.1%)
GDF Suez S.A.	559,965	29,300,479
Peugeot S.A.	484,030	18,381,671
Total S.A.	939,260	56,666,386

		104,348,536

Germany (13.8%)
Allianz SE (Registered)	297,974	40,981,105
Bayer AG^	655,787	47,867,782
Deutsche Post AG (Registered)^	1,571,563	33,149,876
Deutsche Telekom AG (Registered)	3,318,353	50,923,535
E.ON AG	646,781	32,755,101
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	287,201	43,358,167
Siemens AG (Registered)	379,247	35,593,992

		284,629,558

Italy (5.1%)
ENI S.p.A.^	1,987,851	52,469,495
Intesa Sanpaolo S.p.A.	8,654,116	47,240,677
UniCredit S.p.A.^	1,233,873	$4,557,752

		104,267,924

Luxembourg (2.4%)
ArcelorMittal S.A.	456,356	22,844,625
Tenaris S.A. (ADR)	715,700	26,688,453

		49,533,078

Netherlands (3.7%)
ING Groep N.V. (CVA)	751,457	16,346,576
Royal Dutch Shell plc, Class B	2,120,114	60,146,507

		76,493,083

Russia (1.1%)
LUKOIL OAO (ADR)	387,347	23,047,147

Spain (1.2%)
Banco Santander S.A.^	1,633,882	24,732,999

Switzerland (10.7%)
Credit Suisse Group AG (Registered)	943,190	44,906,596
Nestle S.A. (Registered)	1,681,093	72,710,738
Novartis AG (Registered)	830,852	43,458,028
Zurich Financial Services AG (Registered)	208,644	57,834,757

		218,910,119

Total Other European Countries		903,172,255

Scandanavia (2.6%)
Finland (1.3%)
Fortum Oyj	811,521	27,380,507

Norway (1.3%)
DnB NOR ASA	3,581,677	27,664,045

Total Scandanavia		55,044,552

Southeast Asia (4.8%)
China (0.4%)
China Coal Energy Co., Class H	8,805,000	9,155,866

Hong Kong (2.3%)
Henderson Land Development Co., Ltd.	3,817,000	17,024,495
Hutchison Whampoa Ltd.	3,843,000	29,255,572

		46,280,067

Singapore (1.7%)
City Developments Ltd.	1,744,000	10,917,945
United Overseas Bank Ltd.	2,027,000	24,009,465

		34,927,410

South Korea (0.4%)
Dongbu Insurance Co., Ltd.	322,847	7,483,100

Total Southeast Asia		97,846,443

United Kingdom (15.7%)
Anglo American plc	573,154	19,161,337
BAE Systems plc	2,756,534	20,230,414
British American Tobacco plc	1,657,829	54,169,933
GlaxoSmithKline plc	1,478,924	31,951,244
National Grid plc	2,705,979	34,378,967
Royal Bank of Scotland Group plc	11,681,087	38,694,011
Unilever plc	2,443,848	66,340,713
Vodafone Group plc	26,145,997	57,761,684

Total United Kingdom		322,688,303

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

		Value (Note 1)
Total Common Stocks (96.4%) (Cost $2,390,574,166)		$1,980,934,919

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.1%)
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	$25,000,000	25,000,000
Bank of Montreal/Chicago
2.83%, 3/12/09 (l)	15,000,000	15,000,000
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	38,735,533	38,735,533
Calyon/New York
2.16%, 7/2/10 (l)	4,998,132	4,998,132
CAM U.S. Finance S.A.U.
2.85%, 2/2/09 (l)	10,000,000	10,000,000
Comerica Bank
2.51%, 3/16/09 (l)	7,999,761	7,999,761
3.07%, 6/19/09 (l)	15,001,046	15,001,046
3.08%, 6/19/09 (l)	11,999,553	11,999,553
Goldman Sachs Group, Inc.
7.10%, 12/23/08 (l)	5,000,238	5,000,238
2.16%, 3/27/09 (l)	5,000,000	5,000,000
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)†	10,000,000	5,000,000
Links Finance LLC
2.12%, 6/22/09 (l)	14,997,207	14,997,207
MassMutual Global Funding II
2.15%, 3/26/10 (l)	15,000,000	15,000,000
Monumental Global Funding II
2.15%, 3/26/10 (l)	7,000,000	7,000,000
2.18%, 5/26/10 (l)	1,000,000	1,000,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	10,998,077	10,998,077
SLM Corp.
2.91%, 12/15/08 (l)	6,000,701	6,000,701
Tango Finance Corp.
2.13%, 6/25/09 (l)	4,998,646	4,998,646
Wachovia Bank N.A.
2.12%, 10/2/08 (l)	4,000,000	4,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		207,728,894

Time Deposit (2.3%)
JPMorgan Chase Nassau
0.58%, 10/1/08	47,690,819	47,690,819

Total Short-Term Investments (12.4%) (Cost/Amortized Cost $260,419,713)		255,419,713

Total Investments (108.8%) (Cost/Amortized Cost $2,650,993,879)		2,236,354,632
Other Assets Less Liabilities (-8.8%)		(181,125,661)

Net Assets (100%)		$2,055,228,971

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		5.5%
Consumer Staples		11.2
Energy		11.1
Financials
Capital Markets	2.2%
Commercial Banks	13.5
Diversified Financial Services	0.8
Insurance	7.3
Real Estate Management & Development	1.3
Total Financials		25.1
Health Care		9.5
Industrials		9.7
Information Technology		3.3
Materials		5.5
Telecommunication Services		9.5
Utilities		6.0
Cash and Other		3.6

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $5,000,000 or 0.2% of net assets) at fair value.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$119,265,933	$2,112,088,699	$5,000,000	$2,236,354,632
Other Investments*	—	—	—	—

Total	$119,265,933	$2,112,088,699	$5,000,000	$2,236,354,632

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$26,527,065	$—
Total gains or losses (realized/unrealized) included in earnings	(35,546,162)	—
Purchases, sales, issuances, and settlements (net)	9,019,097	—
Transfers in and/or out of Level 3	5,000,000	—

Balance as of 9/30/08	$5,000,000	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(40,546,162)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,009,089,561
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,081,937,241

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,554,185
Aggregate gross unrealized depreciation	(436,312,986)

Net unrealized depreciation	$(425,758,801)

Federal income tax cost of investments	$2,662,113,433

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

At September 30, 2008, the Portfolio had loaned securities with a total value of $198,946,812. This was secured by collateral of $207,728,894 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $2,599 as brokerage commissions with Merrill Lynch & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.0%)
Asset-Backed Securities (0.6%)
Capital One Multi-Asset Execution Trust, Series 2006-A10 A10
5.150%, 6/16/14	$100,000	$98,791
Chase Issuance Trust, Series 2005-A4 A4
4.230%, 1/15/13	125,000	123,740
Citibank Credit Card Issuance Trust, Series 2007-A8 A8
5.650%, 9/20/19	100,000	92,192
Countrywide Asset-Backed Certificates, Series 2006-9 1AF6
5.989%, 10/25/46	100,000	76,871

		391,594

Non-Agency CMO (4.4%)
Banc of America Commercial Mortgage, Inc., Series 2005-4 A2
4.764%, 7/10/45	325,000	317,202
Series 2006-4 A4
5.634%, 7/10/46	50,000	44,506
Series 2007-4 A4
5.936%, 2/10/51(l)	275,000	235,021
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10 A4
5.405%, 12/11/40(l)	175,000	161,358
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 A4
5.322%, 12/11/49	100,000	83,453
Credit Suisse Mortgage Capital Certificates, Series 2006-C3 A3
6.021%, 6/15/38(l)	100,000	90,897
CS First Boston Mortgage Securities Corp., Series 2005-C3 A4
4.686%, 7/15/37	345,000	305,552
CW Capital Cobalt Ltd., Series 2007-C3 A4
6.015%, 5/15/46(l)	50,000	42,580
Greenwich Capital Commercial Funding Corp., Series 2006-GG7 A4
6.112%, 7/10/38(l)	165,000	149,928
GS Mortgage Securities Corp. II, Series 2006-GG8 A4
5.560%, 11/10/39	65,000	57,505
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5 A4
5.345%, 12/15/44(l)	320,000	289,839
Series 2005-LPD2 A3
4.697%, 7/15/42	200,000	186,393
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C10 A2
7.371%, 8/15/32(l)	226,002	228,471
LB-UBS Commercial Mortgage Trust, Series 2005-C3 A5
4.739%, 7/15/30	200,000	178,029
Merrill Lynch Mortgage Trust,, Series 2005-MCP1 A4
4.747%, 6/12/43(l)	130,000	115,625
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4 A3
5.172%, 12/12/49(l)	$100,000	$85,854
Morgan Stanley Capital I, Series 2003-T11 A4
5.150%, 6/13/41	200,000	187,838
Series 2007-IQ14 A4
5.692%, 4/15/49(l)	85,000	72,203
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27 A3
5.765%, 7/15/45(l)	85,000	75,359
Series 2007-C30 A5
5.342%, 12/15/43	175,000	144,249

		3,051,862

Total Asset-Backed and Mortgage-Backed Securities		3,443,456

Corporate Bonds (19.0%)
Consumer Discretionary (1.2%)
Automobiles (0.0%)
Daimler Finance N.A. LLC
8.500%, 1/18/31	$30,000	30,143

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
6.300%, 3/1/38	25,000	24,093
Yum! Brands, Inc.
6.875%, 11/15/37	45,000	37,992

		62,085

Media (0.6%)
CBS Corp.
4.625%, 5/15/18	45,000	34,236
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	70,000	73,415
Comcast Corp.
5.900%, 3/15/16	60,000	54,993
COX Communications, Inc.
5.450%, 12/15/14	45,000	41,929
News America, Inc.
6.200%, 12/15/34	35,000	27,905
Time Warner Cable, Inc.
6.550%, 5/1/37	95,000	76,940
Time Warner, Inc.
7.700%, 5/1/32	35,000	30,581
Walt Disney Co.
6.375%, 3/1/12	60,000	63,265

		403,264

Multiline Retail (0.1%)
Macys Retail Holdings, Inc.
6.700%, 7/15/34	30,000	23,866
Target Corp.
6.350%, 11/1/32	25,000	23,785

		47,651

Specialty Retail (0.4%)
Home Depot, Inc.
5.200%, 3/1/11	55,000	53,577
5.250%, 12/16/13	235,000	216,405

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Lowe’s Cos., Inc.
5.400%, 10/15/16	$20,000	$19,170

		289,152

Total Consumer Discretionary		832,295

Consumer Staples (1.4%)
Beverages (0.3%)
Anheuser-Busch Cos., Inc.
5.750%, 4/1/36	30,000	22,148
Coca-Cola Enterprises, Inc.
6.950%, 11/15/26	35,000	35,833
Diageo Capital plc
5.750%, 10/23/17	130,000	124,749

		182,730

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	60,000	59,479
CVS Caremark Corp.
5.750%, 6/1/17	65,000	60,742
Kroger Co.
4.950%, 1/15/15	90,000	82,242
Wal-Mart Stores, Inc.
5.250%, 9/1/35	45,000	35,970
6.500%, 8/15/37	60,000	56,296

		294,729

Food Products (0.6%)
Archer-Daniels-Midland Co.
5.375%, 9/15/35	35,000	27,411
ConAgra Foods, Inc.
6.750%, 9/15/11	60,000	62,204
Kellogg Co. Series B
7.450%, 4/1/31	25,000	27,410
Kraft Foods, Inc.
5.625%, 11/1/11	60,000	60,224
5.250%, 10/1/13	235,000	225,922

		403,171

Household Products (0.1%)
Clorox Co.
5.950%, 10/15/17	50,000	48,307
Procter & Gamble Co.
4.950%, 8/15/14	25,000	25,264
5.550%, 3/5/37	35,000	32,548

		106,119

Total Consumer Staples		986,749

Energy (1.2%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
5.500%, 2/15/16	60,000	54,994

Oil, Gas & Consumable Fuels (1.1%)
Apache Corp.
6.000%, 1/15/37	50,000	42,261
ConocoPhillips Holding Co.
6.950%, 4/15/29	40,000	40,216
Devon Financing Corp. ULC
7.875%, 9/30/31	60,000	60,928
Energy Transfer Partners LP
6.700%, 7/1/18	115,000	109,005
Enterprise Products Operating LP Series B
5.600%, 10/15/14	55,000	51,826
Kerr-McGee Corp.
6.950%, 7/1/24	$85,000	$80,350
Kinder Morgan Energy Partners LP
7.125%, 3/15/12	60,000	60,664
6.000%, 2/1/17	35,000	31,727
Marathon Oil Corp.
6.125%, 3/15/12	100,000	101,658
Pemex Project Funding Master Trust
5.750%, 12/15/15	30,000	28,464
StatoilHydro ASA
7.750%, 6/15/23	25,000	28,444
Tennessee Gas Pipeline Co.
7.625%, 4/1/37	25,000	22,188
TransCanada Pipelines Ltd.
5.600%, 3/31/34	25,000	20,143
Valero Energy Corp.
6.625%, 6/15/37	45,000	38,832
XTO Energy, Inc.
6.375%, 6/15/38	80,000	65,320

		782,026

Total Energy		837,020

Financials (7.8%)
Capital Markets (1.2%)
Bear Stearns Cos., Inc.
5.550%, 1/22/17	40,000	34,349
7.250%, 2/1/18	70,000	67,366
Goldman Sachs Capital I
6.345%, 2/15/34	25,000	16,427
Goldman Sachs Capital II
5.793%, 12/31/49(l)	135,000	59,307
Goldman Sachs Group, Inc.
5.250%, 10/15/13	75,000	63,086
5.350%, 1/15/16	55,000	44,483
5.950%, 1/18/18	50,000	41,248
6.125%, 2/15/33	40,000	28,864
Jefferies Group, Inc.
7.750%, 3/15/12	105,000	100,930
Merrill Lynch & Co., Inc.
6.875%, 11/15/18	130,000	111,885
Morgan Stanley
5.250%, 11/2/12	320,000	225,901
7.250%, 4/1/32	25,000	13,650

		807,496

Commercial Banks (2.2%)
Abbey National plc
7.950%, 10/26/29	40,000	38,621
BB&T Corp.
5.200%, 12/23/15	35,000	30,734
Credit Suisse/New York
6.000%, 2/15/18	170,000	148,104
Deutsche Bank AG/London
5.375%, 10/12/12	100,000	96,356
HSBC Holdings plc
5.250%, 12/12/12	40,000	38,046
6.500%, 9/15/37	100,000	85,047
Korea Development Bank
5.300%, 1/17/13	100,000	99,327
5.750%, 9/10/13	70,000	64,542

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Kreditanstalt fuer Wiederaufbau
3.250%, 2/15/11	$125,000	$125,894
3.250%, 3/15/13	190,000	186,856
4.125%, 10/15/14	15,000	15,099
4.875%, 1/17/17	40,000	41,573
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	99,601
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	100,000	105,039
PNC Funding Corp.
5.625%, 2/1/17	45,000	39,864
Royal Bank of Scotland Group plc
7.648%, 8/29/49(l)	40,000	32,874
Wachovia Corp.
5.250%, 8/1/14	55,000	33,725
5.750%, 6/15/17	110,000	82,551
Wells Fargo & Co.
5.125%, 9/15/16	55,000	47,528
Zions Bancorp
5.500%, 11/16/15	135,000	77,032

		1,488,413

Consumer Finance (0.9%)
American Express Co.
5.500%, 9/12/16	30,000	25,603
7.000%, 3/19/18	115,000	101,496
American General Finance Corp.
4.625%, 9/1/10	90,000	54,474
HSBC Finance Corp.
4.750%, 7/15/13	105,000	94,467
SLM Corp.
4.500%, 7/26/10	80,000	60,800
5.375%, 1/15/13	210,000	137,550
Toyota Motor Credit Corp.
4.250%, 3/15/10	125,000	127,361

		601,751

Diversified Financial Services (2.5%)
Bank of America Corp.
5.625%, 10/14/16	105,000	87,878
6.000%, 9/1/17	60,000	51,756
5.650%, 5/1/18	100,000	84,229
CIT Group, Inc.
5.000%, 2/1/15	75,000	37,072
Citigroup Capital XXI
8.300%, 12/21/57(l)	90,000	67,055
Citigroup, Inc.
6.000%, 2/21/12	135,000	124,765
5.000%, 9/15/14	65,000	49,836
6.125%, 11/21/17	185,000	156,783
5.850%, 12/11/34	35,000	24,122
Credit Suisse First Boston USA, Inc.
5.125%, 8/15/15	80,000	71,275
General Electric Capital Corp.
4.625%, 9/15/09	110,000	108,175
5.450%, 1/15/13	110,000	102,767
5.400%, 2/15/17	110,000	96,669
5.625%, 9/15/17	50,000	42,913
6.750%, 3/15/32	15,000	12,520
5.875%, 1/14/38	95,000	70,039
John Deere Capital Corp.
5.400%, 4/7/10	100,000	101,672
JPMorgan Chase & Co.
6.750%, 2/1/11	$100,000	$100,335
6.625%, 3/15/12	55,000	54,054
5.750%, 1/2/13	100,000	95,736
5.250%, 5/1/15	170,000	156,240
National Rural Utilities Cooperative Finance Corp.
8.000%, 3/1/32	25,000	26,516

		1,722,407

Insurance (0.5%)
Allstate Corp.
5.950%, 4/1/36	35,000	28,532
American International Group, Inc.
5.375%, 10/18/11	25,000	15,909
5.450%, 5/18/17	75,000	37,670
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	30,000	29,235
Lincoln National Corp.
6.300%, 10/9/37	100,000	83,846
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	35,000	29,316
MetLife, Inc.
5.700%, 6/15/35	40,000	31,469
Prudential Financial, Inc.
5.100%, 9/20/14	55,000	49,959
Travelers Cos., Inc.
5.500%, 12/1/15	40,000	37,711

		343,647

Real Estate Investment Trusts (REITs) (0.5%)
HCP, Inc.
5.950%, 9/15/11	265,000	250,087
iStar Financial, Inc.
5.650%, 9/15/11	50,000	26,000
ProLogis
5.625%, 11/15/16	55,000	46,849
Simon Property Group LP
5.750%, 12/1/15	35,000	33,078

		356,014

Total Financials		5,319,728

Health Care (1.0%)
Health Care Providers & Services (0.3%)
Cardinal Health, Inc.
5.850%, 12/15/17	45,000	41,585
CIGNA Corp.
5.375%, 3/15/17	25,000	22,832
UnitedHealth Group, Inc.
6.000%, 2/15/18	80,000	72,369
5.800%, 3/15/36	25,000	18,966
WellPoint, Inc.
5.000%, 12/15/14	40,000	36,562

		192,314

Pharmaceuticals (0.7%)
Abbott Laboratories
5.875%, 5/15/16	55,000	54,867
AstraZeneca plc
6.450%, 9/15/37	30,000	28,684
Bristol Myers Squibb Co.
5.250%, 8/15/13	120,000	119,585
Eli Lilly & Co.
5.200%, 3/15/17	35,000	33,990
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	120,000	113,931

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Johnson & Johnson
5.950%, 8/15/37	$20,000	$19,781
Schering-Plough Corp.
6.550%, 9/15/37	25,000	22,898
Wyeth
5.500%, 2/1/14	70,000	69,389
5.950%, 4/1/37	55,000	49,592

		512,717

Total Health Care		705,031

Industrials (1.2%)
Aerospace & Defense (0.6%)
Boeing Co.
5.125%, 2/15/13	35,000	34,950
Honeywell International, Inc.
5.400%, 3/15/16	110,000	108,168
Lockheed Martin Corp.
8.500%, 12/1/29	25,000	29,570
Raytheon Co.
5.375%, 4/1/13	90,000	91,091
United Technologies Corp.
7.125%, 11/15/10	100,000	108,550

		372,329

Air Freight & Logistics (0.1%)
United Parcel Service, Inc.
6.200%, 1/15/38	40,000	37,202

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	35,000	30,162
Masco Corp.
6.500%, 8/15/32	35,000	26,717

		56,879

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	25,000	23,025
Koninklijke Philips
6.875%, 3/11/38	50,000	49,542
Tyco International Group S.A.
6.875%, 1/15/29	25,000	21,533

		94,100

Road & Rail (0.3%)
Burlington North Santa Fe Corp.
6.750%, 7/15/11	70,000	73,070
Canadian National Railway Co.
6.200%, 6/1/36	25,000	23,144
CSX Corp.
6.300%, 3/15/12	100,000	99,939
Norfolk Southern Corp.
7.050%, 5/1/37	25,000	25,788

		221,941

Total Industrials		782,451

Information Technology (0.5%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	75,000	72,069
Motorola, Inc.
6.000%, 11/15/17	55,000	46,468

		118,537

Computers & Peripherals (0.0%)
International Business Machines Corp.
5.875%, 11/29/32	$25,000	$23,135

IT Services (0.0%)
Electronic Data Systems Corp. Series B
6.000%, 8/1/13	40,000	40,783

Office Electronics (0.2%)
Xerox Corp.
6.350%, 5/15/18	125,000	114,263

Software (0.1%)
Oracle Corp.
6.500%, 4/15/38	65,000	59,094

Total Information Technology		355,812

Materials (0.8%)
Chemicals (0.2%)
Dow Chemical Co.
7.375%, 11/1/29	25,000	24,233
Lubrizol Corp.
4.625%, 10/1/09	100,000	99,524

		123,757

Metals & Mining (0.6%)
Alcan, Inc.
6.125%, 12/15/33	40,000	33,032
Alcoa, Inc.
6.000%, 1/15/12	220,000	221,056
BHP Finance USA Ltd.
4.800%, 4/15/13	40,000	38,403
Vale Overseas Ltd.
6.250%, 1/23/17	80,000	74,755
6.875%, 11/21/36	35,000	31,154

		398,400

Paper & Forest Products (0.0%)
Weyerhaeuser Co.
7.375%, 3/15/32	40,000	35,074

Total Materials		557,231

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.7%)
AT&T Corp.
8.000%, 11/15/31	40,000	40,510
AT&T, Inc.
4.125%, 9/15/09	100,000	99,210
5.100%, 9/15/14	60,000	56,117
6.300%, 1/15/38	70,000	57,974
BellSouth Corp.
6.000%, 11/15/34	25,000	20,250
British Telecommunications plc
9.125%, 12/15/30	25,000	24,940
Embarq Corp.
7.082%, 6/1/16	25,000	20,261
France Telecom S.A.
8.500%, 3/1/31	25,000	27,122
Telecom Italia Capital S.A.
5.250%, 11/15/13	215,000	190,746
Telefonica Europe B.V.
7.750%, 9/15/10	390,000	398,174
Verizon Communications, Inc.
7.250%, 12/1/10	75,000	78,044
5.850%, 9/15/35	25,000	19,548
6.400%, 2/15/38	110,000	91,808

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Verizon Global Funding Corp.
7.375%, 9/1/12	$55,000	$56,776

		1,181,480

Wireless Telecommunication Services (0.2%)
New Cingular Wireless Services, Inc.
8.750%, 3/1/31	35,000	38,698
Vodafone Group plc
4.625%, 7/15/18	80,000	64,367

		103,065

Total Telecommunication Services		1,284,545

Utilities (2.0%)
Electric Utilities (1.4%)
Alabama Power Co. Series Q
5.500%, 10/15/17	35,000	33,499
Appalachian Power Co.
7.000%, 4/1/38	90,000	84,200
Consolidated Edison Co. of New York, Inc. Series B
7.500%, 9/1/10	50,000	52,356
Duke Energy Indiana, Inc.
5.000%, 9/15/13	50,000	47,320
Exelon Corp.
4.900%, 6/15/15	35,000	30,819
FirstEnergy Corp. Series C
7.375%, 11/15/31	50,000	46,487
Florida Power & Light Co.
5.650%, 2/1/37	15,000	13,361
Florida Power Corp.
4.800%, 3/1/13	55,000	54,234
Hydro-Quebec
6.300%, 5/11/11	100,000	107,469
Midamerican Energy Holding Co. Series D
5.000%, 2/15/14	170,000	158,042
Oncor Electric Delivery Co.
7.000%, 9/1/22	40,000	33,585
Pacific Gas & Electric Co.
6.050%, 3/1/34	85,000	75,028
PacifiCorp
5.750%, 4/1/37	30,000	25,242
Progress Energy, Inc.
6.850%, 4/15/12	120,000	123,485
Southern California Edison Co.
5.950%, 2/1/38	55,000	50,068
Virginia Electric & Power Co. Series B
6.000%, 1/15/36	55,000	47,754

		982,949

Gas Utilities (0.1%)
Oneok, Inc.
6.000%, 6/15/35	25,000	17,843
Spectra Energy Capital LLC
8.000%, 10/1/19	45,000	46,698

		64,541

Independent Power Producers & Energy Traders (0.4%)
Tennessee Valley Authority
6.790%, 5/23/12	190,000	208,543
5.880%, 4/1/36	35,000	38,746

		247,289

Multi-Utilities (0.1%)
Dominion Resources, Inc.
5.600%, 11/15/16	$80,000	$74,198

Total Utilities		1,368,977

Total Corporate Bonds		13,029,839

Government Securities (74.4%)
Foreign Governments (1.5%)
Federative Republic of Brazil
8.875%, 4/15/24	115,000	137,425
7.125%, 1/20/37	50,000	51,375
Province of Manitoba
4.900%, 12/6/16	150,000	155,042
Province of Ontario
5.125%, 7/17/12	75,000	78,726
5.450%, 4/27/16	30,000	31,879
Province of Quebec
5.125%, 11/14/16	20,000	20,506
7.500%, 9/15/29	70,000	89,049
Republic of Italy
5.625%, 6/15/12	50,000	53,251
4.500%, 1/21/15	95,000	97,478
6.875%, 9/27/23	60,000	72,632
5.375%, 6/15/33	25,000	25,893
Republic of Korea
4.875%, 9/22/14	45,000	42,976
Republic of South Africa
5.875%, 5/30/22	105,000	90,825
United Mexican States
5.625%, 1/15/17^	74,000	72,261
6.050%, 1/11/40	50,000	44,800

		1,064,118

Supranational (1.0%)
European Investment Bank
2.625%, 5/16/11	385,000	382,975
4.875%, 2/16/16	75,000	77,528
4.875%, 1/17/17	55,000	56,814
Inter-American Development Bank
7.375%, 1/15/10	105,000	110,441
International Bank for Reconstruction & Development
4.750%, 2/15/35	40,000	39,231

		666,989

U.S. Government Agencies (47.3%)
Federal Farm Credit Bank
4.875%, 2/18/11	105,000	108,399
4.875%, 1/17/17	60,000	60,346
Federal Home Loan Bank
3.750%, 1/8/10	350,000	352,248
4.375%, 9/17/10^	115,000	117,268
4.625%, 2/18/11	160,000	164,273
5.375%, 8/19/11	35,000	36,544
5.750%, 5/15/12	100,000	106,294
4.500%, 9/16/13	120,000	121,548
5.375%, 5/18/16	100,000	104,637
4.750%, 12/16/16	25,000	24,935
4.875%, 5/17/17	55,000	55,126
5.500%, 7/15/36	70,000	73,593
Federal Home Loan Mortgage Corp.
7.000%, 3/15/10	250,000	263,484
5.125%, 4/18/11	290,000	302,934
5.750%, 1/15/12	75,000	80,078

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
5.125%, 7/15/12	$75,000	$78,453
4.500%, 1/15/13	245,000	250,805
4.500%, 7/15/13	170,000	174,161
4.500%, 1/15/14	170,000	173,629
5.250%, 4/18/16	130,000	135,682
5.125%, 11/17/17	200,000	206,102
4.000%, 12/1/20	183,638	175,027
5.500%, 3/1/21	243,172	245,113
4.500%, 6/1/21	166,738	162,462
5.000%, 7/1/21	275,955	274,052
4.500%, 8/1/21	266,808	260,883
6.000%, 9/1/21	65,127	66,338
5.000%, 6/1/23	393,525	390,443
5.000%, 8/1/26	131,465	129,346
5.500%, 8/1/26	102,001	102,012
6.250%, 7/15/32	65,000	75,682
4.631%, 2/1/34(l)	184,871	185,160
4.122%, 2/1/35(l)	230,747	237,159
4.677%, 8/1/35(l)	118,608	117,708
5.000%, 3/1/36	897,851	875,438
6.000%, 3/1/36	382,983	388,236
4.500%, 5/1/36	138,511	131,115
5.000%, 8/1/36	89,889	87,645
6.500%, 8/1/36	273,806	281,106
5.500%, 9/1/36	1,158,981	1,153,927
6.000%, 9/1/36	524,713	531,664
6.500%, 12/1/36	98,876	101,512
5.500%, 4/1/37	503,848	501,572
6.000%, 4/1/37	52,492	53,188
6.000%, 8/1/37	214,548	217,390
5.500%, 9/1/37	139,256	138,627
6.500%, 1/1/38	333,332	342,168
6.000%, 2/1/38	546,031	553,264
5.000%, 3/1/38	247,244	240,995
6.000%, 3/1/38	148,231	150,195
5.000%, 5/1/38	892,189	869,639
5.500%, 5/1/38	689,855	686,739
5.500%, 6/1/38	198,318	197,422
Federal National Mortgage Association
7.250%, 1/15/10	300,000	315,351
4.750%, 3/12/10	460,000	470,208
5.125%, 4/15/11	365,000	381,434
6.000%, 5/15/11	185,000	197,496
4.875%, 5/18/12	250,000	259,655
4.375%, 3/15/13	115,000	117,264
5.125%, 1/2/14	90,000	89,625
5.250%, 9/15/16	215,000	223,883
5.000%, 2/13/17	135,000	137,992
4.500%, 8/1/20	259,788	254,344
4.000%, 9/1/20	111,468	106,241
5.500%, 1/1/21	147,256	148,845
5.000%, 6/1/21	285,122	284,278
5.500%, 6/1/21	93,134	94,023
6.000%, 8/1/21	148,858	151,813
6.000%, 10/1/21	87,606	89,345
5.000%, 3/1/23	374,787	372,507
4.500%, 6/1/23	491,732	479,583
5.500%, 4/1/26	92,890	93,094
5.000%, 5/1/26	120,172	117,952
6.625%, 11/15/30	115,000	138,784
5.500%, 3/1/34	696,238	696,357
4.302%, 6/1/34(l)	81,619	81,668
4.326%, 1/1/35(l)	160,132	164,816
4.864%, 9/1/35(l)	$323,643	$325,387
4.500%, 10/1/35	150,017	142,127
5.000%, 11/1/35	103,679	101,188
6.500%, 1/1/36	383,541	393,716
5.000%, 6/1/36	1,290,351	1,258,544
6.128%, 6/1/36(l)	171,583	175,583
5.500%, 7/1/36	1,587,928	1,584,973
6.000%, 7/1/36	904,629	917,320
7.000%, 7/1/36	62,045	64,804
6.000%, 9/1/36	76,213	77,283
6.000%, 10/1/36	690,540	700,228
6.000%, 4/1/37	182,020	184,564
6.500%, 8/1/37	247,604	254,159
6.000%, 9/1/37	251,263	254,774
6.500%, 10/1/37	497,276	510,468
5.500%, 11/1/37	860,554	858,905
5.500%, 12/1/37	1,288,410	1,285,940
6.000%, 1/1/38	208,848	211,766
5.500%, 2/1/38	194,255	193,863
5.000%, 3/1/38	345,226	336,609
6.000%, 3/1/38	564,227	572,055
5.000%, 5/1/38	715,836	697,967
5.500%, 7/1/38	346,981	346,281
Government National Mortgage Association
5.000%, 8/15/21	64,586	65,384
4.500%, 8/15/33	44,406	42,482
5.500%, 4/15/35	318,584	319,493
6.000%, 5/15/36	174,678	177,577
5.000%, 6/15/36	248,003	243,578
6.500%, 8/15/36	111,446	114,296
6.500%, 2/15/37	199,201	204,235
5.500%, 5/15/37	397,301	398,311
5.500%, 7/15/37	130,375	130,707
5.000%, 2/15/38	145,530	142,911
6.000%, 2/15/38	607,584	617,483
5.500%, 6/15/38	99,673	99,926

		32,385,211

U.S. Treasuries (24.6%)
U.S. Treasury Bonds
8.125%, 8/15/19	195,000	261,711
8.750%, 8/15/20	175,000	248,404
8.000%, 11/15/21	220,000	301,022
7.125%, 2/15/23	85,000	109,690
6.250%, 8/15/23	165,000	198,116
5.250%, 2/15/29	405,000	449,075
6.125%, 8/15/29	50,000	61,629
6.250%, 5/15/30	235,000	295,145
5.375%, 2/15/31	225,000	255,674
4.500%, 2/15/36	215,000	220,677
4.750%, 2/15/37	170,000	181,847
4.375%, 2/15/38	105,000	106,337
U.S. Treasury Notes
4.625%, 11/15/09	410,000	422,492
4.750%, 2/15/10	1,225,000	1,273,044
6.500%, 2/15/10	240,000	255,131
2.000%, 2/28/10	925,000	925,723
2.125%, 4/30/10	1,005,000	1,009,790
5.750%, 8/15/10	605,000	647,917
5.000%, 2/15/11	790,000	844,806
4.500%, 2/28/11	1,050,000	1,110,786
4.500%, 9/30/11	590,000	627,290
4.375%, 8/15/12	690,000	734,796
3.625%, 12/31/12	1,470,000	1,520,992

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 5/15/13	$315,000	$324,819
4.250%, 8/15/13	715,000	758,961
3.125%, 8/31/13	750,000	755,742
4.250%, 11/15/13	275,000	292,402
4.000%, 2/15/14	465,000	488,722
4.500%, 2/15/16	195,000	207,858
5.125%, 5/15/16	60,000	66,028
4.625%, 11/15/16	295,000	314,452
4.625%, 2/15/17	270,000	287,318
4.750%, 8/15/17	285,000	305,507
4.250%, 11/15/17	360,000	373,106
3.500%, 2/15/18	470,000	460,894
3.875%, 5/15/18	130,000	130,853

		16,828,756

Total Government Securities		50,945,074

Total Long-Term Debt Securities (98.4%) (Cost $ 68,840,753)		67,418,369

SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (0.3%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$196,039	196,039

Time Deposit (1.8%)
JPMorgan Chase Nassau
0.58%, 10/1/08	1,249,338	1,249,338

Total Short-Term Investments (2.1%) (Amortized Cost $ 1,445,377)		1,445,377

Total Investments (100.5%) (Cost/Amortized Cost $ 70,286,130)		68,863,746
Other Assets Less Liabilities (-0.5%)		(367,764)

Net Assets (100%)		$68,495,982

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$68,863,746	$—	$68,863,746
Other Investments*	—	—	—	—

Total	$—	$68,863,746	$—	$68,863,746

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$28,715,281
Long-term U.S. Treasury securities	25,464,272

$54,179,553

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,655,598
Long-term U.S. Treasury securities	16,956,323

$22,611,921

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$659,286
Aggregate gross unrealized depreciation	(2,088,388)

Net unrealized depreciation	$(1,429,102)

Federal income tax cost of investments	$70,292,848

At September 30, 2008, the Portfolio had loaned securities with a total value of $190,600. This was secured by collateral of $196,039 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $998,798 which expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.3%)
Auto Components (0.5%)
Autoliv, Inc.	49,200	$1,660,500

Automobiles (0.4%)
Daimler AG	22,300	1,126,150

Hotels, Restaurants & Leisure (2.1%)
McDonald’s Corp.	107,200	6,614,240

Household Durables (1.0%)
Tupperware Brands Corp.	57,100	1,577,673
Whirlpool Corp.	21,600	1,712,664

		3,290,337

Leisure Equipment & Products (0.6%)
Polaris Industries, Inc.^	44,400	2,019,756

Media (2.2%)
CBS Corp., Class B	87,800	1,280,124
Shaw Communications, Inc., Class B	87,800	1,784,974
Time Warner, Inc.	130,000	1,704,300
Walt Disney Co.	40,900	1,255,221
World Wrestling Entertainment, Inc., Class A^	56,000	865,760

		6,890,379

Multiline Retail (0.9%)
Family Dollar Stores, Inc.	116,000	2,749,200

Specialty Retail (0.6%)
Limited Brands, Inc.	101,700	1,761,444

Total Consumer Discretionary		26,112,006

Consumer Staples (6.6%)
Beverages (0.7%)
Coca-Cola Co.	44,600	2,358,448

Food Products (2.6%)
General Mills, Inc.	55,300	3,800,216
H.J. Heinz Co.	43,400	2,168,698
McCormick & Co., Inc. (Non-Voting)	55,400	2,130,130

		8,099,044

Household Products (3.3%)
Colgate-Palmolive Co.	28,900	2,177,615
Procter & Gamble Co.	118,100	8,230,389

		10,408,004

Total Consumer Staples		20,865,496

Energy (17.2%)
Oil, Gas & Consumable Fuels (17.2%)
Chevron Corp.	179,700	14,821,656
ConocoPhillips	150,500	11,024,125
ENI S.p.A. (ADR)	27,300	1,445,535
Exxon Mobil Corp.	218,000	16,929,880
Royal Dutch Shell plc (ADR)	25,400	1,498,854
Sasol Ltd. (ADR)	71,300	3,029,537
Spectra Energy Corp.	62,000	1,475,600
StatoilHydro ASA (ADR)	136,101	3,239,204
Tsakos Energy Navigation Ltd.	27,200	$806,752

Total Energy		54,271,143

Financials (27.4%)
Capital Markets (2.0%)
Blackstone Group LP	192,900	2,959,086
Merrill Lynch & Co., Inc.	127,600	3,228,280

		6,187,366

Commercial Banks (6.0%)
Banco Santander S.A. (ADR)^	165,600	2,487,312
Barclays plc (ADR)^	43,100	1,064,570
HSBC Holdings plc (ADR)^	30,000	2,424,900
National Penn Bancshares, Inc.^	117,300	1,712,580
PNC Financial Services Group, Inc.	13,000	971,100
Webster Financial Corp.^	100,500	2,537,625
Wells Fargo & Co.	136,300	5,115,339
Zions Bancorp^	65,300	2,527,110

		18,840,536

Consumer Finance (0.4%)
Capital One Financial Corp.	24,500	1,249,500

Diversified Financial Services (9.3%)
Bank of America Corp.	204,900	7,171,500
Citigroup, Inc.	174,000	3,568,740
ING Groep N.V. (ADR)	97,600	2,088,640
JPMorgan Chase & Co.	338,000	15,784,600
NYSE Euronext, Inc.	21,000	822,780

		29,436,260

Insurance (6.8%)
American International Group, Inc.^	48,800	162,504
Axis Capital Holdings Ltd.	41,400	1,312,794
Chubb Corp.	68,600	3,766,140
Endurance Specialty Holdings Ltd.^	133,800	4,137,096
Hartford Financial Services Group, Inc.	24,100	987,859
Manulife Financial Corp.^	51,100	1,874,859
PartnerReinsurance Ltd.	20,000	1,361,800
Sun Life Financial, Inc.	40,200	1,421,874
Travelers Cos., Inc.	145,100	6,558,520

		21,583,446

Real Estate Investment Trusts (REITs) (2.9%)
Annaly Capital Management, Inc. (REIT)	158,000	2,125,100
Digital Realty Trust, Inc. (REIT)^	48,800	2,305,800
HCP, Inc. (REIT)	114,000	4,574,820

		9,005,720

Total Financials		86,302,828

Health Care (12.5%)
Health Care Equipment & Supplies (0.6%)
Covidien Ltd.	35,400	1,903,104

Health Care Providers & Services (0.8%)
Owens & Minor, Inc.^	52,500	2,546,250

Pharmaceuticals (11.1%)
Bristol-Myers Squibb Co.	101,000	2,105,850
Johnson & Johnson	182,420	12,638,058
Merck & Co., Inc.	53,600	1,691,616
Novartis AG (ADR)	35,100	1,854,684
Pfizer, Inc.	646,100	11,914,084

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Wyeth	125,600	$4,639,664

		34,843,956

Total Health Care		39,293,310

Industrials (10.6%)
Aerospace & Defense (2.2%)
Honeywell International, Inc.	27,100	1,126,005
Northrop Grumman Corp.	71,600	4,334,664
Raytheon Co.	29,400	1,573,194

		7,033,863

Commercial Services & Supplies (1.0%)
R.R. Donnelley & Sons Co.	50,500	1,238,765
Waste Management, Inc.	56,200	1,769,738

		3,008,503

Electrical Equipment (0.7%)
Emerson Electric Co.	54,600	2,227,134

Industrial Conglomerates (4.3%)
General Electric Co.	532,200	13,571,100

Machinery (1.0%)
Caterpillar, Inc.	25,200	1,501,920
Eaton Corp.	29,700	1,668,546

		3,170,466

Marine (0.3%)
Diana Shipping, Inc.^	43,200	850,608

Road & Rail (1.1%)
Norfolk Southern Corp.	53,800	3,562,098

Total Industrials		33,423,772

Information Technology (3.3%)
Computers & Peripherals (0.7%)
International Business Machines Corp.	20,000	2,339,200

Electronic Equipment, Instruments & Components (0.5%)
Tyco Electronics Ltd.	56,000	1,548,960

Semiconductors & Semiconductor Equipment (1.4%)
Intel Corp.	85,000	1,592,050
Siliconware Precision Industries Co. (ADR)^	280,679	1,619,518
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	119,783	1,122,367

		4,333,935

Software (0.7%)
Microsoft Corp.	80,000	2,135,200

Total Information Technology		10,357,295

Materials (3.4%)
Chemicals (2.3%)
E.I. du Pont de Nemours & Co.	42,700	1,720,810
Olin Corp.	87,800	1,703,320
RPM International, Inc.	65,600	1,268,704
Sensient Technologies Corp.	92,300	$2,596,399

		7,289,233

Containers & Packaging (0.2%)
Sonoco Products Co.	26,440	784,739

Metals & Mining (0.9%)
Freeport-McMoRan Copper & Gold, Inc.	21,100	1,199,535
Nucor Corp.	40,000	1,580,000

		2,779,535

Total Materials		10,853,507

Telecommunication Services (4.3%)
Diversified Telecommunication Services (3.8%)
AT&T, Inc.	239,000	6,672,880
Verizon Communications, Inc.	163,050	5,232,274

		11,905,154

Wireless Telecommunication Services (0.5%)
Cellcom Israel Ltd.	24,500	736,470
Partner Communications Co., Ltd. (ADR)^	42,600	784,692

		1,521,162

Total Telecommunication Services		13,426,316

Utilities (5.2%)
Electric Utilities (2.5%)
American Electric Power Co., Inc.	63,000	2,332,890
Duke Energy Corp.	126,400	2,203,152
Hawaiian Electric Industries, Inc.^	114,000	3,318,540

		7,854,582

Gas Utilities (1.3%)
National Fuel Gas Co.	62,200	2,623,596
ONEOK, Inc.	40,940	1,408,336

		4,031,932

Multi-Utilities (0.7%)
SCANA Corp.	56,900	2,215,117

Water Utilities (0.7%)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)^	74,800	2,120,580

Total Utilities		16,222,211

Total Common Stocks (98.8%) (Cost $ 349,123,654)		311,127,884

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.7%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$12,017,804	12,017,804
BBVA Senior Finance S.A.
2.87%, 3/12/10 (l)	1,000,000	1,000,000
General Electric Capital Corp.
2.15%, 3/12/10 (l)	3,000,000	3,000,000
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	2,000,000	2,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		18,017,804

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (19.3%)
JPMorgan Chase Nassau
0.58%, 10/1/08	$60,603,142	$60,603,142

Total Short-Term Investments (25.0%) (Amortized Cost $ 78,620,946)		78,620,946

Total Investments (123.8%) (Cost/Amortized Cost $ 427,744,600)		389,748,830
Other Assets Less Liabilities (-23.8%)		(74,864,712)

Net Assets (100%)		$314,884,118

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$311,127,884	$78,620,946	$—	$389,748,830
Other Investments*	—	—	—	—

Total	$311,127,884	$78,620,946	$—	$389,748,830

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$192,853,656
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$252,922,522

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,057,655
Aggregate gross unrealized depreciation	(51,581,100)

Net unrealized depreciation	$(37,523,445)

Federal income tax cost of investments	$427,272,275

At September 30, 2008, the Portfolio had loaned securities with a total value of $18,252,424. This was secured by collateral of $18,017,804 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $73,485, which the Portfolio cannot repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.4%)
Household Durables (1.1%)
Matsushita Electric Industrial Co., Ltd. (ADR)	46,100	$798,913

Specialty Retail (0.8%)
GameStop Corp., Class A*	17,200	588,412

Textiles, Apparel & Luxury Goods (2.5%)
NIKE, Inc., Class B	28,000	1,873,200

Total Consumer Discretionary		3,260,525

Consumer Staples (2.4%)
Food & Staples Retailing (0.8%)
Costco Wholesale Corp.	8,900	577,877

Personal Products (1.6%)
Avon Products, Inc.	29,400	1,222,158

Total Consumer Staples		1,800,035

Energy (10.6%)
Energy Equipment & Services (4.3%)
Cameron International Corp.*	21,000	809,340
Noble Corp.	31,600	1,387,240
Smith International, Inc.	17,500	1,026,200

		3,222,780

Oil, Gas & Consumable Fuels (6.3%)
Chesapeake Energy Corp.	21,700	778,162
EOG Resources, Inc.	16,700	1,493,982
Pioneer Natural Resources Co.	14,500	758,060
Plains Exploration & Production Co.*	15,100	530,916
Southwestern Energy Co.*	36,000	1,099,440

		4,660,560

Total Energy		7,883,340

Financials (17.8%)
Capital Markets (6.5%)
BlackRock, Inc.	3,500	680,750
Charles Schwab Corp.	73,900	1,921,400
State Street Corp.	23,600	1,342,368
TD Ameritrade Holding Corp.*	53,700	869,940

		4,814,458

Commercial Banks (2.6%)
U.S. Bancorp.	49,400	1,779,388
Wachovia Corp.	33,000	115,500

		1,894,888

Diversified Financial Services (3.0%)
Bank of America Corp.	45,300	1,585,500
IntercontinentalExchange, Inc.*	8,400	677,712

		2,263,212

Insurance (4.5%)
Aflac, Inc.	31,000	1,821,250
Chubb Corp.	17,900	982,710
Hartford Financial Services Group, Inc.	13,000	$532,870

		3,336,830

Thrifts & Mortgage Finance (1.2%)
Hudson City Bancorp, Inc.	49,900	920,655

Total Financials		13,230,043

Health Care (25.3%)
Biotechnology (7.4%)
Amgen, Inc.*	26,500	1,570,655
Biogen Idec, Inc.*	27,900	1,403,091
Genzyme Corp.*	12,800	1,035,392
Gilead Sciences, Inc.*	33,000	1,504,140

		5,513,278

Health Care Equipment & Supplies (5.9%)
Intuitive Surgical, Inc.*	3,200	771,136
St. Jude Medical, Inc.*	38,600	1,678,714
Stryker Corp.	31,000	1,931,300

		4,381,150

Health Care Providers & Services (4.0%)
Express Scripts, Inc.*	40,200	2,967,564

Pharmaceuticals (8.0%)
Bristol-Myers Squibb Co.	85,500	1,782,675
Forest Laboratories, Inc.*	35,400	1,001,112
Johnson & Johnson	22,600	1,565,728
Pfizer, Inc.	90,650	1,671,586

		6,021,101

Total Health Care		18,883,093

Industrials (5.5%)
Machinery (5.5%)
AGCO Corp.*	14,600	622,106
Bucyrus International, Inc.	14,600	652,328
Cummins, Inc.	19,500	852,540
Danaher Corp.	9,900	687,060
Flowserve Corp.	6,600	585,882
Parker Hannifin Corp.	13,500	715,500

Total Industrials		4,115,416

Information Technology (24.3%)
Communications Equipment (4.0%)
Cisco Systems, Inc.*	64,185	1,448,013
QUALCOMM, Inc.	23,800	1,022,686
Research In Motion Ltd.*	7,300	498,590

		2,969,289

Computers & Peripherals (8.5%)
Apple, Inc.*	7,700	875,182
EMC Corp.*	91,400	1,093,144
Hewlett-Packard Co.	32,200	1,488,928
International Business Machines Corp.	20,498	2,397,446
Western Digital Corp.*	24,600	524,472

		6,379,172

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	17,800	714,492

Internet Software & Services (4.0%)
eBay, Inc.*	65,900	1,474,842

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Google, Inc., Class A*	3,700	$1,481,924

		2,956,766

IT Services (3.0%)
Infosys Technologies Ltd. (ADR)^	21,900	729,489
Mastercard, Inc., Class A.	3,600	638,388
Paychex, Inc.	27,300	901,719

		2,269,596

Software (3.8%)
Microsoft Corp.	65,300	1,742,857
Symantec Corp.*	57,100	1,118,018

		2,860,875

Total Information Technology		18,150,190

Materials (4.3%)
Chemicals (3.7%)
Potash Corp. of Saskatchewan, Inc.	8,600	1,135,286
Praxair, Inc.	22,200	1,592,628

		2,727,914

Containers & Packaging (0.6%)
Owens-Illinois, Inc.*	15,900	467,460

Total Materials		3,195,374

Telecommunication Services (3.1%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	24,800	692,416
BCE, Inc	17,200	597,012
Vimpel-Communications (ADR)	19,700	399,910

		1,689,338

Wireless Telecommunication Services (0.8%)
NII Holdings, Inc.*	15,900	602,928

Total Telecommunication Services		2,292,266

Utilities (0.8%)
Gas Utilities (0.8%)
Questar Corp.	15,000	613,800

Total Utilities		613,800

Total Common Stocks (98.5%) (Cost $ 82,984,367)		73,424,082

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (0.1%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$33,240	33,240

Time Deposit (0.3%)
JPMorgan Chase Nassau
0.58%, 10/1/08	256,237	256,237

Total Short-Term Investments (0.4%) (Amortized Cost $ 289,477)		289,477

Total Investments (98.9%) (Cost/Amortized Cost $83,273,844)		73,713,559
Other Assets Less Liabilities (1.1%)		835,101

Net Assets (100%)		$74,548,660

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$73,424,082	$289,477	$—	$73,713,559
Other Investments*	—	—	—	—

Total	$73,424,082	$289,477	$—	$73,713,559

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$51,866,519
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$51,014,314

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,470,972
Aggregate gross unrealized depreciation	(15,074,844)

Net unrealized depreciation	$(9,603,872)

Federal income tax cost of investments	$83,317,431

At September 30, 2008, the Portfolio had loaned securities with a total value of $36,907. This was secured by collateral of $33,240 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.4%)
Hotels, Restaurants & Leisure (2.0%)
Las Vegas Sands Corp.*	186,200	$6,723,682
Wynn Resorts Ltd.^	13,800	1,126,632

		7,850,314

Household Durables (0.6%)
Jarden Corp.*	99,000	2,321,550

Media (3.6%)
Gannett Co., Inc.	71,100	1,202,301
Omnicom Group, Inc.	21,700	836,752
Time Warner Cable, Inc., Class A*	172,900	4,184,180
Time Warner, Inc.	372,500	4,883,475
Viacom, Inc., Class B*	34,200	849,528
Walt Disney Co.	61,200	1,878,228

		13,834,464

Multiline Retail (3.6%)
Target Corp.	280,900	13,778,145

Specialty Retail (2.4%)
Best Buy Co., Inc.	68,000	2,550,000
Home Depot, Inc.	35,300	913,917
Lowe’s Cos., Inc.	116,700	2,764,623
Urban Outfitters, Inc.*	96,400	3,072,268

		9,300,808

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.*	33,000	826,320

Total Consumer Discretionary		47,911,601

Consumer Staples (8.0%)
Beverages (3.7%)
Coca-Cola Co.	21,500	1,136,920
PepsiCo, Inc.	182,800	13,028,156

		14,165,076

Food & Staples Retailing (0.4%)
Walgreen Co.	47,500	1,470,600

Household Products (2.1%)
Energizer Holdings, Inc.*	101,000	8,135,550

Personal Products (1.8%)
Avon Products, Inc.	71,700	2,980,569
Bare Escentuals, Inc.*	147,600	1,604,412
Estee Lauder Cos., Inc., Class A	51,800	2,585,338

		7,170,319

Total Consumer Staples		30,941,545

Energy (4.5%)
Energy Equipment & Services (2.9%)
Baker Hughes, Inc.	45,500	2,754,570
Schlumberger Ltd.	78,300	6,114,447
Weatherford International Ltd.*	103,400	2,599,476

		11,468,493

Oil, Gas & Consumable Fuels (1.6%)
EOG Resources, Inc.	17,400	1,556,604
Marathon Oil Corp.	113,500	$4,525,245

		6,081,849

Total Energy		17,550,342

Financials (8.0%)
Capital Markets (2.3%)
Goldman Sachs Group, Inc.	70,700	9,049,600

Commercial Banks (0.9%)
Wells Fargo & Co.	95,000	3,565,350

Consumer Finance (0.3%)
SLM Corp.*	78,600	969,924

Diversified Financial Services (2.1%)
JPMorgan Chase & Co.	175,700	8,205,190

Insurance (2.0%)
Aflac, Inc.	94,300	5,540,125
Progressive Corp.	42,300	736,020
XL Capital Ltd., Class A	70,600	1,266,564

		7,542,709

Thrifts & Mortgage Finance (0.4%)
Hudson City Bancorp, Inc.	92,600	1,708,470

Total Financials		31,041,243

Health Care (19.3%)
Biotechnology (8.9%)
Amylin Pharmaceuticals, Inc.*	33,500	677,370
BioMarin Pharmaceutical, Inc.*	46,000	1,218,540
Celgene Corp.*	106,200	6,720,336
Genentech, Inc.*	166,800	14,791,824
Gilead Sciences, Inc.*	70,700	3,222,506
ImClone Systems, Inc.*	127,300	7,948,612

		34,579,188

Health Care Equipment & Supplies (4.4%)
Baxter International, Inc.	140,700	9,234,141
Medtronic, Inc.	155,300	7,780,530

		17,014,671

Health Care Providers & Services (1.6%)
Aetna, Inc.	39,800	1,437,178
DaVita, Inc.*	35,900	2,046,659
Health Net, Inc.*	49,100	1,158,760
UnitedHealth Group, Inc.	55,600	1,411,684

		6,054,281

Health Care Technology (1.2%)
Cerner Corp.*	107,700	4,807,728

Pharmaceuticals (3.2%)
Allergan, Inc.	141,900	7,307,850
Forest Laboratories, Inc.*	11,200	316,736
Sepracor, Inc.*	94,600	1,732,126

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)	68,384	$3,131,304

		12,488,016

Total Health Care		74,943,884

Industrials (10.6%)
Aerospace & Defense (0.4%)
United Technologies Corp.	26,400	1,585,584

Air Freight & Logistics (2.2%)
FedEx Corp.	32,800	2,592,512
United Parcel Service, Inc., Class B	92,800	5,836,192

		8,428,704

Airlines (1.0%)
Southwest Airlines Co.	269,100	3,904,641

Construction & Engineering (0.9%)
Fluor Corp.	64,000	3,564,800

Electrical Equipment (0.3%)
SunPower Corp., Class A*	16,100	1,141,973

Industrial Conglomerates (1.9%)
General Electric Co.	288,500	7,356,750

Machinery (3.6%)
Danaher Corp.	81,500	5,656,100
Illinois Tool Works, Inc.	187,400	8,329,930

		13,986,030

Professional Services (0.3%)
Monster Worldwide, Inc.*	71,300	1,063,083

Total Industrials		41,031,565

Information Technology (28.3%)
Communications Equipment (6.9%)
Brocade Communications Systems, Inc.*	806,000	4,690,920
Ciena Corp.*	101,200	1,020,096
Cisco Systems, Inc.*	356,700	8,047,152
Corning, Inc.	83,600	1,307,504
Polycom, Inc.*	109,300	2,528,109
QUALCOMM, Inc.	210,800	9,058,076

		26,651,857

Computers & Peripherals (2.0%)
Apple, Inc.*	42,400	4,819,184
Dell, Inc.*	26,800	441,664
NetApp, Inc.*	86,400	1,575,072
SanDisk Corp.*	52,800	1,032,240

		7,868,160

Electronic Equipment, Instruments & Components (1.8%)
Agilent Technologies, Inc.*	122,823	3,642,930
Flextronics International Ltd.*	164,300	1,163,244
Jabil Circuit, Inc.	221,600	2,114,064

		6,920,238

Internet Software & Services (7.6%)
eBay, Inc.*	95,900	2,146,242
Google, Inc., Class A*	48,400	19,385,168
Yahoo!, Inc.*	467,500	8,087,750

		29,619,160

IT Services (4.5%)
Affiliated Computer Services, Inc., Class A*	21,900	1,108,797
Cognizant Technology Solutions Corp., Class A*	85,900	$1,961,097
Paychex, Inc.	209,800	6,929,694
VeriFone Holdings, Inc.*	452,300	7,481,042

		17,480,630

Semiconductors & Semiconductor Equipment (2.2%)
Altera Corp.	209,500	4,332,460
KLA-Tencor Corp.	91,000	2,880,150
Xilinx, Inc.	61,700	1,446,865

		8,659,475

Software (3.3%)
Adobe Systems, Inc.*	114,300	4,511,421
Microsoft Corp.	212,200	5,663,618
Oracle Corp.*	55,100	1,119,081
SAP AG (ADR)	27,000	1,442,610

		12,736,730

Total Information Technology		109,936,250

Materials (1.7%)
Chemicals (0.5%)
Celanese Corp., Class A	35,900	1,001,969
Monsanto Co.	10,600	1,049,188

		2,051,157

Metals & Mining (1.2%)
Allegheny Technologies, Inc.	100,700	2,975,685
Cleveland-Cliffs, Inc.	31,200	1,651,728

		4,627,413

Total Materials		6,678,570

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.4%)
Level 3 Communications, Inc.*	1,090,700	2,944,890
tw telecom, Inc.*	240,700	2,500,873

		5,445,763

Wireless Telecommunication Services (0.5%)
American Tower Corp., Class A*	50,600	1,820,082

Total Telecommunication Services		7,265,845

Utilities (0.3%)
Electric Utilities (0.3%)
Allegheny Energy, Inc.	32,300	1,187,671

Total Utilities		1,187,671

Total Common Stocks (95.0%) (Cost $ 412,372,149)		368,488,516

CONVERTIBLE PREFERRED STOCK:
Financials (0.2%)
Consumer Finance (0.2%)
SLM Corp.
7.250%	1,390	866,839

Total Convertible Preferred Stocks (0.2%) (Cost $ 1,393,375)		866,839

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (0.3%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$1,180,586	$1,180,586

Time Deposit (4.1%)
JPMorgan Chase Nassau
0.58%, 10/1/08	16,045,297	16,045,297

Total Short-Term Investments (4.4%) (Amortized Cost $ 17,225,883)		17,225,883

Total Investments (99.6%) (Cost/Amortized Cost $ 430,991,407)		386,581,238
Other Assets Less Liabilities (0.4%)		1,521,976

Net Assets (100%)		$388,103,214

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$368,488,516	$18,092,722	$—	$386,581,238
Other Investments*	—	—	—	—

Total	$368,488,516	$18,092,722	$—	$386,581,238

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$118,481,820
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$134,166,857

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,212,984
Aggregate gross unrealized depreciation	(73,547,959)

Net unrealized depreciation	$(45,334,975)

Federal income tax cost of investments	$431,916,213

At September 30, 2008, the Portfolio had loaned securities with a total value of $253,492. This was secured by collateral of $1,180,586 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $68,927,112 of which $15,778,664 expires in the year 2009, $36,146,108 expires in the year 2010, and $17,002,340 expires in the year 2011.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.0%)
Auto Components (0.8%)
Johnson Controls, Inc.	265,500	$8,052,615
WABCO Holdings, Inc.^	106,533	3,786,183

		11,838,798

Diversified Consumer Services (0.4%)
Apollo Group, Inc., Class A*	96,500	5,722,450

Hotels, Restaurants & Leisure (0.6%)
Las Vegas Sands Corp.*^	136,700	4,936,237
Wynn Resorts Ltd.^	46,300	3,779,932

		8,716,169

Household Durables (1.0%)
Jarden Corp.*	462,200	10,838,590
Leggett & Platt, Inc.^	130,200	2,837,058

		13,675,648

Media (2.3%)
Comcast Corp., Class A	298,800	5,865,444
Gannett Co., Inc.^	168,000	2,840,880
Omnicom Group, Inc.	168,800	6,508,928
Time Warner Cable, Inc., Class A*	167,600	4,055,920
Time Warner, Inc.	376,050	4,930,016
Viacom, Inc., Class B*	140,500	3,490,020
Walt Disney Co.	133,600	4,100,184

		31,791,392

Multiline Retail (1.8%)
Nordstrom, Inc.^	221,500	6,383,630
Target Corp.	383,000	18,786,150

		25,169,780

Specialty Retail (1.2%)
Best Buy Co., Inc.	96,500	3,618,750
Urban Outfitters, Inc.*	424,200	13,519,254

		17,138,004

Textiles, Apparel & Luxury Goods (0.9%)
Hanesbrands, Inc.*	412,287	8,967,242
Phillips-Van Heusen Corp.^	83,200	3,154,112

		12,121,354

Total Consumer Discretionary		126,173,595

Consumer Staples (12.0%)
Beverages (4.3%)
Coca-Cola Co.	403,400	21,331,792
PepsiCo, Inc.	543,100	38,706,737

		60,038,529

Food & Staples Retailing (0.8%)
Costco Wholesale Corp.	178,300	11,577,019

Food Products (3.4%)
Campbell Soup Co.	86,600	3,342,760
Kraft Foods, Inc., Class A	689,314	22,575,033
Sara Lee Corp.	1,702,200	21,498,786

		47,416,579

Household Products (1.2%)
Energizer Holdings, Inc.*	63,600	5,122,980
Kimberly-Clark Corp.	170,900	11,081,156

		16,204,136

Personal Products (0.7%)
Bare Escentuals, Inc.*^	376,500	4,092,555
Estee Lauder Cos., Inc., Class A	123,000	$6,138,930

		10,231,485

Tobacco (1.6%)
Altria Group, Inc.	362,172	7,185,493
Philip Morris International, Inc.	320,072	15,395,463

		22,580,956

Total Consumer Staples		168,048,704

Energy (11.0%)
Energy Equipment & Services (2.4%)
Baker Hughes, Inc.	131,000	7,930,740
BJ Services Co.	274,100	5,243,533
Schlumberger Ltd.	169,248	13,216,576
Transocean, Inc.*	42,290	4,645,134
Weatherford International Ltd.*	131,796	3,313,351

		34,349,334

Oil, Gas & Consumable Fuels (8.6%)
Arch Coal, Inc.	56,000	1,841,840
Chevron Corp.	315,912	26,056,422
ConocoPhillips	403,400	29,549,050
EOG Resources, Inc.	124,200	11,110,932
Exxon Mobil Corp.	185,848	14,432,956
Kinder Morgan Management LLC*^	149,920	7,376,064
Marathon Oil Corp.	709,200	28,275,804
Williams Cos., Inc.	82,000	1,939,300

		120,582,368

Total Energy		154,931,702

Financials (12.8%)
Capital Markets (2.9%)
Goldman Sachs Group, Inc.	317,100	40,588,800

Commercial Banks (2.2%)
SunTrust Banks, Inc.^	112,300	5,052,377
Wells Fargo & Co.	672,300	25,231,419

		30,283,796

Diversified Financial Services (3.2%)
JPMorgan Chase & Co.	965,936	45,109,211

Insurance (2.6%)
Aflac, Inc.	297,600	17,484,000
Mercury General Corp.^	123,100	6,739,725
Progressive Corp.	311,900	5,427,060
XL Capital Ltd., Class A	414,200	7,430,748

		37,081,533

Real Estate Investment Trusts (REITs) (0.3%)
Douglas Emmett, Inc. (REIT)^	183,200	4,226,424

Thrifts & Mortgage Finance (1.6%)
Astoria Financial Corp.^	460,600	9,548,238
Hudson City Bancorp, Inc.	692,600	12,778,470

		22,326,708

Total Financials		179,616,472

Health Care (16.9%)
Biotechnology (4.0%)
Celgene Corp.*	469,200	29,690,976
Genentech, Inc.*	73,100	6,482,508
Gilead Sciences, Inc.*	130,000	5,925,400

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
ImClone Systems, Inc.*	236,700	$14,779,548

		56,878,432

Health Care Equipment & Supplies (2.3%)
Baxter International, Inc.	279,400	18,337,022
Medtronic, Inc.	276,300	13,842,630

		32,179,652

Health Care Providers & Services (2.7%)
Aetna, Inc.	304,100	10,981,051
Cardinal Health, Inc.	123,100	6,066,368
DaVita, Inc.*	324,975	18,526,825
Health Net, Inc.*	105,900	2,499,240

		38,073,484

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc.*	89,000	4,895,000

Pharmaceuticals (7.6%)
Abbott Laboratories, Inc.	14,800	852,184
Allergan, Inc.	778,112	40,072,768
AstraZeneca plc (ADR)^	905,700	39,742,116
Forest Laboratories, Inc.*	897,846	25,391,085

		106,058,153

Total Health Care		238,084,721

Industrials (11.2%)
Aerospace & Defense (1.2%)
United Technologies Corp.	273,262	16,412,115

Air Freight & Logistics (3.2%)
FedEx Corp.	158,300	12,512,032
United Parcel Service, Inc., Class B	508,800	31,998,432

		44,510,464

Construction & Engineering (0.9%)
Fluor Corp.	227,800	12,688,460

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	116,600	4,658,170

Industrial Conglomerates (3.4%)
General Electric Co.	1,536,228	39,173,814
Tyco International Ltd.	265,637	9,302,608

		48,476,422

Machinery (2.0%)
Danaher Corp.	170,700	11,846,580
Illinois Tool Works, Inc.	294,300	13,081,635
Parker Hannifin Corp.	50,450	2,673,850

		27,602,065

Professional Services (0.2%)
Monster Worldwide, Inc.*	190,300	2,837,373

Total Industrials		157,185,069

Information Technology (14.7%)
Communications Equipment (3.3%)
Brocade Communications Systems, Inc.*	854,700	4,974,354
Cisco Systems, Inc.*	1,113,687	25,124,779
Polycom, Inc.*^	221,800	5,130,234
QUALCOMM, Inc.	270,600	11,627,682

		46,857,049

Computers & Peripherals (3.1%)
Apple, Inc.*	165,600	18,822,096
Dell, Inc.*	326,850	5,386,488
NetApp, Inc.*	780,700	14,232,161
Seagate Technology	413,200	$5,007,984

		43,448,729

Electronic Equipment, Instruments & Components (2.8%)
Agilent Technologies, Inc.*	278,500	8,260,310
Flextronics International Ltd.*	1,879,800	13,308,984
Jabil Circuit, Inc.	1,826,000	17,420,040

		38,989,334

Internet Software & Services (2.1%)
Google, Inc., Class A*	67,380	26,987,037
Yahoo!, Inc.*	173,400	2,999,820

		29,986,857

IT Services (1.8%)
Affiliated Computer Services, Inc., Class A*	69,800	3,533,974
Cognizant Technology Solutions Corp., Class A*	398,400	9,095,472
Paychex, Inc.	110,000	3,633,300
VeriFone Holdings, Inc.*^	534,100	8,834,014

		25,096,760

Software (1.6%)
Microsoft Corp.	538,752	14,379,291
Oracle Corp.*	402,000	8,164,620

		22,543,911

Total Information Technology		206,922,640

Materials (4.1%)
Chemicals (1.5%)
Celanese Corp., Class A	140,300	3,915,773
Monsanto Co.	50,500	4,998,490
Potash Corp. of Saskatchewan, Inc.	87,200	11,511,272

		20,425,535

Construction Materials (0.8%)
Vulcan Materials Co.^	147,000	10,951,500

Metals & Mining (1.8%)
Allegheny Technologies, Inc.	214,300	6,332,565
Barrick Gold Corp.	241,300	8,865,362
Cleveland-Cliffs, Inc.	81,700	4,325,198
Nucor Corp.	158,800	6,272,600

		25,795,725

Total Materials		57,172,760

Telecommunication Services (3.4%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	539,600	15,065,632
tw telecom, Inc.*	427,800	4,444,842

		19,510,474

Wireless Telecommunication Services (2.0%)
American Tower Corp., Class A*	780,600	28,078,182

Total Telecommunication Services		47,588,656

Utilities (2.3%)
Electric Utilities (0.8%)
Allegheny Energy, Inc.	77,900	2,864,383
Edison International	153,800	6,136,620

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Pinnacle West Capital Corp.	84,700	$2,914,527

		11,915,530

Independent Power Producers & Energy Traders (0.5%)
AES Corp.*	635,400	7,427,826

Multi-Utilities (0.5%)
CMS Energy Corp.^	565,000	7,045,550

Water Utilities (0.5%)
American Water Works Co., Inc.^	295,000	6,342,500

Total Utilities		32,731,406

Total Common Stocks (97.4%) (Cost $1,461,756,981)		1,368,455,725

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.2%)
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	$8,999,223	8,999,223
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	14,340,385	14,340,385
Barton Capital Corp.
6.25%, 10/1/08	1,999,653	1,999,653
Calyon/New York
2.12%, 10/14/08 (l)	4,999,745	4,999,745
Gemini Securitization Corp.
6.50%, 10/1/08	1,999,639	1,999,639
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	2,000,000	2,000,000
Liberty Street Funding Co.
7.25%, 10/1/08	1,999,597	1,999,597
Market Street Funding Corp.
7.50%, 10/1/08	1,999,583	1,999,583
Monumental Global Funding II
2.15%, 3/26/10 (l)	1,000,000	1,000,000
Newport Funding Corp.
6.50%, 10/1/08	1,999,639	1,999,639
Tango Finance Corp.
2.13%, 6/25/09 (l)	1,999,459	1,999,459
Ticonderoga Funding LLC
6.50%, 10/1/08	1,999,639	1,999,639

Total Short-Term Investments of Cash Collateral for Securities Loaned		45,336,562

Time Deposit (2.1%)
JPMorgan Chase Nassau
0.58%, 10/1/08	29,065,217	29,065,217

Total Short-Term Investments (5.3%) (Amortized Cost $ 74,401,779)		74,401,779

Total Investments (102.7%) (Cost/Amortized Cost $ 1,536,158,760)		1,442,857,504
Other Assets Less Liabilities (-2.7%)		(38,275,908)

Net Assets (100%)		$1,404,581,596

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$1,368,455,725	$74,401,779	$—	$1,442,857,504
Other Investments*	—	—	—	—

Total	$1,368,455,725	$74,401,779	$—	$1,442,857,504

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$491,376,089
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$702,907,138

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,826,658
Aggregate gross unrealized depreciation	(219,760,053)

Net unrealized depreciation	$(95,933,395)

Federal income tax cost of investments	$1,538,790,899

At September 30, 2008, the Portfolio had loaned securities with a total value of $48,266,342. This was secured by collateral of $45,336,562 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $2,151,665, which the Portfolio cannot repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.9%)
Consumer Discretionary (0.6%)
Automobiles (0.6%)
Ford Motor Co.
4.250%, 12/15/36	$1,970,000	$1,297,737

Total Consumer Discretionary		1,297,737

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Peabody Energy Corp.
4.750%, 12/15/41	680,000	612,850

Total Energy		612,850

Total Convertible Bonds		1,910,587

Corporate Bonds (91.2%)
Consumer Discretionary (21.5%)
Auto Components (0.9%)
Allison Transmission, Inc.
5.220%, 8/7/14(l)	$540,784	444,795
5.240%, 8/7/14(l)	94,758	77,939
5.560%, 8/7/14(l)	94,758	77,939
Bank Loan
5.570%, 8/7/14(l)	416,935	342,929
ArvinMeritor, Inc.
8.125%, 9/15/15^	615,000	473,550
TRW Automotive, Inc.
7.250%, 3/15/17§	700,000	553,000

		1,970,152

Diversified Consumer Services (0.6%)
Carriage Services, Inc.
7.875%, 1/15/15	915,000	807,487
Service Corp. International
7.375%, 10/1/14	250,000	227,500
6.750%, 4/1/16(l)	445,000	380,475

		1,415,462

Hotels, Restaurants & Leisure (4.4%)
Boyd Gaming Corp.
7.750%, 12/15/12^	660,000	580,800
Caesars Entertainment, Inc.
8.125%, 5/15/11^	375,000	221,250
Harrah’s Operating Co., Inc.
10.750%, 2/1/16§	1,595,000	813,450
Landry’s Restaurants, Inc.
9.500%, 12/15/14	785,000	710,425
Las Vegas Sands Corp.
6.375%, 2/15/15^	665,000	508,725
MGM MIRAGE
6.750%, 9/1/12	400,000	313,000
7.625%, 1/15/17^	2,370,000	1,706,400
Royal Caribbean Cruises Ltd.
7.000%, 6/15/13	755,000	649,300
6.875%, 12/1/13	1,765,000	1,473,775
San Pasqual Casino
8.000%, 9/15/13§	68,000	60,860
Seneca Gaming Corp.
7.250%, 5/1/12	285,000	247,950
Speedway Motorsports, Inc.
6.750%, 6/1/13	1,035,000	972,900
Venetian Macau Bank Loan
4.950%, 4/6/13(l)	$1,850,000	$1,610,656

		9,869,491

Household Durables (0.6%)
American Greetings Corp.
7.375%, 6/1/16	150,000	136,500
Jarden Corp.
7.500%, 5/1/17^	1,400,000	1,165,500

		1,302,000

Leisure Equipment & Products (0.4%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14§	1,145,000	990,425

Media (12.4%)
Allbritton Communications Co.
7.750%, 12/15/12	1,750,000	1,496,250
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13	4,665,000	4,058,550
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.375%, 4/30/14§	1,665,000	1,469,362
Citadel Communications Corp.
4.095%, 6/12/14	169,964	124,074
4.435%, 6/12/14	190,688	139,202
CSC Holdings, Inc., Series B
8.125%, 7/15/09	210,000	207,900
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%, 8/15/10	470,000	414,775
Echostar DBS Corp.
6.375%, 10/1/11	250,000	230,000
7.125%, 2/1/16	1,335,000	1,071,338
Inmarsat Finance plc
7.625%, 6/30/12	575,000	552,000
Intelsat Jackson Holdings Ltd.
11.250%, 6/15/16	3,521,000	3,424,173
Intelsat Subsidiary Holding Co., Ltd.
8.500%, 1/15/13§	4,300,000	3,977,500
8.875%, 1/15/15§	1,710,000	1,564,650
Liberty Media LLC
8.250%, 2/1/30	500,000	337,390
Mediacom Broadband LLC/ Mediacom Broadband Corp.
8.500%, 10/15/15	2,207,000	1,820,775
Mediacom LLC/Mediacom Capital Corp.
9.500%, 1/15/13	190,000	170,050
Nielsen Finance LLC / Nielsen Finance Co.
10.000%, 8/1/14	1,355,000	1,287,250
Quebecor Media, Inc.
7.750%, 3/15/16	1,900,000	1,662,500
Sinclair Television Group, Inc.
8.000%, 3/15/12^	600,000	579,000
Spanish Broadcasting Systems, Inc. Series A
6.300%, 5/3/13(l)	2,100,000	1,638,000
Valassis Communications, Inc.
8.250%, 3/1/15^	1,145,000	790,050
Videotron Ltee
6.875%, 1/15/14	350,000	330,750
9.125%, 4/15/18§	95,000	95,950

		27,441,489

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Multiline Retail (0.2%)
Neiman Marcus Group, Inc.
9.000%, 10/15/15 PIK	$435,000	$364,313

Specialty Retail (0.8%)
AutoNation, Inc.
7.000%, 4/15/14^	2,080,000	1,809,600

Textiles, Apparel & Luxury Goods (1.2%)
Invista
9.250%, 5/1/12§	450,000	442,125
Levi Strauss & Co.
4.739%, 3/27/14(l)	1,225,000	943,250
Perry Ellis International, Inc. Series B
8.875%, 9/15/13	680,000	598,400
Phillips-Van Heusen Corp.
7.250%, 2/15/11	450,000	442,125
8.125%, 5/1/13	125,000	124,687

		2,550,587

Total Consumer Discretionary		47,713,519

Consumer Staples (4.9%)
Beverages (1.1%)
Constellation Brands, Inc.
7.250%, 9/1/16	395,000	363,400
Series B
8.125%, 1/15/12^	2,060,000	1,998,200

		2,361,600

Food & Staples Retailing (2.4%)
Ingles Markets, Inc.
8.875%, 12/1/11	1,855,000	1,859,638
New Albertsons, Inc.
7.450%, 8/1/29	215,000	191,227
Pantry, Inc.
7.750%, 2/15/14	715,000	552,337
Stater Brothers Holdings, Inc.
8.125%, 6/15/12	1,200,000	1,176,000
SUPERVALU, Inc.
7.500%, 11/15/14	1,605,000	1,556,850

		5,336,052

Food Products (0.7%)
Smithfield Foods, Inc.
7.750%, 7/1/17	946,000	742,610
Series B
7.750%, 5/15/13	1,095,000	919,800

		1,662,410

Household Products (0.6%)
Central Garden & Pet Co.
9.125%, 2/1/13^	1,735,000	1,335,950

Personal Products (0.1%)
Elizabeth Arden, Inc.
7.750%, 1/15/14	215,000	195,650

Total Consumer Staples		10,891,662

Energy (12.4%)
Energy Equipment & Services (3.1%)
Ashmore Energy International Ltd.
5.801%, 3/30/14(l)	2,326,564	2,117,173
Complete Production Services, Inc.
8.000%, 12/15/16	2,210,000	2,099,500
Dresser-Rand Group, Inc.
8.557%, 5/14/15	850,000	790,500
Key Energy Services, Inc.
8.375%, 12/1/14§	$1,930,000	$1,852,800

		6,859,973

Oil, Gas & Consumable Fuels (9.3%)
Atlas Pipeline Partners LP
8.125%, 12/15/15^	882,000	811,440
8.750%, 6/15/18§	1,030,000	968,200
Chesapeake Energy Corp.
6.375%, 6/15/15	300,000	267,750
6.625%, 1/15/16	1,095,000	982,762
Compton Petroleum Finance Corp.
7.625%, 12/1/13	2,120,000	1,860,300
Denbury Resources, Inc.
7.500%, 12/15/15	470,000	432,400
El Paso Corp.
7.250%, 6/1/18^	1,435,000	1,334,550
Forest Oil Corp.
7.250%, 6/15/19	135,000	115,425
Foundation PA Coal Co.
7.250%, 8/1/14	1,265,000	1,220,725
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	1,220,000	1,067,500
8.250%, 3/1/16	335,000	308,200
Kinder Morgan Finance Co. ULC
5.700%, 1/5/16	1,810,000	1,556,600
OPTI Canada, Inc.
7.875%, 12/15/14	1,410,000	1,247,850
8.250%, 12/15/14	735,000	657,825
Plains Exploration & Production Co.
7.000%, 3/15/17	580,000	504,600
Sabine Pass LNG LP
7.250%, 11/30/13	350,000	276,500
7.500%, 11/30/16	2,190,000	1,708,200
Targa Resources Inc.
8.500%, 11/1/13	2,015,000	1,783,275
Targa Resources Partners LP
8.250%, 7/1/16§	1,035,000	890,100
Teekay Corp.
8.875%, 7/15/11	525,000	530,250
Transcontinental Gas Pipe Line Corp. Series B
7.000%, 8/15/11	650,000	665,522
Williams Cos., Inc.
7.750%, 6/15/31	1,240,000	1,158,867
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	475,000	441,750

		20,790,591

Total Energy		27,650,564

Financials (7.5%)
Capital Markets (0.5%)
Nuveen Investments, Inc.
10.500%, 11/15/15§	1,625,000	1,251,250

Consumer Finance (3.6%)
American Express Credit Corp. Series C
7.300%, 8/20/13	465,000	448,505
Ford Motor Credit Co. LLC
7.875%, 6/15/10	7,940,000	6,060,816
9.875%, 8/10/11	2,042,000	1,408,753

		7,918,074

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Financial Services (2.9%)
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co.
8.875%, 4/1/15 PIK	$825,000	$746,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.125%, 2/15/13	200,000	153,000
JPMorgan Chase & Co.
7.900%, 4/29/49	705,000	593,526
KAR Holdings, Inc.
8.750%, 5/1/14	1,490,000	1,214,350
NSG Holdings LLC/NSG Holdings, Inc.
7.750%, 12/15/25§	635,000	603,250
Rainbow National Services LLC
8.750%, 9/1/12§	545,000	545,000
10.375%, 9/1/14§	680,000	693,600
Regency Energy Partners LP/ Regency Energy Finance Corp.
8.375%, 12/15/13	2,192,000	1,972,800

		6,522,151

Real Estate Investment Trusts (REITs) (0.5%)
Felcor Lodging LP
8.500%, 6/1/11	664,000	574,360
Ventas Realty LP/Ventas Capital Corp.
7.125%, 6/1/15	520,000	516,100

		1,090,460

Total Financials		16,781,935

Health Care (8.4%)
Health Care Equipment & Supplies (2.4%)
Advanced Medical Optics, Inc.
7.500%, 5/1/17	755,000	656,850
Bausch & Lomb, Inc.
9.875%, 11/1/15§	3,045,000	2,892,750
Boston Scientific Corp.
6.400%, 6/15/16	1,920,000	1,824,000

		5,373,600

Health Care Providers & Services (6.0%)
Community Health Systems, Inc.
8.875%, 7/15/15	1,805,000	1,714,750
Term Loan
0.000%, 12/31/49(l)	66,792	58,442
4.719%, 12/31/49(l)	315,025	275,647
5.060%, 12/31/49(l)	990,109	866,346
HCA, Inc.
6.950%, 5/1/12	1,179,000	1,090,575
6.300%, 10/1/12	1,215,000	1,047,937
6.750%, 7/15/13	4,000,000	3,360,000
9.625%, 11/15/16 PIK	1,640,000	1,558,000
Tenet Healthcare Corp.
9.250%, 2/1/15^	3,400,000	3,213,000

		13,184,697

Life Sciences Tools & Services (0.0%)
Fisher Scientific International, Inc.
6.125%, 7/1/15	75,000	72,389

Total Health Care		18,630,686

Industrials (7.3%)
Aerospace & Defense (1.7%)
Bombardier, Inc.
6.750%, 5/1/12§	520,000	499,200
DRS Technologies, Inc.
6.625%, 2/1/16	750,000	757,500
Esterline Technologies Corp.
7.750%, 6/15/13	$1,365,000	$1,337,700
L-3 Communications Corp.
6.125%, 7/15/13	75,000	69,750
Moog, Inc.
6.250%, 1/15/15	450,000	416,250
TransDigm, Inc.
7.750%, 7/15/14	665,000	625,100

		3,705,500

Commercial Services & Supplies (2.3%)
Allied Waste North America, Inc.
7.250%, 3/15/15	625,000	598,437
ARAMARK Corp.
8.500%, 2/1/15^	1,945,000	1,828,300
Browing-Ferris Industries, Inc.
7.400%, 9/15/35	723,000	636,240
Corrections Corp. of America
7.500%, 5/1/11	195,000	194,269
6.750%, 1/31/14	375,000	352,500
DI Finance LLC/DynCorp International, Series B
9.500%, 2/15/13	1,451,000	1,421,980

		5,031,726

Electrical Equipment (0.6%)
Baldor Electric Co.
8.625%, 2/15/17	1,125,000	1,074,375
General Cable Corp.
7.125%, 4/1/17	250,000	225,000
Thomas & Betts Corp.
7.250%, 6/1/13	120,000	122,484

		1,421,859

Industrial Conglomerates (0.6%)
Sally Holdings LLC
9.250%, 11/15/14^	1,340,000	1,262,950

Machinery (0.7%)
Douglas Dynamics LLC
7.750%, 1/15/12§	350,000	287,000
Terex Corp.
8.000%, 11/15/17	1,365,000	1,242,150

		1,529,150

Road & Rail (1.4%)
Hertz Corp.
8.875%, 1/1/14	1,350,000	1,164,375
United Rentals North America, Inc.
6.500%, 2/15/12	2,475,000	2,066,625

		3,231,000

Total Industrials		16,182,185

Information Technology (1.2%)
IT Services (1.0%)
SunGard Data Systems, Inc.
9.125%, 8/15/13	2,041,000	1,836,900
4.875%, 1/15/14	495,000	420,750

		2,257,650

Semiconductors & Semiconductor Equipment (0.2%)
Sensata Technologies B.V.
8.000%, 5/1/14	455,000	384,475

Total Information Technology		2,642,125

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (8.8%)
Chemicals (0.8%)
Airgas, Inc.
6.250%, 7/15/14	$340,000	$319,600
Mosaic Co.
7.625%, 12/1/16§	1,200,000	1,226,071
Nalco Co.
7.750%, 11/15/11	315,000	308,700

		1,854,371

Construction Materials (0.8%)
Texas Industries, Inc.
7.250%, 7/15/13§	345,000	300,150
7.250%, 7/15/13	1,275,000	1,109,250
U.S. Concrete, Inc.
8.375%, 4/1/14	560,000	436,800

		1,846,200

Containers & Packaging (0.5%)
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/15	1,165,000	1,135,875

Metals & Mining (4.9%)
AK Steel Corp.
7.750%, 6/15/12	860,000	825,600
Arch Western Finance LLC
6.750%, 7/1/13	1,630,000	1,532,200
California Steel Industries, Inc.
6.125%, 3/15/14	1,750,000	1,430,625
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	195,000	191,588
8.375%, 4/1/17	3,865,000	3,807,025
Novelis, Inc.
7.250%, 2/15/15	1,595,000	1,387,650
Steel Dynamics, Inc.
7.375%, 11/1/12	805,000	736,575
6.750%, 4/1/15	1,080,000	928,800

		10,840,063

Paper & Forest Products (1.8%)
Domtar Corp.
7.875%, 10/15/11	1,650,000	1,641,750
Georgia-Pacific LLC
8.125%, 5/15/11	1,375,000	1,361,250
9.500%, 12/1/11	455,000	450,450
Newark Group, Inc.
9.750%, 3/15/14	1,150,000	402,500

		3,855,950

Total Materials		19,532,459

Telecommunication Services (8.1%)
Diversified Telecommunication Services (7.1%)
Frontier Communications Corp.
6.250%, 1/15/13	1,460,000	1,366,925
9.000%, 8/15/31	1,755,000	1,342,575
Level 3 Financing, Inc.
9.250%, 11/1/14	1,640,000	1,238,200
Qwest Corp.
8.875%, 3/15/12	1,190,000	1,166,200
Sprint Capital Corp.
8.375%, 3/15/12	4,535,000	4,081,500
6.900%, 5/1/19	2,365,000	1,832,875
Telesat Canada Corp. Bank Loan
5.670%, 10/15/14(l)	$189,380	$169,021
5.800%, 10/15/14(l)	1,441,516	1,286,553
5.810%, 10/15/14(l)	260,206	232,234
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14	2,225,000	2,058,125
Verizon Communications, Inc.
4.350%, 2/15/13	20,000	18,656
West Corp.
11.000%, 10/15/16^	460,000	331,200
Windstream Corp.
8.625%, 8/1/16	725,000	668,812

		15,792,876

Wireless Telecommunication Services (1.0%)
Cricket Communications, Inc.
9.375%, 11/1/14	1,380,000	1,283,400
Nextel Communications, Inc. Series D
7.375%, 8/1/15	630,000	415,800
Series E
6.875%, 10/31/13	710,000	482,800

		2,182,000

Total Telecommunication Services		17,974,876

Utilities (11.1%)
Electric Utilities (3.7%)
Boston Generating LLC
5.051%, 12/21/13(l)	1,746,557	1,379,157
Edison Mission Energy
7.500%, 6/15/13	200,000	192,000
Intergen N.V.
9.000%, 6/30/17§	3,910,000	3,910,000
Tenaska Alabama Partners LP
7.000%, 6/30/21§	611,698	551,382
Texas Competitive Electric Holdings Co. LLC
5.989%, 10/31/14(l)	384,608	323,797
6.169%, 10/31/14(l)	25,600	21,549
6.234%, 10/31/14(l)	1,496,842	1,259,752
6.303%, 10/31/14(l)	633,750	533,670

		8,171,307

Gas Utilities (1.0%)
AmeriGas Partners LP
7.250%, 5/20/15	690,000	627,900
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	850,000	760,750
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%, 12/15/13	980,000	867,300

		2,255,950

Independent Power Producers & Energy Traders (6.4%)
AES Corp.
8.750%, 5/15/13§	125,000	125,625
8.000%, 10/15/17	2,430,000	2,193,075
Dynegy Holdings, Inc.
8.375%, 5/1/16	1,955,000	1,700,850
7.750%, 6/1/19	2,555,000	2,044,000
Energy Future Holdings Corp.
10.875%, 11/1/17§	4,615,000	4,165,037
Mirant North America LLC
7.375%, 12/31/13	1,020,000	958,800

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
NRG Energy, Inc.
7.375%, 2/1/16	$35,000	$31,500
7.375%, 1/15/17	1,940,000	1,765,400
Reliant Energy, Inc.
7.875%, 6/15/17	1,710,000	1,265,400

		14,249,687

Total Utilities		24,676,944

Total Corporate Bonds		202,676,955

Total Long-Term Debt Securities (92.1%) (Cost $226,905,465)		204,587,542

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.2%)
Diversified Financial Services (0.2%)
Leucadia National Corp.^	7,818	355,250

Total Financials		355,250

Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc.*†	4,056	—

Total Information Technology		—

Total Common Stocks (0.2%) (Cost $1,114,532)		355,250

	Number of Warrants	Value (Note 1)
WARRANT:
Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
Charles River Laboratories International, Inc., expiring 10/1/09*† (Cost $—)	250	95,596

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.5%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$6,819,527	6,819,527
BBVA Senior Finance S.A.
2.87%, 3/12/10 (l)	1,000,000	1,000,000
Beta Finance, Inc.
2.13%, 2/17/09 (l)	1,999,642	1,999,642
Gemini Securitization Corp.
6.50%, 10/1/08	499,910	499,910
General Electric Capital Corp.
2.15%, 3/12/10 (l)	2,000,000	2,000,000
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	2,000,000	2,000,000
Liberty Street Funding Co.
7.25%, 10/1/08	499,899	499,899
Market Street Funding Corp.
7.50%, 10/1/08	499,896	499,896
Monumental Global Funding II
2.15%, 3/26/10 (l)	1,000,000	1,000,000
Ticonderoga Funding LLC
6.50%, 10/1/08	$499,910	$499,910

Total Short-Term Investments of Cash Collateral for Securities Loaned		16,818,784

Time Deposit (4.5%)
JPMorgan Chase Nassau
0.58%, 10/1/08	9,977,758	9,977,758

Total Short-Term Investments (12.0%) (Amortized Cost $26,796,542)		26,796,542

Total Investments (104.3%) (Cost/Amortized Cost $254,816,539)		231,834,930
Other Assets Less Liabilities (-4.3%)		(9,620,312)

Net Assets (100%)		$222,214,618

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $95,596 or 0.0% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2008, the market value of these securities amounted to $30,728,737 or 13.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

PIK — Payment-in Kind Security

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$355,250	$231,384,084	$95,596	$231,834,930
Other Investments*	—	—	—	—

Total	$355,250	$231,384,084	$95,596	$231,834,930

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$115,174	$—
Total gains or losses (realized/unrealized) included in earnings	(19,578)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 9/30/08	$95,596	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(19,579)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$149,737,718
Long-term U.S. Treasury securities	3,419,847

$153,157,565

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$133,476,320
Long-term U.S. Treasury securities	8,027,834

$141,504,154

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,138
Aggregate gross unrealized depreciation	(23,606,034)

Net unrealized depreciation	$(23,510,896)

Federal income tax cost of investments	$255,345,826

At September 30, 2008, the Portfolio had loaned securities with a total value of $16,242,247. This was secured by collateral of $16,818,784 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $350, which the Portfolio cannot repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $24,465,989 of which $4,139,621 expires in the year 2008, $6,348,144 expires in the year 2009, $10,736,475 expires in the year 2010, $2,157,878 expires in the year 2011, $35,502 expires in the year 2014, and $1,048,369 expires in the year 2015.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Automobiles (0.9%)
Harley-Davidson, Inc.	287,620	$10,728,226

Diversified Consumer Services (1.3%)
H&R Block, Inc.	668,290	15,203,598

Household Durables (0.3%)
Garmin Ltd.*^	54,930	1,864,324
Hunter Douglas N.V.	36,089	1,485,931

		3,350,255

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	54,430	3,960,327
Liberty Media Corp., Interactive, Class A*	187,690	2,423,078

		6,383,405

Media (5.5%)
Comcast Corp., Special Class A	1,405,005	27,706,699
Grupo Televisa S.A. (ADR)	622,000	13,603,140
Lagardere SCA	34,900	1,577,178
Liberty Media Corp., Capital Series, Class A*	37,510	501,884
Liberty Media Corp., Entertainment
Series, Class A*	142,040	3,546,739
News Corp., Class A	1,036,100	12,422,839
WPP Group plc (ADR)	159,720	6,500,604

		65,859,083

Multiline Retail (0.4%)
Sears Holdings Corp.*^	45,700	4,272,950

Specialty Retail (1.9%)
Bed Bath & Beyond, Inc.*	379,120	11,908,159
CarMax, Inc.*^	192,960	2,701,440
Lowe’s Cos., Inc.	197,680	4,683,039
Staples, Inc.	122,900	2,765,250

		22,057,888

Textiles, Apparel & Luxury Goods (0.2%)
Compagnie Financiere
Richemont S.A., Class A	40,800	1,812,100

Total Consumer Discretionary		129,667,505

Consumer Staples (14.4%)
Beverages (2.2%)
Diageo plc (ADR)	238,170	16,400,387
Heineken Holding N.V.	245,097	9,728,732

		26,129,119

Food & Staples Retailing (6.0%)
Costco Wholesale Corp.	790,700	51,340,150
CVS Caremark Corp.	514,256	17,309,857
Whole Foods Market, Inc.^	93,400	$1,870,802

		70,520,809

Food Products (0.2%)
Hershey Co.	71,330	2,820,388

Household Products (1.6%)
Procter & Gamble Co.	268,250	18,694,343

Personal Products (0.4%)
Avon Products, Inc.	103,730	4,312,056

Tobacco (4.0%)
Altria Group, Inc.	693,280	13,754,675
Philip Morris International, Inc.	689,280	33,154,368

		46,909,043

Total Consumer Staples		169,385,758

Energy (16.1%)
Energy Equipment & Services (0.9%)
Transocean, Inc.*	92,119	10,118,351

Oil, Gas & Consumable Fuels (15.2%)
Canadian Natural Resources Ltd.	347,270	23,774,104
China Coal Energy Co., Class H	3,278,600	3,409,247
ConocoPhillips	678,500	49,700,126
Devon Energy Corp.	435,700	39,735,840
EOG Resources, Inc.	347,830	31,116,872
Occidental Petroleum Corp.	409,640	28,859,138
OGX Petroleo e Gas
Participacoes S.A.*	3,800	772,820

		177,368,147

Total Energy		187,486,498

Financials (31.7%)
Capital Markets (6.0%)
Ameriprise Financial, Inc.	171,450	6,549,390
Bank of New York Mellon Corp.	815,570	26,571,271
E*TRADE Financial Corp.*	267,700	749,560
Goldman Sachs Group, Inc.	34,080	4,362,240
Merrill Lynch & Co., Inc.	961,264	24,319,979
Merrill Lynch & Co., Inc. (Private Placement)(b)†	150,200	3,284,012
Morgan Stanley	42,100	968,300
State Street Corp.	61,080	3,474,230

		70,278,982

Commercial Banks (3.3%)
Toronto-Dominion Bank	100,896	6,153,647
Wachovia Corp.	267,692	936,922
Wells Fargo & Co.	839,270	31,497,803

		38,588,372

Consumer Finance (3.6%)
American Express Co.	1,174,505	41,612,712
Discover Financial Services	88,930	1,229,013

		42,841,725

Diversified Financial Services (6.3%)
Citigroup, Inc.	327,880	6,724,819
JPMorgan Chase & Co.	1,224,300	57,174,810
Moody’s Corp.^	272,020	9,248,680

		73,148,309

Insurance (11.9%)
Ambac Financial Group, Inc.^	295,968	689,605
American International Group, Inc.	984,900	3,279,717

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Aon Corp.	259,360	$11,660,826
Berkshire Hathaway, Inc., Class B*	10,783	47,391,284
Everest Reinsurance Group Ltd.	17,300	1,496,969
Loews Corp.	668,796	26,410,753
Markel Corp.*	2,547	895,271
MBIA, Inc.^	102,000	1,213,800
Nipponkoa Insurance Co., Ltd.	578,400	3,261,243
Principal Financial Group, Inc.	79,050	3,437,885
Progressive Corp.	1,169,629	20,351,545
Sun Life Financial, Inc.	45,070	1,594,126
Tokio Marine Holdings, Inc.	193,600	7,025,433
Transatlantic Holdings, Inc.	191,568	10,411,721

		139,120,178

Real Estate Management & Development (0.6%)
Brookfield Asset Management, Inc., Class A	161,600	4,434,304
Hang Lung Group Ltd.	950,000	3,011,458

		7,445,762

Total Financials		371,423,328

Health Care (4.7%)
Health Care Equipment & Supplies (0.9%)
Covidien Ltd.	202,052	10,862,316

Health Care Providers & Services (2.9%)
Cardinal Health, Inc.	153,960	7,587,149
Express Scripts, Inc.*	185,000	13,656,699
UnitedHealth Group, Inc.	480,300	12,194,817

		33,438,665

Pharmaceuticals (0.9%)
Johnson & Johnson	91,200	6,318,336
Schering-Plough Corp.	248,400	4,587,948

		10,906,284

Total Health Care		55,207,265

Industrials (4.1%)
Air Freight & Logistics (0.6%)
Toll Holdings Ltd.	209,415	1,173,761
United Parcel Service, Inc., Class B	86,080	5,413,571

		6,587,332

Airlines (0.0%)
Virgin Blue Holdings Ltd.	192,415	49,683

Commercial Services & Supplies (1.2%)
Iron Mountain, Inc.*	586,633	14,319,712

Electrical Equipment (0.1%)
ABB Ltd. (ADR)	40,600	787,640

Industrial Conglomerates (1.0%)
Siemens AG (Registered)	53,400	5,011,824
Tyco International Ltd.	193,812	6,787,296

		11,799,120

Machinery (0.1%)
PACCAR, Inc.	19,775	755,207

Marine (0.5%)
China Shipping Development Co., Ltd., Class H	1,596,000	2,108,615
Kuehne & Nagel International AG (Registered)	56,151	$3,744,015

		5,852,630

Road & Rail (0.0%)
Asciano Group	136,900	357,083

Transportation Infrastructure (0.6%)
China Merchants Holdings International Co., Ltd.	1,904,608	6,125,353
COSCO Pacific Ltd.	1,104,900	1,265,868

		7,391,221

Total Industrials		47,899,628

Information Technology (8.3%)
Communications Equipment (0.6%)
Cisco Systems, Inc.*	298,650	6,737,544

Computers & Peripherals (1.7%)
Dell, Inc.*	462,160	7,616,397
Hewlett-Packard Co.	260,880	12,063,091

		19,679,488

Electronic Equipment, Instruments & Components (1.5%)
Agilent Technologies, Inc.*	400,852	11,889,271
Tyco Electronics Ltd.	201,852	5,583,226

		17,472,497

Internet Software & Services (1.0%)
eBay, Inc.*	122,400	2,739,312
Google, Inc., Class A*	23,440	9,388,189

		12,127,501

IT Services (0.2%)
Visa, Inc., Class A	31,820	1,953,430

Semiconductors & Semiconductor Equipment (1.2%)
Texas Instruments, Inc.	649,800	13,970,700

Software (2.1%)
Microsoft Corp.	956,200	25,520,977

Total Information Technology		97,462,137

Materials (3.5%)
Construction Materials (1.0%)
Martin Marietta Materials, Inc.	14,520	1,625,950
Vulcan Materials Co.^	134,706	10,035,597

		11,661,547

Containers & Packaging (1.5%)
Sealed Air Corp.	827,522	18,197,209

Metals & Mining (0.6%)
BHP Billiton plc	141,450	3,199,658

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Rio Tinto plc	59,730	$3,716,448

		6,916,106

Paper & Forest Products (0.4%)
Sino-Forest Corp.*	380,600	4,795,721

Total Materials		41,570,583

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp.	693,500	4,230,350

Total Telecommunication Services		4,230,350

Utilities (0.3%)
Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	349,900	4,090,331

Total Utilities		4,090,331

Total Common Stocks (94.5%) (Cost $1,311,548,742)		1,108,423,383

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Materials (0.1%)
Paper & Forest Products (0.1%)
Sino-Forest Corp.
5.000%, 8/1/13(b)§	$1,664,000	1,505,920

Total Materials		1,505,920

Total Convertible Bonds		1,505,920

Total Long-Term Debt Securities (0.1%) (Cost $1,664,000)		1,505,920

SHORT-TERM INVESTMENTS:
Commercial Paper (5.3%)
Goldman Sachs Group, Inc.
1.75%, 10/1/08	$35,606,000	35,604,269
Intesa Funding LLC
4.24%, 10/3/08 (n)	27,692,000	27,682,216

Total Commercial Paper		63,286,485

Short-Term Investments of Cash Collateral for Securities Loaned (1.8%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	15,512,200	15,512,200
Gemini Securitization Corp.
6.50%, 10/1/08	999,819	999,819
Liberty Street Funding Co.
7.25%, 10/1/08	999,799	999,799
Market Street Funding Corp.
7.50%, 10/1/08	999,792	999,792
Newport Funding Corp.
6.50%, 10/1/08	999,819	999,819
Ticonderoga Funding LLC
6.50%, 10/1/08	999,819	999,819

Total Short-Term Investments of Cash Collateral for Securities Loaned		20,511,248

Time Deposit (0.0%)
JPMorgan Chase Nassau
0.58%, 10/1/08	$1,017	$1,017

Total Short-Term Investments (7.1%) (Cost/Amortized Cost $83,803,742)		83,798,750

Total Investments (101.7%) (Cost/Amortized Cost $1,397,016,484)		1,193,728,053
Other Assets Less Liabilities (-1.7%)		(19,551,681)

Net Assets (100%)		$1,174,176,372

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $3,284,012 or 0.3% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2008, the market value of these securities amounted to $1,505,920 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$1,047,075,741	$143,368,300	$3,284,012	$1,193,728,053
Other Investments*	—	—	—	—

Total	$1,047,075,741	$143,368,300	$3,284,012	$1,193,728,053

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$6,967,816	$—
Total gains or losses (realized/unrealized) included in earnings	(3,683,804)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 9/30/08	$3,284,012	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(3,683,804)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$920,606,381
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$86,640,741

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,751,599
Aggregate gross unrealized depreciation	(224,387,574)

Net unrealized depreciation	$(203,635,975)

Federal income tax cost of investments	$1,397,364,028

At September 30, 2008, the Portfolio had loaned securities with a total value of $20,665,228. This was secured by collateral of $20,511,248 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $12,966 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.5%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	67,550	$1,034,191
Johnson Controls, Inc.	166,500	5,049,945

		6,084,136

Automobiles (0.3%)
Ford Motor Co.*^	634,283	3,298,272
General Motors Corp.^	158,750	1,500,187
Harley-Davidson, Inc.^	66,050	2,463,665

		7,262,124

Distributors (0.1%)
Genuine Parts Co.	45,400	1,825,534

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	29,850	1,770,105
H&R Block, Inc.	91,950	2,091,862

		3,861,967

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	122,600	4,333,910
Darden Restaurants, Inc.	39,350	1,126,591
International Game Technology	86,800	1,491,224
Marriott International, Inc., Class A	82,850	2,161,556
McDonald’s Corp.	315,500	19,466,350
Starbucks Corp.*^	204,900	3,046,863
Starwood Hotels & Resorts Worldwide, Inc.	52,300	1,471,722
Wyndham Worldwide Corp.^	49,745	781,494
Yum! Brands, Inc.	131,480	4,287,563

		38,167,273

Household Durables (0.5%)
Black & Decker Corp.^	16,850	1,023,638
Centex Corp.^	34,600	560,520
D.R. Horton, Inc.^	77,250	1,005,795
Fortune Brands, Inc.	42,050	2,411,988
Harman International Industries, Inc.^	16,400	558,748
KB Home^	21,050	414,264
Leggett & Platt, Inc.	45,050	981,639
Lennar Corp., Class A^	39,600	601,524
Newell Rubbermaid, Inc.	77,676	1,340,688
Pulte Homes, Inc.^	59,900	836,803
Snap-On, Inc.^	16,100	847,826
Stanley Works	22,050	920,367
Whirlpool Corp.^	20,866	1,654,465

		13,158,265

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	89,650	6,522,934
Expedia, Inc.*	58,619	885,733

		7,408,667

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.^	80,800	1,242,704
Hasbro, Inc.	35,208	1,222,422
Mattel, Inc.	101,050	1,822,942

		4,288,068

Media (2.6%)
CBS Corp., Class B	190,700	2,780,406
Comcast Corp., Class A	818,550	16,068,137
DIRECTV Group, Inc.*	161,910	4,237,185
Gannett Co., Inc.^	63,950	1,081,394
Interpublic Group of Cos., Inc.*	133,626	1,035,601
McGraw-Hill Cos., Inc.	89,100	2,816,451
Meredith Corp.^	10,150	$284,606
New York Times Co., Class A^	32,650	466,569
News Corp., Class A	644,000	7,721,560
Omnicom Group, Inc.	89,400	3,447,264
Scripps Networks Interactive, Inc., Class A	25,161	913,596
Time Warner, Inc.	1,005,000	13,175,550
Viacom, Inc., Class B*	174,100	4,324,644
Walt Disney Co.	526,400	16,155,216
Washington Post Co., Class B^	1,750	974,330

		75,482,509

Multiline Retail (0.8%)
Big Lots, Inc.*^	22,950	638,698
Dillard’s, Inc., Class A^	16,050	189,390
Family Dollar Stores, Inc.	39,150	927,855
J.C. Penney Co., Inc.	62,250	2,075,415
Kohl’s Corp.*	85,400	3,935,232
Macy’s, Inc.	117,972	2,121,137
Nordstrom, Inc.^	44,700	1,288,254
Sears Holdings Corp.*^	15,962	1,492,447
Target Corp.	211,700	10,383,885

		23,052,313

Specialty Retail (1.7%)
Abercrombie & Fitch Co., Class A	24,434	963,921
AutoNation, Inc.*^	30,139	338,762
AutoZone, Inc.*	11,800	1,455,412
Bed Bath & Beyond, Inc.*	73,050	2,294,500
Best Buy Co., Inc.	94,775	3,554,062
GameStop Corp., Class A*	45,813	1,567,263
Gap, Inc.	131,675	2,341,182
Home Depot, Inc.^	476,408	12,334,203
Limited Brands, Inc.	80,007	1,385,721
Lowe’s Cos., Inc.	411,150	9,740,144
Office Depot, Inc.*^	77,050	448,431
RadioShack Corp.^	36,750	635,040
Sherwin-Williams Co.^	27,650	1,580,474
Staples, Inc.	199,425	4,487,063
Tiffany & Co.^	34,800	1,236,096
TJX Cos., Inc.	117,600	3,589,152

		47,951,426

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.*	94,450	2,365,028
Jones Apparel Group, Inc.	23,350	432,208
Liz Claiborne, Inc.	26,500	435,395
NIKE, Inc., Class B	110,050	7,362,345
Polo Ralph Lauren Corp.^	15,950	1,062,908
VF Corp.	24,500	1,894,095

		13,551,979

Total Consumer Discretionary		242,094,261

Consumer Staples (12.2%)
Beverages (2.8%)
Anheuser-Busch Cos., Inc.	201,700	13,086,296
Brown-Forman Corp., Class B^	22,000	1,579,820
Coca-Cola Co.	557,700	29,491,176
Coca-Cola Enterprises, Inc.	88,950	1,491,691
Constellation Brands, Inc., Class A*^	54,350	1,166,351
Molson Coors Brewing Co., Class B	42,300	1,977,525
Pepsi Bottling Group, Inc.	38,300	1,117,211

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	439,210	$31,302,497

		81,212,567

Food & Staples Retailing (2.9%)
Costco Wholesale Corp.	121,950	7,918,214
CVS Caremark Corp.	402,545	13,549,665
Kroger Co.	183,700	5,048,076
Safeway, Inc.	122,050	2,895,026
SUPERVALU, Inc.	59,579	1,292,864
SYSCO Corp.	168,900	5,207,187
Walgreen Co.	277,650	8,596,044
Wal-Mart Stores, Inc.	629,100	37,676,799
Whole Foods Market, Inc.^	39,350	788,180

		82,972,055

Food Products (1.8%)
Archer-Daniels-Midland Co.^	180,716	3,959,487
Campbell Soup Co.	59,400	2,292,840
ConAgra Foods, Inc.	127,050	2,472,393
Dean Foods Co.*	42,660	996,538
General Mills, Inc.	94,350	6,483,732
H.J. Heinz Co.	87,600	4,377,372
Hershey Co.	46,500	1,838,610
Kellogg Co.	70,300	3,943,830
Kraft Foods, Inc., Class A	425,831	13,945,965
McCormick & Co., Inc. (Non-Voting)	36,200	1,391,890
Sara Lee Corp.	198,100	2,502,003
Tyson Foods, Inc., Class A	84,150	1,004,751
Wm. Wrigley Jr. Co.	60,425	4,797,745

		50,007,156

Household Products (2.8%)
Clorox Co.^	38,750	2,429,238
Colgate-Palmolive Co.	141,900	10,692,165
Kimberly-Clark Corp.	116,494	7,553,471
Procter & Gamble Co.	851,260	59,324,309

		79,999,183

Personal Products (0.2%)
Avon Products, Inc.	119,450	4,965,537
Estee Lauder Cos., Inc., Class A^	32,200	1,607,102

		6,572,639

Tobacco (1.7%)
Altria Group, Inc.	577,800	11,463,552
Lorillard, Inc.^	48,774	3,470,270
Philip Morris International, Inc.	578,200	27,811,420
Reynolds American, Inc.	47,700	2,319,174
UST, Inc.	41,450	2,758,083

		47,822,499

Total Consumer Staples		348,586,099

Energy (13.4%)
Energy Equipment & Services (2.7%)
Baker Hughes, Inc.	86,510	5,237,315
BJ Services Co.	82,500	1,578,225
Cameron International Corp.*	61,024	2,351,865
ENSCO International, Inc.	40,250	2,319,608
Halliburton Co.	245,950	7,966,321
Nabors Industries Ltd.*	78,500	1,956,220
National Oilwell Varco, Inc.*	117,097	5,881,782
Noble Corp.	75,500	3,314,450
Rowan Cos., Inc.	31,700	968,435
Schlumberger Ltd.	336,500	26,277,285
Smith International, Inc.^	60,560	3,551,238
Transocean, Inc.*	89,517	9,832,547
Weatherford International Ltd.*	190,900	$4,799,226

		76,034,517

Oil, Gas & Consumable Fuels (10.7%)
Anadarko Petroleum Corp.	131,394	6,373,923
Apache Corp.	93,830	9,784,592
Cabot Oil & Gas Corp.	28,984	1,047,482
Chesapeake Energy Corp.	146,200	5,242,732
Chevron Corp.	576,334	47,536,028
ConocoPhillips	426,384	31,232,628
Consol Energy, Inc.	51,400	2,358,746
Devon Energy Corp.	124,000	11,308,800
El Paso Corp.	196,696	2,509,841
EOG Resources, Inc.	69,800	6,244,308
Exxon Mobil Corp.	1,457,110	113,159,163
Hess Corp.	79,450	6,521,256
Marathon Oil Corp.	197,914	7,890,831
Massey Energy Co.	23,706	845,593
Murphy Oil Corp.	53,400	3,425,076
Noble Energy, Inc.	48,453	2,693,502
Occidental Petroleum Corp.	229,200	16,147,140
Peabody Energy Corp.^	76,250	3,431,250
Pioneer Natural Resources Co.^	33,529	1,752,896
Range Resources Corp.	43,469	1,863,516
Southwestern Energy Co.*	96,243	2,939,261
Spectra Energy Corp.	172,456	4,104,453
Sunoco, Inc.	32,800	1,167,024
Tesoro Corp.^	38,654	637,405
Valero Energy Corp.	146,735	4,446,071
Williams Cos., Inc.	161,600	3,821,840
XTO Energy, Inc.^	154,095	7,168,499

		305,653,856

Total Energy		381,688,373

Financials (15.8%)
Capital Markets (2.8%)
American Capital Ltd.^	58,071	1,481,391
Ameriprise Financial, Inc.	60,857	2,324,738
Bank of New York Mellon Corp.	321,519	10,475,089
Charles Schwab Corp.^	261,705	6,804,330
E*TRADE Financial Corp.*^	150,709	421,985
Federated Investors, Inc., Class B	24,651	711,181
Franklin Resources, Inc.	42,717	3,764,649
Goldman Sachs Group, Inc.	121,879	15,600,512
Invesco Ltd.	108,451	2,275,302
Janus Capital Group, Inc.^	44,832	1,088,521
Legg Mason, Inc.	39,763	1,513,380
Merrill Lynch & Co., Inc.	429,624	10,869,487
Morgan Stanley	311,113	7,155,599
Northern Trust Corp.	62,000	4,476,400
State Street Corp.	121,120	6,889,306
T. Rowe Price Group, Inc.^	72,586	3,898,594

		79,750,464

Commercial Banks (3.0%)
BB&T Corp.^	154,150	5,826,870
Comerica, Inc.^	42,150	1,382,099
Fifth Third Bancorp^	161,917	1,926,812
First Horizon National Corp.^	58,146	544,249
Huntington Bancshares, Inc./Ohio^	102,688	820,477
KeyCorp	138,750	1,656,675
M&T Bank Corp.	21,650	1,932,262
Marshall & Ilsley Corp.^	72,750	1,465,912
National City Corp.^	213,450	373,538
PNC Financial Services Group, Inc.	97,227	7,262,857

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Regions Financial Corp.^	194,902	$1,871,059
SunTrust Banks, Inc.^	99,200	4,463,008
U.S. Bancorp	488,695	17,602,794
Wachovia Corp.^	597,546	2,091,411
Wells Fargo & Co.	928,250	34,837,223
Zions Bancorp^	32,200	1,246,140

		85,303,386

Consumer Finance (0.7%)
American Express Co.	325,244	11,523,395
Capital One Financial Corp.^	105,406	5,375,706
Discover Financial Services	134,471	1,858,389
SLM Corp.*	131,092	1,617,675

		20,375,165

Diversified Financial Services (4.9%)
Bank of America Corp.	1,279,230	44,773,050
CIT Group, Inc.	80,052	557,162
Citigroup, Inc.	1,527,606	31,331,199
CME Group, Inc.^	18,823	6,992,933
IntercontinentalExchange, Inc.*	21,147	1,706,140
JPMorgan Chase & Co.	1,033,421	48,260,761
Leucadia National Corp.^	49,642	2,255,732
Moody’s Corp.^	55,376	1,882,784
NYSE Euronext, Inc.	74,621	2,923,651

		140,683,412

Insurance (3.0%)
Aflac, Inc.	133,600	7,849,000
Allstate Corp.	151,876	7,004,521
American International Group, Inc.	754,287	2,511,776
Aon Corp.	77,925	3,503,508
Assurant, Inc.	33,280	1,830,400
Chubb Corp.	101,200	5,555,880
Cincinnati Financial Corp.	45,563	1,295,812
Genworth Financial, Inc., Class A	121,470	1,045,857
Hartford Financial Services Group, Inc.	84,500	3,463,655
Lincoln National Corp.	72,028	3,083,518
Loews Corp.	101,597	4,012,065
Marsh & McLennan Cos., Inc.	143,850	4,568,676
MBIA, Inc.^	54,800	652,120
MetLife, Inc.	192,650	10,788,400
Principal Financial Group, Inc.	72,700	3,161,723
Progressive Corp.	189,450	3,296,430
Prudential Financial, Inc.	119,800	8,625,600
Torchmark Corp.^	24,450	1,462,110
Travelers Cos., Inc.	165,774	7,492,985
Unum Group	96,870	2,431,437
XL Capital Ltd., Class A	87,500	1,569,750

		85,205,223

Real Estate Investment Trusts (REITs) (1.3%)
Apartment Investment & Management Co. (REIT), Class A	24,019	841,145
AvalonBay Communities, Inc. (REIT)	21,663	2,132,072
Boston Properties, Inc. (REIT)	33,600	3,146,976
Developers Diversified Realty Corp. (REIT)^	33,732	1,068,967
Equity Residential (REIT)	76,000	3,375,160
General Growth Properties, Inc. (REIT)^	63,802	963,410
HCP, Inc. (REIT)^	70,568	2,831,894
Host Hotels & Resorts, Inc. (REIT)	145,659	1,935,808
Kimco Realty Corp. (REIT)^	63,670	2,351,970
Plum Creek Timber Co., Inc. (REIT)	48,050	2,395,773
ProLogis (REIT)^	73,650	3,039,536
Public Storage (REIT)	35,200	$3,485,152
Simon Property Group, Inc. (REIT)	63,200	6,130,400
Vornado Realty Trust (REIT)^	38,450	3,497,028

		37,195,291

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*^	48,250	645,103

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	145,714	2,688,423
MGIC Investment Corp.^	35,050	246,402
Sovereign Bancorp, Inc.^	152,454	602,193

		3,537,018

Total Financials		452,695,062

Health Care (13.1%)
Biotechnology (1.7%)
Amgen, Inc.*^	296,854	17,594,537
Biogen Idec, Inc.*	81,389	4,093,053
Celgene Corp.*	127,600	8,074,528
Genzyme Corp.*	75,350	6,095,061
Gilead Sciences, Inc.*	258,100	11,764,198

		47,621,377

Health Care Equipment & Supplies (2.3%)
Baxter International, Inc.	176,100	11,557,443
Becton, Dickinson & Co.	68,300	5,481,758
Boston Scientific Corp.*	420,956	5,165,130
C.R. Bard, Inc.	27,850	2,642,129
Covidien Ltd.	140,738	7,566,075
Hospira, Inc.*	44,710	1,707,922
Intuitive Surgical, Inc.*^	10,963	2,641,864
Medtronic, Inc.	316,500	15,856,650
St. Jude Medical, Inc.*	95,922	4,171,648
Stryker Corp.	69,450	4,326,735
Varian Medical Systems, Inc.*	35,038	2,001,721
Zimmer Holdings, Inc.*	63,150	4,076,964

		67,196,039

Health Care Providers & Services (2.0%)
Aetna, Inc.	132,322	4,778,147
AmerisourceBergen Corp.	44,450	1,673,543
Cardinal Health, Inc.	100,775	4,966,192
CIGNA Corp.	77,050	2,618,159
Coventry Health Care, Inc.*	41,550	1,352,452
DaVita, Inc.*	29,294	1,670,051
Express Scripts, Inc.*	69,200	5,108,344
Humana, Inc.*	47,350	1,950,820
Laboratory Corp. of America Holdings*^	31,200	2,168,400
McKesson Corp.	77,431	4,166,562
Medco Health Solutions, Inc.*	141,872	6,384,240
Patterson Cos., Inc.*	25,500	775,455
Quest Diagnostics, Inc.	44,350	2,291,564
Tenet Healthcare Corp.*	116,300	645,465
UnitedHealth Group, Inc.	341,500	8,670,685
WellPoint, Inc.*	143,450	6,709,157

		55,929,236

Health Care Technology (0.0%)
IMS Health, Inc.	51,020	964,788

Life Sciences Tools & Services (0.4%)
Applied Biosystems, Inc.	47,500	1,626,875
Millipore Corp.*^	15,450	1,062,960
PerkinElmer, Inc.	33,500	836,495

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Thermo Fisher Scientific, Inc.*	117,600	$6,468,000
Waters Corp.*	27,800	1,617,404

		11,611,734

Pharmaceuticals (6.7%)
Abbott Laboratories, Inc.	432,450	24,900,471
Allergan, Inc.	86,300	4,444,450
Barr Pharmaceuticals, Inc.*	30,550	1,994,915
Bristol-Myers Squibb Co.	555,300	11,578,005
Eli Lilly & Co.	280,660	12,357,460
Forest Laboratories, Inc.*	85,500	2,417,940
Johnson & Johnson	783,960	54,312,749
King Pharmaceuticals, Inc.*	69,110	662,074
Merck & Co., Inc.	601,050	18,969,138
Mylan, Inc.*^	85,350	974,697
Pfizer, Inc.	1,890,972	34,869,524
Schering-Plough Corp.	455,950	8,421,396
Watson Pharmaceuticals, Inc.*	29,250	833,625
Wyeth	374,100	13,819,254

		190,555,698

Total Health Care		373,878,872

Industrials (11.1%)
Aerospace & Defense (2.7%)
Boeing Co.	207,674	11,910,104
General Dynamics Corp.	111,500	8,208,630
Goodrich Corp.	35,050	1,458,080
Honeywell International, Inc.	208,812	8,676,139
L-3 Communications Holdings, Inc.	34,100	3,352,712
Lockheed Martin Corp.	93,408	10,244,055
Northrop Grumman Corp.	94,670	5,731,322
Precision Castparts Corp.	39,150	3,084,237
Raytheon Co.	116,950	6,257,994
Rockwell Collins, Inc.	44,750	2,152,028
United Technologies Corp.	270,500	16,246,230

		77,321,531

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	47,652	2,428,346
Expeditors International of Washington, Inc.	59,748	2,081,620
FedEx Corp.	87,310	6,900,982
United Parcel Service, Inc., Class B	282,850	17,788,437

		29,199,385

Airlines (0.1%)
Southwest Airlines Co.	205,818	2,986,419

Building Products (0.1%)
Masco Corp.^	100,950	1,811,043

Commercial Services & Supplies (0.4%)
Allied Waste Industries, Inc.*	95,050	1,056,006
Avery Dennison Corp.^	29,900	1,329,952
Cintas Corp.	37,050	1,063,705
Pitney Bowes, Inc.	58,300	1,939,058
R.R. Donnelley & Sons Co.	58,850	1,443,590
Waste Management, Inc.^	137,606	4,333,213

		11,165,524

Construction & Engineering (0.2%)
Fluor Corp.^	50,200	2,796,140
Jacobs Engineering Group, Inc.*^	34,314	1,863,593

		4,659,733

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	48,850	1,951,558
Emerson Electric Co.	217,700	8,879,983
Rockwell Automation, Inc.	40,850	$1,525,339

		12,356,880

Industrial Conglomerates (3.2%)
3M Co.	196,100	13,395,591
General Electric Co.	2,790,650	71,161,575
Textron, Inc.	69,700	2,040,816
Tyco International Ltd.	133,138	4,662,493

		91,260,475

Machinery (1.7%)
Caterpillar, Inc.	170,800	10,179,680
Cummins, Inc.	56,900	2,487,668
Danaher Corp.	71,550	4,965,570
Deere & Co.	119,800	5,930,100
Dover Corp.	52,700	2,136,985
Eaton Corp.	46,650	2,620,797
Illinois Tool Works, Inc.	112,150	4,985,068
Ingersoll-Rand Co., Ltd., Class A	89,358	2,785,289
ITT Corp.	51,000	2,836,110
Manitowoc Co., Inc.	36,456	566,891
PACCAR, Inc.^	101,950	3,893,470
Pall Corp.	33,650	1,157,223
Parker Hannifin Corp.	47,000	2,491,000
Terex Corp.*	27,200	830,144

		47,865,995

Professional Services (0.1%)
Equifax, Inc.	36,000	1,240,200
Monster Worldwide, Inc.*^	34,750	518,123
Robert Half International, Inc.	43,700	1,081,575

		2,839,898

Road & Rail (1.1%)
Burlington Northern Santa Fe Corp.	79,253	7,325,355
CSX Corp.	114,400	6,242,808
Norfolk Southern Corp.	105,250	6,968,602
Ryder System, Inc.^	15,800	979,600
Union Pacific Corp.	142,900	10,168,764

		31,685,129

Trading Companies & Distributors (0.1%)
Fastenal Co.^	36,283	1,792,017
W.W. Grainger, Inc.^	18,200	1,582,854

		3,374,871

Total Industrials		316,526,883

Information Technology (16.0%)
Communications Equipment (2.6%)
Ciena Corp.*^	25,314	255,165
Cisco Systems, Inc.*	1,657,050	37,383,048
Corning, Inc.	442,592	6,922,139
Harris Corp.	37,684	1,741,001
JDS Uniphase Corp.*^	60,050	508,023
Juniper Networks, Inc.*	152,400	3,211,068
Motorola, Inc.	635,502	4,537,484
QUALCOMM, Inc.	460,300	19,779,091
Tellabs, Inc.*^	111,450	452,487

		74,789,506

Computers & Peripherals (4.4%)
Apple, Inc.*	248,500	28,244,510
Dell, Inc.*	488,902	8,057,105
EMC Corp.*	580,800	6,946,368
Hewlett-Packard Co.	687,049	31,769,146
International Business Machines Corp.	380,101	44,456,613
Lexmark International, Inc., Class A*^	24,650	802,850

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
NetApp, Inc.*^	91,800	$1,673,514
QLogic Corp.*^	36,800	565,248
SanDisk Corp.*^	63,050	1,232,627
Sun Microsystems, Inc.*	211,150	1,604,740
Teradata Corp.*	50,055	976,073

		126,328,794

Electronic Equipment, Instruments & Components (0.4%)
Agilent Technologies, Inc.*	100,223	2,972,614
Amphenol Corp., Class A	49,656	1,993,192
Jabil Circuit, Inc.	58,850	561,429
Molex, Inc.^	40,000	898,000
Tyco Electronics Ltd.	132,438	3,663,235

		10,088,470

Internet Software & Services (1.5%)
Akamai Technologies, Inc.*	47,358	825,923
eBay, Inc.*^	306,450	6,858,351
Google, Inc., Class A*	67,128	26,886,107
VeriSign, Inc.*^	54,150	1,412,232
Yahoo!, Inc.*	388,750	6,725,375

		42,707,988

IT Services (1.0%)
Affiliated Computer Services, Inc., Class A*	27,280	1,381,186
Automatic Data Processing, Inc.	142,750	6,102,563
Cognizant Technology Solutions Corp., Class A*	81,800	1,867,494
Computer Sciences Corp.*	42,400	1,704,056
Convergys Corp.*^	34,150	504,737
Fidelity National Information Services, Inc.	53,150	981,149
Fiserv, Inc.*	46,050	2,179,086
Mastercard, Inc., Class A^	20,293	3,598,558
Paychex, Inc.	89,975	2,971,874
Total System Services, Inc.	55,425	908,970
Unisys Corp.*^	100,800	277,200
Western Union Co.	204,449	5,043,757

		27,520,630

Office Electronics (0.1%)
Xerox Corp.	244,650	2,820,815

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.*^	170,300	894,075
Altera Corp.	84,300	1,743,324
Analog Devices, Inc.	81,450	2,146,208
Applied Materials, Inc.	376,300	5,693,419
Broadcom Corp., Class A*	123,750	2,305,463
Intel Corp.	1,577,150	29,540,019
KLA-Tencor Corp.	48,550	1,536,607
Linear Technology Corp.^	62,150	1,905,519
LSI Corp.*	180,500	967,480
MEMC Electronic Materials, Inc.*	63,371	1,790,864
Microchip Technology, Inc.^	51,636	1,519,647
Micron Technology, Inc.*^	213,450	864,472
National Semiconductor Corp.^	54,600	939,666
Novellus Systems, Inc.*^	27,800	545,992
NVIDIA Corp.*	156,050	1,671,295
Teradyne, Inc.*	47,350	369,804
Texas Instruments, Inc.	367,731	7,906,217
Xilinx, Inc.^	77,550	1,818,548

		64,158,619

Software (3.8%)
Adobe Systems, Inc.*	148,750	5,871,163
Autodesk, Inc.*	63,050	2,115,328
BMC Software, Inc.*	53,250	$1,524,548
CA, Inc.	110,425	2,204,083
Citrix Systems, Inc.*	51,150	1,292,049
Compuware Corp.*	71,450	692,350
Electronic Arts, Inc.*	89,450	3,308,755
Intuit, Inc.*	90,000	2,844,900
Microsoft Corp.	2,202,750	58,791,398
Novell, Inc.*	96,850	497,809
Oracle Corp.*	1,099,197	22,324,691
Salesforce.com, Inc.*	29,218	1,414,151
Symantec Corp.*	235,390	4,608,936

		107,490,161

Total Information Technology		455,904,983

Materials (3.4%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	59,450	4,071,730
Ashland, Inc.	15,900	464,916
CF Industries Holdings, Inc.	15,845	1,449,184
Dow Chemical Co.^	259,451	8,245,353
E.I. du Pont de Nemours & Co.	253,100	10,199,930
Eastman Chemical Co.	21,450	1,181,037
Ecolab, Inc.	49,200	2,387,184
Hercules, Inc.	31,600	625,364
International Flavors & Fragrances, Inc.	22,000	868,120
Monsanto Co.	154,348	15,277,365
PPG Industries, Inc.	46,100	2,688,552
Praxair, Inc.	88,350	6,338,229
Rohm & Haas Co.	34,806	2,436,420
Sigma-Aldrich Corp.^	35,350	1,853,047

		58,086,431

Construction Materials (0.1%)
Vulcan Materials Co.^	30,800	2,294,600

Containers & Packaging (0.1%)
Ball Corp.	27,100	1,070,179
Bemis Co., Inc.^	27,950	732,570
Pactiv Corp.*	36,650	910,019
Sealed Air Corp.	44,334	974,905

		3,687,673

Metals & Mining (0.9%)
AK Steel Holding Corp.^	31,398	813,836
Alcoa, Inc.	228,098	5,150,453
Allegheny Technologies, Inc.^	28,150	831,833
Freeport-McMoRan Copper & Gold, Inc.^	107,694	6,122,404
Newmont Mining Corp.^	128,100	4,965,156
Nucor Corp.	88,850	3,509,575
Titanium Metals Corp.^	23,783	269,699
United States Steel Corp.	33,000	2,561,130

		24,224,086

Paper & Forest Products (0.3%)
International Paper Co.^	119,935	3,139,898
MeadWestvaco Corp.	47,859	1,115,593
Weyerhaeuser Co.	59,250	3,589,365

		7,844,856

Total Materials		96,137,646

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	1,653,100	46,154,552
CenturyTel, Inc.	28,650	1,050,023

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Embarq Corp.	39,959	$1,620,337
Frontier Communications Corp.^	88,550	1,018,325
Qwest Communications International, Inc.^	416,393	1,344,949
Verizon Communications, Inc.	798,896	25,636,573
Windstream Corp.	123,286	1,348,749

		78,173,508

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	110,542	3,976,196
Sprint Nextel Corp.	800,691	4,884,215

		8,860,411

Total Telecommunication Services		87,033,919

Utilities (3.5%)
Electric Utilities (2.1%)
Allegheny Energy, Inc.	47,350	1,741,060
American Electric Power Co., Inc.	112,830	4,178,095
Duke Energy Corp.	354,762	6,183,502
Edison International	91,400	3,646,860
Entergy Corp.	53,750	4,784,287
Exelon Corp.	184,450	11,550,259
FirstEnergy Corp.	85,551	5,731,061
FPL Group, Inc.	114,550	5,761,865
Pepco Holdings, Inc.	56,555	1,295,675
Pinnacle West Capital Corp.	28,200	970,362
PPL Corp.	105,088	3,890,358
Progress Energy, Inc.	73,450	3,167,899
Southern Co.	216,050	8,142,924

		61,044,207

Gas Utilities (0.1%)
Nicor, Inc.^	12,650	561,027
Questar Corp.^	48,600	1,988,712

		2,549,739

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	188,700	2,205,903
Constellation Energy Group, Inc.	50,000	1,215,000
Dynegy, Inc., Class A*	141,815	507,698

		3,928,601

Multi-Utilities (1.2%)
Ameren Corp.	58,950	2,300,818
CenterPoint Energy, Inc.	95,850	1,396,534
CMS Energy Corp.^	63,100	786,857
Consolidated Edison, Inc.^	76,650	3,292,884
Dominion Resources, Inc.	162,646	6,957,996
DTE Energy Co.	45,750	1,835,490
Integrys Energy Group, Inc.^	21,424	1,069,915
NiSource, Inc.	76,859	1,134,439
PG&E Corp.	100,600	3,767,470
Public Service Enterprise Group, Inc.	142,600	4,675,854
Sempra Energy	69,122	3,488,587
TECO Energy, Inc.	59,600	937,508
Xcel Energy, Inc.	125,045	2,499,650

		34,144,002

Total Utilities		101,666,549

Total Common Stocks (100.0%) (Cost $2,807,709,861)		2,856,212,647

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.7%)
Bank of Montreal/Chicago
2.83%, 3/12/09 (l)	$15,000,000	$15,000,000
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	73,085,595	73,085,595
Calyon/New York
2.12%, 10/1/08 (l)	4,999,760	4,999,760
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	10,000,000	10,000,000
MBIA Global Funding LLC
2.12%, 3/13/09 (l)	11,000,000	11,000,000
Monumental Global Funding II
2.15%, 3/26/10 (l)	10,000,000	10,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		134,085,355

Time Deposit (0.0%)
JPMorgan Chase Nassau
0.58%, 10/1/08	467,517	467,517

Total Short-Term Investments (4.7%) (Amortized Cost $134,552,872)		134,552,872

Total Investments (104.7%) (Cost/Amortized Cost $2,942,262,733)		2,990,765,519
Other Assets Less Liabilities (-4.7%)		(135,020,356)

Net Assets (100%)		$2,855,745,163

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

At September 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2008	Unrealized Depreciation
S&P 500 Index	1	December-08	$302,129	$292,250	$(9,879)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$2,856,212,647	$134,552,872	$—	$2,990,765,519
Other Investments*	—	—	—	—

Total	$2,856,212,647	$134,552,872	$—	$2,990,765,519

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	9,879	—	—	9,879

Total	$9,879	$—	$—	$9,879

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$227,361,735
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$283,719,559

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$644,246,938
Aggregate gross unrealized depreciation	(614,368,755)

Net unrealized appreciation	$29,878,183

Federal income tax cost of investments	$2,960,887,336

At September 30, 2008, the Portfolio had loaned securities with a total value of $143,159,807. This was secured by collateral of $134,085,355 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $2,805,226 which the Portfolio cannot repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (4.4%)
Australia & New Zealand Banking Group Ltd.
6.000%, 3/1/11	AUD	8,500,000	$6,541,835
General Electric Capital Australia Funding Pty Ltd.
5.750%, 1/18/11		1,200,000	873,175
6.000%, 6/15/11		1,360,000	972,734
New South Wales Treasury Corp.
5.500%, 3/1/17		48,820,000	37,268,632
Toyota Finance Australia Ltd.
6.500%, 5/31/10		5,700,000	4,499,578

Total Australia			50,155,954

Bermuda (0.2%)
Central European Media Enterprises Ltd.
8.250%, 5/15/12(m)	EUR	2,050,000	2,828,270

Brazil (0.1%)
Sadia Overseas Ltd.
6.875%, 5/24/17(m)(b)		$2,000,000	1,665,100

Canada (3.2%)
Bombardier, Inc.
7.250%, 11/15/16(m)	EUR	4,040,000	5,118,761
Province of Ontario
6.250%, 6/16/15	NZD	49,000,000	31,884,801

Total Canada			37,003,562

Cayman Islands (1.9%)
ASIF II
5.375%, 12/7/09	GBP	100,000	151,117
Dubai Holding Commercial Operations MTN Ltd.
4.750%, 1/30/14	EUR	10,000,000	11,610,127
6.000%, 2/1/17	GBP	6,650,000	10,113,376

Total Cayman Islands			21,874,620

Denmark (6.3%)
Kingdom of Denmark
4.000%, 11/15/17	DKK	293,505,000	53,894,607
Nordea Bank Danmark AB
4.000%, 10/1/35		6,675,883	1,055,545
Nordic Telephone Co. Holdings ApS
8.250%, 5/1/16(m)(b)	EUR	4,085,000	4,773,216
Nykredit Realkredit A/S
4.000%, 10/1/25	DKK	2,914,759	493,034
5.000%, 7/1/35		9,279,761	1,602,072
5.000%, 4/1/38		18,928,623	3,235,723
Realkredit Danmark A/S
5.000%, 10/1/35		4,042,220	698,236
Totalkredit A/S
5.678%, 1/1/15(l)		33,583,878	6,276,384

Total Denmark			72,028,817

France (19.8%)
Caisse d’Amortissement de la Dette Sociale
3.250%, 4/25/13	EUR	30,250,000	40,468,236
Dexia Municipal Agency
5.750%, 2/7/12	AUD	5,000,000	3,823,040
France Government Bond OAT
4.000%, 10/25/13	EUR	24,400,000	34,233,529
3.750%, 4/25/17		36,500,000	49,545,643
2.250%, 7/25/20		25,800,000	40,891,106
France Telecom S.A.
7.500%, 3/14/11(m)	GBP	4,970,000	9,192,885
French Treasury Note BTAN
3.750%, 1/12/13	EUR	15,800,000	22,006,483
Total Capital S.A.
4.875%, 12/23/10	GBP	4,100,000	$7,226,702
Veolia Environnement
4.875%, 5/28/13	EUR	7,600,000	10,363,890
5.375%, 5/28/18		7,000,000	9,418,839

Total France			227,170,353

Germany (8.9%)
Bundesrepublik Deutschland
4.250%, 7/4/18		34,000,000	48,731,561
Kreditanstalt fuer Wiederaufbau
5.375%, 1/29/14	GBP	11,613,000	21,064,835
4.950%, 10/14/14	CAD	24,600,000	24,669,645
Landwirtschaftliche Rentenbank
5.750%, 6/15/11	AUD	10,810,000	8,421,340

Total Germany			102,887,381

Ireland (1.0%)
GE Capital European Funding
4.125%, 10/27/16	EUR	6,365,000	6,545,099
Smurfit Kappa Funding plc
7.750%, 4/1/15		4,000,000	4,533,116

Total Ireland			11,078,215

Italy (0.2%)
Telecom Italia S.p.A.
5.625%, 12/29/15	GBP	1,400,000	2,240,987

Liberia (0.2%)
Royal Caribbean Cruises Ltd.
7.250%, 6/15/16		$3,050,000	2,531,500

Luxembourg (1.6%)
Gaz Capital S.A.
5.364%, 10/31/14	EUR	2,800,000	2,979,716
6.605%, 2/13/18		3,060,000	3,209,362
UBS Luxembourg S.A.
(Vimpel Communications OJSC)
8.250%, 5/23/16(m)		$5,075,000	3,603,250
VTB Capital S.A.
6.332%, 3/15/10	GBP	2,400,000	3,712,577
Wind Acquisition Finance S.A.
9.750%, 12/1/15(m)	EUR	3,800,000	4,841,424

Total Luxembourg			18,346,329

Malaysia (2.8%)
Malaysia Government Bond
3.833%, 9/28/11	MYR	44,600,000	12,899,810
4.240%, 2/7/18		70,000,000	19,830,222

Total Malaysia			32,730,032

Mexico (3.2%)
United Mexican States
10.000%, 12/5/24	MXN	354,160,000	36,756,021

Netherlands (12.1%)
Bank Nederlandse Gemeenten N.V.
4.875%, 4/21/10	GBP	13,310,000	23,803,033
5.000%, 7/16/10	AUD	8,850,000	6,851,803
BMW Finance N.V.
4.125%, 1/24/12	EUR	8,750,000	11,729,870
5.250%, 11/21/13	GBP	6,000,000	10,104,090
4.250%, 1/22/14	EUR	2,000,000	2,564,769
Netherlands Government Bond
4.000%, 7/15/16		52,450,000	72,646,609
New World Resources N.V.
7.375%, 5/15/15(m)		2,600,000	2,928,224
OI European Group B.V.
6.875%, 3/31/17(m)		3,500,000	4,212,842

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
RWE Finance B.V.
4.625%, 8/17/10	GBP	2,000,000	$3,503,840

Total Netherlands			138,345,080

New Zealand (0.3%)
New Zealand Government Bond
6.000%, 12/15/17	NZD	5,450,000	3,614,746

Norway (5.0%)
Norwegian Government Bond
6.500%, 5/15/13	NOK	130,585,000	24,173,123
4.250%, 5/19/17		203,695,000	33,809,566

Total Norway			57,982,689

Singapore (2.9%)
Singapore Government Bond
4.375%, 1/15/09	SGD	47,550,000	33,344,237

South Africa (0.1%)
Savcio Holdings Pty Ltd.
8.000%, 2/15/13(m)	EUR	1,150,000	1,343,745

South Korea (2.6%)
Korean Treasury Bond
5.250%, 3/10/27	KRW	38,305,000,000	29,542,503

Supranational (5.4%)
Eurofima
5.500%, 9/15/09	AUD	480,000	376,371
6.250%, 12/28/18		18,270,000	14,393,024
European Investment Bank
3.625%, 10/15/11	EUR	4,800,000	6,645,510
7.000%, 1/18/12	NZD	13,750,000	9,323,763
6.500%, 9/10/14		2,000,000	1,336,140
6.125%, 1/23/17	AUD	13,200,000	10,326,726
4.750%, 10/15/17	EUR	14,000,000	20,036,372

Total Supranational			62,437,906

Sweden (3.0%)
Swedish Government Bond
5.250%, 3/15/11	SEK	229,650,000	34,266,070

United Kingdom (6.5%)
ABB International Finance Ltd.
6.500%, 11/30/11	EUR	3,000,000	4,307,150
BAT International Finance plc
5.750%, 12/9/13	GBP	10,450,000	17,917,136
5.375%, 6/29/17	EUR	7,000,000	8,869,899
BP Capital Markets plc
8.000%, 3/11/11	AUD	6,000,000	4,889,421
Centrica plc
5.875%, 11/2/12	GBP	3,000,000	5,188,648
JTI UK Finance plc
5.750%, 2/6/13		3,000,000	5,313,016
Marks & Spencer plc
5.625%, 3/24/14		6,370,000	9,608,479
National Grid Gas plc
7.000%, 12/15/08	AUD	150,000	118,265
National Grid plc
5.500%, 7/24/13	GBP	3,000,000	5,151,015
Network Rail Infrastructure Finance plc
4.875%, 11/27/15		5,300,000	9,446,680
Virgin Media Finance plc
8.750%, 4/15/14	EUR	2,000,000	2,168,012
9.125%, 8/15/16		$1,800,000	1,507,500

Total United Kingdom			74,485,221

United States (3.2%)
Ahold Finance USA, Inc.
5.875%, 3/14/12	EUR	750,000	1,033,730
6.500%, 3/14/17	GBP	1,700,000	2,867,057
ARAMARK Corp.
6.301%, 2/1/15(l)		$1,000,000	$875,000
Constellation Brands, Inc.
8.500%, 11/15/09	GBP	2,950,000	5,087,318
Daimler Finance N.A. LLC
4.875%, 6/15/10		$2,000,000	1,995,700
General Electric Capital Corp.
6.625%, 2/4/10	NZD	4,800,000	3,080,067
6.125%, 5/17/12	GBP	1,500,000	2,451,913
Morgan Stanley
5.375%, 11/14/13		3,100,000	3,709,922
5.125%, 11/30/15		2,780,000	3,069,571
Nestle Holdings, Inc.
5.500%, 11/18/09	AUD	1,190,000	931,595
Procter & Gamble Co.
5.125%, 10/24/17	EUR	5,000,000	6,796,000
SLM Corp.
6.500%, 6/15/10	NZD	2,650,000	1,607,929
Toyota Motor Credit Corp.
7.250%, 11/29/10	AUD	2,500,000	2,004,293
Wal-Mart Stores, Inc.
4.750%, 1/29/13	GBP	850,000	1,489,835

Total United States			36,999,930

Total Long Term Debt Securities (94.9%) (Cost $1,189,564,481)			1,091,659,268

SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau
0.58%, 10/1/08
(Amortized Cost $10)		$10	$10

Total Investments (94.9%) (Cost/Amortized Cost $1,189,564,491)			1,091,659,278
Other Assets Less Liabilities (5.1%)			58,736,646

Net Assets (100%)			$1,150,395,924

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

KRW — Korean Won

MTN — Mid Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

At September 30, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Trade Date Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. Japanese Yen, expiring 10/7/08	48,920	4,751,746	$44,716,005	$38,654,138	$(6,061,867)
Canadian Dollar vs. Japanese Yen, expiring 10/22/08	60,280	6,244,015	58,908,065	56,708,648	(2,199,417)
Japanese Yen vs. Australian Dollar, expiring 10/7/08	3,088,632	32,600	25,758,890	29,065,370	3,306,480
Japanese Yen vs. Australian Dollar, expiring 10/7/08	9,824,760	97,842	77,309,507	92,455,276	15,145,769
Japanese Yen vs. British Pound, expiring 11/13/08	1,419,325	7,546	13,449,633	13,432,181	(17,452)
Japanese Yen vs. British Pound, expiring 11/13/08	4,951,941	23,756	42,339,626	46,864,081	4,524,455
Japanese Yen vs. Canadian Dollar, expiring 10/22/08	6,335,460	60,280	56,708,648	59,770,789	3,062,141
Japanese Yen vs. European Union, expiring 11/4/08	17,031,904	109,000	153,928,710	161,013,388	7,084,678
Japanese Yen vs. New Zealand Dollar, expiring 11/19/08	2,990,000	39,342	26,177,843	28,316,932	2,139,089
Japanese Yen vs. U.S. Dollar, expiring 11/4/08	16,886,089	158,615	158,615,000	159,634,909	1,019,909
Japanese Yen vs. U.S. Dollar, expiring 11/7/08	2,733,480	25,451	25,451,397	25,850,564	399,167
U.S. Dollar vs. Australian Dollar, expiring 11/12/08	43,257	48,920	38,600,978	43,256,531	4,655,553
U.S. Dollar vs. British Pound, expiring 10/14/08	61,176	31,900	56,768,283	61,175,906	4,407,623
U.S. Dollar vs. European Union, expiring 10/14/08	28,162	18,685	26,337,629	28,162,219	1,824,590
U.S. Dollar vs. Japanese Yen, expiring 11/7/08	12,725	1,389,379	13,139,381	12,725,000	(414,381)
U.S. Dollar vs. New Zealand Dollar, expiring 11/12/08	26,510	38,185	25,426,628	26,509,936	1,083,308

					$39,959,645

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$10,005,141	$1,081,654,137	$—	$1,091,659,278
Other Investments*	—	48,652,762	—	48,652,762

Total	$10,005,141	$1,130,306,899	$—	$1,140,312,040

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	8,693,117	—	8,693,117

Total	$—	$8,693,117	$—	$8,693,117

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,085,266,197
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$659,267,020

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,706,921
Aggregate gross unrealized depreciation	(99,708,400)

Net unrealized depreciation	$(98,001,479)

Federal income tax cost of investments	$1,189,660,757

The Portfolio has a net capital loss carryforward of $1,647,669 which expires in the year 2015.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.3%)
Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	38,247	$1,352,031

Internet & Catalog Retail (8.0%)
Amazon.com, Inc.*	149,323	10,864,741
Blue Nile, Inc.*^	129,300	5,543,091

		16,407,832

Media (1.9%)
Omnicom Group, Inc.	99,038	3,818,905

Multiline Retail (1.0%)
Target Corp.	41,292	2,025,373

Specialty Retail (1.7%)
Best Buy Co., Inc.	44,947	1,685,513
Home Depot, Inc.	66,700	1,726,863

		3,412,376

Textiles, Apparel & Luxury Goods (3.1%)
Timberland Co., Class A*	362,600	6,298,362

Total Consumer Discretionary		33,314,879

Consumer Staples (6.7%)
Beverages (1.0%)
Coca-Cola Co.	38,581	2,040,163

Food & Staples Retailing (0.2%)
Whole Foods Market, Inc.	20,800	416,624

Food Products (1.5%)
McCormick & Co., Inc. (Non-Voting)	78,600	3,022,170

Household Products (4.0%)
Clorox Co.	77,400	4,852,206
Procter & Gamble Co.	48,888	3,407,005

		8,259,211

Total Consumer Staples		13,738,168

Energy (8.2%)
Energy Equipment & Services (2.9%)
Schlumberger Ltd.	40,300	3,147,027
Weatherford International Ltd.*	114,100	2,868,474

		6,015,501

Oil, Gas & Consumable Fuels (5.3%)
Chevron Corp.	65,300	5,385,944
ConocoPhillips	73,311	$5,370,031

		10,755,975

Total Energy		16,771,476

Financials (6.8%)
Capital Markets (3.2%)
Legg Mason, Inc.	171,800	6,538,708

Insurance (3.6%)
Marsh & McLennan Cos., Inc.	234,807	7,457,470

Total Financials		13,996,178

Health Care (20.5%)
Biotechnology (6.2%)
Amgen, Inc.*	127,085	7,532,328
Biogen Idec, Inc.*	103,436	5,201,796

		12,734,124

Health Care Equipment & Supplies (5.1%)
Medtronic, Inc.	102,072	5,113,807
St. Jude Medical, Inc.*	36,064	1,568,424
Zimmer Holdings, Inc.*	59,118	3,816,658

		10,498,889

Health Care Providers & Services (1.7%)
WellPoint, Inc.*	75,100	3,512,427

Pharmaceuticals (7.5%)
Bristol-Myers Squibb Co.	205,775	4,290,409
Merck & Co., Inc.	126,400	3,989,184
Novartis AG (ADR)	132,500	7,001,300

		15,280,893

Total Health Care		42,026,333

Industrials (3.9%)
Air Freight & Logistics (3.2%)
Expeditors International of Washington, Inc.	166,200	5,790,408
United Parcel Service, Inc., Class B	11,300	710,657

		6,501,065

Industrial Conglomerates (0.7%)
Tyco International Ltd.	41,295	1,446,151

Total Industrials		7,947,216

Information Technology (34.1%)
Communications Equipment (6.0%)
Cisco Systems, Inc.*	205,725	4,641,156
QUALCOMM, Inc.	176,691	7,592,412

		12,233,568

Internet Software & Services (5.9%)
Bankrate, Inc.*	143,000	5,564,130
Google, Inc., Class A*	16,263	6,513,657

		12,077,787

IT Services (5.2%)
Automatic Data Processing, Inc.	78,972	3,376,053
Visa, Inc., Class A	117,400	7,207,186

		10,583,239

Semiconductors & Semiconductor Equipment (7.3%)
Altera Corp.	459,503	9,502,522
KLA-Tencor Corp.	20,551	650,439
Linear Technology Corp.	117,100	3,590,286

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	52,262	$1,123,633

		14,866,880

Software (9.7%)
FactSet Research Systems, Inc.	116,400	6,081,900
Microsoft Corp.	206,268	5,505,293
Oracle Corp.*	413,276	8,393,636

		19,980,829

Total Information Technology		69,742,303

Total Common Stocks (96.5%) (Cost $203,035,870)		197,536,553

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (2.6%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$5,343,304	5,343,304

Time Deposit (2.6%)
JPMorgan Chase Nassau
0.58%, 10/1/08	5,368,347	5,368,347

Total Short-Term Investments (5.2%) (Amortized Cost $10,711,651)		10,711,651

Total Investments (101.7%) (Cost/Amortized Cost $213,747,521)		208,248,204
Other Assets Less Liabilities (-1.7%)		(3,410,000)

Net Assets (100%)		$204,838,204

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$197,536,553	$10,711,651	$—	$208,248,204
Other Investments*	—	—	—	—

Total	$197,536,553	$10,711,651	$—	$208,248,204

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$79,532,685
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$84,590,470

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,530,564
Aggregate gross unrealized depreciation	(18,199,320)

Net unrealized depreciation	$(5,668,756)

Federal income tax cost of investments	$213,916,960

At September 30, 2008, the Portfolio had loaned securities with a total value of $5,238,714. This was secured by collateral of $5,343,304 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.2%)
Auto Components (1.5%)
WABCO Holdings, Inc.	471,806	$16,767,985

Diversified Consumer Services (2.5%)
DeVry, Inc.	566,208	28,049,945

Hotels, Restaurants & Leisure (4.2%)
Burger King Holdings, Inc.^	291,682	7,163,710
International Game Technology	1,953,395	33,559,326
Las Vegas Sands Corp.*^	176,800	6,384,248

		47,107,284

Household Durables (1.5%)
Harman International Industries, Inc.	505,716	17,229,744

Media (3.5%)
Walt Disney Co.	1,301,578	39,945,429

Specialty Retail (1.0%)
Abercrombie & Fitch Co., Class A	81,600	3,219,120
Dick's Sporting Goods, Inc.*^	428,519	8,390,402

		11,609,522

Total Consumer Discretionary		160,709,909

Consumer Staples (9.4%)
Beverages (6.6%)
Coca Cola Hellenic Bottling Co.
S.A. (ADR)^	842,150	18,729,416
Molson Coors Brewing Co., Class B	1,192,922	55,769,103

		74,498,519

Food & Staples Retailing (2.8%)
CVS Caremark Corp.	956,600	32,199,156

Total Consumer Staples		106,697,675

Energy (20.3%)
Energy Equipment & Services (6.8%)
Cameron International Corp.*	490,115	18,889,032
Diamond Offshore Drilling, Inc.^	179,400	18,488,964
Oceaneering International, Inc.*	421,792	22,489,950
SEACOR Holdings, Inc.*^	215,300	16,997,935

		76,865,881

Oil, Gas & Consumable Fuels (13.5%)
Arch Coal, Inc.	192,844	6,342,639
Chesapeake Energy Corp.	887,818	31,837,153
Consol Energy, Inc.	665,947	30,560,308
Denbury Resources, Inc.*	535,143	10,189,123
EOG Resources, Inc.	141,600	12,667,536
EXCO Resources, Inc.*	858,200	14,005,824
Peabody Energy Corp.	489,864	22,043,880
Range Resources Corp.	125,719	5,389,573
Ultra Petroleum Corp.*^	374,934	20,748,848

		153,784,884

Total Energy		230,650,765

Financials (7.5%)
Capital Markets (3.0%)
Ashmore Global Opportunities Ltd.*	295,000	2,647,750
Ashmore Group plc	4,317,969	15,151,507
Janus Capital Group, Inc.	621,928	15,100,412
Och-Ziff Capital Management Group LLC, Class A	82,900	$969,101

		33,868,770

Diversified Financial Services (2.7%)
BM&F Bovespa S.A.	2,969,600	13,077,539
Deutsche Boerse AG	185,900	16,947,947

		30,025,486

Insurance (0.4%)
Genworth Financial, Inc., Class A	139,667	1,202,533
XL Capital Ltd., Class A	199,757	3,583,640

		4,786,173

Real Estate Investment Trusts (REITs) (0.9%)
CapitalSource, Inc. (REIT)^	864,797	10,637,003

Real Estate Management & Development (0.5%)
St Joe Co.*^	138,159	5,400,635

Total Financials		84,718,067

Health Care (10.0%)
Health Care Equipment & Supplies (4.3%)
C.R. Bard, Inc.	276,540	26,235,350
St. Jude Medical, Inc.*	527,997	22,962,589

		49,197,939

Health Care Providers & Services (3.3%)
Express Scripts, Inc.*	515,498	38,054,062

Life Sciences Tools & Services (2.4%)
Waters Corp.*	461,236	26,834,711

Total Health Care		114,086,712

Industrials (11.6%)
Commercial Services & Supplies (2.3%)
Waste Management, Inc.	812,068	25,572,021

Electrical Equipment (2.2%)
Alstom S.A.^	337,397	25,443,067

Machinery (6.5%)
Colfax Corp.*	388,186	6,486,588
Flowserve Corp.	596,313	52,934,705
Joy Global, Inc.	327,700	14,792,378

		74,213,671

Road & Rail (0.6%)
All America Latina Logistica S.A.	970,800	6,667,905

Transportation Infrastructure (0.0%)
LLX Logistica S.A.*	135,600	128,268

Total Industrials		132,024,932

Information Technology (8.0%)
Communications Equipment (1.2%)
QUALCOMM, Inc.	323,300	13,892,201

Internet Software & Services (0.2%)
Akamai Technologies, Inc.*	121,734	2,123,041

IT Services (6.1%)
Fiserv, Inc.*	960,551	45,453,273
Global Cash Access Holdings, Inc.*^	1,065,530	5,391,582

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Visa, Inc., Class A	293,408	$18,012,317

		68,857,172

Semiconductors & Semiconductor Equipment (0.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)^	651,826	6,107,610

Total Information Technology		90,980,024

Materials (4.0%)
Metals & Mining (4.0%)
Agnico-Eagle Mines Ltd.^	93,100	5,110,732
Cia de Minas Buenaventura S.A. (ADR)^	544,900	12,794,252
Freeport-McMoRan Copper & Gold, Inc.	78,514	4,463,521
Newcrest Mining Ltd.	641,941	14,089,065
Silver Wheaton Corp.*^	1,083,188	8,794,082

Total Materials		45,251,652

Telecommunication Services (2.7%)
Wireless Telecommunication Services (2.7%)
American Tower Corp., Class A*	858,787	30,890,568

Total Telecommunication Services		30,890,568

Utilities (2.9%)
Electric Utilities (2.9%)
Entergy Corp.	312,000	27,771,120
Exelon Corp.	88,100	5,516,822

Total Utilities		33,287,942

Total Common Stocks (90.6%) (Cost $1,182,934,798)		1,029,298,246

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.5%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$11,110,682	11,110,682
Comerica Bank
2.81%, 1/12/09 (l)	5,000,574	5,000,574
Gemini Securitization Corp.
6.50%, 10/1/08	1,999,639	1,999,639
Liberty Street Funding Co.
7.25%, 10/1/08	1,999,597	1,999,597
Market Street Funding Corp.
7.50%, 10/1/08	1,999,583	1,999,583
MassMutual Global Funding II
2.15%, 3/26/10 (l)	12,000,000	12,000,000
MBIA Global Funding LLC
2.11%, 1/23/09 (l)	7,500,000	7,500,000
Merrill Lynch & Co., Inc.
2.55%, 5/8/09 (l)	7,000,000	7,000,000
Newport Funding Corp.
6.50%, 10/1/08	2,499,549	2,499,549
Tango Finance Corp.
2.13%, 6/25/09 (l)	4,998,646	4,998,646
Ticonderoga Funding LLC
6.50%, 10/1/08	1,999,639	1,999,639
Wells Fargo & Co.
7.13%, 8/3/09 (l)	$5,000,000	$5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		63,107,909

Time Deposit (8.4%)
JPMorgan Chase Nassau
0.58%, 10/1/08	95,214,844	95,214,844

Total Short-Term Investments (13.9%) (Amortized Cost $158,322,753)		158,322,753

Total Investments (104.5%) (Cost/Amortized Cost $1,341,257,551)		1,187,620,999
Other Assets Less Liabilities (-4.5%)		(50,884,576)

Net Assets (100%)		$1,136,736,423

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$955,018,910	$232,602,089	$—	$1,187,620,999
Other Investments*	—	–	—	—

Total	$955,018,910	$232,602,089	$—	$1,187,620,999

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,981,116,809
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,078,759,834

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,958,134
Aggregate gross unrealized depreciation	(197,265,412)

Net unrealized depreciation	$(163,307,278)

Federal income tax cost of investments	$1,350,928,277

At September 30, 2008, the Portfolio had loaned securities with a total value of $63,421,804. This was secured by collateral of $63,107,909 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $10,541, which the Portfolio cannot repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (1.8%)
Financials (1.0%)
Diversified Financials (0.6%)
Citigroup Funding, Inc.
8.500%, 11/26/08	$300,000	$5,587,650

Real Estate Investment Trusts (REITs) (0.4%)
iStar Financial, Inc.
4.383%, 10/1/12(l)	7,500,000	4,012,500

Total Financials		9,600,150

Health Care (0.2%)
Pharmaceuticals (0.2%)
Mylan, Inc.
3.750%, 9/15/15§	2,000,000	1,965,000

Total Health Care		1,965,000

Information Technology (0.6%)
Semiconductors & Semiconductor Equipment (0.6%)
Advanced Micro Devices, Inc.
5.750%, 8/15/12§	10,000,000	5,700,000

Total Information Technology		5,700,000

Total Convertible Bonds		17,265,150

Corporate Bonds (51.5%)
Consumer Discretionary (11.9%)
Auto Components (0.4%)
Allison Transmission, Inc.
Term Loan
5.220%, 8/7/14(l)	$2,704,435	2,224,399
5.560%, 8/7/14(l)	403,226	331,653
5.570%, 8/7/14(l)	1,774,194	1,459,274

		4,015,326

Automobiles (0.2%)
Ford Motor Co.
7.450%, 7/16/31	3,500,000	1,505,000
General Motors Corp.
8.375%, 7/15/33	1,700,000	680,000

		2,185,000

Hotels, Restaurants & Leisure (0.3%)
MGM MIRAGE
6.750%, 4/1/13	2,000,000	1,560,000
6.625%, 7/15/15	450,000	312,750
7.625%, 1/15/17	2,000,000	1,440,000

		3,312,750

Household Durables (0.9%)
Beazer Homes USA, Inc.
6.875%, 7/15/15	1,750,000	1,085,000
D.R. Horton, Inc.
5.625%, 1/15/16	2,350,000	1,739,000
6.500%, 4/15/16	1,000,000	760,000
KB Home
6.375%, 8/15/11	1,950,000	1,764,750
5.750%, 2/1/14	4,000,000	3,220,000

		8,568,750

Media (7.6%)
Cablevision Systems Corp. Series B
8.000%, 4/15/12	8,500,000	7,990,000
CanWest Media, Inc.
8.000%, 9/15/12	$10,000,000	$8,350,000
CCH I Holdings LLC
13.500%, 1/15/14(e)^	11,000,000	4,620,000
11.750%, 5/15/14(e)^	10,000,000	3,850,000
CCH I LLC/CCH I Capital Corp.
11.000%, 10/1/15^	9,000,000	5,940,000
CCH II LLC/CCH II Capital Corp.
10.250%, 9/15/10	10,000,000	9,000,000
Dex Media, Inc.
0.000%, 11/15/13(e)	10,500,000	4,830,000
8.000%, 11/15/13	2,500,000	1,150,000
DirecTV Holdings LLC/DirecTV Financing Co.
7.625%, 5/15/16§	10,000,000	9,049,999
Echostar DBS Corp.
7.750%, 5/31/15	8,500,000	7,203,750
Idearc, Inc.
Term Loan A
5.210%, 11/17/13(l)	3,000,000	1,878,000
R.H. Donnelley Corp.
8.875%, 10/15/17	12,000,000	4,080,000
Series A-1
6.875%, 1/15/13	2,350,000	916,500
Series A-2
6.875%, 1/15/13^	5,500,000	2,145,000
Series A-3
8.875%, 1/15/16	2,500,000	850,000
Univision Communications, Inc.
9.750%, 3/15/15 PIK§^	6,000,000	2,790,000

		74,643,249

Media (1.3%)
Clear Channel Communications, Inc.
Term Loan B
7.359%, 11/13/15(l)	15,500,000	12,542,089

Multiline Retail (1.2%)
Dollar General Corp.
10.625%, 7/15/15^	8,000,000	7,880,000
11.875%, 7/15/17 PIK	4,000,000	3,700,000

		11,580,000

Total Consumer Discretionary		116,847,164

Consumer Staples (0.4%)
Food Products (0.2%)
Dole Foods Co., Inc.
8.625%, 5/1/09	1,900,000	1,814,500

Household Products (0.2%)
Johnsondiversey Holdings, Inc. Series B
10.670%, 5/15/13(e)	2,500,000	2,425,000

Total Consumer Staples		4,239,500

Energy (5.5%)
Energy Equipment & Services (0.4%)
SESI LLC
6.875%, 6/1/14^	5,000,000	4,350,000

Oil, Gas & Consumable Fuels (5.1%)
Callon Petroleum Co. Series B
9.750%, 12/8/10	1,300,000	1,215,500

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Chesapeake Energy Corp.
6.500%, 8/15/17	$4,000,000	$3,500,000
6.250%, 1/15/18	2,900,000	2,479,500
7.250%, 12/15/18	8,500,000	7,820,000
6.875%, 11/15/20	1,300,000	1,111,500
El Paso Corp.
7.250%, 6/1/18	6,500,000	6,045,000
7.750%, 1/15/32	1,700,000	1,422,820
Mariner Energy, Inc.
7.500%, 4/15/13	3,950,000	3,495,750
Newfield Exploration Co.
6.625%, 4/15/16	1,800,000	1,602,000
PetroHawk Energy Corp.
7.875%, 6/1/15§	5,200,000	4,524,000
Pioneer Natural Resources Co.
6.875%, 5/1/18	4,000,000	3,561,452
Plains Exploration & Production Co.
7.750%, 6/15/15	5,000,000	4,600,000
Sabine Pass LNG LP
7.250%, 11/30/13	3,500,000	2,765,000
7.500%, 11/30/16	3,000,000	2,340,000
W&T Offshore, Inc.
8.250%, 6/15/14§	4,000,000	3,200,000

		49,682,522

Total Energy		54,032,522

Financials (12.1%)
Capital Markets (0.3%)
Lehman Brothers Holdings, Inc.
6.200%, 9/26/14(h)	10,000,000	1,250,000
6.875%, 5/2/18(h)	3,400,000	425,000
Merrill Lynch & Co., Inc.
6.875%, 4/25/18	2,000,000	1,769,500

		3,444,500

Commercial Banks (0.5%)
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	2,200,000	1,918,422
Wells Fargo Capital XV
9.750%, 12/29/49(l)	3,000,000	2,910,000

		4,828,422

Consumer Finance (6.9%)
American Express Co.
7.000%, 3/19/18	2,000,000	1,765,156
American Express Credit Corp. Series C
7.300%, 8/20/13	10,000,000	9,645,260
Ford Motor Credit Co. LLC
7.375%, 10/28/09	25,000,000	20,099,149
7.875%, 6/15/10	9,000,000	6,869,943
7.375%, 2/1/11	6,000,000	3,986,886
7.250%, 10/25/11	2,000,000	1,271,786
GMAC LLC
5.625%, 5/15/09	10,000,000	7,145,220
7.750%, 1/19/10	20,000,000	11,975,300
7.250%, 3/2/11	2,000,000	945,964
6.875%, 9/15/11	9,000,000	4,015,683
6.875%, 8/28/12	2,000,000	794,956

		68,515,303

Diversified Financial Services (2.2%)
CEVA Group plc
10.000%, 9/1/14§	10,000,000	9,600,000
JPMorgan Chase & Co.
7.900%, 4/29/49	$11,300,000	$9,513,244
Rexnord Holdings, Inc.
Term Loan
9.676%, 2/20/13(l)§	2,323,015	1,858,412
Vanguard Health Holding Co. I LLC
0.000%, 10/1/15(e)	1,445,000	1,249,925

		22,221,581

Insurance (1.3%)
American International Group, Inc.
8.250%, 8/15/18§	10,000,000	5,809,730
8.175%, 5/15/58(l)§	11,000,000	1,762,134
Liberty Mutual Group, Inc.
10.750%, 6/15/58(l)§	8,000,000	5,760,000

		13,331,864

Real Estate Investment Trusts (REITs) (0.8%)
Host Hotels & Resorts LP
6.875%, 11/1/14	1,800,000	1,557,000
Series O
6.375%, 3/15/15	1,750,000	1,421,875
Series Q
6.750%, 6/1/16	1,000,000	817,500
iStar Financial, Inc.
8.625%, 6/1/13	7,500,000	3,900,000

		7,696,375

Thrifts & Mortgage Finance (0.1%)
Residential Capital LLC
9.625%, 5/15/15§	2,372,000	569,280
Washington Mutual Preferred Funding LLC
9.750%, 12/31/49†§	2,500,000	—

		569,280

Total Financials		120,607,325

Health Care (5.7%)
Health Care Equipment & Supplies (0.3%)
Bausch & Lomb, Inc.
Term Loan
0.000%, 4/26/15(l)	522,000	481,763
7.012%, 4/26/15(l)	2,366,400	2,183,990

		2,665,753

Health Care Providers & Services (5.4%)
Community Health Systems, Inc.
8.875%, 7/15/15	10,000,000	9,500,000
DaVita, Inc.
6.625%, 3/15/13	1,686,000	1,601,700
7.250%, 3/15/15	3,000,000	2,850,000
HCA, Inc.
6.500%, 2/15/16	6,000,000	4,755,000
9.250%, 11/15/16	1,800,000	1,750,500
Tenet Healthcare Corp.
6.375%, 12/1/11	12,400,000	11,439,000
7.375%, 2/1/13	4,000,000	3,640,000
9.250%, 2/1/15^	15,500,000	14,647,501
U.S. Oncology Holdings, Inc.
8.334%, 3/15/12 PIK(l)	4,835,994	3,699,535

		53,883,236

Total Health Care		56,548,989

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Industrials (3.6%)
Aerospace & Defense (0.1%)
L-3 Communications Corp.
5.875%, 1/15/15		$1,100,000	$995,500

Building Products (0.3%)
Nortek, Inc.
10.000%, 12/1/13§		3,500,000	3,080,000

Commercial Services & Supplies (1.1%)
Allied Waste North America, Inc.
6.125%, 2/15/14		1,000,000	920,000
Series B
7.375%, 4/15/14		7,700,000	7,488,250
7.125%, 5/15/16		2,100,000	1,958,250

			10,366,500

Industrial Conglomerates (1.4%)
RBS Global, Inc. & Rexnord Corp.
9.500%, 8/1/14		2,000,000	1,880,000
11.750%, 8/1/16^		2,000,000	1,890,000
8.875%, 9/1/16		1,000,000	910,000
U.S. Investigations Services, Inc.
Term Loan
5.954%, 4/1/15(l)		9,924,812	8,535,338

			13,215,338

Road & Rail (0.7%)
Hertz Corp.
8.875%, 1/1/14		8,000,000	6,900,000
10.500%, 1/1/16^		500,000	417,500

			7,317,500

Total Industrials			34,974,838

Information Technology (5.4%)
Communications Equipment (0.4%)
Nortel Networks Ltd.
10.750%, 7/15/16§		5,700,000	3,491,250

Electronic Equipment, Instruments & Components (0.7%)
Flextronics International Ltd.
6.250%, 11/15/14		4,000,000	3,380,000
NXP B.V./NXP Funding LLC
9.500%, 10/15/15^		750,000	386,250
Sanmina-SCI Corp.
6.750%, 3/1/13		2,000,000	1,750,000
8.125%, 3/1/16		2,000,000	1,700,000

			7,216,250

IT Services (3.0%)
Ceridian Corp.
11.250%, 11/15/15§		11,500,000	9,487,501
First Data Corp.
9.875%, 9/24/15§^		8,600,000	6,751,000
Term Loan
6.512%, 9/24/14(l)		9,925,000	8,461,062
SunGard Data Systems, Inc.
10.625%, 5/15/15§		5,000,000	4,700,000

			29,399,563

Semiconductors & Semiconductor Equipment (1.3%)
Freescale Semiconductor, Inc.
8.875%, 12/15/14		9,000,000	6,210,000
10.125%, 12/15/16^		10,000,000	6,400,000

			12,610,000

Total Information Technology			52,717,063

Materials (1.0%)
Chemicals (0.3%)
Ineos Group Holdings plc
7.875%, 2/15/16§^	EUR	4,000,000	$2,970,458

Containers & Packaging (0.5%)
Berry Plastics Holding Corp.
8.875%, 9/15/14		$2,500,000	1,950,000
Term Loan
9.041%, 6/15/14(l)		3,300,030	2,661,474
Jefferson Smurfit Corp.
8.250%, 10/1/12		1,000,000	835,000

			5,446,474

Metals & Mining (0.2%)
Novelis, Inc.
7.250%, 2/15/15		1,750,000	1,522,500

Total Materials			9,939,432

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
Digicel Group Ltd.
8.875%, 1/15/15§		3,000,000	2,520,000

Total Telecommunication
Services			2,520,000

Utilities (5.6%)
Electric Utilities (3.9%)
Energy Future Holdings Corp.
11.250%, 11/1/17 PIK§		12,200,000	10,309,000
Intergen N.V.
9.000%, 6/30/17§		1,500,000	1,500,000
Public Service Co. of New Mexico
7.950%, 5/15/18		3,800,000	3,586,858
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/1/15§		10,000,000	9,025,000
10.500%, 11/1/16 PIK§		10,000,000	8,475,000
Term Loan
5.989%, 10/10/14(l)		1,910,786	1,612,225
6.169%, 10/10/14(l)		74,000	62,438
6.302%, 10/10/14(l)		5,359,714	4,522,259

			39,092,780

Independent Power Producers & Energy Traders (1.5%)
Dynegy Holdings, Inc.
6.875%, 4/1/11		5,000,000	4,550,000
8.750%, 2/15/12		3,900,000	3,685,500
8.375%, 5/1/16		2,500,000	2,175,000
7.750%, 6/1/19		3,500,000	2,800,000
Reliant Energy, Inc.
7.875%, 6/15/17		1,800,000	1,332,000

			14,542,500

Multi-Utilities (0.2%)
PNM Resources, Inc.
9.250%, 5/15/15		1,600,000	1,576,000

Total Utilities			55,211,280

Total Corporate Bonds			507,638,113

Government Securities (3.4%)
U.S. Government Agencies (3.4%)
Federal Home Loan Mortgage Corp.
5.000%, 10/1/36		1,733,782	1,690,503
5.500%, 5/1/37		8,665,406	8,626,264

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 6/1/37	$9,283,646	$9,241,711
Federal National Mortgage Association
5.000%, 2/1/37	4,753,547	4,634,889
5.500%, 7/1/37	8,962,701	8,945,519

Total Government Securities		33,138,886

Total Long-Term Debt Securities (56.7%) (Cost $701,430,408)		558,042,149

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.2%)
Automobiles (0.2%)
General Motors Corp. Series C
6.250%	200,000	1,600,000

Total Consumer Discretionary		1,600,000

Financials (2.0%)
Capital Markets (0.8%)
Goldman Sachs Group, Inc.
9.000%§	75,000	2,968,800
Legg Mason, Inc.
7.000%	150,000	5,250,000
Lehman Brothers Holdings, Inc. Series P
7.250%(h)	18,190	18,190
Series Q
8.750%(h)	24,000	12,000

		8,248,990

Commercial Banks (0.1%)
Wachovia Corp. Series L
7.500%	2,500	962,500

Diversified Financial Services (0.8%)
Bank of America Corp. Series L
7.250%	7,810	6,521,350
Citigroup, Inc. Series T
6.500%	65,000	2,665,000

		9,186,350

Insurance (0.1%)
American International Group, Inc.
8.500%	100,000	859,000

Real Estate Investment Trusts (REITs) (0.1%)
FelCor Lodging Trust, Inc. Series A
1.950%	60,000	731,250

Thrifts & Mortgage Finance (0.1%)
Fannie Mae
5.375%	80	260,000
Series 08-1
8.750%	189,400	462,136
Washington Mutual, Inc. Series R
7.750%(h)†§	8,100	—

		722,136

Total Financials		20,710,226

Health Care (0.7%)
Pharmaceuticals (0.7%)
Schering-Plough Corp.
6.000%	40,000	$6,850,000

Total Health Care		6,850,000

Utilities (0.6%)
Electric Utilities (0.6%)
CMS Energy Trust I
7.750%	125,000	5,500,000

Total Utilities		5,500,000

Total Convertible Preferred Stocks (3.5%) (Cost $118,164,435)		34,660,226

PREFERRED STOCKS:
Financials (0.2%)
Thrifts & Mortgage Finance (0.2%)
Fannie Mae Series Q
6.750%	200,000	360,000
Series R
7.625%	306,800	748,592
Series S
8.250%(l)	149,600	326,128
Freddie Mac
8.375%(l)	288,100	469,603

Total Preferred Stocks (0.2%) (Cost $23,612,500)		1,904,323

COMMON STOCKS:
Consumer Discretionary (1.2%)
Multiline Retail (0.5%)
Target Corp	110,000	5,395,500

Specialty Retail (0.7%)
Home Depot, Inc	250,000	6,472,500

Total Consumer Discretionary		11,868,000

Energy (3.6%)
Oil, Gas & Consumable Fuels (3.6%)
Canadian Oil Sands Trust	400,000	14,568,006
Chevron Corp.	100,000	8,248,000
ConocoPhillips	100,000	7,325,000
Spectra Energy Corp.	225,000	5,355,000

Total Energy		35,496,006

Financials (3.8%)
Capital Markets (0.5%)
Goldman Sachs Group, Inc.*§	149,400	5,254,697

Commercial Banks (1.2%)
HSBC Holdings plc	500,000	8,097,420
Wells Fargo & Co.	100,000	3,753,000

		11,850,420

Diversified Financial Services (1.9%)
Bank of America Corp	500,000	17,500,000

Real Estate Investment Trusts (REITs) (0.2%)
Duke Realty Corp. (REIT)	80,000	1,966,400

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
iStar Financial, Inc. (REIT)^	156,800	$407,680

		2,374,080

Total Financials		36,979,197

Health Care (3.5%)
Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	200,000	4,170,000
Merck & Co., Inc.	400,000	12,624,000
Pfizer, Inc.	950,000	17,518,000

Total Health Care		34,312,000

Industrials (1.2%)
Industrial Conglomerates (1.2%)
3M Co.	10,100	689,931
General Electric Co.	420,000	10,710,000

Total Industrials		11,399,931

Information Technology (2.3%)
Semiconductors & Semiconductor Equipment (2.3%)
Intel Corp.	725,000	13,579,250
Maxim Integrated Products, Inc.	300,000	5,430,000
Microchip Technology, Inc.^	110,000	3,237,300

Total Information Technology		22,246,550

Materials (0.5%)
Chemicals (0.5%)
Dow Chemical Co.	150,000	4,767,000

Metals & Mining (0.0%)
Barrick Gold Corp.	10,000	367,400

Total Materials		5,134,400

Telecommunication Services (2.3%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	600,000	16,752,000
Verizon Communications, Inc.	170,000	5,455,300

Total Telecommunication Services		22,207,300

Utilities (16.6%)
Electric Utilities (7.3%)
American Electric Power Co., Inc.	130,000	4,813,900
Duke Energy Corp.	750,000	13,072,500
FirstEnergy Corp.	150,000	10,048,500
FPL Group, Inc.	124,200	6,247,260
Pinnacle West Capital Corp.	150,000	5,161,500
Portland General Electric Co.	250,000	5,915,000
Progress Energy, Inc.	100,000	4,313,000
Southern Co.	600,000	22,614,000

		72,185,660

Gas Utilities (0.8%)
AGL Resources, Inc.	175,000	5,491,500
Atmos Energy Corp.	85,000	2,262,700

		7,754,200

Multi-Utilities (8.5%)
Ameren Corp.	160,000	6,244,800
Consolidated Edison, Inc.	200,000	8,592,000
Dominion Resources, Inc.	330,000	14,117,400
NiSource, Inc.	70,000	1,033,200
PG&E Corp.	400,000	14,980,000
PNM Resources, Inc.	66,556	681,533
Public Service Enterprise Group, Inc.	350,000	11,476,500
Puget Energy, Inc.	180,000	$4,806,000
Sempra Energy	163,900	8,272,033
TECO Energy, Inc.	300,000	4,719,000
Xcel Energy, Inc.	500,000	9,995,000

		84,917,466

Total Utilities		164,857,326

Total Common Stocks (35.0%) (Cost $397,671,012)		344,500,710

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.2%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$27,088,227	27,088,227
Gemini Securitization Corp.
6.50%, 10/1/08	999,819	999,819
Liberty Street Funding Co.
7.25%, 10/1/08	999,799	999,799
Market Street Funding Corp.
7.50%, 10/1/08	999,792	999,792
Ticonderoga Funding LLC
6.50%, 10/1/08	999,819	999,819

Total Short-Term Investments of Cash Collateral for Securities Loaned		31,087,456

Time Deposit (4.7%)
JPMorgan Chase Nassau
0.58%, 10/1/08	46,765,150	46,765,150

Total Short-Term Investments (7.9%) (Amortized Cost $77,852,606)		77,852,606

Total Investments (103.3%) (Cost/Amortized Cost $1,318,730,961)		1,016,960,014
Other Assets Less Liabilities (-3.3%)		(32,304,972)

Net Assets (100%)		$984,655,042

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.0% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2008, the market value of these securities amounted to $123,121,261 or 12.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

EUR — European Currency Unit

PIK — Payment-in Kind Security

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$342,216,742	$674,743,272	$—	$1,016,960,014
Other Investments*	—	—	—	—

Total	$342,216,742	$674,743,272	$—	$1,016,960,014

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/08	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(8,904,767)	$—

The unrealized gains/losses listed above may include securities that had a zero Market Value when transferred in, or may include securities whose Cost and Market Value were zero; these securities therefore appear to have no dollar activity during period.

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$726,119,075
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$403,847,563

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,179,132
Aggregate gross unrealized depreciation	(305,950,079)

Net unrealized depreciation	$(301,770,947)

Federal income tax cost of investments	$1,318,730,961

At September 30, 2008, the Portfolio had loaned securities with a total value of $28,100,316. This was secured by collateral of $31,087,456 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (25.0%)
Auto Components (1.2%)
Autoliv, Inc.	88,700	$2,993,625
Gentex Corp.	192,000	2,745,600

		5,739,225

Automobiles (2.7%)
Monaco Coach Corp.	722,300	1,408,485
Thor Industries, Inc.^	320,900	7,964,738
Winnebago Industries, Inc.^	301,800	3,899,256

		13,272,479

Diversified Consumer Services (2.0%)
Hillenbrand, Inc.	95,400	1,923,264
Regis Corp.	285,000	7,837,500

		9,760,764

Household Durables (6.6%)
Bassett Furniture Industries, Inc.	2,000	17,100
D.R. Horton, Inc.	234,624	3,054,805
Ethan Allen Interiors, Inc.^	222,500	6,234,450
Hooker Furniture Corp.^	291,000	5,165,250
La-Z-Boy, Inc.^	550,200	5,127,864
M.D.C. Holdings, Inc.	149,100	5,455,569
M/I Homes, Inc.	308,000	7,016,240
Russ Berrie & Co., Inc.*	2,800	21,476

		32,092,754

Leisure Equipment & Products (1.2%)
Brunswick Corp.^	457,900	5,856,541

Multiline Retail (2.4%)
Fred’s, Inc., Class A	313,800	4,462,236
Saks, Inc.*^	433,800	4,012,650
Tuesday Morning Corp.*^	714,400	2,950,472

		11,425,358

Specialty Retail (7.3%)
Brown Shoe Co., Inc.	477,400	7,819,812
Christopher & Banks Corp.^	550,900	4,225,403
Group 1 Automotive, Inc.^	187,300	4,070,029
HOT Topic, Inc.*	426,700	2,820,487
Men’s Wearhouse, Inc.	230,400	4,893,696
Pier 1 Imports, Inc.*	789,900	3,262,287
West Marine, Inc.*^	269,400	1,605,624
Zale Corp.*^	263,400	6,585,000

		35,282,338

Textiles, Apparel & Luxury Goods (1.6%)
Timberland Co., Class A*	166,100	2,885,157
Warnaco Group, Inc.*	108,000	4,891,320

		7,776,477

Total Consumer Discretionary		121,205,936

Consumer Staples (1.4%)
Food & Staples Retailing (1.4%)
Casey’s General Stores, Inc.	217,600	6,564,992

Total Consumer Staples		6,564,992

Energy (7.7%)
Energy Equipment & Services (5.6%)
Atwood Oceanics, Inc.*	58,000	2,111,200
Bristow Group, Inc.*^	154,600	5,231,664
CARBO Ceramics, Inc.^	6,600	340,626
Global Industries Ltd.*^	272,500	1,891,150
Helix Energy Solutions Group, Inc.*	173,300	4,207,724
Oil States International, Inc.*	89,000	$3,146,150
Rowan Cos., Inc.	115,200	3,519,360
Tidewater, Inc.^	50,100	2,773,536
Unit Corp.*	74,700	3,721,554

		26,942,964

Oil, Gas & Consumable Fuels (2.1%)
General Maritime Corp.^	131,200	2,555,776
Overseas Shipholding Group, Inc.	52,500	3,061,275
Teekay Corp.	173,100	4,566,378

		10,183,429

Total Energy		37,126,393

Financials (16.6%)
Commercial Banks (1.5%)
Chemical Financial Corp.^	217,100	6,760,494
Peoples Bancorp, Inc./Ohio^	28,300	616,091

		7,376,585

Insurance (12.3%)
American National Insurance Co.	41,700	3,599,961
Arthur J. Gallagher & Co.	154,600	3,967,036
Aspen Insurance Holdings Ltd.	275,700	7,581,750
Erie Indemnity Co., Class A	87,300	3,690,171
IPC Holdings Ltd.	265,800	8,029,818
Montpelier Reinsurance Holdings Ltd.^	380,800	6,287,008
Old Republic International Corp.	772,400	9,848,100
Protective Life Corp.	156,800	4,470,368
RLI Corp.	78,400	4,867,856
StanCorp Financial Group, Inc.	112,600	5,855,200
Syncora Holdings Ltd.^	406,500	532,515
Zenith National Insurance Corp.	18,700	685,168

		59,414,951

Real Estate Investment Trusts (REITs) (0.4%)
Arbor Realty Trust, Inc. (REIT)^	210,100	2,101,000

Thrifts & Mortgage Finance (2.4%)
Corus Bankshares, Inc.^	536,200	2,171,610
PMI Group, Inc.^	197,400	582,330
Trustco Bank Corp./New York^	760,300	8,903,113

		11,657,053

Total Financials		80,549,589

Health Care (1.9%)
Health Care Equipment & Supplies (1.9%)
Hill-Rom Holdings, Inc.	86,700	2,627,877
STERIS Corp.	79,500	2,987,610
Teleflex, Inc.	12,000	761,880
West Pharmaceutical Services, Inc.	61,100	2,982,902

Total Health Care		9,360,269

Industrials (26.7%)
Airlines (1.1%)
SkyWest, Inc.	322,000	5,145,560

Building Products (7.0%)
American Woodmark Corp.^	161,400	3,623,430
Apogee Enterprises, Inc.	423,500	6,365,205
Gibraltar Industries, Inc.	477,300	8,930,283
Simpson Manufacturing Co., Inc.^	200,900	5,442,381

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Forest Products, Inc.^	274,300	$9,575,813

		33,937,112

Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	174,100	3,802,344
Mine Safety Appliances Co.^	192,100	7,322,852

		11,125,196

Electrical Equipment (3.6%)
A.O. Smith Corp.	72,100	2,825,599
Brady Corp., Class A	225,500	7,955,640
Franklin Electric Co., Inc.	127,300	5,671,215
Powell Industries, Inc.*	27,000	1,101,870

		17,554,324

Industrial Conglomerates (1.2%)
Carlisle Cos., Inc.	196,700	5,895,099

Machinery (9.3%)
Briggs & Stratton Corp.^	308,200	4,986,676
CIRCOR International, Inc.	48,200	2,093,326
Graco, Inc.	188,400	6,708,924
Kennametal, Inc.	208,100	5,643,672
Lincoln Electric Holdings, Inc.	2,100	135,051
Mueller Industries, Inc.	274,300	6,311,643
Nordson Corp.	77,200	3,791,292
Timken Co.	12,200	345,870
Trinity Industries, Inc.^	177,100	4,556,783
Wabash National Corp.^	577,400	5,456,430
Watts Water Technologies, Inc., Class A^	172,100	4,706,935

		44,736,602

Road & Rail (2.0%)
Dollar Thrifty Automotive Group, Inc.*^	368,700	711,591
Genesee & Wyoming, Inc., Class A*^	154,600	5,800,592
Kansas City Southern*	75,200	3,335,872

		9,848,055

Trading Companies & Distributors (0.2%)
Applied Industrial Technologies, Inc.	34,900	939,857

Total Industrials		129,181,805

Information Technology (5.6%)
Communications Equipment (1.1%)
Avocent Corp.*	255,700	5,231,622

Computers & Peripherals (0.3%)
Diebold, Inc.	41,600	1,377,376

Electronic Equipment, Instruments & Components (2.7%)
Benchmark Electronics, Inc.*	490,800	6,910,464
Mettler-Toledo International, Inc.*	63,700	6,242,600

		13,153,064

Semiconductors & Semiconductor Equipment (1.5%)
Cohu, Inc.	301,600	4,771,312
OmniVision Technologies, Inc.*	224,700	2,563,827

		7,335,139

Total Information Technology		27,097,201

Materials (9.2%)
Chemicals (4.4%)
Airgas, Inc.	43,200	2,144,880
Cabot Corp.	146,400	4,652,592
RPM International, Inc.	333,800	6,455,692
Westlake Chemical Corp.^	387,100	$8,140,713

		21,393,877

Containers & Packaging (0.5%)
AptarGroup, Inc.	61,500	2,405,265

Metals & Mining (2.9%)
Gerdau Ameristeel Corp.^	210,100	2,067,384
Reliance Steel & Aluminum Co.	186,900	7,096,593
Steel Dynamics, Inc.	291,600	4,983,444

		14,147,421

Paper & Forest Products (1.4%)
AbitibiBowater, Inc.*^	36,800	142,416
Glatfelter	354,100	4,794,514
Mercer International, Inc.*^	407,300	1,490,718

		6,427,648

Total Materials		44,374,211

Utilities (1.9%)
Electric Utilities (1.2%)
Sierra Pacific Resources	631,800	6,052,644

Gas Utilities (0.7%)
Atmos Energy Corp.	101,100	2,691,282
Energen Corp.	14,700	665,616

		3,356,898

Total Utilities		9,409,542

Total Common Stocks (96.0%)
(Cost $549,332,705)		464,869,938

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (13.3%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$46,221,378	46,221,378
Barton Capital Corp.
6.25%, 10/1/08	2,999,479	2,999,479
Gemini Securitization Corp.
6.50%, 10/1/08	2,999,458	2,999,458
Liberty Street Funding Co.
7.25%, 10/1/08	2,999,396	2,999,396
Market Street Funding Corp.
7.50%, 10/1/08	2,999,375	2,999,375
Newport Funding Corp.
6.50%, 10/1/08	2,999,458	2,999,458
Ticonderoga Funding LLC
6.50%, 10/1/08	2,999,458	2,999,458

Total Short-Term Investments of Cash Collateral for Securities Loaned		64,218,002

Time Deposit (8.5%)
JPMorgan Chase Nassau
0.58%, 10/1/08	41,319,075	41,319,075

Total Short-Term Investments (21.8%)
(Amortized Cost $105,537,077)		105,537,077

Total Investments (117.8%)
(Cost/Amortized Cost $654,869,782)		570,407,015
Other Assets Less Liabilities (-17.8%)		(86,294,205)

Net Assets (100%)		$484,112,810

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$464,869,938	$105,537,077	$—	$570,407,015
Other Investments*	—	—	—	—

Total	$464,869,938	$105,537,077	$—	$570,407,015

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$284,269,722
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$90,604,796

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,769,986
Aggregate gross unrealized depreciation	(98,232,753)

Net unrealized depreciation	$(84,462,767)

Federal income tax cost of investments	$654,869,782

At September 30, 2008, the Portfolio had loaned securities with a total value of $63,313,626. This was secured by collateral of $64,218,002 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Diversified Consumer Services (0.1%)
Corinthian Colleges, Inc.*	15,000	$225,000

Hotels, Restaurants & Leisure (1.5%)
Boyd Gaming Corp.	45,000	421,200
Churchill Downs, Inc.	10,000	489,800
Dover Motorsports, Inc.	20,000	109,000
Ladbrokes plc	45,000	152,079
MGM MIRAGE*^	44,000	1,254,000

		2,426,079

Household Durables (0.6%)
Fortune Brands, Inc.	5,000	286,800
Harman International Industries, Inc.	12,000	408,840
Nobility Homes, Inc.	2,000	32,400
Skyline Corp.	12,000	317,160

		1,045,200

Internet & Catalog Retail (0.0%)
Liberty Media Corp., Interactive, Class A*	5,000	64,550

Leisure Equipment & Products (0.2%)
Fairchild Corp., Class A*	95,000	247,000

Media (5.0%)
Acme Communications, Inc.*	10,000	9,500
Ascent Media Corp., Class A*	250	6,103
Beasley Broadcasting Group, Inc., Class A	17,000	28,730
Cablevision Systems Corp. - New York Group, Class A	110,000	2,767,600
CBS Corp., Class A	22,000	321,860
Clear Channel Outdoor Holdings, Inc., Class A*	82,000	1,121,760
Crown Media Holdings, Inc., Class A*	19,800	99,594
Discovery Communications, Inc., Class A*	2,500	35,625
Discovery Communications, Inc., Class C*	2,500	35,400
Emmis Communications Corp., Class A*	82,000	79,540
Fisher Communications, Inc.	18,000	709,200
Liberty Global, Inc., Class A*	1,080	32,724
Liberty Media Corp., Capital Series, Class A*	11,000	147,180
Liberty Media Corp., Entertainment Series, Class A*	45,600	1,138,632
LIN TV Corp., Class A*	150,000	774,000
Media General, Inc., Class A^	35,000	435,050
Salem Communications Corp., Class A*	37,700	47,125
Shaw Communications, Inc., Class B	3,000	60,990
Warner Music Group Corp.	30,000	228,000
Young Broadcasting, Inc., Class A*	30,000	1,575
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	8,451	62,853

		8,143,041

Multiline Retail (0.6%)
Macy’s, Inc.	52,000	934,960
Saks, Inc.*^	500	$4,625

		939,585

Specialty Retail (1.1%)
Genesco, Inc.*	1,000	33,480
Midas, Inc.*	25,000	344,000
O’Reilly Automotive, Inc.*	49,300	1,319,761
Pier 1 Imports, Inc.*	10,000	41,300
Sally Beauty Holdings, Inc.*^	15,000	129,000

		1,867,541

Textiles, Apparel & Luxury Goods (0.1%)
Heelys, Inc.*	43,500	194,880

Total Consumer Discretionary		15,152,876

Consumer Staples (13.7%)
Beverages (3.7%)
Anheuser-Busch Cos., Inc.	87,000	5,644,560
Dr. Pepper Snapple Group, Inc.*	20,000	529,600

		6,174,160

Food & Staples Retailing (0.9%)
CVS Caremark Corp.	15,000	504,900
Longs Drug Stores Corp.	11,400	862,296
SUPERVALU, Inc.	6,000	130,200

		1,497,396

Food Products (7.7%)
Cadbury plc (ADR)	29,000	1,187,260
Flowers Foods, Inc.	500	14,680
H.J. Heinz Co.	1,000	49,970
Hershey Co.	20,000	790,800
Reddy Ice Holdings, Inc.	1,000	3,650
Sara Lee Corp.	125,000	1,578,750
Tootsie Roll Industries, Inc.^	34,000	982,940
Wm. Wrigley Jr. Co.	101,100	8,027,340

		12,635,390

Personal Products (0.1%)
Alberto-Culver Co.	3,500	95,340

Tobacco (1.3%)
UST, Inc.	32,500	2,162,550

Total Consumer Staples		22,564,836

Energy (0.6%)
Energy Equipment & Services (0.2%)
Awilco Offshore ASA*	500	7,206
Rowan Cos., Inc.	8,000	244,400
RPC, Inc.	10,000	140,600

		392,206

Oil, Gas & Consumable Fuels (0.4%)
Alpha Natural Resources, Inc.*	6,000	308,580
Anadarko Petroleum Corp.	4,000	194,040
First Calgary Petroleums Ltd.*	10,000	31,759
WesternZagros Resources Ltd.*	40,000	46,230

		580,609

Total Energy		972,815

Financials (15.9%)
Capital Markets (0.9%)
BKF Capital Group, Inc.	14,000	15,400
Deutsche Bank AG (Registered)	1,000	72,790

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
SWS Group, Inc.	73,000	$1,471,680

		1,559,870

Commercial Banks (4.1%)
PNC Financial Services Group, Inc.	11,000	821,700
UnionBanCal Corp.	80,000	5,863,200
Wachovia Corp.	4,000	14,000

		6,698,900

Consumer Finance (0.8%)
American Express Co.	6,000	212,580
SLM Corp.*	90,000	1,110,600

		1,323,180

Diversified Financial Services (0.1%)
PHH Corp.*	10,000	132,900

Insurance (9.2%)
CNA Surety Corp.*	70,000	1,169,000
Hilb, Rogal & Hobbs Co.	60,000	2,804,400
Marsh & McLennan Cos., Inc.	61,000	1,937,360
Nationwide Financial Services, Inc., Class A^	100,000	4,933,000
Philadelphia Consolidated Holding Corp.*	75,000	4,392,750

		15,236,510

Thrifts & Mortgage Finance (0.8%)
Flushing Financial Corp.	14,200	248,500
New York Community Bancorp, Inc.	2,000	33,580
NewAlliance Bancshares, Inc.	65,000	976,950
Sovereign Bancorp, Inc.	1	4

.		1,259,034

Total Financials		26,210,394

Health Care (9.6%)
Biotechnology (2.3%)
Biogen Idec, Inc.*	8,000	402,320
Genentech, Inc.*	30,000	2,660,400
ImClone Systems, Inc.*	6,000	374,640
Tercica, Inc.*	40,000	357,600

		3,794,960

Health Care Equipment & Supplies (3.9%)
Advanced Medical Optics, Inc.*	45,000	800,100
AngioDynamics, Inc.*	2,000	31,600
ArthroCare Corp.*	20,000	554,400
CONMED Corp.*	2,000	64,000
Cryocath Technologies, Inc.*	1,000	7,733
Datascope Corp.	6,000	309,780
Exactech, Inc.*	1,000	22,240
Kensey Nash Corp.*	1,000	31,460
Orthofix International N.V.*	14,000	260,820
Osteotech, Inc.*	1,500	6,390
RTI Biologics, Inc.*	20,440	191,114
Vital Signs, Inc.	55,000	4,064,500

		6,344,137

Health Care Providers & Services (0.4%)
Apria Healthcare Group, Inc.*	28,000	510,720
Chemed Corp.	5,000	$205,300

		716,020

Health Care Technology (0.1%)
AMICAS, Inc.*	60,000	144,000

Life Sciences Tools & Services (0.2%)
Applied Biosystems, Inc.	10,000	342,500

Pharmaceuticals (2.7%)
Allergan, Inc.	3,000	154,500
Alpharma, Inc., Class A*	30,000	1,106,700
Bristol-Myers Squibb Co.	2,000	41,700
Sciele Pharma, Inc.*	100,000	3,079,000
UCB S.A.	3,000	105,160

		4,487,060

Total Health Care		15,828,677

Industrials (7.1%)
Aerospace & Defense (3.6%)
DRS Technologies, Inc.	62,000	4,758,500
Herley Industries, Inc.*	57,000	974,700
Honeywell International, Inc.	4,000	166,200

		5,899,400

Air Freight & Logistics (0.0%)
Park-Ohio Holdings Corp.*	1,000	17,890

Building Products (0.6%)
Griffon Corp.*	105,675	953,188

Commercial Services & Supplies (1.0%)
IKON Office Solutions, Inc.	10,000	170,100
Republic Services, Inc.	50,000	1,499,000

		1,669,100

Electrical Equipment (0.6%)
Belden, Inc.	1,000	31,790
Cooper Industries Ltd., Class A	4,000	159,800
SL Industries, Inc.*	23,000	304,750
Thomas & Betts Corp.*	12,000	468,840
Xantrex Technology, Inc.*	1,000	14,076

		979,256

Machinery (1.1%)
Ampco-Pittsburgh Corp.	1,000	25,900
Baldwin Technology Co. Inc., Class A*	20,000	51,200
CIRCOR International, Inc.	1,000	43,430
Flowserve Corp.	2,500	221,925
Gehl Co.*	5,000	147,150
Navistar International Corp.*	16,000	866,880
Tennant Co.	10,000	342,600
Watts Water Technologies, Inc., Class A^	1,000	27,350

		1,726,435

Trading Companies & Distributors (0.2%)
Kaman Corp.	13,500	384,480

Total Industrials		11,629,749

Information Technology (7.8%)
Communications Equipment (0.7%)
Foundry Networks, Inc.*	60,000	1,092,600

Computers & Peripherals (1.5%)
Diebold, Inc.	68,000	2,251,480

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
SanDisk Corp.*	10,000	$195,500

		2,446,980

Electronic Equipment, Instruments & Components (0.2%)
Epcos AG	1,000	25,153
Park Electrochemical Corp.	14,000	339,360
Zones, Inc.*	500	4,125

		368,638

Internet Software & Services (3.2%)
Greenfield Online, Inc.*	169,400	2,947,560
Yahoo!, Inc.*	140,000	2,422,000

		5,369,560

IT Services (0.1%)
Acxiom Corp.	7,000	87,780
Affiliated Computer Services, Inc., Class A*	1,000	50,630

		138,410

Semiconductors & Semiconductor Equipment (0.0%)
International Rectifier Corp.*	4,000	76,080

Software (2.1%)
Captaris, Inc.*	300	1,383
FalconStor Software, Inc.*	4,000	21,440
GSE Systems, Inc.*	424	2,968
i2 Technologies, Inc.*^	1,000	13,490
Mentor Graphics Corp.*	35,000	397,250
NDS Group, plc. (ADR)*	20,000	1,117,800
Secure Computing Corp.*	1,000	5,480
Take-Two Interactive Software, Inc.*	114,400	1,876,160

		3,435,971

Total Information Technology		12,928,239

Materials (8.0%)
Chemicals (7.2%)
Chemtura Corp.	180,000	820,800
Ciba Holding AG	30,000	1,287,776
Ferro Corp.	20,000	402,000
Hercules, Inc.	200,000	3,958,000
Nevada Chemicals, Inc.	300	3,954
Rohm & Haas Co.	75,000	5,250,000
Sensient Technologies Corp.	6,000	168,780

		11,891,310

Containers & Packaging (0.4%)
Greif, Inc., Class A	1,000	65,620
Myers Industries, Inc.	45,000	567,450

		633,070

Metals & Mining (0.4%)
Barrick Gold Corp.	6,000	220,440
Gold Fields Ltd. (ADR)	4,000	38,360
Rio Tinto plc (ADR)	1,500	374,250
WHX Corp.*	34,570	48,398

		681,448

Total Materials		13,205,828

Telecommunication Services (2.1%)
Diversified Telecommunication Services (0.4%)
Asia Satellite Telecommunications Holdings Ltd.	90,200	126,343
Cincinnati Bell, Inc.*	160,000	494,400

		620,743

Wireless Telecommunication Services (1.7%)
Centennial Communications Corp.*	15,000	93,600
Millicom International Cellular S.A.	9,000	618,030
Rogers Communications, Inc., Class B	1,200	39,888
Sprint Nextel Corp.	140,000	$854,000
U.S. Cellular Corp.*	26,000	1,219,920

		2,825,438

Total Telecommunication Services		3,446,181

Utilities (5.7%)
Electric Utilities (2.1%)
DPL, Inc.	20,000	496,000
Great Plains Energy, Inc.	124,120	2,757,947
Westar Energy, Inc.	6,000	138,240

		3,392,187

Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc.	15,000	364,500
NRG Energy, Inc.*	10,000	247,500

		612,000

Multi-Utilities (3.2%)
Integrys Energy Group, Inc.	1,000	49,940
NorthWestern Corp.	38,000	954,940
NSTAR	5,000	167,500
PNM Resources, Inc.	40,000	409,600
Puget Energy, Inc.	140,000	3,738,000
Suez S.A. (VVPR)*	4,000	56

		5,320,036

Total Utilities		9,324,223

Total Common Stocks (79.7%)
(Cost $145,651,763)		131,263,818

RIGHT:
Financials (0.0%)
Diversified Financial Services (0.0%)
Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 6/30/11*
(Cost $—)	6,000	3,900

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (16.0%)
U.S. Treasury Bills
1.53%, 10/9/08 (p)	$6,500,000	6,497,513
1.49%, 11/6/08 (p)	10,000,000	9,984,709
0.95%, 1/15/09 (p)	10,000,000	9,971,820

Total Government Securities		26,454,042

Short-Term Investment of Cash Collateral for Securities Loaned (0.9%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	1,410,222	1,410,222

Time Deposit (5.7%)
JPMorgan Chase Nassau
0.58%, 10/1/08	9,380,924	9,380,924

Total Short-Term Investments (22.6%)
(Cost/Amortized Cost $37,216,282)		37,245,188

Total Investments (102.3%)
(Cost/Amortized Cost $182,868,045)		168,512,906
Other Assets Less Liabilities (-2.3%)		(3,749,528)

Net Assets (100%)		$164,763,378

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

VVPR — Verlaagde Vooheffing Precompte Reduit (Belgium Dividend Coupon)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$129,501,092	$39,011,814	$—	$168,512,906
Other Investments*	—	—	—	—

Total	$129,501,092	$39,011,814	$—	$168,512,906

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$186,000	$—
Total gains or losses (realized/unrealized) included in earnings	39,110	—
Purchases, sales, issuances, and settlements (net)	(225,110)	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/08	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$209,836,658
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$204,940,980

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,966,205
Aggregate gross unrealized depreciation	(17,795,072)

Net unrealized depreciation	$(14,828,867)

Federal income tax cost of investments	$183,341,773

At September 30, 2008, the Portfolio had loaned securities with a total value of $1,440,327. This was secured by collateral of $1,410,222 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $137,148 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.4%)
Auto Components (2.4%)
Beru AG	11,000	$1,161,469
BorgWarner, Inc.	200,000	6,554,000
Dana Holding Corp.*	240,000	1,161,600
Hawk Corp., Class A*	100,000	2,013,000
Modine Manufacturing Co.	615,000	8,905,200
Proliance International, Inc.*	231,700	173,775
Spartan Motors, Inc.^	290,000	922,200
Standard Motor Products, Inc.	700,000	4,354,000
Stoneridge, Inc.*	275,000	3,093,750
Strattec Security Corp.	40,000	1,056,800
Superior Industries International, Inc.^	180,000	3,448,800
Tenneco, Inc.*^	310,063	3,295,970

		36,140,564

Automobiles (0.1%)
Coachmen Industries, Inc.*	230,000	379,500
Fleetwood Enterprises, Inc.*^	160,000	163,200
Monaco Coach Corp.	65,000	126,750
Thor Industries, Inc.^	4,000	99,280

		768,730

Diversified Consumer Services (0.4%)
Corinthian Colleges, Inc.*	136,400	2,046,000
Matthews International Corp., Class A^	13,000	659,620
Stewart Enterprises, Inc., Class A	20,000	157,200
Universal Technical Institute, Inc.*^	200,000	3,412,000

		6,274,820

Hotels, Restaurants & Leisure (3.0%)
Boyd Gaming Corp.^	125,000	1,170,000
Canterbury Park Holding Corp.	170,352	1,490,580
Churchill Downs, Inc.^	182,554	8,941,495
Denny’s Corp.*	8,000	20,640
Dover Downs Gaming & Entertainment, Inc.^	82,000	637,960
Dover Motorsports, Inc.^	300,000	1,635,000
Gaylord Entertainment Co.*	335,000	9,838,950
International Speedway Corp., Class A	16,000	622,560
Marcus Corp.	60,000	964,800
Nathan’s Famous, Inc.*	55,000	875,050
Orient-Express Hotels Ltd., Class A^	150,000	3,619,500
Penn National Gaming, Inc.*	40,000	1,062,800
Pinnacle Entertainment, Inc.*^	310,000	2,343,600
Sonesta International Hotels Corp., Class A‡	315,000	6,552,000
Steak n Shake Co.*^	480,000	4,166,400
Wendy’s/Arby’s Group, Inc., Class A^	110,000	578,600

		44,519,935

Household Durables (1.2%)
Cavalier Homes, Inc.*	883,249	1,483,858
Cavco Industries, Inc.*^	105,000	3,795,750
Champion Enterprises, Inc.*^	950,000	5,272,500
Harman International Industries, Inc.	80,000	2,725,600
Nobility Homes, Inc.	46,080	746,496
Palm Harbor Homes, Inc.*^	42,000	416,220
Skyline Corp.^	130,000	$3,435,900

		17,876,324

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*^	270,000	1,625,400
Liberty Media Corp., Interactive, Class A*	12,500	161,375
NutriSystem, Inc.^	25,000	443,000

		2,229,775

Leisure Equipment & Products (0.3%)
Aruze Corp.	50,000	1,087,911
Eastman Kodak Co.	29,500	453,710
Fairchild Corp., Class A*	692,200	1,799,720
Marine Products Corp.^	180,000	1,494,000

		4,835,341

Media (4.2%)
Acme Communications, Inc.*	90,000	85,500
Ascent Media Corp., Class A*	7,250	176,973
Beasley Broadcasting Group, Inc., Class A	350,000	591,500
Belo Corp., Class A	150,000	894,000
Cablevision Systems Corp. - New York Group, Class A	400,000	10,064,000
Carmike Cinemas, Inc.^	130,000	478,400
Charter Communications, Inc., Class A*^	200,000	146,000
Citadel Broadcasting Corp.*	550,000	429,000
Clear Channel Outdoor Holdings, Inc., Class A*	70,000	957,600
Crown Media Holdings, Inc., Class A*^	130,000	653,900
Cumulus Media, Inc., Class A*	8,011	34,127
Discovery Communications, Inc., Class A*	12,500	178,125
Discovery Communications, Inc., Class C*	12,500	177,000
Emmis Communications Corp., Class A*	350,000	339,500
EW Scripps Co., Class A^	177,300	1,253,511
Fisher Communications, Inc.^	236,000	9,298,400
Gray Television, Inc.^	400,000	688,000
Gray Television, Inc., Class A	38,000	129,200
Grupo Televisa S.A. (ADR)	85,000	1,858,950
Hearst-Argyle Television, Inc.^	50,000	1,116,500
Il Sole 24 Ore	290,011	1,243,979
Imax Corp.*^	17,000	100,640
Interactive Data Corp.	130,000	3,278,600
Interep National Radio Sales, Inc., Class A*	65,000	65
Interpublic Group of Cos., Inc.*	620,000	4,805,000
Journal Communications, Inc., Class A	830,000	4,050,400
Lakes Entertainment, Inc.*^	95,000	625,100
Lee Enterprises, Inc.^	435,000	1,522,500
Liberty Global, Inc., Class A*	15,000	454,500
Liberty Media Corp., Capital Series, Class A*	5,000	66,900
Liberty Media Corp., Entertainment Series, Class A*	20,000	499,400
LIN TV Corp., Class A*^	655,000	3,379,800
Martha Stewart Living Omnimedia, Inc., Class A*^	370,000	3,148,700

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
MDC Partners, Inc., Class A*	7,000	$47,040
Media General, Inc., Class A^	280,000	3,480,400
Meredith Corp.^	43,000	1,205,720
Nexstar Broadcasting Group, Inc., Class A*^	10,000	22,200
Primedia, Inc.^	105,000	255,150
Salem Communications Corp., Class A*	600,000	750,000
Sinclair Broadcast Group, Inc., Class A	270,000	1,360,800
Triple Crown Media, Inc.*	185,000	3,145
Voyager Learning Co.*	400,000	1,600,000
Warner Music Group Corp.^	200,000	1,520,000
Young Broadcasting, Inc., Class A*	500,000	26,250

		62,996,475

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.^	520,000	1,414,400

Specialty Retail (4.2%)
AutoNation, Inc.*^	375,000	4,215,000
Bed Bath & Beyond, Inc.*	50,000	1,570,500
Big 5 Sporting Goods Corp.^	50,000	516,000
Bowlin Travel Centers, Inc.*	70,000	115,500
Coldwater Creek, Inc.*^	700,000	4,053,000
Collective Brands, Inc.*	20,000	366,200
Earl Scheib, Inc.*‡	280,000	562,800
Midas, Inc.*^	480,000	6,604,800
O’Reilly Automotive, Inc.*^	1,020,000	27,305,400
Penske Auto Group, Inc.^	330,000	3,785,100
PEP Boys-Manny Moe & Jack^	560,000	3,460,800
Sally Beauty Holdings, Inc.*^	265,000	2,279,000
Tractor Supply Co.*^	175,000	7,358,750

		62,192,850

Textiles, Apparel & Luxury Goods (0.4%)
Ashworth, Inc.*	2,000	6,720
Escada AG*	200,000	2,321,558
Hanesbrands, Inc.*	60,000	1,305,000
Hartmarx Corp.*	485,000	906,950
Movado Group, Inc.	30,000	670,500
Wolverine World Wide, Inc.	20,000	529,200

		5,739,928

Total Consumer Discretionary		244,989,142

Consumer Staples (7.4%)
Beverages (1.4%)
Boston Beer Co., Inc., Class A*^	69,000	3,276,810
Brown-Forman Corp., Class A	5,700	404,700
Davide Campari-Milano S.p.A.	95,000	775,466
PepsiAmericas, Inc.	766,800	15,888,096

		20,345,072

Food & Staples Retailing (1.7%)
Casey’s General Stores, Inc.	2,000	60,340
Great Atlantic & Pacific Tea Co., Inc.*^	750,000	8,115,000
Ingles Markets, Inc., Class A	355,000	8,104,650
Village Super Market, Inc., Class A^	30,800	1,468,236
Weis Markets, Inc.	34,000	1,224,340
Winn-Dixie Stores, Inc.*	440,000	6,116,000

		25,088,566

Food Products (2.7%)
Bull-Dog Sauce Co., Ltd.	40,000	88,717
Corn Products International, Inc.	64,000	2,065,920
Del Monte Foods Co.	600,000	4,680,000
Diamond Foods, Inc.	3,200	89,696
Flowers Foods, Inc.	35,000	1,027,600
Griffin Land & Nurseries, Inc.	214,800	7,964,784
Hain Celestial Group, Inc.*^	40,000	1,101,200
J & J Snack Foods Corp.	55,000	1,865,050
John B. Sanfilippo & Son, Inc.*^	1,000	8,550
Lifeway Foods, Inc.*^	100,000	1,170,000
Nissin Food Products Co., Ltd.	120,000	4,271,168
Ralcorp Holdings, Inc.*	60,000	4,044,600
Rock Field Co., Ltd.	200,000	2,517,352
Smart Balance, Inc.*	150,000	984,000
Tootsie Roll Industries, Inc.^	272,588	7,880,519

		39,759,156

Household Products (1.0%)
Church & Dwight Co., Inc.	70,000	4,346,300
Energizer Holdings, Inc.*	25,000	2,013,750
Katy Industries, Inc.*‡	578,700	839,115
Oil-Dri Corp. of America‡	420,025	7,106,823
WD-40 Co.	38,000	1,365,340

		15,671,328

Personal Products (0.6%)
Elizabeth Arden, Inc.*	10,000	196,300
Revlon, Inc., Class A*	15,000	222,750
Schiff Nutrition International, Inc.*‡	1,160,000	7,922,800
United-Guardian, Inc.	130,000	1,371,500

		9,713,350

Total Consumer Staples		110,577,472

Energy (1.8%)
Energy Equipment & Services (1.8%)
Lufkin Industries, Inc.	16,000	1,269,600
Oceaneering International, Inc.*	50,000	2,666,000
Rowan Cos., Inc.	100,000	3,055,000
RPC, Inc.^	1,300,000	18,278,000
Union Drilling, Inc.*	115,000	1,217,850

		26,486,450

Oil, Gas & Consumable Fuels (0.0%)
Callon Petroleum Co.*	1,000	18,030
First Calgary Petroleums Ltd.*	20,000	63,519
Genesis Energy LP	65,000	928,850

		1,010,399

Total Energy		27,496,849

Financials (5.6%)
Capital Markets (2.4%)
BKF Capital Group, Inc.^	50,000	55,000
Calamos Asset Management, Inc., Class A	37,000	663,040
Cohen & Steers, Inc.^	45,000	1,274,850
Epoch Holding Corp.^	415,000	4,378,250
Janus Capital Group, Inc.	270,000	6,555,600
Pzena Investment Management, Inc., Class A^	30,000	284,400
SWS Group, Inc.	492,000	9,918,720
Waddell & Reed Financial, Inc., Class A	520,000	12,870,000

		35,999,860

Commercial Banks (0.7%)
Fidelity Southern Corp.	25,000	108,000
Nara Bancorp, Inc.	570,000	6,384,000
Seacoast Banking Corp. of Florida^	44,000	472,120

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Sterling Bancorp/New York^	235,000	$3,398,100

		10,362,220

Consumer Finance (0.2%)
Discover Financial Services	165,000	2,280,300

Diversified Financial Services (0.5%)
BPW Acquisition Corp.*	590,000	5,321,800
Highlands Acquisition Corp.*	100,000	910,000
Ideation Acquisition Corp.*	125,000	906,250
SP Acquisition Holdings, Inc.*	15,000	142,500

		7,280,550

Insurance (1.0%)
Alleghany Corp.*	3,500	1,277,500
Argo Group International Holdings Ltd.*^	75,000	2,763,750
CNA Surety Corp.*	685,400	11,446,180

		15,487,430

Real Estate Investment Trusts (REITs) (0.0%)
Deerfield Capital Corp. (REIT)	11,662	7,580
Gyrodyne Co. of America, Inc. (REIT)*	4,000	152,360

		159,940

Real Estate Management & Development (0.0%)
Capital Properties, Inc., Class A	7,800	179,400

Thrifts & Mortgage Finance (0.8%)
Crazy Woman Creek Bancorp, Inc.	14,000	282,100
Flushing Financial Corp.	185,000	3,237,500
NewAlliance Bancshares, Inc.	400,000	6,012,000
Sovereign Bancorp, Inc.^	425,000	1,678,750

		11,210,350

Total Financials		82,960,050

Health Care (9.4%)
Biotechnology (0.2%)
Cepheid, Inc.*	50,000	691,500
Crucell N.V. (ADR)*^	165,000	2,567,400
Vanda Pharmaceuticals, Inc.*^	25,000	24,500

		3,283,400

Health Care Equipment & Supplies (4.7%)
Advanced Medical Optics, Inc.*^	675,000	12,001,500
Align Technology, Inc.*^	225,000	2,436,750
AngioDynamics, Inc.*	150,000	2,370,000
Anika Therapeutics, Inc.*	6,000	43,380
ArthroCare Corp.*^	85,000	2,356,200
Biolase Technology, Inc.*	110,000	207,900
CONMED Corp.*^	110,000	3,520,000
Cooper Cos., Inc.	60,000	2,085,600
Cutera, Inc.*^	310,000	3,289,100
Del Global Technologies Corp.*	40,000	52,000
Dentsply International, Inc.	5,000	187,700
DexCom, Inc.*^	65,000	402,350
Edwards Lifesciences Corp.*	2,500	144,400
Exactech, Inc.*	130,000	2,891,200
Greatbatch, Inc.*^	325,000	7,975,500
ICU Medical, Inc.*^	110,000	3,345,100
Inverness Medical Innovations, Inc.*^	10,000	300,000
Kensey Nash Corp.*^	76,000	2,390,960
Mentor Corp.^	220,000	5,249,200
Micrus Endovascular Corp.*^	244,000	3,403,800
National Dentex Corp.*	36,000	219,600
Orthofix International N.V.*^	65,000	1,210,950
Palomar Medical Technologies, Inc.*	22,000	296,120
Quidel Corp.*	66,000	$1,083,060
RTI Biologics, Inc.*^	120,000	1,122,000
SSL International plc	450,000	3,634,512
Syneron Medical Ltd.*^	15,000	213,750
Thoratec Corp.*	4,000	105,000
Vascular Solutions, Inc.*	225,000	1,685,250
Vital Signs, Inc.	70,200	5,187,780
Young Innovations, Inc.	52,300	1,055,414

		70,466,076

Health Care Providers & Services (1.8%)
American Dental Partners, Inc.*^	25,000	292,500
Animal Health International, Inc.*	170,000	1,400,800
Apria Healthcare Group, Inc.*	37,000	674,880
Chemed Corp.^	255,000	10,470,300
Henry Schein, Inc.*	4,000	215,360
MWI Veterinary Supply, Inc.*^	15,000	589,350
Odyssey HealthCare, Inc.*	500,000	5,075,000
Owens & Minor, Inc.	120,000	5,820,000
Patterson Cos., Inc.*	20,000	608,200
PSS World Medical, Inc.*^	70,000	1,365,000

		26,511,390

Health Care Technology (0.2%)
AMICAS, Inc.*	375,000	900,000
IMS Health, Inc.	142,000	2,685,220

		3,585,220

Life Sciences Tools & Services (0.1%)
Invitrogen Corp.*	26,000	982,800

Pharmaceuticals (2.4%)
Allergan, Inc.	32,000	1,648,000
Alpharma, Inc., Class A*	540,900	19,953,801
Heska Corp.*	190,000	123,500
Matrixx Initiatives, Inc.*	310,000	5,576,900
Pain Therapeutics, Inc.*^	480,000	4,689,600
Sciele Pharma, Inc.*	100,000	3,079,000
TL Administration Corp.*†	85,000	340

		35,071,141

Total Health Care		139,900,027

Industrials (20.5%)
Aerospace & Defense (1.9%)
AAR Corp.*	75,000	1,244,250
Astronics Corp.*	5,000	112,750
Curtiss-Wright Corp.	120,000	5,454,000
Empresa Brasileira de Aeronautica S.A. (ADR)	4,000	108,040
GenCorp, Inc.*^	310,000	2,089,400
HEICO Corp.^	14,000	459,480
Herley Industries, Inc.*	401,500	6,865,650
Innovative Solutions & Support, Inc.^	16,000	87,360
Moog, Inc., Class A*	60,000	2,572,800
Precision Castparts Corp.	112,000	8,823,360

		27,817,090

Air Freight & Logistics (0.4%)
Park-Ohio Holdings Corp.*^	375,000	6,708,750

Building Products (0.5%)
Griffon Corp.*	764,454	6,895,375

Commercial Services & Supplies (1.8%)
ACCO Brands Corp.*^	215,000	1,621,100
Allied Waste Industries, Inc.*	250,000	2,777,500
American Ecology Corp.	2,000	55,340

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Brink’s Co.	1,000	$61,020
Casella Waste Systems, Inc., Class A*	35,000	410,900
Covanta Holding Corp.*	154,000	3,686,760
Nashua Corp.*	241,300	1,937,639
Republic Services, Inc.	200,000	5,996,000
Rollins, Inc.	475,000	9,015,500
Waste Connections, Inc.*	10,000	343,000
Waste Services, Inc.*	42,000	311,220
WCA Waste Corp.*	80,000	375,200

		26,591,179

Construction & Engineering (0.5%)
Furmanite Corp.*	443,400	4,584,756
Insituform Technologies, Inc., Class A*^	70,000	1,047,200
Layne Christensen Co.*	37,000	1,310,910

		6,942,866

Electrical Equipment (4.1%)
A.O. Smith Corp.	7,000	274,330
A.O. Smith Corp., Class A	8,000	288,000
Acuity Brands, Inc.	1,400	58,464
Ametek, Inc.	195,000	7,950,150
Baldor Electric Co.^	215,000	6,194,150
Belden, Inc.	54,000	1,716,660
C&D Technologies, Inc.*^	13,000	73,840
Franklin Electric Co., Inc.	115,000	5,123,250
GrafTech International Ltd.*	1,070,000	16,167,700
Magnetek, Inc.*	600,000	2,430,000
Roper Industries, Inc.	35,000	1,993,600
SL Industries, Inc.*	191,600	2,538,700
SunPower Corp., Class B*	19,199	1,325,672
Tech/Ops Sevcon, Inc.‡	352,200	1,514,460
Thomas & Betts Corp.*	300,000	11,721,000
Woodward Governor Co.	74,000	2,609,980

		61,979,956

Industrial Conglomerates (1.0%)
Standex International Corp.	72,000	1,998,000
Tredegar Corp.	725,000	12,897,750

		14,895,750

Machinery (7.8%)
Ampco-Pittsburgh Corp.	210,000	5,439,000
Badger Meter, Inc.^	23,000	1,079,850
Baldwin Technology Co. Inc., Class A*	440,000	1,126,400
Barnes Group, Inc.	8,000	161,760
Basin Water, Inc.*^	18,000	33,120
CIRCOR International, Inc.	204,000	8,859,720
Clarcor, Inc.	400,000	15,180,000
CNH Global N.V.	635,000	13,995,400
Crane Co.	275,000	8,170,250
Donaldson Co., Inc.	66,300	2,778,633
Flowserve Corp.	137,000	12,161,490
Gehl Co.*^	180,000	5,297,400
Gorman-Rupp Co.^	104,591	3,945,173
Graco, Inc.^	122,000	4,344,420
Greenbrier Cos., Inc.	65,000	1,268,150
IDEX Corp.	154,000	4,777,080
K-Tron International, Inc.*	4,500	579,735
L.S. Starrett Co., Class A	65,000	1,197,950
Met-Pro Corp.^	30,000	437,700
Mueller Water Products, Inc., Class A	57,000	511,860
Navistar International Corp.*	90,000	4,876,200
Nordson Corp.	500	24,555
Oshkosh Corp.	20,000	263,200
Robbins & Myers, Inc.	98,000	$3,031,140
Tennant Co.	200,300	6,862,278
Watts Water Technologies, Inc., Class A^	350,000	9,572,500

		115,974,964

Professional Services (0.0%)
Duff & Phelps Corp., Class A*	24,000	504,720

Road & Rail (0.0%)
Providence and Worcester Railroad Co.	45,100	766,700

Trading Companies & Distributors (2.5%)
GATX Corp.	355,000	14,047,350
Huttig Building Products, Inc.*	44,000	91,960
Kaman Corp.	651,000	18,540,480
National Patent Development Corp.*	250,000	537,500
Rush Enterprises, Inc., Class B*	346,721	4,354,816

		37,572,106

Total Industrials		306,649,456

Information Technology (6.2%)
Communications Equipment (0.3%)
3Com Corp.*	300,000	699,000
Communications Systems, Inc.	130,000	1,383,200
Nextwave Wireless, Inc.*^	120,000	72,000
Nortel Networks Corp.*	290,000	649,600
Plantronics, Inc.	45,000	1,013,400
Sycamore Networks, Inc.*	250,000	807,500

		4,624,700

Computers & Peripherals (2.2%)
Diebold, Inc.	400,000	13,244,000
Intermec, Inc.*	920,000	18,068,800
NCR Corp.*	20,000	441,000
TransAct Technologies, Inc.*	119,000	947,240

		32,701,040

Electronic Equipment, Instruments & Components (1.9%)
Anixter International, Inc.*^	2,500	148,775
CTS Corp.^	550,000	7,029,000
Gerber Scientific, Inc.*	460,000	4,204,400
KEMET Corp.*^	390,000	530,400
Littelfuse, Inc.*	97,000	2,883,810
Methode Electronics, Inc.	150,000	1,341,000
Park Electrochemical Corp.	486,400	11,790,336
Trans-Lux Corp.*	92,000	250,240

		28,177,961

Internet Software & Services (0.3%)
ValueClick, Inc.*	400,000	4,092,000

IT Services (0.1%)
Edgewater Technology, Inc.*	500,000	2,430,000

Office Electronics (0.3%)
Zebra Technologies Corp., Class A*	170,000	4,734,500

Semiconductors & Semiconductor Equipment (0.3%)
California Micro Devices Corp.*^	810,000	2,421,900
Cypress Semiconductor Corp.*	270,000	1,409,400
MoSys, Inc.*^	32,000	135,680
Trident Microsystems, Inc.*	470,000	1,128,000

		5,094,980

Software (0.8%)
Borland Software Corp.*^	51,000	78,030

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Captaris, Inc.*	300	$1,383
FalconStor Software, Inc.*^	82,500	442,200
GSE Systems, Inc.*^	20,300	142,100
Macrovision Solutions Corp.*^	227,680	3,501,718
Mentor Graphics Corp.*	75,000	851,250
Secure Computing Corp.*	1,000	5,480
Stamford Industrial Group, Inc.*	450,000	630,000
Take-Two Interactive Software, Inc.*	295,000	4,838,000
Tyler Technologies, Inc.*^	65,000	986,050

		11,476,211

Total Information Technology		93,331,392

Materials (7.4%)
Chemicals (5.9%)
Albemarle Corp.	17,000	524,280
Arch Chemicals, Inc.	70,000	2,471,000
Chemtura Corp.	1,500,000	6,840,000
Core Molding Technologies, Inc.*	270,000	1,620,000
Cytec Industries, Inc.	5,000	194,550
Ferro Corp.	600,000	12,060,000
H.B. Fuller Co.	230,000	4,800,100
Hawkins, Inc.	162,000	2,838,240
Hercules, Inc.	1,378,100	27,272,599
Huntsman Corp.	385,000	4,851,000
Material Sciences Corp.*	95,000	546,250
Nevada Chemicals, Inc.	300	3,954
NewMarket Corp.	34,000	1,787,040
Omnova Solutions, Inc.*	700,000	1,393,000
Penford Corp.	7,000	123,830
Rockwood Holdings, Inc.*	32,000	821,120
Scotts Miracle-Gro Co., Class A	75,000	1,773,000
Sensient Technologies Corp.	320,000	9,001,600
Zep, Inc.	515,000	9,084,600

		88,006,163

Containers & Packaging (1.2%)
Chesapeake Corp.*	16,000	10,720
Greif, Inc., Class A	125,000	8,202,500
Myers Industries, Inc.	706,900	8,914,009

		17,127,229

Metals & Mining (0.3%)
Barrick Gold Corp.	35,000	1,285,900
Brush Engineered Materials, Inc.*	82,000	1,522,740
Kinross Gold Corp.^	28,167	454,052
WHX Corp.*‡	898,820	1,258,348

		4,521,040

Paper & Forest Products (0.0%)
Schweitzer-Mauduit International, Inc.	33,000	626,670

Total Materials		110,281,102

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.2%)
ATX Communications, Inc.*†	30,000	342
Cincinnati Bell, Inc.*^	3,000,000	9,270,000
D&E Communications, Inc.	100,000	755,000
Frontier Communications Corp.	50,000	575,000
HickoryTech Corp.	50,000	290,500
New Ulm Telecom, Inc.	12,000	120,000
Verizon Communications, Inc.	90,000	2,888,100
Vimpel-Communications (ADR).	200,000	4,060,000
Windstream Corp.	27,000	$295,380

		18,254,322

Wireless Telecommunication Services (0.9%)
Centennial Communications Corp.*	250,000	1,560,000
Clearwire Corp., Class A*^	125,000	1,485,000
Rogers Communications, Inc., Class B	200,000	6,648,000
U.S. Cellular Corp.*	75,000	3,519,000

		13,212,000

Total Telecommunication Services		31,466,322

Utilities (5.6%)
Electric Utilities (2.0%)
Allegheny Energy, Inc.	22,000	808,940
El Paso Electric Co.*	456,700	9,590,700
Great Plains Energy, Inc.	430,000	9,554,600
Maine & Maritimes Corp.*	14,000	461,300
Unisource Energy Corp.	140,000	4,086,600
Westar Energy, Inc.	230,000	5,299,200

		29,801,340

Gas Utilities (1.5%)
AGL Resources, Inc.	4,000	125,520
EnergySouth, Inc.^	50,000	3,071,500
National Fuel Gas Co.	150,000	6,327,000
ONEOK, Inc.	80,000	2,752,000
Southwest Gas Corp.	323,300	9,783,058

		22,059,078

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	25,000	292,250
Ormat Technologies, Inc.^	42,000	1,525,860

		1,818,110

Multi-Utilities (1.7%)
CH Energy Group, Inc.^	205,000	8,931,850
Florida Public Utilities Co.	30,000	387,000
NorthWestern Corp.	300,000	7,539,000
PNM Resources, Inc.	800,000	8,192,000
Puget Energy, Inc.	30,000	801,000

		25,850,850

Water Utilities (0.3%)
Pennichuck Corp.	175,000	4,025,000
SJW Corp.^	22,000	659,340

		4,684,340

Total Utilities		84,213,718

Total Common Stocks (82.4%)
(Cost $1,251,557,410)		1,231,865,530

	Number of Warrants	Value (Note 1)
WARRANT:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal Mogul Corp., Class A, expiring 12/27/14*
(Cost $—)	4,531	2,266

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (16.7%)
U.S. Treasury Bills
1.53%, 10/9/08 (p)^	$92,000,000	$91,964,806
0.77%, 10/30/08 (p)	10,000,000	9,993,566
1.49%, 11/6/08 (p)^	50,000,000	49,923,546
1.33%, 11/13/08 (p)^	10,000,000	9,983,749
1.49%, 11/20/08 (p)^	25,000,000	24,947,413
0.64%, 11/28/08 (p)^	20,000,000	19,979,050
0.70%, 12/4/08 (p)^	15,000,000	14,980,935
0.95%, 1/15/09 (p)#^	30,000,000	29,915,460

Total Government Securities		251,688,525

Short-Term Investments of Cash Collateral for Securities Loaned (15.3%)
Bancaja U.S. Debt S.A.U.
2.92%, 7/10/09 (l)	5,000,932	5,000,932
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	120,062,090	120,062,090
Barton Capital Corp.
6.25%, 10/1/08	9,998,264	9,998,264
Beta Finance, Inc.
2.12%, 5/11/09 (l)	9,995,214	9,995,214
Calyon/New York
2.12%, 10/14/08 (l)	9,999,521	9,999,521
Comerica Bank
3.07%, 6/19/09 (l)	10,000,698	10,000,698
Gemini Securitization Corp.
6.50%, 10/1/08	9,998,195	9,998,195
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	2,000,000	2,000,000
Liberty Street Funding Co.
7.25%, 10/1/08	9,997,986	9,997,986
Market Street Funding Corp.
7.50%, 10/1/08	9,997,917	9,997,917
Monumental Global Funding II
2.15%, 3/26/10 (l)	1,000,000	1,000,000
Newport Funding Corp.
6.50%, 10/1/08	9,998,194	9,998,194
Pricoa Global Funding I
2.15%, 6/25/10 (l)	9,998,252	9,998,252
Ticonderoga Funding LLC
6.50%, 10/1/08	9,998,194	9,998,194

Total Short-Term Investments of Cash Collateral for Securities Loaned		228,045,457

Time Deposit (0.7%)
JPMorgan Chase Nassau
0.58%, 10/1/08	10,139,089	10,139,089

Total Short-Term Investments (32.7%)
(Cost/Amortized Cost $489,719,754)		489,873,071

Total Investments (115.1%)
(Cost/Amortized Cost $1,741,277,164)		1,721,740,867
Other Assets Less Liabilities (-15.1%)		(226,467,489)

Net Assets (100%)		$1,495,273,378

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $682 or 0.0% of net assets) at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value September 30, 2008	Dividend Income	Realized Loss
Bel Fuse, Inc.	$6,853,163	$3,538,335	$10,633,861	$—	$45,300	$(826,796)
Earl Scheib, Inc.	980,000	—	—	562,800	—	—
Katy Industries, Inc.	1,050,000	93,520	—	839,115	—	—
Oil-Dri Corp. of America	8,789,712	330,856	—	7,106,823	164,838	—
Schiff Nutrition International, Inc.	5,155,094	1,263,728	—	7,922,800	—	—
Sonesta International Hotels Corp.	3,150,000	5,502,357	12,653	6,552,000	133,210	(5,665)
Tech/Ops Sevcon, Inc.	1,197,750	1,335,386	—	1,514,460	20,700	—
WHX Corp.	163,400	1,200,788	—	1,258,348	—	—

	$27,339,119	$13,264,970	$10,646,514	$25,756,346	$364,048	$(832,461)

At September 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2008	Unrealized Depreciation
Russell 2000 Index	200	December-08	$70,199,555	$67,840,000	$(2,359,555)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$1,214,764,982	$506,975,203	$682	$1,721,740,867
Other Investments*	—	—	—	—

Total	$1,214,764,982	$506,975,203	$682	$1,721,740,867

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	2,359,555	—	—	2,359,555

Total	$2,359,555	$—	$—	$2,359,555

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$6,202	$—
Total gains or losses (realized/unrealized) included in earnings	(4,310)	—
Purchases, sales, issuances, and settlements (net)	(1,210)	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/08	$682	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$646,269,097
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$318,917,072
As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$180,577,899
Aggregate gross unrealized depreciation	(206,281,405)

Net unrealized depreciation	$(25,703,506)

Federal income tax cost of investments	$1,747,444,373

At September 30, 2008, the Portfolio had loaned securities with a total value of $327,221,751. This was secured by collateral of $228,045,457 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $101,849,721 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $728,578 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (21.3%)
Asset-Backed Securities (12.3%)
ACE Securities Corp., Series 2006-NC3 A2A
3.257%, 12/25/36(l)(b)	$354,529	$333,781
Bank of America Credit Card Trust, Series 2008-A9 A9
4.070%, 7/16/12	475,000	470,098
Bear Stearns Asset Backed Securities Trust, Series 2006-HE10 21A1
3.277%, 12/25/36(l)(b)	268,899	248,122
Carrington Mortgage Loan Trust, Series 2006-NC5 A1
3.257%, 1/25/37(l)(b)	307,097	293,149
Chase Issuance Trust, Series 2007-A17 A
5.120%, 10/15/14	500,000	487,720
Series 2008-A9 A9
4.260%, 5/15/13	480,000	467,697
Citibank Omni Master Trust, Series 2007-A9A A9
4.288%, 12/23/13(l)§	560,000	556,695
Countrywide Asset-Backed Certificates, Series 2006-22 2A1
3.257%, 5/25/47(l)(b)	278,788	268,318
Daimler Chrysler Auto Trust, Series 2006-B A3
5.330%, 8/8/10	354,789	353,257
Ford Credit Auto Owner Trust, Series 2007-A A2A
5.420%, 4/15/10	259,137	259,683
Series 2008-A A3A
3.960%, 4/15/12	520,000	502,575
Honda Auto Receivables Owner Trust, Series 2006-2 A3
5.300%, 7/21/10	218,546	219,242
Series 2007-2 A2
5.410%, 11/23/09	136,506	136,756
Indymac Residential Asset Backed Trust, Series 2006-E 2A1
3.267%, 4/25/37(l)(b)	252,950	246,727
Morgan Stanley ABS Capital I, Series 2006-HE8 A2A
3.257%, 10/25/36(l)(b)	210,968	205,798
Residential Asset Mortgage Products, Inc., Series 2006-EFC2 A1
3.267%, 12/25/36(l)(b)	143,743	140,709
SLM Student Loan Trust, Series 2008-5 A1
3.600%, 10/25/13(l)	690,000	689,892
Series 2008-5 A2
3.900%, 10/25/16(l)	260,000	260,000
Series 2008-5 A4
4.500%, 7/25/23(l)	260,000	259,309
Structured Asset Securities Corp., Series 2006-BC6 A2
3.287%, 1/25/37(l)(b)	315,948	296,305
Series 2007-WF2 A2
3.907%, 8/25/37(l)	390,665	368,759
USAA Auto Owner Trust, Series 2008-1 A3
4.160%, 4/16/12	$690,000	$680,422

		7,745,014

Non-Agency CMO (9.0%)
American Home Mortgage Assets,
Series 2006-6 A1A
3.397%, 12/25/46(l)	151,510	91,974
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1 A1
4.625%, 2/25/36(l)	453,017	391,634
Bear Stearns Mortgage Funding Trust, Series 2006-AR2 1A1
3.407%, 9/25/46(l)	183,309	110,196
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1 1A1
4.900%, 10/25/35(l)	428,535	391,592
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5 A4
5.886%, 11/15/44(l)	150,000	128,574
Countrywide Alternative Loan Trust, Series 2006-OA19 A1
3.368%, 2/20/47(l)	103,387	62,979
Series 2006-OA21 A1
3.378%, 3/20/47(l)	150,456	92,132
Series 2006-OC10 2A1
3.297%, 11/25/36(l)	240,455	213,625
Series 2006-OC9 A1
3.282%, 12/25/36(l)	309,033	271,498
Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1
6.000%, 10/25/21	295,662	212,415
Deutsche Alt-A Securities, Inc., Series 2006-OA1 A1
3.407%, 2/25/47(l)	169,147	100,633
Greenwich Capital Commercial Funding Corp., Series 2006-GG7 A4
6.112%, 7/10/38(l)	275,000	249,880
GS Mortgage Securities Corp. II, Series 2006-GG6 A4 2A1
5.553%, 4/10/38(l)	330,000	297,769
GSR Mortgage Loan Trust, Series 2006-OA1 2A1
3.397%, 8/25/46(l)	210,354	127,812
Harborview Mortgage Loan Trust, Series 2006-11 A1A
3.200%, 12/19/36(l)	497,515	290,274
Series 2006-9 2A1A
3.240%, 11/19/36(l)	141,526	84,752
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8 A1A
4.158%, 1/12/39§	535,109	488,481
JPMorgan Mortgage Trust, Series 2006-S2 2A2
5.875%, 7/25/36	74,134	69,570
Series 2007-S1 1A2
5.500%, 3/25/22	76,634	71,102
LB Commercial Conduit Mortgage Trust, Series 1998-C4 A2
6.300%, 10/15/35	109,658	109,391

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LB-UBS Commercial Mortgage Trust, Series 2005-C2 A2
4.821%, 4/15/30	$497,026	$487,875
Series 2006-C1 A4
5.156%, 2/15/31	435,000	381,198
Series 2007-C7 A3
5.866%, 9/15/45(l)	212,500	182,096
Morgan Stanley Capital I, Inc., Series 2007-T27 A4
5.803%, 6/13/42(l)	140,000	121,379
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22 A4
5.440%, 12/15/44(l)	225,000	203,457
Series 2006-C26 A3
6.011%, 6/15/45(l)	430,000	389,074
Series 2007-C32 A3
5.929%, 6/15/49(l)	72,500	61,488

		5,682,850

Total Asset-Backed and Mortgage-Backed Securities		13,427,864

Corporate Bonds (6.2%)
Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	$350,000	321,690

Total Energy		321,690

Financials (5.5%)
Capital Markets (0.9%)
Bear Stearns Cos., Inc.
5.500%, 8/15/11	150,000	144,285
6.950%, 8/10/12	280,000	282,835
Goldman Sachs Group, Inc.
5.250%, 10/15/13	110,000	92,526
Lehman Brothers Holdings, Inc.
6.000%, 7/19/12(h)	235,000	29,375

		549,021

Commercial Banks (0.8%)
Royal Bank of Scotland Group plc
6.990%, 10/29/49(l)§	225,000	167,681
UBS AG/Connecticut
5.875%, 12/20/17	365,000	324,092

		491,773

Diversified Financial Services (3.8%)
Bank of America Corp.
6.000%, 9/1/17	300,000	258,782
Citigroup, Inc.
5.300%, 10/17/12	500,000	445,112
General Electric Capital Corp.
4.800%, 5/1/13	1,050,000	957,706
JP Morgan Chase Capital XXV
6.800%, 10/1/37	200,000	153,311
Private Export Funding Corp.
3.550%, 4/15/13	625,000	607,193

		2,422,104

Total Financials		3,462,898

Utilities (0.2%)
Electric Utilities (0.2%)
Duke Energy Carolinas LLC
5.250%, 1/15/18	$100,000	$94,541

Total Utilities		94,541

Total Corporate Bonds		3,879,129

Government Securities (87.6%)
Agency ABS (4.7%)
Federal National Mortgage Association Grantor Trust
3.487%, 3/25/33(l)(b)†	197,413	193,303
Small Business Administration Series 2003-P10B 1
5.136%, 8/10/13	1,740,930	1,734,579
Series 2004-P10B 1
4.754%, 8/10/14	1,037,664	1,006,839

		2,934,721

Agency CMO (4.7%)
Federal Home Loan Mortgage Corp.
6.000%, 5/15/18	402,192	406,702
5.500%, 11/15/26	344,876	351,248
5.000%, 4/15/27	376,638	378,878
5.013%, 1/15/33 IO(l)	100,000	14,540
4.713%, 8/15/35 IO(l)	87,821	9,700
6.000%, 4/15/36	404,525	415,262
4.613%, 8/15/36 IO(l)	363,238	33,303
Federal National Mortgage Association
5.000%, 9/25/24	418,669	420,151
5.500%, 11/25/30	311,060	315,720
6.000%, 10/25/33	473,617	481,510
5.000%, 6/1/35 IO STRIPS	872,368	167,269

		2,994,283

U.S. Government Agencies (46.6%)
Federal Home Loan Bank
5.400%, 10/27/11	1,325,000	1,327,214
5.530%, 11/3/14	540,000	548,827
5.625%, 6/13/16	295,000	270,518
5.625%, 6/11/21	660,000	699,592
Federal Home Loan Mortgage Corp.
4.125%, 9/27/13	650,000	655,071
5.500%, 2/1/32	1,468,301	1,466,716
6.000%, 10/15/38 TBA	100,000	101,219
Federal National Mortgage Association
2.875%, 10/12/10	650,000	647,027
5.010%, 1/1/12	1,825,000	1,827,982
4.625%, 5/1/13	425,000	417,711
6.000%, 10/25/23	3,800,000	3,870,064
5.500%, 12/1/32	80,484	80,548
4.460%, 5/1/33(l)	1,385,806	1,395,974
4.465%, 5/1/34(l)	1,110,737	1,122,299
4.575%, 6/1/34(l)	641,633	644,763
4.745%, 10/1/34(l)	917,433	928,820
5.500%, 2/1/35	523,444	523,533
4.921%, 6/1/35(l)	1,156,749	1,161,598
5.000%, 10/1/35	1,227,449	1,197,960
5.500%, 10/25/38 TBA	600,000	598,313
6.000%, 10/25/38 TBA	1,900,000	1,924,343
Government National Mortgage Association
7.500%, 10/15/24	1,921	2,074
7.000%, 9/20/28	48,782	51,115
6.000%, 12/15/31	1,302,943	1,327,427

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Overseas Private Investment Corp.
7.050%, 11/15/13	$1,125,000	$1,227,708
Small Business Administration
5.886%, 9/1/11	249,513	252,834
Tennessee Valley Authority
5.375%, 11/13/08	2,000,000	2,006,179
6.000%, 3/15/13	1,000,000	1,083,050
4.750%, 8/1/13	2,000,000	2,065,512

		29,425,991

U.S. Treasuries (31.6%)
U.S. Treasury Bonds
8.750%, 5/15/17	2,040,000	2,766,750
1.750%, 1/15/28 TIPS	367,168	320,325
4.375%, 2/15/38	75,000	75,955
4.500%, 5/15/38	150,000	154,852
U.S. Treasury Notes
2.375%, 8/31/10	7,975,000	8,036,057
3.125%, 8/31/13	6,490,000	6,539,687
4.000%, 8/15/18	2,015,000	2,043,651

		19,937,277

Total Government Securities		55,292,272

Total Long-Term Debt Securities (115.1%) (Cost $74,145,971)		72,599,265

SHORT-TERM INVESTMENT:
Time Deposit (5.7%)
JPMorgan Chase Nassau
0.58%, 10/1/08
(Amortized Cost $3,610,656)	$3,610,656	$3,610,656

Total Investments Before Securities Sold Short (120.8%) (Cost/Amortized Cost $77,756,627)		76,209,921

SECURITIES SOLD SHORT:
U.S. Government Agencies (-3.5%)
Federal Home Loan Mortgage Corp.
5.500%, 10/15/38 TBA	$(1,400,000)	$(1,392,563)
Federal National Mortgage Association
5.000%, 10/25/38 TBA	(800,000)	(779,500)

Total Securities Sold Short (-3.5%) (Proceeds Received $2,176,437)		(2,172,063)

Total Investments after Securities Sold Short (117.3%) (Cost/Amortized Cost $75,580,190)		74,037,858
Other Assets Less Liabilities (-17.3%)		(10,944,441)

Net Assets (100%)		$63,093,417

†	Securities (totaling $193,303 or 0.3% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2008, the market value of these securities amounted to $1,212,857 or 1.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

Glossary:

CMO — Collateralized Mortgage Obligation

IO — Interest Only

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Security is subject to delayed delivery.

TIPS — Treasury Inflation Protected Security

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$76,016,618	$193,303	$76,209,921
Other Investments*	—	—	—	—

Total	$—	$76,016,618	$193,303	$76,209,921

Liabilities
Investments in Securities	$—	$2,172,063	$—	$2,172,063
Other Investments*	—	—	—	—

Total	$—	$2,172,063	$—	$2,172,063

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$788,884	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(595,581)	—

Balance as of 9/30/08	$193,303	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(3,569)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$37,136,780
Long-term U.S. Treasury securities	521,746,887

$558,883,667

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$42,944,877
Long-term U.S. Treasury securities	532,509,875

$575,454,752

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$277,424
Aggregate gross unrealized depreciation	(2,088,358)

Net unrealized depreciation	$(1,810,934)

Federal income tax cost of investments	$78,020,855

The Portfolio has a net capital loss carryforward of $955,428 which expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.1%)
AGL Energy Ltd.	53,395	$589,298
Alumina Ltd.	174,968	439,770
Amcor Ltd.	100,762	443,272
AMP Ltd.	222,773	1,274,749
Aristocrat Leisure Ltd.	38,318	202,634
Asciano Group	68,650	179,063
ASX Ltd.	20,178	495,576
Australia & New Zealand Banking Group Ltd.	230,016	3,556,617
Babcock & Brown Ltd.^	33,665	55,311
Bendigo and Adelaide Bank Ltd.	31,414	300,134
BHP Billiton Ltd.	1,381,813	35,504,303
Billabong International Ltd.^	20,206	221,039
BlueScope Steel Ltd.	91,526	539,549
Boart Longyear Group	164,858	150,253
Boral Ltd.^	69,979	350,696
Brambles Ltd.	165,304	1,031,801
Caltex Australia Ltd.	16,290	161,901
CFS Retail Property Trust (REIT)^	171,081	311,344
Coca-Cola Amatil Ltd.	65,595	436,311
Cochlear Ltd.	6,620	316,072
Commonwealth Bank of Australia	158,354	5,556,970
Computershare Ltd.	56,331	423,604
Crown Ltd.	53,479	369,760
CSL Ltd.	71,435	2,151,972
CSR Ltd.	116,868	235,847
Dexus Property Group (REIT)	349,349	406,215
Fairfax Media Ltd.^	160,196	342,919
Fortescue Metals Group Ltd.*	154,597	590,645
Foster’s Group Ltd.	230,686	1,008,042
Goodman Fielder Ltd.	164,596	184,357
Goodman Group (REIT)	180,894	364,634
GPT Group (REIT)	262,193	378,768
Harvey Norman Holdings Ltd.	65,777	165,859
Incitec Pivot Ltd.	143,109	591,132
Insurance Australia Group Ltd.	225,617	745,522
Leighton Holdings Ltd.^	17,648	543,974
Lend Lease Corp., Ltd.	41,860	309,755
Lion Nathan Ltd.	34,768	258,324
Macquarie Airports	86,513	191,877
Macquarie Group Ltd.^	32,817	1,024,618
Macquarie Infrastructure Group	284,492	542,202
Macquarie Office Trust (REIT)	214,373	136,034
Metcash Ltd.	90,990	286,403
Mirvac Group (REIT)	124,501	251,740
National Australia Bank Ltd.	195,178	3,966,741
Newcrest Mining Ltd.	54,344	1,192,720
OneSteel Ltd.	97,750	361,068
Orica Ltd.	42,558	725,015
Origin Energy Ltd.	106,143	1,358,781
OZ Minerals Ltd.	356,151	465,192
Paladin Energy Ltd.*	65,820	208,399
Perpetual Ltd.^	4,665	179,577
Qantas Airways Ltd.	110,718	280,508
QBE Insurance Group Ltd.	106,069	2,292,460
Rio Tinto Ltd.	34,257	2,357,848
Santos Ltd.	71,431	1,109,728
Sims Group Ltd.	17,947	416,575
Sonic Healthcare Ltd.	37,806	397,039
St George Bank Ltd.	67,120	1,570,900
Stockland (REIT)	175,903	785,343
Suncorp-Metway Ltd.	114,811	$880,670
TABCORP Holdings Ltd.	62,642	403,444
Tatts Group Ltd.	137,277	258,880
Telstra Corp., Ltd.	524,476	1,759,056
Toll Holdings Ltd.	74,060	415,103
Transurban Group	137,507	625,436
Wesfarmers Ltd.	77,393	1,762,892
Wesfarmers Ltd. (PPS)	17,256	389,349
Westfield Group (REIT)	210,180	2,868,057
Westpac Banking Corp.	224,550	3,974,709
Woodside Petroleum Ltd.	57,799	2,375,752
Woolworths Ltd.	145,745	3,151,735
WorleyParsons Ltd.	18,189	449,670

		100,603,513

Austria (0.3%)
Andritz AG	4,676	200,936
Erste Group Bank AG	22,538	1,135,922
Immoeast AG*	50,820	129,850
Immofinaz Immobilien Anlagen AG^	55,506	195,167
OMV AG	20,103	843,471
Raiffeisen International Bank Holding AG	6,698	486,984
Strabag SE	6,257	278,022
Telekom Austria AG	41,573	732,645
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	9,120	562,773
Vienna Insurance Group	4,551	229,594
Voestalpine AG	13,611	425,750
Wienerberger AG^	9,871	268,307

		5,489,421

Belgium (0.5%)
Belgacom S.A.	20,671	782,710
Colruyt S.A.	2,033	507,473
Compagnie Nationale A Portefeuille	4,742	314,037
Delhaize Group	12,050	702,201
Dexia S.A.^	62,575	687,460
Fortis	267,052	1,678,604
Groupe Bruxelles Lambert S.A.	9,672	835,180
InBev N.V.	22,339	1,318,690
KBC Ancora SCA	3,846	254,558
KBC Groep N.V.	19,245	1,673,587
Mobistar S.A.	3,719	260,336
Solvay S.A., Class A	7,130	876,026
UCB S.A.	12,203	433,816
Umicore	14,710	456,656

		10,781,334

Bermuda (1.8%)
Frontline Ltd.	6,309	300,898
Ingersoll-Rand Co., Ltd., Class A	154,700	4,821,999
Nabors Industries Ltd.*	853,200	21,261,744
PartnerReinsurance Ltd.^	132,500	9,021,925
Seadrill Ltd.	33,475	688,022

		36,094,588

Brazil (1.0%)
Cia Vale do Rio Doce (ADR)	987,600	18,912,540

Canada (7.8%)
Agrium, Inc.	184,275	10,334,142
Brookfield Asset Management, Inc., Class A^	176,100	4,832,184
Canadian National Railway Co.	367,900	17,596,657

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Canadian Natural Resources Ltd.	161,000	$11,030,699
Canadian Pacific Railway Ltd. (New York Exchange)	127,000	6,840,220
Canadian Pacific Railway Ltd. (Toronto Exchange)	184,400	9,888,380
EnCana Corp.	102,100	6,585,366
Ensign Energy Services, Inc.	27,300	427,873
Finning International, Inc.	387,400	7,600,575
Manulife Financial Corp.	154,600	5,621,948
Potash Corp. of Saskatchewan, Inc.	303,000	39,281,099
Precision Drilling Trust	129,800	2,150,786
Suncor Energy, Inc.	327,400	13,631,477
Talisman Energy, Inc.	211,100	2,979,302
Teck Cominco Ltd., Class B	481,700	13,727,848

		152,528,556

China (0.0%)
Foxconn International Holdings Ltd.*	203,000	90,508

Denmark (0.6%)
A. P. Moller - Maersk A/S, Class A	66	571,448
A. P. Moller - Maersk A/S, Class B	131	1,144,232
Carlsberg A/S, Class B	8,603	657,700
Coloplast A/S, Class B^	2,873	212,693
Danisco A/S^	5,774	325,768
Danske Bank A/S	54,398	1,312,388
DSV A/S^	22,493	358,907
FLSmidth & Co. A/S	6,317	321,272
Jyske Bank A/S (Registered)*	5,983	301,964
Novo Nordisk A/S, Class B	54,948	2,814,283
Novozymes A/S, Class B	5,436	483,864
Rockwool International A/S, Class B^	1,050	89,859
Sydbank A/S	7,442	223,772
Topdanmark A/S*	1,914	273,760
TrygVesta A/S^	3,319	213,428
Vestas Wind Systems A/S*	22,126	1,926,156
William Demant Holding A/S*^	2,982	134,934

		11,366,428

Finland (0.9%)
Cargotec Corp., Class B	4,575	94,029
Elisa Oyj^	17,007	335,276
Fortum Oyj	53,397	1,801,601
Kesko Oyj, Class B	8,059	206,659
Kone Oyj, Class B	18,474	505,790
Metso Oyj	14,948	367,678
Neste Oil Oyj	15,590	326,119
Nokia Oyj	453,179	8,448,486
Nokian Renkaat Oyj	12,761	310,158
Orion Oyj, Class B	10,959	185,562
Outokumpu Oyj	14,187	227,608
Pohjola Bank plc	13,116	192,058
Rautaruukki Oyj	10,229	205,146
Sampo Oyj, Class A	51,780	1,182,487
Sanoma-WSOY Oyj	10,011	189,658
Stora Enso Oyj, Class R	69,916	689,513
UPM-Kymmene Oyj	62,466	982,444
Wartsila Oyj	9,819	417,252
YIT Oyj	15,799	165,305

		16,832,829

France (6.3%)
Accor S.A.	23,633	1,269,127
Aeroports de Paris S.A.^	3,553	296,010
Air France-KLM	16,397	378,240
Air Liquide	29,552	3,251,587
Alcatel-Lucent*	275,436	$1,073,576
Alstom S.A.	25,528	1,925,063
Atos Origin SA	8,276	362,949
BNP Paribas S.A.	97,186	9,342,814
Bouygues S.A.	29,220	1,332,469
Bureau Veritas S.A.	4,945	251,666
Cap Gemini S.A.	16,605	790,010
Carrefour S.A.	75,921	3,583,213
Casino Guichard Perrachon S.A.	5,217	467,733
Christian Dior S.A.	6,473	494,864
Cie de Saint-Gobain S.A.	33,938	1,773,781
Cie Generale de Geophysique- Veritas*	15,352	483,328
Cie Generale d’Optique Essilor International S.A.	23,859	1,193,079
CNP Assurances S.A.	4,417	498,874
Compagnie Generale des Etablissements Michelin, Class B	17,277	1,133,532
Credit Agricole S.A.	106,997	2,078,122
Dassault Systemes S.A.	7,769	415,672
Eiffage S.A.^	4,550	244,256
Electricite de France	24,137	1,748,936
Eramet S.A.	618	235,432
Eurazeo S.A.	3,117	264,786
Eutelsat Communications S.A.	10,507	279,298
France Telecom S.A.	218,447	6,117,384
GDF Suez S.A.	130,852	6,846,899
Gecina S.A. (REIT)	1,993	216,142
Groupe Danone S.A.	52,270	3,703,833
Hermes International^	8,191	1,339,209
ICADE (REIT)	2,360	191,721
Imerys S.A.	3,380	195,495
J.C. Decaux S.A.	8,373	185,354
Klepierre (REIT)	8,651	339,998
Lafarge S.A.	17,537	1,850,517
Lagardere SCA	14,517	656,043
Legrand S.A.	11,045	250,733
L’Oreal S.A.	29,273	2,890,678
LVMH Moet Hennessy Louis Vuitton S.A.	29,384	2,594,522
M6-Metropole Television	7,772	171,306
Natixis S.A.^	119,693	402,638
Neopost S.A.	3,723	350,506
PagesJaunes Groupe S.A.^	15,049	210,890
Pernod-Ricard S.A.^	19,672	1,729,473
Peugeot S.A.	18,265	693,637
PPR S.A.	9,373	841,743
Publicis Groupe S.A.	15,264	480,462
Renault S.A.	22,175	1,432,896
Safran S.A.	23,017	400,250
Sanofi-Aventis S.A.	125,437	8,245,149
Schneider Electric S.A.	26,370	2,287,364
SCOR SE	20,690	406,553
Societe BIC S.A.	3,338	173,701
Societe Generale S.A.	55,741	5,059,867
Societe Television Francaise 1^	13,763	243,513
Sodexo S.A.	11,513	682,218
Suez Environnement S.A.*	30,605	762,940
Suez S.A.	2,088	102,510
Technip S.A.	12,069	677,993
Thales S.A.	10,801	548,096
Total S.A.	257,332	15,525,067
Unibail-Rodamco (REIT)	9,773	1,990,935

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Valeo S.A.	8,948	$272,503
Vallourec S.A.	40,101	8,721,785
Veolia Environnement	45,121	1,860,713
Vinci S.A.	49,806	2,353,163
Vivendi S.A.	139,293	4,358,902
Wendel S.A.	3,308	265,090
Zodiac S.A.	4,823	231,242

		124,030,050

Germany (5.9%)
Adidas AG	24,623	1,322,410
Allianz SE (Registered)	53,956	7,420,703
Arcandor AG*^	9,161	30,521
BASF SE	196,646	9,424,409
Bayer AG	91,206	6,657,389
Bayerische Motoren Werke (BMW) AG (Preference)	6,127	188,614
Bayerische Motoren Werke (BMW) AG	39,929	1,557,399
Beiersdorf AG	10,652	681,773
Bilfinger Berger AG	4,456	233,195
Celesio AG	10,400	456,262
Commerzbank AG	82,125	1,226,329
Continental AG	8,180	671,740
Continental AG (Acquired Shares)*	8,180	813,131
Daimler AG	103,614	5,236,647
Deutsche Bank AG (Registered)	64,752	4,606,948
Deutsche Boerse AG	23,300	2,124,191
Deutsche Lufthansa AG (Registered)	27,708	545,033
Deutsche Post AG (Registered)	101,590	2,142,896
Deutsche Postbank AG	9,947	379,052
Deutsche Telekom AG (Registered)	338,641	5,196,794
E.ON AG	226,557	11,473,586
Fraport AG	4,481	267,997
Fresenius Medical Care AG & Co. KGaA	22,845	1,176,217
Fresenius SE	3,339	243,972
Fresenius SE (Preference)	9,703	700,391
GEA Group AG	17,954	349,927
Hamburger Hafen und Logistik AG (Registered)	2,959	177,439
Hannover Rueckversicherung AG (Registered)	7,363	268,428
HeidelbergCement AG	3,174	337,292
Henkel AG & Co. KGaA	15,458	478,572
Henkel AG & Co. KGaA (Preference)	21,375	785,199
Hochtief AG	4,895	233,720
Hypo Real Estate Holding AG^	19,500	114,356
Infineon Technologies AG*	88,854	502,138
IVG Immobilien AG	11,349	110,072
K+S AG	17,954	1,256,584
Linde AG	16,034	1,719,500
MAN AG	12,611	847,119
Merck KGaA	7,751	832,108
Metro AG	13,680	685,155
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	24,689	3,727,249
Porsche Automobil Holding SE (Preference)	10,493	1,122,479
ProSiebenSat.1 Media AG (Preference)	10,639	72,879
Puma AG Rudolf Dassler Sport	789	215,496
Q-Cells AG*^	7,308	613,988
Rheinmetall AG	4,359	$232,966
RWE AG	98,545	9,475,120
RWE AG (Non-Voting Preference)	4,687	338,354
Salzgitter AG	4,877	492,665
SAP AG^	104,191	5,594,850
Siemens AG (Registered)	103,539	9,717,589
Solarworld AG	9,969	420,555
ThyssenKrupp AG	43,133	1,298,400
TUI AG	25,457	423,651
United Internet AG	15,139	163,648
Volkswagen AG	17,388	6,840,501
Volkswagen AG (Preference)^	12,690	1,582,020
Wacker Chemie AG	1,904	272,293

		116,079,911

Greece (0.4%)
Alpha Bank AE	45,608	1,002,780
Coca Cola Hellenic Bottling Co. S.A.	19,577	423,812
EFG Eurobank Ergasias S.A.	38,083	701,665
Hellenic Petroleum S.A.	14,967	159,497
Hellenic Telecommunications Organization S.A.	32,568	581,799
Marfin Investment Group S.A.*	72,192	521,114
National Bank of Greece S.A.	59,255	2,435,782
OPAP S.A.	26,700	817,271
Piraeus Bank S.A.	37,583	789,440
Public Power Corp. S.A.	12,568	195,240
Titan Cement Co. S.A.	6,991	230,217

		7,858,617

Hong Kong (1.3%)
ASM Pacific Technology Ltd.^	24,000	137,896
Bank of East Asia Ltd.	168,600	525,891
BOC Hong Kong Holdings Ltd.	443,000	789,176
C C Land Holdings Ltd.^	77,000	16,541
Cathay Pacific Airways Ltd.^	145,000	247,960
Cheung Kong Holdings Ltd.	167,000	1,894,255
Cheung Kong Infrastructure Holdings Ltd.	53,000	247,939
Chinese Estates Holdings Ltd.	115,000	140,930
CITIC International Financial Holdings Ltd.*	196,000	129,689
CLP Holdings Ltd.	245,000	1,978,554
Esprit Holdings Ltd.	126,900	779,665
Genting International plc*^	287,000	91,941
Hang Lung Group Ltd.	105,000	332,845
Hang Lung Properties Ltd.	246,000	580,174
Hang Seng Bank Ltd.	92,100	1,719,986
Henderson Land Development Co., Ltd.	129,778	578,833
Hong Kong & China Gas Co., Ltd.	477,300	1,087,542
Hong Kong Aircraft Engineerg Co., Ltd.	7,200	82,841
Hong Kong Exchanges and Clearing Ltd.^	123,000	1,528,507
HongKong Electric Holdings Ltd.	168,500	1,060,583
Hopewell Holdings Ltd.	74,000	266,174
Hutchison Telecommunications International Ltd.*	195,000	219,996
Hutchison Whampoa Ltd.	256,000	1,948,849
Hysan Development Co. Ltd.	68,000	176,879
Kerry Properties Ltd.	75,000	244,597
Kingboard Chemical Holdings Ltd.	67,000	226,998
Lee & Man Paper Manufacturing Ltd.	31,200	17,143
Li & Fung Ltd.	270,000	659,413

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Lifestyle International Holdings Ltd.	88,000	$100,175
Link REIT (REIT)	252,000	521,401
Mongolia Energy Co., Ltd.*	348,000	185,455
MTR Corp.	167,000	492,535
New World Development Ltd.	291,000	324,658
Noble Group Ltd.	187,400	176,676
NWS Holdings Ltd.	95,000	170,301
Orient Overseas International Ltd.	29,000	74,533
Pacific Basin Shipping Ltd.	176,000	146,410
PCCW Ltd.	397,000	165,735
Shangri-La Asia Ltd.	159,333	228,616
Shun Tak Holdings Ltd.	106,000	36,444
Sino Land Co.	208,000	234,355
Sun Hung Kai Properties Ltd.	170,000	1,745,543
Swire Pacific Ltd., Class A	99,000	872,618
Television Broadcasts Ltd.	36,000	152,313
Wharf Holdings Ltd.	163,750	467,797
Wheelock & Co., Ltd.	113,000	205,308
Wing Hang Bank Ltd.	21,500	164,836
Wing Lung Bank Ltd.	10,000	200,501
Yue Yuen Industrial Holdings Ltd.	78,000	212,965

		24,590,972

Ireland (0.3%)
Allied Irish Banks plc	105,341	906,534
Anglo Irish Bank Corp. plc	90,218	508,313
Bank of Ireland	120,204	691,119
CRH plc (Euro Exchange)	64,061	1,394,143
CRH plc (London Exchange)	684	14,756
Elan Corp. plc*	56,935	599,347
Experian plc	122,697	813,585
Irish Life & Permanent plc	32,060	227,145
Kerry Group plc, Class A	16,883	494,667

		5,649,609

Italy (2.6%)
A2A S.p.A.	150,499	381,807
Alleanza Assicurazioni S.p.A.	50,458	461,347
Assicurazioni Generali S.p.A.	126,443	4,185,276
Atlantia S.p.A.	31,079	638,438
Autogrill S.p.A.	12,419	139,788
Banca Carige S.p.A.^	88,521	290,732
Banca Monte dei Paschi di Siena S.p.A.	297,681	735,248
Banca Popolare di Milano S.c.a.r.l.	47,456	404,283
Banco Popolare S.c.a.r.l.	76,083	1,185,536
Bulgari S.p.A.^	18,116	161,222
Enel S.p.A.	517,584	4,314,639
ENI S.p.A.	310,486	8,195,304
Fiat S.p.A.	84,343	1,123,779
Finmeccanica S.p.A.	35,602	765,702
Fondiaria-Sai S.p.A.	8,439	197,801
IFIL - Investments S.p.A.^	38,784	175,591
Intesa Sanpaolo S.p.A.	920,015	5,022,134
Intesa Sanpaolo S.p.A. (RNC)	105,251	499,907
Istituto Finanziario Industriale S.p.A*	8,067	88,521
Italcementi S.p.A.^	8,704	107,146
Italcementi S.p.A. (RNC)	13,210	124,085
Lottomatica S.p.A.	7,114	185,688
Luxottica Group S.p.A.^	17,053	389,842
Mediaset S.p.A.	90,993	576,460
Mediobanca S.p.A.^	60,035	807,550
Mediolanum S.p.A.^	27,183	123,519
Parmalat S.p.A.	196,377	466,403
Pirelli & C S.p.A.	260,417	152,430
Prysmian S.p.A.	13,260	$258,841
Saipem S.p.A.	276,149	8,170,077
Snam Rete Gas S.p.A.	94,992	571,812
Telecom Italia S.p.A.	1,199,818	1,790,282
Telecom Italia S.p.A. (RNC)	722,740	817,561
Terna Rete Elettrica Nazionale S.p.A.	145,442	532,893
UniCredit S.p.A.	1,353,897	5,001,104
Unione di Banche Italiane S.c.p.A.	73,213	1,598,320
Unipol Gruppo Finanziario S.p.A.	78,815	167,047
Unipol Gruppo Finanziario S.p.A. (Preference)	107,382	180,873

		50,988,988

Japan (13.5%)
77 Bank Ltd.	42,000	210,874
Acom Co., Ltd.^	7,800	265,896
Advantest Corp.^	18,000	382,118
Aeon Co., Ltd.	77,100	783,279
Aeon Credit Service Co., Ltd.	10,400	104,801
Aeon Mall Co., Ltd.	7,500	223,274
Aiful Corp.^	10,450	81,443
Aioi Insurance Co., Ltd.	55,000	273,027
Aisin Seiki Co., Ltd.	22,700	554,213
Ajinomoto Co., Inc.	80,000	759,173
Alfresa Holdings Corp.	3,500	170,013
All Nippon Airways Co., Ltd.^	76,000	271,216
Alps Electric Co., Ltd.^	21,500	168,798
Amada Co., Ltd.	42,000	231,460
Aozora Bank Ltd.	83,000	131,405
Asahi Breweries Ltd.	46,600	815,314
Asahi Glass Co., Ltd.	121,000	1,072,033
Asahi Kasei Corp.	144,000	609,498
Asics Corp.	19,000	147,947
Astellas Pharma, Inc.	58,900	2,474,785
Bank of Kyoto Ltd.	37,000	377,879
Bank of Yokohama Ltd.	149,000	722,818
Benesse Corp.	8,800	359,195
Bridgestone Corp.^	72,400	1,357,735
Brother Industries Ltd.	28,100	295,823
Canon Marketing Japan, Inc.	8,700	132,196
Canon, Inc.	127,500	4,766,853
Casio Computer Co., Ltd.	28,500	267,763
Central Japan Railway Co.	188	1,774,334
Chiba Bank Ltd.	91,000	469,871
Chubu Electric Power Co., Inc.	79,200	1,870,189
Chugai Pharmaceutical Co., Ltd.	27,100	440,820
Chugoku Bank Ltd.^	19,000	265,949
Chugoku Electric Power Co., Inc.	33,600	688,845
Chuo Mitsui Trust Holdings, Inc.	116,000	621,251
Citizen Holdings Co., Ltd.	39,000	269,402
Coca-Cola West Holdings Co., Ltd.	6,800	153,819
Cosmo Oil Co., Ltd.	69,000	164,490
Credit Saison Co., Ltd.	19,400	315,600
CSK Holdings Corp.^	8,800	129,767
Dai Nippon Printing Co., Ltd.	72,000	974,698
Daicel Chemical Industries Ltd.	33,000	149,380
Daido Steel Co., Ltd.	37,000	195,729
Daihatsu Motor Co., Ltd.	23,000	250,386
Daiichi Sankyo Co., Ltd.	83,400	2,129,017
Daikin Industries Ltd.	31,700	1,076,084
Dainippon Sumitomo Pharma Co., Ltd.^	20,000	162,911
Daito Trust Construction Co., Ltd.	9,500	355,211
Daiwa House Industry Co., Ltd.	60,000	571,958

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Daiwa Securities Group, Inc.	159,000	$1,139,401
DeNA Co., Ltd.^	35	140,896
Denki Kagaku Kogyo KK	60,000	158,077
Denso Corp.	58,200	1,429,384
Dentsu, Inc.	235	470,658
DIC Corp.^	73,000	137,416
Dowa Holdings Co., Ltd.	34,000	153,409
East Japan Railway Co.	407	3,033,996
Eisai Co., Ltd.	30,500	1,185,595
Electric Power Development Co., Ltd.	16,000	517,087
Elpida Memory, Inc.*^	13,200	243,577
FamilyMart Co., Ltd.	7,100	300,183
Fanuc Ltd.	22,900	1,727,318
Fast Retailing Co., Ltd.	5,700	579,366
Fuji Electric Holdings Co., Ltd.^	68,000	163,904
Fuji Heavy Industries Ltd.	71,000	358,581
Fuji Media Holdings, Inc.	66	84,720
Fujifilm Holdings Corp.	59,000	1,529,034
Fujitsu Ltd.	225,000	1,256,937
Fukuoka Financial Group, Inc.^	90,000	333,069
Furukawa Electric Co., Ltd.	77,000	339,090
Gunma Bank Ltd.	48,000	272,545
Hachijuni Bank Ltd.	50,000	265,269
Hakuhodo DY Holdings, Inc.	2,850	140,852
Hankyu Hanshin Holdings, Inc.	145,000	666,794
Haseko Corp.	121,500	86,890
Hikari Tsushin, Inc.	3,000	64,032
Hino Motors Ltd.	32,000	129,804
Hirose Electric Co., Ltd.	3,800	362,818
Hiroshima Bank Ltd.	61,000	226,506
Hisamitsu Pharmaceutical Co., Inc.	7,900	342,940
Hitachi Chemical Co., Ltd.	12,500	166,026
Hitachi Construction Machinery Co., Ltd.	12,900	317,169
Hitachi High-Technologies Corp.	8,600	171,191
Hitachi Ltd.	404,000	2,778,246
Hitachi Metals Ltd.^	20,000	237,973
Hokkaido Electric Power Co., Inc.	23,300	486,468
Hokuhoku Financial Group, Inc.	141,000	310,177
Hokuriku Electric Power Co.	21,000	504,768
Honda Motor Co., Ltd.	197,100	5,853,950
HOYA Corp.	49,600	982,629
Ibiden Co., Ltd.	15,900	387,288
Idemitsu Kosan Co., Ltd.	2,600	211,569
IHI Corp.	160,000	250,932
INPEX Corp.	99	857,455
Isetan Mitsukoshi Holdings Ltd.*	38,580	453,887
Isuzu Motors Ltd.	152,000	419,906
Ito En Ltd.	7,900	102,183
ITOCHU Corp.	179,000	1,082,032
ITOCHU Techno-Solutions Corp.	3,300	83,647
Iyo Bank Ltd.	29,000	316,917
J. Front Retailing Co., Ltd.	61,400	355,981
Jafco Co., Ltd.	4,200	158,381
Japan Airlines Corp.*^	111,000	228,355
Japan Petroleum Exploration Co.	3,500	179,834
Japan Prime Realty Investment Corp. (REIT)	68	161,199
Japan Real Estate Investment Corp. (REIT)	51	409,864
Japan Retail Fund Investment Corp. (REIT)	42	172,633
Japan Steel Works Ltd.	42,000	524,086
Japan Tobacco, Inc.	541	$2,036,783
JFE Holdings, Inc.	62,400	1,941,053
JGC Corp.	26,000	411,847
Joyo Bank Ltd.	83,000	378,108
JS Group Corp.	32,000	404,095
JSR Corp.	21,500	282,503
JTEKT Corp.	23,400	268,778
Jupiter Telecommunications Co., Ltd.	303	218,310
Kajima Corp.	98,000	297,776
Kamigumi Co., Ltd.	31,000	231,797
Kaneka Corp.	36,000	199,269
Kansai Electric Power Co., Inc.	92,000	2,041,775
Kansai Paint Co., Ltd.	26,000	161,147
Kao Corp.	62,000	1,660,950
Kawasaki Heavy Industries Ltd.	181,000	384,055
Kawasaki Kisen Kaisha Ltd.	72,000	443,369
KDDI Corp.	351	1,965,961
Keihin Electric Express Railway Co., Ltd.^	52,000	340,085
Keio Corp.	70,000	377,354
Keisei Electric Railway Co., Ltd.	33,000	180,742
Keyence Corp.	4,500	895,081
Kikkoman Corp.	19,000	255,740
Kinden Corp.	16,000	151,531
Kintetsu Corp.^	195,000	681,433
Kirin Holdings Co., Ltd.	95,000	1,249,253
Kobe Steel Ltd.	319,000	644,472
Komatsu Ltd.	107,500	1,740,086
Konami Corp.	12,000	302,043
Konica Minolta Holdings, Inc.	56,500	651,240
Kubota Corp.	131,000	825,246
Kuraray Co., Ltd.	41,000	404,174
Kurita Water Industries Ltd.	13,100	306,356
Kyocera Corp.	19,500	1,478,345
Kyowa Hakko Kogyo Co., Ltd.	32,000	337,644
Kyushu Electric Power Co., Inc.	45,300	948,264
Lawson, Inc.	8,300	384,660
Leopalace21 Corp.	16,200	124,580
Mabuchi Motor Co., Ltd.	3,600	163,811
Makita Corp.	14,500	296,127
Marubeni Corp.	197,000	889,983
Marui Group Co., Ltd.	30,300	227,705
Maruichi Steel Tube Ltd.^	4,600	126,402
Matsushita Electric Works Ltd.	45,000	401,046
Mazda Motor Corp.	111,000	449,647
Mediceo Paltac Holdings Co., Ltd.	17,800	217,532
Meiji Dairies Corp.^	32,000	169,971
Minebea Co., Ltd.	43,000	161,701
Mitsubishi Chemical Holdings Corp.	153,500	812,742
Mitsubishi Corp.	162,300	3,377,423
Mitsubishi Electric Corp.	231,000	1,556,535
Mitsubishi Estate Co., Ltd.	141,000	2,770,889
Mitsubishi Gas Chemical Co., Inc.	46,000	221,824
Mitsubishi Heavy Industries Ltd.	383,000	1,655,418
Mitsubishi Logistics Corp.	14,000	178,401
Mitsubishi Materials Corp.	137,000	430,964
Mitsubishi Motors Corp.*^	434,000	727,829
Mitsubishi Rayon Co., Ltd.	67,000	165,835
Mitsubishi Tanabe Pharma Corp.	27,000	372,632
Mitsubishi UFJ Financial Group, Inc.	1,229,930	10,661,816
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,970	230,383
Mitsui & Co., Ltd.	207,000	2,557,832

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui Chemicals, Inc.	76,000	$335,236
Mitsui Engineering & Shipbuilding Co., Ltd.	85,000	161,466
Mitsui Fudosan Co., Ltd.	100,000	1,925,173
Mitsui Mining & Smelting Co., Ltd.	72,000	166,509
Mitsui O.S.K. Lines Ltd.	136,000	1,176,867
Mitsui Sumitomo Insurance Group Holdings, Inc.	45,400	1,535,451
Mitsumi Electric Co., Ltd.	9,700	244,932
Mizuho Financial Group, Inc.	1,157	5,076,165
Mizuho Trust & Banking Co., Ltd.	184,000	252,079
Murata Manufacturing Co., Ltd.	25,700	1,031,208
Namco Bandai Holdings, Inc.	24,600	267,173
NEC Corp.	232,000	983,796
NEC Electronics Corp.*^	4,600	95,419
NGK Insulators Ltd.	30,000	364,407
NGK Spark Plug Co., Ltd.^	21,000	204,651
NHK Spring Co., Ltd.	19,000	104,271
Nidec Corp.^	13,100	805,740
Nikon Corp.^	41,000	974,595
Nintendo Co., Ltd.	11,800	4,912,163
Nippon Building Fund, Inc. (REIT)	61	586,094
Nippon Electric Glass Co., Ltd.	41,000	370,764
Nippon Express Co., Ltd.	96,000	429,035
Nippon Meat Packers, Inc.	22,000	334,200
Nippon Mining Holdings, Inc.	106,000	430,668
Nippon Oil Corp.	158,000	798,788
Nippon Paper Group, Inc.	105	306,589
Nippon Sheet Glass Co., Ltd.^	72,000	371,518
Nippon Steel Corp.	613,000	2,320,880
Nippon Telegraph & Telephone Corp.	623	2,774,945
Nippon Yusen KK	133,000	862,737
Nipponkoa Insurance Co., Ltd.	78,000	439,794
Nishi-Nippon City Bank Ltd.^	88,000	220,265
Nissan Chemical Industries Ltd.	17,000	156,693
Nissan Motor Co., Ltd.	272,000	1,824,917
Nisshin Seifun Group, Inc.	21,500	288,022
Nisshin Steel Co., Ltd.	92,000	176,732
Nisshinbo Industries, Inc.	17,000	166,894
Nissin Food Products Co., Ltd.	10,000	355,931
Nitori Co., Ltd.	4,800	281,910
Nitto Denko Corp.	19,800	502,809
NOK Corp.	13,600	152,212
Nomura Holdings, Inc.	212,100	2,737,269
Nomura Real Estate Holdings, Inc.	6,700	159,995
Nomura Real Estate Office Fund, Inc. (REIT)	32	218,679
Nomura Research Institute Ltd.	13,600	276,170
NSK Ltd.	53,000	307,072
NTN Corp.	49,000	255,835
NTT Data Corp.	155	606,320
NTT DoCoMo, Inc.	1,882	3,034,918
NTT Urban Development Corp.	144	174,655
Obayashi Corp.	74,000	377,616
Obic Co., Ltd.	850	138,633
Odakyu Electric Railway Co., Ltd.^	76,000	562,549
OJI Paper Co., Ltd.	103,000	513,621
OKUMA Corp.^	18,000	104,837
Olympus Corp.	28,000	818,644
Omron Corp.	24,200	371,746
Ono Pharmaceutical Co., Ltd.	11,700	541,578
Onward Holdings Co., Ltd.	16,000	166,380
Oracle Corp. Japan^	4,700	213,019
Oriental Land Co., Ltd.^	6,200	$418,977
ORIX Corp.	11,140	1,377,633
Osaka Gas Co., Ltd.	233,000	797,762
OSAKA Titanium Technologies Co.^	2,600	86,234
Otsuka Corp.	1,900	124,078
Panasonic Corp.	220,000	3,818,119
Pioneer Corp.	19,200	126,732
Promise Co., Ltd.^	7,050	135,836
Rakuten, Inc.	796	449,906
Resona Holdings, Inc.^	617	817,715
Ricoh Co., Ltd.	80,000	1,112,337
Rohm Co., Ltd.	12,000	658,617
Sankyo Co., Ltd.	6,400	326,411
Santen Pharmaceutical Co., Ltd.^	9,000	227,191
Sanyo Electric Co., Ltd.*^	198,000	343,671
Sapporo Hokuyo Holdings, Inc.^	36	179,710
Sapporo Holdings Ltd.^	31,000	230,481
SBI Holdings, Inc.	1,999	299,284
Secom Co., Ltd.	25,200	1,053,561
Sega Sammy Holdings, Inc.^	22,600	202,024
Seiko Epson Corp.^	15,400	355,229
Sekisui Chemical Co., Ltd.	52,000	310,040
Sekisui House Ltd.	52,000	477,451
Seven & I Holdings Co., Ltd.	103,200	2,970,339
Sharp Corp.	121,000	1,306,023
Shikoku Electric Power Co., Inc.	21,700	546,855
Shimadzu Corp.	30,000	241,213
Shimamura Co., Ltd.	2,600	174,829
Shimano, Inc.	8,100	277,960
Shimizu Corp.	71,000	339,965
Shin-Etsu Chemical Co., Ltd.	49,000	2,332,872
Shinko Electric Industries Co., Ltd.	8,400	79,155
Shinko Securities Co., Ltd.	63,000	177,710
Shinsei Bank Ltd.	183,593	561,483
Shionogi & Co., Ltd.	36,000	728,426
Shiseido Co., Ltd.	39,000	873,534
Shizuoka Bank Ltd.	73,000	718,819
Showa Denko KK	138,000	290,938
Showa Shell Sekiyu KK	22,900	221,148
SMC Corp.	6,900	721,884
Softbank Corp.	91,600	1,184,051
Sojitz Corp.	145,200	335,257
Sompo Japan Insurance, Inc.	101,000	849,000
Sony Corp.	120,200	3,717,277
Sony Financial Holdings, Inc.	107	422,361
Square Enix Holdings Co., Ltd.	7,300	213,139
Stanley Electric Co., Ltd.	18,000	263,064
Sumco Corp.	14,900	234,462
Sumitomo Chemical Co., Ltd.	189,000	823,660
Sumitomo Corp.	136,100	1,268,182
Sumitomo Electric Industries Ltd.	90,100	979,801
Sumitomo Heavy Industries Ltd.	67,000	320,795
Sumitomo Metal Industries Ltd.	460,000	1,401,136
Sumitomo Metal Mining Co., Ltd.	66,000	656,658
Sumitomo Mitsui Financial Group, Inc.	801	5,018,164
Sumitomo Realty & Development Co., Ltd.	46,000	1,001,487
Sumitomo Rubber Industries, Inc.	20,600	182,998
Sumitomo Trust & Banking Co., Ltd.	173,000	1,147,701
Suruga Bank Ltd.	27,000	309,596
Suzuken Co., Ltd.	8,100	245,976
Suzuki Motor Corp.	42,300	785,488

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
T&D Holdings, Inc.	23,850	$1,271,829
Taiheiyo Cement Corp.	112,000	163,905
Taisei Corp.	113,000	297,495
Taisho Pharmaceutical Co., Ltd.	15,000	296,610
Taiyo Nippon Sanso Corp.	34,000	269,476
Takashimaya Co., Ltd.	35,000	305,487
Takeda Pharmaceutical Co., Ltd.	99,400	5,006,080
Takefuji Corp.^	13,660	175,571
TDK Corp.	14,800	741,615
Teijin Ltd.	103,000	309,650
Terumo Corp.	20,100	1,035,134
THK Co., Ltd.	14,300	222,077
Tobu Railway Co., Ltd.^	97,000	470,753
Toho Co., Ltd.	13,600	282,577
Toho Gas Co., Ltd.	57,000	313,054
Toho Titanium Co., Ltd.^	3,200	49,554
Tohoku Electric Power Co., Inc.	51,300	1,101,411
Tokai Rika Co., Ltd.	5,500	69,766
Tokio Marine Holdings, Inc.	82,000	2,975,648
Tokuyama Corp.	26,000	150,802
Tokyo Broadcasting System, Inc.	5,200	89,227
Tokyo Electric Power Co., Inc.	145,700	3,590,716
Tokyo Electron Ltd.	20,500	913,264
Tokyo Gas Co., Ltd.	278,000	1,149,571
Tokyo Steel Manufacturing Co., Ltd.	13,300	145,269
Tokyo Tatemono Co., Ltd.	33,000	158,132
Tokyu Corp.	135,000	645,526
Tokyu Land Corp.	53,000	197,206
TonenGeneral Sekiyu KK^	33,000	270,595
Toppan Printing Co., Ltd.	62,000	483,898
Toray Industries, Inc.	160,000	750,875
Toshiba Corp.	368,000	1,589,198
Tosoh Corp.	61,000	180,444
TOTO Ltd.^	31,000	229,101
Toyo Seikan Kaisha Ltd.	19,400	297,687
Toyo Suisan Kaisha Ltd.	11,000	278,851
Toyoda Gosei Co., Ltd.	7,900	133,965
Toyota Boshoku Corp.	8,100	89,880
Toyota Industries Corp.	21,700	548,469
Toyota Motor Corp.	328,600	13,951,420
Toyota Tsusho Corp.	25,600	332,308
Trend Micro, Inc.	12,500	475,848
Ube Industries Ltd.	121,000	323,273
Unicharm Corp.	4,900	375,871
UNY Co., Ltd.	22,000	222,917
Ushio, Inc.	14,400	235,221
USS Co., Ltd.	3,030	194,597
West Japan Railway Co.	204	870,783
Yahoo! Japan Corp.^	1,829	587,209
Yakult Honsha Co., Ltd.	11,800	362,920
Yamada Denki Co., Ltd.	10,420	790,066
Yamaguchi Financial Group, Inc.	25,000	300,490
Yamaha Corp.	21,200	363,709
Yamaha Motor Co., Ltd.	23,700	323,113
Yamato Holdings Co., Ltd.	46,000	514,671
Yamato Kogyo Co., Ltd.	4,800	166,254
Yamazaki Baking Co., Ltd.	15,000	180,205
Yaskawa Electric Corp.	29,000	164,553
Yokogawa Electric Corp.	28,300	182,262

		263,845,484

Luxembourg (1.2%)
ArcelorMittal S.A.	103,801	5,196,151
Millicom International Cellular S.A. (SDR)	8,490	$580,634
SES S.A. (FDR)	36,433	756,256
Tenaris S.A. (ADR)	447,700	16,694,733

		23,227,774

Netherlands (3.4%)
Aegon N.V.	166,417	1,487,279
Akzo Nobel N.V.	32,528	1,563,837
ASML Holding N.V.	51,834	925,520
Corio N.V. (REIT)	5,145	368,754
European Aeronautic Defence and Space Co. N.V.^	39,253	679,175
Fugro N.V. (CVA)	7,036	415,902
Heineken Holding N.V.	13,355	530,105
Heineken N.V.	29,100	1,172,660
ING Groep N.V. (CVA)	227,811	4,955,613
James Hardie Industries N.V. (CDI)^	52,351	214,719
Koninklijke Ahold N.V.	143,633	1,657,301
Koninklijke Boskalis Westminster N.V. (CVA)	6,729	318,482
Koninklijke DSM N.V.	16,284	766,775
Koninklijke Philips Electronics N.V.	123,149	3,371,954
Randstad Holding N.V.	11,675	308,645
Reed Elsevier N.V.	75,174	1,120,617
Royal Dutch Shell plc, Class A	422,644	12,208,822
Royal Dutch Shell plc, Class B	326,599	9,265,440
Royal KPN N.V.	215,883	3,111,610
SBM Offshore N.V.	17,106	368,330
SNS Reaal	16,184	184,909
TNT N.V.	45,824	1,281,617
TomTom N.V.*^	7,252	134,242
Unilever N.V. (N.Y. Shares)	96,800	2,725,888
Unilever N.V. (CVA)	569,701	16,094,540
Wolters Kluwer N.V.	35,647	726,629

		65,959,365

New Zealand (0.1%)
Auckland International Airport Ltd.	119,051	155,926
Contact Energy Ltd.	35,387	187,692
Fletcher Building Ltd.	59,026	266,523
Sky City Entertainment Group Ltd.	59,125	145,900
Telecom Corp of New Zealand Ltd.^	216,021	397,260

		1,153,301

Norway (0.5%)
Aker Solutions ASA	19,651	314,951
DnB NOR ASA	89,697	692,799
Norsk Hydro ASA	83,437	563,522
Orkla ASA	99,617	915,554
Petroleum Geo-Services ASA*	20,609	273,548
Renewable Energy Corp. ASA*	18,200	339,043
StatoilHydro ASA	153,581	3,661,234
Storebrand ASA	44,500	264,089
Telenor ASA	99,795	1,226,927
Yara International ASA	22,704	797,016

		9,048,683

Portugal (0.2%)
Banco BPI S.A. (Registered)	30,402	94,671
Banco Comercial Portugues S.A. (Registered)^	279,948	457,609
Banco Espirito Santo S.A. (Registered)	27,335	339,255
Brisa^	36,444	363,119
Cimpor Cimentos de Portugal SGPS S.A.^	31,730	203,593

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Energias de Portugal S.A.	219,744	$924,850
Jeronimo Martins SGPS S.A.	25,784	219,995
Portugal Telecom SGPS S.A. (Registered)	73,443	743,081
Sonae SGPS S.A.	94,473	72,355
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	21,320	158,565

		3,577,093

Singapore (0.7%)
Ascendas Real Estate Investment Trust (REIT)	124,000	164,241
CapitaCommercial Trust (REIT)	103,000	95,309
CapitaLand Ltd.	200,000	435,865
CapitaMall Trust (REIT)	142,000	226,136
City Developments Ltd.	61,000	381,878
ComfortDelgro Corp., Ltd.	223,000	233,121
Cosco Corp. Singapore Ltd.	114,000	122,037
DBS Group Holdings Ltd.	161,000	1,903,508
Fraser and Neave Ltd.	116,000	291,104
Golden Agri-Resources Ltd.	531,000	119,280
Jardine Cycle & Carriage Ltd.	17,335	191,141
Keppel Corp., Ltd.	153,000	849,556
Keppel Land Ltd.^	45,000	90,013
Neptune Orient Lines Ltd.^	64,000	81,761
Olam International Ltd.^	141,800	181,879
Oversea-Chinese Banking Corp.	297,000	1,503,526
Parkway Holdings Ltd.	110,133	146,905
SembCorp Industries Ltd.	119,000	271,572
SembCorp Marine Ltd.	99,800	211,463
Singapore Airlines Ltd.	64,266	642,866
Singapore Exchange Ltd.	103,000	446,439
Singapore Press Holdings Ltd.	182,000	506,751
Singapore Technologies Engineering Ltd.	161,000	306,305
Singapore Telecommunications Ltd.	957,000	2,190,271
United Overseas Bank Ltd.	146,000	1,729,345
UOL Group Ltd.	64,000	113,283
Venture Corp., Ltd.	27,000	147,481
Wilmar International Ltd.^	104,000	185,264
Yanlord Land Group Ltd.^	66,000	43,068

		13,811,368

Spain (2.6%)
Abertis Infraestructuras S.A.^	32,963	652,325
Acciona S.A.	3,460	526,164
Acerinox S.A.^	17,020	304,966
ACS Actividades de Construccion y Servicios S.A.	23,319	949,070
Banco Bilbao Vizcaya Argentaria S.A.	424,837	6,887,069
Banco de Sabadell S.A.^	109,648	851,957
Banco Popular Espanol S.A.^	94,760	1,134,895
Banco Santander S.A.	745,369	11,283,073
Bankinter S.A.^	31,139	392,002
Cintra Concesiones de Infraestructuras de Transporte S.A.^	25,798	306,369
Criteria Caixacorp S.A.	100,041	481,822
Enagas	21,630	465,931
Fomento de Construcciones y Contratas S.A.^	5,572	252,982
Gamesa Corp. Tecnologica S.A.	21,819	749,524
Gas Natural SDG S.A.	13,565	504,456
Gestevision Telecinco S.A.^	13,629	$140,439
Grifols S.A.	15,264	389,242
Grupo Ferrovial S.A.^	7,788	363,276
Iberdrola Renovables S.A.*	102,446	445,889
Iberdrola S.A.	417,870	4,271,218
Iberia Lineas Aereas de Espana	58,054	141,982
Inditex S.A.	26,432	1,127,572
Indra Sistemas S.A.	11,911	284,028
Mapfre S.A.	83,816	366,633
Promotora de Informaciones S.A.^	9,321	63,330
Red Electrica de Espana	13,063	663,092
Repsol YPF S.A.	87,848	2,595,188
Sacyr Vallehermoso S.A.^	8,874	148,178
Telefonica S.A.	511,931	12,237,907
Union Fenosa S.A.	43,641	1,068,767
Zardoya Otis S.A.^	15,195	332,972

		50,382,318

Sweden (1.3%)
Alfa Laval AB	44,811	463,941
Assa Abloy AB, Class B	37,497	455,868
Atlas Copco AB, Class A	80,703	924,536
Atlas Copco AB, Class B	46,131	467,886
Boliden AB	34,030	144,540
Electrolux AB, Class B	30,666	363,280
Getinge AB, Class B	21,447	442,108
Hennes & Mauritz AB, Class B	61,273	2,493,732
Holmen AB, Class B^	6,293	204,765
Husqvarna AB, Class B^	32,874	248,028
Investor AB, Class B	54,689	1,022,626
Lundin Petroleum AB*^	26,225	218,725
Modern Times Group AB, Class B	6,242	225,519
Nordea Bank AB	249,134	2,989,849
Sandvik AB	121,945	1,294,386
Scania AB, Class B	42,708	526,371
Securitas AB, Class B	37,645	425,503
Skandinaviska Enskilda Banken AB, Class A	56,467	887,882
Skanska AB, Class B	44,337	507,109
SKF AB, Class B	45,730	586,478
Ssab Svenskt Stal AB, Class A	21,592	344,307
Ssab Svenskt Stal AB, Class B	10,066	139,164
Svenska Cellulosa AB, Class B	66,622	705,959
Svenska Handelsbanken AB, Class A	54,473	1,220,412
Swedbank AB, Class A^	43,567	574,369
Swedish Match AB	30,594	533,118
Tele2 AB, Class B	36,835	419,547
Telefonaktiebolaget LM Ericsson, Class B	354,861	3,345,369
TeliaSonera AB	270,654	1,545,296
Volvo AB, Class B	131,763	1,196,591

		24,917,264

Switzerland (6.1%)
ABB Ltd. (Registered)*	491,638	9,431,922
ABB Ltd. (ADR)	104,000	2,017,600
Actelion Ltd. (Registered)*^	11,768	601,684
Adecco S.A. (Registered)	14,850	648,864
Aryzta AG*	9,508	384,819
Baloise Holding AG (Registered)	6,116	417,356
Compagnie Financiere Richemont S.A., Class A	62,571	2,779,042
Credit Suisse Group AG (Registered)	124,916	5,947,426
EFG Internationa AG (Registered)	6,175	178,154
Geberit AG (Registered)	4,774	587,962

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Givaudan S.A. (Registered)	787	$652,623
Holcim Ltd. (Registered)	25,212	1,844,781
Julius Baer Holding AG (Registered)	25,643	1,260,739
Kuehne & Nagel International AG (Registered)	6,448	429,937
Lindt & Spruengli AG	99	240,316
Logitech International S.A. (Registered)*	20,721	472,235
Lonza Group AG (Registered)	5,758	716,113
Nestle S.A. (Registered)	729,625	31,557,785
Nestle S.A. (Registered) (ADR)	54,300	2,332,185
Nobel Biocare Holding AG (Registered)	14,215	476,595
Novartis AG (Registered)	327,425	17,126,089
OC Oerlikon Corp. AG (Registered)*	855	169,252
Pargesa Holding S.A.	3,221	274,772
Roche Holding AG	83,711	13,049,450
Schindler Holding AG	6,116	365,509
SGS S.A. (Registered)	566	665,084
Sonova Holding AG	5,638	364,276
STMicroelectronics N.V.	81,583	828,959
Straumann Holding AG (Registered)	952	261,339
Sulzer AG (Registered)	3,264	346,620
Swatch Group AG	3,804	704,121
Swatch Group AG (Registered)	6,233	206,059
Swiss Life Holding AG (Registered)*	4,206	611,653
Swiss Reinsurance (Registered)	42,026	2,347,129
Swisscom AG (Registered)	2,713	810,248
Syngenta AG (Registered)	12,473	2,648,406
Synthes, Inc.	7,076	977,386
UBS AG (Registered)*^	434,368	7,509,061
Xstrata plc	76,228	2,359,598
Zurich Financial Services AG (Registered)	17,393	4,821,226

		119,424,375

United Kingdom (14.9%)
3i Group plc	45,375	572,752
Acergy S.A.^	22,907	230,151
Alliance & Leicester plc	46,249	226,339
AMEC plc	38,716	439,492
Anglo American plc	399,318	13,349,757
Antofagasta plc	47,294	340,980
Associated British Foods plc	43,107	545,023
AstraZeneca plc	173,702	7,601,662
Atrium European Real Estate Ltd.*	34,822	263,416
Aviva plc	318,450	2,769,700
BAE Systems plc	996,697	7,314,836
Balfour Beatty plc	56,461	303,759
Barclays plc	972,100	5,905,286
Berkeley Group Holdings plc*	10,316	140,831
BG Group plc	399,098	7,231,254
BHP Billiton plc	263,417	5,958,602
BP plc	2,242,728	18,670,233
British Airways plc^	67,782	204,243
British American Tobacco plc	520,785	17,016,766
British American Tobacco plc (ADR)	21,500	1,333,000
British Energy Group plc	124,598	1,688,155
British Land Co. plc (REIT)	61,503	822,797
British Sky Broadcasting Group plc	138,380	1,029,066
BT Group plc, Class A	926,754	2,676,790
Bunzl plc	38,893	455,112
Burberry Group plc	51,965	364,150
Cable & Wireless plc	299,513	887,173
Cadbury plc	285,414	$2,874,035
Cairn Energy plc*	15,542	577,508
Capita Group plc	72,199	897,359
Carnival plc	19,648	588,876
Carphone Warehouse Group plc	49,760	153,429
Centrica plc	439,990	2,462,286
Cobham plc	136,699	462,367
Compass Group plc	224,155	1,395,657
Daily Mail & General Trust, Class A	34,659	200,542
Diageo plc	900,111	15,237,077
Drax Group plc	40,723	545,390
Enterprise Inns plc	62,210	200,030
Eurasian Natural Resources Corp.	39,549	360,066
Firstgroup plc	57,166	542,900
Friends Provident plc	276,372	475,388
G4S plc	150,438	542,603
GKN plc	84,877	298,509
GlaxoSmithKline plc	651,635	14,078,174
Hammerson plc (REIT)	34,832	607,059
Hays plc	166,040	238,771
HBOS plc	627,473	1,424,880
Home Retail Group plc	105,522	449,127
HSBC Holdings plc	1,429,440	23,149,551
ICAP plc	61,927	400,268
IMI plc	38,605	259,978
Imperial Tobacco Group plc	121,539	3,904,948
Inchcape plc	52,509	177,761
Intercontinental Hotels Group plc	31,214	386,242
International Power plc	180,697	1,165,199
Invensys plc*	94,668	349,346
Investec plc	47,884	262,099
ITV plc	340,450	254,949
J Sainsbury plc	128,075	803,267
Johnson Matthey plc	25,440	615,798
Kazakhmys plc	25,647	268,920
Kingfisher plc	283,847	673,055
Ladbrokes plc	72,600	245,354
Land Securities Group plc (REIT)	56,438	1,273,728
Legal & General Group plc	729,371	1,318,693
Liberty International plc (REIT)	30,557	530,718
Lloyds TSB Group plc	710,812	2,956,816
Logica plc	175,153	340,124
London Stock Exchange Group plc	18,437	286,314
Lonmin plc	18,743	759,101
Man Group plc	207,545	1,273,467
Marks & Spencer Group plc	190,183	688,013
Meggitt plc	78,755	266,168
Mitchells & Butlers plc	48,941	193,895
Mondi plc	44,053	205,469
National Express Group plc	15,331	221,740
National Grid plc	298,555	3,793,086
Next plc	23,607	432,898
Old Mutual plc	599,555	838,266
Pearson plc	97,067	1,049,007
Persimmon plc	36,008	259,231
Prudential plc	298,439	2,747,058
Reckitt Benckiser Group plc	72,419	3,506,398
Reed Elsevier plc	133,158	1,319,987
Rentokil Initial plc	211,348	260,679
Rexam plc	75,590	530,325
Rio Tinto plc	474,654	29,533,354
Rio Tinto plc (ADR)	9,800	2,445,100
Rolls-Royce Group plc*	220,152	1,321,781

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Bank of Scotland Group plc	1,972,446	$6,533,797
RSA Insurance Group plc	390,654	1,053,454
SABMiller plc	108,615	2,121,633
Sage Group plc	153,797	535,405
Schroders plc	14,240	262,411
Scottish & Southern Energy plc	104,355	2,652,834
Segro plc (REIT)	52,546	393,115
Serco Group plc	57,617	372,473
Severn Trent plc	28,317	683,749
Shire Ltd.	67,183	1,057,571
Smith & Nephew plc	106,482	1,122,366
Smiths Group plc	46,498	839,377
Stagecoach Group plc	65,069	296,789
Standard Chartered plc	169,838	4,125,408
Standard Life plc	261,320	1,129,813
Tate & Lyle plc	53,824	369,200
Tesco plc	937,452	6,519,466
Thomas Cook Group plc	57,819	228,427
Thomson Reuters plc	22,398	499,870
Tomkins plc	104,803	290,186
TUI Travel plc^	68,356	262,491
Tullow Oil plc	85,609	1,092,615
Unilever plc	155,214	4,213,440
United Business Media Ltd.	26,569	233,806
United Utilities Group plc^	81,435	1,007,536
Vedanta Resources plc	17,220	357,516
Vodafone Group plc	6,329,901	13,984,005
Whitbread plc	20,555	390,474
William Hill plc	42,734	180,272
Wm. Morrison Supermarkets plc	292,356	1,357,072
Wolseley plc	79,661	606,683
WPP Group plc	133,816	1,085,979

		290,080,742

United States (7.6%)
Cooper Industries Ltd., Class A	245,100	9,791,745
Foster Wheeler Ltd.*	140,000	5,055,400
Noble Corp.	767,600	33,697,640
Schlumberger Ltd.	375,800	29,346,222
Transocean, Inc.*	402,194	44,176,989
Weatherford International Ltd.*	1,043,200	26,226,048

		148,294,044

Total Common Stocks (86.9%) (Cost $2,098,893,385)		1,695,619,675

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.4%)
iShares FTSE/Xinhua China 25 Index Fund	164,380	5,666,178
iShares MSCI Australia Index Fund	96,450	1,981,083
iShares MSCI Austria Investable Market Index Fund	173,500	3,790,975
iShares MSCI Belgium Investable Market Index Fund	180,580	2,493,810
iShares MSCI BRIC Index Fund	94,560	3,283,123
iShares MSCI Canada Index Fund	100,120	2,637,161
iShares MSCI EAFE Index Fund	874,210	49,218,023
iShares MSCI Emerging Markets Index Fund	450,610	15,559,563
iShares MSCI France Index Fund^	249,980	6,686,965
iShares MSCI Germany Index Fund^	535,500	12,798,450
iShares MSCI Hong Kong Index Fund	57,460	759,047
iShares MSCI Italy Index Fund^	490,680	10,569,247
iShares MSCI Japan Index Fund	1,542,630	16,444,436
iShares MSCI Malaysia Index Fund	15,600	$135,096
iShares MSCI Mexico Investable Market Index Fund^	16,460	768,188
iShares MSCI Netherlands Investable Market Index Fund	138,370	2,782,621
iShares MSCI Pacific ex-Japan Index Fund^	129,350	4,643,665
iShares MSCI Singapore Index Fund^	146,960	1,431,390
iShares MSCI Spain Index Fund^	143,030	6,646,604
iShares MSCI Sweden Index Fund	97,020	1,982,119
iShares MSCI Turkey Index Fund*	26,670	1,189,482
iShares S&P Europe 350 Index Fund	754,880	30,089,517
iShares S&P Latin America 40 Index Fund	16,400	635,500

Total Investment Companies (9.4%) (Cost $246,929,631)		182,192,243

	Number of Rights	Value (Note 1)
RIGHT:
Australia (0.0%)
Alumina Ltd., expired* (Cost $—)	116,248	$1,837

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.0%)
U.S. Treasury Bills
0.28%, 12/18/08 #(p)^	$1,435,000	1,434,129

Short-Term Investments of Cash Collateral for Securities Loaned (2.8%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	37,769,945	37,769,945
Barton Capital Corp.
6.25%, 10/1/08	999,826	999,826
Gemini Securitization Corp.
6.50%, 10/1/08	999,819	999,819
Liberty Street Funding Co.
7.25%, 10/1/08	999,799	999,799
Market Street Funding Corp.
7.50%, 10/1/08	999,792	999,792
Morgan Stanley
3.29%, 2/9/09 (l)	9,981,314	9,981,314
Newport Funding Corp.
6.50%, 10/1/08	999,819	999,819
Ticonderoga Funding LLC
6.50%, 10/1/08	999,820	999,820

Total Short-Term Investments of Cash Collateral for Securities Loaned		53,750,134

Time Deposit (6.2%)
JPMorgan Chase Nassau
0.58%, 10/1/08	120,888,625	120,888,625

Total Short-Term Investments (9.0%) (Cost/Amortized Cost $176,073,628)		176,072,888

Total Investments (105.3%) (Cost/Amortized Cost $2,521,896,644)		2,053,886,643
Other Assets Less Liabilities (-5.3%)		(103,378,817)

Net Assets (100%)		$1,950,507,826

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	5.8%
Consumer Staples	8.2
Energy	15.8
Exchange Traded Funds	9.4
Financials	17.6
Health Care	5.3
Industrials	10.3
Information Technology	3.4
Materials	12.2
Telecommunication Services	4.0
Utilities	4.3
Cash and Other	3.7%

100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

CDI — Chess Depositary Interest

PPS — Price Protected Share

At September 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2008	Unrealized Depreciation
Purchases
CAC 40 10 Euro Index	8	October-08	$458,941	$455,620	$(3,321)
Dow Jones EURO Stoxx 50 Index	145	December-08	6,265,380	6,250,491	(14,889)
FTSE 100 Index	42	December-08	3,811,341	3,713,324	(98,017)
Hang Seng Index	3	October-08	368,943	349,305	(19,638)
SPI 200 Index	13	December-08	1,236,775	1,203,255	(33,520)
TOPIX Index	36	December-08	3,985,362	3,675,991	(309,371)

					$(478,756)

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$564,581,557	$1,489,305,086	$—	$2,053,886,643
Other Investments*	—	—	—	—

Total	$564,581,557	$1,489,305,086	$—	$2,053,886,643

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	478,756	—	—	478,756

Total	$478,756	$—	$—	$478,756

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$1,268,991	$—
Total gains or losses (realized/unrealized) included in earnings	(5,242)	—
Purchases, sales, issuances, and settlements (net)	(1,263,749)	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/08	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$805,045,477
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$165,110,475

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,400,523
Aggregate gross unrealized depreciation	(526,863,758)

Net unrealized depreciation	$(479,463,235)

Federal income tax cost of investments	$2,533,349,878

At September 30, 2008, the Portfolio had loaned securities with a total value of $52,322,418. This was secured by collateral of $53,750,134 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $445,063 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.2%)
Brambles Ltd.	637,700	$3,980,419

Austria (1.8%)
Erste Group Bank AG	84,912	4,279,590
Raiffeisen International Bank Holding AG	24,571	1,786,456

		6,066,046

Brazil (2.8%)
Cia de Bebidas das Americas (Preference) (ADR)	57,410	3,135,160
Petroleo Brasileiro S.A. (ADR)	85,870	3,773,986
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	23,480	2,369,602

		9,278,748

Canada (1.5%)
Research In Motion Ltd.*	35,610	2,432,163
Rogers Communications, Inc., Class B	76,280	2,474,217

		4,906,380

Czech Republic (1.1%)
CEZ A/S	58,270	3,559,908

Denmark (1.1%)
Novo Nordisk A/S, Class B	69,370	3,552,938

Egypt (0.7%)
Orascom Telecom Holding SAE (GDR)^	62,310	2,291,842

Finland (1.1%)
Nokia Oyj	196,100	3,655,836

France (9.7%)
Air Liquide	29,680	3,265,671
Cie Generale d’Optique Essilor International S.A.	35,950	1,797,695
Groupe Danone S.A.	25,812	1,829,029
LVMH Moet Hennessy Louis Vuitton S.A.	82,510	7,285,393
Pernod-Ricard S.A.	38,964	3,425,538
Schneider Electric S.A.	48,050	4,167,911
Societe Television Francaise 1^	109,950	1,945,379
Total S.A.	109,820	6,625,538
Vallourec S.A.	7,220	1,570,317

		31,912,471

Germany (9.6%)
Adidas AG	30,760	1,652,005
Bayer AG	56,310	4,110,229
Deutsche Boerse AG	34,490	3,144,350
E.ON AG	60,847	3,081,491
GEA Group AG	99,270	1,934,794
Linde AG	39,300	4,214,567
Merck KGaA	30,560	3,280,766
SAP AG	42,150	2,263,371
Siemens AG (Registered)	33,540	3,147,876
Symrise AG	168,037	2,875,813
Wacker Chemie AG	13,640	1,950,668

		31,655,930

Greece (0.5%)
Coca Cola Hellenic Bottling Co. S.A.	75,793	1,640,803

Hong Kong (2.6%)
Dairy Farm International Holdings Ltd.	576,900	$2,884,419
Hengan International Group Co., Ltd.	982,000	2,802,970
Li & Fung Ltd.	1,182,000	2,886,764

		8,574,153

India (1.2%)
Infosys Technologies Ltd. (ADR)	121,620	4,051,162

Indonesia (0.6%)
PT Bank Rakyat Indonesia	3,362,000	1,900,788

Israel (0.9%)
Makhteshim-Agan Industries Ltd.	137,420	912,251
Nice Systems Ltd. (ADR)*	73,740	2,008,678

		2,920,929

Italy (1.2%)
Saipem S.p.A.	50,740	1,501,181
UniCredit S.p.A.	664,091	2,453,058

		3,954,239

Japan (12.5%)
Aeon Credit Service Co., Ltd.^	260,800	2,628,092
Astellas Pharma, Inc.	89,600	3,764,698
Canon, Inc.	79,000	2,953,579
Daiwa Securities Group, Inc.	505,000	3,618,851
Hirose Electric Co., Ltd.^	36,500	3,484,965
Hisamitsu Pharmaceutical Co., Inc.	63,400	2,752,201
HOYA Corp.	79,700	1,578,943
INPEX Corp.	824	7,136,798
Kao Corp.	59,000	1,580,582
Keyence Corp.	13,000	2,585,790
Konica Minolta Holdings, Inc.	157,000	1,809,640
Shiseido Co., Ltd.	93,000	2,083,043
Trend Micro, Inc.	500	19,034
Unicharm Corp.	43,100	3,306,131
Ushio, Inc.	119,700	1,955,271

		41,257,618

Mexico (2.9%)
America Movil S.A.B. de C.V. (ADR)	101,290	4,695,804
Grupo Televisa S.A. (ADR)	197,110	4,310,796
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	151,130	656,396

		9,662,996

Netherlands (1.9%)
Akzo Nobel N.V.	68,820	3,308,634
Koninklijke Philips Electronics N.V.	102,880	2,816,967

		6,125,601

Russia (1.0%)
Gazprom OAO (ADR)	106,800	3,342,840

Singapore (0.1%)
Venture Corp., Ltd.	74,400	406,393

South Africa (1.3%)
Massmart Holdings Ltd.	217,682	1,983,515
MTN Group Ltd.	170,170	2,409,977

		4,393,492

South Korea (1.6%)
Amorepacific Corp.	2,482	1,341,376

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Samsung Electronics Co., Ltd.	8,250	$3,798,912

		5,140,288

Spain (2.5%)
Inditex S.A.^	65,610	2,798,881
Telefonica S.A.	223,640	5,346,200

		8,145,081

Sweden (0.5%)
Assa Abloy AB, Class B	142,130	1,727,940

Switzerland (14.4%)
Actelion Ltd. (Registered)*^	45,337	2,318,025
Compagnie Financiere Richemont S.A., Class A	46,740	2,075,921
Credit Suisse Group AG (Registered)	68,720	3,271,855
Julius Baer Holding AG (Registered)	69,508	3,417,363
Nestle S.A. (Registered)	290,313	12,556,636
Novartis AG (Registered)	129,810	6,789,761
Roche Holding AG	68,400	10,662,666
Swatch Group AG	7,850	1,453,036
Synthes, Inc.	20,150	2,783,256
Xstrata plc	77,200	2,389,686

		47,718,205

Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	400,875	3,756,199

United Kingdom (10.1%)
Anglo American plc	95,779	3,202,025
Capita Group plc	155,706	1,935,264
HSBC Holdings plc	258,113	4,180,099
IG Group Holdings plc	330,650	1,884,674
Intertek Group plc	109,040	1,639,855
Reckitt Benckiser Group plc	149,430	7,235,133
Standard Chartered plc	149,786	3,638,340
Tesco plc	506,510	3,522,500
WPP Group plc	761,760	6,182,034

		33,419,924

Total Common Stocks (87.5%) (Cost $356,918,233)		288,999,169

	Number of Warrants	Value (Note 1)
WARRANTS:
Luxembourg (2.1%)
Housing Development Finance Corp., expiring 1/18/11*§	113,759	5,240,991
Satyam Computer Services Ltd., expiring 10/13/10*§	272,830	1,741,201

Total Warrants (2.1%) (Cost $8,936,033)		6,982,192

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.3%)
Toyota Motor Corp.
5.00%, 10/1/08	$1,115,000	1,114,845

Short-Term Investment of Cash Collateral for Securities Loaned (1.4%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	4,642,004	4,642,004

Time Deposit (0.0%)
JPMorgan Chase Nassau
0.58%, 10/1/08	$631	$631

Total Short-Term Investments (1.7%) (Cost/Amortized Cost $5,757,634)		5,757,480

Total Investments (91.3%) (Cost/Amortized Cost $371,611,900)		301,738,841
Other Assets Less Liabilities (8.7%)		28,631,924

Net Assets (100%)		$330,370,765

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	9.3%
Consumer Staples	15.1
Energy	6.8
Financials	13.1
Health Care	12.6
Industrials	7.7
Information Technology	11.0
Materials	6.8
Telecommunication Services	5.2
Utilities	2.0
Cash and Other	10.4

100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2008, the market value of these securities amounted to $6,982,192 or 2.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$43,989,195	$257,749,646	$—	$301,738,841
Other Investments*	—	—	—	—

Total	$43,989,195	$257,749,646	$—	$301,738,841

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$239,394,046
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$179,331,996

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,173,329
Aggregate gross unrealized depreciation	(73,495,497)

Net unrealized depreciation	$(71,322,168)

Federal income tax cost of investments	$373,061,009

At September 30, 2008, the Portfolio had loaned securities with a total value of $5,657,056. This was secured by collateral of $4,642,004 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $1,500,848 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $114,588 of which $88,235 expires in the year 2009, and $26,353 expires in the year 2010.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (29.6%)
Asset-Backed Securities (9.3%)
American Express Credit Account Master Trust, Series 2004-C C
2.988%, 2/15/12(l)§	$210,773	$203,515
Asset Backed Funding Certificates, Series 2005-HE1 M2
3.647%, 3/25/35(l)(b)	1,625,000	1,271,229
Series 2005-HE1 M3
3.697%, 3/25/35(l)(b)	1,625,000	1,273,551
Series 2005-OPT1 M2
3.757%, 7/25/35(l)(b)	1,000,000	536,641
Bank of America Credit Card Trust, Series 2006-C4 C4
2.718%, 11/15/11(l)	2,500,000	2,418,487
Bear Stearns Asset Backed Securities Trust, Series 2005-HE3 M1
3.637%, 3/25/35(l)(b)	1,034,487	980,647
Capital One Multi-Asset Execution Trust, Series 2007-A9 A9
4.950%, 8/15/12	32,315,000	32,399,539
Capital One Prime Auto Receivables Trust, Series 2007-1 A2
5.430%, 2/15/10	1,275,474	1,277,634
Carmax Auto Owner Trust, Series 2007-1 A3
5.240%, 7/15/11	5,000,000	4,985,664
Citibank Credit Card Issuance Trust, Series 2006-C4 C4
2.707%, 1/9/12(l)	7,825,000	7,331,939
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3 A
3.587%, 12/25/33(l)(b)	1,089,952	907,146
Countrywide Asset-Backed Certificates, Series 2003-5 MF1
5.413%, 1/25/34(l)(b)	1,376,863	1,122,758
Series 2004-1 3A
3.487%, 4/25/34(l)(b)	7,039	5,310
Series 2004-1 M1
3.707%, 3/25/34(l)(b)	1,570,000	1,065,225
Series 2004-1 M2
3.757%, 3/25/34(l)(b)	1,190,000	931,386
Countrywide Home Equity Loan Trust, Series 2004-I A
2.778%, 2/15/34(l)(b)	1,288,362	938,422
Series 2004-K 2A
2.788%, 2/15/34(l)(b)	401,996	290,192
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2 A2A
5.891%, 2/25/37(e)(b)	4,327,782	4,231,607
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2 M2
3.647%, 3/25/35(l)(b)	400,000	250,844
Series 2005-FF5 M1
3.657%, 3/25/35(l)(b)	1,500,000	1,131,336
Ford Credit Auto Owner Trust, Series 2007-A A2A
5.420%, 4/15/10	1,937,473	1,941,557
GSAMP Trust, Series 2004-OPT A1
3.547%, 11/25/34(l)(b)	23,399	17,762
Series 2005-WMC2 M1
3.637%, 11/25/35(l)(b)	$2,000,000	$947,290
Harley-Davidson Motorcycle Trust, Series 2006-2 A2
5.350%, 3/15/13	11,647,768	11,419,075
Home Equity Asset Trust, Series 2005-8 M2
3.657%, 2/25/36(l)(b)	3,325,000	1,495,280
Series 2006-1 M2
3.667%, 4/25/36(l)(b)	1,500,000	691,570
Lehman XS Trust, Series 2005-7N 1A1A
3.477%, 12/25/35(l)	1,756,465	1,136,381
Series 2006-12N A1A1
3.287%, 8/25/46(l)	2,351,180	2,314,713
Series 2006-2N 1A1
3.467%, 2/25/46(l)	2,690,095	1,636,042
Long Beach Mortgage Loan Trust, Series 2003-4 M1
3.887%, 8/25/33(l)(b)	5,500,000	4,320,605
Series 2004-1 M1
3.707%, 2/25/34(l)(b)	2,200,000	1,602,042
Series 2004-1 M2
3.757%, 2/25/34(l)(b)	1,475,000	1,072,878
Series 2004-3 M1
3.777%, 7/25/34(l)(b)	1,750,000	1,281,946
MASTR Asset Backed Securities Trust, Series 2005-OPT1 M2
3.627%, 3/25/35(l)(b)	1,823,000	1,095,389
Nationstar Home Equity Loan Trust, Series 2007-C 2AV2
3.337%, 6/25/37(l)(b)†	10,000,000	7,910,000
New Century Home Equity Loan Trust, Series 2005-1 M1
3.657%, 3/25/35(l)(b)	2,000,000	1,366,385
Onyx Acceptance Owner Trust, Series 2005-A A4
3.910%, 9/15/11	2,617,222	2,515,929
Option One Mortgage Loan Trust, Series 2003-1 A2
4.047%, 2/25/33(l)(b)	405,097	323,497
Series 2003-5 A2
3.527%, 8/25/33(l)(b)	255,326	226,944
Series 2004-1 M1
3.807%, 1/25/34(l)(b)	4,472,490	3,329,325
Series 2005-2 M1
3.647%, 5/25/35(l)(b)	1,700,000	1,179,204
PECO Energy Transition Trust, Series 2000-A A3
7.625%, 3/1/10	1,137,027	1,150,749
PSE&G Transition Funding LLC, Series 2001-1 A6
6.610%, 6/15/15	2,975,000	3,084,530
Residential Asset Mortgage Products, Inc., Series 2006-RS1 AI2
3.437%, 1/25/36(l)(b)	2,176,680	1,921,402
Residential Asset Securities Corp., Series 2002-KS4 AIIB
3.707%, 7/25/32(l)(b)	99,369	78,503
Series 2003-KS9 A2B
3.847%, 11/25/33(l)(b)	175,908	115,602
Series 2005-KS10 M1
3.617%, 11/25/35(l)(b)	1,274,000	845,242

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-KS11 M1
3.607%, 12/25/35(l)(b)	$2,000,000	$1,229,204
Series 2005-KS11 M2
3.627%, 12/25/35(l)(b)	1,250,000	539,362
SLM Student Loan Trust, Series 2005-4 A1
2.810%, 10/26/15(l)	294,478	293,503
Volkswagen Auto Lease Trust, Series 2006-A A3
5.500%, 9/21/09	3,183,688	3,192,476
Wachovia Asset Securitization, Inc., Series 2002-HE2 A
3.637%, 12/25/32(l)(b)	236,074	184,248
Series 2003-HE3 A
3.457%, 11/25/33(l)(b)	824,826	659,085

		124,670,792

Non-Agency CMO (20.3%)
Adjustable Rate Mortgage Trust, Series 2004-1 9A2
3.607%, 1/25/35(l)	315,316	216,076
Series 2005-4 7A2
3.437%, 8/25/35(l)	312,810	201,266
Series 2005-5 6A21
3.437%, 9/25/35(l)	1,750,523	1,050,365
Series 2005-6A 2A1
3.517%, 11/25/35(l)	627,578	399,523
Series 2007-1 5A31
3.347%, 3/25/37(l)	12,208,203	6,799,520
American Home Mortgage Assets, Series 2006-2 2A1
3.397%, 9/25/46(l)	3,792,291	2,316,732
Banc of America Mortgage Securities, Inc., Series 2002-K 1A1
6.402%, 10/20/32(l)	102,446	103,616
Series 2004-F 2A5
4.144%, 7/25/34(l)	11,206,000	10,941,776
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR6 A4
4.521%, 11/11/41	2,345,000	2,218,529
Series 2005-PWR7 A3
5.116%, 2/11/41(l)	3,565,000	3,257,966
Series 2005-PWR8 A4
4.674%, 6/11/41	2,000,000	1,778,457
Series 2006-PW14 A4
5.201%, 12/11/38	6,000,000	5,193,795
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1 A4
5.400%, 7/15/44(l)	5,775,000	5,298,013
Citimortgage Alternative Loan Trust, Series 2006-A1 1A5
5.500%, 4/25/36	1,950,419	1,359,808
Series 2006-A6 1A4
6.000%, 11/25/36	1,964,337	1,519,886
Series 2007-A1 1A7
6.000%, 1/25/37	9,897,762	7,536,971
Countrywide Alternative Loan Trust, Series 2004-28CB 3A1
6.000%, 1/25/35	5,665,238	4,316,203
Series 2005-51 1A1
3.508%, 11/20/35(l)	2,226,903	1,422,444
Series 2006-29T1 2A5
6.000%, 10/25/36	1,749,681	1,079,994
Series 2006-41CB 2A14
6.000%, 1/25/37	$6,415,239	$5,505,211
Series 2006-J5 1A1
6.500%, 9/25/36	12,741,926	10,141,879
Series 2006-OA2 A1
3.398%, 5/20/46(l)	10,556,510	6,388,941
Series 2007-OA10 2A1
3.457%, 9/25/47(l)	11,625,458	7,081,710
Credit Suisse Mortgage Capital Certificates, Series 2006-C1 A3
5.711%, 2/15/39(l)	7,500,000	7,055,822
CS First Boston Mortgage Securities Corp., Series 2001-CK1 A3
6.380%, 12/18/35	3,935,152	3,941,594
Series 2001-CP4 A4
6.180%, 12/15/35	5,325,000	5,301,604
Series 2003-C4 A4
5.137%, 8/15/36(l)^	5,870,000	5,518,290
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA4 1A1
6.000%, 8/25/36	7,676,134	6,403,171
GE Capital Commercial Mortgage Corp., Series 2002-1A A3
6.269%, 12/10/35	4,665,000	4,632,638
Greenpoint Mortgage Funding Trust, Series 2006-OH1 A1
3.387%, 1/25/37(l)	8,987,052	5,432,476
Harborview Mortgage Loan Trust, Series 2005-3 2A1A
3.270%, 6/19/35(l)	5,073,751	3,073,417
Series 2005-9 2A1A
3.528%, 6/20/35(l)	1,896,489	1,224,447
Indymac Index Mortgage Loan Trust, Series 2004-AR7 A1
3.647%, 9/25/34(l)	666,519	446,519
LB-UBS Commercial Mortgage Trust, Series 2005-C1 A4
4.742%, 2/15/30	9,250,000	8,307,259
Series 2006-C4 A4
6.080%, 6/15/38(l)	3,360,000	3,069,110
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA A2
2.608%, 9/15/21(l)§	5,072,362	4,537,920
Lehman Mortgage Trust, Series 2005-3 2A3
5.500%, 1/25/36	4,679,991	4,044,606
Series 2007-4 4A1
6.000%, 5/25/37	3,249,155	2,171,858
Morgan Stanley Capital I, Series 2004-HQ3 A2
4.050%, 1/13/41	901,794	880,892
Series 2004-T13 A2
3.940%, 9/13/45	818,473	797,211
Series 2005-IQ9 A5
4.700%, 7/15/56	7,225,000	6,459,691
Series 2006-HQ9 A4
5.731%, 7/12/44(l)	7,500,000	6,730,763
Morgan Stanley Dean Witter Capital I, Series 2003-HQ2 A2
4.920%, 3/12/35	3,120,000	2,926,548

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Asset Securities Corp., Series 1998-D6 A1B
6.590%, 3/15/30	$146,406	$146,358
Permanent Master Issuer plc, Series 2006-1 2A
2.831%, 10/15/15(l)	7,000,000	6,803,867
Series 2007-1 2A1
2.841%, 1/15/16(l)	10,000,000	9,631,500
RESI Finance LP, Series 2003-C B3
3.888%, 9/10/35(l)†§	9,633,681	6,785,965
Series 2003-C B4
4.088%, 9/10/35(l)†§	1,611,753	1,069,721
Series 2003-D B3
3.788%, 12/10/35(l)†§	5,775,376	4,079,725
Series 2003-D B4
3.988%, 12/10/35(l)†§	1,740,773	1,159,355
Series 2005-A B3
3.068%, 3/10/37(l)§	3,427,273	1,964,513
Series 2005-A B4
3.168%, 3/10/37(l)§	1,120,364	609,254
Series 2005-B B3
3.068%, 6/10/37(l)§	934,780	515,251
Series 2005-B B4
3.158%, 6/10/37(l)§	1,635,865	829,547
Series 2005-D B4
3.188%, 12/15/37(l)§	2,358,884	1,133,444
Residential Accredit Loans, Inc., Series 2006-QO3 A1
3.417%, 4/25/46(l)	1,942,854	1,248,311
Series 2007-QH2 A1
3.347%, 3/25/37(l)	14,646,482	9,078,058
Residential Funding Mortgage Securities I, Series 2007-S8 1A1
6.000%, 9/25/37	22,490,801	18,259,719
Sequoia Mortgage Trust, Series 2007-3 1A1
3.388%, 7/20/36(l)	11,427,221	9,677,278
Structured Asset Mortgage Investments, Inc., Series 2005-AR2 2A1
3.437%, 5/25/45(l)	933,536	623,487
Series 2006-AR1 3A1
3.437%, 2/25/36(l)	1,775,650	1,098,913
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2 A4
4.980%, 11/15/34	8,545,000	8,022,259
Series 2003-C9 A2
3.958%, 12/15/35	4,201,775	4,190,125
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1 A2A1
3.547%, 1/25/45(l)	864,609	573,444
Series 2005-AR15 A1A1
3.467%, 11/25/45(l)	2,160,398	1,366,337
Series 2005-AR17 A1A1
3.477%, 12/25/45(l)	2,141,227	1,379,323
Series 2005-AR2 2A21
3.537%, 1/25/45(l)	918,235	566,284
Series 2005-AR9 A1A
3.527%, 7/25/45(l)	3,186,473	2,094,371
Washington Mutual Alternative Mortgage Pass-through Certificates, Series 2006-5 2CB1
6.000%, 7/25/36	5,819,833	3,561,010
Wells Fargo Mortgage Backed Securities Trust, Series 2007-11 A96
6.000%, 8/25/37	$7,374,064	$5,670,449

		271,222,385

Total Asset-Backed and Mortgage-Backed Securities		395,893,177

Corporate Bonds (26.2%)
Consumer Discretionary (2.4%)
Automobiles (1.0%)
Daimler Finance N.A. LLC
3.331%, 10/31/08(l)	$7,934,000	7,934,198
5.875%, 3/15/11	5,425,000	5,406,468

		13,340,666

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
6.300%, 10/15/37	1,615,000	1,566,871

Media (1.3%)
Comcast Corp.
3.088%, 7/14/09(l)	5,000,000	4,892,550
5.300%, 1/15/14	150,000	137,485
6.950%, 8/15/37	2,385,000	2,034,293
News America, Inc.
7.250%, 5/18/18	825,000	816,116
6.200%, 12/15/34	1,535,000	1,223,839
Time Warner Cable, Inc.
7.300%, 7/1/38	2,715,000	2,415,155
Time Warner Entertainment Co. LP
8.375%, 7/15/33	1,940,000	1,844,275
Viacom, Inc.
3.169%, 6/16/09(l)	3,950,000	3,907,182

		17,270,895

Total Consumer Discretionary		32,178,432

Consumer Staples (2.5%)
Beverages (0.6%)
Diageo Capital plc
5.750%, 10/23/17	4,690,000	4,500,575
Dr Pepper Snapple Group, Inc.
6.820%, 5/1/18§	4,100,000	3,957,554

		8,458,129

Food & Staples Retailing (1.4%)
CVS Caremark Corp.
3.111%, 6/1/10(l)	7,000,000	6,703,256
CVS Pass-Through Trust
6.036%, 12/10/28§	2,222,091	1,994,438
Kroger Co.
6.400%, 8/15/17	2,455,000	2,353,957
Safeway, Inc.
6.350%, 8/15/17	2,665,000	2,582,838
Wal-Mart Stores, Inc.
5.375%, 4/5/17	1,920,000	1,868,842
5.250%, 9/1/35	1,650,000	1,318,903
6.500%, 8/15/37	1,365,000	1,280,730

		18,102,964

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Food Products (0.4%)
Kraft Foods, Inc.
6.000%, 2/11/13	$5,850,000	$5,814,169

Tobacco (0.1%)
Philip Morris International, Inc.
6.375%, 5/16/38	1,735,000	1,526,163

Total Consumer Staples		33,901,425

Energy (2.5%)
Energy Equipment & Services (0.2%)
Cameron International Corp.
7.000%, 7/15/38	1,390,000	1,164,895
Transocean, Inc.
6.800%, 3/15/38	2,055,000	1,885,473

		3,050,368

Oil, Gas & Consumable Fuels (2.3%)
Canadian Natural Resources Ltd.
6.250%, 3/15/38	1,655,000	1,276,386
EnCana Corp.
6.625%, 8/15/37	1,500,000	1,218,042
Enterprise Products Partners LP
6.300%, 9/15/17	4,715,000	4,371,749
Gaz Capital S.A.
7.288%, 8/16/37§	3,730,000	2,648,300
Kinder Morgan Energy Partners LP
5.850%, 9/15/12	2,790,000	2,710,192
Nexen, Inc.
6.400%, 5/15/37	2,710,000	2,145,466
NGPL PipeCo LLC
7.119%, 12/15/17§	1,180,000	1,119,972
Pemex Project Funding Master Trust
4.119%, 6/15/10(l)	2,250,000	2,213,550
4.119%, 6/15/10(l)§	2,675,000	2,631,665
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832%, 9/30/16§	2,495,000	2,414,561
Spectra Energy Capital LLC
7.500%, 9/15/38	1,810,000	1,680,683
Suncor Energy, Inc.
6.850%, 6/1/39	2,085,000	1,812,449
Valero Energy Corp.
6.625%, 6/15/37	2,100,000	1,812,153
XTO Energy, Inc.
6.375%, 6/15/38	2,780,000	2,269,853

		30,325,021

Total Energy		33,375,389

Financials (13.7%)
Capital Markets (1.6%)
Credit Suisse Guernsey Ltd.
5.860%, 12/31/49(l)	3,150,000	2,384,761
Goldman Sachs Capital II
5.793%, 12/31/49(l)	4,115,000	1,807,761
Goldman Sachs Group, Inc.
3.300%, 6/23/09(l)	3,500,000	3,326,855
5.625%, 1/15/17	2,595,000	1,841,897
5.950%, 1/15/27	795,000	485,240
6.750%, 10/1/37	1,840,000	1,228,366
Lehman Brothers Holdings, Inc.
0.000%, 12/23/08(h)	3,000,000	375,000
0.000%, 11/10/09(h)	2,800,000	350,000
Merrill Lynch & Co., Inc.
2.885%, 10/27/08(l)	$4,000,000	$3,993,470
6.050%, 8/15/12	50,000	46,882
Morgan Stanley
2.913%, 2/9/09(l)	2,000,000	1,743,018
5.625%, 1/9/12	1,400,000	976,107
5.450%, 1/9/17	1,565,000	970,780
6.625%, 4/1/18	2,010,000	1,330,200

		20,860,337

Commercial Banks (4.7%)
Bancaja U.S. Debt S.A.U.
2.940%, 7/10/09(l)§	2,000,000	1,942,480
Bank of Scotland plc
5.250%, 2/21/17§	6,370,000	5,557,220
Barclays Bank plc
5.926%, 9/29/49(l)§	3,165,000	2,201,001
7.434%, 9/29/49(l)§	2,715,000	2,210,865
Depfa ACS Bank
5.125%, 3/16/37§	7,035,000	6,669,180
Deutsche Bank AG/London
5.375%, 10/12/12	4,850,000	4,673,266
Glitnir banki hf
2.951%, 10/15/08(l)§^	4,650,000	4,646,498
HBOS plc
5.920%, 12/31/49(l)§	1,750,000	1,032,092
6.657%, 12/31/49(l)§	1,800,000	1,018,058
HSBC Bank USA N.A.
7.000%, 1/15/39	2,220,000	1,994,903
Industrial Bank Of Korea
4.000%, 5/19/14(l)§	1,430,000	1,397,483
Korea Development Bank
4.348%, 4/3/10(l)	5,000,000	4,941,740
Royal Bank of Scotland Group plc
7.640%, 3/31/49(l)	3,900,000	2,905,570
6.990%, 10/29/49(l)§	3,000,000	2,235,753
Shinsei Finance II
7.160%, 12/31/49(l)§	8,465,000	4,322,441
Standard Chartered plc
6.409%, 12/31/49(l)§	5,500,000	4,238,548
VTB 24 Capital plc
3.635%, 12/7/09(l)	5,000,000	4,556,250
Wachovia Bank N.A./North Carolina
6.600%, 1/15/38	2,145,000	1,270,799
Woori Bank
5.750%, 3/13/14(l)§	4,160,000	4,137,469

		61,951,616

Consumer Finance (0.4%)
International Lease Finance Corp.
3.031%, 5/24/10(l)	2,715,000	2,175,331
4.875%, 9/1/10	1,210,000	875,134
SLM Corp.
2.940%, 7/27/09(l)	2,750,000	2,420,583

		5,471,048

Diversified Financial Services (4.3%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	5,980,000	5,772,757
Bank of America Corp.
5.650%, 5/1/18	4,110,000	3,461,820
Caterpillar Financial Services Corp.
2.853%, 8/11/09(l)	3,250,000	3,244,663

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup, Inc.
5.500%, 4/11/13	$5,790,000	$5,053,865
6.000%, 8/15/17	3,845,000	3,257,234
6.125%, 11/21/17	2,000,000	1,694,950
Credit Suisse USA, Inc.
5.500%, 8/16/11	1,415,000	1,394,671
Series 1
2.895%, 6/5/09(l)	5,250,000	5,222,102
General Electric Capital Corp.
6.150%, 8/7/37	1,225,000	937,909
5.875%, 1/14/38	2,135,000	1,574,029
IBM International Group Capital LLC
5.050%, 10/22/12	3,250,000	3,277,131
John Deere Capital Corp.
5.350%, 4/3/18	2,205,000	1,998,927
K2 Corp.
0.000%, 2/15/09(b)†	8,500,000	—
0.000%, 2/15/10(h)(b)†	5,000,000	—
Lehman Brothers Holdings Capital Trust VII
5.857%, 12/31/49(h)(l)	5,475,000	547
Links Finance LLC
0.000%, 12/31/09(h)(b)†	7,100,000	—
Pemex Finance Ltd.
8.875%, 11/15/10	3,009,000	3,141,276
Pricoa Global Funding I
3.900%, 12/15/08§	4,540,000	4,520,891
QBE Capital Funding II LP
6.797%, 12/31/49(l)§	2,970,000	2,371,150
Swiss Reinsurance Capital I LP
6.854%, 12/31/49(l)§	6,380,000	5,422,273
ZFS Finance USA Trust II
6.450%, 12/15/65(l)§	7,241,000	5,213,571

		57,559,766

Insurance (2.7%)
Berkshire Hathaway Finance Corp.
4.500%, 1/15/13	975,000	960,515
Financial Security Assurance Holdings Ltd.
6.400%, 12/15/66(l)§	1,180,000	526,824
Liberty Mutual Group, Inc.
7.500%, 8/15/36§	2,480,000	1,957,253
Lincoln National Corp.
7.000%, 5/17/66(l)	5,180,000	3,950,196
Metropolitan Life Global Funding I
5.125%, 4/10/13§	6,560,000	6,372,883
Monumental Global Funding II
3.900%, 6/15/09§	2,735,000	2,696,458
Nationwide Financial Services, Inc.
6.750%, 5/15/37^	2,000,000	1,081,626
Nationwide Life Global Funding I
2.841%, 10/9/09(l)§	4,500,000	4,407,962
Principal Life Income Funding Trusts
5.300%, 4/24/13	4,140,000	4,127,000
Reinsurance Group of America, Inc.
6.750%, 12/15/65(l)	3,035,000	1,976,337
Stingray Pass-Through Trust
5.902%, 1/12/15§	4,000,000	520,000
Travelers Cos., Inc.
6.250%, 3/15/37(l)	3,075,000	2,365,087
XL Capital Ltd. Series E
6.500%, 12/31/49(l)	9,075,000	5,354,250

		36,296,391

Thrifts & Mortgage Finance (0.0%)
Countrywide Financial Corp.
3.418%, 3/24/09(l)^	$390,000	$380,684

Total Financials		182,519,842

Health Care (0.4%)
Health Care Providers & Services (0.4%)
UnitedHealth Group, Inc.
3.384%, 6/21/10(l)	5,900,000	5,707,973

Total Health Care		5,707,973

Industrials (0.4%)
Industrial Conglomerates (0.4%)
General Electric Co.
5.250%, 12/6/17	6,080,000	5,320,195

Total Industrials		5,320,195

Information Technology (0.4%)
Computers & Peripherals (0.3%)
Hewlett-Packard Co.
4.500%, 3/1/13	4,195,000	4,030,883

Software (0.1%)
Oracle Corp.
6.500%, 4/15/38	1,705,000	1,550,084

Total Information Technology		5,580,967

Materials (0.7%)
Metals & Mining (0.7%)
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	8,740,000	8,567,909

Total Materials		8,567,909

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.
6.300%, 1/15/38	4,165,000	3,449,453
Rogers Communications, Inc.
6.800%, 8/15/18	3,820,000	3,613,835
Telefonica Emisiones S.A.U.
3.504%, 6/19/09(l)	6,000,000	5,964,750
Verizon Communications, Inc.
5.350%, 2/15/11	2,260,000	2,271,006
6.400%, 2/15/38	3,455,000	2,883,612

Total Telecommunication Services		18,182,656

Utilities (1.8%)
Electric Utilities (1.6%)
Abu Dhabi National Energy Co.
5.620%, 10/25/12§	6,620,000	6,427,886
E.ON International Finance B.V.
5.800%, 4/30/18§	3,620,000	3,459,844
MidAmerican Energy Holdings Co.
6.500%, 9/15/37	2,745,000	2,408,353
Ohio Power Co.
4.388%, 4/5/10(l)	5,550,000	5,444,389
Pacificorp
5.650%, 7/15/18	1,465,000	1,387,384
Virginia Electric & Power Co.
4.500%, 12/15/10	1,485,000	1,474,664
6.350%, 11/30/37	970,000	875,563

		21,478,083

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Gas Utilities (0.2%)
Nakilat, Inc.
6.067%, 12/31/33§	$2,700,000	$2,405,160

Multi-Utilities (0.0%)
Dominion Resources, Inc. Series E
6.300%, 3/15/33	665,000	576,283

Total Utilities		24,459,526

Total Corporate Bonds		349,794,314

Government Securities (76.0%)
Agency CMO (5.3%)
Federal Home Loan Mortgage Corp.
5.000%, 10/15/23 IO	1,312,054	18,614
5.500%, 10/15/26	20,275,995	20,561,051
5.000%, 11/15/28	8,503,508	8,584,293
5.000%, 11/15/34	12,200,000	11,348,084
6.500%, 5/15/35	2,965,105	3,037,206
5.500%, 7/15/37	8,050,000	7,594,621
Federal National Mortgage Association
6.500%, 9/25/33	4,193,258	4,261,877
6.500%, 10/25/33	7,443,405	7,562,886
6.500%, 12/25/33	3,843,466	3,908,586
6.500%, 1/25/34	3,780,188	3,847,511
Government National Mortgage Association
5.500%, 1/20/27 IO	14,915	14
5.500%, 10/20/27 IO	1,557,594	23,399

		70,748,142

Foreign Governments (2.5%)
Egypt Government AID Bonds
4.450%, 9/15/15	10,020,000	10,297,153
Federative Republic of Brazil
8.000%, 1/15/18	5,266,000	5,688,333
12.250%, 3/6/30	990,000	1,564,200
Russian Federation
12.750%, 6/24/28	2,005,000	3,238,075
Trinidad & Tobago Government International Bond
5.875%, 5/17/27§	3,000,000	2,955,000
United Mexican States
3.488%, 1/13/09(l)	7,125,000	7,117,875
8.000%, 9/24/22	2,425,000	2,813,000

		33,673,636

U.S. Government Agencies (55.7%)
Federal Home Loan Mortgage Corp.
5.000%, 7/15/14	2,695,000	2,803,207
5.125%, 10/18/16^	6,170,000	6,367,668
4.875%, 6/13/18^	51,200,000	51,892,019
6.750%, 3/15/31^	6,560,000	8,036,453
6.000%, 2/1/35	1,525,063	1,545,982
5.845%, 11/1/36(l)	2,416,877	2,465,627
5.417%, 6/1/37(l)	1,532,013	1,552,122
5.516%, 6/1/37	14,432,217	14,633,548
5.565%, 6/1/37(l)	1,618,907	1,644,634
5.455%, 7/1/37(l)	2,635,191	2,671,112
5.500%, 8/1/37	755,082	751,672
5.500%, 10/1/37	9,577,617	9,534,354
5.500%, 4/1/38	40,665,759	40,482,069
5.500%, 10/15/38 TBA	54,358,000	54,069,250
6.000%, 10/15/38 TBA	82,650,000	83,657,338
Federal National Mortgage Association
4.750%, 3/12/10^	17,400,000	17,786,141
6.250%, 2/1/11	$30,950,000	$32,372,772
4.625%, 5/1/13	17,125,000	16,831,306
3.875%, 7/12/13	5,390,000	5,376,611
4.125%, 4/15/14	2,965,000	2,962,987
4.875%, 12/15/16	7,300,000	7,413,201
5.500%, 12/1/22	10,549,418	10,644,526
5.500%, 3/1/23	1,224,922	1,235,965
4.500%, 4/1/23	1,750,927	1,707,669
4.500%, 5/1/23	3,307,473	3,225,759
5.500%, 8/1/23	11,564,956	11,668,062
6.000%, 10/25/23	7,290,000	7,424,413
6.500%, 2/1/35	1,430,052	1,469,108
6.000%, 3/1/36	26,609,395	26,991,023
6.500%, 8/1/36	4,248,222	4,360,925
6.500%, 12/1/36	4,118,665	4,227,931
6.500%, 10/1/37	3,406,426	3,496,796
6.500%, 12/1/37	9,489,391	9,740,605
4.500%, 10/25/23 TBA	53,690,000	52,314,194
5.000%, 10/25/23 TBA	42,250,000	41,946,307
5.500%, 10/25/23 TBA	5,083,000	5,122,708
5.500%, 10/25/38 TBA	117,165,000	116,835,532
6.000%, 10/25/38 TBA	750,000	759,609
6.500%, 10/25/38 TBA	21,095,000	21,628,957
6.500%, 11/25/38 TBA	10,930,000	11,186,177
Government National Mortgage Association
5.500%, 10/15/38 TBA	1,185,000	1,186,112
6.000%, 10/15/38 TBA	10,215,000	10,365,038
6.500%, 10/15/38 TBA	30,775,000	31,496,304

		743,883,793

U.S. Treasuries (12.5%)
U.S. Treasury Bonds
8.875%, 2/15/19#^	1,010,000	1,413,764
7.250%, 8/15/22^	225,000	292,430
6.375%, 8/15/27#^	5,445,000	6,787,530
6.125%, 11/15/27^	1,147,000	1,396,293
6.250%, 5/15/30^	3,840,000	4,822,802
5.000%, 5/15/37^	13,075,000	14,544,918
4.375%, 2/15/38	305,000	308,884
U.S. Treasury Notes
4.625%, 7/31/09#^	885,000	905,119
3.250%, 12/31/09#^	6,800,000	6,912,622
3.500%, 2/15/10^	70,000	71,564
1.750%, 3/31/10	7,545,000	7,527,903
2.125%, 4/30/10	1,925,000	1,934,174
4.500%, 5/15/10^	925,000	963,373
2.625%, 5/31/10	6,850,000	6,926,528
2.875%, 1/31/13^	14,340,000	14,376,968
3.125%, 4/30/13^	1,955,000	1,971,801
3.500%, 5/31/13^	48,310,000	49,495,093
3.375%, 7/31/13	1,610,000	1,639,307
3.125%, 8/31/13	1,910,000	1,924,623
3.125%, 9/30/13	12,345,000	12,429,872
3.875%, 5/15/18^	27,800,000	27,982,424
4.000%, 8/15/18^	2,900,000	2,941,235

		167,569,227

Total Government Securities		1,015,874,798

Total Long-Term Debt Securities (131.8%) (Cost $1,937,255,113)		1,761,562,289

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.1%)
CRC Funding LLC
2.90%, 10/2/08 (p)(n)	$1,750,000	$1,749,718

Government Security (0.2%)
Federal Home Loan Bank
0.10%, 10/1/08 (p)(o)	2,804,000	2,803,992

Short-Term Investments of Cash Collateral for Securities Loaned (8.9%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	74,253,206	74,253,206
Barton Capital Corp.
6.25%, 10/1/08	4,999,132	4,999,132
CAM U.S. Finance S.A.U.
2.85%, 2/2/09 (l)	5,000,000	5,000,000
Gemini Securitization Corp.
6.50%, 10/1/08	4,999,097	4,999,097
Liberty Street Funding Co.
7.25%, 10/1/08	4,998,993	4,998,993
Market Street Funding Corp.
7.50%, 10/1/08	4,998,958	4,998,958
Merrill Lynch & Co., Inc.
2.55%, 5/8/09 (l)	4,000,000	4,000,000
Monumental Global Funding II
2.15%, 3/26/10 (l)	3,000,000	3,000,000
Newport Funding Corp.
6.50%, 10/1/08	4,999,097	4,999,097
Tango Finance Corp.
2.13%, 6/25/09 (l)	1,999,459	1,999,459
Ticonderoga Funding LLC
6.50%, 10/1/08	4,999,097	4,999,097

Total Short-Term Investments of Cash Collateral for Securities Loaned		118,247,039

Total Short-Term Investments (9.2%) (Cost/Amortized Cost $122,800,902)		122,800,749

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.2%)
EURODollar
December 2008 @ $96.50*	1,725	1,789,687
December 2008 @ $96.63	276	32,775
December 2008 @ $96.88	276	151,800
December 2008 @ $97.25*	1,725	431,250
U.S. Treasury Bonds
November 2008 @ $116.00	94	202,688

Total Options Purchased (0.2%) (Cost $2,435,928)		2,608,200

Total Investments Before Options Written (141.2%) (Cost/Amortized Cost $2,062,491,943)		1,886,971,238

OPTIONS WRITTEN:
Call Options Written (-0.2%)
EURODollar
December 2008 @ $93.38*	(276)	(53,475)
December 2008 @ $96.75*	(1,725)	(1,185,937)
December 2008 @ $97.00*	(1,725)	(754,688)
December 2008 @ $97.13*	(276)	(93,150)
U.S. Treasury Bonds
November 2008 @ $114.00	(94)	$(133,656)

Total Options Written (-0.2%) (Premiums Received $2,100,622)		(2,220,906)

Total Investments after Options Written (141.0%) (Cost/Amortized Cost $2,060,391,321)		1,884,750,332
Other Assets Less Liabilities (-41.0%)		(548,314,037)

Net Assets (100%)		$1,336,436,295

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $21,004,766 or 1.6% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2008, the market value of these securities amounted to $128,520,943 or 9.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO  —  Collateralized Mortgage Obligation

IO       —  Interest Only

TBA   —  Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

At September 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2008	Unrealized Appreciation/ (Depreciation)

30 Day Treasury Notes	17	April-09	$6,946,618	$6,958,318	$11,700
90 Day Sterling	488	June-09	111,069,022	112,053,869	984,847
Federal Funds Rate 30 Day	598	November-08	244,147,522	244,943,488	795,966
Long Gilt	112	December-08	22,267,731	22,331,218	63,487
U.S. 10 Year Treasury Notes Swap	1	December-08	113,660	111,844	(1,816)
U.S. 2 Year Treasury Notes	490	December-08	104,261,044	104,584,375	323,331

					$2,177,515

Sales
30 Day Treasury Notes	164	October-08	$67,162,889	$67,153,122	$9,767
EURO-BUND	147	December-08	24,172,910	23,813,345	(359,565)
U.S. 10 Year Treasury Notes	534	December-08	62,594,724	61,209,750	1,384,974
U.S. 5 Year Treasury Notes	375	December-08	42,290,599	42,087,891	202,708
U.S. Treasury Bonds	45	December-08	5,335,702	5,272,734	62,968

					$1,300,852

					$3,478,367

Options Written:

Options written through the period ended September 30, 2008 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2008	3,525	$3,941,753
Options Written	22,867	20,115,639
Options Terminated in Closing Purchase Transactions	(18,616)	(19,730,083)
Options Expired	(3,680)	(2,226,687)
Options Exercised	—	—

Options Outstanding—September 30, 2008	4,096	$2,100,622

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$2,608,200	$1,863,358,272	$21,004,766	$1,886,971,238
Other Investments*	3,839,748	—	—	3,839,748

Total	$6,447,948	$1,863,358,272	$21,004,766	$1,890,810,986

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	2,582,287	—	—	2,582,287

Total	$2,582,287	$—	$—	$2,582,287

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$43,835,881	$—
Total gains or losses (realized/unrealized) included in earnings	2,028,100	—
Purchases, sales, issuances, and settlements (net)	(8,500,000)	—
Transfers in and/or out of Level 3	(16,359,215)	—

Balance as of 9/30/08	$21,004,766	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(26,820,327)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,320,892,862
Long-term U.S. Treasury securities	430,651,809

$7,751,544,671

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$8,064,993,070
Long-term U.S. Treasury securities	321,094,548

$8,386,087,618

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,081,350
Aggregate gross unrealized depreciation	(183,402,409)

Net unrealized depreciation	$(176,321,059)

Federal income tax cost of investments	$2,063,292,297

At September 30, 2008, the Portfolio had loaned securities with a total value of $141,897,385. This was secured by collateral of $118,247,039 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $30,904,338 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $6,549,439 which expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.2%)
Auto Components (0.9%)
Johnson Controls, Inc.	89,890	$2,726,364
TRW Automotive Holdings Corp.*	58,720	934,235

		3,660,599

Diversified Consumer Services (0.3%)
ITT Educational Services, Inc.*	11,750	950,692

Hotels, Restaurants & Leisure (0.9%)
International Game Technology	56,470	970,155
Royal Caribbean Cruises Ltd.	125,580	2,605,785

		3,575,940

Media (5.1%)
News Corp., Class A	387,580	4,647,084
Time Warner Cable, Inc., Class A*	186,110	4,503,862
Time Warner, Inc.	349,190	4,577,881
Virgin Media, Inc.	106,150	838,585
Walt Disney Co.	178,430	5,476,017

		20,043,429

Total Consumer Discretionary		28,230,660

Consumer Staples (8.8%)
Beverages (0.6%)
Coca-Cola Co.	46,530	2,460,506

Food & Staples Retailing (3.8%)
CVS Caremark Corp.	143,200	4,820,112
Safeway, Inc.	359,580	8,529,238
SYSCO Corp.	47,430	1,462,267

		14,811,617

Food Products (2.1%)
General Mills, Inc.	54,210	3,725,311
Kellogg Co.	47,430	2,660,823
Kraft Foods, Inc., Class A	59,180	1,938,145

		8,324,279

Household Products (2.3%)
Procter & Gamble Co.	130,100	9,066,669

Total Consumer Staples		34,663,071

Energy (15.9%)
Energy Equipment & Services (0.7%)
Baker Hughes, Inc.	18,070	1,093,958
Transocean, Inc.*	15,360	1,687,142

		2,781,100

Oil, Gas & Consumable Fuels (15.2%)
Anadarko Petroleum Corp.	36,140	1,753,151
Apache Corp.	31,620	3,297,334
Chevron Corp.	174,820	14,419,154
ConocoPhillips	42,910	3,143,157
Consol Energy, Inc.	30,200	1,385,878
Exxon Mobil Corp.	331,570	25,749,726
Marathon Oil Corp.	135,070	5,385,241
Occidental Petroleum Corp.	43,370	3,055,417
Peabody Energy Corp.	30,400	1,368,000

		59,557,058

Total Energy		62,338,158

Financials (26.3%)
Capital Markets (4.0%)
Goldman Sachs Group, Inc.	27,400	3,507,200
Merrill Lynch & Co., Inc.	47,880	$1,211,364
Morgan Stanley	233,090	5,361,070
State Street Corp.	20,200	1,148,976
TD Ameritrade Holding Corp.*	266,150	4,311,630

		15,540,240

Commercial Banks (3.5%)
Comerica, Inc.	33,900	1,111,581
KeyCorp	194,250	2,319,345
Wells Fargo & Co.	251,980	9,456,809
Zions Bancorp^	25,750	996,525

		13,884,260

Consumer Finance (2.4%)
Capital One Financial Corp.	99,830	5,091,330
SLM Corp.*	357,000	4,405,380

		9,496,710

Diversified Financial Services (8.2%)
Bank of America Corp.	604,979	21,174,265
CIT Group, Inc.	191,900	1,335,624
Citigroup, Inc.	428,420	8,786,894
NYSE Euronext, Inc.	20,780	814,161

		32,110,944

Insurance (5.6%)
ACE Ltd.	57,820	3,129,797
Assurant, Inc.	58,270	3,204,850
Genworth Financial, Inc., Class A	435,830	3,752,496
Old Republic International Corp.	74,990	956,123
Prudential Financial, Inc.	39,750	2,862,000
RenaissanceReinsurance Holdings Ltd.	21,680	1,127,360
Travelers Cos., Inc.	112,480	5,084,096
XL Capital Ltd., Class A	99,380	1,782,877

		21,899,599

Real Estate Investment Trusts (REITs) (1.1%)
Apartment Investment & Management Co. (REIT), Class A	39,481	1,382,625
Kimco Realty Corp. (REIT)	42,010	1,551,849
Liberty Property Trust (REIT)	42,010	1,581,676

		4,516,150

Thrifts & Mortgage Finance (1.5%)
Doral Financial Corp.*	18,390	200,819
MGIC Investment Corp.^	821,250	5,773,387

		5,974,206

Total Financials		103,422,109

Health Care (11.9%)
Biotechnology (1.7%)
Amgen, Inc.*	89,800	5,322,446
Gilead Sciences, Inc.*	28,910	1,317,718

		6,640,164

Health Care Providers & Services (2.8%)
Aetna, Inc.	61,890	2,234,848
Cardinal Health, Inc.	32,070	1,580,410
McKesson Corp.	34,330	1,847,297
WellPoint, Inc.*	113,290	5,298,573

		10,961,128

Pharmaceuticals (7.4%)
Abbott Laboratories, Inc.	146,810	8,453,320
Bristol-Myers Squibb Co.	202,830	4,229,005
Merck & Co., Inc.	293,630	9,266,963

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Schering-Plough Corp.	390,300	$7,208,841

		29,158,129

Total Health Care		46,759,421

Industrials (8.7%)
Aerospace & Defense (2.6%)
Boeing Co.	37,040	2,124,244
Spirit Aerosystems Holdings, Inc., Class A*	144,100	2,315,687
United Technologies Corp.	93,060	5,589,184

		10,029,115

Industrial Conglomerates (2.4%)
General Electric Co.	366,170	9,337,335

Machinery (1.5%)
Joy Global, Inc.	76,800	3,466,752
Kennametal, Inc.	94,410	2,560,399

		6,027,151

Road & Rail (2.2%)
Hertz Global Holdings, Inc.*	205,090	1,552,531
Norfolk Southern Corp.	108,420	7,178,488

		8,731,019

Total Industrials		34,124,620

Information Technology (6.7%)
Communications Equipment (3.3%)
Cisco Systems, Inc.*	350,540	7,908,183
Corning, Inc.	324,430	5,074,085

		12,982,268

Electronic Equipment, Instruments & Components (1.0%)
Avnet, Inc.*	98,480	2,425,562
Tyco Electronics Ltd.	56,010	1,549,237

		3,974,799

IT Services (0.4%)
Fidelity National Information Services, Inc.	84,020	1,551,009

Semiconductors & Semiconductor Equipment (0.3%)
Xilinx, Inc.	54,210	1,271,225

Software (1.7%)
CA, Inc.	89,890	1,794,204
Microsoft Corp.	76,340	2,037,515
Symantec Corp.*	140,040	2,741,983

		6,573,702

Total Information Technology		26,353,003

Materials (3.6%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	26,200	1,794,438
Dow Chemical Co.	122,870	3,904,808
Rohm & Haas Co.	41,560	2,909,200

		8,608,446

Containers & Packaging (0.9%)
Ball Corp.	38,850	1,534,187
Sealed Air Corp.	83,570	$1,837,704

		3,371,891

Paper & Forest Products (0.5%)
Domtar Corp.*	470,458	2,164,107

Total Materials		14,144,444

Telecommunication Services (4.7%)
Diversified Telecommunication Services (4.7%)
Verizon Communications, Inc.	579,480	18,595,513

Total Telecommunication Services		18,595,513

Utilities (5.0%)
Electric Utilities (3.9%)
American Electric Power Co., Inc.	122,420	4,533,212
Edison International	95,770	3,821,223
Exelon Corp.	51,950	3,253,109
FirstEnergy Corp.	21,230	1,422,198
Sierra Pacific Resources	248,000	2,375,840

		15,405,582

Multi-Utilities (1.1%)
CMS Energy Corp.	242,130	3,019,361
Xcel Energy, Inc.	51,950	1,038,481

		4,057,842

Total Utilities		19,463,424

Total Common Stocks (98.8%) (Cost $450,042,183)		388,094,423

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Short-Term Investment of Cash Collateral for Securities Loaned (1.6%)
Barclays Capital, Repurchase Agreement 2.25%, 10/1/08 (r) (Amortized Cost $6,459,236)	$6,459,236	6,459,236

Total Investments (100.4%) (Cost/Amortized Cost $456,501,419)		394,553,659
Other Assets Less Liabilities (-0.4%)		(1,383,525)

Net Assets (100%)		$393,170,134

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$388,094,423	$6,459,236	$—	$394,553,659
Other Investments*	—	—	—	—

Total	$388,094,423	$6,459,236	$—	$394,553,659

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$357,599,924
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$379,080,617

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,031,507
Aggregate gross unrealized depreciation	(77,665,160)

Net unrealized depreciation	$(64,633,653)

Federal income tax cost of investments	$459,187,312

At September 30, 2008, the Portfolio had loaned securities with a total value of $6,421,778. This was secured by collateral of $6,459,236 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.4%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	7,664	$117,336
Johnson Controls, Inc.	17,292	524,466

		641,802

Automobiles (0.2%)
Ford Motor Co.*^	66,490	345,748
General Motors Corp.	17,634	166,641
Harley-Davidson, Inc.	6,923	258,228

		770,617

Distributors (0.0%)
Genuine Parts Co.	4,431	178,171

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	3,142	186,320
H&R Block, Inc.	9,949	226,340

		412,660

Hotels, Restaurants & Leisure (1.2%)
Carnival Corp.	12,725	449,829
Darden Restaurants, Inc.	4,449	127,375
Intercontinental Hotels Group plc (ADR)	148,632	1,838,578
International Game Technology	8,682	149,157
Marriott International, Inc., Class A	7,770	202,719
McDonald’s Corp.	32,739	2,019,996
Starbucks Corp.*	21,462	319,140
Starwood Hotels & Resorts Worldwide, Inc.	5,794	163,043
Wyndham Worldwide Corp.	5,826	91,527
Yum! Brands, Inc.	13,651	445,159

		5,806,523

Household Durables (0.3%)
Black & Decker Corp.	1,530	92,947
Centex Corp.	3,855	62,451
D.R. Horton, Inc.	7,013	91,309
Fortune Brands, Inc.	4,412	253,072
Harman International Industries, Inc.	1,837	62,587
KB Home	1,916	37,707
Leggett & Platt, Inc.	4,111	89,579
Lennar Corp., Class A^	4,403	66,882
Newell Rubbermaid, Inc.	7,844	135,387
Pulte Homes, Inc.	6,926	96,756
Snap-On, Inc.	1,863	98,106
Stanley Works	2,011	83,939
Whirlpool Corp.	2,045	162,148

		1,332,870

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*	9,301	676,741
Expedia, Inc.*	5,390	81,443

		758,184

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	9,072	139,527
Hasbro, Inc.	3,943	136,901
Mattel, Inc.	9,870	178,055

		454,483

Media (3.1%)
CBS Corp., Class B	19,986	291,396
Comcast Corp., Class A	84,949	1,667,549
DIRECTV Group, Inc.*	16,813	439,996
Gannett Co., Inc.	7,218	122,056
Interpublic Group of Cos., Inc.*	12,119	93,922
McGraw-Hill Cos., Inc.	9,338	$295,174
Meredith Corp.^	1,318	36,957
New York Times Co., Class A^	4,076	58,246
News Corp., Class A	376,898	4,519,007
Omnicom Group, Inc.	9,287	358,107
Scripps Networks Interactive, Inc., Class A	2,301	83,549
Time Warner, Inc.	104,300	1,367,373
Viacom, Inc., Class B*	179,084	4,448,447
Walt Disney Co.	54,622	1,676,349
Washington Post Co., Class B	192	106,898

		15,565,026

Multiline Retail (1.3%)
Big Lots, Inc.*^	1,933	53,795
Dillard’s, Inc., Class A^	700	8,260
Family Dollar Stores, Inc.	3,570	84,609
J.C. Penney Co., Inc.	6,041	201,407
Kohl’s Corp.*	8,870	408,730
Macy’s, Inc.	11,425	205,421
Nordstrom, Inc.	4,966	143,120
Sears Holdings Corp.*^	1,659	155,117
Target Corp.	105,070	5,153,684

		6,414,143

Specialty Retail (1.6%)
Abercrombie & Fitch Co., Class A	2,239	88,329
AutoNation, Inc.*^	2,807	31,551
AutoZone, Inc.*	1,288	158,862
Bed Bath & Beyond, Inc.*	7,067	221,974
Best Buy Co., Inc.	9,839	368,963
GameStop Corp., Class A*	4,502	154,013
Gap, Inc.	13,682	243,266
Home Depot, Inc.	49,445	1,280,131
Limited Brands, Inc.	8,829	152,918
Lowe’s Cos., Inc.	179,021	4,241,007
Office Depot, Inc.*	9,735	56,658
RadioShack Corp.	3,126	54,017
Sherwin-Williams Co.	3,030	173,195
Staples, Inc.	20,708	465,930
Tiffany & Co.	3,892	138,244
TJX Cos., Inc.	12,216	372,832

		8,201,890

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.*	10,183	254,982
Jones Apparel Group, Inc.	2,967	54,919
Liz Claiborne, Inc.	3,369	55,353
NIKE, Inc., Class B	11,423	764,199
Polo Ralph Lauren Corp.	1,805	120,285
VF Corp.	2,573	198,919

		1,448,657

Total Consumer Discretionary		41,985,026

Consumer Staples (10.6%)
Beverages (4.0%)
Anheuser-Busch Cos., Inc.	20,932	1,358,068
Brown-Forman Corp., Class B	2,200	157,982
Coca-Cola Co.	152,114	8,043,788
Coca-Cola Enterprises, Inc.	9,785	164,094
Constellation Brands, Inc., Class A*	6,112	131,164
Molson Coors Brewing Co., Class B	4,585	214,349
Pepsi Bottling Group, Inc.	4,295	125,285

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	134,269	$9,569,352

		19,764,082

Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	12,658	821,884
CVS Caremark Corp.	198,080	6,667,373
Kroger Co.	19,071	524,071
Safeway, Inc.	12,791	303,402
SUPERVALU, Inc.	6,004	130,287
SYSCO Corp.	17,530	540,450
Walgreen Co.	28,820	892,267
Wal-Mart Stores, Inc.	65,269	3,908,960
Whole Foods Market, Inc.	4,587	91,878

		13,880,572

Food Products (1.0%)
Archer-Daniels-Midland Co.	18,765	411,141
Campbell Soup Co.	6,170	238,162
ConAgra Foods, Inc.	13,330	259,402
Dean Foods Co.*	3,907	91,268
General Mills, Inc.	9,789	672,700
H.J. Heinz Co.	9,096	454,527
Hershey Co.	5,054	199,835
Kellogg Co.	7,293	409,137
Kraft Foods, Inc., Class A	44,194	1,447,353
McCormick & Co., Inc. (Non-Voting)	3,650	140,342
Sara Lee Corp.	20,782	262,477
Tyson Foods, Inc., Class A	7,623	91,019
Wm. Wrigley Jr. Co.	6,274	498,156

		5,175,519

Household Products (1.7%)
Clorox Co.	3,745	234,774
Colgate-Palmolive Co.	14,723	1,109,378
Kimberly-Clark Corp.	12,089	783,851
Procter & Gamble Co.	88,318	6,154,881

		8,282,884

Personal Products (0.1%)
Avon Products, Inc.	12,397	515,343
Estee Lauder Cos., Inc., Class A	3,527	176,033

		691,376

Tobacco (1.0%)
Altria Group, Inc.	59,963	1,189,666
Lorillard, Inc.	5,066	360,446
Philip Morris International, Inc.	59,998	2,885,904
Reynolds American, Inc.	4,954	240,863
UST, Inc.	4,337	288,584

		4,965,463

Total Consumer Staples		52,759,896

Energy (10.6%)
Energy Equipment & Services (2.4%)
Baker Hughes, Inc.	71,426	4,324,130
BJ Services Co.	8,091	154,781
Cameron International Corp.*	6,585	253,786
ENSCO International, Inc.	4,338	249,999
Halliburton Co.	25,531	826,949
Nabors Industries Ltd.*	8,541	212,842
National Oilwell Varco, Inc.*	12,154	610,495
Noble Corp.	7,840	344,176
Rowan Cos., Inc.	2,877	87,892
Schlumberger Ltd.	34,918	2,726,747
Smith International, Inc.	6,291	368,904
Transocean, Inc.*	9,288	1,020,194
Weatherford International Ltd.*	19,822	$498,325

		11,679,220

Oil, Gas & Consumable Fuels (8.2%)
Anadarko Petroleum Corp.	13,641	661,725
Apache Corp.	9,737	1,015,374
Cabot Oil & Gas Corp.	3,301	119,298
Chesapeake Energy Corp.	15,180	544,355
Chevron Corp.	59,799	4,932,222
ConocoPhillips	44,238	3,240,433
Consol Energy, Inc.	5,549	254,644
Devon Energy Corp.	12,862	1,173,014
El Paso Corp.	20,658	263,596
EOG Resources, Inc.	7,244	648,048
Exxon Mobil Corp.	151,176	11,740,328
Hess Corp.	8,242	676,503
Marathon Oil Corp.	151,742	6,049,954
Massey Energy Co.	2,161	77,083
Murphy Oil Corp.	5,548	355,849
Noble Energy, Inc.	5,081	282,453
Occidental Petroleum Corp.	78,585	5,536,313
Peabody Energy Corp.	7,922	356,490
Pioneer Natural Resources Co.	3,660	191,345
Range Resources Corp.	4,740	203,204
Southwestern Energy Co.*	10,089	308,118
Spectra Energy Corp.	17,907	426,187
Sunoco, Inc.	3,679	130,899
Tesoro Corp.	3,223	53,147
Valero Energy Corp.	15,236	461,651
Williams Cos., Inc.	16,785	396,965
XTO Energy, Inc.	15,994	744,041

		40,843,239

Total Energy		52,522,459

Financials (15.3%)
Capital Markets (3.0%)
American Capital Ltd.^	5,824	148,570
Ameriprise Financial, Inc.	6,565	250,783
Bank of New York Mellon Corp.	150,967	4,918,505
Charles Schwab Corp.	27,165	706,290
E*TRADE Financial Corp.*^	13,236	37,061
Federated Investors, Inc., Class B	2,919	84,213
Franklin Resources, Inc.	4,435	390,857
Goldman Sachs Group, Inc.	35,897	4,594,816
Invesco Ltd.	11,393	239,025
Janus Capital Group, Inc.	4,079	99,038
Legg Mason, Inc.	3,891	148,091
Merrill Lynch & Co., Inc.	44,586	1,128,026
Morgan Stanley	32,291	742,693
Northern Trust Corp.	6,438	464,824
State Street Corp.	12,572	715,095
T. Rowe Price Group, Inc.	7,537	404,812

		15,072,699

Commercial Banks (2.2%)
BB&T Corp.^	16,002	604,876
Comerica, Inc.	4,249	139,325
Fifth Third Bancorp	17,796	211,772
First Horizon National Corp.	4,767	44,619
Huntington Bancshares, Inc./Ohio^	9,432	75,362
KeyCorp	15,401	183,888
M&T Bank Corp.^	2,029	181,088
Marshall & Ilsley Corp.	7,138	143,831
National City Corp.^	19,398	33,946
PNC Financial Services Group, Inc.	10,089	753,648

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Regions Financial Corp.	21,312	$204,595
SunTrust Banks, Inc.	59,651	2,683,698
U.S. Bancorp	50,712	1,826,646
Wachovia Corp.	50,199	175,697
Wells Fargo & Co.	96,315	3,614,702
Zions Bancorp^	3,245	125,582

		11,003,275

Consumer Finance (1.5%)
American Express Co.	33,753	1,195,869
Capital One Financial Corp.	109,542	5,586,642
Discover Financial Services	14,617	202,007
SLM Corp.*	14,547	179,510

		7,164,028

Diversified Financial Services (5.0%)
Bank of America Corp.	241,181	8,441,335
CIT Group, Inc.	6,734	46,869
Citigroup, Inc.	158,504	3,250,917
CME Group, Inc.	1,954	725,931
IntercontinentalExchange, Inc.*	2,108	170,073
JPMorgan Chase & Co.	244,879	11,435,849
Leucadia National Corp.^	5,219	237,151
Moody’s Corp.	5,412	184,008
NYSE Euronext, Inc.	7,825	306,584

		24,798,717

Insurance (2.7%)
ACE Ltd.	86,850	4,701,191
Aflac, Inc.	13,865	814,569
Allstate Corp.	15,768	727,220
American International Group, Inc.	72,947	242,914
Aon Corp.	8,088	363,637
Assurant, Inc.	3,256	179,080
Chubb Corp.	10,500	576,450
Cincinnati Financial Corp.	4,578	130,198
Genworth Financial, Inc., Class A	12,651	108,925
Hartford Financial Services Group, Inc.	8,775	359,687
Lincoln National Corp.	7,542	322,873
Loews Corp.	10,547	416,501
Marsh & McLennan Cos., Inc.	14,937	474,399
MBIA, Inc.^	4,611	54,871
MetLife, Inc.	19,992	1,119,552
Principal Financial Group, Inc.	7,615	331,176
Progressive Corp.	19,841	345,233
Prudential Financial, Inc.	12,432	895,104
Torchmark Corp.	2,454	146,749
Travelers Cos., Inc.	17,203	777,576
Unum Group	10,173	255,342
XL Capital Ltd., Class A	8,747	156,921

		13,500,168

Real Estate Investment Trusts (REITs) (0.8%)
Apartment Investment & Management Co. (REIT), Class A	2,802	98,126
AvalonBay Communities, Inc. (REIT)	2,338	230,106
Boston Properties, Inc. (REIT)	3,518	329,496
Developers Diversified Realty Corp. (REIT)	3,061	97,003
Equity Residential (REIT)	7,892	350,484
General Growth Properties, Inc. (REIT)	5,821	87,897
HCP, Inc. (REIT)	7,400	296,962
Host Hotels & Resorts, Inc. (REIT)	15,845	210,580
Kimco Realty Corp. (REIT)	6,686	246,981
Plum Creek Timber Co., Inc. (REIT)	5,041	251,344
ProLogis (REIT)	7,715	$318,398
Public Storage (REIT)	3,648	361,188
Simon Property Group, Inc. (REIT)	6,553	635,641
Vornado Realty Trust (REIT)	3,989	362,800

		3,877,006

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	4,101	54,830

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	15,295	282,193
MGIC Investment Corp.^	4,646	32,662
Sovereign Bancorp, Inc.^	13,675	54,016

		368,871

Total Financials		75,839,594

Health Care (11.8%)
Biotechnology (1.0%)
Amgen, Inc.*	30,799	1,825,457
Biogen Idec, Inc.*	8,454	425,152
Celgene Corp.*	13,244	838,080
Genzyme Corp.*	7,823	632,802
Gilead Sciences, Inc.*	26,781	1,220,678

		4,942,169

Health Care Equipment & Supplies (1.4%)
Baxter International, Inc.	18,272	1,199,191
Becton, Dickinson & Co.	7,093	569,284
Boston Scientific Corp.*	43,700	536,199
C.R. Bard, Inc.	2,921	277,115
Covidien Ltd.	14,610	785,434
Hospira, Inc.*	4,381	167,354
Intuitive Surgical, Inc.*	1,141	274,958
Medtronic, Inc.	32,845	1,645,535
St. Jude Medical, Inc.*	9,955	432,943
Stryker Corp.	7,205	448,871
Varian Medical Systems, Inc.*	3,792	216,637
Zimmer Holdings, Inc.*	6,560	423,514

		6,977,035

Health Care Providers & Services (1.2%)
Aetna, Inc.	13,734	495,935
AmerisourceBergen Corp.	4,361	164,192
Cardinal Health, Inc.	10,459	515,419
CIGNA Corp.	8,084	274,694
Coventry Health Care, Inc.*	4,186	136,254
DaVita, Inc.*	2,921	166,526
Express Scripts, Inc.*	7,182	530,175
Humana, Inc.*	5,137	211,644
Laboratory Corp. of America Holdings*^	3,368	234,076
McKesson Corp.	8,035	432,363
Medco Health Solutions, Inc.*	14,724	662,580
Patterson Cos., Inc.*	3,002	91,291
Quest Diagnostics, Inc	4,656	240,576
Tenet Healthcare Corp.*	9,743	54,074
UnitedHealth Group, Inc.	35,453	900,152
WellPoint, Inc.*	14,888	696,312

		5,806,263

Health Care Technology (0.0%)
IMS Health, Inc.	4,652	87,969

Life Sciences Tools & Services (0.3%)
Applied Biosystems, Inc.	4,670	159,948
Millipore Corp.*	1,753	120,606

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
PerkinElmer, Inc.	3,878	$96,834
Thermo Fisher Scientific, Inc.*	12,200	671,000
Waters Corp.*	2,727	158,657

		1,207,045

Pharmaceuticals (7.9%)
Abbott Laboratories, Inc.	44,872	2,583,730
Allergan, Inc.	8,955	461,182
Barr Pharmaceuticals, Inc.*	3,312	216,273
Bristol-Myers Squibb Co.	57,631	1,201,606
Eli Lilly & Co.	29,126	1,282,418
Forest Laboratories, Inc.*	8,264	233,706
Johnson & Johnson	184,038	12,750,153
King Pharmaceuticals, Inc.*	5,829	55,842
Merck & Co., Inc.	62,366	1,968,271
Mylan, Inc.*^	8,885	101,467
Pfizer, Inc.	196,213	3,618,168
Schering-Plough Corp.	313,729	5,794,575
Watson Pharmaceuticals, Inc.*	3,397	96,814
Wyeth	243,518	8,995,555

		39,359,760

Total Health Care		58,380,241

Industrials (8.6%)
Aerospace & Defense (1.6%)
Boeing Co.	21,550	1,235,892
General Dynamics Corp.	11,566	851,489
Goodrich Corp.	3,517	146,307
Honeywell International, Inc.	21,674	900,555
L-3 Communications Holdings, Inc.	3,537	347,758
Lockheed Martin Corp.	9,693	1,063,031
Northrop Grumman Corp.	9,829	595,048
Precision Castparts Corp.	4,092	322,368
Raytheon Co.	12,139	649,558
Rockwell Collins, Inc.	4,833	232,419
United Technologies Corp.	28,073	1,686,064

		8,030,489

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	5,006	255,106
Expeditors International of Washington, Inc.	5,801	202,107
FedEx Corp.	9,061	716,181
United Parcel Service, Inc., Class B	29,347	1,845,633

		3,019,027

Airlines (0.1%)
Southwest Airlines Co.	21,560	312,836

Building Products (0.6%)
Masco Corp.	157,702	2,829,174

Commercial Services & Supplies (0.2%)
Allied Waste Industries, Inc.*	10,780	119,766
Avery Dennison Corp.	3,022	134,419
Cintas Corp.	4,197	120,496
Pitney Bowes, Inc.	6,332	210,602
R.R. Donnelley & Sons Co.	5,919	145,193
Waste Management, Inc.	14,284	449,803

		1,180,279

Construction & Engineering (0.1%)
Fluor Corp.	5,268	293,428
Jacobs Engineering Group, Inc.*	3,752	203,771

		497,199

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	5,294	211,495
Emerson Electric Co.	22,591	$921,487
Rockwell Automation, Inc.	4,097	152,982

		1,285,964

Industrial Conglomerates (3.4%)
3M Co.	20,348	1,389,972
General Electric Co.	507,344	12,937,272
Textron, Inc.	71,055	2,080,490
Tyco International Ltd.	13,828	484,257

		16,891,991

Machinery (1.0%)
Caterpillar, Inc.	17,722	1,056,231
Cummins, Inc.	5,967	260,877
Danaher Corp.	7,430	515,642
Deere & Co.	12,434	615,483
Dover Corp.	5,110	207,210
Eaton Corp.	4,889	274,664
Illinois Tool Works, Inc.	11,646	517,665
Ingersoll-Rand Co., Ltd., Class A	9,365	291,907
ITT Corp.	5,343	297,124
Manitowoc Co., Inc.	3,098	48,174
PACCAR, Inc.	10,583	404,165
Pall Corp.	3,779	129,960
Parker Hannifin Corp.	4,935	261,555
Terex Corp.*	3,165	96,596

		4,977,253

Professional Services (0.1%)
Equifax, Inc.	4,033	138,937
Monster Worldwide, Inc.*	3,889	57,985
Robert Half International, Inc.	4,962	122,809

		319,731

Road & Rail (0.6%)
Burlington Northern Santa Fe Corp.	8,223	760,052
CSX Corp.	11,869	647,691
Norfolk Southern Corp.	10,924	723,278
Ryder System, Inc.	1,450	89,900
Union Pacific Corp.	14,823	1,054,805

		3,275,726

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,544	175,038
W.W. Grainger, Inc.	1,994	173,418

		348,456

Total Industrials		42,968,125

Information Technology (12.8%)
Communications Equipment (2.9%)
Ciena Corp.*	3,292	33,183
Cisco Systems, Inc.*	457,341	10,317,613
Corning, Inc.	45,944	718,564
Harris Corp.	3,683	170,155
JDS Uniphase Corp.*	6,853	57,976
Juniper Networks, Inc.*	15,833	333,601
Motorola, Inc.	65,976	471,069
QUALCOMM, Inc.	47,767	2,052,548
Tellabs, Inc.*^	14,140	57,409

		14,212,118

Computers & Peripherals (3.8%)
Apple, Inc.*	25,786	2,930,837
Dell, Inc.*	50,746	836,294
EMC Corp.*	60,288	721,044
Hewlett-Packard Co.	194,037	8,972,271
International Business Machines Corp.	39,435	4,612,318
Lexmark International, Inc., Class A*	2,870	93,476
NetApp, Inc.*	9,003	164,125

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
QLogic Corp.*	4,097	$62,930
SanDisk Corp.*	6,385	124,827
Sun Microsystems, Inc.*	21,102	160,375
Teradata Corp.*	4,587	89,446

		18,767,943

Electronic Equipment, Instruments & Components (0.2%)
Agilent Technologies, Inc.*	10,503	311,519
Amphenol Corp., Class A	4,106	164,815
Jabil Circuit, Inc.	4,997	47,671
Molex, Inc.	4,599	103,248
Tyco Electronics Ltd.	13,758	380,546

		1,007,799

Internet Software & Services (0.9%)
Akamai Technologies, Inc.*	5,583	97,367
eBay, Inc.*	31,810	711,908
Google, Inc., Class A*	6,956	2,786,017
VeriSign, Inc.*	5,460	142,397
Yahoo!, Inc.*	40,350	698,055

		4,435,744

IT Services (0.6%)
Affiliated Computer Services, Inc., Class A*	2,750	139,233
Automatic Data Processing, Inc.	14,817	633,427
Cognizant Technology Solutions Corp., Class A*	8,915	203,529
Computer Sciences Corp.*	4,154	166,949
Convergys Corp.*	3,879	57,332
Fidelity National Information Services, Inc.	4,837	89,291
Fiserv, Inc.*	4,970	235,180
Mastercard, Inc., Class A	2,107	373,634
Paychex, Inc.	9,347	308,731
Total System Services, Inc.	5,060	82,984
Unisys Corp.*	12,931	35,560
Western Union Co.	21,234	523,843

		2,849,693

Office Electronics (0.1%)
Xerox Corp.	25,640	295,629

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*^	19,965	104,816
Altera Corp.	8,256	170,734
Analog Devices, Inc.	7,904	208,270
Applied Materials, Inc.	39,068	591,099
Broadcom Corp., Class A*	13,369	249,064
Intel Corp.	163,645	3,065,071
KLA-Tencor Corp.	4,856	153,692
Linear Technology Corp.	6,753	207,047
LSI Corp.*	16,481	88,338
MEMC Electronic Materials, Inc.*	6,914	195,390
Microchip Technology, Inc.	5,167	152,065
Micron Technology, Inc.*	24,591	99,594
National Semiconductor Corp.	6,293	108,303
Novellus Systems, Inc.*	3,115	61,179
NVIDIA Corp.*	15,265	163,488
Teradyne, Inc.*	4,403	34,387
Texas Instruments, Inc.	223,616	4,807,744
Xilinx, Inc.	7,575	177,634

		10,637,915

Software (2.2%)
Adobe Systems, Inc.*	15,447	609,693
Autodesk, Inc.*	6,118	205,259
BMC Software, Inc.*	5,336	152,770
CA, Inc.	11,618	$231,895
Citrix Systems, Inc.*	5,154	130,190
Compuware Corp.*	8,429	81,677
Electronic Arts, Inc.*	9,287	343,526
Intuit, Inc.*	9,437	298,304
Microsoft Corp.	228,545	6,099,866
Novell, Inc.*	11,069	56,895
Oracle Corp.*	114,061	2,316,579
Salesforce.com, Inc.*	3,230	156,332
Symantec Corp.*	24,437	478,476

		11,161,462

Total Information Technology		63,368,303

Materials (3.2%)
Chemicals (2.4%)
Air Products & Chemicals, Inc.	6,170	422,583
Ashland, Inc.	2,008	58,714
CF Industries Holdings, Inc.	1,595	145,879
Dow Chemical Co.	26,930	855,835
E.I. du Pont de Nemours & Co.	172,964	6,970,449
Eastman Chemical Co.	2,408	132,585
Ecolab, Inc.	5,116	248,228
Hercules, Inc.	2,679	53,018
International Flavors & Fragrances, Inc.	2,539	100,189
Monsanto Co.	16,011	1,584,769
PPG Industries, Inc.	4,826	281,452
Praxair, Inc.	9,172	657,999
Rohm & Haas Co.	3,609	252,630
Sigma-Aldrich Corp.	3,841	201,345

		11,965,675

Construction Materials (0.0%)
Vulcan Materials Co.^	2,978	221,861

Containers & Packaging (0.1%)
Ball Corp.	3,060	120,839
Bemis Co., Inc.	3,285	86,100
Pactiv Corp.*	4,204	104,385
Sealed Air Corp.	4,042	88,884

		400,208

Metals & Mining (0.5%)
AK Steel Holding Corp.	2,896	75,064
Alcoa, Inc.	23,687	534,853
Allegheny Technologies, Inc.	2,580	76,239
Freeport-McMoRan Copper & Gold, Inc.	11,180	635,583
Newmont Mining Corp.	13,299	515,469
Nucor Corp.	9,222	364,269
Titanium Metals Corp.^	3,404	38,601
United States Steel Corp.	3,458	268,376

		2,508,454

Paper & Forest Products (0.2%)
International Paper Co.	12,455	326,072
MeadWestvaco Corp.	5,407	126,037
Weyerhaeuser Co.	6,154	372,810

		824,919

Total Materials		15,921,117

Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	171,526	4,789,006
CenturyTel, Inc.	3,244	118,893
Embarq Corp.	3,919	158,915

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Frontier Communications Corp.	8,058	$92,667
Qwest Communications International, Inc.^	46,029	148,674
Verizon Communications, Inc.	82,892	2,660,004
Windstream Corp.	12,450	136,203

		8,104,362

Wireless Telecommunication Services (1.1%)
American Tower Corp., Class A*	11,474	412,720
Sprint Nextel Corp.	83,117	507,013
Vodafone Group plc (ADR)	211,500	4,674,150

		5,593,883

Total Telecommunication Services		13,698,245

Utilities (2.1%)
Electric Utilities (1.3%)
Allegheny Energy, Inc.	4,633	170,355
American Electric Power Co., Inc.	11,716	433,844
Duke Energy Corp.	36,831	641,964
Edison International	9,490	378,651
Entergy Corp.	5,579	496,587
Exelon Corp.	19,137	1,198,359
FirstEnergy Corp.	8,876	594,603
FPL Group, Inc.	11,894	598,268
Pepco Holdings, Inc.	5,735	131,389
Pinnacle West Capital Corp.	2,579	88,743
PPL Corp.	10,908	403,814
Progress Energy, Inc.	7,632	329,168
Southern Co.	22,424	845,161

		6,310,906

Gas Utilities (0.0%)
Nicor, Inc.^	1,404	62,268
Questar Corp.	4,721	193,183

		255,451

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	20,369	238,114
Constellation Energy Group, Inc.	5,091	123,711
Dynegy, Inc., Class A*	15,926	57,015

		418,840

Multi-Utilities (0.7%)
Ameren Corp.	5,704	222,627
CenterPoint Energy, Inc.	9,667	140,848
CMS Energy Corp.	7,369	91,892
Consolidated Edison, Inc.	7,958	341,876
Dominion Resources, Inc.	16,886	722,383
DTE Energy Co.	4,469	179,296
Integrys Energy Group, Inc.	2,419	120,805
NiSource, Inc.	8,674	128,028
PG&E Corp.	10,444	391,128
Public Service Enterprise Group, Inc.	14,808	485,554
Sempra Energy	7,177	362,223
TECO Energy, Inc.	5,448	85,697
Xcel Energy, Inc.	13,123	262,329

		3,534,686

Total Utilities		10,519,883

Total Common Stocks (86.2%) (Cost $469,273,805)		427,962,889

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(8.8%)
iShares Morningstar Large Core Index Fund	88,356	5,949,010
iShares Morningstar Large Growth Index Fund	90,370	5,067,046
iShares Morningstar Large Value Index Fund	8,747	$535,929
iShares NYSE 100 Index Fund	1,642	100,080
iShares Russell 1000 Growth Index Fund	152,317	7,394,990
iShares Russell 1000 Index Fund	60,339	3,835,147
iShares Russell 1000 Value Index Fund	7,336	468,697
iShares S&P 100 Index Fund	29,737	1,577,250
iShares S&P 500 Growth Index Fund	113,556	6,447,710
iShares S&P 500 Index Fund	100,560	11,815,800
iShares S&P 500 Value Index Fund	6,178	369,753

Total Investment Companies (8.8%) (Cost $47,773,337)		43,561,412

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.28%, 12/18/08 #(p)^	$270,000	269,836

Short-Term Investment of Cash Collateral for Securities Loaned (0.2%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	1,003,686	1,003,686

Time Deposit (25.0%)
JPMorgan Chase Nassau
0.58%, 10/1/08	124,289,149	124,289,149

Total Short-Term Investments (25.3%) (Cost/Amortized Cost $125,562,744)		125,562,671

Total Investments (120.3%) (Cost/Amortized Cost $642,609,886)		597,086,972
Other Assets Less Liabilities (-20.3%)		(100,693,314)

Net Assets (100%)		$496,393,658

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

At September 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2008	Unrealized Depreciation
S&P 500 E-Mini Index	72	December-08	$4,299,665	$4,208,400	$(91,265)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$471,524,301	$125,562,671	$—	$597,086,972
Other Investments*	—	—	—	—

Total	$471,524,301	$125,562,671	$—	$597,086,972

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	91,265	—	—	91,265

Total	$91,265	$—	$—	$91,265

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$350,322,074
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$100,954,455

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,020,826
Aggregate gross unrealized depreciation	(54,026,344)

Net unrealized depreciation	$(46,005,518)

Federal income tax cost of investments	$643,092,490

At September 30, 2008, the Portfolio had loaned securities with a total value of $1,066,403. This was secured by collateral of $1,003,686 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $2,158 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.0%)
Auto Components (0.1%)
BorgWarner, Inc.	16,379	$536,740
Gentex Corp.	23,177	331,431
Goodyear Tire & Rubber Co.*	25,060	383,668
Johnson Controls, Inc.	14,595	442,666
WABCO Holdings, Inc.	10,640	378,146

		2,072,651

Automobiles (0.1%)
Harley-Davidson, Inc.	33,810	1,261,113
Thor Industries, Inc.	1,210	30,032

		1,291,145

Distributors (0.0%)
LKQ Corp.*^	21,963	372,712

Diversified Consumer Services (0.3%)
Apollo Group, Inc., Class A*	20,519	1,216,777
DeVry, Inc.	9,904	490,644
H&R Block, Inc.	52,381	1,191,668
Hillenbrand, Inc.	10,217	205,975
ITT Educational Services, Inc.*	6,275	507,710
Strayer Education, Inc.	2,301	460,798
Weight Watchers International, Inc.	4,503	164,810

		4,238,382

Hotels, Restaurants & Leisure (3.3%)
Boyd Gaming Corp.^	500	4,680
Brinker International, Inc.^	15,594	278,977
Burger King Holdings, Inc.	13,014	319,624
Carnival Corp.	14,385	508,510
Chipotle Mexican Grill, Inc., Class A*^	5,362	297,537
Choice Hotels International, Inc.	1,209	32,764
Darden Restaurants, Inc.	22,606	647,210
International Game Technology	49,900	857,282
Interval Leisure Group, Inc.*	360	3,744
Las Vegas Sands Corp.*^	165,703	5,983,535
Marriott International, Inc., Class A	47,584	1,241,467
McDonald’s Corp.	484,928	29,920,058
MGM MIRAGE*	18,869	537,766
Orient-Express Hotels Ltd., Class A^	5,617	135,538
Panera Bread Co., Class A*^	4,102	208,792
Penn National Gaming, Inc.*	11,400	302,898
Scientific Games Corp.*^	9,970	229,509
Starbucks Corp.*	117,101	1,741,292
Starwood Hotels & Resorts Worldwide, Inc.	30,093	846,817
Tim Hortons, Inc.	29,765	881,937
Wendy’s/Arby’s Group, Inc., Class A	45,717	240,473
Wynn Resorts Ltd.^	63,359	5,172,629
Yum! Brands, Inc.	76,150	2,483,251

		52,876,290

Household Durables (0.1%)
Garmin Ltd.*^	20,662	701,268
Harman International Industries, Inc.	7,083	241,318
NVR, Inc.*	30	17,160
Pulte Homes, Inc.	6,873	96,016

		1,055,762

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	50,607	3,682,165
HSN, Inc.*	360	3,963
priceline.com, Inc.*	6,241	427,072
Ticketmaster, Inc.*	360	$3,863

		4,117,063

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	8,389	291,266

Media (1.2%)
Central European Media Enterprises Ltd., Class A*	5,841	382,002
Clear Channel Outdoor Holdings, Inc., Class A*	4,824	65,992
Comcast Corp., Class A	131,620	2,583,701
CTC Media, Inc.*	8,721	130,815
DIRECTV Group, Inc.*	95,789	2,506,798
DISH Network Corp., Class A*	32,911	691,131
DreamWorks Animation SKG, Inc., Class A*^	12,952	407,341
Interpublic Group of Cos., Inc.*	65,323	506,253
John Wiley & Sons, Inc., Class A	6,563	265,473
Lamar Advertising Co., Class A*^	12,480	385,507
Liberty Global, Inc., Class A*	25,294	766,408
Liberty Media Corp., Entertainment Series, Class A*	83,079	2,074,483
McGraw-Hill Cos., Inc.	25,799	815,506
Morningstar, Inc.*	2,381	132,074
News Corp., Class A	149,001	1,786,522
Omnicom Group, Inc.	47,650	1,837,384
Sirius XM Radio, Inc.*	430,174	245,199
Time Warner Cable, Inc., Class A*	12,561	303,976
Time Warner, Inc.	64,023	839,342
Viacom, Inc., Class B*	84,461	2,098,011
Walt Disney Co.	35,590	1,092,257
Warner Music Group Corp.	1,300	9,880

		19,926,055

Multiline Retail (0.8%)
Big Lots, Inc.*	13,197	367,272
Dollar Tree, Inc.*	14,538	528,602
Family Dollar Stores, Inc.	1,259	29,838
Kohl’s Corp.*	37,862	1,744,681
Nordstrom, Inc.	29,335	845,435
Target Corp.	181,821	8,918,320

		12,434,148

Specialty Retail (1.5%)
Abercrombie & Fitch Co., Class A	13,972	551,195
Advance Auto Parts, Inc.	15,383	610,090
American Eagle Outfitters, Inc.	18,618	283,924
AnnTaylor Stores Corp.*	3,317	68,463
AutoZone, Inc.*	6,271	773,465
Bed Bath & Beyond, Inc.*	34,316	1,077,866
Best Buy Co., Inc.	53,702	2,013,825
CarMax, Inc.*^	35,345	494,830
Dick’s Sporting Goods, Inc.*	13,012	254,775
GameStop Corp., Class A*	26,307	899,962
Gap, Inc.	38,796	689,793
Guess?, Inc.^	9,252	321,877
Limited Brands, Inc.	30,102	521,367
Lowe’s Cos., Inc.	312,442	7,401,751
O’Reilly Automotive, Inc.*	7,978	213,571
PetSmart, Inc.	20,579	508,507
Ross Stores, Inc.	21,489	791,010
Sherwin-Williams Co.^	16,214	926,792
Staples, Inc.	95,957	2,159,033
Tiffany & Co.^	20,338	722,406

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
TJX Cos., Inc.	68,287	$2,084,119
Urban Outfitters, Inc.*	18,331	584,209
Williams-Sonoma, Inc.	2,292	37,085

		23,989,915

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	54,929	1,375,422
Hanesbrands, Inc.*	14,455	314,396
NIKE, Inc., Class B	56,839	3,802,529
Phillips-Van Heusen Corp.	6,938	263,020
Polo Ralph Lauren Corp.	9,053	603,292

		6,358,659

Total Consumer Discretionary		129,024,048

Consumer Staples (8.6%)
Beverages (2.2%)
Anheuser-Busch Cos., Inc.	63,239	4,102,946
Brown-Forman Corp., Class B	9,923	712,571
Central European Distribution Corp.*	6,268	284,630
Coca-Cola Co.	262,936	13,904,056
Hansen Natural Corp.*^	11,757	355,649
PepsiCo, Inc.	239,376	17,060,327

		36,420,179

Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	69,601	4,519,193
CVS Caremark Corp.	399,707	13,454,138
Kroger Co.	46,990	1,291,285
SYSCO Corp.	96,525	2,975,866
Walgreen Co.	147,018	4,551,677
Wal-Mart Stores, Inc.	310,025	18,567,397
Whole Foods Market, Inc.^	22,705	454,781

		45,814,337

Food Products (0.5%)
Campbell Soup Co.	17,573	678,318
Dean Foods Co.*	17,114	399,783
General Mills, Inc.	4,621	317,555
H.J. Heinz Co.	28,145	1,406,406
Hershey Co.	12,523	495,159
Kellogg Co.	22,979	1,289,122
McCormick & Co., Inc. (Non-Voting)	6,847	263,267
Tyson Foods, Inc., Class A	4,980	59,461
Wm. Wrigley Jr. Co.	32,792	2,603,685

		7,512,756

Household Products (1.4%)
Church & Dwight Co., Inc.	10,728	666,102
Clorox Co.	6,893	432,122
Colgate-Palmolive Co.	81,561	6,145,621
Energizer Holdings, Inc.*	9,271	746,779
Kimberly-Clark Corp.	27,660	1,793,475
Procter & Gamble Co.	181,868	12,674,381

		22,458,480

Personal Products (0.3%)
Alberto-Culver Co.	1,775	48,351
Avon Products, Inc.	68,590	2,851,286
Bare Escentuals, Inc.*^	9,044	98,308
Estee Lauder Cos., Inc., Class A	15,785	787,829
Herbalife Ltd.	10,552	417,015
NBTY, Inc.*	3,647	107,660

		4,310,449

Tobacco (1.4%)
Altria Group, Inc.	251,644	4,992,617
Lorillard, Inc.	14,680	1,044,482
Philip Morris International, Inc.	338,666	$16,289,835

		22,326,934

Total Consumer Staples		138,843,135

Energy (7.0%)
Energy Equipment & Services (3.7%)
Atwood Oceanics, Inc.*	8,590	312,676
Baker Hughes, Inc.	49,503	2,996,912
Cameron International Corp.*	34,873	1,344,005
Diamond Offshore Drilling, Inc.	11,074	1,141,286
Dresser-Rand Group, Inc.*	13,934	438,503
ENSCO International, Inc.	21,681	1,249,476
FMC Technologies, Inc.*	20,635	960,559
Global Industries Ltd.*^	11,680	81,059
Halliburton Co.	140,149	4,539,426
Helix Energy Solutions Group, Inc.*	600	14,568
IHS, Inc., Class A*	7,035	335,147
Key Energy Services, Inc.*	2,597	30,125
Nabors Industries Ltd.*	6,519	162,453
National Oilwell Varco, Inc.*	66,720	3,351,346
Noble Corp.	43,226	1,897,621
Oceaneering International, Inc.*	8,921	475,668
Oil States International, Inc.*	4,813	170,140
Patterson-UTI Energy, Inc.	15,532	310,951
Pride International, Inc.*	19,429	575,293
Rowan Cos., Inc.	6,426	196,314
Schlumberger Ltd.	278,095	21,716,439
SEACOR Holdings, Inc.*	200	15,790
Smith International, Inc.	34,693	2,034,398
Superior Energy Services, Inc.*	13,090	407,623
TETRA Technologies, Inc.*	12,272	169,967
Tidewater, Inc.^	200	11,072
Transocean, Inc.*	112,186	12,322,510
Unit Corp.*	5,858	291,846
Weatherford International Ltd.*	109,237	2,746,218

		60,299,391

Oil, Gas & Consumable Fuels (3.3%)
Alpha Natural Resources, Inc.*	11,364	584,451
Arch Coal, Inc.	23,249	764,660
Cabot Oil & Gas Corp.	7,634	275,893
Chesapeake Energy Corp.	37,183	1,333,382
CNX Gas Corp.*	4,095	91,687
Consol Energy, Inc.	29,421	1,350,130
Continental Resources, Inc.*	4,602	180,536
Denbury Resources, Inc.*	39,682	755,545
El Paso Corp.	24,428	311,701
Encore Acquisition Co.*	2,011	84,020
EOG Resources, Inc.	30,014	2,685,052
Exxon Mobil Corp.	156,954	12,189,048
Foundation Coal Holdings, Inc.	6,992	248,775
Frontier Oil Corp.	15,974	294,241
Frontline Ltd.^	7,468	358,987
Hess Corp.	45,200	3,710,016
Holly Corp.	6,989	202,122
Mariner Energy, Inc.*	9,907	203,093
Massey Energy Co.	13,050	465,493
Murphy Oil Corp.	30,552	1,959,605
Noble Energy, Inc.	1,634	90,834
Occidental Petroleum Corp.	131,799	9,285,240
Patriot Coal Corp.*	11,877	345,027
Peabody Energy Corp.	43,667	1,965,015
Petrohawk Energy Corp.*	38,177	825,769
Petroleo Brasileiro S.A. (ADR)	102,478	4,503,908

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Plains Exploration & Production Co.*	15,846	$557,145
Quicksilver Resources, Inc.*	16,841	330,589
Range Resources Corp.	24,858	1,065,662
SandRidge Energy, Inc.*	16,902	331,279
Southwestern Energy Co.*	55,015	1,680,158
St. Mary Land & Exploration Co.	3,748	133,616
Sunoco, Inc.	11,238	399,848
Tesoro Corp.^	5,952	98,148
W&T Offshore, Inc.	4,454	121,550
Walter Industries, Inc.	9,040	428,948
Whiting Petroleum Corp.*	6,853	488,345
Williams Cos., Inc.	93,967	2,222,320
XTO Energy, Inc.	9,757	453,896

		53,375,734

Total Energy		113,675,125

Financials (6.0%)
Capital Markets (2.0%)
Affiliated Managers Group, Inc.*	6,617	548,218
BlackRock, Inc.	2,058	400,281
Charles Schwab Corp.	150,143	3,903,718
E*TRADE Financial Corp.*	11,863	33,216
Eaton Vance Corp.	16,564	583,550
Federated Investors, Inc., Class B	14,150	408,228
Franklin Resources, Inc.	13,202	1,163,492
GLG Partners, Inc.^	4,644	25,171
Goldman Sachs Group, Inc.	132,719	16,988,032
Invesco Ltd.	7,556	158,525
Investment Technology Group, Inc.*	6,550	199,317
Janus Capital Group, Inc.	24,465	594,010
Lazard Ltd., Class A	12,217	522,399
MF Global Ltd.*	3,800	16,492
Morgan Stanley	10,059	231,357
Northern Trust Corp.	31,962	2,307,656
SEI Investments Co.	21,795	483,849
State Street Corp.	18,159	1,032,884
T. Rowe Price Group, Inc.	41,756	2,242,715
TD Ameritrade Holding Corp.*	39,237	635,639
Waddell & Reed Financial, Inc., Class A	13,323	329,744

		32,808,493

Commercial Banks (1.1%)
U.S. Bancorp	197,940	7,129,799
Wells Fargo & Co.	265,736	9,973,072

		17,102,871

Consumer Finance (0.3%)
American Express Co.	135,680	4,807,142
SLM Corp.*	66,723	823,362

		5,630,504

Diversified Financial Services (1.7%)
Bank of America Corp.	371,130	12,989,550
CME Group, Inc.	7,600	2,823,476
IntercontinentalExchange, Inc.*	11,381	918,219
JPMorgan Chase & Co.	183,946	8,590,278
MSCI, Inc., Class A*	7,235	173,640
NASDAQ OMX Group, Inc.*	11,294	345,257
NYSE Euronext, Inc.	25,709	1,007,279

		26,847,699

Insurance (0.4%)
Aflac, Inc.	76,369	4,486,679
Axis Capital Holdings Ltd.	5,671	179,827
Brown & Brown, Inc.	4,355	94,155
Erie Indemnity Co., Class A	200	8,454
Philadelphia Consolidated Holding Corp.*	2,925	$171,317
Prudential Financial, Inc.	12,031	866,232
Transatlantic Holdings, Inc.	737	40,056
W.R. Berkley Corp.	600	14,130

		5,860,850

Real Estate Investment Trusts (REITs) (0.4%)
Apartment Investment & Management Co. (REIT), Class A	4,587	160,637
Camden Property Trust (REIT)	5,488	251,680
Digital Realty Trust, Inc. (REIT)	7,500	354,375
Essex Property Trust, Inc. (REIT)	829	98,095
Federal Realty Investment Trust (REIT)^	2,816	241,050
General Growth Properties, Inc. (REIT)	19,429	293,378
HCP, Inc. (REIT)	4,597	184,478
Health Care REIT, Inc. (REIT)	1,913	101,829
Kilroy Realty Corp. (REIT)	200	9,558
Macerich Co. (REIT)	12,057	767,428
Nationwide Health Properties, Inc. (REIT)	1,096	39,434
Plum Creek Timber Co., Inc. (REIT)	9,027	450,086
Rayonier, Inc. (REIT)	1,538	72,824
Simon Property Group, Inc. (REIT)	36,116	3,503,252
Taubman Centers, Inc. (REIT)	8,560	428,000
Ventas, Inc. (REIT)	3,536	174,749

		7,130,853

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	8,318	111,212
Forest City Enterprises, Inc., Class A^	12,049	369,543
St Joe Co.*^	12,558	490,892

		971,647

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial	1,337	59,269
Federal Home Loan Mortgage Corp.^	45,400	77,634
Hudson City Bancorp, Inc.	29,123	537,320
Tree.com, Inc.*	60	289

		674,512

Total Financials		97,027,429

Health Care (8.9%)
Biotechnology (2.3%)
Abraxis Bioscience, Inc.*	1,050	72,408
Amylin Pharmaceuticals, Inc.*^	22,203	448,945
Biogen Idec, Inc.*	46,669	2,346,984
BioMarin Pharmaceutical, Inc.*	15,969	423,019
Celgene Corp.*	70,027	4,431,308
Cephalon, Inc.*	10,917	845,958
Genentech, Inc.*	184,791	16,387,266
Genzyme Corp.*	42,954	3,474,549
Gilead Sciences, Inc.*	176,498	8,044,779
ImClone Systems, Inc.*	5,458	340,797
Vertex Pharmaceuticals, Inc.*	24,140	802,414

		37,618,427

Health Care Equipment & Supplies (2.2%)
Advanced Medical Optics, Inc.*	6,990	124,282
Baxter International, Inc.	100,761	6,612,945
Beckman Coulter, Inc.	8,204	582,402
Becton, Dickinson & Co.	39,221	3,147,878
Boston Scientific Corp.*	15,042	184,565
C.R. Bard, Inc.	15,972	1,515,264

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Dentsply International, Inc.	23,984	$900,359
Edwards Lifesciences Corp.*	8,865	512,042
Gen-Probe, Inc.*	8,742	463,763
Hill-Rom Holdings, Inc.^	1,057	32,038
Hologic, Inc.*	20,717	400,460
Hospira, Inc.*	3,567	136,259
Idexx Laboratories, Inc.*	9,743	533,916
Intuitive Surgical, Inc.*	6,227	1,500,583
Inverness Medical Innovations, Inc.*^	6,433	192,990
Kinetic Concepts, Inc.*^	8,712	249,076
Medtronic, Inc.	180,340	9,035,034
ResMed, Inc.*	12,484	536,812
St. Jude Medical, Inc.*	54,598	2,374,467
Stryker Corp.	49,434	3,079,738
Varian Medical Systems, Inc.*	20,225	1,155,454
Zimmer Holdings, Inc.*	25,026	1,615,679

		34,886,006

Health Care Providers & Services (1.3%)
Aetna, Inc.	50,136	1,810,411
AmerisourceBergen Corp.	2,727	102,672
Cardinal Health, Inc.	42,919	2,115,048
CIGNA Corp.	6,368	216,385
Community Health Systems, Inc.*	3,419	100,211
Coventry Health Care, Inc.*	5,073	165,126
DaVita, Inc.*	14,045	800,705
Express Scripts, Inc.*	33,834	2,497,626
Health Management Associates, Inc., Class A*	22,487	93,546
Health Net, Inc.*	400	9,440
Henry Schein, Inc.*	13,512	727,486
Humana, Inc.*	15,512	639,094
Laboratory Corp. of America Holdings*^	17,916	1,245,162
Lincare Holdings, Inc.*	10,830	325,875
McKesson Corp.	32,023	1,723,158
Medco Health Solutions, Inc.*	81,408	3,663,360
Omnicare, Inc.	1,297	37,315
Patterson Cos., Inc.*	19,599	596,006
Pediatrix Medical Group, Inc.*^	6,547	353,014
Quest Diagnostics, Inc.	20,917	1,080,781
Tenet Healthcare Corp.*	44,226	245,454
UnitedHealth Group, Inc.	72,942	1,851,997
VCA Antech, Inc.*	13,665	402,708
WellCare Health Plans, Inc.*	6,442	231,912
WellPoint, Inc.*	7,824	365,928

		21,400,420

Health Care Technology (0.0%)
Cerner Corp.*^	10,926	487,737
HLTH Corp.*	8,336	95,280
IMS Health, Inc.	5,478	103,589

		686,606

Life Sciences Tools & Services (0.5%)
Applied Biosystems, Inc.	27,176	930,778
Charles River Laboratories International, Inc.*	5,025	279,038
Covance, Inc.*^	10,129	895,505
Illumina, Inc.*	19,773	801,400
Invitrogen Corp.*	4,601	173,918
Millipore Corp.*	8,894	611,907
PerkinElmer, Inc.	8,186	204,405
Pharmaceutical Product Development, Inc.	17,235	712,667
Techne Corp.*^	6,256	451,183
Thermo Fisher Scientific, Inc.*	22,889	$1,258,895
Waters Corp.*	16,129	938,385

		7,258,081

Pharmaceuticals (2.6%)
Abbott Laboratories, Inc.	247,793	14,267,921
Allergan, Inc.	49,026	2,524,839
Barr Pharmaceuticals, Inc.*	5,189	338,842
Bristol-Myers Squibb Co.	290,296	6,052,672
Eli Lilly & Co.	15,318	674,452
Endo Pharmaceuticals Holdings, Inc.*	16,749	334,980
Forest Laboratories, Inc.*	3,683	104,155
Johnson & Johnson	119,028	8,246,260
Merck & Co., Inc.	98,659	3,113,678
Mylan, Inc.*^	8,805	100,553
Perrigo Co.	12,590	484,211
Schering-Plough Corp.	260,468	4,810,844
Sepracor, Inc.*	16,592	303,799
Warner Chilcott Ltd., Class A*	14,952	226,074
Watson Pharmaceuticals, Inc.*	8,422	240,027

		41,823,307

Total Health Care		143,672,847

Industrials (9.8%)
Aerospace & Defense (3.1%)
Alliant Techsystems, Inc.*	2,329	218,786
BE Aerospace, Inc.*	14,231	225,277
Boeing Co.	120,687	6,921,400
General Dynamics Corp.	113,220	8,335,256
Goodrich Corp.	20,164	838,823
Honeywell International, Inc.	119,116	4,949,270
L-3 Communications Holdings, Inc.	15,295	1,503,804
Lockheed Martin Corp.	149,770	16,425,276
Northrop Grumman Corp.	14,056	850,950
Precision Castparts Corp.	22,404	1,764,987
Raytheon Co.	24,712	1,322,339
Rockwell Collins, Inc.	25,876	1,244,377
United Technologies Corp.	89,106	5,351,706

		49,952,251

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	27,446	1,398,648
Expeditors International of Washington, Inc.	34,337	1,196,301
United Parcel Service, Inc., Class B	109,847	6,908,278
UTi Worldwide, Inc.	13,889	236,391

		9,739,618

Airlines (0.0%)
AMR Corp.*	20,530	201,605
Copa Holdings S.A., Class A	3,055	99,287
Delta Air Lines, Inc.*	22,688	169,026

		469,918

Building Products (0.0%)
Lennox International, Inc.	7,196	239,411
USG Corp.*	6,097	156,083

		395,494

Commercial Services & Supplies (0.4%)
Brink’s Co.	6,579	401,451
Copart, Inc.*	10,837	411,806
Corrections Corp. of America*	17,919	445,287
Covanta Holding Corp.*	19,510	467,069
Iron Mountain, Inc.*	28,864	704,570
Pitney Bowes, Inc.	30,230	1,005,450
Republic Services, Inc.	23,126	693,318
Stericycle, Inc.*	13,896	818,613

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Management, Inc.	22,477	$707,801

		5,655,365

Construction & Engineering (0.3%)
Aecom Technology Corp.*	13,920	340,205
Fluor Corp.	28,548	1,590,124
Foster Wheeler Ltd.*	23,246	839,413
Jacobs Engineering Group, Inc.*	19,624	1,065,779
KBR, Inc.	21,151	322,976
Quanta Services, Inc.*	21,586	583,038
Shaw Group, Inc.*	13,446	413,195
URS Corp.*	1,988	72,900

		5,227,630

Electrical Equipment (0.7%)
Ametek, Inc.	17,215	701,856
Cooper Industries Ltd., Class A	21,344	852,693
Emerson Electric Co.	125,420	5,115,882
First Solar, Inc.*	7,188	1,357,885
General Cable Corp.*	8,585	305,883
Hubbell, Inc., Class B	3,611	126,566
Rockwell Automation, Inc.	23,654	883,240
Roper Industries, Inc.	14,414	821,021
SunPower Corp., Class A*^	6,533	463,386
SunPower Corp., Class B*	6,308	435,540

		11,063,952

Industrial Conglomerates (0.7%)
3M Co.	113,105	7,726,203
Carlisle Cos., Inc.	1,196	35,844
McDermott International, Inc.*	36,495	932,447
Textron, Inc.	40,132	1,175,065
Tyco International Ltd.	40,276	1,410,465

		11,280,024

Machinery (1.6%)
AGCO Corp.*	10,773	459,038
Bucyrus International, Inc.	12,120	541,522
Caterpillar, Inc.	98,800	5,888,480
Cummins, Inc.	32,687	1,429,076
Danaher Corp.	28,823	2,000,316
Deere & Co.	69,248	3,427,776
Donaldson Co., Inc.^	12,588	527,563
Dover Corp.	26,687	1,082,158
Eaton Corp.	12,006	674,497
Flowserve Corp.	4,231	375,586
Graco, Inc.^	9,308	331,458
Harsco Corp.	13,638	507,197
IDEX Corp.	11,873	368,300
Illinois Tool Works, Inc.	3,709	164,865
Ingersoll-Rand Co., Ltd., Class A	8,435	262,919
ITT Corp.	22,171	1,232,929
John Bean Technologies Corp.*	4,484	56,767
Joy Global, Inc.	17,463	788,280
Kennametal, Inc.	2,458	66,661
Lincoln Electric Holdings, Inc.	4,741	304,894
Manitowoc Co., Inc.	19,963	310,425
Oshkosh Corp.	8,662	113,992
PACCAR, Inc.	58,709	2,242,097
Pall Corp.	19,790	680,578
Parker Hannifin Corp.	26,992	1,430,576
SPX Corp.	8,623	663,971
Timken Co.	300	8,505
Toro Co.	5,781	238,755
Valmont Industries, Inc.	2,918	$241,289

		26,420,470

Marine (0.0%)
Kirby Corp.*	8,291	314,560

Professional Services (0.2%)
Corporate Executive Board Co.	5,012	156,625
Dun & Bradstreet Corp.	6,381	602,111
Equifax, Inc.	10,581	364,516
FTI Consulting, Inc.*	8,099	585,072
Manpower, Inc.	994	42,901
Monster Worldwide, Inc.*	19,452	290,029
Robert Half International, Inc.	23,091	571,502

		2,612,756

Road & Rail (2.0%)
Burlington Northern Santa Fe Corp.	45,219	4,179,592
Con-way, Inc.	856	37,758
CSX Corp.	65,026	3,548,469
Hertz Global Holdings, Inc.*	1,400	10,598
J.B. Hunt Transport Services, Inc.	13,203	440,584
Kansas City Southern*	12,031	533,695
Landstar System, Inc.	8,557	377,021
Norfolk Southern Corp.	93,612	6,198,051
Ryder System, Inc.	2,764	171,368
Union Pacific Corp.	241,759	17,203,571

		32,700,707

Trading Companies & Distributors (0.2%)
Fastenal Co.^	20,803	1,027,460
GATX Corp.	936	37,038
MSC Industrial Direct Co., Class A	7,189	331,197
W.W. Grainger, Inc.	12,322	1,071,644
WESCO International, Inc.*	5,078	163,410

		2,630,749

Total Industrials		158,463,494

Information Technology (18.5%)
Communications Equipment (2.6%)
Brocade Communications Systems, Inc.*	6,085	35,415
Ciena Corp.*	13,559	136,675
Cisco Systems, Inc.*	948,386	21,395,588
CommScope, Inc.*	11,326	392,333
Corning, Inc.	253,037	3,957,499
EchoStar Corp., Class A*	260	6,266
F5 Networks, Inc.*	13,325	311,538
Harris Corp.	21,699	1,002,494
JDS Uniphase Corp.*	16,648	140,842
Juniper Networks, Inc.*	84,429	1,778,919
QUALCOMM, Inc.	309,222	13,287,269

		42,444,838

Computers & Peripherals (5.1%)
Apple, Inc.*	245,737	27,930,467
Dell, Inc.*	291,666	4,806,656
Diebold, Inc.	8,469	280,409
EMC Corp.*	231,921	2,773,775
Hewlett-Packard Co.	395,813	18,302,393
International Business Machines Corp.	220,505	25,790,265
NCR Corp.*	24,388	537,755
NetApp, Inc.*	55,345	1,008,939
SanDisk Corp.*	6,884	134,582
Seagate Technology	37,947	459,918
Teradata Corp.*	13,538	263,991

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Western Digital Corp.*	35,719	$761,529

		83,050,679

Electronic Equipment, Instruments & Components (0.4%)
Agilent Technologies, Inc.*	58,715	1,741,487
Amphenol Corp., Class A	28,235	1,133,353
Arrow Electronics, Inc.*	1,389	36,420
Avnet, Inc.*	10,142	249,798
AVX Corp.	300	3,057
Dolby Laboratories, Inc., Class A*^	8,211	288,945
Flir Systems, Inc.*	22,138	850,542
Itron, Inc.*	5,517	488,420
Jabil Circuit, Inc.	15,669	149,482
Mettler-Toledo International, Inc.*	5,612	549,976
Molex, Inc.	5,666	127,202
National Instruments Corp.	8,726	262,216
Tech Data Corp.*	1,337	39,909
Trimble Navigation Ltd.*	19,611	507,140

		6,427,947

Internet Software & Services (1.6%)
Akamai Technologies, Inc.*	27,266	475,519
eBay, Inc.*	178,296	3,990,264
Equinix, Inc.*	5,308	368,694
Google, Inc., Class A*	38,025	15,229,773
IAC/InterActiveCorp*	900	15,570
Sohu.com, Inc.*	4,367	243,460
VeriSign, Inc.*	31,398	818,860
WebMD Health Corp., Class A*^	906	26,944
Yahoo!, Inc.*	221,416	3,830,497

		24,999,581

IT Services (2.6%)
Accenture Ltd., Class A	95,959	3,646,442
Affiliated Computer Services, Inc., Class A*	4,057	205,406
Alliance Data Systems Corp.*	10,860	688,307
Automatic Data Processing, Inc.	83,300	3,561,075
Broadridge Financial Solutions, Inc.	21,508	331,008
Cognizant Technology Solutions Corp., Class A*	46,534	1,062,371
DST Systems, Inc.*^	5,899	330,285
Fidelity National Information Services, Inc.	6,902	127,411
Fiserv, Inc.*	26,389	1,248,728
Genpact Ltd.*	9,131	94,871
Global Payments, Inc.	12,847	576,316
Hewitt Associates, Inc., Class A*	15,729	573,165
Lender Processing Services, Inc.	3,311	101,052
Mastercard, Inc., Class A	53,867	9,552,235
Metavante Technologies, Inc.*	14,614	281,466
NeuStar, Inc., Class A*	12,653	251,668
Paychex, Inc.	52,049	1,719,178
SAIC, Inc.*	5,148	104,144
Total System Services, Inc.	26,468	434,075
Unisys Corp.*	25,648	70,532
Visa, Inc., Class A	221,038	13,569,523
Western Union Co.	118,927	2,933,929

		41,463,187

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	9,356	260,565

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*^	12,281	64,475
Altera Corp.	48,294	998,720
Analog Devices, Inc.	46,706	1,230,703
Applied Materials, Inc.	217,518	$3,291,047
Atmel Corp.*	46,754	158,496
Broadcom Corp., Class A*	82,722	1,541,111
Cree, Inc.*^	5,776	131,577
Cypress Semiconductor Corp.*	24,344	127,076
Integrated Device Technology, Inc.*	12,172	94,698
Intel Corp.	794,624	14,883,308
International Rectifier Corp.*^	1,838	34,959
Intersil Corp., Class A	6,283	104,172
KLA-Tencor Corp.	25,662	812,202
Lam Research Corp.*	18,469	581,589
Linear Technology Corp.	35,730	1,095,482
LSI Corp.*	78,233	419,329
Marvell Technology Group Ltd.*	78,258	727,799
MEMC Electronic Materials, Inc.*	36,687	1,036,775
Microchip Technology, Inc.	29,811	877,338
Micron Technology, Inc.*	15,194	61,536
National Semiconductor Corp.	37,034	637,355
Novellus Systems, Inc.*	5,032	98,828
NVIDIA Corp.*	89,385	957,313
ON Semiconductor Corp.*	64,300	434,668
Rambus, Inc.*	17,073	219,388
Silicon Laboratories, Inc.*	7,948	244,004
Teradyne, Inc.*	16,811	131,294
Texas Instruments, Inc.	212,488	4,568,492
Varian Semiconductor Equipment Associates, Inc.*	12,056	302,847
Xilinx, Inc.	44,978	1,054,734

		36,921,315

Software (3.9%)
Activision Blizzard, Inc.*	95,512	1,473,750
Adobe Systems, Inc.*	85,464	3,373,264
Amdocs Ltd.*	12,751	349,123
ANSYS, Inc.*^	13,691	518,478
Autodesk, Inc.*	35,972	1,206,861
BMC Software, Inc.*	30,783	881,317
CA, Inc.	29,300	584,828
Citrix Systems, Inc.*	29,606	747,848
Compuware Corp.*	25,052	242,754
Electronic Arts, Inc.*	51,208	1,894,184
FactSet Research Systems, Inc.^	6,557	342,603
Intuit, Inc.*	51,643	1,632,435
McAfee, Inc.*	21,910	744,064
Microsoft Corp.	1,288,823	34,398,686
Novell, Inc.*	26,230	134,822
Nuance Communications, Inc.*^	30,079	366,663
Oracle Corp.*	625,346	12,700,777
Red Hat, Inc.*	30,852	464,940
Salesforce.com, Inc.*	16,953	820,525
VMware, Inc., Class A*^	6,077	161,891

		63,039,813

Total Information Technology		298,607,925

Materials (3.8%)
Chemicals (3.0%)
Air Products & Chemicals, Inc.	134,367	9,202,796
Airgas, Inc.	13,368	663,721
Albemarle Corp.	14,811	456,771
Celanese Corp., Class A	21,217	592,167
CF Industries Holdings, Inc.	9,090	831,371
Chemtura Corp.	1,000	4,560
Ecolab, Inc.	28,083	1,362,587
FMC Corp.	4,457	229,045

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Huntsman Corp.	1,400	$17,640
International Flavors & Fragrances, Inc.	13,010	513,375
Intrepid Potash, Inc.*	3,101	93,464
Monsanto Co.	185,172	18,328,325
Mosaic Co.	24,979	1,699,072
Nalco Holding Co.	21,227	393,549
PPG Industries, Inc.	2,956	172,394
Praxair, Inc.	166,711	11,959,847
Rohm & Haas Co.	18,021	1,261,470
Scotts Miracle-Gro Co., Class A	5,335	126,119
Sigma-Aldrich Corp.	10,972	575,152
Terra Industries, Inc.	14,813	435,502
Valhi, Inc.^	200	3,600

		48,922,527

Construction Materials (0.1%)
Eagle Materials, Inc.	6,394	143,034
Martin Marietta Materials, Inc.^	6,175	691,476

		834,510

Containers & Packaging (0.1%)
AptarGroup, Inc.^	1,917	74,974
Ball Corp.	2,052	81,034
Crown Holdings, Inc.*	25,924	575,772
Greif, Inc., Class A	5,119	335,909
Owens-Illinois, Inc.*	7,772	228,497
Packaging Corp. of America	3,408	78,997

		1,375,183

Metals & Mining (0.6%)
AK Steel Holding Corp.	18,146	470,344
Alcoa, Inc.	101,822	2,299,141
Allegheny Technologies, Inc.^	16,368	483,674
Carpenter Technology Corp.	200	5,130
Century Aluminum Co.*	2,588	71,662
Cleveland-Cliffs, Inc.	17,202	910,674
Newmont Mining Corp.	70,168	2,719,712
Nucor Corp.	10,904	430,708
Schnitzer Steel Industries, Inc., Class A	200	7,848
Southern Copper Corp.	35,491	677,168
Steel Dynamics, Inc.	7,523	128,568
Titanium Metals Corp.^	1,200	13,608
United States Steel Corp.	17,941	1,392,401

		9,610,638

Total Materials		60,742,858

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.1%)
Embarq Corp.	11,995	486,397
Frontier Communications Corp.	11,855	136,333
Level 3 Communications, Inc.*^	250,500	676,350
Qwest Communications International, Inc.	121,066	391,043
Windstream Corp.	36,071	394,617

		2,084,740

Wireless Telecommunication Services (0.5%)
American Tower Corp., Class A*	63,759	2,293,411
China Mobile Ltd. (ADR)	57,896	2,899,432
Clearwire Corp., Class A*^	8,941	106,219
Crown Castle International Corp.*	8,988	260,383
Leap Wireless International, Inc.*	400	15,240
MetroPCS Communications, Inc.*	39,365	550,716
NII Holdings, Inc.*	26,998	1,023,764
SBA Communications Corp., Class A*^	17,605	$455,441
Telephone & Data Systems, Inc.	7,208	257,686
U.S. Cellular Corp.*	1,013	47,530

		7,909,822

Total Telecommunication Services		9,994,562

Utilities (1.0%)
Electric Utilities (0.5%)
Allegheny Energy, Inc.	27,069	995,327
DPL, Inc.	1,560	38,688
Entergy Corp.	21,804	1,940,774
Exelon Corp.	52,707	3,300,512
PPL Corp.	59,975	2,220,275
Sierra Pacific Resources	10,313	98,799

		8,594,375

Gas Utilities (0.1%)
Energen Corp.	2,009	90,968
Equitable Resources, Inc.	21,102	774,021
Questar Corp.	10,632	435,061

		1,300,050

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	108,140	1,264,157
Calpine Corp.*	57,101	742,313
Constellation Energy Group, Inc.	26,348	640,256
Mirant Corp.*	18,208	333,024
NRG Energy, Inc.*	14,422	356,945

		3,336,695

Multi-Utilities (0.2%)
CenterPoint Energy, Inc.	33,595	489,479
Public Service Enterprise Group, Inc.	81,733	2,680,025

		3,169,504

Total Utilities		16,400,624

Total Common Stocks (72.2%) (Cost $1,263,366,265)		1,166,452,047

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(8.9%)
iShares Morningstar Large Core Index Fund	36,820	2,479,091
iShares Morningstar Large Growth Index Fund^	1,041,230	58,381,766
iShares NYSE 100 Index Fund	4,800	292,560
iShares Russell 1000 Growth Index Fund	1,012,870	49,174,838
iShares Russell 1000 Index Fund	3,730	237,079
iShares S&P 100 Index Fund	5,840	309,754
iShares S&P 500 Growth Index Fund	573,770	32,578,660
iShares S&P 500 Index Fund	2,940	345,450

Total Investment Companies (8.9%) (Cost $161,983,746)		143,799,198

	Number of Rights	Value (Note 1)
RIGHT:
Financials (0.0%)
Diversified Financial Services (0.0%)
Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 6/30/11* (Cost $ — )	1,900	1,235

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.0%)
U.S. Treasury Bills
0.28%, 12/18/08 #(p)	$1,525,000	$1,524,074

Short-Term Investment of Cash Collateral for Securities Loaned (1.0%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	15,403,880	15,403,880

Time Deposit (24.4%)
JPMorgan Chase Nassau
0.58%, 10/1/08	393,511,950	393,511,950

Total Short-Term Investments (25.4%) (Cost/Amortized Cost $410,438,876)		410,439,904

Total Investments (106.5%) (Cost/Amortized Cost $1,835,788,887)		1,720,692,384
Other Assets Less Liabilities (-6.5%)		(104,766,268)

Net Assets (100%)		$1,615,926,116

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

At September 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2008	Unrealized Depreciation
S&P 500 E-Mini Index	302	December-08	$17,755,104	$17,651,900	$(103,204)

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1- Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$1,310,252,480	$410,439,904	$—	$1,720,692,384
Other Investments*	—	—	—	—

Total	$1,310,252,480	$410,439,904	$—	$1,720,692,384

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	103,204	—	—	103,204

Total	$103,204	$—	$—	$103,204

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$907,658,202
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$322,969,144

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,512,632
Aggregate gross unrealized depreciation	(143,008,402)

Net unrealized depreciation	$(116,495,770)

Federal income tax cost of investments	$1,837,188,154

At September 30, 2008, the Portfolio had loaned securities with a total value of $15,698,435. This was secured by collateral of $15,403,880 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $644,603,300 of which $162,840,214 expires in the year 2009, $430,153,032 expires in the year 2010, and $51,610,054 expires in the year 2011.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.6%)
Internet & Catalog Retail (7.1%)
Amazon.com, Inc.*	127,700	$9,291,452

Leisure Equipment & Products (4.0%)
Eastman Kodak Co.	338,800	5,210,744

Media (3.6%)
Time Warner, Inc.	357,600	4,688,136

Multiline Retail (6.9%)
J.C. Penney Co., Inc.	76,000	2,533,840
Sears Holdings Corp.*^	69,200	6,470,200

		9,004,040

Total Consumer Discretionary		28,194,372

Financials (18.7%)
Capital Markets (3.0%)
Merrill Lynch & Co., Inc.	154,300	3,903,790

Consumer Finance (3.4%)
American Express Co.	8,400	297,612
Capital One Financial Corp.	80,700	4,115,700

		4,413,312

Diversified Financial Services (12.3%)
Bank of America Corp.	38,579	1,350,265
Citigroup, Inc.	359,800	7,379,498
JPMorgan Chase & Co.	129,300	6,038,310
NYSE Euronext, Inc.	34,200	1,339,956

		16,108,029

Total Financials		24,425,131

Health Care (13.7%)
Biotechnology (3.2%)
Amgen, Inc.*	70,200	4,160,754

Health Care Providers & Services (10.5%)
Aetna, Inc.	207,500	7,492,825
UnitedHealth Group, Inc.	242,600	6,159,614

		13,652,439

Total Health Care		17,813,193

Industrials (4.7%)
Industrial Conglomerates (4.7%)
3M Co.	3,400	232,254
General Electric Co.	231,200	5,895,600

Total Industrials		6,127,854

Information Technology (29.9%)
Communications Equipment (3.3%)
Cisco Systems, Inc.*	192,300	4,338,288

Computers & Peripherals (8.6%)
EMC Corp.*	33,900	405,444
Hewlett-Packard Co.	118,000	5,456,320
International Business Machines Corp.	45,900	5,368,464

		11,230,228

Internet Software & Services (10.8%)
eBay, Inc.*	262,700	5,879,226
Google, Inc., Class A*	9,250	3,704,810
Yahoo!, Inc.*	263,800	$4,563,740

		14,147,776

Semiconductors & Semiconductor Equipment (2.1%)
Texas Instruments, Inc.	126,700	2,724,050

Software (5.1%)
CA, Inc.	163,300	3,259,468
Electronic Arts, Inc.*	84,900	3,140,451
Microsoft Corp.	8,400	224,196

		6,624,115

Total Information Technology		39,064,457

Materials (0.6%)
Metals & Mining (0.6%)
Nucor Corp.	18,500	730,750

Total Materials		730,750

Utilities (6.1%)
Independent Power Producers & Energy Traders (6.1%)
AES Corp.*	682,600	7,979,594

Total Utilities		7,979,594

Total Common Stocks (95.3%) (Cost $158,662,978)		124,335,351

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (2.3%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$2,958,650	2,958,650

Time Deposit (4.8%)
JPMorgan Chase Nassau
0.58%, 10/1/08	6,253,717	6,253,717

Total Short-Term Investments (7.1%) (Amortized Cost $9,212,367)		9,212,367

Total Investments (102.4%) (Cost/Amortized Cost $167,875,345)		133,547,718
Other Assets Less Liabilities (-2.4%)		(3,152,492)

Net Assets (100%)		$130,395,226

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) .

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$124,335,351	$9,212,367	$—	$133,547,718
Other Investments*	—	—	—	—

Total	$124,335,351	$9,212,367	$—	$133,547,718

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$49,369,506
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$57,194,502

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,167,870
Aggregate gross unrealized depreciation	(41,867,304)

Net unrealized depreciation	$(34,699,434)

Federal income tax cost of investments	$168,247,152

At September 30, 2008, the Portfolio had loaned securities with a total value of $2,942,913. This was secured by collateral of $2,958,650 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (18.6%)
Asset-Backed Securities (7.1%)
Accredited Mortgage Loan Trust, Series 2007-1 A1
3.257%, 2/25/37(l)(b)	$3,959,631	$3,779,419
ACE Securities Corp., Series 2006-NC3 A2A
3.257%, 12/25/36(l)(b)	3,092,957	2,911,948
Bear Stearns Asset Backed Securities Trust, Series 2006-HE10 21A1
3.277%, 12/25/36(l)(b)	2,366,308	2,183,469
BNC Mortgage Loan Trust, Series 2007-3 A2
3.267%, 7/25/37(l)(b)	5,047,952	4,697,874
Carrington Mortgage Loan Trust, Series 2006-NC5 A1
3.257%, 1/25/37(l)(b)	2,689,744	2,567,578
Series 2007-RFC1 A1
3.257%, 12/25/36(l)(b)	3,874,600	3,615,281
Chase Issuance Trust, Series 2005-A12 A
2.498%, 2/15/11(l)	9,600,000	9,582,369
Countrywide Asset-Backed Certificates, Series 2006-19 2A1
3.267%, 3/25/37(l)(b)	514,221	500,213
Series 2006-22 2A1
3.257%, 5/25/47(l)(b)	2,433,054	2,341,685
Series 2006-25 2A1
3.277%, 6/25/37(l)(b)	3,414,494	3,286,944
Series 2006-26 2A1
3.287%, 6/25/37(l)(b)	2,085,125	1,996,845
Series 2007-6 2A1
3.307%, 9/25/37(l)(b)	4,331,700	4,059,644
Series 2007-7 2A1
3.287%, 10/25/37(l)(b)	3,918,900	3,737,919
Ford Credit Auto Owner Trust, Series 2006-A A3
5.050%, 3/15/10	3,205,201	3,205,575
Honda Auto Receivables Owner Trust, Series 2006-2 A3
5.300%, 7/21/10	2,947,189	2,956,570
Series 2007-2 A2
5.410%, 11/23/09	1,840,768	1,844,139
Morgan Stanley ABS Capital I, Series 2006-HE8 A2A
3.257%, 10/25/36(l)(b)	1,785,116	1,741,364
Series 2007-HE4 A2A
3.317%, 2/25/37(l)(b)	5,480,640	5,111,134
Series 2007-NC1 A2A
3.257%, 11/25/36(l)	2,430,325	2,350,512
Option One Mortgage Loan Trust, Series 2007-5 2A1
3.297%, 5/25/37(l)(b)	4,113,645	3,973,009
Residential Asset Mortgage Products, Inc., Series 2006-EFC2 A1
3.267%, 12/25/36(l)(b)	1,229,796	1,203,843
SLM Student Loan Trust, Series 2008-5 A1
3.600%, 10/25/13(l)	13,590,000	13,587,880
Structured Asset Securities Corp., Series 2006-BC6 A2
3.287%, 1/25/37(l)(b)	2,867,833	2,689,540
Series 2007-WF2 A2
3.907%, 8/25/37(l)	$5,937,463	$5,604,533
World Omni Auto Receivable Trust, Series 2006-A A3
5.010%, 10/15/10	1,533,410	1,536,255

		91,065,542

Non-Agency CMO (11.5%)
American Home Mortgage Assets, Series 2006-6 A1A
3.397%, 12/25/46(l)	2,946,030	1,788,383
Banc of America Commercial Mortgage, Inc., Series 2007-2 A4
5.867%, 4/10/49(l)	6,100,000	5,226,257
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8 14A1
5.471%, 11/25/34(l)	3,185,555	2,474,911
Series 2007-3 2A1
5.633%, 5/25/47(l)	4,267,284	3,531,470
Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17 A4
5.694%, 6/11/50(l)	5,175,000	4,408,192
Series 2007-PW18 A4
5.700%, 6/11/50	1,790,000	1,521,660
Citigroup Commercial Mortgage Trust, Series 2006-C4 A3
5.915%, 3/15/49(l)	5,000,000	4,522,301
Series 2006-C5 A4
5.431%, 10/15/49	1,415,000	1,238,564
Series 2008-C7 A4
6.299%, 12/10/49(l)	3,925,000	3,449,387
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5 A4
5.886%, 11/15/44(l)^	7,100,000	6,085,852
Countrywide Alternative Loan Trust, Series 2005-64CB 1A15
5.500%, 12/25/35	4,500,000	3,003,278
Series 2006-OA19 A1
3.368%, 2/20/47(l)	2,140,496	1,303,890
Series 2006-OA21 A1
3.378%, 3/20/47(l)	3,761,403	2,303,310
Series 2006-OC10 2A1
3.297%, 11/25/36(l)	2,067,908	1,837,177
Series 2006-OC11 2A1
3.307%, 1/25/37(l)	2,855,099	2,593,875
Series 2006-OC8 2A1A
3.297%, 11/25/36(l)	2,263,922	2,149,219
Deutsche Alt-A Securities, Inc., Series 2006-OA1 A1
3.407%, 2/25/47(l)	3,179,957	1,891,898
GSR Mortgage Loan Trust, Series 2006-OA1 2A1
3.397%, 8/25/46(l)	4,060,475	2,467,165
Harborview Mortgage Loan Trust, Series 2006-9 2A1A
3.240%, 11/19/36(l)	6,315,574	3,782,063
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8 A1A
4.158%, 1/12/39§	6,130,914	5,596,680

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LB Commercial Conduit Mortgage Trust, Series 1998-C4 A2
6.300%, 10/15/35	$1,488,607	$1,484,982
LB-UBS Commercial Mortgage Trust, Series 2005-C3 A5
4.739%, 7/15/30^	10,165,000	9,048,300
Series 2007-C1 A4
5.424%, 2/15/40	2,570,000	2,158,158
Series 2007-C1 AM
5.455%, 2/15/40	1,600,000	1,221,079
Series 2007-C2 A3
5.430%, 2/15/40	2,255,000	1,891,446
Series 2007-C7 A3
5.866%, 9/15/45(l)	6,820,000	5,844,211
Series 2008-C1 A2
6.317%, 4/15/41(l)	2,710,000	2,374,272
Morgan Stanley Capital I, Inc., Series 2007-HQ11 A4
5.447%, 2/12/44(l)	8,300,000	6,953,825
Series 2007-IQ13 A4
5.364%, 3/15/44	10,320,000	8,592,962
Series 2007-IQ15 A4
6.077%, 6/11/49(l)	7,675,000	6,642,648
Series 2007-IQ16 A4
5.809%, 12/12/49	457,500	389,739
Structured Asset Securities Corp., Series 2005-5 2A4
5.500%, 4/25/35	9,800,000	8,022,993
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4 A3
6.093%, 8/15/39(l)	10,380,000	9,539,572
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15 A4
4.803%, 10/15/41	7,975,000	7,142,890
Series 2005-C22 A4
5.440%, 12/15/44(l)	3,525,000	3,187,490
Series 2006-C25 A4
5.926%, 5/15/43(l)	3,925,000	3,524,509
Series 2007-C32 A3
5.929%, 6/15/49(l)	3,050,000	2,586,741
Series 2007-C33 A4
6.100%, 2/15/51(l)	3,100,000	2,667,181
Wells Fargo Mortgage Backed Securities Trust, Series 2007-8 2A2
6.000%, 7/25/37	1,805,000	1,458,589

		145,907,119

Total Asset-Backed and Mortgage-Backed Securities		236,972,661

Corporate Bonds (43.7%)
Consumer Discretionary (4.0%)
Media (3.8%)
Comcast Corp.
7.050%, 3/15/33	$3,500,000	3,139,052
6.950%, 8/15/37	8,975,000	7,655,253
COX Communications, Inc.
6.950%, 6/1/38§	3,750,000	3,336,071
Historic TW, Inc.
6.625%, 5/15/29	8,500,000	6,789,120
News America Holdings, Inc.
7.700%, 10/30/25	3,500,000	3,471,528
News America, Inc.
6.400%, 12/15/35	$4,975,000	$4,179,154
6.650%, 11/15/37	5,150,000	4,319,429
TCI Communications, Inc.
7.875%, 2/15/26	4,000,000	3,851,540
Time Warner Cable, Inc.
7.300%, 7/1/38	12,975,000	11,542,041

		48,283,188

Multiline Retail (0.2%)
Target Corp.
7.000%, 1/15/38	3,000,000	2,822,682

Total Consumer Discretionary		51,105,870

Consumer Staples (3.0%)
Food & Staples Retailing (1.7%)
CVS Caremark Corp.
6.250%, 6/1/27	6,880,000	6,194,387
Tesco plc
6.150%, 11/15/37§	5,150,000	4,228,670
Wal-Mart Stores, Inc.
5.250%, 9/1/35	1,900,000	1,518,737
6.500%, 8/15/37	6,575,000	6,169,086
6.200%, 4/15/38	3,900,000	3,557,580

		21,668,460

Food Products (0.8%)
Kraft Foods, Inc.
7.000%, 8/11/37	4,370,000	4,088,585
6.875%, 2/1/38	6,600,000	6,076,125

		10,164,710

Household Products (0.3%)
Kimberly Clark Corp.
6.625%, 8/1/37	2,475,000	2,476,282
Procter & Gamble Co.
5.550%, 3/5/37	1,200,000	1,115,922

		3,592,204

Tobacco (0.2%)
Philip Morris International, Inc.
6.375%, 5/16/38	2,625,000	2,309,037

Total Consumer Staples		37,734,411

Energy (4.1%)
Energy Equipment & Services (0.5%)
Halliburton Co.
8.750%, 2/15/21	2,800,000	3,401,852
Transocean, Inc.
6.800%, 3/15/38	3,600,000	3,303,018

		6,704,870

Oil, Gas & Consumable Fuels (3.6%)
Anadarko Finance Co. Series B
7.500%, 5/1/31	2,750,000	2,521,714
Anadarko Petroleum Corp.
6.450%, 9/15/36	6,500,000	5,096,312
Burlington Resources Finance Co.
7.400%, 12/1/31	2,475,000	2,610,821
Canadian Natural Resources Ltd.
6.250%, 3/15/38	1,200,000	925,476
6.750%, 2/1/39	3,725,000	3,071,076
Conoco Funding Co.
7.250%, 10/15/31	425,000	451,190

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36	$5,320,000	$4,805,827
ConocoPhillips Holding Co.
6.950%, 4/15/29	1,800,000	1,809,738
Devon Energy Corp.
7.950%, 4/15/32	3,450,000	3,550,540
EnCana Corp.
6.500%, 8/15/34	1,445,000	1,155,856
6.625%, 8/15/37	2,000,000	1,624,056
6.500%, 2/1/38	1,050,000	847,144
Nexen, Inc.
6.400%, 5/15/37	1,625,000	1,286,488
Petro-Canada
6.800%, 5/15/38	6,675,000	5,288,122
Suncor Energy, Inc.
6.500%, 6/15/38	1,100,000	919,226
Valero Energy Corp.
6.625%, 6/15/37	1,295,000	1,117,494
XTO Energy, Inc.
6.750%, 8/1/37	6,065,000	5,381,578
6.375%, 6/15/38	3,450,000	2,816,904

		45,279,562

Total Energy		51,984,432

Financials (13.2%)
Capital Markets (1.1%)
Goldman Sachs Group, Inc.
6.750%, 10/1/37	7,100,000	4,739,889
Lehman Brothers Holdings, Inc.
0.000%, 9/15/22(h)	1,550,000	193,750
7.000%, 9/27/27(h)	3,150,000	393,750
6.875%, 7/17/37(h)	7,330,000	9,162
Morgan Stanley
5.550%, 4/27/17	4,500,000	2,789,685
5.950%, 12/28/17	5,405,000	3,385,941
6.250%, 8/9/26	4,500,000	2,750,936

		14,263,113

Commercial Banks (3.2%)
Barclays Bank plc
5.926%, 9/29/49(l)§	1,880,000	1,307,388
7.434%, 9/29/49(l)§	4,950,000	4,030,859
Depfa ACS Bank
5.125%, 3/16/37§	9,625,000	9,124,500
First Union National Bank of Florida
6.180%, 2/15/36	5,000,000	3,445,270
FleetBoston Financial Corp.
6.875%, 1/15/28	750,000	692,357
HSBC Holdings plc
7.625%, 5/17/32	1,000,000	886,814
6.500%, 5/2/36	2,500,000	2,070,642
RBS Capital Trust IV
4.562%, 12/31/49(l)	1,250,000	932,742
Royal Bank of Scotland Group plc
6.990%, 10/29/49(l)§	3,250,000	2,422,066
UBS AG/Connecticut
5.875%, 12/20/17	5,775,000	5,127,755
UBS AG/New York
7.750%, 9/1/26	2,000,000	1,923,418
Wachovia Bank N.A./North Carolina
6.600%, 1/15/38	10,650,000	6,309,561
Wachovia Corp.
7.980%, 2/28/49(l)	5,625,000	2,350,913

		40,624,285

Consumer Finance (0.2%)
SLM Corp.
3.000%, 1/26/09(l)	$2,365,000	$2,199,542
3.100%, 1/27/14(l)	1,575,000	898,544

		3,098,086

Diversified Financial Services (5.9%)
Bank of America Corp.
6.000%, 9/1/17	2,935,000	2,531,746
5.750%, 12/1/17	12,345,000	10,468,412
8.000%, 12/29/49(l)	4,900,000	3,880,148
Bank of America N.A.
5.300%, 3/15/17	5,275,000	4,381,937
6.100%, 6/15/17	3,650,000	3,224,750
General Electric Capital Corp.
6.150%, 8/7/37	15,000,000	11,484,600
5.875%, 1/14/38	20,325,000	14,984,606
JP Morgan Chase Capital XXII
6.450%, 2/2/37	925,000	670,202
JP Morgan Chase Capital XXV
6.800%, 10/1/37	13,340,000	10,225,830
JPMorgan Chase & Co.
7.900%, 4/29/49	7,350,000	6,187,818
TIAA Global Markets, Inc.
5.125%, 10/10/12§	5,000,000	5,091,560
ZFS Finance USA Trust I
6.500%, 5/9/37(l)§	2,775,000	1,859,250

		74,990,859

Insurance (2.8%)
Allstate Corp.
6.500%, 5/15/57(l)^	8,575,000	5,379,295
American International Group, Inc.
8.175%, 5/15/58(l)§	5,860,000	938,737
Chubb Corp.
6.000%, 5/11/37	3,275,000	2,749,474
6.500%, 5/15/38	3,800,000	3,437,153
Lincoln National Corp.
6.300%, 10/9/37	1,250,000	1,048,079
6.050%, 4/20/67(l)	4,420,000	2,917,200
MetLife, Inc.
5.700%, 6/15/35	4,000,000	3,146,844
6.400%, 12/15/36	4,115,000	2,565,439
Progressive Corp.
6.700%, 6/15/37(l)	1,600,000	1,303,622
Prudential Financial, Inc.
5.900%, 3/17/36	3,000,000	2,309,127
5.700%, 12/14/36	1,125,000	830,932
6.625%, 12/1/37	4,280,000	3,593,450
Travelers Cos., Inc.
6.250%, 3/15/37(l)	3,950,000	3,038,079
6.250%, 6/15/37	2,450,000	2,123,993

		35,381,424

Total Financials		168,357,767

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (4.3%)
Health Care Equipment & Supplies (0.6%)
Covidien International Finance S.A.
6.550%, 10/15/37	$7,450,000	$7,162,393

Health Care Providers & Services (0.1%)
UnitedHealth Group, Inc.
5.800%, 3/15/36	2,225,000	1,688,003

Pharmaceuticals (3.6%)
Abbott Laboratories
6.150%, 11/30/37	5,200,000	4,866,498
Bristol-Myers Squibb Co.
5.875%, 11/15/36	3,660,000	3,225,364
6.125%, 5/1/38	3,650,000	3,316,131
Eli Lilly & Co.
5.550%, 3/15/37	7,785,000	7,117,475
GlaxoSmithKline Capital, Inc.
6.375%, 5/15/38	6,425,000	6,031,739
Schering-Plough Corp.
6.550%, 9/15/37	6,700,000	6,136,597
Teva Pharmaceutical Finance LLC
6.150%, 2/1/36	5,625,000	4,923,900
Wyeth
6.000%, 2/15/36	7,330,000	6,828,085
5.950%, 4/1/37	3,225,000	2,907,895

		45,353,684

Total Health Care		54,204,080

Industrials (1.7%)
Aerospace & Defense (0.8%)
Honeywell International, Inc.
6.625%, 6/15/28	1,020,000	1,006,084
5.700%, 3/15/37	2,010,000	1,733,281
United Technologies Corp.
6.700%, 8/1/28	1,725,000	1,835,714
6.050%, 6/1/36	1,300,000	1,211,575
6.125%, 7/15/38	4,500,000	4,347,752

		10,134,406

Air Freight & Logistics (0.9%)
United Parcel Service, Inc.
6.200%, 1/15/38	13,000,000	12,090,715

Total Industrials		22,225,121

Information Technology (2.4%)
Communications Equipment (0.4%)
Rogers Communications, Inc.
7.500%, 8/15/38	4,850,000	4,833,292

Computers & Peripherals (1.1%)
International Business Machines Corp.
5.700%, 9/14/17	14,950,000	14,481,736

Software (0.9%)
Oracle Corp.
5.750%, 4/15/18	8,575,000	7,961,930
6.500%, 4/15/38	4,250,000	3,863,845

		11,825,775

Total Information Technology		31,140,803

Materials (0.9%)
Chemicals (0.4%)
Monsanto Co.
5.125%, 4/15/18	$4,675,000	$4,446,276

Metals & Mining (0.5%)
Alcoa, Inc.
5.870%, 2/23/22	1,425,000	1,227,491
Teck Cominco Ltd.
6.125%, 10/1/35	3,500,000	2,640,669
Xstrata Canada Corp.
6.200%, 6/15/35	3,500,000	2,664,431

		6,532,591

Total Materials		10,978,867

Telecommunication Services (5.3%)
Diversified Telecommunication Services (4.4%)
AT&T Corp.
8.000%, 11/15/31	3,000,000	3,038,250
AT&T, Inc.
6.800%, 5/15/36	3,025,000	2,665,842
6.500%, 9/1/37	11,875,000	10,101,825
6.300%, 1/15/38	6,925,000	5,735,285
6.400%, 5/15/38	5,375,000	4,510,808
Embarq Corp.
7.995%, 6/1/36	3,100,000	2,216,841
Sprint Capital Corp.
6.875%, 11/15/28	2,000,000	1,340,000
Telecom Italia Capital S.A.
6.000%, 9/30/34	4,500,000	3,152,790
Telefonica Emisiones S.A.U.
7.045%, 6/20/36	6,900,000	6,240,705
Verizon Communications, Inc.
6.250%, 4/1/37	2,075,000	1,709,646
6.400%, 2/15/38	12,200,000	10,182,364
6.900%, 4/15/38	2,525,000	2,238,210
Verizon Global Funding Corp.
7.750%, 12/1/30	3,500,000	3,306,394

		56,438,960

Wireless Telecommunication Services (0.9%)
Vodafone Group plc
7.875%, 2/15/30	2,500,000	2,418,800
6.150%, 2/27/37	11,425,000	9,175,532

		11,594,332

Total Telecommunication Services		68,033,292

Utilities (4.8%)
Electric Utilities (4.4%)
Duke Energy Carolinas LLC
6.100%, 6/1/37	1,085,000	958,977
6.000%, 1/15/38	2,800,000	2,517,368
E. ON International Finance B.V.
6.650%, 4/30/38§	5,775,000	5,609,055
EDP Finance B.V.
6.000%, 2/2/18§	3,575,000	3,420,939
Florida Power & Light Co.
5.400%, 9/1/35	2,500,000	2,152,975
5.950%, 2/1/38	6,000,000	5,570,940
Florida Power Corp.
6.350%, 9/15/37	4,750,000	4,464,857
6.400%, 6/15/38	4,575,000	4,332,205
MidAmerican Energy Co.
5.800%, 10/15/36	1,550,000	1,274,441

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
MidAmerican Energy Holdings Co.
5.950%, 5/15/37	$3,950,000	$3,233,352
6.500%, 9/15/37^	5,625,000	4,935,150
PacifiCorp
6.250%, 10/15/37	1,800,000	1,633,662
Public Service Co. of Colorado
6.250%, 9/1/37	3,550,000	3,263,196
Southern California Edison Co.
5.350%, 7/15/35	2,125,000	1,781,855
5.625%, 2/1/36	1,750,000	1,525,613
5.950%, 2/1/38	3,650,000	3,322,668
Tampa Electric Co.
6.150%, 5/15/37	1,825,000	1,509,074
Toledo Edison Co.
6.150%, 5/15/37	1,475,000	1,200,889
Virginia Electric & Power Co. Series A
6.000%, 5/15/37	3,700,000	3,205,066

		55,912,282

Multi-Utilities (0.4%)
Dominion Resources, Inc. Series B
5.950%, 6/15/35	2,000,000	1,654,580
Energy East Corp.
6.750%, 7/15/36	3,500,000	3,121,300

		4,775,880

Total Utilities		60,688,162

Total Corporate Bonds		556,452,805

Government Securities (47.8%)
Agency CMO (3.8%)
Federal Home Loan Mortgage Corp.
5.000%, 4/15/27	7,532,764	7,577,561
5.013%, 1/15/33 IO(l)	1,585,000	230,464
4.713%, 8/15/35 IO(l)	1,409,526	155,677
5.500%, 12/15/35	5,430,000	5,155,870
5.000%, 1/15/36	15,652,162	13,519,140
4.613%, 8/15/36 IO(l)	7,644,903	700,911
5.500%, 7/15/37	6,456,260	6,152,556
Federal National Mortgage Association
5.500%, 5/25/35	13,212,000	12,710,318
5.000%, 7/1/36 IO	8,779,433	1,723,810

		47,926,307

Foreign Government (0.1%)
Province of British Columbia
7.250%, 9/1/36	1,000,000	1,344,390

U.S. Government Agencies (13.3%)
Federal Farm Credit Bank
6.890%, 9/12/25	10,750,000	12,929,917
Federal Home Loan Bank
5.375%, 9/30/22	23,000,000	23,720,590
5.250%, 12/9/22	2,850,000	2,903,030
5.365%, 9/9/24	4,575,000	4,706,609
Federal Home Loan Mortgage Corp.
5.750%, 6/27/16	7,225,000	7,165,112
Federal National Mortgage Association (Zero Coupon), 10/9/19	27,165,000	13,598,256
6.625%, 11/15/30^	22,750,000	27,455,132
5.000%, 2/1/36	14,358,972	14,014,003
6.000%, 3/1/38	375,004	380,206
5.500%, 10/25/38 TBA	$63,300,000	$63,122,001

		169,994,856

U.S. Treasuries (30.6%)
U.S. Treasury Bonds
0.000%, 8/15/21 IO STRIPS^	23,525,000	13,028,145
6.250%, 8/15/23^	106,611,000	128,008,147
2.375%, 1/15/27 TIPS^	11,753,385	11,366,805
6.625%, 2/15/27	11,595,000	14,770,940
0.000%, 11/15/27 PO STRIPS^	115,925,000	48,384,197
6.125%, 11/15/27	5,580,000	6,792,779
1.750%, 1/15/28 TIPS	19,690,669	17,178,572
4.375%, 2/15/38^	128,155,000	129,786,926
4.500%, 5/15/38	19,575,000	20,208,134

		389,524,645

Total Government Securities		608,790,198

Total Long-Term Debt Securities (110.1%) (Cost $1,540,604,235)		1,402,215,664

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.1%)
Capital Markets (0.1%)
Citigroup, Inc. Series AA
8.125%
(Cost $2,237,500)	89,500	1,476,750

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (13.6%)
Bancaja U.S. Debt S.A.U.
2.92%, 10/1/08 (l)	$3,300,615	3,300,615
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	7,000,000	7,000,000
Bank of Montreal/Chicago
2.83%, 3/12/09 (l)	7,000,000	7,000,000
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	86,597,270	86,597,270
Barton Capital Corp.
6.25%, 10/1/08	4,999,132	4,999,132
BBVA Senior Finance S.A.
2.87%, 3/12/10 (l)	6,000,000	6,000,000
Beta Finance, Inc.
2.13%, 2/17/09 (l)	4,999,105	4,999,105
Comerica Bank
3.07%, 6/19/09 (l)	5,000,348	5,000,348
Gemini Securitization Corp.
6.50%, 10/1/08	4,999,097	4,999,097
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	10,000,000	10,000,000
Liberty Street Funding Co.
7.25%, 10/1/08	5,998,792	5,998,792
Market Street Funding Corp.
7.50%, 10/1/08	4,998,958	4,998,958
Monumental Global Funding II
2.15%, 3/26/10 (l)	3,000,000	3,000,000
Newport Funding Corp.
6.50%, 10/1/08	6,998,736	6,998,736
Pricoa Global Funding I
2.16%, 12/15/09 (l)	2,000,000	2,000,000

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	$4,000,000	$4,000,000
Ticonderoga Funding LLC
6.50%, 10/1/08	5,998,917	5,998,917

Total Short-Term Investments of Cash Collateral for Securities Loaned		172,890,970

Time Deposit (0.1%)
JPMorgan Chase Nassau
0.58%, 10/1/08	886,837	886,837

Total Short-Term Investments (13.7%) (Amortized Cost $173,777,807)		173,777,807

Total Investments Before Securities Sold Short (123.9%) (Cost/Amortized Cost $1,716,619,542)		1,577,470,221

SECURITIES SOLD SHORT:
U.S. Government Agency (-1.1%)
Federal National Mortgage Association
5.000%, 10/25/38 TBA	$(14,300,000)	$(13,933,562)
6.000%, 10/25/38 TBA	(300,000)	(303,844)

Total Securities Sold Short (-1.1%) (Proceeds Received $14,485,719)		(14,237,406)

Total Investments after Securities Sold Short (122.8%) (Cost/Amortized Cost $1,702,133,823)		1,563,232,815
Other Assets Less Liabilities (-22.8%)		(290,019,525)

Net Assets (100%)		$1,273,213,290

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2008, the market value of these securities amounted to $46,965,775 or 3.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

IO — Interest Only

PO — Principal Only

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Security is subject to delayed delivery.

TIPS — Treasury Inflation Protected Security

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$1,476,750	$1,575,993,471	$—	$1,577,470,221
Other Investments*	—	—	—	—

Total	$1,476,750	$1,575,993,471	$—	$1,577,470,221

Liabilities
Investments in Securities	$—	$14,237,406	$—	$14,237,406
Other Investments*	—	—	—	—

Total	$—	$14,237,406	$—	$14,237,406

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$7,062,516	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(7,062,516)	—

Balance as of 9/30/08	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$332,106,386
Long-term U.S. Treasury securities	2,672,108,161

$3,004,214,547

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$167,164,757
Long-term U.S. Treasury securities	2,738,091,474

$2,905,256,231

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,551,762
Aggregate gross unrealized depreciation	(148,639,506)

Net unrealized depreciation	$(145,087,744)

Federal income tax cost of investments	$1,722,557,965

At September 30, 2008, the Portfolio had loaned securities with a total value of $181,814,418. This was secured by collateral of $172,890,970 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $16,687,039 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $4,444,480 which expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Automobiles (0.5%)
Harley-Davidson, Inc.	24,610	$917,953

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	5,200	183,820
Starbucks Corp.*	22,500	334,575

		518,395

Internet & Catalog Retail (0.6%)
HSN, Inc.*	60,006	660,666
Ticketmaster, Inc.*	37,406	401,367

		1,062,033

Media (1.3%)
Comcast Corp., Class A	58,520	1,148,748
Time Warner, Inc.	80,250	1,052,077

		2,200,825

Multiline Retail (2.4%)
J.C. Penney Co., Inc.	41,360	1,378,942
Kohl’s Corp.*	38,310	1,765,325
Target Corp.	22,350	1,096,268

		4,240,535

Specialty Retail (4.0%)
Best Buy Co., Inc.	38,470	1,442,625
Home Depot, Inc.	114,200	2,956,638
J. Crew Group, Inc.*^	70,220	2,006,185
Staples, Inc.	26,130	587,925

		6,993,373

Total Consumer Discretionary		15,933,114

Consumer Staples (13.5%)
Beverages (2.4%)
Coca-Cola Enterprises, Inc.	253,208	4,246,298

Food & Staples Retailing (5.4%)
Kroger Co.	163,286	4,487,099
SYSCO Corp.	19,950	615,059
Wal-Mart Stores, Inc.	72,746	4,356,758

		9,458,916

Food Products (5.1%)
Archer-Daniels-Midland Co.	167,860	3,677,812
General Mills, Inc.	19,890	1,366,841
Kraft Foods, Inc., Class A	121,189	3,968,940

		9,013,593

Household Products (0.4%)
Clorox Co.	6,930	434,442
Colgate-Palmolive Co.	2,380	179,333

		613,775

Tobacco (0.2%)
Altria Group, Inc.	17,330	343,827

Total Consumer Staples		23,676,409

Energy (6.3%)
Energy Equipment & Services (1.5%)
Halliburton Co.	49,800	1,613,022
Schlumberger Ltd.	12,709	992,446

		2,605,468

Oil, Gas & Consumable Fuels (4.8%)
Chevron Corp.	18,600	1,534,128
Devon Energy Corp.	8,290	756,048
El Paso Corp.	51,860	661,733
EOG Resources, Inc.	4,710	$421,357
Exxon Mobil Corp.	57,146	4,437,958
XTO Energy, Inc.	15,030	699,196

		8,510,420

Total Energy		11,115,888

Financials (36.7%)
Capital Markets (13.9%)
Bank of New York Mellon Corp.	211,077	6,876,888
Charles Schwab Corp.	96,940	2,520,440
Franklin Resources, Inc.	27,390	2,413,881
Goldman Sachs Group, Inc.	19,280	2,467,840
Merrill Lynch & Co., Inc.	298,480	7,551,544
Morgan Stanley	35,620	819,260
T. Rowe Price Group, Inc.	32,990	1,771,893
TD Ameritrade Holding Corp.*	2,090	33,858

		24,455,604

Commercial Banks (10.8%)
BB&T Corp.	45,660	1,725,948
Fifth Third Bancorp	105,670	1,257,473
M&T Bank Corp.	21,070	1,880,498
PNC Financial Services Group, Inc.	57,900	4,325,130
Regions Financial Corp.	27,560	264,576
SunTrust Banks, Inc.	42,384	1,906,856
Wells Fargo & Co.	201,900	7,577,307

		18,937,788

Consumer Finance (1.6%)
Capital One Financial Corp.	55,180	2,814,180

Diversified Financial Services (6.8%)
Citigroup, Inc.	45,110	925,206
JPMorgan Chase & Co.	232,293	10,848,083
Moody’s Corp.^	3,110	105,740

		11,879,029

Insurance (3.0%)
ACE Ltd.	12,810	693,406
Aon Corp.	82,020	3,687,619
MetLife, Inc.	16,308	913,248

		5,294,273

Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	81,600	1,097,520

Total Financials		64,478,394

Health Care (10.9%)
Biotechnology (2.4%)
Amgen, Inc.*	49,800	2,951,646
Genzyme Corp.*	9,770	790,295
Gilead Sciences, Inc.*	9,770	445,317

		4,187,258

Health Care Equipment & Supplies (3.2%)
Boston Scientific Corp.*	317,630	3,897,320
Covidien Ltd.	33,380	1,794,509

		5,691,829

Health Care Providers & Services (0.1%)
CIGNA Corp.	3,170	107,717

Pharmaceuticals (5.2%)
Abbott Laboratories, Inc.	75,727	4,360,361
Allergan, Inc.	3,300	169,950
Bristol-Myers Squibb Co.	22,260	464,121

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Eli Lilly & Co.	24,550	$1,080,936
Teva Pharmaceutical Industries Ltd. (ADR)	65,860	3,015,729

		9,091,097

Total Health Care		19,077,901

Industrials (9.4%)
Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	10,460	657,829

Airlines (1.1%)
Delta Air Lines, Inc.*^	254,730	1,897,739

Building Products (0.4%)
Masco Corp.	42,930	770,164

Commercial Services & Supplies (0.8%)
Waste Management, Inc.	45,306	1,426,686

Electrical Equipment (0.4%)
Emerson Electric Co.	15,542	633,958

Industrial Conglomerates (3.5%)
General Electric Co.	241,579	6,160,264

Machinery (1.5%)
Eaton Corp.	47,316	2,658,213

Road & Rail (1.3%)
Hertz Global Holdings, Inc.*	299,280	2,265,550

Total Industrials		16,470,403

Information Technology (9.2%)
Communications Equipment (1.1%)
QUALCOMM, Inc.	43,950	1,888,532

Computers & Peripherals (1.2%)
Hewlett-Packard Co.	45,340	2,096,522

Electronic Equipment, Instruments & Components (0.1%)
Avnet, Inc.*	7,480	184,232

Internet Software & Services (0.9%)
IAC/InterActiveCorp*	93,517	1,617,844

IT Services (1.2%)
Western Union Co.	87,010	2,146,537

Semiconductors & Semiconductor Equipment (0.4%)
Intel Corp.	35,410	663,229

Software (4.3%)
Adobe Systems, Inc.*	25,620	1,011,221
Microsoft Corp.	127,340	3,398,705
Oracle Corp.*	150,420	3,055,030

		7,464,956

Total Information Technology		16,061,852

Materials (1.5%)
Chemicals (1.1%)
E.I. du Pont de Nemours & Co.	16,960	683,488
PPG Industries, Inc.	17,400	1,014,768
Praxair, Inc.	2,910	$208,763

		1,907,019

Metals & Mining (0.4%)
BHP Billiton Ltd. (ADR)	3,020	157,010
Freeport-McMoRan Copper & Gold, Inc.	10,240	582,144

		739,154

Total Materials		2,646,173

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	89,747	2,505,736

Total Telecommunication Services		2,505,736

Utilities (0.4%)
Electric Utilities (0.4%)
Progress Energy, Inc.	15,066	649,796

Total Utilities		649,796

Total Common Stocks (98.4%) (Cost $188,978,845)		172,615,666

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (0.7%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$1,306,871	1,306,871

Time Deposit (1.8%)
JPMorgan Chase Nassau
0.58%, 10/1/08	3,152,068	3,152,068

Total Short-Term Investments (2.5%) (Amortized Cost $4,458,939)		4,458,939

Total Investments (100.9%) (Cost/Amortized Cost $193,437,784)		177,074,605
Other Assets Less Liabilities (-0.9%)		(1,499,060)

Net Assets (100%)		$175,575,545

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$172,615,666	$4,458,939	$—	$177,074,605
Other Investments*	—	—	—	—

Total	$172,615,666	$4,458,939	$—	$177,074,605

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$173,137,180
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$187,083,080

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,310,777
Aggregate gross unrealized depreciation	(24,843,561)

Net unrealized depreciation	$(16,532,784)

Federal income tax cost of investments	$193,607,389

At September 30, 2008, the Portfolio had loaned securities with a total value of $1,047,075. This was secured by collateral of $1,306,871 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.2%)
Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	13,900	$491,365
Darden Restaurants, Inc.	4,178	119,616
Royal Caribbean Cruises Ltd.	8,309	172,412

		783,393

Media (1.0%)
Comcast Corp., Special Class A	16,594	327,234
Time Warner, Inc.	22,780	298,646
Walt Disney Co.	15,498	475,633

		1,101,513

Multiline Retail (1.6%)
Kohl’s Corp.*	19,582	902,339
Macy’s, Inc.	9,903	178,056
Target Corp.	16,871	827,522

		1,907,917

Specialty Retail (1.2%)
Best Buy Co., Inc.	20,375	764,062
GameStop Corp., Class A*	1,524	52,136
Home Depot, Inc.	16,730	433,140
Tiffany & Co.	2,957	105,033

		1,354,371

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.*	22,167	555,062
Polo Ralph Lauren Corp.	4,094	272,824

		827,886

Total Consumer Discretionary		5,975,080

Consumer Staples (18.8%)
Beverages (3.7%)
Anheuser-Busch Cos., Inc.	5,383	349,249
Coca-Cola Co.	34,870	1,843,925
Diageo plc (ADR)	5,330	367,024
PepsiCo, Inc.	23,643	1,685,037

		4,245,235

Food & Staples Retailing (4.4%)
CVS Caremark Corp.	41,641	1,401,636
Kroger Co.	21,908	602,032
Walgreen Co.	6,363	196,998
Wal-Mart Stores, Inc.	48,962	2,932,334

		5,133,000

Food Products (5.0%)
Archer-Daniels-Midland Co.	49,956	1,094,536
Campbell Soup Co.	28,495	1,099,907
General Mills, Inc.	9,828	675,380
Kellogg Co.	20,952	1,175,407
Kraft Foods, Inc., Class A	54,959	1,799,908

		5,845,138

Household Products (4.8%)
Colgate-Palmolive Co.	24,742	1,864,310
Procter & Gamble Co.	52,182	3,636,563

		5,500,873

Tobacco (0.9%)
Philip Morris International, Inc.	20,828	1,001,827

Total Consumer Staples		21,726,073

Energy (9.4%)
Energy Equipment & Services (2.1%)
Baker Hughes, Inc.	4,926	298,220
Schlumberger Ltd.	22,009	1,718,683
Weatherford International Ltd.*	16,015	$402,617

		2,419,520

Oil, Gas & Consumable Fuels (7.3%)
Apache Corp.	2,354	245,475
Chevron Corp.	23,694	1,954,281
ConocoPhillips	7,832	573,694
Exxon Mobil Corp.	46,105	3,580,515
Hess Corp.	10,961	899,679
Marathon Oil Corp.	3,644	145,286
Occidental Petroleum Corp.	3,734	263,060
Valero Energy Corp.	12,604	381,901
XTO Energy, Inc.	7,581	352,668

		8,396,559

Total Energy		10,816,079

Financials (15.9%)
Capital Markets (2.7%)
Bank of New York Mellon Corp.	42,947	1,399,213
Goldman Sachs Group, Inc.	4,887	625,536
Morgan Stanley	7,830	180,090
Northern Trust Corp.	12,232	883,151

		3,087,990

Commercial Banks (5.5%)
BB&T Corp.	7,321	276,734
PNC Financial Services Group, Inc.	27,707	2,069,713
SunTrust Banks, Inc.	7,172	322,668
U.S. Bancorp	35,400	1,275,108
Wells Fargo & Co.	63,499	2,383,117

		6,327,340

Diversified Financial Services (4.3%)
Bank of America Corp.	42,312	1,480,920
Citigroup, Inc.	45,335	929,821
JPMorgan Chase & Co.	56,478	2,637,523

		5,048,264

Insurance (3.4%)
Aon Corp.	40,837	1,836,031
Hartford Financial Services Group, Inc.	5,941	243,522
MetLife, Inc.	10,267	574,952
Prudential Financial, Inc.	18,083	1,301,976

		3,956,481

Total Financials		18,420,075

Health Care (14.2%)
Biotechnology (5.0%)
Amgen, Inc.*	20,652	1,224,044
Amylin Pharmaceuticals, Inc.*	12,404	250,809
Celgene Corp.*	18,412	1,165,111
Genzyme Corp.*	12,194	986,373
Gilead Sciences, Inc.*	24,724	1,126,920
ImClone Systems, Inc.*	16,556	1,033,756

		5,787,013

Health Care Equipment & Supplies (2.0%)
Baxter International, Inc.	13,894	911,863
Medtronic, Inc.	14,123	707,563
St. Jude Medical, Inc.*	14,643	636,824

		2,256,250

Health Care Providers & Services (2.3%)
Express Scripts, Inc.*	21,261	1,569,487
Medco Health Solutions, Inc.*	5,074	228,330

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Quest Diagnostics, Inc.	16,854	$870,846

		2,668,663

Pharmaceuticals (4.9%)
Abbott Laboratories, Inc.	25,270	1,455,047
Eli Lilly & Co.	5,381	236,925
Johnson & Johnson	22,481	1,557,484
Merck & Co., Inc.	18,164	573,256
Pfizer, Inc.	52,912	975,697
Schering-Plough Corp.	46,722	862,955

		5,661,364

Total Health Care		16,373,290

Industrials (7.1%)
Aerospace & Defense (4.9%)
Boeing Co.	8,399	481,683
General Dynamics Corp.	6,500	478,530
Honeywell International, Inc.	13,844	575,218
Lockheed Martin Corp.	13,296	1,458,172
Raytheon Co.	21,259	1,137,569
United Technologies Corp.	25,201	1,513,572

		5,644,744

Air Freight & Logistics (0.7%)
United Parcel Service, Inc., Class B	12,464	783,861

Electrical Equipment (0.5%)
Emerson Electric Co.	15,611	636,773

Industrial Conglomerates (1.0%)
General Electric Co.	45,734	1,166,217

Total Industrials		8,231,595

Information Technology (16.1%)
Communications Equipment (3.6%)
Cisco Systems, Inc.*	70,035	1,579,989
Corning, Inc.	50,811	794,684
Nokia Oyj (ADR)	40,001	746,019
QUALCOMM, Inc.	23,839	1,024,362

		4,145,054

Computers & Peripherals (3.3%)
Hewlett-Packard Co.	40,883	1,890,430
International Business Machines Corp.	16,177	1,892,062

		3,782,492

Electronic Equipment, Instruments & Components (0.2%)
Agilent Technologies, Inc.*	9,321	276,461

Internet Software & Services (0.3%)
Yahoo!, Inc.*	19,961	345,325

IT Services (0.4%)
Western Union Co.	18,488	456,099

Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.	79,946	1,497,389
Texas Instruments, Inc.	16,795	361,092

		1,858,481

Software (6.7%)
Activision Blizzard, Inc.*	127,675	1,970,025
Adobe Systems, Inc.*	25,541	1,008,103
Citrix Systems, Inc.*	1,802	45,519
Electronic Arts, Inc.*	37,798	1,398,148
McAfee, Inc.*	1,618	54,947
Microsoft Corp.	75,212	2,007,409
Oracle Corp.*	63,419	$1,288,040

		7,772,191

Total Information Technology		18,636,103

Materials (4.0%)
Chemicals (3.9%)
Monsanto Co.	30,530	3,021,859
Praxair, Inc.	21,144	1,516,871

		4,538,730

Metals & Mining (0.1%)
Freeport-McMoRan Copper & Gold, Inc.	2,478	140,874

Total Materials		4,679,604

Telecommunication Services (2.6%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	91,267	2,548,174
Verizon Communications, Inc.	12,122	388,995

		2,937,169

Wireless Telecommunication Services (0.1%)
Sprint Nextel Corp.	11,609	70,815

Total Telecommunication Services		3,007,984

Utilities (4.5%)
Electric Utilities (2.4%)
FPL Group, Inc.	17,899	900,320
Northeast Utilities	31,748	814,336
Progress Energy, Inc.	24,138	1,041,072

		2,755,728

Multi-Utilities (2.1%)
Dominion Resources, Inc.	31,065	1,328,961
PG&E Corp.	28,945	1,083,990

		2,412,951

Total Utilities		5,168,679

Total Common Stocks (97.8%) (Cost $120,100,298)		113,034,562

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (5.9%)
JPMorgan Chase Nassau
0.58%, 10/1/08
(Amortized Cost $6,770,739)	$6,770,739	6,770,739

Total Investments (103.7%) (Cost/Amortized Cost $126,871,037)		119,805,301
Other Assets Less Liabilities (-3.7%)		(4,301,594)

Net Assets (100%)		$115,503,707

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$113,034,562	$6,770,739	$—	$119,805,301
Other Investments*	—	—	—	—

Total	$113,034,562	$6,770,739	$—	$119,805,301

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$67,187,356
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$24,713,467

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,469,600
Aggregate gross unrealized depreciation	(11,756,487)

Net unrealized depreciation	$(7,286,887)

Federal income tax cost of investments	$127,092,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.3%)
Auto Components (2.1%)
ArvinMeritor, Inc.^	196,300	$2,559,752
Goodyear Tire & Rubber Co.*	292,900	4,484,299

		7,044,051

Distributors (1.9%)
Genuine Parts Co.	158,626	6,378,352

Hotels, Restaurants & Leisure (1.5%)
Brinker International, Inc.^	280,384	5,016,070

Household Durables (2.1%)
Snap-On, Inc.	128,844	6,784,925

Media (4.5%)
Arbitron, Inc.^	109,000	4,871,210
Gannett Co., Inc.^	98,000	1,657,180
Idearc, Inc.^	398,500	498,125
Interpublic Group of Cos., Inc.*	1,014,984	7,866,126

		14,892,641

Multiline Retail (1.1%)
Macy’s, Inc.	198,378	3,566,836

Specialty Retail (2.1%)
Foot Locker, Inc.	218,464	3,530,378
OfficeMax, Inc.	397,494	3,533,722

		7,064,100

Total Consumer Discretionary		50,746,975

Consumer Staples (9.0%)
Beverages (1.9%)
Coca-Cola Enterprises, Inc.	366,755	6,150,482

Food & Staples Retailing (3.2%)
Kroger Co.	216,192	5,940,956
Safeway, Inc.	201,853	4,787,953

		10,728,909

Food Products (3.9%)
Archer-Daniels-Midland Co.	87,800	1,923,698
Dean Foods Co.*	214,100	5,001,376
Smithfield Foods, Inc.*^	285,300	4,530,564
Tyson Foods, Inc., Class A	135,200	1,614,288

		13,069,926

Total Consumer Staples		29,949,317

Energy (6.1%)
Energy Equipment & Services (3.1%)
Halliburton Co.	176,589	5,719,718
Transocean, Inc.*	40,108	4,405,463

		10,125,181

Oil, Gas & Consumable Fuels (3.0%)
EOG Resources, Inc.	61,446	5,496,959
Range Resources Corp.	106,200	4,552,794

		10,049,753

Total Energy		20,174,934

Financials (8.7%)
Commercial Banks (4.9%)
Comerica, Inc.	126,200	4,138,098
Fifth Third Bancorp	249,400	2,967,860
M&T Bank Corp.^	51,500	4,596,375
Zions Bancorp^	113,100	$4,376,970

		16,079,303

Insurance (3.3%)
ACE Ltd.	108,993	5,899,791
Conseco, Inc.*	426,639	1,501,769
PartnerReinsurance Ltd.	53,640	3,652,348

		11,053,908

Thrifts & Mortgage Finance (0.5%)
Sovereign Bancorp, Inc.	432,200	1,707,190

Total Financials		28,840,401

Health Care (8.1%)
Health Care Equipment & Supplies (1.8%)
Covidien Ltd.	112,000	6,021,120

Health Care Providers & Services (1.2%)
HealthSouth Corp.*	224,400	4,135,692

Pharmaceuticals (5.1%)
King Pharmaceuticals, Inc.*	818,358	7,839,869
Mylan, Inc.*^	785,957	8,975,629

		16,815,498

Total Health Care		26,972,310

Industrials (11.0%)
Building Products (0.7%)
Owens Corning, Inc.*	102,400	2,448,384

Commercial Services & Supplies (3.6%)
Allied Waste Industries, Inc.*	468,944	5,209,968
R.R. Donnelley & Sons Co.^	272,943	6,695,292

		11,905,260

Construction & Engineering (0.9%)
KBR, Inc.	185,331	2,830,004

Electrical Equipment (0.9%)
Hubbell, Inc., Class B	87,534	3,068,067

Industrial Conglomerates (0.5%)
Textron, Inc.	52,100	1,525,488

Machinery (3.3%)
Cummins, Inc.	80,340	3,512,465
Pentair, Inc.	31,500	1,088,955
Timken Co.	220,790	6,259,396

		10,860,816

Trading Companies & Distributors (1.1%)
W.W. Grainger, Inc.	42,453	3,692,137

Total Industrials		36,330,156

Information Technology (8.3%)
Communications Equipment (4.2%)
ADC Telecommunications, Inc.*	445,516	3,764,610
JDS Uniphase Corp.*^	756,905	6,403,416

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Tellabs, Inc.*^	952,749	$3,868,161

		14,036,187

Semiconductors & Semiconductor Equipment (0.6%)
Marvell Technology Group Ltd.*	206,400	1,919,520

Software (3.5%)
McAfee, Inc.*	241,304	8,194,684
Sybase, Inc.*	109,540	3,354,115

		11,548,799

Total Information Technology		27,504,506

Materials (8.1%)
Chemicals (2.6%)
Eastman Chemical Co.	106,252	5,850,235
Valspar Corp.	123,000	2,741,670

		8,591,905

Containers & Packaging (4.5%)
Ball Corp.	163,373	6,451,600
Pactiv Corp.*	340,132	8,445,477

		14,897,077

Paper & Forest Products (1.0%)
MeadWestvaco Corp.	143,170	3,337,293

Total Materials		26,826,275

Telecommunication Services (10.2%)
Diversified Telecommunication Services (10.2%)
CenturyTel, Inc.	211,597	7,755,030
Embarq Corp.	234,783	9,520,451
Qwest Communications International, Inc.^	2,512,393	8,115,029
Windstream Corp.	764,800	8,366,912

Total Telecommunication Services		33,757,422

Utilities (10.7%)
Electric Utilities (3.0%)
Northeast Utilities	380,302	9,754,746

Gas Utilities (0.5%)
Southwest Gas Corp.	59,396	1,797,323

Multi-Utilities (7.2%)
Ameren Corp.	232,058	9,057,224
CMS Energy Corp.	640,381	7,985,551
NiSource, Inc.	451,743	6,667,727

		23,710,502

Total Utilities		35,262,571

Total Common Stocks (95.5%) (Cost $403,910,453)		316,364,867

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.7%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$18,130,438	18,130,438
Barton Capital Corp.
6.25%, 10/1/08	999,826	999,826
Gemini Securitization Corp.
6.50%, 10/1/08	999,820	999,820
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	$2,000,000	$2,000,000
Liberty Street Funding Co.
7.25%, 10/1/08	1,199,758	1,199,758
Market Street Funding Corp.
7.50%, 10/1/08	999,792	999,792
Ticonderoga Funding LLC
6.50%, 10/1/08	1,199,783	1,199,783

Total Short-Term Investments of Cash Collateral for Securities Loaned		25,529,417

Time Deposit (4.4%)
JPMorgan Chase Nassau
0.58%, 10/1/08	14,636,548	14,636,548

Total Short-Term Investments (12.1%) (Amortized Cost $40,165,965)		40,165,965

Total Investments (107.6%) (Cost/Amortized Cost $444,076,418)		356,530,832
Other Assets Less Liabilities (-7.6%)		(25,250,919)

Net Assets (100%)		$331,279,913

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$316,364,867	$40,165,965	$—	$356,530,832
Other Investments*	—	—	—	—

Total	$316,364,867	$40,165,965	$—	$356,530,832

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$110,116,420
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$103,299,083

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,571,410
Aggregate gross unrealized depreciation	(99,054,215)

Net unrealized depreciation	$(90,482,805)

Federal income tax cost of investments	$447,013,637

At September 30, 2008, the Portfolio had loaned securities with a total value of $26,238,703. This was secured by collateral of $25,529,417 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.4%)
Hotels, Restaurants & Leisure (14.4%)
Las Vegas Sands Corp.*^	2,117,340	$76,457,147
McDonald’s Corp.	5,325,504	328,583,597
Wynn Resorts Ltd.^	962,478	78,576,704

		483,617,448

Multiline Retail (1.1%)
Target Corp.	749,447	36,760,375

Specialty Retail (2.9%)
Lowe’s Cos., Inc.	4,029,814	95,466,294

Total Consumer Discretionary		615,844,117

Consumer Staples (3.7%)
Food & Staples Retailing (3.7%)
CVS Caremark Corp.	3,481,328	117,181,500
Wal-Mart Stores, Inc.	146,931	8,799,698

Total Consumer Staples		125,981,198

Energy (6.0%)
Energy Equipment & Services (3.8%)
FMC Technologies, Inc.*^	177,101	8,244,052
Schlumberger Ltd.	703,566	54,941,469
Transocean, Inc.*^	574,228	63,073,203

		126,258,724

Oil, Gas & Consumable Fuels (2.2%)
Petroleo Brasileiro S.A. (ADR)^	1,699,129	74,676,720

Total Energy		200,935,444

Financials (20.9%)
Capital Markets (4.1%)
Goldman Sachs Group, Inc.^	1,071,590	137,163,520

Commercial Banks (11.1%)
Industrial & Commercial Bank of China Ltd., Class H	223,029,250	132,850,879
U.S. Bancorp	3,293,523	118,632,699
Wells Fargo & Co.	3,272,853	122,830,173

		374,313,751

Diversified Financial Services (5.7%)
Bank of America Corp.	3,192,993	111,754,755
JPMorgan Chase & Co.	1,691,344	78,985,765

		190,740,520

Total Financials		702,217,791

Health Care (5.8%)
Biotechnology (5.8%)
Genentech, Inc.*	1,952,364	173,135,639
Gilead Sciences, Inc.*	440,451	20,075,757

Total Health Care		193,211,396

Industrials (16.4%)
Aerospace & Defense (8.8%)
General Dynamics Corp.	1,689,575	124,386,511
Lockheed Martin Corp.	1,425,187	156,300,258
Precision Castparts Corp.	194,933	15,356,822

		296,043,591

Road & Rail (7.6%)
Norfolk Southern Corp.	1,205,030	79,785,036
Union Pacific Corp.	2,449,678	$174,319,087

		254,104,123

Total Industrials		550,147,714

Information Technology (11.4%)
Communications Equipment (1.0%)
QUALCOMM, Inc.	791,808	34,023,990

Computers & Peripherals (3.2%)
Apple, Inc.*	948,144	107,766,047
IT Services (7.2%)
Mastercard, Inc., Class A	534,637	94,807,179
Visa, Inc., Class A	2,348,671	144,184,913

		238,992,092

Total Information Technology		380,782,129

Materials (6.9%)
Chemicals (6.9%)
Air Products & Chemicals, Inc.	1,073,102	73,496,756
Monsanto Co.	1,613,532	159,707,397

Total Materials		233,204,153

Telecommunication Services (1.1%)
Wireless Telecommunication Services (1.1%)
China Mobile Ltd. (ADR)^	726,215	36,368,847

Total Telecommunication Services		36,368,847

Total Common Stocks (90.6%) (Cost $2,961,805,225)		3,038,692,789

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.3%)
Amstel Funding Corp.
2.71%, 10/15/08	$9,973,000	9,973,000
Bancaja U.S. Debt S.A.U.
2.92%, 10/1/08 (l)	5,000,933	5,000,933
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	5,000,000	5,000,000
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	30,225,208	30,225,208
Bavaria Universal Funding Corp.
2.84%, 10/6/08	14,966,984	14,966,984
Calyon/New York
2.12%, 10/14/08 (l)	9,999,491	9,999,491
2.16%, 7/2/10 (l)	4,998,132	4,998,132
Eureka Securitization plc.
2.63%, 10/14/08	11,969,433	11,969,433
Gemini Securitization Corp.
2.51%, 10/3/08	9,979,861	9,979,861
Landesbank Baden-Wuerttemberg/New York
2.90%, 11/6/08	12,000,000	12,000,000
Merrill Lynch & Co., Inc.
2.55%, 5/8/09 (l)	5,000,000	5,000,000
2.17%, 6/29/09 (l)	5,000,000	5,000,000
Natixis S.A./New York
2.95%, 11/3/08	12,000,000	12,000,000

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
New York Life Global Funding
3.74%, 3/30/09 (l)	$5,000,000	$5,000,000
Pricoa Global Funding I
2.15%, 6/25/10 (l)	4,999,126	4,999,126
Standard Charter Bank/New York
2.84%, 12/10/08	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp./New York
2.74%, 10/14/08	12,000,000	12,000,000
Tulip Funding Corp.
2.51%, 10/6/08	9,978,472	9,978,472

Total Short-Term Investments of Cash Collateral for Securities Loaned		178,090,640

Time Deposit (2.3%)
JPMorgan Chase Nassau
0.58%, 10/1/08	74,984,605	74,984,605

Total Short-Term Investments (7.6%) (Amortized Cost $253,075,245)		253,075,245

Total Investments (98.2%) (Cost/Amortized Cost $3,214,880,470)		3,291,768,034

Other Assets Less Liabilities (1.8%)		59,397,894

Net Assets (100%)		$3,351,165,928

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$2,905,841,910	$385,926,124	$—	$3,291,768,034
Other Investments*	—	—	—	—

Total	$2,905,841,910	$385,926,124	$—	$3,291,768,034

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,708,489,311
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,794,294,169

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$399,800,070
Aggregate gross unrealized depreciation	(331,288,222)

Net unrealized appreciation	$68,511,848

Federal income tax cost of investments	$3,223,256,186

At September 30, 2008, the Portfolio had loaned securities with a total value of $185,380,712. This was secured by collateral of $178,090,640 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $118,417, which the Portfolio cannot repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $2,212,323 which expires in the year 2009.

Included in the capital carryforward amounts are $2,212,323 of losses acquired from EQ/Enterprise Capital Appreciation as a result of a tax free reorganization that occurred during the year 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (0.5%)
Autoliv, Inc.	32,538	$1,098,157
BorgWarner, Inc.	6,800	222,836
Federal Mogul Corp.*	10,500	131,775
Goodyear Tire & Rubber Co.*	38,431	588,379
TRW Automotive Holdings Corp.*	226,500	3,603,615

		5,644,762

Automobiles (0.7%)
Ford Motor Co.*^	971,695	5,052,814
General Motors Corp.^	218,415	2,064,022
Harley-Davidson, Inc.^	12,003	447,712
Thor Industries, Inc.^	11,170	277,239

		7,841,787

Distributors (0.2%)
Genuine Parts Co.	73,413	2,951,937

Diversified Consumer Services (0.1%)
Career Education Corp.*^	40,636	664,399
Service Corp. International^	116,947	977,677
Weight Watchers International, Inc.^	2,500	91,500

		1,733,576

Hotels, Restaurants & Leisure (0.3%)
Boyd Gaming Corp.^	23,100	216,216
Choice Hotels International, Inc.^	9,200	249,320
International Speedway Corp., Class A	14,697	571,860
Interval Leisure Group, Inc.*	14,581	151,643
MGM MIRAGE*^	3,400	96,900
Orient-Express Hotels Ltd., Class A^	2,700	65,151
Royal Caribbean Cruises Ltd.	61,772	1,281,769
Wyndham Worldwide Corp.	79,227	1,244,656

		3,877,515

Household Durables (3.2%)
Black & Decker Corp.	27,387	1,663,760
Centex Corp.	55,299	895,844
D.R. Horton, Inc.	141,513	1,842,499
Fortune Brands, Inc.	68,878	3,950,842
Harman International Industries, Inc.	6,800	231,676
Jarden Corp.*^	30,833	723,034
KB Home^	34,243	673,902
Leggett & Platt, Inc.^	74,515	1,623,682
Lennar Corp., Class A	61,027	927,000
M.D.C. Holdings, Inc.^	212,631	7,780,168
Mohawk Industries, Inc.*^	25,005	1,685,087
Newell Rubbermaid, Inc.	377,774	6,520,379
NVR, Inc.*^	1,712	979,264
Pulte Homes, Inc.^	72,932	1,018,860
Snap-On, Inc.	25,824	1,359,892
Stanley Works	35,113	1,465,617
Toll Brothers, Inc.*^	115,669	2,918,329
Whirlpool Corp.^	33,666	2,669,377

		38,929,212

Internet & Catalog Retail (0.4%)
Expedia, Inc.*	92,962	1,404,656
HSN, Inc.*^	14,581	160,537
Liberty Media Corp., Interactive, Class A*	266,138	3,435,841
Ticketmaster, Inc.*^	14,581	$156,454

		5,157,488

Leisure Equipment & Products (0.5%)
Eastman Kodak Co.^	129,118	1,985,835
Hasbro, Inc.	32,071	1,113,505
Mattel, Inc.	162,188	2,925,871

		6,025,211

Media (2.1%)
Ascent Media Corp., Class A*^	6,392	156,025
Cablevision Systems Corp. - New York Group, Class A	99,331	2,499,168
CBS Corp., Class B	264,315	3,853,713
Clear Channel Outdoor Holdings, Inc., Class A*^	4,100	56,088
Discovery Communications, Inc., Class A*^	62,096	884,861
Discovery Communications, Inc., Class C*	63,919	905,086
EW Scripps Co., Class A^	13,400	94,738
Gannett Co., Inc.^	102,450	1,732,430
Hearst-Argyle Television, Inc.^	10,600	236,698
Interpublic Group of Cos., Inc.*^	31,500	244,125
Liberty Global, Inc., Class A*^	77,036	2,334,191
Liberty Media Corp., Capital Series, Class A*	49,888	667,501
McGraw-Hill Cos., Inc.	72,279	2,284,739
Meredith Corp.^	17,862	500,850
New York Times Co., Class A^	64,373	919,890
Regal Entertainment Group, Class A^	36,188	571,047
Scripps Networks Interactive, Inc., Class A^	38,893	1,412,205
Virgin Media, Inc.^	600,754	4,745,957
Warner Music Group Corp.^	19,400	147,440
Washington Post Co., Class B	2,757	1,534,987

		25,781,739

Multiline Retail (1.1%)
Family Dollar Stores, Inc.	57,697	1,367,419
J.C. Penney Co., Inc.	99,411	3,314,363
Kohl’s Corp.*	32,937	1,517,737
Macy’s, Inc.	188,833	3,395,217
Saks, Inc.*^	65,490	605,782
Sears Holdings Corp.*^	26,442	2,472,327

		12,672,845

Specialty Retail (1.3%)
American Eagle Outfitters, Inc.^	305,682	4,661,651
AnnTaylor Stores Corp.*	16,866	348,114
AutoNation, Inc.*^	52,135	585,997
Barnes & Noble, Inc.^	16,377	427,112
Bed Bath & Beyond, Inc.*	20,780	652,700
Foot Locker, Inc.	69,315	1,120,130
Gap, Inc.	110,365	1,962,290
Limited Brands, Inc.	44,122	764,193
Office Depot, Inc.*	122,242	711,449
OfficeMax, Inc.^	34,387	305,700
O’Reilly Automotive, Inc.*^	38,266	1,024,381
Penske Auto Group, Inc.^	18,900	216,783
RadioShack Corp.^	58,753	1,015,252
Signet Jewelers Ltd.^	38,728	905,461
Williams-Sonoma, Inc.	36,457	589,874

		15,291,087

Textiles, Apparel & Luxury Goods (0.8%)
Jones Apparel Group, Inc	39,282	727,110

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Liz Claiborne, Inc.	42,981	$706,178
Phillips-Van Heusen Corp.	3,000	113,730
VF Corp.	104,324	8,065,288

		9,612,306

Total Consumer Discretionary		135,519,465

Consumer Staples (6.7%)
Beverages (1.0%)
Brown-Forman Corp., Class B^	9,723	698,209
Coca-Cola Enterprises, Inc.	142,670	2,392,576
Constellation Brands, Inc., Class A*^	82,868	1,778,347
Dr. Pepper Snapple Group, Inc.*	113,599	3,008,101
Molson Coors Brewing Co., Class B	51,769	2,420,201
Pepsi Bottling Group, Inc.	61,465	1,792,934
PepsiAmericas, Inc.	26,330	545,558

		12,635,926

Food & Staples Retailing (0.7%)
BJ’s Wholesale Club, Inc.*^	26,752	1,039,583
Rite Aid Corp.*^	235,400	197,736
Safeway, Inc.	196,309	4,656,449
SUPERVALU, Inc.	95,114	2,063,974

		7,957,742

Food Products (4.1%)
Bunge Ltd.	54,470	3,441,415
Campbell Soup Co.	48,993	1,891,130
Chaoda Modern Agriculture (Holdings) Ltd.	3,262,000	2,736,798
ConAgra Foods, Inc.	203,026	3,950,886
Corn Products International, Inc.	33,195	1,071,535
Cosan Ltd., Class A*	131,000	1,045,380
Dean Foods Co.*	255,970	5,979,459
Del Monte Foods Co.	89,515	698,217
First Pacific Co.	5,366,000	2,803,733
H.J. Heinz Co.	62,848	3,140,515
Hershey Co.^	34,150	1,350,291
Hormel Foods Corp.	31,829	1,154,756
JM Smucker Co.	24,898	1,262,080
Marfrig Frigorificos e Comercio de Alimentos S.A.	271,100	2,464,675
Marine Harvest ASA*	8,978,000	4,472,621
McCormick & Co., Inc. (Non-Voting)	31,558	1,213,405
Perdigao S.A.	81,600	1,545,893
Sara Lee Corp.	316,551	3,998,039
Smithfield Foods, Inc.*^	253,839	4,030,963
Tyson Foods, Inc., Class A	111,145	1,327,071

		49,578,862

Household Products (0.2%)
Clorox Co.	42,682	2,675,735

Personal Products (0.1%)
Alberto-Culver Co.	34,160	930,518
NBTY, Inc.*	12,073	356,395

		1,286,913

Tobacco (0.6%)
Lorillard, Inc.^	37,098	2,639,523
UST, Inc.	66,258	4,408,807

		7,048,330

Total Consumer Staples		81,183,508

Energy (4.8%)
Energy Equipment & Services (1.7%)
BJ Services Co.	131,688	2,519,191
Cie Generale de Geophysique-Veritas (ADR)*^	119,800	$3,808,442
ENSCO International, Inc.	4,500	259,335
Exterran Holdings, Inc.*^	29,393	939,400
Global Industries Ltd.*^	19,300	133,942
Helix Energy Solutions Group, Inc.*^	37,517	910,913
Helmerich & Payne, Inc.	46,746	2,018,960
Hercules Offshore, Inc.*^	39,771	602,928
Key Energy Services, Inc.*^	46,697	541,685
Nabors Industries Ltd.*	108,364	2,700,431
Oil States International, Inc.*	7,700	272,195
Patterson-UTI Energy, Inc.	26,757	535,675
Pride International, Inc.*	21,249	629,183
Rowan Cos., Inc.	32,777	1,001,337
SBM Offshore N.V.	72,591	1,563,047
SEACOR Holdings, Inc.*	8,249	651,259
Tidewater, Inc.^	22,207	1,229,380
Unit Corp.*	4,988	248,502

		20,565,805

Oil, Gas & Consumable Fuels (3.1%)
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (ADR)(m)*	520,100	369,375
Cabot Oil & Gas Corp.	24,500	885,430
Cimarex Energy Co.	37,118	1,815,441
El Paso Corp.	247,387	3,156,658
Encore Acquisition Co.*	17,845	745,564
Forest Oil Corp.*	39,765	1,972,344
Mariner Energy, Inc.*	11,000	225,500
Newfield Exploration Co.*	217,131	6,946,021
Noble Energy, Inc.	80,643	4,482,944
Overseas Shipholding Group, Inc.^	11,079	646,017
Petrohawk Energy Corp.*	5,800	125,454
Pioneer Natural Resources Co.	53,568	2,800,535
Plains Exploration & Production Co.*	4,383	154,106
Southern Union Co.^	49,924	1,030,931
Spectra Energy Corp.	283,706	6,752,203
St. Mary Land & Exploration Co.	16,377	583,840
Sunoco, Inc.	21,240	755,719
Teekay Corp.^	18,889	498,292
Tesoro Corp.^	44,308	730,639
Uranium One, Inc.*	580,500	1,254,545
USEC, Inc.*^	182,200	985,702

		36,917,260

Total Energy		57,483,065

Financials (25.1%)
Capital Markets (1.8%)
Affiliated Managers Group, Inc.*	55,800	4,623,030
Allied Capital Corp.^	77,750	839,700
American Capital Ltd.^	90,899	2,318,833
Ameriprise Financial, Inc.	99,561	3,803,230
E*TRADE Financial Corp.*	158,600	444,080
Invesco Ltd.	151,860	3,186,023
Investment Technology Group, Inc.*	1,700	51,731
Janus Capital Group, Inc.	5,300	128,684
Jefferies Group, Inc.^	56,354	1,262,330
Legg Mason, Inc.	62,353	2,373,155
MF Global Ltd.*^	23,800	103,292
Northern Trust Corp.	9,689	699,546

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Raymond James Financial, Inc.^	42,798	$1,411,478

		21,245,112

Commercial Banks (4.2%)
Associated Banc-Corp^	57,052	1,138,187
Bancorpsouth, Inc.^	36,880	1,037,434
Bank of Hawaii Corp.^	21,467	1,147,411
BOK Financial Corp.^	10,077	487,828
City National Corp./California^	17,940	974,142
Comerica, Inc.^	129,430	4,244,010
Commerce Bancshares, Inc./Kansas^	26,437	1,226,677
Cullen/Frost Bankers, Inc.^	26,333	1,579,980
Fifth Third Bancorp	225,191	2,679,773
First Citizens BancShares, Inc./North Carolina, Class A	2,734	489,386
First Horizon National Corp.^	90,346	845,636
Fulton Financial Corp.^	77,913	850,031
Huntington Bancshares, Inc./Ohio^	530,733	4,240,557
KeyCorp	220,580	2,633,725
M&T Bank Corp.^	68,455	6,109,609
Marshall & Ilsley Corp.^	116,132	2,340,060
National City Corp.^	340,620	596,085
Popular, Inc.^	640,108	5,306,495
Regions Financial Corp.^	311,379	2,989,238
Synovus Financial Corp.^	125,819	1,302,227
TCF Financial Corp.^	56,642	1,019,556
UnionBanCal Corp.	21,326	1,562,982
Valley National Bancorp^	59,926	1,256,049
Webster Financial Corp.^	23,792	600,748
Whitney Holding Corp.^	29,088	705,384
Wilmington Trust Corp.^	30,537	880,382
Zions Bancorp^	48,185	1,864,759

		50,108,351

Consumer Finance (0.3%)
AmeriCredit Corp.*^	52,183	528,614
Discover Financial Services	214,802	2,968,564
SLM Corp.*	24,089	297,258
Student Loan Corp.	1,800	167,400

		3,961,836

Diversified Financial Services (1.3%)
CIT Group, Inc.	530,840	3,694,646
Leucadia National Corp.^	79,568	3,615,570
Moody’s Corp.^	88,274	3,001,316
NASDAQ OMX Group, Inc.*	27,535	841,745
PHH Corp.*^	365,600	4,858,824

		16,012,101

Insurance (8.7%)
Alleghany Corp.*	2,311	843,515
Allied World Assurance Co. Holdings Ltd./Bermuda	21,869	776,787
American Financial Group, Inc./Ohio	35,236	1,039,462
American National Insurance Co.	7,038	607,591
Aon Corp.	124,455	5,595,497
Arch Capital Group Ltd.*	20,600	1,504,418
Arthur J. Gallagher & Co.^	41,560	1,066,430
Assurant, Inc.	52,979	2,913,845
Axis Capital Holdings Ltd.	51,113	1,620,793
Brown & Brown, Inc.^	39,465	853,233
Cincinnati Financial Corp.	65,277	1,856,478
CNA Financial Corp.	12,258	321,650
Conseco, Inc.*	83,777	294,895
Endurance Specialty Holdings Ltd.^	23,705	732,959
Erie Indemnity Co., Class A^	13,333	563,586
Everest Reinsurance Group Ltd.	119,749	10,361,881
Fidelity National Financial, Inc., Class A	221,017	$3,248,950
First American Corp.	109,335	3,225,382
Genworth Financial, Inc., Class A	193,940	1,669,823
Hanover Insurance Group, Inc.	23,017	1,047,734
HCC Insurance Holdings, Inc.	51,646	1,394,442
Lincoln National Corp.	116,220	4,975,378
Markel Corp.*^	4,451	1,564,526
Marsh & McLennan Cos., Inc.	229,307	7,282,790
MBIA, Inc.^	95,723	1,139,104
Mercury General Corp.^	12,060	660,285
Nationwide Financial Services, Inc., Class A^	20,668	1,019,552
Old Republic International Corp.	103,236	1,316,259
OneBeacon Insurance Group Ltd.^	11,200	236,880
PartnerReinsurance Ltd.^	24,318	1,655,813
Philadelphia Consolidated Holding Corp.*	16,652	975,308
Principal Financial Group, Inc.	116,035	5,046,362
Progressive Corp.	303,659	5,283,667
Protective Life Corp.	31,255	891,080
Reinsurance Group of America, Inc., Class A^	180,904	9,768,816
RenaissanceReinsurance Holdings Ltd.	27,431	1,426,412
StanCorp Financial Group, Inc.	21,924	1,140,048
Torchmark Corp.^	40,239	2,406,292
Transatlantic Holdings, Inc.^	9,200	500,020
Unitrin, Inc.	18,642	464,931
Unum Group	379,920	9,535,992
W.R. Berkley Corp.	60,949	1,435,349
Wesco Financial Corp.	590	210,630
White Mountains Insurance Group Ltd.	3,964	1,862,089
XL Capital Ltd., Class A	148,235	2,659,336

		104,996,270

Real Estate Investment Trusts (REITs) (7.6%)
Alexandria Real Estate Equities, Inc. (REIT)^	14,370	1,616,625
AMB Property Corp. (REIT)^	43,900	1,988,670
Annaly Capital Management, Inc. (REIT)	584,268	7,858,405
Apartment Investment & Management Co. (REIT), Class A	27,723	970,860
AvalonBay Communities, Inc. (REIT)	34,496	3,395,096
Boston Properties, Inc. (REIT)	53,649	5,024,765
Brandywine Realty Trust (REIT)^	39,736	636,968
BRE Properties, Inc. (REIT)^	21,561	1,056,489
Camden Property Trust (REIT)^	8,720	399,899
CapitalSource, Inc. (REIT)^	87,046	1,070,666
CBL & Associates Properties, Inc. (REIT)^	30,078	603,966
Developers Diversified Realty Corp. (REIT)^	53,662	1,700,549
Digital Realty Trust, Inc. (REIT)^	10,292	486,297
Douglas Emmett, Inc. (REIT)	54,316	1,253,070
Duke Realty Corp. (REIT)^	65,710	1,615,152
Equity Residential (REIT)	121,238	5,384,180
Essex Property Trust, Inc. (REIT)^	8,951	1,059,172
Federal Realty Investment Trust (REIT)^	18,592	1,591,475
General Growth Properties, Inc. (REIT)^	48,044	725,464

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
HCP, Inc. (REIT)	94,198	$3,780,166
Health Care REIT, Inc. (REIT)^	40,518	2,156,773
Hospitality Properties Trust (REIT)	42,061	863,092
Host Hotels & Resorts, Inc. (REIT)	234,031	3,110,272
HRPT Properties Trust (REIT)	102,293	704,799
iStar Financial, Inc. (REIT)^	60,846	158,200
Kilroy Realty Corp. (REIT)^	13,522	646,216
Kimco Realty Corp. (REIT)^	96,645	3,570,066
LaSalle Hotel Properties (REIT)^	70,900	1,653,388
Liberty Property Trust (REIT)^	151,834	5,716,550
Mack-Cali Realty Corp. (REIT)^	29,415	996,286
Nationwide Health Properties, Inc. (REIT)^	39,190	1,410,056
Plum Creek Timber Co., Inc. (REIT)	51,678	2,576,665
ProLogis (REIT)^	117,497	4,849,101
Public Storage (REIT)	56,707	5,614,560
Rayonier, Inc. (REIT)^	30,814	1,459,043
Regency Centers Corp. (REIT)^	31,330	2,089,398
SL Green Realty Corp. (REIT)^	26,150	1,694,520
UDR, Inc. (REIT)	57,437	1,501,978
Ventas, Inc. (REIT)	48,532	2,398,451
Vornado Realty Trust (REIT)^	60,994	5,547,404
Weingarten Realty Investors (REIT)^	33,309	1,188,132

		92,122,884

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*^	50,777	678,889
Jones Lang LaSalle, Inc.	14,253	619,720
St Joe Co.*	6,602	258,072

		1,556,681

Thrifts & Mortgage Finance (1.1%)
Astoria Financial Corp.	37,671	780,920
Capitol Federal Financial^	6,500	288,145
Hudson City Bancorp, Inc.	151,911	2,802,758
MGIC Investment Corp.^	55,859	392,689
New York Community Bancorp, Inc.^	153,622	2,579,313
People’s United Financial, Inc.	155,039	2,984,501
Sovereign Bancorp, Inc.^	654,154	2,583,908
TFS Financial Corp.^	46,537	582,643
Tree.com, Inc.*^	2,430	11,713
Washington Federal, Inc.^	39,831	734,882

		13,741,472

Total Financials		303,744,707

Health Care (6.3%)
Biotechnology (0.7%)
Alkermes, Inc.*^	397,100	5,281,430
ImClone Systems, Inc.*	11,218	700,452
Theravance, Inc.*^	235,300	2,931,838

		8,913,720

Health Care Equipment & Supplies (1.6%)
Advanced Medical Optics, Inc.*	3,300	58,674
Beckman Coulter, Inc.	5,464	387,889
Cooper Cos., Inc.^	20,408	709,382
Hill-Rom Holdings, Inc.^	24,437	740,685
Hologic, Inc.*^	57,290	1,107,416
Hospira, Inc.*	61,023	2,331,079
Inverness Medical Innovations, Inc.*^	17,378	521,340
Teleflex, Inc.	81,736	5,189,419
West Pharmaceutical Services, Inc.^	163,200	7,967,424

		19,013,308

Health Care Providers & Services (2.2%)
AmerisourceBergen Corp.	63,347	2,385,015
Brookdale Senior Living, Inc.^	16,500	$362,835
CIGNA Corp.	108,359	3,682,039
Community Health Systems, Inc.*^	33,398	978,895
Coventry Health Care, Inc.*	54,086	1,760,499
DaVita, Inc.*	7,865	448,384
Health Management Associates, Inc., Class A*	38,100	158,496
Health Net, Inc.*	45,457	1,072,785
Henry Schein, Inc.*^	3,000	161,520
Humana, Inc.*^	156,443	6,445,452
Laboratory Corp. of America Holdings*^	66,700	4,635,650
LifePoint Hospitals, Inc.*^	24,265	779,877
Lincare Holdings, Inc.*^	3,000	90,270
Omnicare, Inc.^	44,243	1,272,871
Pediatrix Medical Group, Inc.*	3,200	172,544
Quest Diagnostics, Inc.	12,844	663,649
Tenet Healthcare Corp.*	94,234	522,999
Universal Health Services, Inc., Class B	21,141	1,184,530

		26,778,310

Health Care Technology (0.2%)
HLTH Corp.*	59,383	678,748
IMS Health, Inc.	63,516	1,201,087

		1,879,835

Life Sciences Tools & Services (0.2%)
Charles River Laboratories International, Inc.*	16,658	925,019
Invitrogen Corp.*^	27,487	1,039,008
PerkinElmer, Inc.	29,305	731,746

		2,695,773

Pharmaceuticals (1.4%)
Barr Pharmaceuticals, Inc.*	135,988	8,880,016
Endo Pharmaceuticals Holdings, Inc.*	88,200	1,764,000
Forest Laboratories, Inc.*	124,696	3,526,403
King Pharmaceuticals, Inc.*	110,449	1,058,102
Mylan, Inc.*^	111,269	1,270,692
Watson Pharmaceuticals, Inc.*	23,650	674,025

		17,173,238

Total Health Care		76,454,184

Industrials (8.2%)
Aerospace & Defense (0.9%)
Alliant Techsystems, Inc.*	75,242	7,068,233
BE Aerospace, Inc.*	3,000	47,490
DRS Technologies, Inc.	18,556	1,424,173
L-3 Communications Holdings, Inc.	12,361	1,215,334
Spirit Aerosystems Holdings, Inc., Class A*	46,864	753,104

		10,508,334

Air Freight & Logistics (0.0%)
UTi Worldwide, Inc.	4,400	74,888

Airlines (1.1%)
AMR Corp.*	56,230	552,178
Continental Airlines, Inc., Class B*^	49,160	819,989
Copa Holdings S.A., Class A	3,700	120,250
Delta Air Lines, Inc.*^	65,918	491,089
Northwest Airlines Corp.*	775,136	6,999,478
Southwest Airlines Co.	327,976	4,758,932

		13,741,916

Building Products (0.3%)
Armstrong World Industries, Inc.^	9,300	268,770

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Masco Corp.^	162,087	$2,907,841
Owens Corning, Inc.*	34,133	816,120
USG Corp.*	13,498	345,549

		4,338,280

Commercial Services & Supplies (1.6%)
Allied Waste Industries, Inc.*	170,503	1,894,288
Avery Dennison Corp.^	47,710	2,122,141
Cintas Corp.	59,008	1,694,120
Copart, Inc.*^	64,900	2,466,200
Corrections Corp. of America*^	6,600	164,010
Pitney Bowes, Inc.	9,200	305,992
R.R. Donnelley & Sons Co.	270,929	6,645,888
Republic Services, Inc.	5,300	158,894
Steelcase, Inc., Class A^	27,690	297,668
United Stationers, Inc.*^	67,200	3,214,176

		18,963,377

Construction & Engineering (0.5%)
Aecom Technology Corp.*	4,900	119,756
KBR, Inc.	14,900	227,523
Quanta Services, Inc.*	17,274	466,571
URS Corp.*	145,002	5,317,223

		6,131,073

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	18,617	743,749
Hubbell, Inc., Class B	14,323	502,021
Thomas & Betts Corp.*	26,035	1,017,188

		2,262,958

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.^	24,340	729,470

Machinery (2.4%)
AGCO Corp.*	22,898	975,684
Crane Co.	22,695	674,268
Dover Corp.	66,726	2,705,739
Eaton Corp.	40,420	2,270,796
Flowserve Corp.	14,116	1,253,077
Gardner Denver, Inc.*	23,502	815,989
IDEX Corp.^	4,200	130,284
Ingersoll-Rand Co., Ltd., Class A	115,850	3,611,045
ITT Corp.	19,691	1,095,017
Kennametal, Inc.	139,236	3,776,080
Lincoln Electric Holdings, Inc.	6,155	395,828
Oshkosh Corp.	10,500	138,180
Pentair, Inc.^	225,192	7,784,887
Terex Corp.*	45,199	1,379,474
Timken Co.	35,097	995,000
Trinity Industries, Inc.^	36,252	932,764

		28,934,112

Marine (0.1%)
Alexander & Baldwin, Inc.^	18,491	814,159

Professional Services (0.2%)
Dun & Bradstreet Corp.	7,392	697,509
Equifax, Inc.	27,082	932,975
Manpower, Inc.	32,851	1,417,849

		3,048,333

Road & Rail (0.7%)
Avis Budget Group, Inc.*	46,800	268,632
Con-way, Inc.	111,866	4,934,409
Hertz Global Holdings, Inc.*^	136,563	1,033,782
Kansas City Southern*	6,500	288,340
Ryder System, Inc.^	17,279	1,071,298
Werner Enterprises, Inc.^	46,100	$1,000,831

		8,597,292

Trading Companies & Distributors (0.1%)
GATX Corp.	18,650	737,980
United Rentals, Inc.*	27,175	414,147
WESCO International, Inc.*^	5,200	167,336

		1,319,463

Total Industrials		99,463,655

Information Technology (7.9%)
Communications Equipment (0.5%)
ADC Telecommunications, Inc.*^	53,333	450,664
Brocade Communications Systems, Inc.*	144,654	841,886
EchoStar Corp., Class A*	17,633	424,955
JDS Uniphase Corp.*^	460,432	3,895,255
Tellabs, Inc.*^	177,882	722,201

		6,334,961

Computers & Peripherals (1.1%)
Diebold, Inc.	5,000	165,550
Lexmark International, Inc., Class A*^	39,405	1,283,421
NCR Corp.*	80,400	1,772,820
QLogic Corp.*	59,364	911,831
SanDisk Corp.*	80,849	1,580,598
Seagate Technology	350,024	4,242,291
Sun Microsystems, Inc.*	350,330	2,662,508
Teradata Corp.*	41,034	800,163

		13,419,182

Electronic Equipment, Instruments & Components (1.9%)
Arrow Electronics, Inc.*	361,231	9,471,477
Avnet, Inc.*	37,846	932,147
AVX Corp.^	21,000	213,990
Flextronics International Ltd.*	693,181	4,907,722
Ingram Micro, Inc., Class A*	75,304	1,210,135
Jabil Circuit, Inc.	48,472	462,423
Kingboard Laminates Holdings Ltd.	6,910,000	3,047,429
Molex, Inc.^	43,496	976,485
Tech Data Corp.*	20,577	614,223
Vishay Intertechnology, Inc.*	83,374	551,936

		22,387,967

Internet Software & Services (0.1%)
IAC/InterActiveCorp*^	36,455	630,671

IT Services (1.5%)
Affiliated Computer Services, Inc., Class A*	29,064	1,471,510
CACI International, Inc., Class A*^	183,900	9,213,390
Computer Sciences Corp.*	67,729	2,722,029
Convergys Corp.*	55,318	817,600
DST Systems, Inc.*^	3,900	218,361
Fidelity National Information Services, Inc.	67,558	1,247,121
Genpact Ltd.*^	1,500	15,585
Lender Processing Services, Inc.	33,774	1,030,782
SAIC, Inc.*	68,709	1,389,983
Unisys Corp.*	74,100	203,775

		18,330,136

Office Electronics (0.4%)
Xerox Corp.	402,988	4,646,452

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Zebra Technologies Corp., Class A*^	2,000	$55,700

		4,702,152

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*^	237,716	1,248,009
Atmel Corp.*^	74,700	253,233
Cree, Inc.*^	23,840	543,075
Fairchild Semiconductor International, Inc.*	56,524	502,498
Integrated Device Technology, Inc.*	42,671	331,980
International Rectifier Corp.*^	25,622	487,331
Intersil Corp., Class A	36,501	605,187
KLA-Tencor Corp	5,000	158,250
Lam Research Corp.*	4,900	154,301
LSI Corp.*	69,899	374,659
Micron Technology, Inc.*^	298,159	1,207,544
Novellus Systems, Inc.*^	31,663	621,861
Teradyne, Inc.*	353,800	2,763,178
Varian Semiconductor Equipment Associates, Inc.*	299,750	7,529,720

		16,780,826

Software (1.0%)
Amdocs Ltd.*	50,782	1,390,411
CA, Inc.	92,745	1,851,190
Cadence Design Systems, Inc.*	115,439	780,368
Compuware Corp.*	48,984	474,655
McAfee, Inc.*	180,385	6,125,875
Novell, Inc.*	87,727	450,917
Synopsys, Inc.*	63,492	1,266,665

		12,340,081

Total Information Technology		94,925,976

Materials (7.1%)
Chemicals (2.9%)
Agrium, Inc.	67,700	3,796,616
Ashland, Inc.	28,176	823,866
Cabot Corp.^	28,855	917,012
Celanese Corp., Class A	147,800	4,125,098
Chemtura Corp.	100,933	460,254
Cytec Industries, Inc.	21,327	829,834
Eastman Chemical Co.	34,156	1,880,629
FMC Corp.	147,743	7,592,513
Huntsman Corp.	64,763	816,014
Intrepid Potash, Inc.*	6,900	207,966
JSR Corp.	26,900	353,458
Lubrizol Corp.	30,519	1,316,590
Nalco Holding Co.	4,800	88,992
PPG Industries, Inc.	65,455	3,817,336
Rhodia S.A.	224,421	3,491,244
Rohm & Haas Co.	9,314	651,980
RPM International, Inc.	55,371	1,070,875
Scotts Miracle-Gro Co., Class A	4,200	99,288
Sigma-Aldrich Corp.	27,313	1,431,747
Valhi, Inc.^	1,650	29,700
Valspar Corp.^	44,864	1,000,019

		34,801,031

Construction Materials (0.3%)
Eagle Materials, Inc.^	2,200	49,214
Martin Marietta Materials, Inc.^	1,400	156,772
Vulcan Materials Co.^	49,047	3,654,001

		3,859,987

Containers & Packaging (2.2%)
AptarGroup, Inc.	24,790	969,537
Ball Corp.	37,232	1,470,292
Bemis Co., Inc.	44,632	$1,169,805
Greif, Inc., Class A	93,600	6,142,032
Owens-Illinois, Inc.*	195,425	5,745,495
Packaging Corp. of America	35,646	826,274
Pactiv Corp.*	238,888	5,931,589
Sealed Air Corp.	71,740	1,577,562
Smurfit-Stone Container Corp.*	116,006	545,228
Sonoco Products Co.	44,569	1,322,808
Temple-Inland, Inc.^	47,554	725,674

		26,426,296

Metals & Mining (0.6%)
Carpenter Technology Corp.	18,842	483,297
Century Aluminum Co.*^	8,050	222,905
Cleveland-Cliffs, Inc.	48,300	2,557,002
Commercial Metals Co.	51,101	863,096
Reliance Steel & Aluminum Co.^	28,086	1,066,425
Schnitzer Steel Industries, Inc., Class A	8,600	337,464
Steel Dynamics, Inc.	55,407	946,906
Titanium Metals Corp.^	31,218	354,012

		6,831,107

Paper & Forest Products (1.1%)
Domtar Corp.*	219,841	1,011,269
International Paper Co.	191,665	5,017,790
MeadWestvaco Corp.	77,834	1,814,310
Weyerhaeuser Co.	94,686	5,736,078

		13,579,447

Total Materials		85,497,868

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.7%)
CenturyTel, Inc.	47,241	1,731,383
Embarq Corp.	84,946	3,444,560
Frontier Communications Corp.^	112,991	1,299,396
Qwest Communications International, Inc.^	338,820	1,094,389
Windstream Corp.	100,558	1,100,105

		8,669,833

Wireless Telecommunication Services (0.4%)
Clearwire Corp., Class A*^	3,300	39,204
Crown Castle International Corp.*	100,367	2,907,632
Leap Wireless International, Inc.*^	21,494	818,921
Telephone & Data Systems, Inc.	26,773	957,135
U.S. Cellular Corp.*^	4,500	211,140

		4,934,032

Total Telecommunication Services		13,603,865

Utilities (10.0%)
Electric Utilities (3.2%)
American Electric Power Co., Inc.	180,001	6,665,437
DPL, Inc.^	46,960	1,164,608
Edison International	146,031	5,826,637
Great Plains Energy, Inc.	53,096	1,179,793
Hawaiian Electric Industries, Inc.^	37,650	1,095,992
Northeast Utilities	348,839	8,947,720
Pepco Holdings, Inc.	90,235	2,067,284
Pinnacle West Capital Corp.	45,082	1,551,272
Progress Energy, Inc.	117,124	5,051,558
Sierra Pacific Resources	559,868	5,363,535

		38,913,836

Gas Utilities (1.3%)
AGL Resources, Inc.	34,273	1,075,487
Atmos Energy Corp.	40,389	1,075,155

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Energen Corp.	26,042	$1,179,182
National Fuel Gas Co.^	36,397	1,535,226
ONEOK, Inc.	46,716	1,607,030
Questar Corp.^	48,216	1,972,999
UGI Corp.	293,490	7,566,172

		16,011,251

Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc.	7,000	170,100
Dynegy, Inc., Class A*	224,929	805,246
Mirant Corp.*	29,917	547,182
NRG Energy, Inc.*	65,846	1,629,688
Reliant Energy, Inc.*	155,039	1,139,537

		4,291,753

Multi-Utilities (4.9%)
Alliant Energy Corp.	49,474	1,593,558
Ameren Corp.	93,879	3,664,097
CenterPoint Energy, Inc.	53,929	785,746
CMS Energy Corp.^	100,901	1,258,235
Consolidated Edison, Inc.^	122,196	5,249,540
DTE Energy Co.	73,113	2,933,294
Integrys Energy Group, Inc.^	34,238	1,709,846
MDU Resources Group, Inc.	81,938	2,376,202
NiSource, Inc.	122,853	1,813,310
NSTAR^	47,849	1,602,941
OGE Energy Corp.	41,196	1,272,132
PG&E Corp.	160,131	5,996,906
Puget Energy, Inc.	58,089	1,550,976
SCANA Corp.	52,272	2,034,949
Sempra Energy	112,206	5,663,037
TECO Energy, Inc.	284,812	4,480,093
Vectren Corp.	36,260	1,009,841
Wisconsin Energy Corp.	233,294	10,474,901
Xcel Energy, Inc.	193,099	3,860,049

		59,329,653

Water Utilities (0.2%)
American Water Works Co., Inc.^	29,300	629,950
Aqua America, Inc.^	59,840	1,063,955

		1,693,905

Total Utilities		120,240,398

Total Common Stocks (88.4%) (Cost $1,398,159,481)		1,068,116,691

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.3%)
iShares Morningstar Mid Core Index Fund^	32,066	2,175,999
iShares Morningstar Mid Growth Index Fund^	52,130	3,911,835
iShares Morningstar Mid Value Index Fund^	247,737	16,172,271
iShares Russell Midcap Growth Index Fund	87,454	3,798,127
iShares Russell Midcap Index Fund^	10,519	864,241
iShares Russell Midcap Value Index Fund^	1,546,105	60,638,238
iShares S&P MidCap 400 Growth Index Fund	30,100	2,256,898
iShares S&P MidCap 400 Index Fund	9,455	684,164
iShares S&P MidCap 400/BARRA Value Index Fund^	492,562	33,839,010

Total Investment Companies (10.3%) (Cost $ 161,404,155)		124,340,783

	Number of Rights	Value (Note 1)
RIGHT:
Financials (0.0%)
Diversified Financial Services (0.0%)
Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 6/30/11* (Cost $ —)	1,250	$812

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.28%, 12/18/08 (p) #	$600,000	599,636

Short-Term Investments of Cash Collateral for Securities Loaned (21.9%)
Amstel Funding Corp.
2.71%, 10/9/08	14,966,250	14,966,250
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	13,810,657	13,810,657
Barton Capital Corp.
6.25%, 10/1/08	9,998,264	9,998,264
Bavaria Universal Funding Corp.
2.84%, 10/6/08	14,966,983	14,966,983
Calyon/New York
2.16%, 7/2/10 (l)	9,996,265	9,996,265
CAM U.S. Finance S.A.U.
2.85%, 2/2/09 (l)	10,000,000	10,000,000
CC USA, Inc.
2.13%, 2/12/09 (l)	14,997,312	14,997,312
Citigroup Funding, Inc.
2.11%, 3/16/09 (l)	4,000,000	4,000,000
Eureka Securitization plc.
2.63%, 10/14/08	11,969,433	11,969,433
Gemini Securitization Corp.
2.51%, 10/3/08	9,979,861	9,979,861
Goldman Sachs Group, Inc.
2.16%, 3/27/09 (l)	5,000,000	5,000,000
Gotham Funding Corp.
2.55%, 10/3/08	3,991,816	3,991,816
Landesbank Baden-Wuerttemberg/New York
2.90%, 11/6/08	12,000,000	12,000,000
Liberty Street Funding Co.
7.25%, 10/1/08	9,997,986	9,997,986
Links Finance LLC
2.12%, 6/22/09 (l)	14,997,207	14,997,207
Market Street Funding Corp.
7.50%, 10/1/08	11,997,500	11,997,500
MassMutual Global Funding II
2.15%, 3/26/10 (l)	10,000,000	10,000,000
Morgan Stanley
3.29%, 2/9/09 (l)	14,253,318	14,253,318
Natixis S.A./New York
2.95%, 11/3/08	12,000,000	12,000,000
Newport Funding Corp.
6.50%, 10/1/08	9,998,194	9,998,194
Standard Charter Bank/New York
2.84%, 12/10/08	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp./New York
2.74%, 10/14/08	11,000,000	11,000,000
Ticonderoga Funding LLC
6.50%, 10/1/08	9,998,194	9,998,194

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Tulip Funding Corp.
2.51%, 10/6/08	$9,978,472	$9,978,472
Wells Fargo & Co.
7.13%, 8/3/09 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		264,897,712

Time Deposit (1.0%)
JPMorgan Chase Nassau
0.58%, 10/1/08	12,226,333	12,226,333

Total Short-Term Investments (23.0%) (Cost/Amortized Cost $ 277,723,842)		277,723,681
Total Investments (121.7%) (Cost/Amortized Cost $1,837,287,478)		1,470,181,967
Other Assets Less Liabilities (-21.7%)		(261,848,751)

Net Assets (100%)		$1,208,333,216

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

At September 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2008	Unrealized Depreciation
S&P 400 E-Mini	125	December-08	$9,359,549	$9,128,750	$(230,799)

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$1,173,620,581	$296,561,386	$—	$1,470,181,967
Other Investments*	—	—	—	—

Total	$1,173,620,581	$296,561,386	$—	$1,470,181,967

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	230,799	—	—	230,799

Total	$230,799	$—	$—	$230,799

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$439,869,690
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$622,797,677

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,429,677
Aggregate gross unrealized depreciation	(399,361,211)

Net unrealized depreciation	$(371,931,534)

Federal income tax cost of investments	$1,842,113,501

At September 30, 2008, the Portfolio had loaned securities with a total value of $271,042,249. This was secured by collateral of $264,897,712 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $420,665, which the Portfolio cannot repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $115 as brokerage commissions with BNP Paribas S.A. and $2,280 with Sanford Bernstein & Co., Inc, affiliated broker/dealers.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Bank Note (2.7%)
Harris N.A.
2.85%, 1/2/09	$75,000,000	$75,000,000

Certificates of Deposit (31.6%)
Allied Irish Banks N.A.
3.02%, 1/5/09	75,000,000	75,000,000
Banco Bilbao Vizcaya Argentaria S.A./New York
2.81%, 10/3/08	30,000,000	30,000,008
2.80%, 11/17/08	50,000,000	50,000,000
Bank of Scotland plc
2.72%, 10/2/08	75,000,000	75,000,000
Bank of Tokyo-Mitsubishi/New York
2.82%, 11/13/08	75,000,000	75,000,000
Barclays Bank
3.01%, 1/5/09	50,000,000	50,000,000
Canadian Imperial Bank of Commerce/New York
2.92%, 12/22/08	75,000,000	75,000,000
Landesbank Hessen-Thuringen Girozentrale
2.91%, 11/6/08	50,000,000	50,000,496
Societe Generale/New York
3.00%, 12/11/08	75,000,000	75,000,000
State Street Bank & Trust Co.
3.00%, 10/20/08	50,000,000	50,000,000
Suntrust Bank
3.00%, 12/16/08	75,000,000	75,000,000
UBS AG
2.84%, 11/10/08	50,000,000	50,000,000
3.09%, 2/27/09	40,000,000	40,000,000
UniCredito Italiano S.p.A./New York
3.20%, 1/30/09	50,000,000	50,000,000
Wilmington Trust Co.
3.21%, 2/19/09	70,000,000	70,002,698

Total Certificates of Deposit		890,003,202

Commercial Paper (31.0%)
ANZ National (Int’l) Ltd.
2.83%, 10/23/08(p)(n)	25,000,000	24,954,854
2.68%, 11/21/08(p)(n)	50,000,000	49,807,334
Bank of Ireland
2.71%, 11/20/08(p)(n)	50,000,000	49,809,028
Barclays U.S. Funding LLC
1.42%, 10/2/08(p)	50,000,000	49,996,069
Calyon N.A., Inc.
2.89%, 1/9/09(p)	100,000,000	99,194,444
DnB NOR Bank ASA
2.86%, 10/22/08(p)(n)	25,000,000	24,956,323
Fortis Funding
2.57%, 10/15/08(p)(n)	75,000,000	74,919,792
General Electric Capital Corp.
2.36%, 10/17/08(p)	100,000,000	99,888,888
Landesbank Baden-Wuerttemberg/New York
2.79%, 11/12/08(p)	75,000,000	74,750,625
National Australia Funding Corp.
2.82%, 11/19/08(p)(n)	50,000,000	49,804,681
Royal Bank of Scotland Group plc
2.87%, 12/9/08(p)(n)	75,000,000	74,583,125
Skandinaviska Enskilda Banken AB
2.40%, 10/8/08(p)(n)	75,000,000	74,960,042
Swedbank Corp.
1.41%, 10/2/08(p)	50,000,000	49,996,076
Wespac Banking Corp.
2.35%, 10/8/08(p)(n)	$75,000,000	$74,960,771

Total Commercial Paper		872,582,052

Government Securities (27.9%)
Federal Home Loan Bank
0.00%, 10/1/08(p)(o)	432,000,000	432,000,000
U.S. Treasury Bills
1.06%, 12/4/08(p)	354,000,000	353,325,511

Total Government Securities		785,325,511

Time Deposit (0.0%)
JPMorgan Chase Nassau
0.58%, 10/1/08	1,357,371	1,357,371

Variable Rate Securities (6.6%)
Citigroup Funding, Inc.
3.20%, 5/8/09(l)	30,000,000	30,000,000
Federal Home Loan Bank
2.82%, 9/10/09(l)	50,000,000	50,000,000
International Business Machines Corp.
2.50%, 9/8/09(m)(l)	2,000,000	2,000,000
Intesa Sanpaolo S.p.A./New York
2.99%, 5/13/09(l)	25,000,000	25,000,000
Wachovia Bank N.A.
3.92%, 1/27/09(l)	40,000,000	40,000,000
Wachovia Corp.
2.85%, 10/28/08(l)	40,000,000	39,987,480

Total Variable Rate Securities		186,987,480

Total Investments (99.8%) (Amortized Cost $ 2,811,255,616)		2,811,255,616
Other Assets Less Liabilities (0.2%)		4,613,661

Net Assets (100%)		$2,815,869,277

Federal Income Tax Cost of Investments		$2,811,255,616

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2008.

(p)	Yield to maturity.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$2,811,255,616	$—	$2,811,255,616
Other Investments*	—	—	—	—

Total	$—	$2,811,255,616	$—	$2,811,255,616

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio has a net capital loss carryforward of $68,289 which expires in the year 2009.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.7%)
Auto Components (2.2%)
Johnson Controls, Inc.	270,400	$8,201,232

Hotels, Restaurants & Leisure (4.1%)
McDonald’s Corp.	251,808	15,536,554

Textiles, Apparel & Luxury Goods (2.4%)
NIKE, Inc., Class B	135,700	9,078,330

Total Consumer Discretionary		32,816,116

Consumer Staples (26.0%)
Beverages (9.0%)
Coca-Cola Co.	331,200	17,513,856
PepsiCo, Inc.	224,740	16,017,220

		33,531,076

Food & Staples Retailing (10.5%)
Costco Wholesale Corp.	127,000	8,246,110
CVS Caremark Corp.	425,200	14,312,232
Wal-Mart Stores, Inc.	282,100	16,894,969

		39,453,311

Household Products (6.5%)
Colgate-Palmolive Co.	88,753	6,687,538
Procter & Gamble Co.	254,696	17,749,764

		24,437,302

Total Consumer Staples		97,421,689

Energy (13.8%)
Energy Equipment & Services (9.8%)
Cameron International Corp.*	231,700	8,929,718
Halliburton Co.	382,000	12,372,980
Schlumberger Ltd.	196,252	15,325,319

		36,628,017

Oil, Gas & Consumable Fuels (4.0%)
Devon Energy Corp.	69,200	6,311,040
Occidental Petroleum Corp.	124,200	8,749,890

		15,060,930

Total Energy		51,688,947

Financials (6.0%)
Capital Markets (3.9%)
Charles Schwab Corp.	566,300	14,723,800

Commercial Banks (2.1%)
Wells Fargo & Co.	206,700	7,757,451

Total Financials		22,481,251

Health Care (17.7%)
Biotechnology (3.1%)
Gilead Sciences, Inc.*	251,500	11,463,370

Health Care Equipment & Supplies (3.8%)
Stryker Corp.	230,300	14,347,690

Pharmaceuticals (10.8%)
Abbott Laboratories, Inc.	297,800	17,147,324
Allergan, Inc.	221,000	11,381,500
Schering-Plough Corp.	642,400	$11,865,128

		40,393,952

Total Health Care		66,205,012

Industrials (5.4%)
Construction & Engineering (2.6%)
Fluor Corp.	176,300	9,819,910

Electrical Equipment (2.8%)
Emerson Electric Co.	255,100	10,405,529

Total Industrials		20,225,439

Information Technology (21.6%)
Communications Equipment (8.4%)
Juniper Networks, Inc.*	484,700	10,212,629
QUALCOMM, Inc.	396,100	17,020,417
Research In Motion Ltd.*	62,900	4,296,070

		31,529,116

Computers & Peripherals (6.5%)
Apple, Inc.*	95,200	10,820,432
Hewlett-Packard Co.	294,700	13,626,928

		24,447,360

Internet Software & Services (4.1%)
Google, Inc., Class A*	38,325	15,349,929

Software (2.6%)
Electronic Arts, Inc.*	259,900	9,613,701

Total Information Technology		80,940,106

Total Common Stocks (99.2%) (Cost $ 379,754,841)		371,778,560

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.1%)
JPMorgan Chase Nassau
0.58%, 10/1/08
(Amortized Cost $ 4,202,093)	$4,202,093	4,202,093

Total Investments (100.3%) (Cost/Amortized Cost $ 383,956,934)		375,980,653
Other Assets Less Liabilities (-0.3%)		(944,633)

Net Assets (100%)		$375,036,020

*	Non-income producing.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$371,778,560	$4,202,093	$—	$375,980,653
Other Investments*	—	—	—	—

Total	$371,778,560	$4,202,093	$—	$375,980,653

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$224,212,549
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$141,670,525

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,807,783
Aggregate gross unrealized depreciation	(30,321,768)

Net unrealized depreciation	$(8,513,985)

Federal income tax cost of investments	$384,494,638

For the nine months ended September 30, 2008, the Portfolio incurred approximately $11,016 as brokerage commissions with Sanford C. Bernstein & Co., Inc, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $48,893,668 of which $2,496,503 expires in the year 2008, $2,496,503 expires in the year 2009, $33,312,699 expires in the year 2010, $10,247,355 expires in the year 2011, and $340,608 expires in the year 2012.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (0.5%)
Dana Holding Corp.*	26,266	$127,127
Goodyear Tire & Rubber Co.*	170,805	2,615,024
International Automotive Components Group (ADR)(b)*†	1,598	6,358
International Automotive Components Group North America LLC(b)*†	89,176	65,723
Lear Corp.*	93,898	985,929

		3,800,161

Automobiles (0.8%)
Daimler AG	54,680	2,763,524
Harley-Davidson, Inc.	72,459	2,702,721

		5,466,245

Diversified Consumer Services (0.2%)
Hillenbrand, Inc.	60,816	1,226,051

Hotels, Restaurants & Leisure (0.0%)
GHCP Harrah’s Investment LP(b)*†	173,925	52,178

Leisure Equipment & Products (2.0%)
Eastman Kodak Co.	346,464	5,328,616
Mattel, Inc.	485,949	8,766,520

		14,095,136

Media (6.5%)
Comcast Corp., Special Class A	829,184	16,351,507
News Corp., Class A	927,383	11,119,322
Time Warner Cable, Inc., Class A*	87,854	2,126,067
Time Warner, Inc.	622,269	8,157,947
Viacom, Inc., Class B*	216,759	5,384,294
Virgin Media, Inc.	276,842	2,187,052

		45,326,189

Specialty Retail (0.8%)
Home Depot, Inc.	213,894	5,537,716

Total Consumer Discretionary		75,503,676

Consumer Staples (21.1%)
Beverages (4.2%)
Anheuser-Busch Cos., Inc.	111,620	7,241,906
Brown-Forman Corp., Class B	27,988	2,009,818
Carlsberg A/S, Class B	37,314	2,852,656
Coca-Cola Enterprises, Inc.	323,977	5,433,094
Dr. Pepper Snapple Group, Inc.*	160,610	4,252,953
Pernod-Ricard S.A	82,704	7,270,960

		29,061,387

Food & Staples Retailing (3.7%)
Carrefour S.A.	118,283	5,582,555
CVS Caremark Corp.	344,318	11,589,743
Kroger Co.	199,379	5,478,935
Wal-Mart Stores, Inc.	50,731	3,038,280

		25,689,513

Food Products (4.5%)
Cadbury plc	516,587	5,201,880
Groupe Danone S.A.	53,662	3,802,470
Kraft Foods, Inc., Class A	231,945	7,596,199
Nestle S.A. (Registered)	260,290	11,258,079
Wm. Wrigley Jr. Co.	47,333	$3,758,240

		31,616,868

Tobacco (8.7%)
Altria Group, Inc.	216,929	4,303,871
British American Tobacco plc	492,344	16,087,450
Imperial Tobacco Group plc	411,858	13,232,657
Japan Tobacco, Inc.	1,216	4,578,055
KT&G Corp.	68,614	5,112,884
Lorillard, Inc.	14,953	1,063,906
Philip Morris International, Inc.	62,028	2,983,547
Reynolds American, Inc.	198,708	9,661,183
UST, Inc.	59,135	3,934,843

		60,958,396

Total Consumer Staples		147,326,164

Energy (4.8%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	62,404	3,777,938
Exterran Holdings, Inc.*	94,239	3,011,878
Pride International, Inc.*	74,700	2,211,867
Transocean, Inc.*	36,604	4,020,584

		13,022,267

Oil, Gas & Consumable Fuels (2.9%)
BP plc	384,575	3,201,505
Marathon Oil Corp.	114,052	4,547,253
Noble Energy, Inc.	47,305	2,629,685
Royal Dutch Shell plc, Class A	236,992	6,864,588
Total S.A.	58,123	3,506,612

		20,749,643

Total Energy		33,771,910

Financials (16.6%)
Capital Markets (0.7%)
CG Investor LLC I(b)*†	1,679,193	817,680
CG Investor LLC II(b)*†	1,576,496	767,672
CG Investor LLC III(b)*†	942,293	458,848
Goldman Sachs Group, Inc.	20,851	2,668,928
Legg Mason, Inc.	820	31,209

		4,744,337

Commercial Banks (3.1%)
Banco Popolare S.c.a.r.l.	164,143	2,557,699
Danske Bank A/S	195,253	4,710,608
Fifth Third Bancorp	51,400	611,660
Guaranty Bancorp.*	91,672	559,199
Intesa Sanpaolo S.p.A.	604,225	3,298,315
Societe Generale S.A	48,906	4,439,422
U.S. Bancorp	151,514	5,457,534

		21,634,437

Consumer Finance (0.9%)
American Express Co.	77,606	2,749,581
SLM Corp.*	262,767	3,242,544

		5,992,125

Diversified Financial Services (1.5%)
CIT Group, Inc.	307,596	2,140,868
JPMorgan Chase & Co.	183,002	8,546,194

		10,687,062

Insurance (8.7%)
ACE Ltd.	33,262	1,800,472
Alleghany Corp.*	10,473	3,822,645
Allianz SE (Registered)	24,834	3,415,482
Berkshire Hathaway, Inc., Class B*	5,527	24,291,165
Conseco, Inc.*	169,143	595,383

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Old Republic International Corp.	251,857	$3,211,177
Prudential Financial, Inc.	56,049	4,035,528
Travelers Cos., Inc.	53,923	2,437,320
White Mountains Insurance Group Ltd.	30,161	14,168,130
Zurich Financial Services AG (Registered)	13,967	3,871,561

		61,648,863

Real Estate Investment Trusts (REITs) (1.3%)
Alexander’s, Inc. (REIT)*	13,188	5,275,200
Link REIT (REIT)	666,051	1,378,093
Ventas, Inc. (REIT)	44,391	2,193,803

		8,847,096

Real Estate Management & Development (0.4%)
Forestar Real Estate Group, Inc.*	62,654	924,147
St Joe Co.*^	43,746	1,710,031

		2,634,178

Total Financials		116,188,098

Health Care (5.4%)
Biotechnology (0.6%)
Genentech, Inc.*	44,604	3,955,483

Health Care Equipment & Supplies (0.3%)
Hill-Rom Holdings, Inc.^	66,778	2,024,041

Health Care Providers & Services (1.9%)
Community Health Systems, Inc.*	120,018	3,517,728
Quest Diagnostics, Inc.	69,683	3,600,521
Tenet Healthcare Corp.*	1,063,573	5,902,829

		13,021,078

Life Sciences Tools & Services (0.2%)
MDS, Inc.*	126,759	1,513,843

Pharmaceuticals (2.4%)
Bristol-Myers Squibb Co.	151,984	3,168,866
Novartis AG (Registered)	92,917	4,860,059
Pfizer, Inc.	352,465	6,499,454
Valeant Pharmaceuticals International*^	145,938	2,987,351

		17,515,730

Total Health Care		38,030,175

Industrials (7.8%)
Aerospace & Defense (0.1%)
GenCorp, Inc.*	80,417	542,011

Air Freight & Logistics (1.2%)
Deutsche Post AG (Registered)	292,512	6,170,123
TNT N.V.	88,101	2,464,031

		8,634,154

Airlines (0.3%)
ACE Aviation Holdings, Inc., Class A*	94,744	699,730
Northwest Airlines Corp.*	122,882	1,109,625

		1,809,355

Building Products (0.5%)
Owens Corning, Inc.*	136,072	3,253,482

Commercial Services & Supplies (0.0%)
Suez Environnement S.A.*	7,039	175,472

Industrial Conglomerates (4.4%)
Keppel Corp., Ltd.	637,127	$3,537,746
Koninklijke Philips Electronics N.V.	177,707	4,865,812
Orkla ASA	994,009	9,135,677
Siemens AG (Registered)	83,416	7,828,957
Tyco International Ltd	152,280	5,332,846

		30,701,038

Machinery (0.6%)
Federal Signal Corp.	120,061	1,644,836
Iacna Investors, LLC(b)*†	3,114	31
SKF AB, Class B	184,208	2,362,431

		4,007,298

Marine (0.7%)
A. P. Moller - Maersk A/S, Class B	595	5,197,082

Total Industrials		54,319,892

Information Technology (8.0%)
Communications Equipment (1.1%)
Motorola, Inc	714,207	5,099,438
Telefonaktiebolaget LM Ericsson, Class B	298,217	2,811,371
Telefonaktiebolaget LM Ericsson (ADR)	8,798	82,965

		7,993,774

Computers & Peripherals (2.0%)
Dell, Inc.*	569,884	9,391,689
Diebold, Inc.	67,631	2,239,262
Lexmark International, Inc., Class A*	55,804	1,817,536

		13,448,487

Electronic Equipment, Instruments & Components (0.8%)
Tyco Electronics Ltd.	208,666	5,771,702

Internet Software & Services (0.2%)
Yahoo!, Inc.*	100,300	1,735,190

IT Services (0.8%)
Alliance Data Systems Corp.*	83,594	5,298,188

Semiconductors & Semiconductor Equipment (1.4%)
LSI Corp.*	983,095	5,269,390
Maxim Integrated Products, Inc.	234,094	4,237,101

		9,506,491

Software (1.7%)
Microsoft Corp.	451,547	12,051,789

Total Information Technology		55,805,621

Materials (7.3%)
Chemicals (1.1%)
Huntsman Corp.	18,610	234,486
Koninklijke DSM N.V.	70,983	3,342,420
Linde AG	18,651	2,000,150
Rohm & Haas Co.	30,883	2,161,810

		7,738,866

Containers & Packaging (0.3%)
Temple-Inland, Inc.	135,330	2,065,136

Metals & Mining (1.6%)
AK Steel Holding Corp.	89,958	2,331,711
Alcoa, Inc.	235,291	5,312,871

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Cleveland-Cliffs, Inc	66,616	$3,526,651

		11,171,233

Paper & Forest Products (4.3%)
Domtar Corp.*	629,612	2,896,215
International Paper Co.	392,569	10,277,456
MeadWestvaco Corp.	86,338	2,012,539
Mondi Ltd.	4,151	21,809
Weyerhaeuser Co.	243,193	14,732,633

		29,940,652

Total Materials		50,915,887

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.2%)
Qwest Communications International, Inc.	225,400	728,042
Royal KPN N.V.	233,868	3,370,835
Telefonica S.A.	183,862	4,395,292

		8,494,169

Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp	424,385	2,588,749

Total Telecommunication Services		11,082,918

Utilities (3.3%)
Electric Utilities (1.8%)
E.ON AG	82,834	4,194,984
Entergy Corp.	33,109	2,947,032
Exelon Corp.	84,108	5,266,844

		12,408,860

Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc.	107,991	2,624,181

Multi-Utilities (1.1%)
GDF Suez S.A.	51,308	2,684,720
NorthWestern Corp.	16,712	419,973
RWE AG	51,356	4,937,888

		8,042,581

Total Utilities		23,075,622

Total Common Stocks (86.7%) (Cost $ 756,569,219)		606,019,963

CONVERTIBLE PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Dana Holding Corp.
4.000%(b)
(Cost $ 248,400)	2,484	136,620

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.7%)
Consumer Discretionary (0.0%)
Auto Components (0.0%)
International Automotive Components Group North America LLC Term Loan
9.000%, 12/31/49(b)	$26,900	$22,091

Hotels, Restaurants & Leisure (0.0%)
Trump Entertainment Resorts, Inc.
8.500%, 6/1/15^	510,000	209,100

Total Consumer Discretionary		231,191

Financials (0.5%)
Capital Markets (0.3%)
CG Investor LLC I
12.000%, 7/31/12(b)†	1,473,800	717,664
CG Investor LLC II
12.000%, 7/31/12(b)†	1,473,800	717,664
CG Investor LLC III
12.000%, 7/31/12(b)†	736,900	358,832

		1,794,160

Diversified Financial Services (0.0%)
Tropicana Entertainment LLC
9.625%, 12/15/14(h)	2,014,000	281,960

Real Estate Management & Development (0.2%)
Realogy Corp. Term Loan
4.721%, 12/15/13(l)	64,008	47,686
4.725%, 12/15/13(l)	11,430	8,515
4.755%, 12/15/13(l)	9,144	6,812
4.974%, 12/15/13(l)	141,052	105,084
5.475%, 12/15/13(l)	488,813	361,416
5.710%, 12/15/13(l)	131,604	97,304
5.790%, 12/15/13(l)	22,860	17,031
6.250%, 12/15/13(l)	1,163,406	866,738
6.500%, 12/15/13(l)	88,604	65,511

		1,576,097

Total Financials		3,652,217

Industrials (0.0%)
Airlines (0.0%)
Northwest Airlines, Inc., Trade Claim Escrows
0.000%, 12/31/49(b)§	1,510,000	5,663

Total Industrials		5,663

Materials (0.2%)
Paper & Forest Products (0.2%)
Pontus I LLC Term Loan
5.685%, 7/24/09(l)(b)†	457,919	368,138
6.488%, 7/24/09(l)(b)†	547,876	363,729
5.551%, 5/27/49(l)(b)†	585,538	355,134
Pontus II Trust Term Loan
6.488%, 6/25/09(l)(b)†	293,100	194,586

Total Materials		1,281,587

Total Corporate Bonds		5,170,658

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Total Long-Term Debt Securities (0.7%) (Cost $ 9,369,772)		$5,170,658

SHORT-TERM INVESTMENTS:
Government Securities (12.9%)
Federal Home Loan Bank
0.10%, 10/1/08 (p)(o)	$18,200,000	18,199,950
2.25%, 10/1/08 (p)(o)	3,000,000	2,999,812
0.50%, 10/2/08 (p)(o)	5,000,000	4,999,861
1.85%, 10/3/08 (p)(o)	5,000,000	4,999,229
2.44%, 11/7/08 (p)(o)	3,000,000	2,992,306
2.12%, 11/18/08 (p)(o)	5,000,000	4,985,609
2.47%, 12/4/08 (p)(o)	2,000,000	1,991,112
2.48%, 12/22/08 (p)(o)	5,000,000	4,971,530
2.82%, 1/5/09 (p)(o)	3,000,000	2,977,359
2.82%, 1/7/09 (p)(o)	3,000,000	2,976,888
2.96%, 2/2/09 (p)(o)	3,000,000	2,969,517
2.97%, 2/26/09 (p)(o)	3,000,000	2,963,616
2.98%, 3/31/09 (p)(o)	5,000,000	4,925,840
3.03%, 4/9/09 (p)(o)	3,000,000	2,952,501
3.04%, 5/13/09 (p)(o)	3,000,000	2,943,999
3.07%, 6/25/09 (p)(o)	5,000,000	4,888,380
3.07%, 6/26/09 (p)(o)	5,000,000	4,887,960
3.08%, 7/13/09 (p)(o)	3,000,000	2,928,276
3.11%, 8/21/09 (p)(o)	5,000,000	4,863,650
3.12%, 9/2/09 (p)(o)	3,000,000	2,914,881
U.S. Treasury Bills
1.33%, 11/13/08 (p)	1,000,000	998,375

Total Government Securities		90,330,651

Short-Term Investment of Cash Collateral for Securities Loaned (0.3%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	2,333,837	2,333,837

Total Short-Term Investments (13.2%) (Cost/Amortized Cost $ 92,690,428)		92,664,488

Total Investments (100.6%) (Cost/Amortized Cost $ 858,877,819)		703,991,729
Other Assets Less Liabilities (-0.6%)		(3,881,870)

Net Assets (100%)		$700,109,859

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $5,244,237 or 0.7% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2008, the market value of these securities amounted to $5,663 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

At September 30, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Canadian Dollar vs. U.S. Dollar, expiring 10/27/08	141	130	$132,377	$130,000	$2,377
Canadian Dollar vs. U.S. Dollar, expiring 10/27/08	260	250	244,667	249,882	(5,215)
Canadian Dollar vs. U.S. Dollar, expiring 10/27/08	200	199	188,206	198,626	(10,420)
Canadian Dollar vs. U.S. Dollar, expiring 10/27/08	470	461	442,283	461,105	(18,822)
Canadian Dollar vs. U.S. Dollar, expiring 10/27/08	500	497	470,515	496,569	(26,054)
Danish Krone vs. U.S. Dollar, expiring 10/23/08	5,300	1,002	1,002,412	1,002,042	370
Danish Krone vs. U.S. Dollar, expiring 10/23/08	1,000	208	189,135	207,984	(18,849)
Danish Krone vs. U.S. Dollar, expiring 10/23/08	4,500	939	851,104	938,861	(87,757)
European Union vs. U.S. Dollar, expiring 11/13/08	995	1,448	1,405,096	1,447,921	(42,825)
European Union vs. U.S. Dollar, expiring 11/13/08	1,500	2,369	2,118,240	2,369,400	(251,160)
European Union vs. U.S. Dollar, expiring 11/13/08	76	120	107,832	119,907	(12,075)
Norwegian Krone vs. U.S. Dollar, expiring 11/19/08	3,194	565	541,978	565,363	(23,385)
Norwegian Krone vs. U.S. Dollar, expiring 11/19/08	10,500	1,783	1,781,665	1,783,137	(1,472)
Norwegian Krone vs. U.S. Dollar, expiring 11/19/08	1,409	274	239,158	273,758	(34,600)
Norwegian Krone vs. U.S. Dollar, expiring 11/19/08	7,000	1,328	1,187,777	1,327,669	(139,892)
Norwegian Krone vs. U.S. Dollar, expiring 11/19/08	750	146	127,291	146,498	(19,207)

					$(688,986)

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 1/12/09	33,011	18,963	$33,011,060	$33,792,005	$(780,945)
Canadian Dollar vs. U.S. Dollar, expiring 10/27/08	213	216	213,330	203,183	10,147
Canadian Dollar vs. U.S. Dollar, expiring 10/27/08	700	703	699,771	662,002	37,769
Canadian Dollar vs. U.S. Dollar, expiring 10/27/08	2,655	2,716	2,655,436	2,555,567	99,869
Canadian Dollar vs. U.S. Dollar, expiring 10/27/08	147	150	146,835	141,154	5,681
Danish Krone vs. U.S. Dollar, expiring 10/23/08	234	1,189	234,486	224,940	9,546
Danish Krone vs. U.S. Dollar, expiring 10/23/08	447	2,300	447,079	435,009	12,070
Danish Krone vs. U.S. Dollar, expiring 10/23/08	225	1,130	224,677	213,765	10,912
Danish Krone vs. U.S. Dollar, expiring 10/23/08	7,766	37,649	7,765,986	7,120,813	645,173
Danish Krone vs. U.S. Dollar, expiring 10/23/08	439	2,118	439,106	400,599	38,507
Danish Krone vs. U.S. Dollar, expiring 1/23/09	498	2,519	498,259	477,084	21,175
European Union vs. U.S. Dollar, expiring 11/13/08	93,907	61,458	93,907,249	86,787,997	7,119,252
Japanese Yen vs. U.S. Dollar, expiring 11/19/08	3,576	373,406	3,575,661	3,536,361	39,300
Norwegian Krone vs. U.S. Dollar, expiring 11/19/08	220	1,148	219,986	194,713	25,273
Norwegian Krone vs. U.S. Dollar, expiring 11/19/08	265	1,350	265,325	229,071	36,254
Norwegian Krone vs. U.S. Dollar, expiring 11/19/08	1,264	7,000	1,263,590	1,187,776	75,814
Norwegian Krone vs. U.S. Dollar, expiring 11/19/08	10,975	56,749	10,974,564	9,629,382	1,345,182
Norwegian Krone vs. U.S. Dollar, expiring 11/19/08	195	1,000	195,401	169,682	25,719
Norwegian Krone vs. U.S. Dollar, expiring 11/19/08	241	1,227	240,828	208,199	32,629
Singapore Dollar vs. U.S. Dollar, expiring 3/24/09	2,035	2,856	2,035,385	2,004,384	31,001
Swedish Krona vs. U.S. Dollar, expiring 3/16/09	202	1,377	202,380	198,614	3,766
Swedish Krona vs. U.S. Dollar, expiring 3/16/09	4,960	33,762	4,959,761	4,868,823	90,938
Swiss Franc vs. U.S. Dollar, expiring 2/9/09	230	250	230,067	224,472	5,595
Swiss Franc vs. U.S. Dollar, expiring 2/9/09	543	600	543,232	538,740	4,492
Swiss Franc vs. U.S. Dollar, expiring 2/9/09	10,963	11,528	10,963,417	10,351,016	612,401
Swiss Franc vs. U.S. Dollar, expiring 2/9/09	216	229	216,349	205,828	10,521

					$9,568,041

					$8,879,055

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Options Written:

Options written through the nine months ended September 30, 2008 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2008	5,224	$53,759
Options Written	—	—
Options Terminated in Closing Purchase Transactions	(24)	(15,858)
Options Expired	(5,200)	(37,901)
Options Exercised	—	—

Options Outstanding—September 30, 2008	—	$—

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$414,507,559	$284,212,179	$5,271,991	$703,991,729
Other Investments*	—	10,351,733	—	10,351,733

Total	$414,507,559	$294,563,912	$5,271,991	$714,343,462

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	1,472,678	—	1,472,678

Total	$—	$1,472,678	$—	$1,472,678

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$6,688,095	$—
Total gains or losses (realized/unrealized) included in earnings	(2,976,833)	—
Purchases, sales, issuances, and settlements (net)	450,524	—
Transfers in and/or out of Level 3	1,110,205	—

Balance as of 9/30/08	$5,271,991	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(3,722,380)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$357,598,756
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$197,139,184

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,328,992
Aggregate gross unrealized depreciation	(164,547,054)

Net unrealized depreciation	$(155,218,062)

Federal income tax cost of investments	$859,209,791

At September 30, 2008, the Portfolio had loaned securities with a total value of $2,310,284. This was secured by collateral of $2,333,837 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $7,895 as brokerage commissions with Sanford C. Bernstein & Co., Inc, an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.1%)
Aristocrat Leisure Ltd.	20,976	$110,925

Bermuda (0.9%)
XL Capital Ltd., Class A	67,260	1,206,644

Brazil (1.5%)
Cia de Bebidas das Americas (Preference) (ADR)	16,770	915,810
Empresa Brasileira de Aeronautica S.A. (ADR)^	39,790	1,074,728

		1,990,538

Canada (1.4%)
Husky Energy, Inc.	46,960	1,950,324

Finland (1.0%)
Fortum Oyj	41,610	1,403,911

France (5.4%)
LVMH Moet Hennessy Louis Vuitton S.A.	25,530	2,254,225
NicOx S.A.*^	10,414	113,326
Sanofi-Aventis S.A.	21,610	1,420,455
Societe Generale S.A.	11,653	1,057,796
Technip S.A.	26,470	1,486,990
Total S.A.	16,720	1,008,732

		7,341,524

Germany (7.1%)
Allianz SE (Registered)	12,694	1,745,837
Bayerische Motoren Werke (BMW) AG (Preference)	10,734	330,437
Bayerische Motoren Werke (BMW) AG	28,916	1,127,846
Porsche Automobil Holding SE (Preference)	7,915	846,700
SAP AG	47,548	2,553,233
Siemens AG (Registered)	33,386	3,133,422

		9,737,475

India (2.1%)
Dish TV India Ltd.*	124,100	73,649
Hindustan Unilever Ltd.	109,000	590,981
ICICI Bank Ltd. (ADR)	460	10,819
Infosys Technologies Ltd.	53,700	1,622,446
Wire and Wireless India Ltd.*	118,500	42,698
Zee Entertainment Enterprises Ltd.	116,100	495,554

		2,836,147

Ireland (0.2%)
Experian plc^	50,250	333,200

Italy (1.1%)
Bulgari S.p.A.	86,710	771,668
Tod’s S.p.A.	14,500	724,650

		1,496,318

Japan (11.2%)
Fanuc Ltd.	5,800	437,487
HOYA Corp.	45,843	908,199
KDDI Corp.	293	1,641,102
Keyence Corp.	4,500	895,081
Kyocera Corp.	7,120	539,785
Mitsubishi Electric Corp.	78,000	525,583
Murata Manufacturing Co., Ltd.	27,820	1,116,272
Nidec Corp.	7,660	$471,143
Nintendo Co., Ltd.	2,140	890,850
Secom Co., Ltd.	17,986	751,958
Sega Sammy Holdings, Inc.	28,100	251,189
Seven & I Holdings Co., Ltd.	23,213	668,125
Shionogi & Co., Ltd.	45,300	916,602
Sony Corp.	64,150	1,983,888
Sony Financial Holdings, Inc.	111	438,151
Square Enix Holdings Co., Ltd.	9,179	268,000
Sumitomo Mitsui Financial Group, Inc.	244	1,528,629
Toyota Motor Corp.	24,549	1,042,281

		15,274,325

Mexico (3.0%)
Fomento Economico Mexicano S.A.B. de C.V.	385,720	1,475,305
Grupo Modelo S.A.B. de C.V., Series C	170,410	724,552
Grupo Televisa S.A. (ADR)	83,230	1,820,240

		4,020,097

Netherlands (3.0%)
European Aeronautic Defence and Space Co. N.V.	68,860	1,191,450
Koninklijke Philips Electronics N.V.	63,140	1,728,842
TNT N.V.	40,700	1,138,308

		4,058,600

Norway (0.5%)
Tandberg ASA^	50,380	679,212

South Korea (0.9%)
SK Telecom Co., Ltd. (ADR)	62,010	1,167,028

Spain (1.0%)
Inditex S.A.	33,060	1,410,319

Sweden (7.1%)
Assa Abloy AB, Class B	115,700	1,406,618
Hennes & Mauritz AB, Class B	55,590	2,262,441
Investor AB, Class B	70,177	1,312,235
Telefonaktiebolaget LM Ericsson, Class B	498,238	4,697,023

		9,678,317

Switzerland (3.9%)
Basilea Pharmaceutica AG (Registered)*	1,155	169,775
Credit Suisse Group AG (Registered)	49,144	2,339,814
Roche Holding AG	18,379	2,865,046

		5,374,635

Taiwan (2.2%)
MediaTek, Inc.	131,538	1,373,622
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	170,212	1,594,887

		2,968,509

Turkey (0.1%)
Turkcell Iletisim Hizmet A/S (ADR)	10,400	155,896

United Kingdom (10.9%)
3i Group plc	48,640	613,964
BP plc (ADR)	23,730	1,190,534
Burberry Group plc	72,260	506,370
Cadbury plc	108,623	1,093,802
Diageo plc	50,536	855,473
HSBC Holdings plc	119,530	1,886,540

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Prudential plc	128,490	$1,182,719
Reckitt Benckiser Group plc	36,430	1,763,875
Royal Bank of Scotland Group plc	427,586	1,416,394
Smith & Nephew plc	74,080	780,835
Tesco plc	211,805	1,472,988
Vodafone Group plc	732,010	1,617,155
WPP Group plc	64,470	523,204

		14,903,853

United States (33.6%)
3M Co.	25,010	1,708,433
Acadia Pharmaceuticals, Inc.*	14,300	38,324
Adobe Systems, Inc.*	57,630	2,274,656
Aetna, Inc.	23,400	844,974
Aflac, Inc.	25,700	1,509,875
Altera Corp	60,780	1,256,930
Automatic Data Processing, Inc	41,710	1,783,103
Boeing Co.	11,240	644,614
Carnival Corp.	55,820	1,973,237
Citigroup, Inc.	56,700	1,162,917
Colgate-Palmolive Co.	18,000	1,356,300
Corning, Inc.	87,380	1,366,623
Cree, Inc.*	35,020	797,756
Dr. Pepper Snapple Group, Inc.*	15,905	421,164
eBay, Inc.*	99,060	2,216,963
Emerson Electric Co.	36,380	1,483,940
InterMune, Inc.*^	14,200	242,962
International Game Technology	22,050	378,819
Intuit, Inc.*	74,040	2,340,404
Juniper Networks, Inc.*	105,560	2,224,149
Linear Technology Corp.	24,330	745,958
Lockheed Martin Corp.	9,450	1,036,382
Maxim Integrated Products, Inc	59,440	1,075,864
McDonald’s Corp.	30,000	1,851,000
Microsoft Corp.	97,480	2,601,741
Northrop Grumman Corp.	11,030	667,756
Raytheon Co.	21,380	1,144,044
Regeneron Pharmaceuticals, Inc.*	9,600	209,568
Seattle Genetics, Inc.*	27,100	289,970
Shuffle Master, Inc.*	28,000	142,520
Sirius XM Radio, Inc.*	591,520	337,166
SLM Corp.*	63,900	788,526
Theravance, Inc.*	23,910	297,919
Tiffany & Co	40,420	1,435,718
Transocean, Inc.*	18,363	2,016,992
Wal-Mart Stores, Inc.	30,930	1,852,398
Walt Disney Co.	59,700	1,832,193
WellPoint, Inc.*	8,900	416,253
Xilinx, Inc.	43,090	1,010,461

		45,778,572

Total Common Stocks (98.2%) (Cost $ 170,979,728)		133,876,369

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
United States (0.1%)
Theravance, Inc.
3.000%, 1/15/15
(Cost $ 105,000)	$105,000	$75,600

SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (1.4%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$1,924,645	$1,924,645

Time Deposit (1.5%)
JPMorgan Chase Nassau
0.58%, 10/1/08	2,002,851	2,002,851

Total Short-Term Investments (2.9%) (Amortized Cost $ 3,927,496)		3,927,496

Total Investments (101.2%) (Cost/Amortized Cost $ 175,012,224)		137,879,465
Other Assets Less Liabilities (-1.2%)		(1,571,079)

Net Assets (100%)		$136,308,386

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary		18.2%
Consumer Staples		9.7
Energy		5.6
Financials		13.3
Health Care		6.4
Industrials		13.5
Information Technology
Communications Equipment	6.5
Electronic Equipment, Instruments & Components	2.9
Internet Software & Services	1.6
IT Services	2.5
Semiconductors & Semiconductor Equipment	5.7
Software	8.0
Total Information Technology		27.2
Telecommunication Services		3.4
Utilities		1.0
Cash and Other		1.7

		100.0%

^	All, or a portion of security out on loan (See Note 1).

*	Non-income producing.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$59,065,339	$78,814,126	$—	$137,879,465
Other Investments*	—	—	—	—

Total	$59,065,339	$78,814,126	$—	$137,879,465

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$74,537,490
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$33,715,323

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,121,927
Aggregate gross unrealized depreciation	(38,395,753)

Net unrealized depreciation	$(37,273,826)

Federal income tax cost of investments	$175,153,291

At September 30, 2008, the Portfolio had loaned securities with a total value of $1,805,936. This was secured by collateral of $1,924,645 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $223 as brokerage commissions with BNP Paribas S.A. and $3,139 with Sanford C. Bernstein & Co., Inc, affiliated broker/dealers.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.4%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.	1,030	$5,521
ArvinMeritor, Inc.	280	3,651
ATC Technology Corp.*	400	9,496
Autoliv, Inc.	1,340	45,225
BorgWarner, Inc.	1,420	46,534
Cooper Tire & Rubber Co.	430	3,698
Drew Industries, Inc.*	50	856
Exide Technologies, Inc.*	690	5,092
Gentex Corp.	2,900	41,470
Goodyear Tire & Rubber Co.*	530	8,114
Hayes Lemmerz International, Inc.*	60	164
Lear Corp.*	2,160	22,680
Modine Manufacturing Co.	40	579
Stoneridge, Inc.*	610	6,863
Superior Industries International, Inc.	220	4,215
Tenneco, Inc.*	410	4,358
TRW Automotive Holdings Corp.*	2,500	39,775
Visteon Corp.*	420	974
WABCO Holdings, Inc.	950	33,763

		283,028

Automobiles (0.4%)
Ford Motor Co.*	30,106	156,551
Thor Industries, Inc.^	430	10,673
Winnebago Industries, Inc.	100	1,292

		168,516

Distributors (0.2%)
Genuine Parts Co.	950	38,199
LKQ Corp.*	2,600	44,122

		82,321

Diversified Consumer Services (0.2%)
Career Education Corp.*	210	3,433
Corinthian Colleges, Inc.*	170	2,550
H&R Block, Inc.	970	22,068
Hillenbrand, Inc.	130	2,621
K12, Inc.*	30	795
Pre-Paid Legal Services, Inc.*	10	413
Regis Corp.	520	14,300
Service Corp. International	4,000	33,440
Steiner Leisure Ltd.*	40	1,375
Stewart Enterprises, Inc., Class A	1,340	10,532
thinkorswim Group, Inc.*	190	1,583

		93,110

Hotels, Restaurants & Leisure (0.7%)
Bob Evans Farms, Inc.	660	18,011
Boyd Gaming Corp.	170	1,591
Brinker International, Inc.	890	15,922
Buffalo Wild Wings, Inc.*	280	11,267
California Pizza Kitchen, Inc.*	180	2,317
Carnival Corp.	220	7,777
CBRL Group, Inc.	380	9,994
CEC Entertainment, Inc.*	470	15,604
Chipotle Mexican Grill, Inc., Class B*	36	1,683
Churchill Downs, Inc.	10	490
CKE Restaurants, Inc.	1,050	11,130
Denny’s Corp.*	2,000	5,160
DineEquity, Inc.	60	1,012
International Speedway Corp., Class A	480	18,677
Interval Leisure Group, Inc.*	604	6,282
Jack in the Box, Inc.*	960	$20,256
Krispy Kreme Doughnuts, Inc.*^	400	1,320
Marcus Corp.	190	3,055
McDonald’s Corp.	1,480	91,316
O’Charleys, Inc.	60	525
Papa John’s International, Inc.*	230	6,247
Peet’s Coffee & Tea, Inc.*	70	1,954
Red Robin Gourmet Burgers, Inc.*	60	1,608
Ruby Tuesday, Inc.*	110	637
Speedway Motorsports, Inc.	480	9,350
Steak n Shake Co.*	40	347
Town Sports International Holdings, Inc.*	160	976
Wyndham Worldwide Corp.	3,180	49,958

		314,466

Household Durables (0.7%)
American Greetings Corp., Class A	1,670	25,534
Beazer Homes USA, Inc.*	310	1,854
Blyth, Inc.	540	6,124
Centex Corp.	1,530	24,786
CSS Industries, Inc.	170	4,376
Ethan Allen Interiors, Inc.	420	11,768
Furniture Brands International, Inc.	840	8,837
Helen of Troy Ltd.*	510	11,613
Hovnanian Enterprises, Inc., Class A*	590	4,714
KB Home	100	1,968
La-Z-Boy, Inc.	900	8,388
Lennar Corp., Class A	2,880	43,747
M/I Homes, Inc.	230	5,239
Meritage Homes Corp.*	150	3,705
National Presto Industries, Inc.	130	9,685
NVR, Inc.*	70	40,040
Pulte Homes, Inc.	1,000	13,970
Ryland Group, Inc.	710	18,829
Sealy Corp.	810	5,233
Snap-On, Inc.	1,070	56,346
Stanley Works	600	25,044
Tempur-Pedic International, Inc.	180	2,117

		333,917

Internet & Catalog Retail (0.4%)
1-800-FLOWERS.COM, Inc., Class A*	580	3,492
Expedia, Inc.*	1,390	21,003
HSN, Inc.*	604	6,650
Liberty Media Corp., Interactive, Class A*	5,420	69,972
Netflix, Inc.*	790	24,395
NutriSystem, Inc.	140	2,481
Orbitz Worldwide, Inc.*	70	411
PetMed Express, Inc.*	570	8,949
priceline.com, Inc.*	550	37,636
Stamps.com, Inc.*	540	6,302
Ticketmaster, Inc.*	604	6,481

		187,772

Leisure Equipment & Products (0.5%)
Brunswick Corp.	1,730	22,127
Callaway Golf Co.	1,930	27,155
Hasbro, Inc.	1,790	62,149
JAKKS Pacific, Inc.*	480	11,957
Leapfrog Enterprises, Inc.*	1,250	13,200
Mattel, Inc.	2,990	53,939
Polaris Industries, Inc.^	350	15,921

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Pool Corp.	90	$2,100
RC2 Corp.*	110	2,200
Steinway Musical Instruments*	170	4,814

		215,562

Media (3.3%)
Belo Corp., Class A	1,550	9,238
Cablevision Systems Corp. - New York Group, Class A	2,390	60,132
CBS Corp., Class B	14,830	216,221
Cox Radio, Inc., Class A*	750	7,920
DIRECTV Group, Inc.*	11,690	305,927
DreamWorks Animation SKG, Inc., Class A*	1,790	56,296
Entercom Communications Corp., Class A	50	251
Entravision Communications Corp., Class A*	100	269
EW Scripps Co., Class A^	1,190	8,413
Gannett Co., Inc.	1,780	30,100
Global Sources Ltd.*	430	4,330
Harte-Hanks, Inc.	860	8,918
Interactive Data Corp.	10	252
Journal Communications, Inc., Class A	230	1,122
Liberty Media Corp., Capital Series, Class A*	70	937
LIN TV Corp., Class A*	130	671
Marvel Entertainment, Inc.*	370	12,632
McClatchy Co., Class A	120	528
Media General, Inc., Class A^	210	2,610
Mediacom Communications Corp., Class A*	520	3,079
Meredith Corp.^	730	20,469
National CineMedia, Inc.	180	1,989
News Corp., Class A	6,960	83,451
Regal Entertainment Group, Class A	40	631
Scholastic Corp.	640	16,435
Time Warner Cable, Inc., Class A*	2,980	72,116
Time Warner, Inc.	31,460	412,441
Walt Disney Co.	5,310	162,964
Warner Music Group Corp.	440	3,344

		1,503,686

Multiline Retail (0.4%)
Big Lots, Inc.*	3,090	85,995
Dillard’s, Inc., Class A	900	10,620
Dollar Tree, Inc.*	1,690	61,448
Fred’s, Inc., Class A	840	11,945
Macy’s, Inc.	1,380	24,812
Retail Ventures, Inc.*	30	117

		194,937

Specialty Retail (3.5%)
Aaron Rents, Inc.	290	7,850
Aeropostale, Inc.*	1,690	54,266
American Eagle Outfitters, Inc.	3,210	48,952
America’s Car-Mart, Inc.*	210	3,904
AnnTaylor Stores Corp.*	550	11,352
Asbury Automotive Group, Inc.	680	7,834
AutoNation, Inc.*	4,590	51,592
AutoZone, Inc.*	440	54,270
Barnes & Noble, Inc.	430	11,214
bebe stores, Inc.	1,340	13,092
Best Buy Co., Inc.	7,140	267,750
Blockbuster, Inc., Class A*	620	1,271
Borders Group, Inc.	240	1,574
Brown Shoe Co., Inc.	710	$11,630
Cato Corp., Class A	440	7,722
Charlotte Russe Holding, Inc.*	40	410
Charming Shoppes, Inc.*	360	1,760
Childrens Place Retail Stores, Inc.*	350	11,672
Christopher & Banks Corp.	330	2,531
Citi Trends, Inc.*	280	4,561
Conn’s, Inc.*	110	2,058
Dress Barn, Inc.*	1,280	19,571
Finish Line, Inc., Class A	1,400	13,986
Foot Locker, Inc.	2,680	43,309
Gap, Inc.	15,280	271,678
Genesco, Inc.*	350	11,718
Gymboree Corp.*	310	11,005
Haverty Furniture Cos, Inc.	450	5,148
Hibbett Sports, Inc.*	500	10,010
HOT Topic, Inc.*	670	4,429
Jo-Ann Stores, Inc.*	500	10,490
Limited Brands, Inc.	3,740	64,777
Lumber Liquidators, Inc.*	80	1,005
Men’s Wearhouse, Inc.	140	2,974
Monro Muffler, Inc.	100	2,306
New York & Co., Inc.*	1,100	10,494
Office Depot, Inc.*	4,410	25,666
OfficeMax, Inc.	1,010	8,979
Pacific Sunwear of California, Inc.*	300	2,019
Penske Auto Group, Inc.^	1,230	14,108
PEP Boys-Manny Moe & Jack	100	618
RadioShack Corp.	2,800	48,384
Rent-A-Center, Inc.*	1,170	26,068
Ross Stores, Inc.	1,820	66,994
Sally Beauty Holdings, Inc.*	2,680	23,048
Sonic Automotive, Inc., Class A	160	1,354
Stage Stores, Inc.	300	4,098
Staples, Inc.	4,780	107,550
Talbots, Inc.	400	5,240
TJX Cos., Inc.	4,200	128,184
Tractor Supply Co.*	680	28,594
Tween Brands, Inc.*	130	1,273
Urban Outfitters, Inc.*	1,220	38,881
Wet Seal, Inc., Class A*	2,000	7,260
Williams-Sonoma, Inc.	1,160	18,769
Zale Corp.*^	520	13,000

		1,630,252

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s, Inc.*	710	14,008
Columbia Sportswear Co.	60	2,518
Fossil, Inc.*	210	5,928
Hanesbrands, Inc.*	1,390	30,232
Jones Apparel Group, Inc.	1,360	25,174
Kenneth Cole Productions, Inc., Class A	20	294
Liz Claiborne, Inc.	1,520	24,974
Maidenform Brands, Inc.*	210	3,047
Movado Group, Inc.	40	894
Oxford Industries, Inc.	30	775
Perry Ellis International, Inc.*	460	6,859
Phillips-Van Heusen Corp.	90	3,412
Quiksilver, Inc.*	190	1,091
Skechers U.S.A., Inc., Class A*	390	6,564
Steven Madden Ltd.*	210	5,204
Timberland Co., Class A*	260	4,516
True Religion Apparel, Inc.*	430	11,115

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Unifi, Inc.*	60	$290
UniFirst Corp.	160	6,894
Warnaco Group, Inc.*	1,000	45,290
Wolverine World Wide, Inc.	860	22,756

		221,835

Total Consumer Discretionary		5,229,402

Consumer Staples (5.6%)
Beverages (0.9%)
Coca-Cola Co.	3,780	199,886
Pepsi Bottling Group, Inc.	470	13,710
PepsiCo, Inc.	2,810	200,269

		413,865

Food & Staples Retailing (2.0%)
Casey’s General Stores, Inc.	650	19,611
CVS Caremark Corp.	1,370	46,114
Kroger Co.	11,650	320,142
Longs Drug Stores Corp.	440	33,282
Nash Finch Co.	370	15,954
Pantry, Inc.*	60	1,271
Safeway, Inc.	9,950	236,014
Spartan Stores, Inc.	420	10,450
Wal-Mart Stores, Inc.	3,930	235,368
Weis Markets, Inc.	20	720

		918,926

Food Products (0.2%)
Del Monte Foods Co.	1,780	13,884
Diamond Foods, Inc.	320	8,970
Fresh Del Monte Produce, Inc.*	390	8,658
J & J Snack Foods Corp.	40	1,356
Omega Protein Corp.*	610	7,174
Pilgrim’s Pride Corp.	400	996
Tyson Foods, Inc., Class A	2,410	28,775

		69,813

Household Products (1.1%)
Central Garden & Pet Co., Class A*	40	238
Procter & Gamble Co.	7,010	488,527
WD-40 Co.	150	5,389

		494,154

Personal Products (0.2%)
Chattem, Inc.*	200	15,636
Elizabeth Arden, Inc.*	140	2,748
Herbalife Ltd.	1,250	49,400
Inter Parfums, Inc.	340	4,610
NBTY, Inc.*	760	22,435
Nu Skin Enterprises, Inc., Class A	650	10,543
Prestige Brands Holdings, Inc.*	970	8,614
Revlon, Inc., Class A*	30	446

		114,432

Tobacco (1.2%)
Altria Group, Inc.	7,360	146,022
Lorillard, Inc.	237	16,863
Philip Morris International, Inc.	7,030	338,143
Reynolds American, Inc.	320	15,558
Universal Corp.	940	46,145

		562,731

Total Consumer Staples		2,573,921

Energy (17.2%)
Energy Equipment & Services (2.1%)
Allis-Chalmers Energy, Inc.*	70	886
Bristow Group, Inc.*	60	2,030
Dawson Geophysical Co.*	80	3,735
Dresser-Rand Group, Inc.*	1,480	$46,576
ENGlobal Corp.*	600	7,962
ENSCO International, Inc.	20	1,153
FMC Technologies, Inc.*	520	24,206
Grey Wolf, Inc.*	2,720	21,162
Gulf Island Fabrication, Inc.	240	8,273
GulfMark Offshore, Inc.*	230	10,322
Key Energy Services, Inc.*	790	9,164
Lufkin Industries, Inc.	270	21,425
Matrix Service Co.*	70	1,337
Nabors Industries Ltd.*	1,220	30,402
Natural Gas Services Group, Inc.*	300	5,241
Newpark Resources, Inc.*	1,500	10,950
Noble Corp.	6,760	296,764
North American Energy Partners, Inc.*	300	3,111
Oil States International, Inc.*	1,160	41,006
Parker Drilling Co.*	160	1,283
Patterson-UTI Energy, Inc.	2,300	46,046
Pioneer Drilling Co.*	580	7,714
Schlumberger Ltd.	2,560	199,910
SEACOR Holdings, Inc.*	200	15,790
Transocean, Inc.*	850	93,364
Unit Corp.*	750	37,365

		947,177

Oil, Gas & Consumable Fuels (15.1%)
Abraxas Petroleum Corp.*	630	1,644
Anadarko Petroleum Corp.	6,780	328,898
Apache Corp.	4,080	425,462
Arlington Tankers Ltd.	210	3,230
Berry Petroleum Co., Class A	390	15,105
Bill Barrett Corp.*	370	11,881
BPZ Resources, Inc.*	100	1,720
Brigham Exploration Co.*	840	9,232
Callon Petroleum Co.*	450	8,113
Chesapeake Energy Corp.	220	7,889
Chevron Corp.	12,110	998,833
Cimarex Energy Co.	720	35,215
ConocoPhillips	9,980	731,035
CVR Energy, Inc.*	50	426
Delek U.S. Holdings, Inc.	150	1,390
Delta Petroleum Corp.*	540	7,333
Denbury Resources, Inc.*	2,290	43,602
Devon Energy Corp.	1,230	112,176
Enbridge Energy Management LLC*	40	1,675
Energy Partners Ltd.*	510	4,422
Exxon Mobil Corp.	21,830	1,695,318
Frontier Oil Corp.	890	16,394
Gasco Energy, Inc.*	850	1,547
Georesources, Inc.*	320	3,667
Hess Corp.	3,910	320,933
Knightsbridge Tankers Ltd.	340	9,000
Marathon Oil Corp.	9,570	381,556
Mariner Energy, Inc.*	1,690	34,645
Massey Energy Co.	970	34,600
Meridian Resource Corp.*	960	1,766
Murphy Oil Corp.	1,840	118,018
Noble Energy, Inc.	4,360	242,372
Nordic American Tanker Shipping Ltd.	180	5,771
Occidental Petroleum Corp.	7,990	562,895
Overseas Shipholding Group, Inc.	710	41,400
Plains Exploration & Production Co.*	1,250	43,950

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Rentech, Inc.*	60	$80
Rosetta Resources, Inc.*	810	14,872
Spectra Energy Corp.	5,390	128,282
Stone Energy Corp.*	1,219	51,600
Swift Energy Co.*	440	17,024
Teekay Tankers Ltd., Class A	370	6,264
VAALCO Energy, Inc.*	320	2,189
Valero Energy Corp.	9,010	273,003
VeraSun Energy Corp.*^	1,580	4,945
W&T Offshore, Inc.	1,360	37,114
Westmoreland Coal Co.*	30	474
Whiting Petroleum Corp.*	290	20,665
XTO Energy, Inc.	1,890	87,923

		6,907,548

Total Energy		7,854,725

Financials (10.1%)
Capital Markets (1.0%)
BlackRock, Inc.	650	126,425
E*TRADE Financial Corp.*	1,600	4,480
GAMCO Investors, Inc., Class A	10	593
Goldman Sachs Group, Inc.	1,030	131,840
Greenhill & Co., Inc.	20	1,475
Invesco Ltd.	1,530	32,099
KBW, Inc.*^	260	8,564
Knight Capital Group, Inc., Class A*	1,520	22,587
LaBranche & Co., Inc.*	1,250	5,625
Legg Mason, Inc.	680	25,881
Morgan Stanley	400	9,200
Penson Worldwide, Inc.*	430	5,964
Sanders Morris Harris Group, Inc.	20	173
Stifel Financial Corp.*	110	5,489
SWS Group, Inc.	790	15,927
TD Ameritrade Holding Corp.*	3,730	60,426

		456,748

Commercial Banks (1.3%)
1st Source Corp.	10	235
BancFirst Corp.	20	967
Cathay General Bancorp.	40	952
Central Pacific Financial Corp.	230	3,866
Chemical Financial Corp.	160	4,982
Citizens Republic Bancorp, Inc.	180	554
City Holding Co.	290	12,252
CoBiz Financial, Inc.	10	120
Colonial BancGroup, Inc.	2,640	20,750
Community Bank System, Inc.	610	15,341
Community Trust Bancorp, Inc.	130	4,472
East West Bancorp, Inc.	190	2,603
First Commonwealth Financial Corp.	560	7,543
First Community Bancshares, Inc./Virginia	30	1,126
First Financial Bancorp	100	1,460
First Horizon National Corp.	2,844	26,624
First Merchants Corp.	100	2,280
First Midwest Bancorp, Inc./Illinois	570	13,817
FirstMerit Corp.	260	5,460
Frontier Financial Corp.	820	11,013
Hancock Holding Co.	100	5,100
Hanmi Financial Corp.	40	202
IBERIABANK Corp.	90	4,757
International Bancshares Corp.	520	14,040
MainSource Financial Group, Inc.	340	6,664
National Penn Bancshares, Inc.	1,300	18,980
NBT Bancorp, Inc.	420	$12,566
Old National Bancorp/Indiana	940	18,819
Oriental Financial Group, Inc.	600	10,716
Pacific Capital Bancorp N.A.	1,290	26,251
PacWest Bancorp	70	2,001
Park National Corp.	150	11,700
Popular, Inc.^	5,620	46,590
Provident Bankshares Corp.	520	5,049
Regions Financial Corp.	1,800	17,280
Republic Bancorp, Inc./Kentucky, Class A	130	3,942
S&T Bancorp, Inc.	310	11,417
Sandy Spring Bancorp, Inc.	10	221
Santander BanCorp	160	1,728
Simmons First National Corp., Class A	130	4,628
South Financial Group, Inc.	320	2,346
Southside Bancshares, Inc.	90	2,268
Sterling Bancorp/New York	460	6,652
Susquehanna Bancshares, Inc.	1,350	26,352
TCF Financial Corp.	1,250	22,500
Tompkins Financial Corp.	130	6,565
Trustmark Corp.	100	2,074
UnionBanCal Corp.	110	8,062
United Community Banks, Inc./Georgia	40	530
Webster Financial Corp.	1,120	28,280
Wells Fargo & Co.	1,690	63,426
WesBanco, Inc.	240	6,389
Westamerica Bancorp	120	6,904
Western Alliance Bancorp*	10	155
Wintrust Financial Corp.	100	2,935
Zions Bancorp	540	20,898

		565,404

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	40	120
AmeriCredit Corp.*	660	6,686
Cash America International, Inc.	700	25,228
Discover Financial Services	5,070	70,067
EZCORP, Inc., Class A*	970	18,236
First Cash Financial Services, Inc.*	330	4,950
First Marblehead Corp.	220	548
Nelnet, Inc., Class A	230	3,266
Student Loan Corp.	50	4,650
World Acceptance Corp.*	290	10,440

		144,191

Diversified Financial Services (1.8%)
Asset Acceptance Capital Corp.*	140	1,476
Bank of America Corp.	5,460	191,100
Citigroup, Inc.	5,720	117,317
Encore Capital Group, Inc.*	300	4,110
Financial Federal Corp.	500	11,460
JPMorgan Chase & Co.	8,790	410,493
Leucadia National Corp.	800	36,352
NASDAQ OMX Group, Inc.*	1,990	60,834
PHH Corp.*	410	5,449
PICO Holdings, Inc.*	10	359

		838,950

Insurance (5.5%)
Alleghany Corp.*	10	3,650
Allied World Assurance Co. Holdings Ltd./Bermuda	980	34,810

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
American Equity Investment Life Holding Co.	1,200	$9,000
American Financial Group, Inc./Ohio	1,920	56,640
American National Insurance Co.	30	2,590
American Physicians Capital, Inc.	210	8,889
Amerisafe, Inc.*	530	9,646
Amtrust Financial Services, Inc.	380	5,164
Arch Capital Group Ltd.*	850	62,075
Aspen Insurance Holdings Ltd.	1,800	49,500
Assurant, Inc.	1,170	64,350
Axis Capital Holdings Ltd.	2,080	65,957
Berkshire Hathaway, Inc., Class B*	67	294,465
Brown & Brown, Inc.	2,360	51,023
Chubb Corp.	7,030	385,947
Cincinnati Financial Corp.	1,480	42,091
CNA Financial Corp.	1,790	46,970
CNA Surety Corp.*	210	3,507
Conseco, Inc.*	1,340	4,717
Darwin Professional Underwriters, Inc.*	180	5,600
Delphi Financial Group, Inc., Class A	110	3,084
Employers Holdings, Inc.	720	12,514
Endurance Specialty Holdings Ltd.	1,110	34,321
Everest Reinsurance Group Ltd.	170	14,710
Fidelity National Financial, Inc., Class A	3,730	54,831
First American Corp.	280	8,260
Flagstone Reinsurance Holdings Ltd.	30	308
FPIC Insurance Group, Inc.*	210	10,792
Genworth Financial, Inc., Class A	3,250	27,982
Hanover Insurance Group, Inc.	1,110	50,527
Harleysville Group, Inc.	470	17,766
HCC Insurance Holdings, Inc.	1,930	52,110
Horace Mann Educators Corp.	250	3,218
Infinity Property & Casualty Corp.	300	12,360
IPC Holdings Ltd.	880	26,585
LandAmerica Financial Group, Inc.	70	1,697
Loews Corp.	2,832	111,836
Max Capital Group Ltd.	850	19,746
Meadowbrook Insurance Group, Inc.	90	635
Montpelier Reinsurance Holdings Ltd.	1,070	17,666
Nationwide Financial Services, Inc., Class A^	420	20,719
Navigators Group, Inc.*	60	3,480
Odyssey Reinsurance Holdings Corp.	1,350	59,130
OneBeacon Insurance Group Ltd.	470	9,941
PartnerReinsurance Ltd.	860	58,557
Philadelphia Consolidated Holding Corp.*	1,220	71,455
Phoenix Cos., Inc.	90	832
Platinum Underwriters Holdings Ltd.	750	26,610
PMA Capital Corp., Class A*	190	1,676
Presidential Life Corp.	10	158
ProAssurance Corp.*	470	26,320
Protective Life Corp.	1,310	37,348
Reinsurance Group of America, Inc., Class A	90	4,860
RenaissanceReinsurance Holdings Ltd.	640	33,280
RLI Corp.	160	9,934
Safety Insurance Group, Inc.	380	14,413
Selective Insurance Group, Inc.	940	21,545
StanCorp Financial Group, Inc.	1,090	56,680
State Auto Financial Corp.	230	$6,686
Torchmark Corp.	310	18,538
Transatlantic Holdings, Inc.	370	20,110
Travelers Cos., Inc.	2,760	124,752
United America Indemnity Ltd., Class A*	30	427
Unitrin, Inc.	400	9,976
Unum Group	3,280	82,328
Validus Holdings Ltd.	20	465
W.R. Berkley Corp.	2,400	56,520
Wesco Financial Corp.	10	3,570
White Mountains Insurance Group Ltd.	40	18,790
Willis Group Holdings Ltd.	890	28,711
Zenith National Insurance Corp.	390	14,290

		2,529,640

Real Estate Management & Development (0.0%)
Forestar Real Estate Group, Inc.*	40	590

Thrifts & Mortgage Finance (0.2%)
Anchor Bancorp Wisconsin, Inc.	140	1,029
Bank Mutual Corp.	820	9,307
BankFinancial Corp.	10	147
Brookline Bancorp, Inc.	350	4,476
Dime Community Bancshares, Inc.	700	10,654
Farmer Mac, Class C	80	328
First Place Financial Corp./Ohio	210	2,699
Flagstar Bancorp, Inc.	60	179
Flushing Financial Corp.	470	8,225
Hudson City Bancorp, Inc.	1,270	23,432
Northwest Bancorp, Inc.	10	275
OceanFirst Financial Corp.	170	3,080
Ocwen Financial Corp.*	260	2,093
PMI Group, Inc.	820	2,419
Provident Financial Services, Inc.	610	10,071
Provident New York Bancorp	290	3,834
TFS Financial Corp.	560	7,011
Tree.com, Inc.*	100	482
Trustco Bank Corp./New York	300	3,513

		93,254

Total Financials		4,628,777

Health Care (7.9%)
Biotechnology (0.8%)
Allos Therapeutics, Inc.*	200	1,482
Amgen, Inc.*	3,000	177,810
Celera Corp.*	30	463
Celldex Therapeutics, Inc.*	50	582
Cubist Pharmaceuticals, Inc.*	780	17,339
CV Therapeutics, Inc.*	390	4,212
Dendreon Corp.*	710	4,054
Emergent Biosolutions, Inc.*	490	6,414
Enzon Pharmaceuticals, Inc.*	970	7,159
Genentech, Inc.*	790	70,057
Geron Corp.*	60	237
Gilead Sciences, Inc.*	470	21,423
GTx, Inc.*	170	3,233
Human Genome Sciences, Inc.*	200	1,270
Ligand Pharmaceuticals, Inc., Class B*	50	148
MannKind Corp.*	40	154
Martek Biosciences Corp.*	670	21,051
Momenta Pharmaceuticals, Inc.*	550	7,210
Nabi Biopharmaceuticals*	50	233

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
PDL BioPharma, Inc.	1,180	$10,986
Progenics Pharmaceuticals, Inc.*	70	932
Seattle Genetics, Inc.*	60	642

		357,091

Health Care Equipment & Supplies (0.5%)
American Medical Systems Holdings, Inc.*	350	6,216
Analogic Corp.	270	13,435
AngioDynamics, Inc.*	140	2,212
Boston Scientific Corp.*	90	1,104
CONMED Corp.*	260	8,320
CryoLife, Inc.*	440	5,773
Cyberonics, Inc.*	580	9,860
Datascope Corp.	220	11,359
Exactech, Inc.*	240	5,338
Hill-Rom Holdings, Inc.	840	25,461
Invacare Corp.	400	9,656
IRIS International, Inc.*	60	1,074
Kensey Nash Corp.*	320	10,067
Merit Medical Systems, Inc.*	510	9,573
Natus Medical, Inc.*	380	8,611
Quidel Corp.*	530	8,697
Sirona Dental Systems, Inc.*	470	10,942
Somanetics Corp.*	160	3,499
SonoSite, Inc.*	130	4,082
STERIS Corp.	600	22,548
Symmetry Medical, Inc.*	140	2,598
Synovis Life Technologies, Inc.*	170	3,199
Teleflex, Inc.	90	5,714
Vital Signs, Inc.	60	4,434
Vnus Medical Technologies, Inc.*	270	5,651
Zoll Medical Corp.*	350	11,452

		210,875

Health Care Providers & Services (2.3%)
Aetna, Inc.	8,230	297,185
Alliance Imaging, Inc.*	470	4,827
Almost Family, Inc.*	90	3,560
AMERIGROUP Corp.*	530	13,377
AMN Healthcare Services, Inc.*	580	10,191
Assisted Living Concepts, Inc., Class A*	100	637
Cardinal Health, Inc.	300	14,784
Centene Corp.*	1,080	22,151
Chemed Corp.	410	16,835
Corvel Corp.*	100	2,861
Coventry Health Care, Inc.*	540	17,577
Cross Country Healthcare, Inc.*	180	2,932
Emergency Medical Services Corp., Class A*	90	2,689
Gentiva Health Services, Inc.*	260	7,004
Hanger Orthopedic Group, Inc.*	670	11,691
Health Net, Inc.*	2,120	50,032
HealthExtras, Inc.*	380	9,926
Healthspring, Inc.*	1,670	35,337
Kindred Healthcare, Inc.*	410	11,304
Landauer, Inc.	170	12,367
LifePoint Hospitals, Inc.*	860	27,640
Lincare Holdings, Inc.*	750	22,568
Magellan Health Services, Inc.*	30	1,232
MedCath Corp.*	100	1,792
Molina Healthcare, Inc.*	440	13,640
National Healthcare Corp.	10	471
Odyssey HealthCare, Inc.*	730	7,409
Omnicare, Inc.	530	$15,248
Owens & Minor, Inc.	560	27,160
PharMerica Corp.*	530	11,920
PSS World Medical, Inc.*	310	6,045
RehabCare Group, Inc.*	430	7,783
Res-Care, Inc.*	180	3,265
Skilled Healthcare Group, Inc., Class A*	90	1,430
UnitedHealth Group, Inc.	1,070	27,167
Universal American Financial Corp.*	130	1,585
Universal Health Services, Inc., Class B	690	38,661
WellCare Health Plans, Inc.*	100	3,600
WellPoint, Inc.*	6,340	296,522

		1,062,405

Life Sciences Tools & Services (0.4%)
Albany Molecular Research, Inc.*	450	8,141
Applied Biosystems, Inc.	1,540	52,745
eResearchTechnology, Inc.*	630	7,503
Life Sciences Research, Inc.*	70	2,450
Luminex Corp.*	150	3,751
Medivation, Inc.*	60	1,588
Nektar Therapeutics*	500	1,795
Pharmaceutical Product Development, Inc.	1,440	59,544
Thermo Fisher Scientific, Inc.*	500	27,500
Varian, Inc.*	410	17,589

		182,606

Pharmaceuticals (3.9%)
Abbott Laboratories, Inc.	1,130	65,065
Alpharma, Inc., Class A*	610	22,503
BioMimetic Therapeutics, Inc.*	40	442
Eli Lilly & Co.	2,760	121,523
Endo Pharmaceuticals Holdings, Inc.*	1,980	39,600
Johnson & Johnson	8,710	603,429
King Pharmaceuticals, Inc.*	5,650	54,127
KV Pharmaceutical Co., Class A*^	70	1,590
Medicis Pharmaceutical Corp., Class A	610	9,095
Merck & Co., Inc.	8,070	254,689
Noven Pharmaceuticals, Inc.*	680	7,942
Pain Therapeutics, Inc.*^	210	2,052
Pfizer, Inc.	25,390	468,192
Pozen, Inc.*	170	1,787
Salix Pharmaceuticals Ltd.*	50	320
Sepracor, Inc.*	2,760	50,536
Vivus, Inc.*	200	1,588
Warner Chilcott Ltd., Class A*	1,250	18,900
Watson Pharmaceuticals, Inc.*	2,110	60,135

		1,783,515

Total Health Care		3,596,492

Industrials (14.3%)
Aerospace & Defense (3.6%)
Aerovironment, Inc.*	250	7,988
American Science & Engineering, Inc.	60	3,584
Argon ST, Inc.*	150	3,523
Axsys Technologies, Inc.*	200	11,788
BE Aerospace, Inc.*	2,010	31,818
Boeing Co.	7,500	430,125
Ceradyne, Inc.*	490	17,963
DRS Technologies, Inc.	880	67,540
Ducommun, Inc.	260	6,209
DynCorp International, Inc., Class A*	60	1,006

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Esterline Technologies Corp.*	470	$18,607
GenCorp, Inc.*	180	1,213
General Dynamics Corp.	1,380	101,596
Herley Industries, Inc.*	10	171
Honeywell International, Inc.	350	14,542
L-3 Communications Holdings, Inc.	1,530	150,430
Northrop Grumman Corp.	4,750	287,565
Orbital Sciences Corp.*	220	5,273
Raytheon Co.	5,680	303,937
Stanley, Inc.*	220	8,120
Triumph Group, Inc.	320	14,627
United Technologies Corp.	2,610	156,757

		1,644,382

Air Freight & Logistics (0.1%)
Hub Group, Inc., Class A*	670	25,226
Pacer International, Inc.	640	10,541
UTi Worldwide, Inc.	110	1,872

		37,639

Airlines (0.1%)
Continental Airlines, Inc., Class B*	970	16,180
Hawaiian Holdings, Inc.*	1,150	10,672
Republic Airways Holdings, Inc.*	830	8,458
SkyWest, Inc.	1,230	19,655

		54,965

Building Products (0.2%)
AAON, Inc.	450	8,186
American Woodmark Corp.	40	898
Ameron International Corp.	10	716
Armstrong World Industries, Inc.	170	4,913
Gibraltar Industries, Inc.	360	6,736
Griffon Corp.*^	265	2,390
Insteel Industries, Inc.	590	8,018
Lennox International, Inc.	780	25,951
NCI Building Systems, Inc.*	440	13,970
Owens Corning, Inc.*	360	8,608
Quanex Building Products Corp.	830	12,649
Trex Co., Inc.*	40	724
Universal Forest Products, Inc.	420	14,662

		108,421

Commercial Services & Supplies (1.6%)
ACCO Brands Corp.*	160	1,206
Allied Waste Industries, Inc.*	280	3,111
American Ecology Corp.	350	9,685
American Reprographics Co.*	410	7,073
Amrep Corp.*	50	2,121
Bowne & Co., Inc.	230	2,657
Brink’s Co.	860	52,477
Casella Waste Systems, Inc., Class A*	310	3,639
Clean Harbors, Inc.*	180	12,159
Comfort Systems USA, Inc.	800	10,688
Consolidated Graphics, Inc.*	50	1,517
Copart, Inc.*	530	20,140
Cornell Cos., Inc.*	290	7,882
Deluxe Corp.	1,170	16,836
G&K Services, Inc., Class A	320	10,576
Healthcare Services Group, Inc.	80	1,463
Herman Miller, Inc.	1,760	43,067
HNI Corp.	870	22,046
IKON Office Solutions, Inc.	1,911	32,506
Interface, Inc., Class A	440	5,003
Kimball International, Inc., Class B	20	216
Knoll, Inc.	1,010	15,271
M&F Worldwide Corp.*	10	400
McGrath RentCorp	60	$1,729
Mine Safety Appliances Co.	310	11,817
PRG-Schultz International, Inc.*	20	179
R.R. Donnelley & Sons Co.	2,370	58,136
Schawk, Inc.	110	1,663
Standard Register Co.	660	6,501
Steelcase, Inc., Class A	2,360	25,370
Sykes Enterprises, Inc.*	580	12,737
Team, Inc.*	320	11,558
United Stationers, Inc.*	600	28,698
Viad Corp.	360	10,364
Waste Management, Inc.	9,030	284,355
Waste Services, Inc.*	10	74

		734,920

Construction & Engineering (0.4%)
Aecom Technology Corp.*	1,660	40,570
Dycom Industries, Inc.*	720	9,374
EMCOR Group, Inc.*	1,480	38,954
Granite Construction, Inc.^	510	18,268
Insituform Technologies, Inc., Class A*	540	8,078
Integrated Electrical Services, Inc.*	10	176
KBR, Inc.	2,000	30,540
MasTec, Inc.*	950	12,626
Michael Baker Corp.*	40	1,392
Northwest Pipe Co.*	180	7,852
Pike Electric Corp.*	700	10,311

		178,141

Electrical Equipment (0.9%)
A.O. Smith Corp.	420	16,460
Acuity Brands, Inc.	1,400	58,464
AZZ, Inc.*	290	11,997
Baldor Electric Co.	530	15,269
Belden, Inc.	690	21,935
Brady Corp., Class A	270	9,526
C&D Technologies, Inc.*	460	2,613
Cooper Industries Ltd., Class A	1,210	48,340
Emerson Electric Co.	1,220	49,764
Encore Wire Corp.	410	7,425
GrafTech International Ltd.*	3,160	47,748
Hubbell, Inc., Class B	100	3,505
Plug Power, Inc.*	80	79
Powell Industries, Inc.*	190	7,754
Roper Industries, Inc.	200	11,392
Thomas & Betts Corp.*	1,130	44,149
Woodward Governor Co.	1,350	47,614

		404,034

Industrial Conglomerates (1.9%)
3M Co.	1,900	129,789
Carlisle Cos., Inc.	80	2,398
General Electric Co.	25,650	654,075
Raven Industries, Inc.	290	11,411
Standex International Corp.	10	278
Tredegar Corp.	180	3,202
Tyco International Ltd.	2,370	82,997

		884,150

Machinery (3.2%)
Altra Holdings, Inc.*	170	2,509
Ampco-Pittsburgh Corp.	110	2,849
Badger Meter, Inc.	300	14,085
Barnes Group, Inc.	280	5,662
Blount International, Inc.*	840	9,349
Briggs & Stratton Corp.	150	2,427

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Cascade Corp.	120	$5,257
Caterpillar, Inc.	3,250	193,700
CIRCOR International, Inc.	60	2,606
Columbus McKinnon Corp.*	360	8,485
Commercial Vehicle Group, Inc.*	170	1,209
Crane Co.	300	8,913
Cummins, Inc.	3,910	170,945
Dover Corp.	1,670	67,719
Eaton Corp.	70	3,933
EnPro Industries, Inc.*	410	15,236
Federal Signal Corp.	790	10,823
Gardner Denver, Inc.*	1,070	37,150
Gorman-Rupp Co.	330	12,448
Graham Corp.	90	4,869
Greenbrier Cos., Inc.	110	2,146
IDEX Corp.	1,550	48,081
Illinois Tool Works, Inc.	1,980	88,011
Ingersoll-Rand Co., Ltd., Class A	2,960	92,263
John Bean Technologies Corp.*	233	2,950
Kadant, Inc.*	330	7,514
Kennametal, Inc.	1,660	45,019
L.B. Foster Co., Class A*	20	608
Lincoln Electric Holdings, Inc.	720	46,303
Lydall, Inc.*	490	4,719
Mueller Industries, Inc.	780	17,948
Mueller Water Products, Inc., Class A	420	3,772
NACCO Industries, Inc., Class A	10	945
Navistar International Corp.*	260	14,087
NN, Inc.	390	5,012
Nordson Corp.	760	37,324
Oshkosh Corp.	890	11,712
Parker Hannifin Corp.	4,080	216,240
Pentair, Inc.	1,270	43,904
Robbins & Myers, Inc.	320	9,898
Sauer-Danfoss, Inc.	10	247
Sun Hydraulics Corp.	260	6,770
Tecumseh Products Co., Class A*	320	8,013
Thermadyne Holdings Corp.*	10	167
Timken Co.	1,820	51,597
Titan International, Inc.	160	3,411
Toro Co.	660	27,258
Trimas Corp.*	10	66
Trinity Industries, Inc.	450	11,578
Twin Disc, Inc.	40	550
Wabash National Corp.	330	3,118
Wabtec Corp.	910	46,619
Watts Water Technologies, Inc., Class A	490	13,401
Xerium Technologies, Inc.	160	1,030

		1,452,455

Marine (0.1%)
Alexander & Baldwin, Inc.	400	17,612
American Commercial Lines, Inc.*	170	1,809
Excel Maritime Carriers Ltd.	140	2,111
Star Bulk Carriers Corp.^	890	6,230
TBS International Ltd., Class A*	70	942
Ultrapetrol Bahamas Ltd.*	50	393

		29,097

Professional Services (0.7%)
Administaff, Inc.	560	15,243
CBIZ, Inc.*	1,020	8,619
CDI Corp.	420	9,379
Corporate Executive Board Co.	20	625
CoStar Group, Inc.*	10	$454
CRA International, Inc.*	170	4,672
Exponent, Inc.*	310	10,258
First Advantage Corp., Class A*	150	2,107
Heidrick & Struggles International, Inc.	240	7,236
Hill International, Inc.*	630	8,725
Hudson Highland Group, Inc.*	310	2,154
ICF International, Inc.*	100	1,975
Kelly Services, Inc., Class A	520	9,906
Kforce, Inc.*	20	204
Korn/Ferry International*	590	10,514
Manpower, Inc.	1,110	47,908
Monster Worldwide, Inc.*	2,750	41,003
MPS Group, Inc.*	1,900	19,152
Navigant Consulting, Inc.*	40	796
On Assignment, Inc.*	290	2,285
Resources Connection, Inc.*	840	18,925
Robert Half International, Inc.	2,460	60,885
School Specialty, Inc.*	330	10,293
TrueBlue, Inc.*	770	12,443
Watson Wyatt Worldwide, Inc., Class A	610	30,335

		336,096

Road & Rail (1.0%)
Amerco, Inc.*	30	1,258
Arkansas Best Corp.	650	21,898
Avis Budget Group, Inc.*	2,290	13,145
Celadon Group, Inc.*	220	2,523
CSX Corp.	450	24,556
Heartland Express, Inc.	370	5,742
Hertz Global Holdings, Inc.*	4,680	35,428
Marten Transport Ltd.*	400	7,804
Norfolk Southern Corp.	3,660	242,329
Old Dominion Freight Line, Inc.*	480	13,603
Ryder System, Inc.	680	42,160
Werner Enterprises, Inc.	890	19,322
YRC Worldwide, Inc.*^	1,180	14,113

		443,881

Trading Companies & Distributors (0.5%)
Applied Industrial Technologies, Inc.	970	26,122
Beacon Roofing Supply, Inc.*	770	12,027
BlueLinx Holdings, Inc.	20	106
DXP Enterprises, Inc.*	130	6,930
GATX Corp.	570	22,555
H&E Equipment Services, Inc.*	50	483
Houston Wire & Cable Co.	540	9,272
Interline Brands, Inc.*	30	486
Kaman Corp.	40	1,139
MSC Industrial Direct Co., Class A	1,050	48,374
RSC Holdings, Inc.*	20	227
Rush Enterprises, Inc., Class A*	360	4,608
TAL International Group, Inc.	50	1,041
Textainer Group Holdings Ltd.	50	760
United Rentals, Inc.*	2,082	31,730
W.W. Grainger, Inc.	240	20,873
Watsco, Inc.^	280	14,078

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
WESCO International, Inc.*	630	$20,273

		221,084

Transportation Infrastructure (0.0%)
CAI International, Inc.*	400	4,424

Total Industrials		6,533,689

Information Technology (22.0%)
Communications Equipment (2.7%)
3Com Corp.*	250	582
ADTRAN, Inc.	880	17,151
Avanex Corp.*	145	679
Avocent Corp.*	910	18,619
Black Box Corp.	120	4,144
Brocade Communications Systems, Inc.*	7,700	44,814
Ciena Corp.*	550	5,544
Cisco Systems, Inc.*	28,160	635,290
Comtech Telecommunications Corp.*	140	6,894
Corning, Inc.	1,420	22,209
Digi International, Inc.*	20	204
EchoStar Corp., Class A*	1,102	26,558
Emulex Corp.*	1,760	18,779
Extreme Networks, Inc.*	143	482
F5 Networks, Inc.*	750	17,535
Harris Corp.	160	7,392
InterDigital, Inc.*	220	5,291
Ixia*	420	3,095
JDS Uniphase Corp.*	5,420	45,853
Loral Space & Communications, Inc.*	10	148
Oplink Communications, Inc.*	10	121
Parkervision, Inc.*	100	1,000
Plantronics, Inc.	1,480	33,330
Polycom, Inc.*	1,550	35,851
Powerwave Technologies, Inc.*	2,500	9,900
QUALCOMM, Inc.	4,650	199,810
SeaChange International, Inc.*	1,170	11,302
Tekelec*	1,550	21,684
Tellabs, Inc.*	8,070	32,764
Utstarcom, Inc.*	190	640
ViaSat, Inc.*	10	236

		1,227,901

Computers & Peripherals (4.6%)
3PAR, Inc.*	580	3,741
Adaptec, Inc.*	1,280	4,198
Apple, Inc.*	2,120	240,959
Avid Technology, Inc.*	250	6,015
Compellent Technologies, Inc.*	60	744
Dell, Inc.*	2,550	42,024
Electronics for Imaging, Inc.*	730	10,169
EMC Corp.*	1,350	16,146
Hewlett-Packard Co.	15,350	709,784
Hutchinson Technology, Inc.*	20	232
Imation Corp.	520	11,747
Intermec, Inc.*	170	3,339
International Business Machines Corp.	5,310	621,058
Lexmark International, Inc., Class A*	1,700	55,369
NCR Corp.*	2,450	54,022
Netezza Corp.*	500	5,305
QLogic Corp.*	2,620	40,243
SanDisk Corp.*	2,890	56,499
Seagate Technology	5,170	62,660
STEC, Inc.*^	940	7,238
Sun Microsystems, Inc.*	8,250	$62,700
Synaptics, Inc.*	785	23,723
Teradata Corp.*	420	8,190
Western Digital Corp.*	2,690	57,351
Xyratex Ltd.*	360	4,007

		2,107,463

Electronic Equipment, Instruments & Components (1.8%)
Agilent Technologies, Inc.*	2,010	59,617
Agilysys, Inc.	20	202
Amphenol Corp., Class A	1,670	67,034
Anixter International, Inc.*	430	25,589
Arrow Electronics, Inc.*	1,960	51,391
Avnet, Inc.*	2,430	59,851
AVX Corp.	1,410	14,368
Benchmark Electronics, Inc.*	1,380	19,430
Cogent, Inc.*	730	7,461
Cognex Corp.	730	14,717
Coherent, Inc.*	630	22,397
CTS Corp.	710	9,074
Daktronics, Inc.	270	4,498
Dolby Laboratories, Inc., Class A*	200	7,038
DTS, Inc*	330	9,184
Electro Scientific Industries, Inc.*	120	1,706
Gerber Scientific, Inc.*	130	1,188
Ingram Micro, Inc., Class A*	3,130	50,299
Insight Enterprises, Inc.*	790	10,594
IPG Photonics Corp.*	100	1,951
Itron, Inc.*	110	9,738
Jabil Circuit, Inc.	4,420	42,167
Littelfuse, Inc.*	360	10,703
Methode Electronics, Inc.	590	5,275
Molex, Inc.	2,350	52,758
MTS Systems Corp.	290	12,209
Multi-Fineline Electronix, Inc.*	410	6,064
National Instruments Corp.	1,260	37,863
Newport Corp.*	440	4,743
OSI Systems, Inc.*	140	3,291
Park Electrochemical Corp.	330	7,999
PC Connection, Inc.*	160	1,070
Plexus Corp.*	920	19,044
RadiSys Corp.*	20	172
Rofin-Sinar Technologies, Inc.*	150	4,591
Rogers Corp.*	260	9,615
Scansource, Inc.*	30	864
SYNNEX Corp.*	550	12,287
Tech Data Corp.*	660	19,701
Technitrol, Inc.	730	10,797
Trimble Navigation Ltd.*	1,730	44,738
TTM Technologies, Inc.*	820	8,134
Tyco Electronics Ltd.	1,930	53,384
Vishay Intertechnology, Inc.*	2,320	15,358

		830,154

Internet Software & Services (0.9%)
Art Technology Group, Inc.*	360	1,267
AsiaInfo Holdings, Inc.*	690	6,334
Digital River, Inc.*	240	7,776
EarthLink, Inc.*	480	4,080
Google, Inc., Class A*	500	200,260
IAC/InterActiveCorp*	2,380	41,174
Interwoven, Inc.*	780	11,014
j2 Global Communications, Inc.*	890	20,782
Limelight Networks, Inc.*	30	75
Marchex, Inc., Class B	30	309

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Move, Inc.*	40	$85
NIC, Inc.	430	2,967
Open Text Corp.*	1,080	37,346
RealNetworks, Inc.*	440	2,235
S1 Corp.*	1,120	6,854
Sohu.com, Inc.*	530	29,547
Switch & Data Facilities Co., Inc.*	70	872
United Online, Inc.	410	3,858
ValueClick, Inc.*	210	2,148
Vignette Corp.*	740	7,948
Vocus, Inc.*	290	9,848

		396,779

IT Services (0.9%)
Acxiom Corp.	820	10,283
Affiliated Computer Services, Inc., Class A*	1,230	62,275
Broadridge Financial Solutions, Inc.	2,290	35,243
CIBER, Inc.*	1,130	7,899
Computer Sciences Corp.*	1,620	65,108
Convergys Corp.*	1,780	26,308
CSG Systems International, Inc.*	610	10,693
Fidelity National Information Services, Inc.	640	11,814
Forrester Research, Inc.*	290	8,503
Gartner, Inc.*	1,370	31,071
Global Cash Access Holdings, Inc.*	950	4,807
Global Payments, Inc.	230	10,318
Hackett Group, Inc.*	30	163
Hewitt Associates, Inc., Class A*	1,530	55,753
iGATE Corp.*	140	1,214
infoGROUP, Inc.	20	132
Integral Systems, Inc.*	520	10,800
Mastech Holdings, Inc.*	7	51
Metavante Technologies, Inc.*	160	3,082
Ness Technologies, Inc.*	310	3,556
Perot Systems Corp., Class A*	1,460	25,331
RightNow Technologies, Inc.*	540	6,788
Sapient Corp.*	170	1,263
TeleTech Holdings, Inc.*	550	6,842
Total System Services, Inc.	420	6,888
Unisys Corp.*	290	797
Visa, Inc., Class A	330	20,259

		427,241

Office Electronics (0.6%)
Xerox Corp.	21,650	249,625
Zebra Technologies Corp., Class A*	1,160	32,306

		281,931

Semiconductors & Semiconductor Equipment (4.9%)
Actel Corp.*	610	7,613
Advanced Energy Industries, Inc.*	650	8,892
Altera Corp.	3,340	69,071
Amkor Technology, Inc.*	2,750	17,517
Analog Devices, Inc.	2,630	69,300
Applied Materials, Inc.	19,760	298,969
Atmel Corp.*	5,920	20,069
ATMI, Inc.*	60	1,079
Brooks Automation, Inc.*	150	1,254
Cabot Microelectronics Corp.*	790	25,343
Cirrus Logic, Inc.*	1,380	7,521
Conexant Systems, Inc.*	300	1,203
Cymer, Inc.*	590	14,945
DSP Group, Inc.*	20	153
Entegris, Inc.*	2,370	11,471
Exar Corp.*	50	$383
Fairchild Semiconductor International, Inc.*	1,960	17,424
FEI Co.*	60	1,428
Integrated Device Technology, Inc.*	2,560	19,917
Intel Corp.	35,600	666,788
Intersil Corp., Class A	2,720	45,097
IXYS Corp.	20	182
KLA-Tencor Corp.	1,840	58,236
Lattice Semiconductor Corp.*	3,470	7,148
Linear Technology Corp.	2,310	70,825
LSI Corp.*	9,740	52,206
Marvell Technology Group Ltd.*	5,690	52,917
Mattson Technology, Inc.*	50	236
Micrel, Inc.	1,110	10,068
Microsemi Corp.*	240	6,115
MKS Instruments, Inc.*	1,890	37,630
Monolithic Power Systems, Inc.*	460	7,990
National Semiconductor Corp.	1,990	34,248
Netlogic Microsystems, Inc.*^	310	9,374
Novellus Systems, Inc.*	1,110	21,800
Pericom Semiconductor Corp.*	690	7,245
PMC-Sierra, Inc.*	2,740	20,331
Power Integrations, Inc.*	90	2,169
RF Micro Devices, Inc.*	2,180	6,366
Semtech Corp.*	2,780	38,809
Silicon Image, Inc.*	1,440	7,690
Silicon Laboratories, Inc.*	460	14,122
Silicon Storage Technology, Inc.*	30	98
Spansion, Inc., Class A*	180	279
Supertex, Inc.*	100	2,816
Techwell, Inc.*	60	566
Teradyne, Inc.*	4,980	38,894
Texas Instruments, Inc.	17,830	383,345
Ultratech, Inc.*	700	8,470
Veeco Instruments, Inc.*	290	4,295
Verigy Ltd.*	70	1,140
Volterra Semiconductor Corp.*	620	7,893
Xilinx, Inc.	1,580	37,051

		2,255,991

Software (5.6%)
Activision Blizzard, Inc.*	1,420	21,911
Amdocs Ltd.*	2,300	62,974
ANSYS, Inc.*	410	15,527
Aspen Technology, Inc.*	790	10,033
Autodesk, Inc.*	2,210	74,145
BMC Software, Inc.*	490	14,029
Bottomline Technologies, Inc.*	180	1,872
CA, Inc.	6,810	135,928
Cadence Design Systems, Inc.*	5,520	37,315
Check Point Software Technologies Ltd.*	1,910	43,433
Citrix Systems, Inc.*	1,150	29,049
Compuware Corp.*	5,860	56,783
Concur Technologies, Inc.*	420	16,069
EPIQ Systems, Inc.*	660	8,976
Fair Isaac Corp.	760	17,518
i2 Technologies, Inc.*^	20	270
Informatica Corp.*	460	5,975
Intuit, Inc.*	2,970	93,882
JDA Software Group, Inc.*	530	8,061
Lawson Software, Inc.*	1,130	7,910
Manhattan Associates, Inc.*	440	9,830

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Mentor Graphics Corp.*	130	$1,476
Micros Systems, Inc.*^	200	5,332
Microsoft Corp.	38,190	1,019,291
MicroStrategy, Inc., Class A*	170	10,120
Net 1 UEPS Technologies, Inc.*	1,110	24,786
Oracle Corp.*	11,440	232,346
Parametric Technology Corp.*	880	16,192
Pegasystems, Inc.	150	1,937
Progress Software Corp.*	430	11,176
Quest Software, Inc.*	810	10,279
Secure Computing Corp.*	1,320	7,234
SPSS, Inc.*	320	9,395
Sybase, Inc.*	1,770	54,197
Symantec Corp.*	19,380	379,460
Synopsys, Inc.*	2,180	43,491
TIBCO Software, Inc.*	3,340	24,449
TiVo, Inc.*	130	952
Wind River Systems, Inc.*	1,500	15,000

		2,538,603

Total Information Technology		10,066,063

Materials (5.7%)
Chemicals (2.1%)
A. Schulman, Inc.	480	9,494
American Vanguard Corp.	50	754
Ashland, Inc.	430	12,573
Balchem Corp.	90	2,400
Calgon Carbon Corp.*	870	17,713
Celanese Corp., Class A	740	20,653
CF Industries Holdings, Inc.	530	48,474
Chemtura Corp.	3,480	15,869
Cytec Industries, Inc.	580	22,568
Dow Chemical Co.	2,610	82,946
Ferro Corp.	680	13,668
FMC Corp.	20	1,028
H.B. Fuller Co.	950	19,826
Hercules, Inc.	2,630	52,048
Innophos Holdings, Inc.	340	8,289
Innospec, Inc.	310	3,739
Koppers Holdings, Inc.	370	13,842
LSB Industries, Inc.*	170	2,354
Minerals Technologies, Inc.	330	19,589
Monsanto Co.	2,470	244,481
Mosaic Co.	1,060	72,101
Nalco Holding Co.	2,500	46,350
NewMarket Corp.	260	13,666
Nova Chemicals Corp.	840	18,984
Olin Corp.	1,130	21,922
PolyOne Corp.*	1,540	9,933
Quaker Chemical Corp.	390	11,099
Rockwood Holdings, Inc.*	100	2,566
RPM International, Inc.	2,590	50,091
Scotts Miracle-Gro Co., Class A	520	12,293
Spartech Corp.	40	396
Stepan Co.	130	7,094
Terra Industries, Inc.	1,330	39,102
Valhi, Inc.^	130	2,340
Valspar Corp.	1,670	37,224
Westlake Chemical Corp.	460	9,674
Zep, Inc.	470	$8,291

		975,434

Construction Materials (0.0%)
Headwaters, Inc.*	730	9,745

Containers & Packaging (0.8%)
AptarGroup, Inc.	210	8,213
Ball Corp.	120	4,739
Crown Holdings, Inc.*	2,060	45,752
Greif, Inc., Class A	840	55,121
Myers Industries, Inc.	30	378
Owens-Illinois, Inc.*	1,700	49,980
Rock-Tenn Co., Class A	1,200	47,976
Sealed Air Corp.	2,880	63,331
Silgan Holdings, Inc.	10	511
Smurfit-Stone Container Corp.*	1,370	6,439
Sonoco Products Co.	1,770	52,534
Temple-Inland, Inc.	800	12,208

		347,182

Metals & Mining (2.6%)
A.M. Castle & Co.	400	6,912
AK Steel Holding Corp.	1,730	44,842
Alcoa, Inc.	9,580	216,316
Carpenter Technology Corp.	270	6,926
Freeport-McMoRan Copper & Gold, Inc.	4,800	272,880
Haynes International, Inc.*	10	468
Kaiser Aluminum Corp.	360	15,462
Newmont Mining Corp.	520	20,155
Nucor Corp.	6,440	254,380
Olympic Steel, Inc.	220	6,488
Reliance Steel & Aluminum Co.	1,120	42,526
RTI International Metals, Inc.*	80	1,565
Schnitzer Steel Industries, Inc., Class A	850	33,354
Southern Copper Corp.	10,700	204,156
Sutor Technology Group Ltd.*	20	66
United States Steel Corp.	430	33,372
Universal Stainless & Alloy Products, Inc.*	40	1,022
Worthington Industries, Inc.	2,330	34,810

		1,195,700

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.*	30	246
Deltic Timber Corp.	210	13,365
Domtar Corp.*	3,870	17,802
Glatfelter	780	10,561
Louisiana-Pacific Corp.	220	2,046
MeadWestvaco Corp.	510	11,888
Mercer International, Inc.*^	220	805
Neenah Paper, Inc.	20	396
Schweitzer-Mauduit International, Inc.	50	950
Verso Paper Corp.	80	211
Wausau Paper Corp.	410	4,153

		62,423

Total Materials		2,590,484

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	18,724	522,774
Atlantic Tele-Network, Inc.	160	4,480
CenturyTel, Inc.	460	16,859
Embarq Corp.	1,630	66,096

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Iowa Telecommunications Services, Inc.	590	$11,021
NTELOS Holdings Corp.	540	14,521
Premiere Global Services, Inc.*	1,600	22,496
Verizon Communications, Inc.	7,000	224,630
Windstream Corp.	4,820	52,731

		935,608

Wireless Telecommunication Services (0.9%)
Centennial Communications Corp.*	1,950	12,168
Clearwire Corp., Class A*	670	7,960
iPCS, Inc.*	320	7,126
MetroPCS Communications, Inc.*	2,170	30,358
Sprint Nextel Corp.	39,510	241,011
Syniverse Holdings, Inc.*	2,410	40,030
Telephone & Data Systems, Inc.	1,360	48,620
U.S. Cellular Corp.*	440	20,645
USA Mobility, Inc.*	130	1,430

		409,348

Total Telecommunication Services		1,344,956

Utilities (1.4%)
Electric Utilities (1.0%)
American Electric Power Co., Inc.	30	1,111
DPL, Inc.	1,660	41,168
Duke Energy Corp.	13,080	227,984
FirstEnergy Corp.	1,920	128,621
Hawaiian Electric Industries, Inc.	150	4,367
Sierra Pacific Resources	1,060	10,155
UIL Holdings Corp.	210	7,209
Unisource Energy Corp.	170	4,962

		425,577

Gas Utilities (0.1%)
Laclede Group, Inc.	480	23,275
New Jersey Resources Corp.	90	3,230
South Jersey Industries, Inc.	100	3,570
Southwest Gas Corp.	110	3,329
WGL Holdings, Inc.	700	22,715

		56,119

Independent Power Producers & Energy Traders (0.1%)
Mirant Corp.*	950	17,376
Reliant Energy, Inc.*	3,390	24,916

		42,292

Multi-Utilities (0.2%)
Avista Corp.	1,050	22,796
CH Energy Group, Inc.	50	2,178
Integrys Energy Group, Inc.	1,180	58,929

		83,903

Water Utilities (0.0%)
American States Water Co.	40	1,540
Cascal N.V.	90	945
SJW Corp.	270	8,092

		10,577

Total Utilities		618,468

Total Common Stocks (98.5%)
(Cost $52,727,016)		45,036,977

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (0.3%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$158,130	$158,130

Time Deposit (0.9%)
JPMorgan Chase Nassau
0.58%, 10/1/08	406,787	406,787

Total Short-Term Investments (1.2%) (Amortized Cost $564,917)		564,917

Total Investments (99.7%) (Cost/Amortized Cost $53,291,933)		45,601,894
Other Assets Less Liabilities (0.3%)		116,556

Net Assets (100%)		$45,718,450

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$45,036,977	$564,917	$—	$45,601,894
Other Investments*	—	—	—	—

Total	$45,036,977	$564,917	$—	$45,601,894

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$61,896,510
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$56,150,311

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$493,481
Aggregate gross unrealized depreciation	(8,475,603)

Net unrealized depreciation	$(7,982,122)

Federal income tax cost of investments	$53,584,016

At September 30, 2008, the Portfolio had loaned securities with a total value of $154,528. This was secured by collateral of $158,130 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $1,423 as brokerage commissions with Sanford C. Bernstein & Co., Inc, an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.3%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.	10,250	$54,940
Amerigon, Inc.*	270	1,777
ArvinMeritor, Inc.	1,330	17,343
ATC Technology Corp.*	2,420	57,451
Autoliv, Inc.	2,640	89,100
Cooper Tire & Rubber Co.	4,900	42,140
Drew Industries, Inc.*	1,290	22,072
Exide Technologies, Inc.*	2,470	18,229
Fuel Systems Solutions, Inc.*	80	2,756
Hayes Lemmerz International, Inc.*	310	846
Lear Corp.*	12,200	128,100
Modine Manufacturing Co.	290	4,199
Shiloh Industries, Inc.	200	1,690
Stoneridge, Inc.*	3,970	44,663
Superior Industries International, Inc.^	2,270	43,493
Tenneco, Inc.*	5,470	58,146
TRW Automotive Holdings Corp.*	6,770	107,711
Visteon Corp.*	1,470	3,410

		698,066

Automobiles (0.2%)
Thor Industries, Inc.^	6,100	151,402
Winnebago Industries, Inc.	530	6,848

		158,250

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	300	7,497
Genuine Parts Co.	310	12,465
LKQ Corp.*^	3,630	61,601

		81,563

Diversified Consumer Services (0.6%)
Career Education Corp.*	1,150	18,803
Coinstar, Inc.*	2,290	73,280
Corinthian Colleges, Inc.*	1,530	22,950
Hillenbrand, Inc.	750	15,120
K12, Inc.*	220	5,830
Learning Tree International, Inc.*	10	125
Matthews International Corp., Class A	1,070	54,292
Noah Education Holdings Ltd. (ADR)*	1,980	6,970
Pre-Paid Legal Services, Inc.*	90	3,713
Regis Corp.	4,280	117,700
Service Corp. International	6,900	57,684
Steiner Leisure Ltd.*	910	31,286
Stewart Enterprises, Inc., Class A	9,020	70,897
Strayer Education, Inc.	100	20,026
thinkorswim Group, Inc.*	1,280	10,662
Universal Technical Institute, Inc.*^	240	4,094

		513,432

Hotels, Restaurants & Leisure (1.7%)
AFC Enterprises, Inc.*	520	3,775
Bob Evans Farms, Inc.	7,670	209,314
Boyd Gaming Corp.	1,460	13,666
Brinker International, Inc.	13,980	250,102
Buffalo Wild Wings, Inc.*	1,740	70,018
California Pizza Kitchen, Inc.*	1,490	19,176
CBRL Group, Inc.^	2,921	76,822
CEC Entertainment, Inc.*	5,230	173,636
Churchill Downs, Inc.	270	13,225
CKE Restaurants, Inc.	7,210	$76,426
Denny’s Corp.*	15,700	40,506
DineEquity, Inc.	470	7,924
International Speedway Corp., Class A	3,370	131,127
Interval Leisure Group, Inc.*	808	8,403
Jack in the Box, Inc.*	5,070	106,977
Krispy Kreme Doughnuts, Inc.*^	4,490	14,817
Marcus Corp.	1,850	29,748
O’Charleys, Inc.	560	4,900
Papa John’s International, Inc.*	1,160	31,506
Peet’s Coffee & Tea, Inc.*	370	10,331
Red Robin Gourmet Burgers, Inc.*	320	8,576
Ruby Tuesday, Inc.*	860	4,979
Speedway Motorsports, Inc.	2,480	48,310
Steak n Shake Co.*	210	1,823
Town Sports International Holdings, Inc.*	970	5,917
Wyndham Worldwide Corp.	5,440	85,462

		1,447,466

Household Durables (1.7%)
American Greetings Corp., Class A	7,990	122,167
Beazer Homes USA, Inc.*	2,650	15,847
Blyth, Inc.	5,470	62,030
Cavco Industries, Inc.*	310	11,206
Centex Corp.	3,540	57,348
Champion Enterprises, Inc.*	11,770	65,323
CSS Industries, Inc.	1,190	30,631
Ethan Allen Interiors, Inc.^	3,290	92,186
Furniture Brands International, Inc.^	6,140	64,593
Helen of Troy Ltd.*	3,800	86,526
Hooker Furniture Corp.^	2,030	36,032
Hovnanian Enterprises, Inc., Class A*	4,740	37,873
KB Home	700	13,776
La-Z-Boy, Inc.	6,300	58,716
Lennar Corp., Class A	11,830	179,698
M/I Homes, Inc.	1,460	33,259
Meritage Homes Corp.*	1,130	27,911
National Presto Industries, Inc.	780	58,110
NVR, Inc.*	30	17,160
Pulte Homes, Inc.	1,580	22,073
Ryland Group, Inc.	6,540	173,441
Sealy Corp.^	3,600	23,256
Snap-On, Inc.	1,760	92,681
Tempur-Pedic International, Inc.	600	7,056
Tupperware Brands Corp.	800	22,104
Universal Electronics, Inc.*	30	749

		1,411,752

Internet & Catalog Retail (0.6%)
1-800-FLOWERS.COM, Inc., Class A*	5,820	35,036
Expedia, Inc.*	900	13,599
Gaiam, Inc., Class A*	810	8,586
HSN, Inc.*	808	8,896
Liberty Media Corp., Interactive, Class A*	4,370	56,417
Netflix, Inc.*^	8,410	259,701
NutriSystem, Inc.	810	14,353
Orbitz Worldwide, Inc.*	350	2,054
Overstock.com, Inc.*	650	12,877
PetMed Express, Inc.*	3,190	50,083
priceline.com, Inc.*	520	35,584
Stamps.com, Inc.*	2,420	28,241

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Systemax, Inc.	1,240	$17,434
Ticketmaster, Inc.*	808	8,670

		551,531

Leisure Equipment & Products (1.1%)
Brunswick Corp.	9,040	115,622
Callaway Golf Co.	16,400	230,748
Hasbro, Inc.	2,330	80,898
JAKKS Pacific, Inc.*	4,600	114,586
Leapfrog Enterprises, Inc.*	6,810	71,913
Polaris Industries, Inc.^	4,590	208,799
Pool Corp.^	1,520	35,462
RC2 Corp.*	700	14,000
Steinway Musical Instruments*	920	26,054

		898,082

Media (1.1%)
Belo Corp., Class A	8,810	52,508
Cablevision Systems Corp. - New York Group, Class A	2,120	53,339
Charter Communications, Inc., Class A*	23,910	17,454
Cox Radio, Inc., Class A*	3,600	38,016
CTC Media, Inc.*	440	6,600
Cumulus Media, Inc., Class A*	1,700	7,242
DreamWorks Animation SKG, Inc., Class A*	2,440	76,738
Entercom Communications Corp., Class A	430	2,159
Entravision Communications Corp., Class A*	12,520	33,679
EW Scripps Co., Class A^	6,020	42,561
Fisher Communications, Inc.	20	788
Gannett Co., Inc.	980	16,572
Global Sources Ltd.*	5,212	52,485
Harte-Hanks, Inc.^	2,060	21,362
Journal Communications, Inc., Class A	1,650	8,052
Liberty Media Corp., Capital Series, Class A*	800	10,704
LIN TV Corp., Class A*	1,410	7,276
Marvel Entertainment, Inc.*	1,120	38,237
McClatchy Co., Class A^	2,680	11,792
Media General, Inc., Class A	1,290	16,035
Mediacom Communications Corp., Class A*	1,480	8,761
Meredith Corp.^	5,630	157,865
National CineMedia, Inc.	2,390	26,409
Scholastic Corp.	6,890	176,935
Sinclair Broadcast Group, Inc., Class A	8,800	44,352
Warner Music Group Corp.^	2,610	19,836

		947,757

Multiline Retail (0.9%)
Big Lots, Inc.*	11,030	306,965
Dillard’s, Inc., Class A	6,210	73,278
Dollar Tree, Inc.*	5,700	207,252
Family Dollar Stores, Inc.	4,030	95,511
Fred’s, Inc., Class A	5,890	83,756
Macy’s, Inc.	2,390	42,972
Retail Ventures, Inc.*	260	1,014

		810,748

Specialty Retail (5.5%)
Aaron Rents, Inc.	530	14,347
Aeropostale, Inc.*	10,670	342,614
American Eagle Outfitters, Inc.	1,290	19,673
America’s Car-Mart, Inc.*	1,900	$35,321
AnnTaylor Stores Corp.*	6,320	130,445
Asbury Automotive Group, Inc.	4,290	49,421
AutoNation, Inc.*	16,310	183,324
Barnes & Noble, Inc.	4,780	124,662
bebe stores, Inc.	8,350	81,579
Blockbuster, Inc., Class A*	4,890	10,025
Books-A-Million, Inc., Class A	300	1,500
Borders Group, Inc.	1,900	12,464
Brown Shoe Co., Inc.	6,810	111,548
Buckle, Inc.	5,380	298,805
Cato Corp., Class A	2,520	44,226
Charlotte Russe Holding, Inc.*	330	3,383
Charming Shoppes, Inc.*	2,010	9,829
Childrens Place Retail Stores, Inc.*	3,160	105,386
Christopher & Banks Corp.	2,360	18,101
Citi Trends, Inc.*	1,580	25,738
Conn’s, Inc.*	1,310	24,510
Dress Barn, Inc.*	11,890	181,798
Finish Line, Inc., Class A	11,560	115,484
Foot Locker, Inc.	19,260	311,242
Genesco, Inc.*^	2,460	82,361
Group 1 Automotive, Inc.	1,130	24,555
Gymboree Corp.*	3,490	123,895
Haverty Furniture Cos, Inc.^	2,720	31,117
Hibbett Sports, Inc.*^	3,380	67,668
HOT Topic, Inc.*	5,200	34,372
Jo-Ann Stores, Inc.*	5,180	108,676
Limited Brands, Inc.	5,120	88,678
Lumber Liquidators, Inc.*	390	4,898
Men’s Wearhouse, Inc.	1,290	27,400
Monro Muffler, Inc.	490	11,299
New York & Co., Inc.*	6,940	66,208
Office Depot, Inc.*	12,670	73,739
OfficeMax, Inc.	8,940	79,477
Pacific Sunwear of California, Inc.*	2,330	15,681
Penske Auto Group, Inc.	10,160	116,535
PEP Boys-Manny Moe & Jack	870	5,377
Pier 1 Imports, Inc.*	1,610	6,649
RadioShack Corp.	17,480	302,054
Rent-A-Center, Inc.*	10,440	232,603
Ross Stores, Inc.	2,980	109,694
Sally Beauty Holdings, Inc.*^	21,410	184,126
Sonic Automotive, Inc., Class A	900	7,614
Stage Stores, Inc.	3,630	49,586
Talbots, Inc.^	3,400	44,540
Tractor Supply Co.*	5,630	236,742
Tween Brands, Inc.*	670	6,559
Wet Seal, Inc., Class A*	15,870	57,608
Williams-Sonoma, Inc.	9,160	148,209
Zale Corp.*^	2,760	69,000

		4,672,345

Textiles, Apparel & Luxury Goods (2.0%)
Carter’s, Inc.*	5,320	104,964
Columbia Sportswear Co.	800	33,568
Jones Apparel Group, Inc.	15,160	280,612
Kenneth Cole Productions, Inc., Class A	290	4,263
Liz Claiborne, Inc.	17,540	288,182
Maidenform Brands, Inc.*	2,550	37,000
Movado Group, Inc.	260	5,811
Oxford Industries, Inc.	220	5,683
Perry Ellis International, Inc.*	3,020	45,028

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Phillips-Van Heusen Corp.	1,230	$46,629
Quiksilver, Inc.*	2,240	12,858
Skechers U.S.A., Inc., Class A*	3,210	54,024
Steven Madden Ltd.*	1,840	45,595
Timberland Co., Class A*	1,850	32,134
True Religion Apparel, Inc.*^	2,930	75,741
Unifi, Inc.*	500	2,420
UniFirst Corp.	1,720	74,115
Warnaco Group, Inc.*	6,280	284,421
Wolverine World Wide, Inc.	8,950	236,817

		1,669,865

Total Consumer Discretionary		13,860,857

Consumer Staples (3.0%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	620	29,444

Food & Staples Retailing (0.8%)
Arden Group, Inc., Class A	100	14,562
BJ’s Wholesale Club, Inc.*	510	19,819
Casey’s General Stores, Inc.	4,930	148,738
Ingles Markets, Inc., Class A	760	17,351
Longs Drug Stores Corp.	4,260	322,226
Nash Finch Co.^	2,460	106,075
Pantry, Inc.*	500	10,595
Spartan Stores, Inc.^	2,620	65,186
Weis Markets, Inc.	50	1,800

		706,352

Food Products (0.8%)
Agria Corp. (ADR)*	90	306
Chiquita Brands International, Inc.*	10,520	166,321
Darling International, Inc.*	10,760	119,544
Del Monte Foods Co.	13,160	102,648
Diamond Foods, Inc.	2,590	72,598
Flowers Foods, Inc.	3,000	88,080
Fresh Del Monte Produce, Inc.*	2,460	54,612
J & J Snack Foods Corp.	500	16,955
Omega Protein Corp.*	3,240	38,102
Pilgrim’s Pride Corp.	1,100	2,739
Ralcorp Holdings, Inc.*	300	20,223
Reddy Ice Holdings, Inc.	550	2,008
Sanderson Farms, Inc.	280	10,287
TreeHouse Foods, Inc.*	480	14,256

		708,679

Household Products (0.1%)
Central Garden & Pet Co., Class A*	290	1,725
WD-40 Co.	1,560	56,051

		57,776

Personal Products (1.0%)
American Oriental Bioengineering, Inc.*	12,180	79,048
Chattem, Inc.*	2,820	220,468
Elizabeth Arden, Inc.*	1,550	30,427
Herbalife Ltd.	1,420	56,118
Inter Parfums, Inc.	2,670	36,205
NBTY, Inc.*	7,310	215,791
Nu Skin Enterprises, Inc., Class A	6,520	105,755
Prestige Brands Holdings, Inc.*	6,140	54,523
Revlon, Inc., Class A*	120	$1,782

		800,117

Tobacco (0.3%)
Universal Corp.	5,050	247,904

Total Consumer Staples		2,550,272

Energy (5.7%)
Energy Equipment & Services (2.5%)
Allis-Chalmers Energy, Inc.*	970	12,271
Atwood Oceanics, Inc.*	290	10,556
Basic Energy Services, Inc.*	580	12,354
BJ Services Co.	2,620	50,121
Complete Production Services, Inc.*	1,460	29,390
Dawson Geophysical Co.*	480	22,411
Dresser-Rand Group, Inc.*	940	29,582
ENGlobal Corp.*	3,370	44,720
ENSCO International, Inc.	2,870	165,398
FMC Technologies, Inc.*	1,230	57,256
Forbes Energy Services Ltd.(b)*	8,600	30,384
Grey Wolf, Inc.*	30,870	240,169
Gulf Island Fabrication, Inc.	2,160	74,455
GulfMark Offshore, Inc.*	3,460	155,285
Hornbeck Offshore Services, Inc.*	1,170	45,185
ION Geophysical Corp.*	3,810	54,064
Key Energy Services, Inc.*	6,340	73,544
Lufkin Industries, Inc.	1,750	138,863
Matrix Service Co.*	510	9,741
Nabors Industries Ltd.*	3,200	79,744
NATCO Group, Inc., Class A*	250	10,045
Natural Gas Services Group, Inc.*	1,770	30,922
Newpark Resources, Inc.*	11,290	82,417
North American Energy Partners, Inc.*	1,360	14,103
Oil States International, Inc.*	1,860	65,751
Parker Drilling Co.*	1,410	11,308
Patterson-UTI Energy, Inc.	5,960	119,319
Pioneer Drilling Co.*	5,580	74,214
Pride International, Inc.*	1,740	51,521
SEACOR Holdings, Inc.*	2,140	168,953
T-3 Energy Services, Inc.*	90	3,341
Technicoil Corp.*	3,300	1,798
Union Drilling, Inc.*	1,710	18,109
Unit Corp.*	2,150	107,113
Willbros Group, Inc.*^	220	5,830

		2,100,237

Oil, Gas & Consumable Fuels (3.2%)
Abraxas Petroleum Corp.*	1,430	3,732
Alberta Clipper Energy, Inc.*	100	164
Alpha Natural Resources, Inc.*	1,090	56,059
Arlington Tankers Ltd.	930	14,303
Berry Petroleum Co., Class A	4,490	173,898
Bill Barrett Corp.*	4,000	128,440
BPZ Resources, Inc.*	2,100	36,120
Brigham Exploration Co.*	6,070	66,709
Callon Petroleum Co.*	3,640	65,629
Cano Petroleum, Inc.*	670	1,548
Cimarex Energy Co.	3,100	151,621
Comstock Resources, Inc.*	1,070	53,553
Concho Resources, Inc.*	2,360	65,160
Continental Resources, Inc.*	120	4,708
CVR Energy, Inc.*	370	3,152
Delek U.S. Holdings, Inc.	670	6,211

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Delta Petroleum Corp.*	2,040	$27,703
Denbury Resources, Inc.*	3,770	71,781
Enbridge Energy Management LLC*	40	1,675
Energy Partners Ltd.*	3,900	33,813
EXCO Resources, Inc.*	1,370	22,358
Frontier Oil Corp.	2,250	41,445
Galleon Energy, Inc., Class A*	400	3,522
Gasco Energy, Inc.*	9,180	16,708
General Maritime Corp.	2,310	44,999
Georesources, Inc.*	820	9,397
Great Plains Exploration, Inc.*	630	385
Houston American Energy Corp.	160	1,011
Jura Energy Corp.*	6,900	2,204
Knightsbridge Tankers Ltd.	2,750	72,792
Mariner Energy, Inc.*	8,060	165,230
Massey Energy Co.	2,300	82,041
Meridian Resource Corp.*	4,450	8,188
Midnight Oil Exploration Ltd.*	1,000	1,268
Noble Energy, Inc.	300	16,677
Nordic American Tanker Shipping Ltd.	2,230	71,494
Overseas Shipholding Group, Inc.	1,270	74,054
Paramount Resources Ltd., Class A*	400	4,266
Penn Virginia Corp.	500	26,720
Petrohawk Energy Corp.*	3,420	73,975
PetroQuest Energy, Inc.*	1,880	28,858
Plains Exploration & Production Co.*	2,300	80,868
Rentech, Inc.*	1,190	1,583
Rosetta Resources, Inc.*	8,380	153,857
Ship Finance International Ltd.	330	7,115
Stone Energy Corp.*	5,674	240,180
Swift Energy Co.*	4,990	193,063
Teekay Tankers Ltd., Class A	2,500	42,325
TriStar Oil and Gas Ltd.*	100	1,458
TUSK Energy Corp.*	2,216	3,352
VAALCO Energy, Inc.*	12,040	82,354
Venoco, Inc.*	710	9,230
VeraSun Energy Corp.*^	6,950	21,754
Vero Energy, Inc.*	1,800	12,516
W&T Offshore, Inc.	4,410	120,349
Warren Resources, Inc.*	2,430	24,251
Westmoreland Coal Co.*	390	6,162

		2,733,988

Total Energy		4,834,225

Financials (15.9%)
Capital Markets (0.7%)
E*TRADE Financial Corp.*	14,650	41,020
GAMCO Investors, Inc., Class A	520	30,836
Greenhill & Co., Inc.	220	16,225
Invesco Ltd.	1,530	32,099
KBW, Inc.*^	2,230	73,456
Knight Capital Group, Inc., Class A*	5,960	88,566
LaBranche & Co., Inc.*	6,990	31,455
Legg Mason, Inc.	1,030	39,202
NGP Capital Resources Co.	440	6,411
Penson Worldwide, Inc.*	2,270	31,485
Sanders Morris Harris Group, Inc.	90	778
Stifel Financial Corp.*	790	39,421
SWS Group, Inc.	4,380	88,301
TD Ameritrade Holding Corp.*	4,640	75,168
TradeStation Group, Inc.*	380	3,553
U.S. Global Investors, Inc., Class A	160	$1,608

		599,584

Commercial Banks (4.0%)
1st Source Corp.	40	940
BancFirst Corp.	470	22,715
Banco Latinoamericano de Exportaciones S.A., Class E	1,220	17,592
Cathay General Bancorp	470	11,186
Central Pacific Financial Corp.	910	15,297
Chemical Financial Corp.	1,790	55,741
Citizens Republic Bancorp, Inc.	1,400	4,312
City Holding Co.	2,380	100,555
CoBiz Financial, Inc.	100	1,201
Colonial BancGroup, Inc.	5,050	39,693
Community Bank System, Inc.	4,860	122,229
Community Trust Bancorp, Inc.	1,110	38,184
East West Bancorp, Inc.	2,500	34,250
First Commonwealth Financial Corp.^	4,360	58,729
First Community Bancshares, Inc./Virginia^	490	18,385
First Financial Bancorp	1,450	21,170
First Horizon National Corp.^	9,780	91,545
First Merchants Corp.	1,510	34,428
First Midwest Bancorp, Inc./Illinois	3,280	79,507
First Security Group, Inc./Tennessee	300	2,196
FirstMerit Corp.	2,070	43,470
Frontier Financial Corp.	4,250	57,077
Hancock Holding Co.	1,220	62,220
Hanmi Financial Corp.	310	1,566
Huntington Bancshares, Inc./Ohio	4,730	37,793
IBERIABANK Corp.^	800	42,280
Independent Bank Corp./Massachusetts^	490	15,273
International Bancshares Corp.	3,870	104,490
MainSource Financial Group, Inc.	830	16,268
MB Financial, Inc.	200	6,614
National Penn Bancshares, Inc.^	11,050	161,330
NBT Bancorp, Inc.	2,960	88,563
Old National Bancorp/Indiana	7,830	156,757
Oriental Financial Group, Inc.	3,100	55,366
Pacific Capital Bancorp N.A.^	8,850	180,098
PacWest Bancorp	500	14,295
Park National Corp.	720	56,160
Popular, Inc.^	18,940	157,013
Prosperity Bancshares, Inc.	700	23,793
Provident Bankshares Corp.	1,450	14,079
Regions Financial Corp.	3,500	33,600
Renasant Corp.	380	8,250
Republic Bancorp, Inc./Kentucky, Class A	410	12,431
S&T Bancorp, Inc.^	710	26,149
Sandy Spring Bancorp, Inc.	70	1,547
Santander BanCorp	360	3,888
Simmons First National Corp., Class A	800	28,480
South Financial Group, Inc.	1,340	9,822
Southside Bancshares, Inc.^	770	19,404
Sterling Bancorp/New York^	3,260	47,140
Susquehanna Bancshares, Inc.	12,800	249,856
SVB Financial Group*	750	43,440
TCF Financial Corp.	11,730	211,140
Tompkins Financial Corp.	810	40,905
Trustmark Corp.	800	16,592
UMB Financial Corp.	470	24,684

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Umpqua Holdings Corp.^	200	$2,942
United Community Banks, Inc./Georgia	270	3,580
Webster Financial Corp.	8,720	220,180
WesBanco, Inc.	2,680	71,342
Westamerica Bancorp^	1,530	88,021
Western Alliance Bancorp*	200	3,092
Whitney Holding Corp.	2,880	69,840
Wintrust Financial Corp.	1,240	36,394
Zions Bancorp	800	30,960

		3,368,039

Consumer Finance (0.9%)
Advance America Cash Advance Centers, Inc.	380	1,136
Advanta Corp., Class B	3,510	28,887
AmeriCredit Corp.*	10,330	104,643
Cash America International, Inc.	5,730	206,509
Discover Financial Services	9,880	136,542
EZCORP, Inc., Class A*	7,780	146,264
First Cash Financial Services, Inc.*	2,530	37,950
First Marblehead Corp.	1,910	4,756
Nelnet, Inc., Class A	670	9,514
World Acceptance Corp.*	2,890	104,040

		780,241

Diversified Financial Services (0.3%)
Asset Acceptance Capital Corp.*	2,270	23,926
Encore Capital Group, Inc.*	410	5,617
Financial Federal Corp.	4,020	92,139
Interactive Brokers Group, Inc., Class A*	650	14,411
MarketAxess Holdings, Inc.*	820	6,617
PHH Corp.*	6,070	80,670
PICO Holdings, Inc.*	110	3,950
Portfolio Recovery Associates, Inc.*	640	31,123

		258,453

Insurance (6.4%)
Allied World Assurance Co. Holdings Ltd./Bermuda	4,540	161,261
American Equity Investment Life Holding Co.	6,160	46,200
American Financial Group, Inc./Ohio	3,130	92,335
American Physicians Capital, Inc.	2,070	87,623
Amerisafe, Inc.*	3,850	70,070
Amtrust Financial Services, Inc.	6,110	83,035
Arch Capital Group Ltd.*	1,160	84,715
Argo Group International Holdings Ltd.*	96	3,538
Aspen Insurance Holdings Ltd.	10,890	299,475
Assurant, Inc.	2,350	129,250
Axis Capital Holdings Ltd.	4,310	136,670
Brown & Brown, Inc.	3,080	66,590
Cincinnati Financial Corp.	500	14,220
CNA Financial Corp.	3,590	94,202
CNA Surety Corp.*	2,360	39,412
Conseco, Inc.*	10,290	36,221
Crawford & Co., Class B*	100	1,520
Darwin Professional Underwriters, Inc.*	700	21,777
Delphi Financial Group, Inc., Class A	2,950	82,718
Donegal Group, Inc., Class A	90	1,632
eHealth, Inc.*	240	3,840
EMC Insurance Group, Inc.	50	1,474
Employers Holdings, Inc.	3,990	69,346
Endurance Specialty Holdings Ltd.	6,880	$212,730
Everest Reinsurance Group Ltd.	110	9,518
FBL Financial Group, Inc., Class A	2,400	66,936
Fidelity National Financial, Inc., Class A	5,650	83,055
First American Corp.	1,200	35,400
Flagstone Reinsurance Holdings Ltd.	220	2,259
FPIC Insurance Group, Inc.*	1,590	81,710
Genworth Financial, Inc., Class A	8,230	70,860
Hallmark Financial Services*	730	6,636
Hanover Insurance Group, Inc.	1,450	66,004
Harleysville Group, Inc.	2,960	111,888
HCC Insurance Holdings, Inc.	1,910	51,570
Hilb, Rogal & Hobbs Co.	340	15,892
Horace Mann Educators Corp.	1,550	19,948
Infinity Property & Casualty Corp.	2,280	93,936
IPC Holdings Ltd.	8,010	241,982
LandAmerica Financial Group, Inc.	540	13,095
Max Capital Group Ltd.	9,880	229,512
Meadowbrook Insurance Group, Inc.	2,115	14,932
Montpelier Reinsurance Holdings Ltd.	4,440	73,304
National Financial Partners Corp.	2,430	36,450
National Interstate Corp.	830	19,945
National Western Life Insurance Co., Class A	50	12,103
Nationwide Financial Services, Inc., Class A	1,270	62,649
Navigators Group, Inc.*^	2,030	117,740
Odyssey Reinsurance Holdings Corp.	2,120	92,856
OneBeacon Insurance Group Ltd.	1,690	35,743
Philadelphia Consolidated Holding Corp.*	2,840	166,339
Phoenix Cos., Inc.	5,240	48,418
Platinum Underwriters Holdings Ltd.	8,440	299,451
PMA Capital Corp., Class A*	890	7,850
Presidential Life Corp.	290	4,579
ProAssurance Corp.*	4,410	246,960
Protective Life Corp.	2,720	77,547
Reinsurance Group of America, Inc., Class A	390	21,060
RenaissanceReinsurance Holdings Ltd.	920	47,840
RLI Corp.	2,110	131,010
Safety Insurance Group, Inc.	1,750	66,378
SeaBright Insurance Holdings, Inc.*	1,990	25,870
Selective Insurance Group, Inc.	5,760	132,019
StanCorp Financial Group, Inc.	2,330	121,160
State Auto Financial Corp.	760	22,093
Transatlantic Holdings, Inc.	740	40,219
United America Indemnity Ltd., Class A*	2,760	39,275
United Fire & Casualty Co.	230	6,576
Unitrin, Inc.	2,570	64,096
Unum Group	6,730	168,923
Validus Holdings Ltd.	140	3,255
W.R. Berkley Corp.	5,020	118,221
Zenith National Insurance Corp.	2,580	94,531

		5,459,447

Real Estate Investment Trusts (REITs) (2.9%)
Acadia Realty Trust (REIT)	240	6,067
Agree Realty Corp. (REIT)	500	14,300
Alexander’s, Inc. (REIT)*	30	12,000

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Alexandria Real Estate Equities, Inc. (REIT)	500	$56,250
American Campus Communities, Inc. (REIT)	200	6,776
Arbor Realty Trust, Inc. (REIT)	380	3,800
Ashford Hospitality Trust, Inc. (REIT)	4,690	18,994
Associated Estates Realty Corp. (REIT)	550	7,166
BioMed Realty Trust, Inc. (REIT)	2,230	58,983
Brandywine Realty Trust (REIT)	1,100	17,633
CapLease, Inc. (REIT)	430	3,410
CBL & Associates Properties, Inc. (REIT)	1,300	26,104
Cedar Shopping Centers, Inc. (REIT)	1,010	13,352
Corporate Office Properties Trust SBI/Maryland (REIT)	1,290	52,052
DCT Industrial Trust, Inc. (REIT)	530	3,970
DiamondRock Hospitality Co. (REIT)	8,010	72,891
Digital Realty Trust, Inc. (REIT)	2,200	103,950
EastGroup Properties, Inc. (REIT)	1,020	49,511
Entertainment Properties Trust (REIT)	1,850	101,232
Equity Lifestyle Properties, Inc. (REIT)	790	41,894
Equity One, Inc. (REIT)	1,420	29,096
Extra Space Storage, Inc. (REIT)	1,870	28,723
FelCor Lodging Trust, Inc. (REIT)	6,080	43,533
First Industrial Realty Trust, Inc. (REIT)^	3,350	96,078
Glimcher Realty Trust (REIT)	470	4,907
Gramercy Capital Corp./New York (REIT)	560	1,450
Healthcare Realty Trust, Inc. (REIT)	1,600	46,640
Hersha Hospitality Trust (REIT)	1,000	7,440
Highwoods Properties, Inc. (REIT)	2,700	96,012
Home Properties, Inc. (REIT)	1,500	86,925
Inland Real Estate Corp. (REIT)	4,330	67,938
Investors Real Estate Trust (REIT)	180	2,014
Kite Realty Group Trust (REIT)	930	10,230
LaSalle Hotel Properties (REIT)	1,120	26,118
Lexington Realty Trust (REIT)	2,690	46,322
LTC Properties, Inc. (REIT)	1,300	38,116
Medical Properties Trust, Inc. (REIT)	2,060	23,381
Mid-America Apartment Communities, Inc. (REIT)	1,130	55,528
National Health Investors, Inc. (REIT)	400	13,672
National Retail Properties, Inc. (REIT)^	3,570	85,502
Nationwide Health Properties, Inc. (REIT)	4,500	161,910
Omega Healthcare Investors, Inc. (REIT)	4,620	90,829
Parkway Properties, Inc./Maryland (REIT)	940	35,588
Pennsylvania Real Estate Investment Trust (REIT)	2,280	42,978
Post Properties, Inc. (REIT)	200	5,594
Potlatch Corp. (REIT)	750	34,793
PS Business Parks, Inc. (REIT)	630	36,288
Ramco-Gershenson Properties Trust (REIT)	720	16,142
Realty Income Corp. (REIT)^	4,000	$102,400
Saul Centers, Inc. (REIT)	420	21,227
Senior Housing Properties Trust (REIT)	5,010	119,388
Sovran Self Storage, Inc. (REIT)	740	33,071
Strategic Hotels & Resorts, Inc. (REIT)	3,800	28,690
Sunstone Hotel Investors, Inc. (REIT)	1,951	26,339
Tanger Factory Outlet Centers (REIT)	2,260	98,965
Taubman Centers, Inc. (REIT)	700	35,000
Universal Health Realty Income Trust (REIT)^	50	1,945
Urstadt Biddle Properties, Inc. (REIT), Class A	100	1,875
Washington Real Estate Investment Trust (REIT)	1,650	60,440

		2,433,422

Real Estate Management & Development (0.0%)
Avatar Holdings, Inc.*	30	990
Forestar Real Estate Group, Inc.*	250	3,688
Tejon Ranch Co.*	10	371

		5,049

Thrifts & Mortgage Finance (0.7%)
Anchor Bancorp Wisconsin, Inc.	950	6,983
Bank Mutual Corp.	3,130	35,526
BankFinancial Corp.	120	1,762
Brookline Bancorp, Inc.	3,290	42,079
Dime Community Bancshares, Inc.	4,750	72,295
Encore Bancshares, Inc.*	600	10,800
First Niagara Financial Group, Inc.	1,000	15,750
First Place Financial Corp./Ohio	290	3,726
Flagstar Bancorp, Inc.	530	1,579
Flushing Financial Corp.	2,580	45,150
Hudson City Bancorp, Inc.	2,500	46,125
NewAlliance Bancshares, Inc.	1,600	24,048
Northwest Bancorp, Inc.^	160	4,406
OceanFirst Financial Corp.	360	6,523
Ocwen Financial Corp.*	1,760	14,168
PMI Group, Inc.	6,880	20,296
Provident Financial Services, Inc.	6,150	101,536
Provident New York Bancorp	3,230	42,701
TierOne Corp.	730	3,745
Tree.com, Inc.*	134	646
Trustco Bank Corp./New York^	2,640	30,914
WSFS Financial Corp.	430	25,800

		556,558

Total Financials		13,460,793

Health Care (8.6%)
Biotechnology (1.4%)
Acorda Therapeutics, Inc.*	830	19,796
Alexion Pharmaceuticals, Inc.*	1,780	69,954
Allos Therapeutics, Inc.*	3,220	23,860
Alnylam Pharmaceuticals, Inc.*	3,370	97,561
Celera Corp.*	330	5,098
Celldex Therapeutics, Inc.*	960	11,165
Cubist Pharmaceuticals, Inc.*	8,790	195,402
CV Therapeutics, Inc.*	4,460	48,168
Dendreon Corp.*	4,610	26,323
Emergent Biosolutions, Inc.*	3,020	39,532
Enzon Pharmaceuticals, Inc.*	6,410	47,306
Geron Corp.*^	480	1,896

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
GTx, Inc.*^	1,090	$20,732
Halozyme Therapeutics, Inc.*	420	3,083
Human Genome Sciences, Inc.*	1,760	11,176
Ligand Pharmaceuticals, Inc., Class B*	280	826
MannKind Corp.*	340	1,312
Martek Biosciences Corp.*	7,560	237,535
Medarex, Inc.*	710	4,594
Momenta Pharmaceuticals, Inc.*	4,100	53,751
Myriad Genetics, Inc.*	500	32,440
Nabi Biopharmaceuticals*	240	1,118
Onyx Pharmaceuticals, Inc.*	300	10,854
OSI Pharmaceuticals, Inc.*	600	29,574
PDL BioPharma, Inc.	4,880	45,433
Progenics Pharmaceuticals, Inc.*	380	5,058
Rigel Pharmaceuticals, Inc.*^	1,000	23,350
RXi Pharmaceuticals Corp.*	358	2,921
Savient Pharmaceuticals, Inc.*	1,890	28,180
Seattle Genetics, Inc.*	540	5,778
United Therapeutics Corp.*	510	53,637
ZymoGenetics, Inc.*	520	3,463

		1,160,876

Health Care Equipment & Supplies (2.0%)
Abaxis, Inc.*	730	14,381
Align Technology, Inc.*	800	8,664
American Medical Systems Holdings, Inc.*	2,510	44,578
Analogic Corp.	3,210	159,730
AngioDynamics, Inc.*	1,160	18,328
CONMED Corp.*	3,490	111,680
CryoLife, Inc.*	4,060	53,267
Cyberonics, Inc.*	4,080	69,360
Datascope Corp.	1,380	71,249
Exactech, Inc.*	1,070	23,797
Hill-Rom Holdings, Inc.	4,140	125,483
Invacare Corp.	2,720	65,661
IRIS International, Inc.*	810	14,499
Kensey Nash Corp.*	2,520	79,279
Masimo Corp.*	870	32,364
Merit Medical Systems, Inc.*	3,980	74,705
Natus Medical, Inc.*	2,600	58,916
Neogen Corp.*	200	5,636
NuVasive, Inc.*	960	47,357
Quidel Corp.*	4,200	68,922
Sirona Dental Systems, Inc.*	1,860	43,301
Somanetics Corp.*	1,730	37,835
SonoSite, Inc.*^	1,390	43,646
Spectranetics Corp.*	180	833
STERIS Corp.	7,080	266,066
Symmetry Medical, Inc.*	1,320	24,499
Synovis Life Technologies, Inc.*	1,470	27,665
Teleflex, Inc.	30	1,905
Vital Signs, Inc.	180	13,302
Vnus Medical Technologies, Inc.*	1,530	32,023
Zoll Medical Corp.*	3,000	98,160

		1,737,091

Health Care Providers & Services (3.3%)
Alliance Imaging, Inc.*	4,080	41,902
Almost Family, Inc.*	530	20,961
Amedisys, Inc.*	880	42,830
AMERIGROUP Corp.*	6,000	151,440
AMN Healthcare Services, Inc.*	3,500	61,495
Amsurg Corp.*	840	21,395
Apria Healthcare Group, Inc.*	4,350	79,344
Assisted Living Concepts, Inc., Class A*	830	$5,287
Centene Corp.*	8,880	182,129
Chemed Corp.	3,720	152,743
Chindex International, Inc.*	550	5,973
Corvel Corp.*	560	16,022
Coventry Health Care, Inc.*	340	11,067
Cross Country Healthcare, Inc.*	1,820	29,648
Emergency Medical Services Corp., Class A*	1,010	30,179
Gentiva Health Services, Inc.*	1,770	47,684
Hanger Orthopedic Group, Inc.*	4,330	75,558
Health Net, Inc.*	800	18,880
HealthExtras, Inc.*	1,830	47,799
Healthspring, Inc.*^	12,250	259,210
Kindred Healthcare, Inc.*	4,210	116,070
Landauer, Inc.	1,340	97,485
LHC Group, Inc.*	210	5,981
LifePoint Hospitals, Inc.*	8,510	273,511
Lincare Holdings, Inc.*	4,460	134,201
Magellan Health Services, Inc.*	310	12,729
MedCath Corp.*	200	3,584
Molina Healthcare, Inc.*^	4,170	129,270
National Healthcare Corp.	50	2,356
Odyssey HealthCare, Inc.*	2,000	20,300
Omnicare, Inc.	230	6,617
Owens & Minor, Inc.	6,710	325,435
PharMerica Corp.*	4,110	92,434
Providence Service Corp.*^	440	4,312
PSS World Medical, Inc.*	2,110	41,145
Psychiatric Solutions, Inc.*^	500	18,975
RehabCare Group, Inc.*	2,680	48,508
Res-Care, Inc.*	2,200	39,908
Skilled Healthcare Group, Inc., Class A*	690	10,964
Sun Healthcare Group, Inc.*	730	10,702
Universal American Financial Corp.*	760	9,264
WellCare Health Plans, Inc.*	2,490	89,640

		2,794,937

Health Care Technology (0.1%)
HLTH Corp.*	610	6,972
Phase Forward, Inc.*	2,380	49,766

		56,738

Life Sciences Tools & Services (0.8%)
Albany Molecular Research, Inc.*	3,760	68,018
Bio-Rad Laboratories, Inc., Class A*	200	19,824
Bruker Corp.*	600	7,998
Dionex Corp.*	850	54,018
Enzo Biochem, Inc.*	220	2,416
eResearchTechnology, Inc.*	6,270	74,676
Illumina, Inc.*	970	39,314
Life Sciences Research, Inc.*	410	14,350
Luminex Corp.*	3,920	98,039
Medivation, Inc.*	360	9,526
Nektar Therapeutics*	1,600	5,744
PAREXEL International Corp.*	5,640	161,642
Sequenom, Inc.*	900	23,958
Varian, Inc.*	2,920	125,268

		704,791

Pharmaceuticals (1.0%)
Adolor Corp.*	4,800	16,560
Auxilium Pharmaceuticals, Inc.*	1,110	35,964
BioMimetic Therapeutics, Inc.*	440	4,866

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
CPEX Pharmaceuticals, Inc.*	30	$563
Durect Corp.*	450	2,520
Endo Pharmaceuticals Holdings, Inc.*	4,590	91,800
King Pharmaceuticals, Inc.*	20,500	196,390
KV Pharmaceutical Co., Class A*^	1,270	28,842
Medicines Co.*	600	13,932
Medicis Pharmaceutical Corp., Class A	4,590	68,437
MiddleBrook Pharmaceuticals, Inc.*^	1,880	2,820
Noven Pharmaceuticals, Inc.*	2,730	31,886
Pain Therapeutics, Inc.*^	2,680	26,184
Par Pharmaceutical Cos., Inc.*^	1,250	15,363
Pozen, Inc.*	1,600	16,816
Salix Pharmaceuticals Ltd.*	420	2,692
Sepracor, Inc.*	5,910	108,212
Valeant Pharmaceuticals International*^	1,160	23,745
ViroPharma, Inc.*	470	6,166
Vivus, Inc.*	3,030	24,058
Warner Chilcott Ltd., Class A*	2,500	37,800
Watson Pharmaceuticals, Inc.*	3,720	106,020
XenoPort, Inc.*	350	16,972

		878,608

Total Health Care		7,333,041

Industrials (19.8%)
Aerospace & Defense (1.8%)
Aerovironment, Inc.*	1,680	53,676
American Science & Engineering, Inc.	660	39,422
Argon ST, Inc.*	1,210	28,423
Axsys Technologies, Inc.*	1,680	99,019
Ceradyne, Inc.*	4,670	171,202
Cubic Corp.	3,740	91,967
Curtiss-Wright Corp.	280	12,726
DRS Technologies, Inc.	4,000	307,000
Ducommun, Inc.	1,390	33,193
DynCorp International, Inc., Class A*	6,790	113,800
Esterline Technologies Corp.*	4,780	189,240
GenCorp, Inc.*	2,630	17,726
HEICO Corp.^	1,130	37,087
Herley Industries, Inc.*	50	855
Orbital Sciences Corp.*	1,650	39,551
Stanley, Inc.*	1,660	61,271
Teledyne Technologies, Inc.*	2,350	134,326
Triumph Group, Inc.	2,420	110,618

		1,541,102

Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc.*	1,060	784
Atlas Air Worldwide Holdings, Inc.*	1,860	74,977
Hub Group, Inc., Class A*	6,070	228,535
Pacer International, Inc.	7,830	128,960
UTi Worldwide, Inc.	2,290	38,976

		472,232

Airlines (0.4%)
Continental Airlines, Inc., Class B*	2,620	43,702
Hawaiian Holdings, Inc.*	8,230	76,374
Republic Airways Holdings, Inc.*	6,800	69,292
SkyWest, Inc.	9,340	149,253

		338,621

Building Products (1.0%)
AAON, Inc.	2,190	39,836
American Woodmark Corp.	400	8,980
Ameron International Corp.	910	65,201
Apogee Enterprises, Inc.	2,000	30,060
Armstrong World Industries, Inc.	970	$28,033
Gibraltar Industries, Inc.	2,040	38,168
Griffon Corp.*	626	5,647
Insteel Industries, Inc.	2,790	37,916
Lennox International, Inc.	7,110	236,550
NCI Building Systems, Inc.*	4,740	150,495
Owens Corning, Inc.*	110	2,630
Quanex Building Products Corp.	6,390	97,384
Trex Co., Inc.*	320	5,795
Universal Forest Products, Inc.	2,000	69,820

		816,515

Commercial Services & Supplies (3.4%)
ABM Industries, Inc.	1,470	32,105
ACCO Brands Corp.*	550	4,147
American Ecology Corp.	2,960	81,903
American Reprographics Co.*	3,060	52,785
Amrep Corp.*	140	5,937
Bowne & Co., Inc.	4,050	46,777
Casella Waste Systems, Inc., Class A*	1,100	12,914
Clean Harbors, Inc.*	2,960	199,948
Comfort Systems USA, Inc.	7,880	105,277
Consolidated Graphics, Inc.*	1,950	59,143
Copart, Inc.*	260	9,880
Cornell Cos., Inc.*	2,460	66,863
Courier Corp.	40	814
Deluxe Corp.	9,560	137,568
Ennis, Inc.	1,710	26,437
G&K Services, Inc., Class A	1,760	58,168
Healthcare Services Group, Inc.	770	14,083
Herman Miller, Inc.	10,690	261,584
HNI Corp.^	4,890	123,913
IKON Office Solutions, Inc.	11,652	198,201
Interface, Inc., Class A	9,270	105,400
Kimball International, Inc., Class B	1,820	19,656
Knoll, Inc.	8,180	123,682
M&F Worldwide Corp.*	100	4,000
McGrath RentCorp	1,210	34,872
Metalico, Inc.*^	3,770	22,243
Mine Safety Appliances Co.	2,630	100,256
PRG-Schultz International, Inc.*	140	1,254
R.R. Donnelley & Sons Co.	3,230	79,232
Rollins, Inc.	3,285	62,349
Schawk, Inc.	1,090	16,481
Standard Parking Corp.*	630	13,999
Standard Register Co.	2,820	27,777
Steelcase, Inc., Class A	15,740	169,205
Sykes Enterprises, Inc.*	5,200	114,192
Team, Inc.*	1,810	65,377
Tetra Tech, Inc.*	170	4,090
United Stationers, Inc.*	4,520	216,192
Viad Corp.	4,220	121,494
Waste Connections, Inc.*	1,990	68,257
Waste Services, Inc.*	60	445

		2,868,900

Construction & Engineering (1.0%)
Aecom Technology Corp.*	2,280	55,723
Dycom Industries, Inc.*	5,220	67,964
EMCOR Group, Inc.*	7,220	190,030
Furmanite Corp.*	660	6,825
Granite Construction, Inc.	4,580	164,056
Insituform Technologies, Inc., Class A*	3,640	54,454
Integrated Electrical Services, Inc.*	1,100	19,316

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
KBR, Inc.	1,400	$21,378
Layne Christensen Co.*	390	13,818
MasTec, Inc.*	7,040	93,562
Michael Baker Corp.*	820	28,536
Northwest Pipe Co.*^	1,420	61,940
Perini Corp.*	1,800	46,422
Pike Electric Corp.*	2,870	42,275

		866,299

Electrical Equipment (2.3%)
A.O. Smith Corp.	4,880	191,247
Acuity Brands, Inc.	6,230	260,165
Advanced Battery Technologies, Inc.*	710	2,293
AZZ, Inc.*	2,320	95,978
Baldor Electric Co.	4,510	129,933
Belden, Inc.	6,520	207,271
Brady Corp., Class A	4,350	153,468
C&D Technologies, Inc.*	1,910	10,849
Cooper Industries Ltd., Class A	600	23,970
Day4 Energy, Inc.*	7,000	25,191
Encore Wire Corp.	3,360	60,850
Energy Conversion Devices, Inc.*	200	11,650
Fushi Copperweld, Inc.*	210	2,035
GrafTech International Ltd.*	13,340	201,567
Hubbell, Inc., Class B	30	1,051
II-VI, Inc.*	1,540	59,536
LSI Industries, Inc.	1,050	8,683
Plug Power, Inc.*	420	416
Powell Industries, Inc.*	1,710	69,785
Regal-Beloit Corp.^	3,760	159,875
Roper Industries, Inc.	130	7,405
Thomas & Betts Corp.*	570	22,270
Valence Technology, Inc.*^	4,890	16,871
Vicor Corp.	1,070	9,502
Woodward Governor Co.	6,350	223,965

		1,955,826

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	950	28,472
Raven Industries, Inc.	1,910	75,159
Standex International Corp.	70	1,942
Tredegar Corp.	1,750	31,132

		136,705

Machinery (4.2%)
Actuant Corp., Class A	5,550	140,082
Altra Holdings, Inc.*	1,850	27,306
Ampco-Pittsburgh Corp.	1,850	47,915
Astec Industries, Inc.*	2,460	75,842
Badger Meter, Inc.	2,530	118,783
Barnes Group, Inc.	8,520	172,274
Blount International, Inc.*	6,090	67,782
Briggs & Stratton Corp.	1,100	17,798
Cascade Corp.	480	21,029
Chart Industries, Inc.*	2,840	81,110
CIRCOR International, Inc.	2,170	94,243
Columbus McKinnon Corp.*	2,940	69,296
Commercial Vehicle Group, Inc.*	340	2,417
Cummins, Inc.	1,630	71,264
Dover Corp.	980	39,739
EnPro Industries, Inc.*	5,090	189,144
Federal Signal Corp.	5,010	68,637
Gardner Denver, Inc.*	5,410	187,835
Gorman-Rupp Co.	2,905	109,577
Graham Corp.^	630	34,083
Greenbrier Cos., Inc.	610	11,901
Hurco Cos., Inc.*^	510	$15,081
IDEX Corp.	2,050	63,591
Ingersoll-Rand Co., Ltd., Class A	4,420	137,771
John Bean Technologies Corp.*	820	10,381
Kadant, Inc.*	2,980	67,855
Kennametal, Inc.	570	15,458
K-Tron International, Inc.*	50	6,441
L.B. Foster Co., Class A*	560	17,035
Lincoln Electric Holdings, Inc.	1,190	76,529
Lydall, Inc.*	1,630	15,697
McCoy Corp.	3,100	6,874
Mueller Industries, Inc.	7,550	173,726
Mueller Water Products, Inc., Class A^	1,850	16,613
NACCO Industries, Inc., Class A	100	9,452
Navistar International Corp.*	920	49,846
NN, Inc.	1,190	15,292
Nordson Corp.	2,900	142,419
Oshkosh Corp.	1,150	15,134
Pentair, Inc.	470	16,248
RBC Bearings, Inc.*^	1,200	40,428
Robbins & Myers, Inc.	3,370	104,234
Sauer-Danfoss, Inc.	110	2,716
Sun Hydraulics Corp.	2,700	70,308
Tecumseh Products Co., Class A*	3,370	84,385
Tennant Co.	1,080	37,001
Thermadyne Holdings Corp.*	70	1,167
Timken Co.	2,830	80,230
Titan International, Inc.	2,747	58,566
Toro Co.	6,540	270,102
Trimas Corp.*	60	394
Trinity Industries, Inc.	270	6,947
Twin Disc, Inc.	440	6,054
Wabash National Corp.	1,930	18,239
Wabtec Corp.	3,630	185,965
Watts Water Technologies, Inc., Class A	3,560	97,366
Xerium Technologies, Inc.	690	4,444

		3,588,046

Marine (0.3%)
Alexander & Baldwin, Inc.	3,250	143,098
American Commercial Lines, Inc.*	2,010	21,386
Excel Maritime Carriers Ltd.	1,660	25,033
Safe Bulkers, Inc.	5,260	57,334
Star Bulk Carriers Corp.^	5,220	36,540
TBS International Ltd., Class A*	590	7,941
Ultrapetrol Bahamas Ltd.*	240	1,884

		293,216

Professional Services (2.0%)
Acacia Research-Acacia Technologies*	1,520	4,590
Administaff, Inc.	5,660	154,065
CBIZ, Inc.*	8,570	72,417
CDI Corp.	2,850	63,641
COMSYS IT Partners, Inc.*	910	8,845
Corporate Executive Board Co.	200	6,250
CoStar Group, Inc.*	60	2,723
CRA International, Inc.*	1,100	30,228
Exponent, Inc.*	3,240	107,212
First Advantage Corp., Class A*	620	8,711
Heidrick & Struggles International, Inc.	780	23,517
Hill International, Inc.*	3,940	54,569

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Hudson Highland Group, Inc.*	2,930	$20,363
ICF International, Inc.*	1,670	32,982
Kelly Services, Inc., Class A	2,800	53,340
Kforce, Inc.*	130	1,327
Korn/Ferry International*	7,750	138,105
Manpower, Inc.	2,020	87,183
Monster Worldwide, Inc.*	3,510	52,334
MPS Group, Inc.*	18,530	186,782
Navigant Consulting, Inc.*	1,750	34,808
On Assignment, Inc.*	2,020	15,918
Resources Connection, Inc.*	7,100	159,963
Robert Half International, Inc.	5,230	129,443
School Specialty, Inc.*	2,130	66,435
Spherion Corp.*	3,110	15,146
TrueBlue, Inc.*^	9,140	147,702
Watson Wyatt Worldwide, Inc., Class A	1,190	59,179

		1,737,778

Road & Rail (1.2%)
Amerco, Inc.*	440	18,449
Arkansas Best Corp.	5,100	171,819
Avis Budget Group, Inc.*	19,670	112,906
Celadon Group, Inc.*	1,060	12,158
Con-way, Inc.	150	6,616
Genesee & Wyoming, Inc., Class A*	1,840	69,037
Heartland Express, Inc.	3,400	52,768
Hertz Global Holdings, Inc.*	6,670	50,492
Marten Transport Ltd.*	2,300	44,873
Old Dominion Freight Line, Inc.*	1,820	51,579
Ryder System, Inc.	1,420	88,040
Werner Enterprises, Inc.	7,260	157,615
YRC Worldwide, Inc.*^	12,250	146,510

		982,862

Trading Companies & Distributors (1.4%)
Applied Industrial Technologies, Inc.	8,080	217,594
Beacon Roofing Supply, Inc.*	4,660	72,789
BlueLinx Holdings, Inc.	260	1,376
DXP Enterprises, Inc.*	330	17,592
GATX Corp.	3,770	149,179
H&E Equipment Services, Inc.*	660	6,376
Houston Wire & Cable Co.	3,350	57,520
Interline Brands, Inc.*	230	3,728
Kaman Corp.	210	5,981
MSC Industrial Direct Co., Class A	1,420	65,419
Rush Enterprises, Inc., Class A*	3,030	38,784
TAL International Group, Inc.	900	18,738
Textainer Group Holdings Ltd.	490	7,443
United Rentals, Inc.*	9,604	146,365
W.W. Grainger, Inc.	180	15,655
Watsco, Inc.^	1,930	97,040
WESCO International, Inc.*	7,750	249,395

		1,170,974

Transportation Infrastructure (0.0%)
CAI International, Inc.*	3,300	36,498

Total Industrials		16,805,574

Information Technology (20.0%)
Communications Equipment (2.7%)
3Com Corp.*	2,180	5,079
Acme Packet, Inc.*	930	5,329
ADTRAN, Inc.	9,940	193,731
Avocent Corp.*	8,910	182,299
Bel Fuse, Inc., Class A	100	$2,750
Black Box Corp.	1,200	41,436
Brocade Communications Systems, Inc.*	22,920	133,394
Ciena Corp.*	4,790	48,283
Comtech Telecommunications Corp.*	4,420	217,641
DG FastChannel, Inc.*	130	2,850
Digi International, Inc.*	150	1,530
EchoStar Corp., Class A*	1,750	42,175
EMS Technologies, Inc.*	2,220	49,528
Emulex Corp.*	14,980	159,837
Extreme Networks, Inc.*	1,250	4,212
F5 Networks, Inc.*	250	5,845
Foundry Networks, Inc.*	8,270	150,597
InterDigital, Inc.*	860	20,683
Ixia*	3,690	27,195
JDS Uniphase Corp.*	4,810	40,693
Loral Space & Communications, Inc.*	30	443
Oplink Communications, Inc.*	170	2,052
Parkervision, Inc.*	500	5,000
Performance Technologies, Inc.*	200	876
Plantronics, Inc.	11,150	251,098
Polycom, Inc.*	8,820	204,007
Powerwave Technologies, Inc.*^	14,780	58,529
SeaChange International, Inc.*^	3,240	31,298
ShoreTel, Inc.*	1,300	7,462
Symmetricom, Inc.*	100	497
Tekelec*	12,840	179,632
Tellabs, Inc.*^	33,640	136,578
Utstarcom, Inc.*^	8,150	27,465
ViaSat, Inc.*	1,800	42,444

		2,282,468

Computers & Peripherals (1.7%)
3PAR, Inc.*	2,630	16,963
Adaptec, Inc.*	9,440	30,963
Avid Technology, Inc.*	760	18,286
Compellent Technologies, Inc.*	320	3,968
Electronics for Imaging, Inc.*	4,470	62,267
Hutchinson Technology, Inc.*	180	2,084
Hypercom Corp.*	170	677
Imation Corp.	4,320	97,589
Intermec, Inc.*	100	1,964
Lexmark International, Inc., Class A*	4,450	144,936
NCR Corp.*	6,030	132,962
Netezza Corp.*	3,600	38,196
QLogic Corp.*	15,250	234,240
Rackable Systems, Inc.*	440	4,316
Seagate Technology	9,180	111,262
STEC, Inc.*^	8,590	66,143
Stratasys, Inc.*^	420	7,337
Sun Microsystems, Inc.*	5,730	43,548
Synaptics, Inc.*	7,995	241,609
Teradata Corp.*	320	6,240
Western Digital Corp.*	8,010	170,773
Xyratex Ltd.*	1,420	15,805

		1,452,128

Electronic Equipment, Instruments & Components (3.7%)
Agilysys, Inc.	120	1,211
Amphenol Corp., Class A	2,490	99,949
Anixter International, Inc.*	400	23,804
Arrow Electronics, Inc.*	4,920	129,002
Avnet, Inc.*	4,100	100,983
AVX Corp.	1,960	19,972

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Benchmark Electronics, Inc.*	11,150	$156,992
Checkpoint Systems, Inc.*	1,150	21,643
Cogent, Inc.*	4,230	43,231
Cognex Corp.	6,810	137,290
Coherent, Inc.*	2,910	103,451
CPI International, Inc.*	10	145
CTS Corp.	5,890	75,274
Daktronics, Inc.	1,730	28,822
Dolby Laboratories, Inc., Class A*	60	2,111
DTS, Inc.*	2,980	82,933
Electro Scientific Industries, Inc.*	1,960	27,871
Flir Systems, Inc.*	1,100	42,262
Gerber Scientific, Inc.*	970	8,866
Ingram Micro, Inc., Class A*	3,210	51,585
Insight Enterprises, Inc.*	4,480	60,077
IPG Photonics Corp.*	760	14,828
Itron, Inc.*	50	4,427
Jabil Circuit, Inc.	3,020	28,811
Littelfuse, Inc.*	2,350	69,865
Measurement Specialties, Inc.*	30	523
Methode Electronics, Inc.	4,560	40,766
Molex, Inc.	4,190	94,065
MTS Systems Corp.	2,120	89,252
Multi-Fineline Electronix, Inc.*^	3,750	55,462
NAM TAI Electronics, Inc.	1,530	12,500
National Instruments Corp.	4,320	129,816
Newport Corp.*	1,080	11,642
OSI Systems, Inc.*	1,070	25,156
Park Electrochemical Corp.	1,950	47,268
PC Connection, Inc.*	680	4,549
Plexus Corp.*	9,170	189,819
RadiSys Corp.*	90	774
Rofin-Sinar Technologies, Inc.*	6,230	190,700
Rogers Corp.*	1,700	62,866
Sanmina-SCI Corp.*	12,080	16,912
Scansource, Inc.*	2,170	62,474
SYNNEX Corp.*	6,890	153,923
Tech Data Corp.*	7,670	228,950
Technitrol, Inc.	5,540	81,937
Trimble Navigation Ltd.*	3,150	81,459
TTM Technologies, Inc.*	8,470	84,022
Vishay Intertechnology, Inc.*	16,980	112,408

		3,112,648

Internet Software & Services (1.4%)
Art Technology Group, Inc.*	2,230	7,850
AsiaInfo Holdings, Inc.*	6,680	61,322
Bankrate, Inc.*^	30	1,167
Bidz.com, Inc.*	420	3,637
Digital River, Inc.*	2,040	66,096
EarthLink, Inc.*	2,060	17,510
Greenfield Online, Inc.*	2,550	44,370
IAC/InterActiveCorp*	2,020	34,946
Imergent, Inc.^	1,200	13,440
Interwoven, Inc.*	5,220	73,706
j2 Global Communications, Inc.*	10,490	244,942
Limelight Networks, Inc.*	140	350
Marchex, Inc., Class B^	1,050	10,805
ModusLink Global Solutions, Inc.*	2,250	21,623
Move, Inc.*	360	763
NaviSite, Inc.*	1,120	2,240
NIC, Inc.	3,570	24,633
Open Text Corp.*	5,650	195,377
RealNetworks, Inc.*	6,900	35,052
S1 Corp.*	10,110	$61,873
Sohu.com, Inc.*	590	32,892
SonicWALL, Inc.*	3,690	19,336
Soundbite Communications, Inc.*	1,400	3,374
Switch & Data Facilities Co., Inc.*^	370	4,606
TheStreet.com, Inc.	1,690	10,123
United Online, Inc.^	10,170	95,700
ValueClick, Inc.*	2,640	27,007
Vignette Corp.*	3,990	42,853
Vocus, Inc.*	1,640	55,694
Zix Corp.*	1,200	2,712

		1,215,999

IT Services (2.2%)
Acxiom Corp.	10,030	125,776
Broadridge Financial Solutions, Inc.	3,750	57,713
CACI International, Inc., Class A*	870	43,587
Cass Information Systems, Inc.	20	717
CIBER, Inc.*	9,089	63,532
Computer Sciences Corp.*	2,470	99,269
Convergys Corp.*	16,090	237,810
CSG Systems International, Inc.*	4,690	82,216
CyberSource Corp.*	5,453	87,848
ExlService Holdings, Inc.*	130	1,141
Fidelity National Information Services, Inc.	1,090	20,121
Forrester Research, Inc.*	2,260	66,263
Gartner, Inc.*	4,850	109,998
Global Cash Access Holdings, Inc.*	4,770	24,136
Global Payments, Inc.	120	5,383
Hackett Group, Inc.*	170	925
Heartland Payment Systems, Inc.^	1,410	36,040
Hewitt Associates, Inc., Class A*	1,740	63,406
iGATE Corp.*	960	8,323
infoGROUP, Inc.	350	2,314
Integral Systems, Inc.*	3,180	66,049
ManTech International Corp., Class A*	3,550	210,479
Mastech Holdings, Inc.*	53	405
MAXIMUS, Inc.	1,950	71,838
NCI, Inc., Class A*	200	5,696
Ness Technologies, Inc.*	1,840	21,105
Perot Systems Corp., Class A*	9,080	157,538
RightNow Technologies, Inc.*	3,390	42,612
Sapient Corp.*	14,300	106,249
TeleTech Holdings, Inc.*	5,510	68,544
Total System Services, Inc.	240	3,936
Unisys Corp.*	2,570	7,068

		1,898,037

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	1,530	42,611

Semiconductors & Semiconductor Equipment (4.8%)
Actel Corp.*	3,990	49,795
Advanced Energy Industries, Inc.*	4,560	62,381
Altera Corp.	6,270	129,664
Amkor Technology, Inc.*	26,160	166,639
Analog Devices, Inc.	3,510	92,488
Atmel Corp.*	54,760	185,636
ATMI, Inc.*	1,400	25,172
Brooks Automation, Inc.*	4,750	39,710
Cabot Microelectronics Corp.*	5,410	173,553
Cirrus Logic, Inc.*	7,680	41,856
Cohu, Inc.	1,730	27,369

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Conexant Systems, Inc.*	1,800	$7,218
Cymer, Inc.*	4,360	110,439
DSP Group, Inc.*	100	765
Entegris, Inc.*	19,500	94,380
Exar Corp.*	260	1,992
Fairchild Semiconductor International, Inc.*	17,860	158,775
FEI Co.*	4,360	103,812
Integrated Device Technology, Inc.*	25,180	195,900
Intellon Corp.*	1,500	5,490
Intersil Corp., Class A	7,170	118,879
IXYS Corp.*	260	2,363
KLA-Tencor Corp.	3,410	107,927
Lattice Semiconductor Corp.*	11,560	23,814
LSI Corp.*	17,620	94,443
Marvell Technology Group Ltd.*	7,330	68,169
Mattson Technology, Inc.*	260	1,230
Micrel, Inc.	10,690	96,958
Microsemi Corp.*	80	2,038
Microtune, Inc.*	1,480	3,966
MKS Instruments, Inc.*	10,050	200,095
Monolithic Power Systems, Inc.*	5,600	97,272
Netlogic Microsystems, Inc.*^	2,730	82,555
Novellus Systems, Inc.*	350	6,874
NVIDIA Corp.*	510	5,462
Pericom Semiconductor Corp.*	6,690	70,245
PMC-Sierra, Inc.*	22,140	164,279
Power Integrations, Inc.*	420	10,122
RF Micro Devices, Inc.*	25,920	75,686
Semtech Corp.*	14,200	198,232
Silicon Image, Inc.*	8,690	46,405
Silicon Laboratories, Inc.*	4,910	150,737
Silicon Storage Technology, Inc.*	3,660	11,932
Skyworks Solutions, Inc.*	24,940	208,498
Spansion, Inc., Class A*	960	1,488
Standard Microsystems Corp.*	2,050	51,209
Supertex, Inc.*	760	21,402
Techwell, Inc.*	570	5,375
Teradyne, Inc.*	14,790	115,510
TriQuint Semiconductor, Inc.*	7,040	33,722
Ultra Clean Holdings, Inc.*	390	1,966
Ultratech, Inc.*	3,720	45,012
Veeco Instruments, Inc.*	4,560	67,534
Verigy Ltd.*	4,550	74,074
Volterra Semiconductor Corp.*^	5,650	71,924
Xilinx, Inc.	1,910	44,789
Zoran Corp.*	850	6,936

		4,062,156

Software (3.4%)
Activision Blizzard, Inc.*	6,660	102,764
Actuate Corp.*	1,020	3,570
Advent Software, Inc.*	880	31,002
Amdocs Ltd.*	3,490	95,556
ANSYS, Inc.*	2,366	89,600
ArcSight, Inc.*	160	1,221
Aspen Technology, Inc.*	9,280	117,856
Autodesk, Inc.*	1,890	63,410
Bottomline Technologies, Inc.*	880	9,152
CA, Inc.	2,230	44,511
Cadence Design Systems, Inc.*	17,570	118,773
Check Point Software Technologies Ltd.*	1,850	42,069
Citrix Systems, Inc.*	710	17,935
Commvault Systems, Inc.*	650	$7,832
Compuware Corp.*	12,590	121,997
Concur Technologies, Inc.*	800	30,608
Double-Take Software, Inc.*	550	5,473
EPIQ Systems, Inc.*	3,730	50,728
Fair Isaac Corp.	6,860	158,123
FalconStor Software, Inc.*	1,250	6,700
i2 Technologies, Inc.*^	580	7,824
Informatica Corp.*	8,370	108,726
Interactive Intelligence, Inc.*	1,240	11,185
Jack Henry & Associates, Inc.^	930	18,907
JDA Software Group, Inc.*	3,580	54,452
Kenexa Corp.*	200	3,158
Lawson Software, Inc.*	3,300	23,100
Manhattan Associates, Inc.*	3,800	84,892
Mentor Graphics Corp.*	6,450	73,208
MicroStrategy, Inc., Class A*	1,650	98,225
Net 1 UEPS Technologies, Inc.*	6,240	139,339
NetScout Systems, Inc.*	2,690	28,622
Parametric Technology Corp.*	9,340	171,856
Pegasystems, Inc.	840	10,844
Phoenix Technologies Ltd.*	170	1,358
Progress Software Corp.*	3,040	79,010
PROS Holdings, Inc.*	320	3,005
Quest Software, Inc.*	10,480	132,991
Radiant Systems, Inc.*	3,280	28,503
SPSS, Inc.*	2,060	60,482
Sybase, Inc.*	5,110	156,468
Synopsys, Inc.*	550	10,972
Taleo Corp., Class A*	2,170	43,161
The9 Ltd. (ADR)*	260	4,365
TIBCO Software, Inc.*	31,490	230,507
TiVo, Inc.*	1,540	11,273
Tyler Technologies, Inc.*	3,920	59,466
Ultimate Software Group, Inc.*	710	19,170
Wind River Systems, Inc.*	13,120	131,200

		2,925,149

Total Information Technology		16,991,196

Materials (6.4%)
Chemicals (4.1%)
A. Schulman, Inc.	3,620	71,604
American Vanguard Corp.	640	9,651
Arch Chemicals, Inc.	2,550	90,015
Ashland, Inc.	130	3,801
Balchem Corp.	990	26,403
Calgon Carbon Corp.*	8,470	172,449
CF Industries Holdings, Inc.	860	78,656
Chemtura Corp.	27,330	124,625
Ferro Corp.	6,050	121,605
GenTek, Inc.*	200	5,142
H.B. Fuller Co.	9,120	190,334
Hercules, Inc.	15,280	302,391
ICO, Inc.*^	3,080	17,279
Innophos Holdings, Inc.	3,400	82,892
Innospec, Inc.	2,870	34,612
Koppers Holdings, Inc.	4,660	174,331
Landec Corp.*	1,900	15,561
LSB Industries, Inc.*	1,170	16,205
Minerals Technologies, Inc.	3,210	190,546
Nalco Holding Co.	3,300	61,182
NewMarket Corp.	3,270	171,871
Nova Chemicals Corp.	5,660	127,916

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Olin Corp.	11,170	$216,698
OM Group, Inc.*	5,190	116,775
Penford Corp.	140	2,477
PolyOne Corp.*	11,260	72,627
Quaker Chemical Corp.	1,520	43,259
RPM International, Inc.	3,330	64,402
Scotts Miracle-Gro Co., Class A	5,130	121,273
Sensient Technologies Corp.	4,340	122,084
ShengdaTech, Inc.*^	560	3,920
Spartech Corp.	230	2,277
Stepan Co.	1,100	60,027
Terra Industries, Inc.	4,420	129,948
Valhi, Inc.^	390	7,020
Valspar Corp.	11,470	255,666
Westlake Chemical Corp.	4,720	99,262
Zep, Inc.	3,535	62,357

		3,469,143

Construction Materials (0.1%)
Headwaters, Inc.*	5,620	75,027

Containers & Packaging (0.8%)
Crown Holdings, Inc.*	3,800	84,398
Greif, Inc., Class A	760	49,871
Myers Industries, Inc.	1,790	22,572
Rock-Tenn Co., Class A	7,670	306,647
Sealed Air Corp.	820	18,032
Silgan Holdings, Inc.	440	22,480
Smurfit-Stone Container Corp.*	5,060	23,782
Sonoco Products Co.	2,700	80,136
Temple-Inland, Inc.	4,890	74,621

		682,539

Metals & Mining (1.1%)
A.M. Castle & Co.	2,140	36,979
AK Steel Holding Corp.	2,760	71,539
Amerigo Resources Ltd.	8,800	9,592
Carpenter Technology Corp.	1,760	45,144
Farallon Resources Ltd.*	9,900	3,535
Haynes International, Inc.*	80	3,746
Hecla Mining Co.*	12,890	60,325
Kaiser Aluminum Corp.	2,000	85,900
Olympic Steel, Inc.	1,690	49,838
Redcorp Ventures Ltd.*	46,400	4,578
Reliance Steel & Aluminum Co.	2,400	91,128
RTI International Metals, Inc.*	640	12,518
Schnitzer Steel Industries, Inc., Class A	3,320	130,277
Sims Group Ltd. (ADR)	6,730	155,463
Sutor Technology Group Ltd.*	140	461
Universal Stainless & Alloy Products, Inc.*	480	12,264
Worthington Industries, Inc.^	12,870	192,278

		965,565

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.*	1,040	8,518
Deltic Timber Corp.	930	59,185
Domtar Corp.*	460	2,116
Glatfelter	4,800	64,992
Louisiana-Pacific Corp.	1,980	18,414
MeadWestvaco Corp.	290	6,760
Mercer International, Inc.*^	1,240	4,538
Neenah Paper, Inc.	160	3,168
Schweitzer-Mauduit International, Inc.	780	14,812
Verso Paper Corp.	380	1,003

Wausau Paper Corp.	3,560	$36,063

		219,569

Total Materials		5,411,843

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.1%)
Alaska Communications Systems Group, Inc.	2,940	35,956
Atlantic Tele-Network, Inc.	1,600	44,800
CenturyTel, Inc.	240	8,796
Cincinnati Bell, Inc.*	31,880	98,509
Embarq Corp.	2,770	112,323
Iowa Telecommunications Services, Inc.	4,570	85,368
NTELOS Holdings Corp.	7,910	212,700
Premiere Global Services, Inc.*	16,130	226,788
Windstream Corp.	8,040	87,958

		913,198

Wireless Telecommunication Services (0.6%)
Centennial Communications Corp.*	14,360	89,606
iPCS, Inc.*	910	20,266
Syniverse Holdings, Inc.*	14,090	234,035
Telephone & Data Systems, Inc.	3,720	132,990
U.S. Cellular Corp.*	620	29,090
USA Mobility, Inc.*	850	9,350

		515,337

Total Telecommunication Services		1,428,535

Utilities (1.5%)
Electric Utilities (0.3%)
El Paso Electric Co.*	280	5,880
Hawaiian Electric Industries, Inc.^	3,070	89,368
UIL Holdings Corp.	1,740	59,734
Unisource Energy Corp.	2,240	65,386

		220,368

Gas Utilities (0.8%)
Laclede Group, Inc.	2,930	142,076
New Jersey Resources Corp.	2,040	73,216
Northwest Natural Gas Co.	2,480	128,960
South Jersey Industries, Inc.	1,030	36,771
Southwest Gas Corp.	1,160	35,101
WGL Holdings, Inc.^	8,560	277,772

		693,896

Independent Power Producers & Energy Traders (0.1%)
Canadian Hydro Developers, Inc.*	900	3,492
Mirant Corp.*	2,210	40,421
Reliant Energy, Inc.*	200	1,470

		45,383

Multi-Utilities (0.2%)
Avista Corp.	7,050	153,056
CH Energy Group, Inc.	360	15,685
Integrys Energy Group, Inc.	570	28,466

		197,207

Water Utilities (0.1%)
American States Water Co.	570	21,945
Cascal N.V	4,710	49,455
SJW Corp.^	1,420	42,557

		113,957

Total Utilities		1,270,811

Total Common Stocks (98.9%) (Cost $93,926,567)		83,947,147

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHT:
Information Technology (0.0%)
Semiconductors & Semiconductor Equipment (0.0%)
Micrel, Inc., expiring 3/24/09*† (Cost $—)	9,780	$—

	Number of Warrants	Value (Note 1)
WARRANT:
Materials (0.0%)
Metals & Mining (0.0%)
Redcorp Ventures Ltd., expiring 7/10/09* (Cost $—)	23,200	218

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (4.5%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$3,834,001	3,834,001

Time Deposit (1.5%)
JPMorgan Chase Nassau
0.58%, 10/1/08	1,244,797	1,244,797

Total Short-Term Investments (6.0%) (Amortized Cost $5,078,798)		5,078,798

Total Investments (104.9%) (Cost/Amortized Cost $99,005,365)		89,026,163
Other Assets Less Liabilities (-4.9%)		(4,128,785)

Net Assets (100%)		$84,897,378

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.0% of net assets) at fair value.

(b)	Illiquid Security.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$83,947,365	$5,078,798	$—	$89,026,163
Other Investments*	—	—	—	—

Total	$83,947,365	$5,078,798	$—	$89,026,163

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$91,344,137
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$74,018,683

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,570,340
Aggregate gross unrealized depreciation	(13,768,478)

Net unrealized depreciation	$(10,198,138)

Federal income tax cost of investments	$99,224,301

At September 30, 2008, the Portfolio had loaned securities with a total value of $3,762,063. This was secured by collateral of $3,834,001 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $164 as brokerage commissions with Sanford C. Bernstein & Co., Inc, an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (15.1%)
Asset-Backed Securities (10.0%)
Access Group, Inc., Series 2008-1 A
4.093%, 10/27/25(l)†	$21,600,000	$21,353,941
ACE Securities Corp., Series 2006-NC3 A2A
3.257%, 12/25/36(l)(b)	48,901	46,039
Series 2007-ASP2 A2A
3.297%, 6/25/37(l)(b)	773,912	721,466
American Express Credit Account Master Trust, Series 2006-A A
2.478%, 8/15/11(l)§	6,900,000	6,881,769
Amortizing Residential Collateral Trust, Series 2002-BC4 A
3.497%, 7/25/32(l)(b)	1,269	900
Argent Securities, Inc., Series 2006-M3 A2A
3.257%, 10/25/36(l)(b)	108,137	105,746
Asset Backed Funding Certificates, Series 2004-OPT5 A1
3.557%, 6/25/34(l)(b)	258,634	211,113
Series 2006-OPT3 A3A
3.267%, 11/25/36(l)(b)	31,740	30,524
Bank of America Credit Card Trust, Series 2008-A1 A1
3.068%, 4/15/13(l)	7,700,000	7,532,244
Series 2008-A5 A5
3.688%, 12/16/13(l)	17,100,000	16,796,651
Series 2008-A7 A7
3.188%, 12/15/14(l)	19,000,000	18,153,717
Bank One Issuance Trust, Series 2004-A5 A5
2.618%, 3/15/14(l)	2,000,000	1,913,909
Bear Stearns Asset Backed Securities Trust, Series 2002-2 A1
3.867%, 10/25/32(l)(b)	13,739	12,064
Series 2005-4 A
3.537%, 1/25/36(l)(b)	13,327	12,562
Capital Auto Receivables Asset Trust, Series 2008-2 A3B
3.938%, 10/15/12(l)	5,900,000	5,755,979
Carrington Mortgage Loan Trust, Series 2006-NC5 A1
3.257%, 1/25/37(l)(b)	804,805	768,252
Chase Credit Card Master Trust, Series 2002-3 A
2.658%, 9/15/11(l)	5,300,000	5,269,157
Series 2003-6 A
2.598%, 2/15/11(l)	300,000	299,778
Chase Issuance Trust, Series 2006-A4 A4
2.508%, 10/15/13(l)	2,175,000	2,071,433
Series 2007-A1 A1
2.508%, 3/15/13(l)	13,400,000	12,912,206
Series 2008-A7 A7
3.138%, 11/15/11(l)	19,300,000	19,140,806
Citibank Omni Master Trust, Series 2008-A9A A9
4.188%, 3/20/13(l)§	8,000,000	7,983,123
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4 A1
3.257%, 11/25/36(l)(b)	$16,461	$16,327
Series 2007-AHL3 A3A
3.267%, 7/25/45(l)(b)	1,883,466	1,711,769
Series 2007-AMC2 A3A
3.287%, 1/25/37(l)	676,768	610,690
Series 2007-AMC4 A2A
3.267%, 5/25/37(l)(b)	1,933,378	1,770,804
Countrywide Asset-Backed Certificates, Series 2006-11 3AV1
3.267%, 9/25/46(l)(b)	19,179	19,076
Series 2006-13 3AV1
3.257%, 1/25/37(l)(b)	10,325	10,292
Series 2006-15 A1
3.317%, 10/25/46(l)(b)	117,302	113,701
Series 2006-18 2A1
3.257%, 3/25/37(l)(b)	352,927	340,322
Series 2006-21 2A1
3.257%, 5/25/37(l)(b)	44,137	42,333
Series 2006-22 2A1
3.257%, 5/25/47(l)(b)	50,689	48,785
Series 2006-23 2A1
3.257%, 5/25/37(l)(b)	812,695	790,760
Series 2006-24 2A1
3.257%, 6/25/37(l)(b)	939,509	913,503
Series 2006-6 2A2
3.387%, 9/25/36(l)(b)	1,747,204	1,612,758
Series 2006-8 2A1
3.237%, 1/25/46(l)(b)	48,538	48,121
Series 2007-6 2A1
3.307%, 9/25/37(l)(b)	539,796	505,894
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6 A1
3.327%, 7/25/37(l)(b)§	2,370,301	2,209,928
Daimler Chrysler Auto Trust, Series 2008-B A3B
3.967%, 9/10/12(l)	600,000	589,047
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15 A3
3.257%, 11/25/36(l)(b)	1,045,837	983,594
Series 2006-FF16 2A1
3.257%, 12/25/36(l)(b)	28,847	28,030
First NLC Trust, Series 2007-1 A1
3.277%, 8/25/37(l)(b)§	1,847,681	1,742,369
Ford Credit Auto Owner Trust, Series 2008-A A2
3.088%, 7/15/10(l)	6,512,765	6,505,679
Fremont Home Loan Trust, Series 2006-C 2A1
3.257%, 10/25/36(l)(b)	37,109	35,467
Series 2006-E 2A1
3.267%, 1/25/37(l)(b)	111,074	104,537
GSAA Home Equity Trust, Series 2007-6 A4
3.507%, 5/25/47(l)	700,000	267,584
GSAMP Trust, Series 2006-HE7 A2A
3.247%, 10/25/46(l)(b)	33,795	32,995

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-S6 A1A
3.277%, 10/25/36(l)(b)	$5,409	$5,070
HFC Household Home Equity Loan Trust, Series 2006-4 A1V
3.258%, 3/20/36(l)(b)	436,948	425,116
HSI Asset Securitization Corp. Trust, Series 2006-HE1 2A1
3.257%, 10/25/36(l)(b)	49,429	45,496
Series 2006-HE2 2A1
3.257%, 12/25/36(l)(b)	890,031	826,373
Series 2007-WF1 2A1
3.267%, 5/25/37(l)(b)	1,656,630	1,479,836
Indymac Residential Asset Backed Trust, Series 2006-D 2A1
3.257%, 11/25/36(l)(b)	29,908	29,513
Series 2006-E 2A1
3.267%, 4/25/37(l)(b)	628,015	612,564
Series 2007-A 2A1
3.337%, 4/25/47(l)(b)	1,279,590	1,233,168
Series 2007-B 2A1
3.287%, 7/25/37(l)(b)	710,818	681,672
JP Morgan Mortgage Acquisition Corp., Series 2006-CH1 A2
2.519%, 7/25/36(l)(b)	56,796	55,258
Series 2006-CW2 AV2
3.247%, 8/25/36(l)(b)	14,892	14,681
Series 2006-HE3 A2
2.541%, 11/25/36(l)(b)	28,076	26,935
Series 2006-WMC3 A2
3.257%, 8/25/36(l)(b)	97,303	95,549
Series 2007-CH4 A2
3.267%, 5/25/37(l)(b)	1,039,771	971,444
Lehman ABS Mortgage Loan Trust, Series 2007-1 2A1
3.297%, 6/25/37(l)(b)§	639,902	609,835
Lehman XS Trust, Series 2006-16N A1A
3.287%, 11/25/46(l)(b)	215,373	205,773
Series 2006-4N A1A
3.287%, 4/25/46(l)	26,181	25,957
Series 2006-9 A1A
3.277%, 5/25/46(l)	40,266	39,005
Long Beach Mortgage Loan Trust, Series 2005-WL2 3A1
3.387%, 8/25/35(l)(b)	17,941	17,473
Series 2006-10 2A1
3.247%, 11/25/36(l)(b)	33,059	31,985
MASTR Asset Backed Securities Trust, Series 2006-HE5 A1
3.267%, 11/25/36(l)(b)	734,482	717,924
Series 2007-HE1 A1
3.287%, 5/25/37(l)(b)	1,398,741	1,306,085
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A1
3.267%, 7/25/37(l)(b)	1,651,941	1,595,422
Merrill Lynch Mortgage Investors, Inc., Series 2006-AHL1 A2A
3.257%, 5/25/37(l)(b)	61,917	61,002
Series 2006-FF1 A2A
3.277%, 8/25/36(l)(b)	257,962	250,882
Series 2006-MLN1 A2A
3.277%, 7/25/37(l)(b)	102,197	99,699
Series 2006-RM3 A2A
3.237%, 6/25/37(l)(b)	$25,578	$25,210
Morgan Stanley ABS Capital I, Series 2006-HE8 A2A
3.257%, 10/25/36(l)(b)	64,913	63,322
Morgan Stanley Capital, Inc., Series 2006-HE7 A2A
3.257%, 9/25/36(l)(b)	87,127	85,689
Series 2006-NC5 A2A
3.247%, 10/25/36(l)(b)	105,311	102,521
Series 2006-WMC2 A2A
3.247%, 7/25/36(l)(b)	146,892	145,849
Series 2007-HE6 A1
3.267%, 5/25/37(l)(b)	1,221,186	1,168,949
Series 2007-NC3 A2A
3.267%, 5/25/37(l)(b)	1,251,520	1,135,168
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2 A1
3.257%, 11/25/36(l)(b)	31,319	30,291
Nationstar Home Equity Loan Trust, Series 2007-C 2AV1
3.267%, 6/25/37(l)(b)	1,517,700	1,473,710
Nelnet Student Loan Trust, Series 2004-3 A3
2.890%, 7/25/16(l)	4,878	4,871
Nomura Asset Acceptance Corp., Series 2006-S1 A1
3.347%, 1/25/36(l)§	16,008	13,782
Park Place Securities, Inc., Series 2005-WCW1 A1B
3.467%, 9/25/35(l)(b)	15,413	14,604
RAAC Series,
Series 2007-SP2 A2
3.607%, 6/25/47(l)	600,000	374,343
Residential Asset Mortgage Products, Inc., Series 2006-RS6 A1
3.277%, 11/25/36(l)(b)	8,977	8,899
Residential Asset Securities Corp., Series 2006-KS9 AI1
3.277%, 11/25/36(l)(b)	167,262	164,222
Series 2007-KS3 AI1
3.317%, 4/25/37(l)(b)	679,139	647,519
Securitized Asset Backed Receivables LLC Trust, Series 2006-NC3 A2A
3.257%, 9/25/36(l)(b)	27,968	27,368
Series 2007-BR5 A2A
3.337%, 5/25/37(l)(b)	2,053,237	1,802,297
Series 2007-HE1 A2A
3.267%, 12/25/36(l)(b)	1,164,953	1,077,663
SLC Student Loan Trust, Series 2007-1 A1
2.784%, 2/15/15(l)	1,464,666	1,454,518
SLM Student Loan Trust, Series 2006-5 A2
2.790%, 7/25/17(l)	398,718	397,201
Series 2006-9 A2
2.800%, 4/25/17(l)	1,359,050	1,350,202
Series 2007-2 A1
2.780%, 4/25/14(l)	1,727,821	1,712,335
Series 2007-3 A3
2.840%, 4/25/19(l)	8,700,000	8,082,561
Series 2007-5 A1
2.790%, 7/25/13(l)	1,442,054	1,439,976

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2008-2 A2
3.250%, 1/25/17(l)	$7,700,000	$7,609,969
Series 2008-9 A
4.173%, 4/25/23(l)	23,600,000	23,688,500
Soundview Home Equity Loan Trust, Series 2006-EQ1 A1
3.257%, 10/25/36(l)(b)	33,496	33,261
Series 2006-WF1 A1A
3.307%, 10/25/36(l)(b)	10,438	10,360
Structured Asset Investment Loan Trust, Series 2006-4 A3
3.257%, 7/25/36(l)(b)	28,223	26,739
Structured Asset Securities Corp., Series 2002-HF1 A
3.497%, 1/25/33(l)(b)	2,155	1,779
Series 2005-7XS 2A1A
4.900%, 4/25/35(l)(b)	175,945	116,152
Series 2006-BC3 A2
3.257%, 10/25/36(l)(b)	148,626	141,050
Series 2006-OPT1 A3
3.317%, 4/25/36(l)(b)	1,155,723	1,141,437
Washington Mutual Mortgage Asset-Backed Certificates, Series 2006-HE5 2A1
3.267%, 10/25/36(l)(b)	1,197,829	1,131,268
Wells Fargo Home Equity Trust, Series 2006-3 A1
3.257%, 1/25/37(l)(b)	495,044	482,458

		217,677,504

Non-Agency CMO (5.1%)
American Home Mortgage Assets Trust, Series 2006-1 2A1
3.397%, 5/25/46(l)	11,678,948	7,509,160
Banc of America Commercial Mortgage, Inc., Series 2006-3 A4
5.889%, 7/10/44(l)	5,900,000	5,341,190
Series 2007-3 A4
5.838%, 6/10/49(l)	1,400,000	1,189,780
Series 2007-4 A4
5.936%, 2/10/51(l)	1,400,000	1,196,473
Banc of America Funding Corp., Series 2006-A 1A1
4.625%, 2/20/36(l)	582,420	517,029
Series 2006-J 4A1
6.129%, 1/20/47(l)	811,832	548,894
BCAP LLC Trust, Series 2006-AA2 A1
3.377%, 1/25/37(l)	1,732,598	1,065,532
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3 3A2
4.486%, 5/25/33(l)	291,370	277,124
Series 2003-8 2A1
4.735%, 1/25/34(l)	17,779	17,490
Series 2003-8 4A1
4.837%, 1/25/34(l)	41,554	38,899
Series 2004-10 21A1
4.857%, 1/25/35(l)	4,741,383	4,327,167
Series 2005-5 A2
4.550%, 8/25/35(l)	1,486,777	1,419,683
Series 2007-3 1A1
5.474%, 5/25/47(l)	13,083,586	10,997,911
Bear Stearns Alt-A Trust, Series 2005-7 22A1
5.504%, 9/25/35(l)	$3,578,169	$2,880,397
Series 2006-7 1A2
3.427%, 12/25/46(l)	370,911	112,982
Bear Stearns Commercial Mortgage Securities, Inc., Series 1998-C1 A2
6.440%, 6/16/30	8,751	8,729
Chevy Chase Mortgage Funding Corp., Series 2007-2A A1
3.337%, 5/25/48(l)§	2,234,412	1,345,386
Citigroup Commercial Mortgage Trust, Series 2006-FL2 A1
2.558%, 8/15/21(l)§	3,287	3,104
Citigroup Mortgage Loan Trust, Inc., Series 2005-11 A1A
4.900%, 12/25/35(l)	53,589	51,018
Series 2005-11 A2A
4.700%, 12/25/35(l)	739,316	686,872
Series 2005-12 2A1
4.007%, 8/25/35(l)§	933,845	833,769
Series 2005-6 A2
4.248%, 8/25/35(l)	564,494	537,645
Series 2005-6 A3
4.098%, 8/25/35(l)	78,861	70,985
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3 A5
5.617%, 10/15/48	4,000,000	3,552,491
Citimortgage Alternative Loan Trust, Series 2007-A6 1A5
6.000%, 6/25/37	1,887,557	1,822,714
Countrywide Alternative Loan Trust, Series 2003-J1 4A1
6.000%, 10/25/32	4,410	3,878
Series 2005-61 2A1
3.487%, 12/25/35(l)	43,918	27,797
Series 2005-62 2A1
3.855%, 12/25/35(l)	434,643	313,785
Series 2006-41CB 1A9
6.000%, 1/25/37	1,072,131	756,188
Series 2006-OA12 A1A
3.268%, 9/20/46(l)	69,230	68,010
Series 2006-OA22 A1
3.367%, 2/25/47(l)	1,086,365	657,710
Series 2007-OA7 A1A
3.387%, 5/25/47(l)	162,148	98,472
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30 M
7.047%, 10/19/32(l)	8,195	7,735
Series 2003-HYB3 7A1
3.781%, 11/19/33(l)	55,139	51,887
Series 2005-25 A11
5.500%, 11/25/35	1,291,322	1,189,068
Series 2005-R2 1AF1
3.547%, 6/25/35(l)§	52,037	43,638
CS First Boston Mortgage Securities Corp., Series 2002-P1A A
3.076%, 3/25/32(l)§	2,774	2,530
Series 2005-C6 A1
4.938%, 12/15/40	95,950	94,788

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche ALT-A Securities, Inc., Series 2003-3 3A1
5.000%, 10/25/18	$1,140,957	$1,079,878
Series 2005-AR2 7A1
5.588%, 10/25/35(l)	475,547	364,518
Series 2007-1 1A1
3.297%, 8/25/37(l)	1,676,102	1,594,231
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1 A1
4.740%, 6/25/34(l)	111,237	92,382
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3 2A1
5.357%, 8/25/35(l)	633,778	547,317
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1 A4
5.238%, 11/10/45(l)	5,900,000	5,188,420
Greenpoint Mortgage Funding Trust, Series 2005-AR5 1A1
3.477%, 11/25/45(l)	77,286	48,648
Series 2006-AR6 A1A
3.287%, 10/25/46(l)	125,105	107,494
Greenwich Capital Commercial Funding Corp., Series 2007-GG9 A4
5.444%, 3/10/39	11,800,000	9,972,311
GS Mortgage Securities Corp. II, Series 2007-EOP A1
2.577%, 3/6/20(l)§	757,261	679,712
Harborview Mortgage Loan Trust, Series 2005-2 2A1A
3.250%, 5/19/35(l)	50,837	32,775
Series 2006-1 2A1A
3.270%, 3/19/37(l)	186,827	114,825
Series 2006-12 2A11
3.120%, 1/19/38(l)	72,011	66,291
Impac Secured Assets Corp., Series 2006-4 A2A
3.287%, 1/25/37(l)(b)	75,736	71,426
Indymac Index Mortgage Loan Trust, Series 2004-AR11 2A
5.048%, 12/25/34(l)	348,309	283,955
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20 A4
5.794%, 2/12/51(l)	1,900,000	1,607,910
JP Morgan Mortgage Trust, Series 2005-A1 6T1
5.021%, 2/25/35(l)	2,273,871	1,978,866
Lehman XS Trust, Series 2006-10N 1A1A
3.287%, 7/25/46(l)	48,797	47,953
MASTR Adjustable Rate Mortgages Trust, Series 2004-13 3A7
3.788%, 11/21/34(l)	100,000	81,048
Series 2007-3 22A1
3.317%, 5/25/47(l)	222,064	218,056
Mellon Residential Funding Corp., Series 2000-TBC3 A1
2.928%, 12/15/30(l)	55,901	51,912
Series 2001-TBC1 A1
2.838%, 11/15/31(l)	216,578	196,049
Merrill Lynch Floating Trust, Series 2006-1 A1
2.558%, 6/15/22(l)§	84,099	76,425
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10 A
3.417%, 2/25/36(l)	$1,572,626	$1,275,634
MLCC Mortgage Investors, Inc., Series 2005-2 1A
4.353%, 10/25/35(l)	2,990,340	2,790,151
Series 2005-2 2A
4.250%, 10/25/35(l)	2,928,375	2,616,057
Series 2005-2 3A
4.207%, 10/25/35(l)	399,037	362,575
Series 2005-3 4A
3.457%, 11/25/35(l)	325,420	294,448
Series 2005-3 5A
3.457%, 11/25/35(l)	332,793	289,364
Residential Accredit Loans, Inc., Series 2005-QO1 A1
3.507%, 8/25/35(l)	87,260	53,742
Residential Asset Securitization Trust, Series 2006-A8 2A4
6.500%, 8/25/36	1,000,000	549,625
Securitized Asset Sales, Inc.,
Series 1993-6 A5
6.282%, 11/26/23(l)	3,116	3,110
Sequoia Mortgage Trust,
Series 10 2A1
3.568%, 10/20/27(l)	27,407	24,200
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1 4A2
4.580%, 2/25/34(l)	122,029	109,953
Series 2004-19 2A1
4.065%, 1/25/35(l)	66,370	26,550
Series 2005-17 3A1
5.535%, 8/25/35(l)	328,344	265,207
Structured Asset Mortgage Investments, Inc., Series 2004-AR5 1A1
3.360%, 10/19/34(l)	125,511	89,963
Series 2005-AR5 A1
3.280%, 7/19/35(l)	243,656	151,542
Series 2005-AR5 A2
3.280%, 7/19/35(l)	541,394	492,726
Series 2005-AR5 A3
3.280%, 7/19/35(l)	1,080,934	895,270
Series 2006-AR4 2A1
3.397%, 6/25/36(l)	50,747	31,001
Series 2006-AR5 1A1
3.417%, 5/25/46(l)	2,838,866	1,738,881
Series 2006-AR7 A8
3.277%, 8/25/36(l)	93,358	90,947
Series 2007-AR3 1A1
3.307%, 9/25/47(l)	961,721	917,379
Structured Asset Securities Corp., Series 2006-11 A1
5.034%, 10/30/35(l)§	126,131	106,838
TBW Mortgage Backed Pass Through Certificates, Series 2006-4 A1B
3.307%, 9/25/36(l)	13,792	13,247
Thornburg Mortgage Securities Trust, Series 2006-5 A1
3.327%, 9/25/46(l)	549,697	514,948
Series 2007-1 A3A
2.572%, 3/25/37(l)	2,438,273	2,274,403
Series 2007-2 A2A
3.337%, 6/25/37(l)	3,098,668	2,903,881

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A A1
2.578%, 9/15/21(l)§	$3,156,345	$2,881,686
Series 2007-WHL8 A1
2.568%, 6/15/20(l)§	1,887,380	1,714,543
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17 1A
4.055%, 11/25/42(l)	19,508	17,374
Series 2002-AR2 A
3.948%, 2/27/34(l)	15,129	14,282
Series 2003-AR1 A5
5.760%, 3/25/33(l)	1,952,143	1,802,098
Series 2003-R1 A1
3.747%, 12/25/27(l)	447,528	384,968
Series 2004-AR1 A
4.229%, 3/25/34(l)	5,021,602	4,833,730
Series 2005-AR11 A1B1
3.497%, 8/25/45(l)	2,423	2,390
Series 2005-AR13 A1A1
3.497%, 10/25/45(l)	381,218	240,813
Series 2005-AR15 A1A1
3.467%, 11/25/45(l)	86,415	54,653
Series 2006-AR15 2A
4.355%, 11/25/46(l)	77,982	52,492
Series 2006-AR3 A1A
3.855%, 2/25/46(l)	133,455	80,013
Series 2006-AR7 3A
4.329%, 7/25/46(l)	377,948	280,740
Series 2006-AR9 1A
3.855%, 8/25/46(l)	3,665,569	2,088,526
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S A1
3.621%, 9/25/34(l)	132,547	116,979
Series 2007-10 1A22
3.707%, 7/25/37(l)	3,484,533	3,035,556

		110,652,797

Total Asset-Backed and Mortgage-Backed Securities		328,330,301

Convertible Bonds (0.1%)
Government Securities (0.1%)
U.S. Government Agencies (0.1%)
Federal Home Loan Mortgage Corp.
4.549%, 1/1/34(l)	$85,094	86,490
Federal National Mortgage Association
5.557%, 1/1/36(l)	890,741	909,552

Total Government Securities		996,042

Total Convertible Bonds		996,042

Corporate Bonds (18.7%)
Consumer Staples (0.2%)
Food & Staples Retailing (0.1%)
Wal-Mart Stores, Inc.
5.800%, 2/15/18	$1,900,000	$1,856,131

Food Products (0.0%)
Kraft Foods, Inc.
6.000%, 2/11/13	700,000	695,712

Tobacco (0.1%)
Reynolds American, Inc.
3.519%, 6/15/11(l)	1,200,000	1,149,000

Total Consumer Staples		3,700,843

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Gaz Capital S.A.
8.146%, 4/11/18§	1,000,000	875,000
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09§	10,494	10,514
Rockies Express Pipeline LLC
5.100%, 8/20/09(l)§	3,900,000	3,896,412
Sonat, Inc.
7.625%, 7/15/11	35,000	35,421

Total Energy		4,817,347

Financials (17.6%)
Capital Markets (2.9%)
Goldman Sachs Group, Inc.
3.250%, 12/23/08(l)	1,800,000	1,773,763
2.887%, 11/16/09(l)	6,715,000	6,212,806
4.069%, 6/28/10(l)	3,900,000	3,479,143
5.950%, 1/18/18	3,000,000	2,474,892
Lehman Brothers Holdings, Inc.
0.000%, 11/24/08(h)	100,000	12,500
0.000%, 12/23/08(h)	1,800,000	225,000
0.000%, 5/25/10(h)	10,000,000	1,250,000
Merrill Lynch & Co., Inc.
2.839%, 10/23/08(l)	800,000	798,271
5.054%, 5/12/10(l)	27,100,000	26,139,549
Morgan Stanley
3.228%, 11/21/08(l)	300,000	296,701
2.852%, 5/7/09(l)	2,200,000	1,907,413
4.904%, 5/14/10(l)	21,400,000	15,622,878
6.625%, 4/1/18	4,200,000	2,779,522

		62,972,438

Commercial Banks (2.8%)
American Express Bank FSB/Utah
2.507%, 6/12/09(l)	2,400,000	2,367,108
3.248%, 6/22/09(l)	1,600,000	1,577,725
American Express Centurion Bank
2.568%, 7/13/10(l)	3,800,000	3,479,937
Bank of Ireland
3.073%, 12/19/08(l)	2,500,000	2,495,950
2.926%, 12/18/09(l)	400,000	396,159
Charter One Bank N.A.
2.845%, 4/24/09(l)	2,100,000	2,095,424
Commonwealth Bank of Australia
4.150%, 6/8/09(l)§	100,000	99,976
Credit Agricole S.A./London
2.809%, 5/28/09(l)§	2,300,000	2,290,354
Credit Suisse/New York
5.000%, 5/15/13	3,500,000	3,243,419

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
DnB NOR Bank ASA
2.858%, 10/13/09(l)§		$400,000	$399,357
HSBC Capital Funding LP/Jersey Channel Islands
10.176%, 12/31/49(l)§		100,000	98,576
HSBC Holdings plc
5.375%, 12/20/12	EUR	120,000	164,344
National Australia Bank Ltd.
3.253%, 2/8/10(l)§		$12,700,000	12,684,976
5.350%, 6/12/13§		3,700,000	3,554,997
Rabobank Capital Funding II
5.260%, 12/29/49(l)§		100,000	92,572
Rabobank Capital Funding Trust III
5.254%, 12/29/49(l)§		120,000	103,433
Rabobank Nederland N.V.
2.811%, 1/15/09(l)§		200,000	199,854
Royal Bank of Scotland Group plc
2.961%, 8/21/09(l)§		5,300,000	5,273,723
7.092%, 10/29/49(l)	EUR	400,000	362,875
Santander U.S. Debt S.A.U.
2.874%, 11/20/09(l)§		$1,800,000	1,782,713
UBS AG/Connecticut
3.714%, 5/5/10(l)		14,200,000	14,138,826
5.875%, 12/20/17		1,100,000	976,715
UniCredito Luxembourg Finance S.A.
2.846%, 10/24/08(l)§		500,000	499,917
Wachovia Bank N.A./North Carolina
2.811%, 2/23/09(l)		800,000	760,450
2.881%, 12/2/10(l)		600,000	451,664
Wachovia Corp.
5.750%, 6/15/17		2,000,000	1,500,936

			61,091,980

Consumer Finance (1.1%)
American Express Co.
7.000%, 3/19/18		3,100,000	2,735,992
8.150%, 3/19/38		890,000	796,037
American Honda Finance Corp.
3.954%, 6/20/11(l)§		19,600,000	19,547,158
Ford Motor Credit Co. LLC
7.875%, 6/15/10		700,000	534,329
7.250%, 10/25/11		1,600,000	1,017,429
7.800%, 6/1/12		100,000	62,093

			24,693,038

Diversified Financial Services (6.3%)
Atlantic & Western Reinsurance Ltd. Series B
9.041%, 1/9/09(l)(b)§		300,000	298,650
Atlas Reinsurance plc
9.237%, 1/10/10(l)(b)§	EUR	3,400,000	4,788,913
Bank of America Corp.
8.125%, 12/29/49(l)		$14,500,000	11,715,130
Bank of America N.A.
2.876%, 12/18/08(l)		300,000	299,364
2.819%, 6/12/09(l)		2,400,000	2,388,139
C10 Capital SPV Ltd.
6.722%, 12/31/49(l)§		200,000	185,096
Caterpillar Financial Services Corp.
4.226%, 6/24/11(l)		18,900,000	18,197,695
Citigroup Funding, Inc.
3.190%, 4/23/09(l)		2,100,000	2,065,104
3.852%, 5/7/10(l)		22,100,000	20,839,814
Citigroup, Inc.
3.809%, 12/26/08(l)		$400,000	$397,205
2.836%, 1/30/09(l)		200,000	197,887
3.799%, 12/28/09(l)		2,400,000	2,322,451
Credit Suisse USA, Inc.
2.890%, 11/20/09(l)		1,224,000	1,214,644
General Electric Capital Corp.
2.795%, 10/24/08(l)		300,000	300,018
2.859%, 12/12/08(l)		200,000	199,380
2.825%, 10/26/09(l)		300,000	298,024
3.712%, 5/22/13(l)		10,800,000	10,305,230
6.375%, 11/15/67(l)		10,900,000	8,819,975
Green Valley Ltd.
8.562%, 1/10/12(b)	EUR	1,500,000	2,096,073
John Deere Capital Corp.
3.567%, 6/10/11(l)		$29,600,000	29,659,200
JPMorgan Chase & Co.
3.479%, 6/26/09(l)		200,000	199,481
National Rural Utilities Cooperative Finance Corp.
4.658%, 7/1/10(l)		19,000,000	18,998,385
Petroleum Export Ltd./Cayman Island
5.265%, 6/15/11§		65,189	64,552
Vita Capital III Ltd., Series B-II
5.003%, 1/1/12(l)(b)§		300,000	286,209

			136,136,619

Insurance (4.5%)
Allstate Life Global Funding II
3.461%, 5/21/10(l)		19,300,000	19,197,073
Metropolitan Life Global Funding I
3.163%, 4/13/09(l)§		8,300,000	8,292,505
3.961%, 6/25/10(l)§		19,700,000	19,651,708
Pacific Life Global Funding
5.150%, 4/15/13§		1,200,000	1,198,645
Pricoa Global Funding I
3.613%, 6/4/10(l)§		38,800,000	38,716,933
2.896%, 1/30/12(l)§		9,800,000	9,434,930

			96,491,794

Total Financials			381,385,869

Health Care (0.4%)
Pharmaceuticals (0.4%)
GlaxoSmithKline Capital, Inc.
3.429%, 5/13/10(l)		9,700,000	9,659,173

Total Health Care			9,659,173

Industrials (0.0%)
Airlines (0.0%)
UAL Pass Through Trust Series 01-1
6.602%, 9/1/13		7,996	7,757

Total Industrials			7,757

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Materials (0.1%)
Chemicals (0.0%)
Nalco Co.
8.875%, 11/15/13		$200,000	$199,500

Paper & Forest Products (0.1%)
Weyerhaeuser Co.
4.198%, 9/24/09(l)		1,900,000	1,867,103

Total Materials			2,066,603

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
2.894%, 2/5/10(l)		3,600,000	3,586,730
Deutsche Telekom International Finance B.V.
8.125%, 5/29/12	EUR	76,000	113,261
Qwest Capital Funding, Inc.
7.000%, 8/3/09		$1,000,000	982,500

Total Telecommunication Services			4,682,491

Utilities (0.0%)
Electric Utilities (0.0%)
Nevada Power Co., Series L
5.875%, 1/15/15		150,000	141,702

Multi-Utilities (0.0%)
NiSource Finance Corp.
3.381%, 11/23/09(l)		100,000	97,446

Total Utilities			239,148

Total Corporate Bonds			406,559,231

Government Securities (112.4%)
Agency ABS (2.1%)
Federal Home Loan Mortgage Corp.
3.467%, 8/25/31(l)(b)		15,426	13,956
Small Business Administration Series 2008-P10A
5.902%, 2/10/18		990,059	992,369
Small Business Administration Participation Certificates Series 2003-20I
5.130%, 9/1/23		30,726	30,391
Series 2004-20C 1
4.340%, 3/1/24		198,286	186,879
Series 2005-20B 1
4.625%, 2/1/25		216,423	206,878
Series 2008-20A 1
5.170%, 1/1/28		6,478,109	6,338,058
Series 2008-20D
5.370%, 4/1/28		8,800,000	8,708,621
Series 2008-20G
5.870%, 7/1/28		14,000,000	14,211,656
Series 2008-20H
6.020%, 8/1/28		13,700,000	13,998,999

			44,687,807

Agency CMO (1.5%)
Federal Home Loan Mortgage Corp.
4.500%, 11/15/13		300,784	301,245
5.500%, 5/15/16		1,516,594	1,534,234
4.500%, 5/15/17		101,147	101,372
5.000%, 1/15/18		$197,652	$199,450
2.718%, 2/15/19(l)		8,507,685	8,287,862
2.638%, 7/15/19(l)		4,360,997	4,263,786
5.000%, 2/15/20		1,257,343	1,267,879
5.000%, 8/15/20		1,303,424	1,310,970
2.638%, 10/15/20(l)		3,955,844	3,864,199
4.000%, 3/15/23		19,953	19,970
4.000%, 10/15/23		57,251	57,199
5.000%, 5/15/27		2,750,055	2,779,446
6.500%, 4/15/29		55,470	57,385
2.838%, 12/15/29(l)		7,047	6,943
2.838%, 12/15/30(l)		76,203	75,040
6.500%, 7/25/43		16,067	16,473
4.278%, 10/25/44(l)		24,669	23,793
4.278%, 2/25/45(l)		435,526	395,514
Federal National Mortgage Association
4.668%, 5/25/35(l)		543,953	560,552
3.267%, 12/25/36(l)		131,312	126,332
3.407%, 10/27/37(l)		6,700,000	6,167,182
3.557%, 5/25/42(l)		61,102	59,929
5.950%, 2/25/44		185,204	187,146

			31,663,901

Foreign Governments (0.1%)
Export-Import Bank of China
5.250%, 7/29/14§		150,000	148,317
Export-Import Bank of Korea
2.901%, 6/1/09(l)		2,300,000	2,281,324
Hong Kong Government International Bond
5.125%, 8/1/14§		250,000	250,218
Republic of Panama
9.375%, 4/1/29		64,000	80,144
Republic of South Africa
5.250%, 5/16/13		50,000	64,809
6.500%, 6/2/14		100,000	98,000

			2,922,812

Municipal Bonds (0.7%)
Buckeye Tobacco Settlement Financing Authority
5.750%, 6/1/34		500,000	381,290
6.000%, 6/1/42		800,000	620,000
5.875%, 6/1/47		400,000	302,416
Golden State Tobacco Securitization Corp.
5.125%, 6/1/47		300,000	197,829
5.750%, 6/1/47		2,100,000	1,544,508
New York City Municipal Water Finance Authority
4.750%, 6/15/38		100,000	88,126
5.000%, 6/15/38		1,300,000	1,212,484
State of Texas
5.000%, 4/1/33		4,100,000	3,834,074
4.750%, 4/1/37		5,900,000	5,143,089
Tobacco Settlement Finance Authority of West Virginia
7.467%, 6/1/47		1,380,000	1,183,074

			14,506,890

U.S. Government Agencies (18.4%)
Federal Home Loan Mortgage Corp.
5.000%, 2/16/17		10,800,000	10,944,817
4.875%, 6/13/18		23,500,000	23,817,626
5.000%, 12/14/18		2,800,000	2,631,877
6.990%, 11/1/23(l)		21,560	21,826
6.736%, 7/1/36(l)		5,604,031	5,722,395
6.698%, 9/1/36(l)		6,137,823	6,298,454
6.644%, 10/1/36(l)		6,569,549	6,619,416

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 12/1/37	$1,856,869	$1,848,482
5.500%, 2/1/38	28,333,620	28,205,636
5.500%, 4/1/38	1,774,488	1,766,473
Federal National Mortgage Association
5.000%, 1/1/17	34,089	34,265
5.000%, 2/1/18	206,968	207,649
5.000%, 7/1/23	399,960	397,527
6.000%, 2/1/32	33,814	34,452
5.000%, 3/1/33	882,422	862,600
5.500%, 7/1/34	321,458	321,211
4.503%, 11/1/34(l)	502,024	505,919
4.655%, 1/1/35(l)	92,953	93,903
5.000%, 1/1/35	76,186	74,403
5.000%, 3/1/35	80,962	79,067
5.000%, 5/1/35	37,497	36,596
4.400%, 7/1/35(l)	455,587	458,744
5.500%, 9/1/35	135,319	135,131
5.000%, 10/1/35	360,779	352,111
5.600%, 12/1/35(l)	1,012,663	1,021,639
6.000%, 12/1/35	4,305,873	4,367,627
5.000%, 2/1/36	2,094,862	2,044,534
5.000%, 3/1/36	918,056	896,000
5.721%, 3/1/36(l)	1,312,523	1,321,917
5.764%, 3/1/36(l)	1,372,898	1,385,459
5.000%, 5/1/36	3,493,828	3,409,890
5.000%, 6/1/36	884,535	862,732
6.000%, 7/1/36	817,533	829,002
5.000%, 8/1/36	54,451	53,109
6.000%, 8/1/36	4,000,753	4,056,881
6.000%, 9/1/36	988,108	1,001,971
5.000%, 10/1/36	247,686	241,581
5.500%, 10/1/36	914,937	913,234
6.000%, 10/1/36	1,635,360	1,658,302
5.500%, 11/1/36	5,641,990	5,631,491
6.000%, 11/1/36	376,154	381,431
5.000%, 12/1/36	255,325	249,031
5.500%, 12/1/36	7,835,186	7,820,607
6.000%, 12/1/36	3,612,238	3,662,916
5.000%, 1/1/37	968,203	944,198
5.500%, 1/1/37	6,642,388	6,630,029
6.000%, 1/1/37	854,293	866,278
5.000%, 2/1/37	870,418	848,829
5.500%, 2/1/37	39,365,402	39,290,011
5.000%, 3/1/37	1,412,010	1,376,922
5.500%, 3/1/37	5,925,512	5,914,380
6.000%, 3/1/37	445,764	451,993
5.000%, 4/1/37	2,221,602	2,166,383
5.500%, 4/1/37	5,525,632	5,515,040
5.000%, 5/1/37	8,061,883	7,861,447
5.500%, 5/1/37	23,742,563	23,697,045
5.000%, 6/1/37	1,946,834	1,898,430
5.500%, 6/1/37	32,604,274	32,541,770
5.000%, 7/1/37	7,078,881	6,903,530
5.500%, 7/1/37	25,689,211	25,639,983
5.500%, 9/1/37	8,495,286	8,479,000
5.500%, 10/1/37	21,396	21,355
5.500%, 11/1/37	1,494,762	1,491,897
6.000%, 11/1/37	33,223	33,688
5.500%, 12/1/37	18,239,984	18,205,017
5.000%, 1/1/38	2,379,850	2,320,592
5.500%, 1/1/38	1,700,856	1,697,596
5.000%, 2/1/38	2,059,652	2,008,238
5.500%, 2/1/38	47,870,050	47,779,461
5.000%, 3/1/38	$5,935,664	$5,787,594
5.500%, 3/1/38	467,566	466,622
5.000%, 4/1/38	4,867,273	4,745,777
5.000%, 5/1/38	7,071,445	6,895,060
6.000%, 5/1/38	123,648	125,363
5.000%, 6/1/38	1,583,240	1,543,719
5.000%, 7/1/38	1,021,987	996,476
5.000%, 8/1/38	583,006	568,453
4.278%, 3/1/44(l)	856,737	854,456
4.278%, 7/1/44(l)	20,973	20,917
4.278%, 10/1/44(l)	50,392	50,259
Government National Mortgage Association
6.500%, 10/15/31	1,547	1,593
6.000%, 8/15/32	115,128	117,256
6.000%, 2/15/33	131,899	134,295
6.000%, 10/15/33	14,366	14,627
6.000%, 1/15/34	52,576	53,498
Small Business Administration Series P10A
4.504%, 2/1/14	68,593	65,416

		400,304,427

U.S. Treasuries (89.6%)
U.S. Treasury Bonds
2.375%, 1/15/25 TIPS	245,399,898	237,769,434
2.000%, 1/15/26 TIPS	9,499,130	8,673,152
2.375%, 1/15/27 TIPS	151,070,332	146,101,478
1.750%, 1/15/28 TIPS	134,700,890	117,516,020
3.625%, 4/15/28 TIPS	93,118,041	107,129,420
3.875%, 4/15/29 TIPS	101,185,162	121,003,187
U.S. Treasury Notes
4.250%, 1/15/10 TIPS	14,925,419	15,361,524
0.875%, 4/15/10 TIPS	17,712,198	17,399,471
3.500%, 1/15/11 TIPS	116,810,343	121,473,646
2.375%, 4/15/11 TIPS	32,484,648	32,855,168
3.375%, 1/15/12 TIPS	3,458,308	3,627,170
2.000%, 4/15/12 TIPS	84,084,684	84,288,337
3.000%, 7/15/12 TIPS	249,196,968	259,378,907
0.625%, 4/15/13 TIPS	55,719,120	52,584,919
1.875%, 7/15/13 TIPS	111,408,597	111,077,825
2.000%, 1/15/14 TIPS	19,220,652	19,181,615
2.000%, 7/15/14 TIPS	124,676,816	124,365,124
1.625%, 1/15/15 TIPS	48,221,040	46,951,476
1.875%, 7/15/15 TIPS	19,273,068	18,973,430
2.000%, 1/15/16 TIPS	34,461,960	34,044,660
2.500%, 7/15/16 TIPS	14,112,150	14,444,011
2.375%, 1/15/17 TIPS	63,159,929	63,692,872
2.625%, 7/15/17 TIPS	124,604,128	128,322,814
1.625%, 1/15/18 TIPS	13,289,915	12,588,048
1.375%, 7/15/18 TIPS	48,697,056	44,980,107

		1,943,783,815

Total Government Securities		2,437,869,652

Total Long-Term Debt Securities (146.3%) (Cost $3,266,272,450)		3,173,755,226

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.0%)
Commercial Banks (0.0%)
Wachovia Corp. Series L
7.500%
(Cost $1,100,000)	1,100	$423,500

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (15.3%)
ABN AMRO North America Capital Funding Trust I
2.36%, 10/6/08 (p)(n)	$88,000,000	87,965,387
Bank Of America Corp.
2.58%, 10/16/08 (p)(n)	89,000,000	88,897,949
CitiBank Omni Master Trust
3.10%, 10/23/08 (n)(p)	30,600,000	30,539,541
ING U.S. Funding LLC
3.86%, 12/4/08 (p)(n)	88,530,000	87,917,372
Intesa Funding LLC
2.65%, 10/21/08 (p)(n)	8,105,000	8,092,471
Societe Generale North America, Inc.
3.85%, 12/2/08 (p)(n)	28,900,000	28,706,659

Total Commercial Paper		332,119,379

Government Securities (7.2%)
Federal Home Loan Bank
0.10%, 10/1/08 (p)(o)	66,200,000	66,199,816
0.10%, 10/7/08 (p)(o)	44,200,000	44,199,141
Federal Home Loan Mortgage Corp.
2.51%, 11/24/08 (p)(o)	44,300,000	44,130,798
U.S. Treasury Bills
0.64%, 11/28/08 (p)	50,000	49,948
0.66%, 12/26/08 (p)	2,350,000	2,346,266

Total Government Securities		156,925,969

Time Deposit (19.9%)
JPMorgan Chase Nassau
0.58%, 10/1/08	430,672,098	430,672,098

Total Short-Term Investments (42.4%) (Cost/Amortized Cost $919,966,286)		919,717,446

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Federal National Mortgage Association
November 2008 @ $70.00*	26,800,000	—
U.S. Treasury Bonds
November 2008 @ $158.00*	1,000	15,625
November 2008 @ $159.00*	1,015	15,859
U.S. Treasury Notes
Inflation Indexed
October 2008 @ $89.50*	70,000,000	—
October 2008 @ $93.75*	30,000,000	—
October 2008 @ $95.50*	24,000,000	—
October 2008 @ $95.00*	225,000,000	—

		31,484

Put Options Purchased (0.0%)
3 Month EURO EURIBOR
December 2008 @ $93.50*	214	—
March 2009 @ $93.25*	150	—
90 Day EURODollar Futures
December 2008 @ $92.00*	1,065	$6,656
December 2008 @ $92.50*	607	3,794
December 2008 @ $92.75*	1,092	6,825

		17,275

Total Options Purchased (0.0%) (Cost $99,371)		48,759

Total Investments Before Options Written and Securities Sold Short (188.7%) (Cost/Amortized Cost $4,187,438,107)		4,093,944,931

OPTIONS WRITTEN:
Call Options Written (-0.2%)
U.S. 10 Year Treasury Notes Futures
November 2008 @ $113.00*	(716)	(917,375)
November 2008 @ $118.00*	(649)	(527,313)
U.S. Treasury Bonds
November 2008 @ $120.00*	(11)	(17,187)
November 2008 @ $121.00*	(2,089)	(2,676,531)

		(4,138,406)

Put Options Written (0.0%)
U.S. 10 Year Treasury Notes Futures
November 2008 @ $119.00*	(16)	(9,750)
U.S. Treasury Bonds
November 2008 @ $111.00*	(11)	(7,906)

		(17,656)

Total Options Written (-0.2%) (Premiums Received $2,736,442)		(4,156,062)

Total Investments Before Securities Sold Short (188.5%) (Cost/Amortized Cost $4,184,701,665)		4,089,788,869

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agency (-6.5%)
Federal National Mortgage Association
5.500%, 10/25/38 TBA	$(128,500,000)	$(128,138,658)
6.000%, 10/25/38 TBA	(13,000,000)	(13,166,556)

Total Securities Sold Short (-6.5%) (Proceeds Received $139,906,324)		(141,305,214)

Total Investments after Options Written and Securities Sold Short (182.0%) (Cost/Amortized Cost $4,044,795,341)		3,948,483,655
Other Assets Less Liabilities (-82.0%)		(1,779,164,989)

Net Assets (100%)		$2,169,318,666

*	Non-income producing.

†	Securities (totaling $21,353,941 or 1.0% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2008, the market value of these securities amounted to $161,854,645 or 7.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2008.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

TBA — Security is subject to delayed delivery.

TIPS — Treasury Inflation Protected Security

At September 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2008	Unrealized Appreciation/ (Depreciation)
3 Month EURO EURIBOR	126	March-09	$42,284,439	$42,385,620	$101,181
3 Month EURO EURIBOR	357	June-09	120,618,493	120,412,988	(205,505)
3 Month EURO EURIBOR	225	September-09	75,998,571	76,044,957	46,386
3 Month EURO EURIBOR	100	December-09	33,708,002	33,748,486	40,484
90 Day Sterling	250	December-08	52,879,967	52,296,569	(583,398)
90 Day Sterling	151	March-09	31,894,495	31,875,717	(18,778)
90 Day Sterling	435	June-09	91,452,114	92,078,740	626,626
90 Day Sterling	33	September-09	6,994,454	6,991,151	(3,303)
90 Day Sterling	180	December-09	38,199,643	38,081,547	(118,096)
EURODollar	129	December-08	31,165,675	31,135,763	(29,912)
EURODollar	793	March-09	191,677,900	192,371,888	693,988
EURODollar	1,279	June-09	309,205,587	310,029,600	824,013
EURODollar	1,083	September-09	260,868,712	262,289,062	1,420,350
EURODollar	607	December-09	146,727,000	146,529,800	(197,200)
EURODollar	182	March-10	43,748,250	43,862,000	113,750
Japan 10 Year Bond	1	December-08	1,296,906	1,293,216	(3,690)

					$2,706,896

Sales
EURO-BUND	168	December-08	$27,030,840	$27,215,252	$(184,412)
U.S. Treasury Bonds	1,615	December-08	188,808,281	189,232,578	(424,297)
UK Long Gilt	72	December-08	14,298,063	14,355,783	(57,720)

					$(666,429)

					$2,040,467

At September 30, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 10/16/08	12,071	21,510	$21,484,649	$21,509,918	$(25,269)
Japanese Yen vs. U.S. Dollar, expiring 10/20/08	221,284	2,047	2,086,960	2,047,087	39,873
Malaysian Ringgit vs. U.S. Dollar, expiring 11/12/08	8,392	2,593	2,448,052	2,593,048	(144,996)
Malaysian Ringgit vs. U.S. Dollar, expiring 11/12/08	6,406	1,967	1,868,660	1,967,062	(98,402)
Malaysian Ringgit vs. U.S. Dollar, expiring 11/12/08	11,187	3,458	3,263,196	3,458,074	(194,878)
Malaysian Ringgit vs. U.S. Dollar, expiring 11/12/08	23,387	7,286	6,821,895	7,285,602	(463,707)
Malaysian Ringgit vs. U.S. Dollar, expiring 2/12/09	28,767	9,001	8,434,952	9,001,000	(566,048)
Mexican Peso vs. U.S. Dollar, expiring 11/19/08	19,881	1,867	1,806,551	1,866,566	(60,015)
Mexican Peso vs. U.S. Dollar, expiring 11/19/08	2,737	259	248,735	259,437	(10,702)

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Mexican Peso vs. U.S. Dollar, expiring 11/19/08	2,769	262	$251,600	$262,430	$(10,830)
Mexican Peso vs. U.S. Dollar, expiring 5/19/09	565	52	50,201	51,753	(1,552)
Philippine Peso vs. U.S. Dollar, expiring 11/12/08	205,900	4,627	4,377,676	4,626,966	(249,290)
Philippine Peso vs. U.S. Dollar, expiring 11/12/08	206,000	4,665	4,379,803	4,664,855	(285,052)
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	11,800	261	250,607	261,409	(10,802)
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	23,000	510	488,471	509,639	(21,168)
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	11,800	263	250,607	263,275	(12,668)
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	11,800	262	250,607	262,339	(11,732)
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	11,400	250	242,112	249,726	(7,614)
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	22,563	492	479,191	492,428	(13,237)
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	11,700	259	248,483	259,079	(10,596)
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	11,600	257	246,359	256,722	(10,363)
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	22,900	512	486,348	511,961	(25,613)
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	11,600	258	246,360	257,778	(11,418)
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	44,030	985	935,104	984,791	(49,687)
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	13,100	291	278,216	290,530	(12,314)
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	13,300	295	282,464	295,097	(12,633)
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	29,200	659	620,146	658,845	(38,699)
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	23,200	524	492,719	523,939	(31,220)
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	18,100	408	384,406	408,301	(23,895)
Philippine Peso vs. U.S. Dollar, expiring 2/6/09	17,700	400	375,911	399,549	(23,638)
Philippine Peso vs. U.S. Dollar, expiring 12/24/10	12,100	270	257,264	270,331	(13,067)
Singapore Dollar vs. U.S. Dollar, expiring 10/6/08	900	659	626,464	658,762	(32,298)
Singapore Dollar vs. U.S. Dollar, expiring 10/6/08	920	674	640,384	673,647	(33,263)
Singapore Dollar vs. U.S. Dollar, expiring 10/6/08	4,040	2,938	2,812,125	2,938,257	(126,132)
Singapore Dollar vs. U.S. Dollar, expiring 11/21/08	6,537	4,810	4,559,033	4,810,000	(250,967)
Singapore Dollar vs. U.S. Dollar, expiring 11/21/08	6,562	4,830	4,576,306	4,830,000	(253,694)
Singapore Dollar vs. U.S. Dollar, expiring 11/21/08	6,976	5,100	4,864,846	5,100,000	(235,154)
Singapore Dollar vs. U.S. Dollar, expiring 11/21/08	6,577	4,802	4,586,691	4,801,905	(215,214)
Singapore Dollar vs. U.S. Dollar, expiring 12/10/08	5,860	4,107	4,091,354	4,106,517	(15,163)
Singapore Dollar vs. U.S. Dollar, expiring 12/24/10	4,577	3,317	3,271,507	3,316,912	(45,405)

					$(3,618,522)

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 11/3/08	25,966	14,293	$25,966,093	$25,472,556	$493,537
European Union vs. U.S. Dollar, expiring 10/16/08	10,484	7,454	10,484,051	10,509,047	(24,996)
Japanese Yen vs. U.S. Dollar, expiring 11/5/08	2,547	268,887	2,546,519	2,542,262	4,257
Malaysian Ringgit vs. U.S. Dollar, expiring 11/12/08	22,271	77,169	22,270,942	22,510,045	(239,103)
Mexican Peso vs. U.S. Dollar, expiring 11/19/08	53	565	52,991	51,319	1,672
Mexican Peso vs. U.S. Dollar, expiring 11/19/08	2,406	24,823	2,406,362	2,255,566	150,796
Philippine Peso vs. U.S. Dollar, expiring 11/12/08	15,859	753,711	15,859,257	16,024,788	(165,531)
Philippine Peso vs. U.S. Dollar, expiring 12/24/10	250	12,100	250,362	257,263	(6,901)
Singapore Dollar vs. U.S. Dollar, expiring 12/24/10	3,209	4,577	3,209,224	3,271,507	(62,283)
Swiss Franc vs. U.S. Dollar, expiring 12/9/08	387	427	386,803	382,418	4,385

					$155,833

					$(3,462,689)

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Options Written:

Options written through the nine months ended September 30, 2008 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2008	2,253	$1,104,966
Options Written	11,721	10,032,948
Options Terminated in Closing Purchase Transactions	(3,765)	(2,550,658)
Options Expired	(6,717)	(5,850,814)
Options Exercised	—	—

Options Outstanding – September 30, 2008	3,492	$2,736,442

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$454,984	$4,072,136,006	$21,353,941	$4,093,944,931
Other Investments*	3,866,778	694,520	—	4,561,298

Total	$4,321,762	$4,072,830,526	$21,353,941	$4,098,506,229

Liabilities
Investments in Securities	$—	$141,305,214	$—	$141,305,214
Other Investments*	5,982,373	4,157,209	—	10,139,582

Total	$5,982,373	$145,462,423	$—	$151,444,796

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$11,585,886	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	9,768,055	—

Balance as of 9/30/08	$21,353,941	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(31,992)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$847,635,156
Long-term U.S. Treasury securities	23,993,603,299

$24,841,238,455

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$332,320,775
Long-term U.S. Treasury securities	23,162,323,320

$23,494,644,095

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(108,238,106)

Net unrealized depreciation	$(108,238,106)

Federal income tax cost of investments	$4,202,183,037

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (48.3%)
Asset-Backed Securities (18.3%)
Advanta Business Card Master Trust, Series 2005-A3 A3
4.700%, 10/20/11	$15,000,000	$14,980,523
Aegis Asset Backed Securities Trust, Series 2006-1 A1
3.287%, 1/25/37(l)(b)	4,523,785	4,365,114
AmeriCredit Automobile Receivables Trust, Series 2005-DA A3
4.870%, 12/6/10	3,185,177	3,146,515
Amresco Residential Securities Mortgage Loan Trust, Series 1998-2 M1F
6.745%, 6/25/28(l)(b)	39,926	31,660
Asset Backed Funding Certificates, Series 2001-AQ1 M1
6.863%, 5/20/32(l)(b)†	59,983	24,474
Banc of America Securities Auto Trust, Series 2006-G1 A3
5.180%, 6/18/10	12,015,793	12,001,332
Capital Auto Receivables Asset Trust, Series 2004-2 C
4.160%, 1/15/10	3,665,000	3,614,002
CenterPoint Energy, Inc., Series 2005-A A2
4.970%, 8/1/14	21,025,000	21,078,403
Centex Home Equity, Series 2004-D MV3
4.207%, 9/25/34(l)(b)†	204,995	82,265
Chase Issuance Trust, Series 2005-A7 A7
4.550%, 3/15/13	20,600,000	20,332,795
Series 2007-A15 A
4.960%, 9/17/12	16,190,000	16,076,544
Series 2008-A9 A9
4.260%, 5/15/13	23,985,000	23,370,252
Chase Manhattan Auto Owner Trust, Series 2005-B A4
4.880%, 6/15/12	7,706,710	7,718,931
Citibank Credit Card Issuance Trust, Series 2005-C5 C5
4.950%, 10/25/10	15,400,000	15,398,080
CNH Equipment Trust, Series 2006-A A3
5.200%, 8/16/10	6,472,918	6,479,391
Countrywide Asset-Backed Certificates, Series 2006-20 2A1
3.257%, 4/25/47(l)(b)	6,285,749	6,085,731
Daimler Chrysler Auto Trust, Series 2005-B A4
4.200%, 7/8/10	10,281,279	10,285,713
Series 2006-B A3
5.330%, 8/8/10	4,789,653	4,768,970
Series 2006-C A3
5.020%, 7/8/10	9,242,879	9,264,423
Series 2006-C A4
4.980%, 11/8/11	18,087,000	17,848,201
Series 2006-D A3
4.980%, 2/8/11	14,525,560	14,491,283
DVI Receivables Corp., Series 2003-1 D1
6.191%, 3/14/11(l)†	$160,268	$—
Ford Credit Auto Owner Trust, Series 2006-C A4A
5.150%, 2/15/12	14,995,000	14,669,733
Series 2007-B A3A
5.150%, 11/15/11	16,910,000	16,622,121
Series 2008-A A3A
3.960%, 4/15/12	25,225,000	24,379,700
GCO Slims Trust, Series 2006-1A
5.720%, 3/1/22(b)	7,141,020	7,141,020
Harley-Davidson Motorcycle Trust, Series 2006-2 A2
5.350%, 3/15/13	22,363,714	21,924,624
Honda Auto Receivables Owner Trust, Series 2007-1 A3
5.100%, 3/18/11	20,204,397	20,208,120
Household Automotive Trust, Series 2005-2 A3
4.370%, 5/17/10	684,025	681,452
Lehman ABS Manufactured Housing Contract, Series 2002-A A
2.938%, 6/15/33(l)	35,662	32,199
Morgan Stanley Capital, Inc., Series 2004-HE4 M3
4.707%, 5/25/34(l)(b)†	51,918	18,171
National City Auto Receivables Trust, Series 2004-A A4
2.880%, 5/15/11	4,856,123	4,854,450
Nissan Auto Receivables Owner Trust, Series 2006-B A3
5.160%, 2/15/10	3,018,348	3,024,941
Series 2006-C A4
5.450%, 6/15/12	14,505,000	14,539,335
Series 2008-A A3
3.890%, 8/15/11	22,100,000	21,458,070
Onyx Acceptance Owner Trust, Series 2005-B A3
4.180%, 3/15/10	101,788	101,507
PECO Energy Transition Trust, Series 2000-A A4
7.650%, 3/1/10	10,000,000	10,251,986
SLM Student Loan Trust, Series 2005-8 A4
4.250%, 1/25/28	34,225,000	34,225,000
USAA Auto Owner Trust, Series 2007-1 A3
5.430%, 10/17/11	20,410,000	20,480,186
World Omni Auto Receivables Trust, Series 2005-A A4
3.820%, 11/14/11	11,590,474	11,580,736
Series 2007-A A3
5.230%, 2/15/11	14,228,979	14,273,652
Series 2007-B A3A
5.280%, 1/17/12	16,385,000	16,304,681

		468,216,286

Non-Agency CMO (30.0%)
Banc of America Commercial Mortgage, Inc., Series 2004-2 A3
4.050%, 11/10/38	17,826,000	17,226,180

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2004-5 A2
4.176%, 11/10/41	$11,264,970	$11,070,083
Banc of America Funding Corp., Series 2004-B 5A1
5.216%, 11/20/34(l)	19,533,730	14,195,376
Series 2006-I 1A1
4.601%, 12/20/36(l)	10,563,593	9,289,524
Banc of America Mortgage Securities, Inc., Series 2003-I 1A1
5.592%, 10/25/33(l)	21,678	21,931
Series 2004-C 2A1
3.695%, 4/25/34(l)	16,677,358	15,196,570
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-11 2A1
4.764%, 12/25/35(l)	17,450,260	15,670,768
Chase Commercial Mortgage Securities Corp., Series 2000-1 A2
7.757%, 4/15/32^	10,632,583	10,799,957
Chase Manhattan Bank-First Union National Bank, Series 1999-1 A2
7.439%, 8/15/31(l)	16,935,601	17,026,273
Commercial Mortgage Acceptance Corp., Series 1999-C1 A2
7.030%, 6/15/31	6,115,010	6,117,044
Countrywide Alternative Loan Trust, Series 2006-OC9 A1
3.282%, 12/25/36(l)	6,106,061	5,364,424
Series 2007-2CB 1A1
5.750%, 3/25/37	12,179,744	11,770,280
Credit Suisse Mortgage Capital Certificates, Series 2006-2 5A6
6.000%, 3/25/36	18,480,032	17,995,780
Series 2006-C3 A1
4.991%, 6/15/38	12,433,930	12,121,171
CS First Boston Mortgage Securities Corp., Series 1999-C1 A2
7.290%, 9/15/41	12,684,252	12,862,671
Series 2000-C1 A2
7.545%, 4/15/62	10,027,297	10,083,962
DLJ Commercial Mortgage Corp., Series 2000-CKP1 A1B
7.180%, 11/10/33	28,894,093	29,337,571
First Horizon Mortgage Pass-Through Trust, Series 2003-AR4 2A1
4.593%, 12/25/33(l)	9,546,387	8,968,015
First Union National Bank Commercial Mortgage Trust, Series 2000-C2 A2
7.202%, 10/15/32	15,756,300	15,997,316
Series 2001-C2 A2
6.663%, 1/12/43	23,586,139	23,762,297
GE Capital Commercial Mortgage Corp., Series 2001-2 A2
5.850%, 8/11/33	5,116,346	5,097,516
Series 2004-C3 A2
4.433%, 7/10/39	14,575,000	14,384,419
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1 A2
6.175%, 5/15/33(l)^	4,877,689	4,864,969
Series 1999-C3 A2
7.179%, 8/15/36(l)	13,077,241	13,136,300
GMAC Mortgage Corp. Loan Trust, Series 2003-J10 A1
4.750%, 1/25/19	$18,168,877	$17,658,956
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A4
4.755%, 6/10/36	7,325,000	7,204,083
GS Mortgage Securities Corp. II, Series 2005-GG4 A1P
5.285%, 7/10/39	6,330,650	6,272,017
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC A3
6.260%, 3/15/33	10,790,069	10,785,806
JP Morgan Mortgage Trust, Series 2007-A1 2A1
4.746%, 7/25/35(l)	20,945,829	19,930,507
Series 2007-A1 5A1
4.766%, 7/25/35(l)	19,539,002	17,740,560
LB Commercial Conduit Mortgage Trust, Series 1999-C1 A2
6.780%, 6/15/31	18,780,951	18,754,098
LB-UBS Commercial Mortgage Trust, Series 2000-C3 B
7.950%, 3/15/32(l)	12,000,000	12,275,434
Series 2001-C3 A2
6.365%, 12/15/28	14,090,000	14,113,043
Series 2004-C7 A3
4.243%, 10/15/29	15,585,000	14,992,248
Series 2005-C2 A2
4.821%, 4/15/30	19,626,669	19,265,291
MASTR Asset Securitization Trust, Series 2006-1 4A1
5.750%, 2/25/21	15,128,819	13,876,856
Morgan Stanley Capital I, Inc., Series 2007-HQ13 A1
5.357%, 12/15/44	19,657,072	18,783,303
Nomura Asset Securities Corp., Series 1998-D6 A1B
6.590%, 3/15/30	898,028	897,736
Paine Webber Mortgage Acceptance Corp., Series 1999-C1 A2
6.820%, 6/15/32	4,958,359	4,948,253
Permanent Financing plc, Series 4 3A
2.957%, 3/10/24(l)	20,000,000	20,400,000
PNC Mortgage Acceptance Corp., Series 1999-CM1 A1B
7.330%, 12/10/32(l)	8,211,574	8,285,356
Residential Accredit Loans, Inc., Series 2004-QS13 CB
5.000%, 9/25/19	20,124,367	19,012,574
Series 2004-QS16 2A1
5.000%, 12/25/19	18,648,886	16,649,968
Series 2006-QA9 A1
3.387%, 11/25/36(l)	9,952,748	6,104,015
Residential Funding Mortgage Securities I, Inc., Series 2005-SA2 1A
5.175%, 6/25/35(l)	8,542,869	7,905,860
Series 2005-SA5 2A
5.331%, 11/25/35(l)	12,805,872	11,610,707
SunTrust Adjustable Rate Mortgage Loan Trust, Series 2007-2 3A3
5.712%, 4/25/37(l)	17,875,395	14,845,264

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Thornburg Mortgage Securities Trust, Series 2005-4 A4
3.407%, 12/25/45(l)	$19,518,174	$19,439,473
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4 A1
5.690%, 8/15/39(l)	16,983,835	16,470,840
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23 A1
5.203%, 1/15/45	14,999,137	14,755,056
WaMu Mortgage Pass-Through Certificates, Series 2004-AR1 A
4.229%, 3/25/34(l)	8,593,419	8,271,914
Series 2006-AR12 1A4
6.067%, 10/25/36(l)	17,403,085	13,891,278
Series 2007-HY3 4A1
5.348%, 3/25/37(l)	21,438,089	17,970,028
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16 6A3
5.001%, 10/25/35(l)	18,778,569	16,744,112
Series 2005-AR2 2A1
4.549%, 3/25/35(l)	17,312,066	14,969,867
Series 2006-AR10 2A1
5.636%, 7/25/36(l)	27,646,315	21,200,386
Series 2007-8 2A7
6.000%, 7/25/37	22,114,821	20,577,741

		768,963,027

Total Asset-Backed and Mortgage-Backed Securities		1,237,179,313

Corporate Bonds (13.4%)
Consumer Discretionary (1.4%)
Media (1.4%)
British Sky Broadcasting Group plc
8.200%, 7/15/09	$8,117,000	8,345,737
Comcast Corp.
5.500%, 3/15/11	9,000,000	8,837,334
Thomson Reuters Corp.
5.950%, 7/15/13	4,505,000	4,499,684
Time Warner Cable, Inc.
5.400%, 7/2/12	14,600,000	13,887,754

Total Consumer Discretionary		35,570,509

Consumer Staples (0.5%)
Food Products (0.5%)
Kraft Foods, Inc.
5.625%, 8/11/10	3,290,000	3,355,790
5.625%, 11/1/11	9,000,000	9,033,552

Total Consumer Staples		12,389,342

Energy (1.7%)
Oil, Gas & Consumable Fuels (1.7%)
Anadarko Finance Co. Series B
6.750%, 5/1/11	8,550,000	8,750,019
Conoco Funding Co.
6.350%, 10/15/11	23,565,000	24,404,479
XTO Energy, Inc.
5.000%, 8/1/10	9,180,000	9,226,671

Total Energy		42,381,169

Financials (5.8%)
Capital Markets (1.1%)
Goldman Sachs Group, Inc.
6.875%, 1/15/11	$7,000,000	$6,691,419
5.300%, 2/14/12	9,815,000	8,845,710
Lehman Brothers Holdings, Inc.
5.250%, 2/6/12(h)	12,000,000	1,500,000
Morgan Stanley
5.050%, 1/21/11^	7,325,000	5,274,476
5.625%, 1/9/12	7,206,000	5,024,160

		27,335,765

Commercial Banks (0.1%)
Wachovia Corp.
5.500%, 5/1/13	4,250,000	3,516,123

Diversified Financial Services (3.7%)
Bank of America Corp.
5.375%, 8/15/11	23,000,000	22,223,106
Citigroup, Inc.
5.250%, 2/27/12^	11,950,000	10,823,653
General Electric Capital Corp.
4.125%, 9/1/09	19,585,000	19,357,990
4.800%, 5/1/13	9,085,000	8,286,438
JPMorgan Chase & Co.
4.500%, 11/15/10^	9,770,000	9,481,658
5.600%, 6/1/11	14,741,000	14,549,278
4.750%, 5/1/13	10,000,000	9,306,380

		94,028,503

Insurance (0.9%)
American International Group, Inc.
4.700%, 10/1/10^	2,670,000	1,819,178
Metropolitan Life Global Funding I
5.125%, 4/10/13§	13,225,000	12,847,770
Protective Life Secured Trusts
3.700%, 11/24/08	9,650,000	9,632,268

		24,299,216

Total Financials		149,179,607

Health Care (0.7%)
Pharmaceuticals (0.7%)
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	13,165,000	12,924,409
Wyeth
6.950%, 3/15/11	5,600,000	5,908,717

Total Health Care		18,833,126

Industrials (0.3%)
Industrial Conglomerates (0.3%)
Ingersoll-Rand Global Holding Co., Ltd.
4.304%, 8/13/10(l)	8,575,000	8,557,095

Total Industrials		8,557,095

Information Technology (0.4%)
Software (0.4%)
Oracle Corp.
5.000%, 1/15/11	9,200,000	9,418,675

Total Information Technology		9,418,675

Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.5%)
Telefonica Europe B.V.
7.750%, 9/15/10	3,975,000	4,058,316

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Verizon Communications, Inc.
7.250%, 12/1/10^	$9,617,000	$10,007,354

		14,065,670

Wireless Telecommunication Services (0.9%)
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	9,425,000	9,922,075
Vodafone Group plc
7.750%, 2/15/10	4,875,000	5,024,565
5.350%, 2/27/12^	8,150,000	8,006,804

		22,953,444

Total Telecommunication Services		37,019,114

Utilities (1.2%)
Electric Utilities (0.9%)
Florida Power Corp.
6.650%, 7/15/11	5,225,000	5,458,871
FPL Group Capital, Inc.
5.625%, 9/1/11	8,250,000	8,428,860
Progress Energy, Inc.
7.100%, 3/1/11	9,000,000	9,247,680

		23,135,411

Multi-Utilities (0.3%)
Energy East Corp.
6.750%, 6/15/12	7,641,000	7,763,027

Total Utilities		30,898,438

Total Corporate Bonds		344,247,075

Government Securities (37.0%)
Agency CMO (5.5%)
Federal Home Loan Mortgage Corp.
5.500%, 6/15/26	30,700,000	31,161,243
6.000%, 4/15/27	17,589,812	17,935,030
5.500%, 6/15/27	12,915,803	13,185,085
5.500%, 10/15/27	13,981,118	14,282,014
5.500%, 11/15/29	10,950,674	11,198,802
4.163%, 12/15/36 IO(l)	31,105,769	2,350,871
Federal National Mortgage Association
5.500%, 6/25/30	19,293,255	19,709,258
6.000%, 9/25/30	16,738,717	17,184,874
3.943%, 7/25/37 IO(l)	39,948,062	3,370,282
3.043%, 2/25/38 IO(l)	23,119,720	1,646,457
2.793%, 4/25/38 IO(l)	124,272,270	9,040,385

		141,064,301

U.S. Government Agencies (26.7%)
Federal Home Loan Bank
3.500%, 7/16/10^	23,750,000	23,825,715
5.000%, 3/14/14	3,725,000	3,842,006
5.375%, 6/13/14	8,465,000	8,869,542
5.250%, 9/12/14	8,465,000	8,799,181
Federal Home Loan Mortgage Corp.
5.750%, 1/15/12	93,858,000	100,212,750
4.774%, 5/1/35(l)	12,339,729	12,245,397
4.774%, 9/1/35(l)	11,289,125	11,302,572
Federal National Mortgage Association
3.000%, 4/28/10	69,725,000	69,389,483
2.875%, 10/12/10^	35,680,000	35,516,800
6.250%, 2/1/11	25,000,000	26,149,250
6.125%, 3/15/12^	10,210,000	11,018,091
5.250%, 8/1/12^	13,825,000	13,984,817
4.625%, 5/1/13	6,375,000	6,265,669
3.875%, 7/12/13^	$59,125,000	$58,978,133
5.500%, 12/1/18	40,011,807	40,768,648
5.500%, 1/1/21	17,848,880	18,169,766
6.500%, 4/1/21	10,237,800	10,634,892
4.460%, 5/1/33(l)	256,724	258,608
4.575%, 6/1/34(l)	39,605	39,798
4.265%, 7/1/34(l)	152,223	153,052
4.568%, 12/1/34(l)	6,066,506	6,142,352
4.500%, 1/1/35(l)	5,789,619	5,832,900
4.524%, 4/1/35(l)	7,516,985	7,569,804
4.635%, 5/1/35(l)	11,120,612	11,239,933
4.664%, 5/1/35(l)	5,305,622	5,331,481
4.921%, 6/1/35(l)	15,630,613	15,696,138
4.726%, 7/1/35(l)	7,492,806	7,518,980
4.736%, 7/1/35(l)	12,684,612	12,711,805
5.162%, 7/1/35(l)	9,911,741	9,965,690
4.807%, 12/1/35(l)	16,309,904	16,363,966
6.000%, 9/1/36	55,988,971	56,957,838
5.500%, 10/25/23 TBA	67,600,000	68,128,091

		683,883,148

U.S. Treasuries (4.8%)
U.S. Treasury Notes
3.500%, 12/15/09	30,000,000	30,560,160
2.750%, 7/31/10^	29,180,000	29,633,662
2.375%, 8/31/10^	6,910,000	6,962,903
3.125%, 8/31/13^	48,035,000	48,402,756
3.125%, 9/30/13	8,800,000	8,860,500

		124,419,981

Total Government Securities		949,367,430

Total Long-Term Debt Securities (98.7%) (Cost $2,611,329,929)		2,530,793,818

SHORT-TERM INVESTMENTS:
Commercial Paper (4.2%)
Danske Corp.
3.00%, 11/17/08 (p)(n)	$50,700,000	50,497,732
Dexia Delaware LLC
2.63%, 10/23/08 (p)	55,600,000	55,506,577

Total Commercial Paper		106,004,309

Government Security (0.2%)
Federal Home Loan Bank
0.10%, 10/1/08 (p)(o)	5,700,000	5,699,984

Short-Term Investments of Cash Collateral for Securities Loaned (5.0%)
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	3,000,000	3,000,000
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	59,803,516	59,803,516
Barton Capital Corp.
6.25%, 10/1/08	3,999,306	3,999,306
Bear Stearns Cos., Inc.
7.13%, 3/23/09 (l)	10,000,000	10,000,000
Liberty Street Funding Co.
7.25%, 10/1/08	3,999,194	3,999,194
MassMutual Global Funding II
2.15%, 3/26/10 (l)	13,000,000	13,000,000
Monumental Global Funding Ltd.
2.86%, 5/24/10 (l)	13,000,000	13,000,000
Newport Funding Corp.
6.50%, 10/1/08	3,999,278	3,999,278

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Principal Life Income Fund Trust 29
2.15%, 3/22/10 (l)	$4,000,000	$4,000,000
Tango Finance Corp.
2.13%, 6/25/09 (l)	9,997,292	9,997,292
Ticonderoga Funding LLC
6.50%, 10/1/08	3,999,278	3,999,278

Total Short-Term Investments of Cash Collateral for Securities Loaned		128,797,864

Total Short-Term Investments (9.4%) (Cost/Amortized Cost $240,529,123)		240,502,157

Total Investments Before Securities Sold Short (108.1%) (Cost/Amortized Cost $2,851,859,052)		2,771,295,975

SECURITIES SOLD SHORT:
U.S. Government Agency (-1.0%)
Federal National Mortgage Association
6.000%, 10/25/38 TBA	$(26,700,000)	$(27,042,080)

Total Securities Sold Short (-1.0%) (Proceeds Received $27,279,891)		(27,042,080)

Total Investments after Securities Sold Short (107.1%) (Cost/Amortized Cost $2,824,579,161)		2,744,253,895
Other Assets Less Liabilities (-7.1%)		(181,100,742)

Net Assets (100%)		$2,563,153,153

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $124,910 or 0.0% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2008, the market value of these securities amounted to $12,847,770 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

IO — Interest Only

TBA — Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$2,771,171,065	$124,910	$2,771,295,975
Other Investments*	—	—	—	—

Total	$—	$2,771,171,065	$124,910	$2,771,295,975

Liabilities
Investments in Securities	$—	$27,042,080	$—	$27,042,080
Other Investments*	—	—	—	—

Total	$—	$27,042,080	$—	$27,042,080

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$418,627	$—
Total gains or losses (realized/unrealized) included in earnings	(126,097)	—
Purchases, sales, issuances, and settlements (net)	(152,351)	—
Transfers in and/or out of Level 3	(15,269)	—

Balance as of 9/30/08	$124,910	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(157,235)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,841,329,974
Long-term U.S. Treasury securities	7,504,081,106

$9,345,411,080

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,200,753,643
Long-term U.S. Treasury securities	7,758,862,924

$8,959,616,567

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,723,950
Aggregate gross unrealized depreciation	(87,709,482)

Net unrealized depreciation	$(80,985,532)

Federal income tax cost of investments	$2,852,281,507

At September 30, 2008, the Portfolio had loaned securities with a total value of $147,095,886. This was secured by collateral of $128,797,864 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $22,053,857 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $4,546,511 which expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.3%)
Auto Components (0.7%)
American Axle & Manufacturing Holdings, Inc.^	26,600	$142,576
ArvinMeritor, Inc.^	55,600	725,024
ATC Technology Corp.*^	15,500	367,970
Cooper Tire & Rubber Co.^	37,500	322,500
Dana Holding Corp.*^	61,500	297,660
Drew Industries, Inc.*^	12,200	208,742
Exide Technologies, Inc.*^	48,600	358,668
Fuel Systems Solutions, Inc.*^	7,500	258,375
Hayes Lemmerz International, Inc.*^	76,100	207,753
Lear Corp.*	42,600	447,300
Modine Manufacturing Co.	25,300	366,344
Raser Technologies, Inc.*	28,000	238,000
Spartan Motors, Inc.^	25,800	82,044
Superior Industries International, Inc.^	14,300	273,988
Tenneco, Inc.*^	25,800	274,254
Visteon Corp.*^	86,500	200,680

		4,771,878

Automobiles (0.0%)
Winnebago Industries, Inc.^	23,300	301,036

Diversified Consumer Services (1.1%)
American Public Education, Inc.*	6,800	328,304
Capella Education Co.*^	8,800	377,168
Coinstar, Inc.*	17,300	553,600
Corinthian Colleges, Inc.*^	53,800	807,000
Jackson Hewitt Tax Service, Inc.^	21,000	322,140
K12, Inc.*	9,000	238,500
Lincoln Educational Services Corp.*^	14,000	185,220
Matthews International Corp., Class A	19,700	999,578
Pre-Paid Legal Services, Inc.*	5,000	206,300
Regis Corp.	32,700	899,250
Sotheby’s, Inc.	44,196	886,572
Steiner Leisure Ltd.*	13,600	467,568
Stewart Enterprises, Inc., Class A^	51,900	407,934
thinkorswim Group, Inc.*	30,100	250,733
Universal Technical Institute, Inc.*^	13,600	232,016

		7,161,883

Hotels, Restaurants & Leisure (2.1%)
Ambassadors Group, Inc.^	8,850	140,804
Ameristar Casinos, Inc.^	21,300	302,247
Bally Technologies, Inc.*^	32,400	981,072
BJ’s Restaurants, Inc.*^	19,400	231,636
Bob Evans Farms, Inc.^	19,200	523,968
Buffalo Wild Wings, Inc.*^	11,100	446,664
California Pizza Kitchen, Inc.*^	16,300	209,781
CBRL Group, Inc.^	17,600	462,880
CEC Entertainment, Inc.*^	15,000	498,000
Cheesecake Factory, Inc.*	41,600	608,192
Churchill Downs, Inc.	7,100	347,758
CKE Restaurants, Inc.^	32,500	344,500
Denny’s Corp.*^	63,800	164,604
DineEquity, Inc.^	15,100	254,586
Domino’s Pizza, Inc.*^	26,000	315,640
Gaylord Entertainment Co.*	23,600	693,132
Jack in the Box, Inc.*	35,300	744,830
Krispy Kreme Doughnuts, Inc.*^	70,200	231,660
Landry’s Restaurants, Inc	9,400	146,170
Life Time Fitness, Inc.*^	23,900	$747,353
Marcus Corp.	13,900	223,512
Morgans Hotel Group Co.*^	16,300	177,833
P.F. Chang’s China Bistro, Inc.*^	19,000	447,260
Papa John’s International, Inc.*	12,000	325,920
Peet’s Coffee & Tea, Inc.*^	8,800	245,696
Pinnacle Entertainment, Inc.*^	50,550	382,158
Red Robin Gourmet Burgers, Inc.*^	9,500	254,600
Riviera Holdings Corp.*	2,200	16,170
Ruby Tuesday, Inc.*^	45,400	262,866
Six Flags, Inc.*^	26,300	18,147
Sonic Corp.*^	36,100	525,977
Speedway Motorsports, Inc.^	8,132	158,411
Texas Roadhouse, Inc., Class A*^	34,600	311,054
Vail Resorts, Inc.*^	23,200	810,840
Wendy’s/Arby’s Group, Inc., Class A^	37,400	196,724
WMS Industries, Inc.*^	27,200	831,504

		13,584,149

Household Durables (1.1%)
American Greetings Corp., Class A^	44,350	678,111
Beazer Homes USA, Inc.*^	31,300	187,174
Blyth, Inc.	13,400	151,956
Brookfield Homes Corp.^	16,200	232,632
Champion Enterprises, Inc.*^	42,800	237,540
Ethan Allen Interiors, Inc.^	14,990	420,020
Furniture Brands International, Inc.	27,560	289,931
Helen of Troy Ltd.*^	16,800	382,536
Hovnanian Enterprises, Inc., Class A*^	43,200	345,168
iRobot Corp.*	13,700	203,034
La-Z-Boy, Inc.	43,600	406,352
Libbey, Inc.^	12,000	102,120
M/I Homes, Inc.	5,100	116,178
Meritage Homes Corp.*	19,100	471,770
National Presto Industries, Inc.	3,000	223,500
Ryland Group, Inc.^	26,300	697,476
Sealy Corp.^	24,900	160,854
Standard Pacific Corp.*	78,400	384,944
Tempur-Pedic International, Inc.^	41,867	492,356
Tupperware Brands Corp.	36,400	1,005,732
Universal Electronics, Inc.*^	10,400	259,792

		7,449,176

Internet & Catalog Retail (0.4%)
1-800-FLOWERS.COM, Inc., Class A*	27,800	167,356
Blue Nile, Inc.*^	7,500	321,525
Gaiam, Inc., Class A*	5,500	58,300
Netflix, Inc.*^	30,500	941,840
NutriSystem, Inc.^	19,000	336,680
Orbitz Worldwide, Inc.*	43,000	252,410
Overstock.com, Inc.*	9,600	190,176
PetMed Express, Inc.*	15,300	240,210
Shutterfly, Inc.*	15,300	147,033

		2,655,530

Leisure Equipment & Products (0.7%)
Brunswick Corp.^	54,400	695,776
Callaway Golf Co.	36,900	519,183
JAKKS Pacific, Inc.*^	22,500	560,475
Leapfrog Enterprises, Inc.*	28,100	296,736
Marine Products Corp.^	29,300	243,190
Polaris Industries, Inc.^	22,100	1,005,329
Pool Corp.^	29,700	692,901

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
RC2 Corp.*	12,700	$254,000
Smith & Wesson Holding Corp.*^	21,400	80,036

		4,347,626

Media (1.4%)
AH Belo Corp., Class A^	14,320	73,891
Arbitron, Inc.	16,900	755,261
Belo Corp., Class A^	71,600	426,736
Charter Communications, Inc., Class A*	317,300	231,629
Cinemark Holdings, Inc.^	22,400	304,640
Citadel Broadcasting Corp.*^	145,883	113,789
CKX, Inc.*	32,700	201,432
Cox Radio, Inc., Class A*^	17,000	179,520
Crown Media Holdings, Inc., Class A*^	48,200	242,446
Dolan Media Co.*	13,600	137,224
Entercom Communications Corp., Class A^	25,100	126,002
Entravision Communications Corp., Class A*	1,900	5,111
GateHouse Media, Inc.^	28,000	13,720
Global Sources Ltd.*^	13,800	138,966
Gray Television, Inc.^	26,300	45,236
Harte-Hanks, Inc.^	22,800	236,436
Idearc, Inc.^	91,500	114,375
Interactive Data Corp.	29,617	746,941
Journal Communications, Inc., Class A	37,700	183,976
Knology, Inc.*	18,800	151,716
Live Nation, Inc.*^	52,717	857,706
Marvel Entertainment, Inc.*	30,400	1,037,856
McClatchy Co., Class A^	35,300	155,320
Mediacom Communications Corp., Class A*^	41,883	247,947
National CineMedia, Inc.	35,830	395,921
Outdoor Channel Holdings, Inc.*^	27,300	240,240
Primedia, Inc.^	5,200	12,636
RCN Corp.*^	23,400	286,884
Scholastic Corp.^	17,700	454,536
Sinclair Broadcast Group, Inc., Class A	38,808	195,592
Valassis Communications, Inc.*^	28,700	248,542
Value Line, Inc.^	4,800	160,752
World Wrestling Entertainment, Inc., Class A^	13,200	204,072

		8,927,051

Multiline Retail (0.2%)
99 Cents Only Stores*^	29,100	319,227
Dillard’s, Inc., Class A^	35,400	417,720
Fred’s, Inc., Class A^	32,030	455,467

		1,192,414

Specialty Retail (3.0%)
Aaron Rents, Inc.^	28,150	762,021
Aeropostale, Inc.*^	41,575	1,334,973
Asbury Automotive Group, Inc.^	21,500	247,680
bebe stores, Inc.	25,001	244,260
Blockbuster, Inc., Class A*^	143,900	294,995
Borders Group, Inc.^	39,500	259,120
Brown Shoe Co., Inc.^	30,525	500,000
Buckle, Inc.^	8,200	455,428
Cabela’s, Inc.*^	24,400	294,752
Cache, Inc.*^	6,200	42,594
Casual Male Retail Group, Inc.*^	21,400	84,102
Cato Corp., Class A	17,200	301,860
Charlotte Russe Holding, Inc.*	20,300	$208,075
Charming Shoppes, Inc.*^	87,700	428,853
Chico’s FAS, Inc.*	109,600	599,512
Childrens Place Retail Stores, Inc.*^	15,000	500,250
Christopher & Banks Corp.^	26,175	200,762
Circuit City Stores, Inc.^	104,800	79,648
Citi Trends, Inc.*	5,000	81,450
Coldwater Creek, Inc.*^	36,000	208,440
Collective Brands, Inc.*^	48,900	895,359
Conn’s, Inc.*^	10,500	196,455
Dress Barn, Inc.*^	27,200	415,888
DSW, Inc., Class A*^	15,200	208,240
Finish Line, Inc., Class A	26,955	269,280
Genesco, Inc.*^	14,400	482,112
Group 1 Automotive, Inc.^	19,467	423,018
Gymboree Corp.*	16,200	575,100
Haverty Furniture Cos, Inc.^	2,200	25,168
hhgregg, Inc.*	23,500	229,125
Hibbett Sports, Inc.*^	17,700	354,354
HOT Topic, Inc.*	4,900	32,389
J. Crew Group, Inc.*^	26,300	751,391
Jo-Ann Stores, Inc.*^	20,735	435,020
Jos. A. Bank Clothiers, Inc.*^	11,300	379,680
Lumber Liquidators, Inc.*	14,200	178,352
MarineMax, Inc.*^	14,100	101,943
Men’s Wearhouse, Inc.^	32,618	692,806
Monro Muffler, Inc.^	10,300	237,518
New York & Co., Inc.*^	21,700	207,018
Pacific Sunwear of California, Inc.*^	57,400	386,302
PEP Boys-Manny Moe & Jack^	26,200	161,916
Pier 1 Imports, Inc.*^	50,900	210,217
Rent-A-Center, Inc.*^	41,400	922,392
Sally Beauty Holdings, Inc.*^	74,900	644,140
Sonic Automotive, Inc., Class A^	18,400	155,664
Stage Stores, Inc.^	32,025	437,462
Talbots, Inc.^	30,400	398,240
Tractor Supply Co.*^	20,700	870,435
Tween Brands, Inc.*^	15,100	147,829
Ulta Salon Cosmetics & Fragrance, Inc.*	20,200	268,256
Wet Seal, Inc., Class A*^	67,500	245,025
Zale Corp.*^	22,020	550,500
Zumiez, Inc.*^	10,400	171,392

		19,788,761

Textiles, Apparel & Luxury Goods (1.6%)
American Apparel, Inc.*^	29,800	244,360
Carter’s, Inc.*^	40,980	808,535
Columbia Sportswear Co.^	7,900	331,484
Crocs, Inc.*^	51,700	185,086
Deckers Outdoor Corp.*	8,900	926,312
Fossil, Inc.*^	31,800	897,714
G-III Apparel Group Ltd.*^	1,200	22,452
Iconix Brand Group, Inc.*^	40,550	530,394
K-Swiss, Inc., Class A^	16,100	280,140
Lululemon Athletica, Inc.*	12,200	280,966
Maidenform Brands, Inc.*^	2,700	39,177
Movado Group, Inc.	10,100	225,735
Oxford Industries, Inc.^	9,700	250,551
Perry Ellis International, Inc.*	8,900	132,699
Quiksilver, Inc.*	93,900	538,986
Skechers U.S.A., Inc., Class A*	16,300	274,329
Steven Madden Ltd.*	11,000	272,580
Timberland Co., Class A*	39,500	686,115

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
True Religion Apparel, Inc.*	10,600	$274,010
Under Armour, Inc., Class A*^	20,483	650,540
UniFirst Corp.	7,900	340,411
Volcom, Inc.*^	11,700	202,176
Warnaco Group, Inc.*	28,300	1,281,707
Weyco Group, Inc.^	7,000	234,290
Wolverine World Wide, Inc.^	31,500	833,490

		10,744,239

Total Consumer Discretionary		80,923,743

Consumer Staples (3.6%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	5,200	246,948
Coca-Cola Bottling Co., Consolidated^	5,200	227,032
National Beverage Corp.*^	27,900	247,473

		721,453

Food & Staples Retailing (1.1%)
Andersons, Inc.^	12,000	422,640
Arden Group, Inc., Class A^	1,200	174,744
Casey’s General Stores, Inc.	37,000	1,116,290
Great Atlantic & Pacific Tea Co., Inc.*^	21,920	237,174
Ingles Markets, Inc., Class A^	8,100	184,923
Longs Drug Stores Corp.	18,996	1,436,858
Nash Finch Co.^	10,750	463,540
Pantry, Inc.*^	18,300	387,777
Pricesmart, Inc.	9,000	150,660
Ruddick Corp.	26,100	846,945
Spartan Stores, Inc.^	12,400	308,512
United Natural Foods, Inc.*^	30,200	754,698
Weis Markets, Inc.^	9,900	356,499
Winn-Dixie Stores, Inc.*^	33,600	467,040

		7,308,300

Food Products (1.7%)
AgFeed Industries, Inc.*^	14,600	115,340
B&G Foods, Inc., Class A	21,900	156,585
Cal-Maine Foods, Inc.^	8,100	222,264
Chiquita Brands International, Inc.*^	32,800	518,568
Darling International, Inc.*^	45,100	501,061
Diamond Foods, Inc.	10,000	280,300
Farmer Bros Co.^	9,200	228,804
Flowers Foods, Inc.^	47,780	1,402,821
Fresh Del Monte Produce, Inc.*^	26,000	577,200
Green Mountain Coffee Roasters, Inc.*^	13,800	542,892
Hain Celestial Group, Inc.*^	31,800	875,454
Imperial Sugar Co.	5,000	67,700
J & J Snack Foods Corp.	8,800	298,408
Lancaster Colony Corp.^	11,600	436,856
Lance, Inc.^	17,300	392,537
Pilgrim’s Pride Corp.^	34,200	85,158
Ralcorp Holdings, Inc.*	35,460	2,390,359
Sanderson Farms, Inc.	13,500	495,990
Smart Balance, Inc.*	38,900	255,184
Synutra International, Inc.*^	6,500	130,845
Tootsie Roll Industries, Inc.^	14,743	426,220
TreeHouse Foods, Inc.*	23,483	697,445

		11,097,991

Household Products (0.1%)
Central Garden & Pet Co., Class A*	52,760	313,922
Spectrum Brands, Inc.*	29,900	41,561
WD-40 Co.	11,100	$398,823

		754,306

Personal Products (0.4%)
American Oriental Bioengineering, Inc.*^	40,100	260,249
Chattem, Inc.*^	11,800	922,524
Elizabeth Arden, Inc.*^	15,200	298,376
Mannatech, Inc.^	20,700	82,800
Nu Skin Enterprises, Inc., Class A	30,837	500,176
Prestige Brands Holdings, Inc.*	21,000	186,480
USANA Health Sciences, Inc.*^	7,800	319,722

		2,570,327

Tobacco (0.2%)
Alliance One International, Inc.*^	55,100	209,380
Universal Corp.	17,800	873,802
Vector Group Ltd.^	16,103	284,375

		1,367,557

Total Consumer Staples		23,819,934

Energy (6.4%)
Energy Equipment & Services (2.1%)
Allis-Chalmers Energy, Inc.*^	21,000	265,650
Basic Energy Services, Inc.*^	25,600	545,280
Bristow Group, Inc.*^	14,600	494,064
Bronco Drilling Co., Inc.*^	16,300	166,586
Cal Dive International, Inc.*	27,400	290,440
CARBO Ceramics, Inc.^	12,700	655,447
Complete Production Services, Inc.*	34,200	688,446
Dawson Geophysical Co.*^	4,800	224,112
Dril-Quip, Inc.*	19,200	833,088
ENGlobal Corp.*^	16,800	222,936
Grey Wolf, Inc.*	129,000	1,003,620
Gulf Island Fabrication, Inc.	7,600	261,972
GulfMark Offshore, Inc.*	12,800	574,464
Hornbeck Offshore Services, Inc.*^	14,900	575,438
ION Geophysical Corp.*^	60,000	851,400
Lufkin Industries, Inc.	11,300	896,655
Matrix Service Co.*	16,100	307,510
NATCO Group, Inc., Class A*	13,900	558,502
Natural Gas Services Group, Inc.*^	7,500	131,025
Newpark Resources, Inc.*	55,800	407,340
OYO Geospace Corp.*^	3,400	133,552
Parker Drilling Co.*^	81,600	654,432
PHI, Inc.*	8,500	313,905
Pioneer Drilling Co.*	29,500	392,350
RPC, Inc.^	20,025	281,551
Smith International, Inc.	9,984	585,462
Sulphco, Inc.*^	7,100	14,271
Superior Well Services, Inc.*^	10,300	260,693
T-3 Energy Services, Inc.*	7,700	285,824
Trico Marine Services, Inc.*^	7,900	134,932
Union Drilling, Inc.*	9,600	101,664
Willbros Group, Inc.*^	24,100	638,650

		13,751,261

Oil, Gas & Consumable Fuels (4.3%)
Abraxas Petroleum Corp.*^	41,400	108,054
Alon USA Energy, Inc.^	16,100	217,028
APCO Argentina, Inc.^	7,400	209,494
Approach Resources, Inc.*	8,900	128,694
Arena Resources, Inc.*	21,500	835,275
Arlington Tankers Ltd.^	8,700	133,806
Atlas America, Inc.	19,434	662,894
ATP Oil & Gas Corp.*^	17,000	302,770

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Berry Petroleum Co., Class A^	26,500	$1,026,345
Bill Barrett Corp.*^	22,700	728,897
BPZ Resources, Inc.*^	37,200	639,840
Brigham Exploration Co.*^	28,700	315,413
Callon Petroleum Co.*^	11,150	201,034
Carrizo Oil & Gas, Inc.*^	18,600	674,622
Clayton Williams Energy, Inc.*	3,400	239,802
Clean Energy Fuels Corp.*^	26,100	369,315
Comstock Resources, Inc.*	28,301	1,416,465
Concho Resources, Inc.*	30,900	853,149
Contango Oil & Gas Co.*	7,900	426,442
Crosstex Energy, Inc.	25,750	642,978
CVR Energy, Inc.*^	16,000	136,320
Delek U.S. Holdings, Inc.^	39,000	361,530
Delta Petroleum Corp.*^	38,600	524,188
DHT Maritime, Inc.^	24,400	163,968
Double Eagle Petroleum Co.*^	14,300	204,204
Endeavour International Corp.*	94,000	124,080
Energy Partners Ltd.*	19,800	171,666
Energy XXI Bermuda Ltd.	75,800	230,432
Evergreen Energy, Inc.*^	136,800	128,592
EXCO Resources, Inc.*	94,400	1,540,608
FX Energy, Inc.*	32,500	241,800
Gasco Energy, Inc.*^	58,200	105,924
General Maritime Corp.^	22,800	444,144
GeoGlobal Resources, Inc.*	67,600	170,352
GMX Resources, Inc.*^	9,100	434,980
Golar LNG Ltd.	27,900	370,512
Goodrich Petroleum Corp.*^	12,500	544,875
Gran Tierra Energy, Inc.*^	59,300	220,003
Gulfport Energy Corp.*^	16,300	163,815
Harvest Natural Resources, Inc.*^	21,900	221,628
International Coal Group, Inc.*^	79,000	492,960
James River Coal Co.*^	15,700	345,243
Knightsbridge Tankers Ltd.	10,600	280,582
McMoRan Exploration Co.*	31,300	739,932
Meridian Resource Corp.*^	48,100	88,504
National Coal Corp.*^	24,400	127,612
Nordic American Tanker Shipping Ltd.	21,500	689,290
Northern Oil And Gas, Inc.*^	14,500	117,885
Oilsands Quest, Inc.*^	90,300	269,997
Pacific Ethanol, Inc.*^	52,200	72,558
Panhandle Oil and Gas, Inc., Class A^	5,800	166,054
Parallel Petroleum Corp.*^	25,100	236,442
Penn Virginia Corp.^	26,700	1,426,848
Petroleum Development Corp.*^	8,700	386,019
PetroQuest Energy, Inc.*^	24,000	368,400
PrimeEnergy Corp.*^	2,600	192,400
RAM Energy Resources, Inc.*	33,900	97,971
Rentech, Inc.*	138,300	183,939
Rex Energy Corp.*^	7,100	111,896
Rosetta Resources, Inc.*^	31,900	585,684
Ship Finance International Ltd.^	25,100	541,156
Stone Energy Corp.*	19,681	833,097
Swift Energy Co.*	19,000	735,110
Teekay Tankers Ltd., Class A	6,500	110,045
Tri-Valley Corp.*	29,900	189,566
TXCO Resources, Inc.*^	21,800	218,872
Uranium Resources, Inc.*^	10,800	18,252
USEC, Inc.*^	69,000	373,290
VAALCO Energy, Inc.*	36,700	251,028
Venoco, Inc.*^	12,600	163,800
VeraSun Energy Corp.*^	63,669	$199,284
Warren Resources, Inc.*^	32,600	325,348
Western Refining, Inc.^	18,500	187,035
World Fuel Services Corp.^	20,800	479,024

		28,241,061

Total Energy		41,992,322

Financials (21.4%)
Capital Markets (1.8%)
Apollo Investment Corp.^	83,710	1,427,256
Ares Capital Corp.	78,866	822,572
BGC Partners, Inc., Class A^	36,800	157,872
BlackRock Kelso Capital Corp.^	20,900	240,977
Calamos Asset Management, Inc., Class A^	17,900	320,768
Capital Southwest Corp.	1,900	269,895
Cohen & Steers, Inc.^	12,250	347,042
Epoch Holding Corp.^	5,200	54,860
Evercore Partners, Inc., Class A^	4,000	71,920
FBR Capital Markets Corp. (REIT)*	37,000	239,760
FCStone Group, Inc.*^	14,050	252,760
GAMCO Investors, Inc., Class A^	4,700	278,710
GFI Group, Inc.	51,200	241,152
Gladstone Capital Corp.	13,100	199,644
Greenhill & Co., Inc.^	10,280	758,150
Hercules Technology Growth Capital, Inc.	23,400	226,980
KBW, Inc.*^	18,400	606,096
Knight Capital Group, Inc., Class A*	57,600	855,936
LaBranche & Co., Inc.*	25,200	113,400
MCG Capital Corp.	42,200	110,564
MVC Capital, Inc.^	15,100	230,275
NGP Capital Resources Co.^	13,771	200,643
optionsXpress Holdings, Inc.	35,000	679,700
Penson Worldwide, Inc.*	20,500	284,335
Piper Jaffray Cos.*	15,100	653,075
Prospect Capital Corp.^	16,300	208,803
Pzena Investment Management, Inc., Class A^	15,300	145,044
Riskmetrics Group, Inc.*	13,300	260,281
Sanders Morris Harris Group, Inc.^	8,000	69,200
Stifel Financial Corp.*	18,900	943,110
SWS Group, Inc.	15,100	304,416
TradeStation Group, Inc.*	20,000	187,000

		11,762,196

Commercial Banks (7.0%)
1st Source Corp.	11,700	274,950
AMCORE Financial, Inc.	19,057	176,277
Ameris Bancorp^	8,240	122,364
BancFirst Corp.^	4,600	222,318
Banco Latinoamericano de Exportaciones S.A., Class E^	16,900	243,698
Banner Corp.^	14,400	172,944
Boston Private Financial Holdings, Inc.^	34,500	301,530
Capital City Bank Group, Inc.	8,900	279,015
Cathay General Bancorp^	41,800	994,840
Central Pacific Financial Corp.^	19,400	326,114
Chemical Financial Corp.^	14,700	457,758
Citizens Republic Bancorp, Inc.^	42,229	130,065
City Bank/Washington^	14,496	226,138
City Holding Co.	10,500	443,625
Colonial BancGroup, Inc.^	125,300	984,858

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Columbia Banking System, Inc.^	11,200	$198,576
Community Bank System, Inc.^	18,300	460,245
Community Trust Bancorp, Inc.	9,300	319,920
CVB Financial Corp.^	50,639	703,882
East West Bancorp, Inc.^	39,400	539,780
Enterprise Financial Services Corp.	6,200	139,872
First Bancorp/North Carolina^	13,100	224,010
First Bancorp/Puerto Rico^	51,500	569,590
First Busey Corp.^	14,250	261,203
First Commonwealth Financial Corp.^	45,952	618,973
First Community Bancshares, Inc./Virginia^	7,264	272,545
First Financial Bancorp^	23,300	340,180
First Financial Bankshares, Inc.^	16,844	873,867
First Financial Corp./Indiana^	7,000	328,860
First Merchants Corp.^	11,300	257,640
First Midwest Bancorp, Inc./Illinois^	27,700	671,448
First South Bancorp, Inc./North Carolina^	3,108	53,675
FirstMerit Corp.^	51,133	1,073,793
FNB Corp./Pennsylvania^	48,300	771,834
Frontier Financial Corp.^	28,475	382,419
Glacier Bancorp, Inc.^	34,840	862,987
Guaranty Bancorp*^	44,200	269,620
Hancock Holding Co.^	16,000	816,000
Hanmi Financial Corp.^	29,100	146,955
Harleysville National Corp.^	19,500	331,110
Heartland Financial USA, Inc.^	10,400	260,624
Heritage Commerce Corp.	8,100	123,282
Home Bancshares, Inc./Arkansas	9,720	251,456
IBERIABANK Corp.	8,000	422,800
Independent Bank Corp./Massachusetts	10,200	317,934
International Bancshares Corp.^	29,191	788,157
Investors Bancorp, Inc.*^	40,860	614,943
Lakeland Bancorp, Inc.^	19,492	227,862
Lakeland Financial Corp.^	8,400	184,464
MainSource Financial Group, Inc.^	11,700	229,320
MB Financial, Inc.^	29,245	967,132
Midwest Banc Holdings, Inc.^	11,650	46,600
Nara Bancorp, Inc.^	18,100	202,720
National Penn Bancshares, Inc.^	55,973	817,206
NBT Bancorp, Inc.^	27,148	812,268
Northfield Bancorp, Inc.*	18,900	228,879
Old National Bancorp/Indiana^	53,140	1,063,863
Oriental Financial Group, Inc.^	15,091	269,525
Pacific Capital Bancorp N.A.^	34,344	698,900
PacWest Bancorp^	20,700	591,813
Park National Corp.^	7,674	598,572
Pinnacle Financial Partners, Inc.*^	11,200	344,960
PrivateBancorp, Inc.^	11,300	470,758
Prosperity Bancshares, Inc.^	28,800	978,912
Provident Bankshares Corp.^	9,000	87,390
Renasant Corp.^	19,125	415,204
Republic Bancorp, Inc./Kentucky, Class A^	6,368	193,078
S&T Bancorp, Inc.^	20,460	753,542
Sandy Spring Bancorp, Inc.	10,800	238,680
Santander BanCorp	19,300	208,440
SCBT Financial Corp.	6,400	240,640
Seacoast Banking Corp. of Florida^	16,480	176,830
Signature Bank/New York*	23,800	830,144
Simmons First National Corp., Class A	8,700	309,720
South Financial Group, Inc.^	59,400	$435,402
Southside Bancshares, Inc.^	7,527	189,680
Southwest Bancorp, Inc./Oklahoma	5,400	95,418
StellarOne Corp.^	14,000	289,380
Sterling Bancorp/New York^	9,362	135,375
Sterling Bancshares, Inc./Texas^	63,212	660,565
Sterling Financial Corp./Washington^	41,385	600,083
Suffolk Bancorp^	3,800	149,758
Sun Bancorp, Inc./New Jersey*^	15,395	208,602
Susquehanna Bancshares, Inc.^	50,535	986,443
SVB Financial Group*	21,300	1,233,696
SY Bancorp, Inc.^	8,500	260,270
Texas Capital Bancshares, Inc.*^	14,800	307,248
Tompkins Financial Corp.	5,000	252,500
TowneBank/Virginia^	12,900	283,800
Trustmark Corp.^	37,600	779,824
UCBH Holdings, Inc.^	77,300	495,493
UMB Financial Corp.	22,648	1,189,473
Umpqua Holdings Corp.^	52,128	766,803
Union Bankshares Corp./Virginia^	14,400	345,600
United Bankshares, Inc.^	30,100	1,053,500
United Community Banks, Inc./Georgia^	31,037	411,549
United Security Bancshares/California^	5,700	93,252
Univest Corp of Pennsylvania^	9,600	355,200
Washington Trust Bancorp, Inc.	4,500	119,700
WesBanco, Inc.^	15,000	399,300
Westamerica Bancorp^	17,700	1,018,281
Western Alliance Bancorp*^	12,000	185,520
Wilshire Bancorp, Inc.^	15,200	184,984
Wintrust Financial Corp.^	18,840	552,954

		45,851,749

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	39,600	118,404
Advanta Corp., Class B	24,900	204,927
Cardtronics, Inc.*	22,600	177,636
Cash America International, Inc.	21,200	764,048
CompuCredit Corp.*^	18,600	72,912
Credit Acceptance Corp.*^	7,700	130,900
Dollar Financial Corp.*^	15,000	230,850
EZCORP, Inc., Class A*	23,900	449,320
First Cash Financial Services, Inc.*^	16,300	244,500
Nelnet, Inc., Class A	17,700	251,340
World Acceptance Corp.*^	10,100	363,600

		3,008,437

Diversified Financial Services (0.5%)
Asset Acceptance Capital Corp.*^	23,800	250,852
Encore Capital Group, Inc.*	3,400	46,580
Financial Federal Corp.^	14,700	336,924
Interactive Brokers Group, Inc., Class A*	25,200	558,684
MarketAxess Holdings, Inc.*^	27,900	225,153
NewStar Financial, Inc.*^	24,700	199,823
PHH Corp.*^	44,000	584,760
PICO Holdings, Inc.*	10,000	359,100
Portfolio Recovery Associates, Inc.*^	8,400	408,492
Primus Guaranty Ltd.*^	36,000	94,320
Resource America, Inc., Class A	4,800	45,600

		3,110,288

Insurance (3.9%)
Ambac Financial Group, Inc.^	178,100	414,973

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
American Equity Investment Life Holding Co.^	33,900	$254,250
American Physicians Capital, Inc.^	5,200	220,116
Amtrust Financial Services, Inc.	20,500	278,595
Argo Group International Holdings Ltd.*	21,093	777,277
Aspen Insurance Holdings Ltd.^	54,800	1,507,000
Assured Guaranty Ltd.^	34,600	562,596
Castlepoint Holdings Ltd.^	22,600	251,538
CNA Surety Corp.*^	14,800	247,160
Crawford & Co., Class B*^	35,100	533,520
Darwin Professional Underwriters, Inc.*	7,100	220,881
Delphi Financial Group, Inc., Class A^	25,669	719,759
eHealth, Inc.*^	15,500	248,000
Employers Holdings, Inc.	28,290	491,680
Enstar Group, Ltd.*^	5,300	516,008
FBL Financial Group, Inc., Class A^	10,100	281,689
Flagstone Reinsurance Holdings Ltd.	26,600	273,182
FPIC Insurance Group, Inc.*	5,500	282,645
Greenlight Capital Reinsurance Ltd., Class A*	15,000	344,850
Harleysville Group, Inc.	8,100	306,180
Hilb, Rogal & Hobbs Co.	22,617	1,057,119
Hilltop Holdings, Inc.*	28,000	288,960
Horace Mann Educators Corp.	34,900	449,163
Independence Holding Co.^	7,800	90,090
Infinity Property & Casualty Corp.	14,700	605,640
IPC Holdings Ltd.^	36,800	1,111,728
Kansas City Life Insurance Co.^	4,700	216,200
LandAmerica Financial Group, Inc.^	13,600	329,800
Maiden Holdings Ltd.^	30,500	132,675
Max Capital Group Ltd.	35,800	831,634
Meadowbrook Insurance Group, Inc.	35,100	247,806
Montpelier Reinsurance Holdings Ltd.^	64,800	1,069,848
National Financial Partners Corp.^	30,300	454,500
National Interstate Corp.^	9,400	225,882
National Western Life Insurance Co., Class A	1,700	411,519
Navigators Group, Inc.*^	9,350	542,300
Odyssey Reinsurance Holdings Corp.^	15,100	661,380
Phoenix Cos., Inc.^	66,000	609,840
Platinum Underwriters Holdings Ltd.^	30,400	1,078,592
Presidential Life Corp.	13,500	213,165
ProAssurance Corp.*	19,864	1,112,384
RLI Corp.^	11,450	710,930
Safety Insurance Group, Inc.	9,400	356,542
Selective Insurance Group, Inc.^	41,800	958,056
State Auto Financial Corp.	8,800	255,816
Stewart Information Services Corp.^	10,200	303,450
Tower Group, Inc.^	11,400	268,584
United America Indemnity Ltd., Class A*	14,500	206,335
United Fire & Casualty Co.	19,400	554,646
Validus Holdings Ltd.^	40,000	930,000
Zenith National Insurance Corp.	28,325	1,037,828

		26,054,311

Real Estate Investment Trusts (REITs) (6.2%)
Acadia Realty Trust (REIT)	26,800	677,504
Alexander’s, Inc. (REIT)*^	1,400	560,000
American Campus Communities, Inc. (REIT)	24,732	$837,920
Anthracite Capital, Inc. (REIT)^	34,000	182,240
Anworth Mortgage Asset Corp. (REIT)^	42,600	252,192
Ashford Hospitality Trust, Inc. (REIT)^	90,280	365,634
BioMed Realty Trust, Inc. (REIT)	44,550	1,178,348
Capital Trust, Inc./New York (REIT), Class A^	10,300	159,650
CapLease, Inc. (REIT)	34,800	275,964
Capstead Mortgage Corp. (REIT)	33,300	364,635
Cedar Shopping Centers, Inc. (REIT)	23,800	314,636
Chimera Investment Corp. (REIT)^	20,920	129,913
Colonial Properties Trust (REIT)^	29,400	549,486
Corporate Office Properties Trust SBI/Maryland (REIT)^	24,100	972,435
Cousins Properties, Inc. (REIT)^	27,500	693,825
DCT Industrial Trust, Inc. (REIT)	102,610	768,549
DiamondRock Hospitality Co. (REIT)	71,817	653,535
DuPont Fabros Technology, Inc. (REIT)	21,970	335,043
EastGroup Properties, Inc. (REIT)^	19,000	922,260
Education Realty Trust, Inc. (REIT)	17,700	196,116
Entertainment Properties Trust (REIT)	19,000	1,039,680
Equity Lifestyle Properties, Inc. (REIT)	16,100	853,783
Equity One, Inc. (REIT)^	25,270	517,782
Extra Space Storage, Inc. (REIT)^	49,300	757,248
FelCor Lodging Trust, Inc. (REIT)	48,063	344,131
First Industrial Realty Trust, Inc. (REIT)^	33,800	969,384
First Potomac Realty Trust (REIT)	15,200	261,288
Franklin Street Properties Corp. (REIT)^	41,800	543,400
Friedman Billings Ramsey Group, Inc. (REIT), Class A*	29,000	58,000
Getty Realty Corp. (REIT)^	11,000	243,870
Glimcher Realty Trust (REIT)^	23,000	240,120
Gramercy Capital Corp./New York (REIT)^	27,862	72,163
Hatteras Financial Corp. (REIT)	8,200	190,240
Healthcare Realty Trust, Inc. (REIT)	37,717	1,099,451
Hersha Hospitality Trust (REIT)	25,000	186,000
Highwoods Properties, Inc. (REIT)	40,400	1,436,624
Home Properties, Inc. (REIT)^	18,500	1,072,075
Inland Real Estate Corp. (REIT)^	42,500	666,825
Investors Real Estate Trust (REIT)^.	35,600	398,364
LaSalle Hotel Properties (REIT)	31,500	734,580
Lexington Realty Trust (REIT)^	29,999	516,583
LTC Properties, Inc. (REIT)	14,400	422,208
Maguire Properties, Inc. (REIT)^	27,833	165,885
Medical Properties Trust, Inc. (REIT)^	41,200	467,620
MFA Mortgage Investments, Inc. (REIT)	84,500	549,250
Mid-America Apartment Communities, Inc. (REIT)	19,200	943,488
National Health Investors, Inc. (REIT)	14,700	502,446
National Retail Properties, Inc. (REIT)^	45,600	1,092,120

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Newcastle Investment Corp. (REIT)^	32,800	$208,280
NorthStar Realty Finance Corp. (REIT)^	35,300	273,575
Omega Healthcare Investors, Inc. (REIT)	47,000	924,020
Parkway Properties, Inc./Maryland (REIT)^	9,400	355,884
Pennsylvania Real Estate Investment Trust (REIT)^	26,294	495,642
Post Properties, Inc. (REIT)	24,900	696,453
Potlatch Corp. (REIT)	22,583	1,047,625
PS Business Parks, Inc. (REIT)	10,000	576,000
RAIT Financial Trust (REIT)^	30,100	165,249
Ramco-Gershenson Properties Trust (REIT)	14,300	320,606
Realty Income Corp. (REIT)^	60,017	1,536,435
Redwood Trust, Inc. (REIT)^	20,400	443,292
Resource Capital Corp. (REIT)^	9,300	56,358
Saul Centers, Inc. (REIT)	6,800	343,672
Senior Housing Properties Trust (REIT)	72,400	1,725,292
Sovran Self Storage, Inc. (REIT)^	16,600	741,854
Strategic Hotels & Resorts, Inc. (REIT)^	53,850	406,567
Sun Communities, Inc. (REIT)^	11,100	219,891
Sunstone Hotel Investors, Inc. (REIT)	36,417	491,629
Tanger Factory Outlet Centers (REIT)^	20,500	897,695
Universal Health Realty Income Trust (REIT)	7,400	287,860
Urstadt Biddle Properties, Inc. (REIT), Class A	13,100	245,625
U-Store-It Trust (REIT)^	27,800	341,106
Washington Real Estate Investment Trust (REIT)^	30,700	1,124,541

		40,659,644

Real Estate Management & Development (0.1%)
Consolidated-Tomoka Land Co.^	3,000	129,570
Forestar Real Estate Group, Inc.*^	22,100	325,975
Grubb & Ellis Co.^	7,200	19,440
Maui Land & Pineapple Co., Inc.*^	3,700	101,713
Meruelo Maddux Properties, Inc.*	42,900	52,338
Tejon Ranch Co.*^	6,900	256,335

		885,371

Thrifts & Mortgage Finance (1.5%)
Abington Bancorp, Inc.^	21,400	216,568
Bank Mutual Corp.	27,800	315,530
BankFinancial Corp.^	14,500	212,860
Beneficial Mutual Bancorp, Inc.*	20,300	256,795
Brookline Bancorp, Inc.^	39,200	501,368
Clifton Savings Bancorp, Inc.^	18,700	224,213
Corus Bankshares, Inc.^	23,400	94,770
Dime Community Bancshares, Inc.	14,600	222,212
Doral Financial Corp.*	13,000	141,960
Downey Financial Corp.^	17,733	49,652
First Financial Holdings, Inc.	4,500	117,810
First Niagara Financial Group, Inc.^	81,776	1,287,972
FirstFed Financial Corp.*^	1,300	10,192
Flagstar Bancorp, Inc.^	45,900	136,782
Flushing Financial Corp.^	14,400	252,000
Kearny Financial Corp.	30,600	374,544
NASB Financial, Inc.^	6,700	217,683
NewAlliance Bancshares, Inc.^	83,100	1,248,993
Northwest Bancorp, Inc.	10,600	$291,924
Ocwen Financial Corp.*	31,800	255,990
Oritani Financial Corp.*^	24,100	406,085
Provident Financial Services, Inc.^	49,856	823,123
Provident New York Bancorp	22,400	296,128
Rockville Financial, Inc.^	11,500	181,125
Roma Financial Corp.^	15,000	221,250
Trustco Bank Corp./New York^	56,583	662,587
United Community Financial Corp./Ohio^	11,700	58,500
ViewPoint Financial Group^	14,000	245,000
Waterstone Financial, Inc.*^	15,800	154,366
WSFS Financial Corp.	4,500	270,000

		9,747,982

Total Financials		141,079,978

Health Care (14.1%)
Biotechnology (3.9%)
Acadia Pharmaceuticals, Inc.*	24,800	66,464
Acorda Therapeutics, Inc.*^	20,300	484,155
Alexion Pharmaceuticals, Inc.*	47,760	1,876,968
Alkermes, Inc.*	69,300	921,690
Allos Therapeutics, Inc.*	32,900	243,789
Alnylam Pharmaceuticals, Inc.*^	25,800	746,910
Arena Pharmaceuticals, Inc.*	45,900	229,500
ARIAD Pharmaceuticals, Inc.*^	45,900	113,373
Array BioPharma, Inc.*^	33,900	260,352
Celera Corp.*	63,100	974,895
Cell Genesys, Inc.*^	16,700	9,853
Cepheid, Inc.*^	31,900	441,177
Cougar Biotechnology, Inc.*	9,300	310,527
Cubist Pharmaceuticals, Inc.*	35,649	792,477
CV Therapeutics, Inc.*	37,700	407,160
Dendreon Corp.*^	57,900	330,609
Enzon Pharmaceuticals, Inc.*^	22,000	162,360
Genomic Health, Inc.*^	10,700	242,355
Geron Corp.*	49,200	194,340
GTx, Inc.*^	13,900	264,378
Halozyme Therapeutics, Inc.*^	51,500	378,010
Human Genome Sciences, Inc.*^	94,200	598,170
Idenix Pharmaceuticals, Inc.*	31,100	224,853
Idera Pharmaceuticals, Inc.*^	13,900	195,573
Incyte Corp.*^	48,400	370,260
InterMune, Inc.*^	19,600	335,356
Isis Pharmaceuticals, Inc.*^	52,400	885,036
MannKind Corp.*^	36,200	139,732
Martek Biosciences Corp.*^	20,400	640,968
Maxygen, Inc.*	27,200	115,056
Medarex, Inc.*^	89,800	581,006
Momenta Pharmaceuticals, Inc.*	27,800	364,458
Myriad Genetics, Inc.*^	27,750	1,800,420
Nabi Biopharmaceuticals*^	66,457	309,690
NPS Pharmaceuticals, Inc.*^	29,800	212,772
Omrix Biopharmaceuticals, Inc.*^	11,000	197,340
Onyx Pharmaceuticals, Inc.*^	38,300	1,385,694
Orexigen Therapeutics, Inc.*^	18,400	198,536
OSI Pharmaceuticals, Inc.*^	35,500	1,749,795
Osiris Therapeutics, Inc.*^	16,300	314,427
PDL BioPharma, Inc.	74,100	689,871
Pharmasset, Inc.*^	10,400	207,480
Progenics Pharmaceuticals, Inc.*^	16,500	219,615
Regeneron Pharmaceuticals, Inc.*^	39,200	855,736
Rigel Pharmaceuticals, Inc.*^	18,400	429,640

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Sangamo BioSciences, Inc.*^	22,700	$174,790
Savient Pharmaceuticals, Inc.*^	33,700	502,467
Seattle Genetics, Inc.*^	33,700	360,590
Tercica, Inc.*	23,300	208,302
Theravance, Inc.*	32,100	399,966
United Therapeutics Corp.*	14,880	1,564,930
XOMA Ltd.*	16,200	34,020
ZymoGenetics, Inc.*^	22,900	152,514

		25,870,405

Health Care Equipment & Supplies (3.6%)
Abaxis, Inc.*^	13,500	265,950
Abiomed, Inc.*	18,900	335,475
Accuray, Inc.*^	24,900	200,943
Align Technology, Inc.*^	47,400	513,342
American Medical Systems Holdings, Inc.*^	57,700	1,024,752
Analogic Corp.	11,100	552,336
AngioDynamics, Inc.*	9,400	148,520
ArthroCare Corp.*^	16,500	457,380
Conceptus, Inc.*	18,800	311,704
CONMED Corp.*	23,800	761,600
CryoLife, Inc.*	17,600	230,912
Cyberonics, Inc.*	14,700	249,900
Cynosure, Inc., Class A*^	1,200	21,528
Datascope Corp.	8,200	423,366
ev3, Inc.*^	43,600	437,744
Exactech, Inc.*	7,600	169,024
Greatbatch, Inc.*^	14,200	348,468
Haemonetics Corp.*	15,100	931,972
Hansen Medical, Inc.*^	13,300	178,752
ICU Medical, Inc.*	8,700	264,567
I-Flow Corp.*	12,900	120,099
Immucor, Inc.*	41,968	1,341,297
Insulet Corp.*^	12,000	167,040
Integra LifeSciences Holdings Corp.*^	14,400	634,032
Invacare Corp.^	23,000	555,220
IRIS International, Inc.*^	11,600	207,640
Kensey Nash Corp.*	6,000	188,760
Masimo Corp.*^	28,600	1,063,920
Mentor Corp.^	21,000	501,060
Meridian Bioscience, Inc.^	31,750	922,020
Merit Medical Systems, Inc.*	17,100	320,967
Micrus Endovascular Corp.*^	4,900	68,355
Natus Medical, Inc.*^	17,100	387,486
Neogen Corp.*	8,900	250,802
NuVasive, Inc.*^	24,011	1,184,463
Orthofix International N.V.*	8,600	160,218
Quidel Corp.*	17,500	287,175
RTI Biologics, Inc.*^	33,400	312,290
Sirona Dental Systems, Inc.*^	10,800	251,424
Somanetics Corp.*^	10,300	225,261
SonoSite, Inc.*^	10,400	326,560
Spectranetics Corp.*^	22,500	104,175
Stereotaxis, Inc.*^	18,000	108,900
STERIS Corp.	41,100	1,544,538
SurModics, Inc.*^	11,700	368,433
Symmetry Medical, Inc.*^	21,500	399,040
Thoratec Corp.*^	41,555	1,090,819
TomoTherapy, Inc.*	16,400	75,112
Vital Signs, Inc.	6,300	465,570
Volcano Corp.*	30,500	527,345
West Pharmaceutical Services, Inc.	18,814	918,499
Wright Medical Group, Inc.*^	28,317	861,970
Zoll Medical Corp.*	11,700	$382,824

		24,151,549

Health Care Providers & Services (3.3%)
Air Methods Corp.*^	9,500	268,945
Alliance Imaging, Inc.*	22,300	229,021
Amedisys, Inc.*^	19,751	961,281
AMERIGROUP Corp.*^	31,317	790,441
AMN Healthcare Services, Inc.*	20,706	363,804
Amsurg Corp.*	24,450	622,742
Apria Healthcare Group, Inc.*	32,600	594,624
Assisted Living Concepts, Inc., Class A*	48,200	307,034
athenahealth, Inc.*	12,800	425,856
Bio-Reference Labs, Inc.*^	8,600	248,540
BMP Sunstone Corp.*^	6,100	42,334
CardioNet, Inc.*	6,800	169,728
Centene Corp.*^	34,900	715,799
Chemed Corp.	17,300	710,338
Corvel Corp.*	7,200	205,992
Cross Country Healthcare, Inc.*^	24,600	400,734
Emergency Medical Services Corp., Class A*	1,800	53,784
Emeritus Corp.*	12,200	303,780
Genoptix, Inc.*	7,500	245,025
Gentiva Health Services, Inc.*	16,000	431,040
Hanger Orthopedic Group, Inc.*	14,300	249,535
HealthExtras, Inc.*	24,800	647,776
HealthSouth Corp.*^	55,600	1,024,708
Healthspring, Inc.*	39,700	840,052
Healthways, Inc.*^	21,350	344,376
HMS Holdings Corp.*^	12,800	306,688
inVentiv Health, Inc.*^	23,000	406,180
Kindred Healthcare, Inc.*	20,500	565,185
Landauer, Inc.	5,800	421,950
LHC Group, Inc.*^	9,400	267,712
Magellan Health Services, Inc.*	29,200	1,198,952
MedCath Corp.*^	10,550	189,056
Molina Healthcare, Inc.*	9,000	279,000
MWI Veterinary Supply, Inc.*^	6,400	251,456
National Healthcare Corp.^	5,300	249,736
Nighthawk Radiology Holdings, Inc.*^	16,200	116,964
Odyssey HealthCare, Inc.*^	20,300	206,045
Owens & Minor, Inc.	28,700	1,391,950
PharMerica Corp.*^	19,503	438,622
Providence Service Corp.*^	6,600	64,680
PSS World Medical, Inc.*^	38,500	750,750
Psychiatric Solutions, Inc.*^	34,400	1,305,480
RehabCare Group, Inc.*	11,400	206,340
Res-Care, Inc.*^	15,400	279,356
Skilled Healthcare Group, Inc., Class A*^	15,600	247,884
Sun Healthcare Group, Inc.*^	27,100	397,286
Sunrise Senior Living, Inc.*^	27,880	384,465
Triple-S Management Corp., Class B*^	14,400	234,576
Universal American Financial Corp.*^	38,900	474,191
Virtual Radiologic Corp.*	2,200	17,952

		21,849,745

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	41,200	512,528
Eclipsys Corp.*^	33,200	695,540
MedAssets, Inc.*	12,500	215,000
Omnicell, Inc.*	26,300	345,845

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Phase Forward, Inc.*^	31,600	$660,756

		2,429,669

Life Sciences Tools & Services (1.4%)
Affymetrix, Inc.*^	54,700	423,378
Albany Molecular Research, Inc.*	14,500	262,305
AMAG Pharmaceuticals, Inc.*^	9,917	384,085
Bio-Rad Laboratories, Inc., Class A*	13,600	1,348,032
Bruker Corp.*	40,400	538,532
Dionex Corp.*	11,400	724,470
Enzo Biochem, Inc.*^	20,000	219,600
eResearchTechnology, Inc.*^	26,625	317,104
Exelixis, Inc.*^	69,200	420,736
Kendle International, Inc.*^	7,200	321,912
Luminex Corp.*	21,800	545,218
Medivation, Inc.*^	16,100	426,006
Nektar Therapeutics*	57,000	204,630
PAREXEL International Corp.*	35,800	1,026,028
PharmaNet Development Group, Inc.*^	12,000	86,640
Sequenom, Inc.*^	35,800	952,996
Varian, Inc.*	22,100	948,090

		9,149,762

Pharmaceuticals (1.5%)
Acura Pharmaceuticals, Inc.*^	23,500	165,205
Akorn, Inc.*^	54,300	278,559
Alpharma, Inc., Class A*^	34,700	1,280,083
Auxilium Pharmaceuticals, Inc.*^	26,000	842,400
Biodel, Inc.*^	11,400	38,190
Caraco Pharmaceutical Laboratories Ltd.*	15,900	198,909
Cypress Bioscience, Inc.*^	25,900	190,365
Discovery Laboratories, Inc.*	9,400	17,578
Durect Corp.*	51,700	289,520
KV Pharmaceutical Co., Class A*^	27,700	629,067
Medicines Co.*	35,900	833,598
Medicis Pharmaceutical Corp., Class A^	39,000	581,490
Pain Therapeutics, Inc.*	21,700	212,009
Par Pharmaceutical Cos., Inc.*^	21,000	258,090
Pozen, Inc.*	20,400	214,404
Salix Pharmaceuticals Ltd.*	34,000	217,940
Sciele Pharma, Inc.*^	21,800	671,222
Sucampo Pharmaceuticals, Inc., Class A*^	19,300	164,629
Valeant Pharmaceuticals International*^	43,300	886,351
ViroPharma, Inc.*^	43,400	569,408
Vivus, Inc.*	37,600	298,544
XenoPort, Inc.*	17,300	838,877

		9,676,438

Total Health Care		93,127,568

Industrials (15.8%)
Aerospace & Defense (1.7%)
AAR Corp.*^	28,650	475,303
Aerovironment, Inc.*	7,200	230,040
American Science & Engineering, Inc.^	5,600	334,488
Argon ST, Inc.*	8,100	190,269
Axsys Technologies, Inc.*	5,400	318,276
Ceradyne, Inc.*	19,650	720,369
Cubic Corp.	9,700	238,523
Curtiss-Wright Corp.	27,800	1,263,510
DynCorp International, Inc., Class A*^	19,200	$321,792
Esterline Technologies Corp.*	18,000	712,620
GenCorp, Inc.*^	35,400	238,596
HEICO Corp.^	13,800	452,916
Hexcel Corp.*^	60,600	829,614
Ladish Co., Inc.*^	8,100	164,025
Moog, Inc., Class A*^	26,459	1,134,562
Orbital Sciences Corp.*^	36,200	867,714
Stanley, Inc.*^	6,200	228,842
Taser International, Inc.*^	49,700	355,355
Teledyne Technologies, Inc.*	21,968	1,255,691
TransDigm Group, Inc.*^	20,600	705,138
Triumph Group, Inc.^	9,100	415,961

		11,453,604

Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc.*	10,600	427,286
Dynamex, Inc.*^	10,400	295,984
Forward Air Corp.	22,450	611,314
Hub Group, Inc., Class A*	22,900	862,185
Pacer International, Inc.	19,800	326,106

		2,522,875

Airlines (0.5%)
AirTran Holdings, Inc.*^	50,300	122,229
Alaska Air Group, Inc.*^	31,200	636,168
Allegiant Travel Co.*^	10,800	381,456
JetBlue Airways Corp.*^	127,700	632,115
Republic Airways Holdings, Inc.*	19,000	193,610
SkyWest, Inc.	33,500	535,330
U.S. Airways Group, Inc.*^	58,200	350,946
UAL Corp.^	78,100	686,499

		3,538,353

Building Products (0.6%)
AAON, Inc.	10,400	189,176
Ameron International Corp.^	7,200	515,880
Apogee Enterprises, Inc.	24,000	360,720
China Architectural Engineering, Inc.*	23,300	165,197
Gibraltar Industries, Inc.^	16,700	312,457
Griffon Corp.*^	22,600	203,852
Insteel Industries, Inc.^	15,500	210,645
NCI Building Systems, Inc.*^	14,700	466,725
Quanex Building Products Corp.	20,650	314,706
Simpson Manufacturing Co., Inc.^	23,500	636,615
Universal Forest Products, Inc.	13,250	462,558

		3,838,531

Commercial Services & Supplies (2.9%)
ABM Industries, Inc.^	31,400	685,776
ACCO Brands Corp.*^	43,200	325,728
American Ecology Corp.	8,300	229,661
American Reprographics Co.*	22,600	389,850
Amrep Corp.*	2,300	97,543
Bowne & Co., Inc.^	18,500	213,675
Casella Waste Systems, Inc., Class A*^	21,400	251,236
Cenveo, Inc.*^	40,950	314,905
Clean Harbors, Inc.*	12,300	830,865
Comfort Systems USA, Inc.	22,800	304,608
Consolidated Graphics, Inc.*	5,900	178,947
Cornell Cos., Inc.*	7,700	209,286
Deluxe Corp.	41,600	598,624
EnergySolutions, Inc.	18,840	188,400
EnerNOC, Inc.*^	8,400	86,856
Ennis, Inc.^	19,750	305,335

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Fuel Tech, Inc.*^	7,000	$126,630
G&K Services, Inc., Class A	13,600	449,480
GEO Group, Inc.*	30,700	620,447
GeoEye, Inc.*	12,500	276,625
Healthcare Services Group, Inc.^	32,175	588,481
Herman Miller, Inc.^	33,583	821,776
HNI Corp.^	27,600	699,384
ICT Group, Inc.*	14,500	116,725
IKON Office Solutions, Inc.	47,700	811,377
Innerworkings, Inc.*^	19,600	217,364
Interface, Inc., Class A	30,500	346,785
Kimball International, Inc., Class B^	16,400	177,120
Knoll, Inc.^	39,783	601,519
M&F Worldwide Corp.*^	9,600	384,000
McGrath RentCorp^	15,300	440,946
Metalico, Inc.*^	15,000	88,500
Mine Safety Appliances Co.^	22,100	842,452
Mobile Mini, Inc.*^	20,400	394,332
PeopleSupport, Inc.*^	25,400	296,926
Rollins, Inc.^	25,762	488,963
Schawk, Inc.^	15,800	238,896
Standard Parking Corp.*^	9,600	213,312
Standard Register Co.^	16,600	163,510
Sykes Enterprises, Inc.*^	18,300	401,868
Team, Inc.*^	11,700	422,604
Tetra Tech, Inc.*^	36,515	878,551
United Stationers, Inc.*	14,700	703,101
Viad Corp.	12,500	359,875
Waste Connections, Inc.*	39,775	1,364,282
Waste Services, Inc.*^	44,599	330,479

		19,077,605

Construction & Engineering (0.8%)
Dycom Industries, Inc.*	34,033	443,110
EMCOR Group, Inc.*^	42,100	1,108,072
Furmanite Corp.*^	23,000	237,820
Granite Construction, Inc.	20,600	737,892
Great Lakes Dredge & Dock Corp.^	28,500	179,835
Insituform Technologies, Inc., Class A*^	21,400	320,144
Layne Christensen Co.*	11,100	393,273
MasTec, Inc.*	26,700	354,843
Northwest Pipe Co.*^	5,700	248,634
Orion Marine Group, Inc.*	17,800	186,722
Perini Corp.*	21,300	549,327
Pike Electric Corp.*^	11,900	175,287

		4,934,959

Electrical Equipment (2.1%)
A.O. Smith Corp.^	15,650	613,323
Acuity Brands, Inc.	24,325	1,015,812
American Superconductor Corp.*^	29,800	702,386
AZZ, Inc.*^	6,500	268,905
Baldor Electric Co.^	28,674	826,098
Belden, Inc.	32,500	1,033,175
Brady Corp., Class A^	31,700	1,118,376
Capstone Turbine Corp.*^	90,400	116,616
Encore Wire Corp.^	11,300	204,643
Ener1, Inc.*^	30,100	235,081
Energy Conversion Devices, Inc.*^	28,500	1,660,125
EnerSys*	17,100	337,041
Evergreen Solar, Inc.*^	75,600	417,312
Franklin Electric Co., Inc.	14,200	632,610
FuelCell Energy, Inc.*	42,600	256,878
Fushi Copperweld, Inc.*^	9,000	87,210
GrafTech International Ltd.*	64,100	$968,551
II-VI, Inc.*	13,200	510,312
Medis Technologies Ltd.*^	7,500	13,500
Orion Energy Systems, Inc.*	400	2,244
Plug Power, Inc.*	88,300	87,417
Polypore International, Inc.*^	9,900	212,949
Powell Industries, Inc.*^	4,600	187,726
Power-One, Inc.*	11,300	16,385
Regal-Beloit Corp.	20,300	863,156
Valence Technology, Inc.*^	57,700	199,065
Vicor Corp.^	20,200	179,376
Woodward Governor Co.	36,500	1,287,355

		14,053,627

Industrial Conglomerates (0.3%)
Otter Tail Corp.^	18,700	574,651
Raven Industries, Inc.^	11,500	452,525
Seaboard Corp.^	300	377,100
Standex International Corp.^	9,700	269,175
Tredegar Corp.	14,900	265,071

		1,938,522

Machinery (3.3%)
Actuant Corp., Class A^	35,300	890,972
Alamo Group, Inc.^	8,900	151,745
Albany International Corp., Class A^	16,350	446,845
Altra Holdings, Inc.*	16,400	242,064
American Railcar Industries, Inc.^	10,900	174,836
Ampco-Pittsburgh Corp.^	7,800	202,020
Astec Industries, Inc.*^	15,100	465,533
Badger Meter, Inc.	7,900	370,905
Barnes Group, Inc.^	30,220	611,048
Blount International, Inc.*	21,200	235,956
Briggs & Stratton Corp.^	27,550	445,759
Cascade Corp.^	9,400	411,814
Chart Industries, Inc.*^	17,600	502,656
CIRCOR International, Inc.	13,100	568,933
Clarcor, Inc.^	31,900	1,210,605
Colfax Corp.*	13,400	223,914
Columbus McKinnon Corp.*	10,500	247,485
Dynamic Materials Corp.^	7,200	167,112
EnPro Industries, Inc.*	13,100	486,796
ESCO Technologies, Inc.*^	15,804	761,279
Federal Signal Corp.^	27,300	374,010
Flow International Corp.*	23,500	119,380
Force Protection, Inc.*^	54,500	146,060
FreightCar America, Inc.^	7,400	216,598
Gehl Co.*^	9,400	276,642
Gorman-Rupp Co.^	8,000	301,760
Graham Corp.^	3,100	167,710
Greenbrier Cos., Inc.	10,400	202,904
Hurco Cos., Inc.*^	7,400	218,818
Kadant, Inc.*^	8,700	198,099
Kaydon Corp.^	15,800	711,948
K-Tron International, Inc.*^	1,500	193,245
L.B. Foster Co., Class A*	5,900	179,478
Lindsay Corp.^	7,100	516,525
Met-Pro Corp.^	15,000	218,850
Middleby Corp.*^	10,500	570,255
Mueller Industries, Inc.	26,100	600,561
Mueller Water Products, Inc., Class A^	87,400	784,852
NACCO Industries, Inc., Class A	3,100	293,012
NN, Inc.	15,000	192,750
Nordson Corp.^	20,900	1,026,399

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
PMFG, Inc.*^	9,400	$136,206
RBC Bearings, Inc.*	11,800	397,542
Robbins & Myers, Inc.	15,700	485,601
Sauer-Danfoss, Inc.^	6,900	170,361
Sun Hydraulics Corp.^	11,700	304,668
Tecumseh Products Co., Class A*^	10,600	265,424
Tennant Co.^	9,600	328,896
Thermadyne Holdings Corp.*^	13,800	230,046
Titan International, Inc.^	24,000	511,680
Titan Machinery, Inc.*^	7,800	162,318
Trimas Corp.*	40,000	262,400
TurboChef Technologies, Inc.*	9,400	57,810
Twin Disc, Inc.^	14,400	198,144
Wabtec Corp.^	28,786	1,474,707
Watts Water Technologies, Inc., Class A^	17,500	478,625
Xerium Technologies, Inc.^	27,000	173,880

		21,966,441

Marine (0.3%)
American Commercial Lines, Inc.*^	22,200	236,208
Eagle Bulk Shipping, Inc.^	33,300	464,202
Genco Shipping & Trading Ltd.^	14,100	468,684
Horizon Lines, Inc., Class A^	29,900	295,113
TBS International Ltd., Class A*	6,500	87,490
Ultrapetrol Bahamas Ltd.*	15,000	117,750

		1,669,447

Professional Services (1.5%)
Administaff, Inc.^	12,700	345,694
Advisory Board Co.*^	13,400	404,144
CBIZ, Inc.*^	27,800	234,910
CDI Corp.^	8,300	185,339
COMSYS IT Partners, Inc.*	8,600	83,592
CoStar Group, Inc.*^	15,400	699,006
CRA International, Inc.*	8,400	230,832
Duff & Phelps Corp., Class A*	12,200	256,566
Exponent, Inc.*	9,200	304,428
First Advantage Corp., Class A*^	11,700	164,385
Heidrick & Struggles International, Inc.^	10,300	310,545
Hill International, Inc.*^	14,500	200,825
Hudson Highland Group, Inc.*	20,200	140,390
Huron Consulting Group, Inc.*^	12,500	712,250
Kelly Services, Inc., Class A^	16,300	310,515
Kforce, Inc.*	20,100	205,221
Korn/Ferry International*^	34,192	609,301
MPS Group, Inc.*^	58,467	589,347
Navigant Consulting, Inc.*	28,200	560,898
Odyssey Marine Exploration, Inc.*^	11,600	52,664
Resources Connection, Inc.*^	28,300	637,599
School Specialty, Inc.*^	16,900	527,111
Spherion Corp.*	32,080	156,230
TrueBlue, Inc.*^	24,500	395,920
Volt Information Sciences, Inc.*^	4,500	40,410
Watson Wyatt Worldwide, Inc., Class A	27,000	1,342,710

		9,700,832

Road & Rail (0.7%)
Amerco, Inc.*	8,400	352,212
Arkansas Best Corp.^	16,028	539,983
Dollar Thrifty Automotive Group, Inc.*^	17,700	34,161
Genesee & Wyoming, Inc., Class A*^	17,925	672,546
Heartland Express, Inc.	34,712	538,730
Knight Transportation, Inc.	41,409	$702,711
Marten Transport Ltd.*	10,600	206,806
Old Dominion Freight Line, Inc.*^	17,850	505,869
Universal Truckload Services, Inc.*^	8,900	216,804
Werner Enterprises, Inc.^	26,900	583,999
YRC Worldwide, Inc.*^	35,500	424,580

		4,778,401

Trading Companies & Distributors (0.7%)
Aircastle Ltd.^	29,000	287,390
Applied Industrial Technologies, Inc.	24,900	670,557
Beacon Roofing Supply, Inc.*	27,500	429,550
DXP Enterprises, Inc.*	4,700	250,557
Houston Wire & Cable Co.	13,500	231,795
Interline Brands, Inc.*^	20,100	325,821
Kaman Corp.	19,400	552,512
Lawson Products, Inc.	8,200	226,730
RSC Holdings, Inc.*^	29,500	335,120
Rush Enterprises, Inc., Class A*^	26,550	339,840
TAL International Group, Inc.^	9,000	187,380
Textainer Group Holdings Ltd.^	10,800	164,052
Watsco, Inc.^	16,500	829,620

		4,830,924

Total Industrials		104,304,121

Information Technology (16.5%)
Communications Equipment (2.5%)
3Com Corp.*	280,500	653,565
Acme Packet, Inc.*^	29,100	166,743
ADTRAN, Inc.^	33,500	652,915
Anaren, Inc.*^	10,908	110,716
Arris Group, Inc.*^	87,300	674,829
Aruba Networks, Inc.*^	18,300	93,879
Avanex Corp.*^	2,400	11,232
Avocent Corp.*	27,800	568,788
Bel Fuse, Inc., Class B^	8,600	244,842
BigBand Networks, Inc.*	21,600	79,704
Black Box Corp.	10,900	376,377
Blue Coat Systems, Inc.*^	22,200	315,018
Comtech Telecommunications Corp.*	16,325	803,843
DG FastChannel, Inc.*^	12,400	271,808
EMS Technologies, Inc.*	9,700	216,407
Emulex Corp.*	49,400	527,098
Extreme Networks, Inc.*	72,200	243,314
Finisar Corp.*^	271,483	274,198
Foundry Networks, Inc.*	91,800	1,671,678
Harmonic, Inc.*^	50,600	427,570
Harris Stratex Networks, Inc., Class A*^	24,375	190,369
Hughes Communications, Inc.*^	6,500	238,550
Infinera Corp.*	57,600	550,656
InterDigital, Inc.*^	28,200	678,210
Ixia*^	27,800	204,886
MRV Communications, Inc.*	39,800	46,566
NETGEAR, Inc.*^	24,400	366,000
Neutral Tandem, Inc.*	10,700	198,378
Nextwave Wireless, Inc.*^	35,700	21,420
Oplink Communications, Inc.*^	2,800	33,796
Opnext, Inc.*^	41,900	192,321
Orbcomm, Inc.*^	22,000	108,460
Plantronics, Inc	36,200	815,224
Polycom, Inc.*^	59,400	1,373,922
Powerwave Technologies, Inc.*	104,300	413,028
Riverbed Technology, Inc.*^	34,800	435,696

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
SeaChange International, Inc.*^	1,000	$9,660
ShoreTel, Inc.*^	12,300	70,602
Sonus Networks, Inc.*^	126,600	364,608
Starent Networks Corp.*^	18,500	239,390
Sycamore Networks, Inc.*^	152,400	492,252
Symmetricom, Inc.*^	39,300	195,321
Tekelec*	43,600	609,964
Utstarcom, Inc.*^	61,100	205,907
ViaSat, Inc.*^	15,700	370,206

		16,809,916

Computers & Peripherals (1.0%)
3PAR, Inc.*	26,600	171,570
Adaptec, Inc.*^	85,400	280,112
Avid Technology, Inc.*	22,967	552,586
Compellent Technologies, Inc.*	20,500	254,200
Cray, Inc.*^	12,200	63,196
Data Domain, Inc.*^	20,500	456,535
Electronics for Imaging, Inc.*	39,300	547,449
Hutchinson Technology, Inc.*^	18,800	217,704
Imation Corp.^	22,700	512,793
Immersion Corp.*^	7,100	41,322
Intermec, Inc.*	33,800	663,832
Intevac, Inc.*^	8,900	94,696
Isilon Systems, Inc.*^	33,300	146,853
Netezza Corp.*	24,500	259,945
Novatel Wireless, Inc.*^	24,000	145,440
Palm, Inc.^	82,800	494,316
Quantum Corp.*	96,236	101,048
Rackable Systems, Inc.*	16,900	165,789
Rimage Corp.*	10,300	143,788
STEC, Inc.*^	19,100	147,070
Stratasys, Inc.*	12,800	223,616
Synaptics, Inc.*^	21,075	636,886

		6,320,746

Electronic Equipment, Instruments & Components (2.1%)
Agilysys, Inc.^	23,350	235,602
Anixter International, Inc.*^	18,300	1,089,033
Benchmark Electronics, Inc.*^	41,875	589,600
Brightpoint, Inc.*^	31,000	223,200
Checkpoint Systems, Inc.*^	33,200	624,824
China Security & Surveillance Technology, Inc.*^	16,700	231,796
Cogent, Inc.*^	29,200	298,424
Cognex Corp.	30,300	610,848
Coherent, Inc.*	14,700	522,585
Comverge, Inc.*^	3,500	16,100
CTS Corp.^	20,400	260,712
Daktronics, Inc	20,400	339,864
DTS, Inc*^	13,100	364,573
Echelon Corp.*	12,600	124,488
Electro Rent Corp.^	15,300	205,479
Electro Scientific Industries, Inc.*^	16,800	238,896
FARO Technologies, Inc.*	10,400	211,848
ICx Technologies, Inc.*^	10,300	79,413
Insight Enterprises, Inc.*^	38,100	510,921
IPG Photonics Corp.*^	11,900	232,169
L-1 Identity Solutions, Inc.*	51,066	780,288
Littelfuse, Inc.*	18,500	550,005
Measurement Specialties, Inc.*^	5,900	102,896
Mercury Computer Systems, Inc.*^	11,300	100,570
Methode Electronics, Inc.	23,600	210,984
MTS Systems Corp.^	9,900	416,790
Multi-Fineline Electronix, Inc.*	10,950	161,950
Newport Corp.*^	19,200	$206,976
OSI Systems, Inc.*^	8,600	202,186
Park Electrochemical Corp.	12,600	305,424
Plexus Corp.*^	26,300	544,410
Rofin-Sinar Technologies, Inc.*^	18,400	563,224
Rogers Corp.*	9,800	362,404
Sanmina-SCI Corp.*	329,600	461,440
Scansource, Inc.*^	21,100	607,469
SMART Modular Technologies (WWH), Inc.*^	6,600	19,800
SYNNEX Corp.*^	10,800	241,272
Technitrol, Inc.	26,900	397,851
TTM Technologies, Inc.*	24,500	243,040
Universal Display Corp.*^	18,000	197,280

		13,686,634

Internet Software & Services (2.1%)
Ariba, Inc.*^	62,712	886,121
Art Technology Group, Inc.*	80,000	281,600
AsiaInfo Holdings, Inc.*	21,500	197,370
Bankrate, Inc.*^	6,500	252,915
comScore, Inc.*^	11,200	197,456
Constant Contact, Inc.*^	12,600	215,082
DealerTrack Holdings, Inc.*^	26,700	449,628
Dice Holdings, Inc.*^	25,400	180,340
Digital River, Inc.*^	23,100	748,440
DivX, Inc.*	22,400	144,928
EarthLink, Inc.*^	81,400	691,900
Greenfield Online, Inc.*	16,300	283,620
GSI Commerce, Inc.*^	14,600	226,008
Infospace, Inc.^	21,700	235,445
Internap Network Services Corp.*^	30,900	107,532
Internet Capital Group, Inc.*	19,900	161,389
Interwoven, Inc.*	28,300	399,596
j2 Global Communications, Inc.*^	27,600	644,460
Knot, Inc.*^	21,900	182,865
Liquidity Services, Inc.*	17,300	187,705
LoopNet, Inc.*	18,200	178,906
Marchex, Inc., Class B^	20,100	206,829
MercadoLibre, Inc.*^	15,800	321,530
ModusLink Global Solutions, Inc.*	30,300	291,183
NIC, Inc.^	41,400	285,660
Omniture, Inc.*^	38,696	710,459
Perficient, Inc.*^	23,500	156,040
RealNetworks, Inc.*^	53,600	272,288
S1 Corp.*	39,700	242,964
SAVVIS, Inc.*^	23,300	313,152
SonicWALL, Inc.*	35,700	187,068
Switch & Data Facilities Co., Inc.*^	12,700	158,115
TechTarget, Inc.*	22,900	160,300
Terremark Worldwide, Inc.*^	40,710	279,678
United Online, Inc.^	54,183	509,862
ValueClick, Inc.*	60,850	622,495
Vignette Corp.*	22,080	237,139
VistaPrint Ltd.*	27,900	916,236
Vocus, Inc.*^	10,000	339,600
Websense, Inc.*^	35,300	788,955

		13,852,859

IT Services (1.9%)
Acxiom Corp.	37,900	475,266
BearingPoint, Inc.*^	161,400	83,928
CACI International, Inc., Class A*	18,700	936,870
Cass Information Systems, Inc.	5,800	207,930
CIBER, Inc.*	43,500	304,065

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
CSG Systems International, Inc.*	21,700	$380,401
CyberSource Corp.*	40,400	650,844
Euronet Worldwide, Inc.*^	39,000	652,470
ExlService Holdings, Inc.*	18,100	158,918
Forrester Research, Inc.*	9,600	281,472
Gartner, Inc.*^	38,289	868,395
Gevity HR, Inc.^	19,600	142,688
Global Cash Access Holdings, Inc.* .	36,100	182,666
Heartland Payment Systems, Inc.	15,200	388,512
iGATE Corp.*	25,800	223,686
Integral Systems, Inc.*^	12,696	263,696
ManTech International Corp., Class A*	14,100	835,989
Mastech Holdings, Inc.*	1,720	13,072
MAXIMUS, Inc.	11,600	427,344
Ness Technologies, Inc.*	26,400	302,808
Online Resources Corp.*	12,900	100,233
Perot Systems Corp., Class A*	53,700	931,695
RightNow Technologies, Inc.*	21,950	275,911
Sapient Corp.*	49,700	369,271
SI International, Inc.*	9,100	273,455
SRA International, Inc., Class A*	33,100	749,053
Syntel, Inc.^	8,000	196,000
TeleTech Holdings, Inc.*	33,500	416,740
TNS, Inc.*^	15,200	294,424
VeriFone Holdings, Inc.*	42,400	701,296
Wright Express Corp.*	24,500	731,325

		12,820,423

Semiconductors & Semiconductor Equipment (3.0%)
Actel Corp.*	15,700	195,936
Advanced Analogic Technologies, Inc.*	11,700	54,405
Advanced Energy Industries, Inc.*	20,300	277,704
Amkor Technology, Inc.*^	67,700	431,249
ANADIGICS, Inc.*^	36,000	101,160
Applied Micro Circuits Corp.*^	37,700	225,446
Atheros Communications, Inc.*^	42,700	1,006,866
ATMI, Inc.*^	19,920	358,162
AuthenTec, Inc.*	5,900	12,685
Axcelis Technologies, Inc.*	57,900	98,430
Brooks Automation, Inc.*^	60,702	507,469
Cabot Microelectronics Corp.*^	18,600	596,688
Cavium Networks, Inc.*^	18,800	264,704
Cirrus Logic, Inc.*	50,800	276,860
Cohu, Inc.	14,300	226,226
Cymer, Inc.*^	18,800	476,204
Diodes, Inc.*^	18,075	333,484
DSP Group, Inc.*	22,800	174,420
Eagle Test Systems, Inc.*	14,400	220,464
Emcore Corp.*^	45,600	225,264
Entegris, Inc.*	63,835	308,961
Entropic Communications, Inc.*	13,100	18,471
Exar Corp.*^	27,797	212,925
FEI Co.*^	22,644	539,154
FormFactor, Inc.*^	35,200	613,184
Hittite Microwave Corp.*^	12,100	406,560
IXYS Corp.*	16,900	153,621
Kulicke & Soffa Industries, Inc.*	44,700	201,597
Lattice Semiconductor Corp.*	91,900	189,314
LTX-Credence Corp.*^	30,900	53,766
Micrel, Inc.	30,900	280,263
Microsemi Corp.*^	48,872	1,245,258
Microtune, Inc.*	32,100	86,028
MIPS Technologies, Inc.*	28,100	$98,631
MKS Instruments, Inc.*	30,900	615,219
Monolithic Power Systems, Inc.*^	20,800	361,296
Netlogic Microsystems, Inc.*^	13,200	399,168
OmniVision Technologies, Inc.*	44,000	502,040
Pericom Semiconductor Corp.*	13,700	143,850
Photronics, Inc.*	30,000	56,400
PMC-Sierra, Inc.*	135,800	1,007,636
Power Integrations, Inc.*^	18,900	455,490
RF Micro Devices, Inc.*^	202,261	590,602
Rubicon Technology, Inc.*	4,500	32,490
Semitool, Inc.*^	23,500	192,230
Semtech Corp.*^	36,300	506,748
Sigma Designs, Inc.*^	16,500	234,630
Silicon Image, Inc.*	45,500	242,970
Silicon Storage Technology, Inc.*	64,500	210,270
SiRF Technology Holdings, Inc.*^	42,500	63,325
Skyworks Solutions, Inc.*^	115,000	961,400
Spansion, Inc., Class A*^	104,400	161,820
Standard Microsystems Corp.*	16,500	412,170
Supertex, Inc.*^	8,200	230,912
Tessera Technologies, Inc.*	27,700	452,618
Trident Microsystems, Inc.*^	38,700	92,880
TriQuint Semiconductor, Inc.*^	100,400	480,916
Ultratech, Inc.*	14,500	175,450
Veeco Instruments, Inc.*	17,800	263,618
Volterra Semiconductor Corp.*^	15,700	199,861
Zoran Corp.*	39,700	323,952

		19,841,520

Software (3.9%)
ACI Worldwide, Inc.*^	21,200	371,424
Advent Software, Inc.*^	13,900	489,697
Blackbaud, Inc.	35,198	649,403
Blackboard, Inc.*^	22,900	922,641
Bottomline Technologies, Inc.*^	9,900	102,960
Commvault Systems, Inc.*^	23,800	286,790
Concur Technologies, Inc.*^	29,200	1,117,192
Deltek, Inc.*	21,600	131,328
Ebix, Inc.*^	2,400	225,504
Epicor Software Corp.*^	36,100	284,829
EPIQ Systems, Inc.*^	22,000	299,200
Fair Isaac Corp.^	30,200	696,110
FalconStor Software, Inc.*^	23,700	127,032
Informatica Corp.*	61,700	801,483
Jack Henry & Associates, Inc.^	45,500	925,015
JDA Software Group, Inc.*	16,000	243,360
Kenexa Corp.*^	14,000	221,060
Lawson Software, Inc.*^	104,200	729,400
Macrovision Solutions Corp.*	51,203	787,502
Manhattan Associates, Inc.*	14,800	330,632
Mentor Graphics Corp.*	56,400	640,140
Micros Systems, Inc.*	52,300	1,394,318
MicroStrategy, Inc., Class A*^	6,900	410,757
Monotype Imaging Holdings, Inc.*	17,000	189,210
MSC.Software Corp.*	24,400	261,080
Net 1 UEPS Technologies, Inc.*^	25,500	569,415
NetScout Systems, Inc.*^	18,300	194,712
NetSuite, Inc.*^	9,900	178,398
OpenTV Corp., Class A*^	143,200	201,912
Parametric Technology Corp.*	72,740	1,338,416
Pegasystems, Inc.^	15,200	196,232
Progress Software Corp.*	27,800	722,522
QAD, Inc.^	25,700	177,844

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Quality Systems, Inc.^	10,900	$460,634
Quest Software, Inc.*	55,400	703,026
Radiant Systems, Inc.*^	16,100	139,909
Renaissance Learning, Inc.	16,300	211,737
Secure Computing Corp.*	33,575	183,991
Smith Micro Software, Inc.*^	22,900	162,590
Solera Holdings, Inc.*^	32,000	919,040
Sonic Solutions, Inc.*^	7,800	34,320
SPSS, Inc.*	10,600	311,216
SuccessFactors, Inc.*^	17,400	189,660
Sybase, Inc.*^	50,060	1,532,837
Symyx Technologies, Inc.*^	16,272	161,256
Synchronoss Technologies, Inc.*^	14,700	138,327
Take-Two Interactive Software, Inc.*	47,700	782,280
Taleo Corp., Class A*	14,000	278,460
THQ, Inc.*	41,425	498,757
TIBCO Software, Inc.*	106,200	777,384
TiVo, Inc.*	77,990	570,887
Tyler Technologies, Inc.*^	21,700	329,189
Ultimate Software Group, Inc.*^	18,900	510,300
VASCO Data Security International, Inc.*	16,300	168,868
Wind River Systems, Inc.*^	43,000	430,000

		25,712,186

Total Information Technology		109,044,284

Materials (4.0%)
Chemicals (2.1%)
A. Schulman, Inc.	16,800	332,304
American Vanguard Corp.^	16,500	248,820
Arch Chemicals, Inc.	19,400	684,820
Balchem Corp.	11,200	298,704
Calgon Carbon Corp.*	24,500	498,820
Ferro Corp.	34,600	695,460
Flotek Industries, Inc.*^	13,100	144,100
H.B. Fuller Co.	32,800	684,536
Hercules, Inc.	69,200	1,369,468
Innophos Holdings, Inc.	6,500	158,470
Innospec, Inc.	14,500	174,870
Koppers Holdings, Inc.^	11,600	433,956
LSB Industries, Inc.*^	10,800	149,580
Minerals Technologies, Inc.	13,700	813,232
NewMarket Corp.^	9,600	504,576
NL Industries, Inc.^	20,800	213,616
Olin Corp.	51,832	1,005,541
OM Group, Inc.*^	18,100	407,250
PolyOne Corp.*	55,200	356,040
Quaker Chemical Corp.^	6,600	187,836
Rockwood Holdings, Inc.*	27,920	716,427
Sensient Technologies Corp.	36,600	1,029,558
ShengdaTech, Inc.*^	26,600	186,200
Solutia, Inc.*	60,244	843,416
Spartech Corp.^	19,000	188,100
Stepan Co.^	4,700	256,479
W.R. Grace & Co.*^	44,800	677,376
Westlake Chemical Corp.	12,300	258,669
Zep, Inc.	16,962	299,210
Zoltek Cos., Inc.*^	14,400	246,384

		14,063,818

Construction Materials (0.2%)
Headwaters, Inc.*^	26,100	348,435
Texas Industries, Inc.^	17,100	698,706
United States Lime & Minerals, Inc.*^	4,700	$180,997

		1,228,138

Containers & Packaging (0.3%)
Graphic Packaging Holding Co.*^	89,700	224,250
Myers Industries, Inc.	17,900	225,719
Rock-Tenn Co., Class A	24,300	971,514
Silgan Holdings, Inc.	16,600	848,094

		2,269,577

Metals & Mining (1.0%)
A.M. Castle & Co.^	10,200	176,256
AMCOL International Corp.^	20,500	640,830
Apex Silver Mines Ltd.*^	46,900	80,668
Brush Engineered Materials, Inc.*^	11,600	215,412
Coeur d’Alene Mines Corp.*^	342,100	523,413
Compass Minerals International, Inc.	20,100	1,053,039
General Moly, Inc.*^	38,900	169,215
General Steel Holdings, Inc.*^	16,000	114,240
Haynes International, Inc.*	9,200	430,836
Hecla Mining Co.*^	79,100	370,188
Horsehead Holding Corp.*	21,700	128,030
Kaiser Aluminum Corp.	12,000	515,400
Olympic Steel, Inc.^	5,600	165,144
Royal Gold, Inc.	16,900	607,724
RTI International Metals, Inc.*^	16,200	316,872
Stillwater Mining Co.*^	24,200	140,602
Worthington Industries, Inc.^	39,900	596,106

		6,243,975

Paper & Forest Products (0.4%)
AbitibiBowater, Inc.*^	36,160	139,939
Buckeye Technologies, Inc.*	30,400	248,976
Deltic Timber Corp.^	7,500	477,300
Glatfelter^	35,900	486,086
Louisiana-Pacific Corp.^	64,100	596,130
Neenah Paper, Inc.^	11,300	223,740
Schweitzer-Mauduit International, Inc.^	12,100	229,779
Wausau Paper Corp.^	27,400	277,562

		2,679,512

Total Materials		26,485,020

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.0%)
Alaska Communications Systems Group, Inc.^	34,700	424,381
Atlantic Tele-Network, Inc.	7,000	196,000
Cbeyond, Inc.*^	14,900	214,411
Cincinnati Bell, Inc.*	150,900	466,281
Cogent Communications Group, Inc.*^	40,000	308,800
Consolidated Communications Holdings, Inc.^	14,400	217,152
FairPoint Communications, Inc.^	51,900	449,973
General Communication, Inc., Class A*	41,150	381,049
Global Crossing Ltd.*^	19,300	292,588
Globalstar, Inc.*	37,900	64,430
Hungarian Telephone & Cable Corp.*^	9,500	189,050
Iowa Telecommunications Services, Inc.^	19,900	371,732
NTELOS Holdings Corp.	22,800	613,092
PAETEC Holding Corp.*^	76,730	164,970
Premiere Global Services, Inc.*	34,400	483,664

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Shenandoah Telecommunications Co.^	14,600	$322,222
tw telecom, Inc.*	90,050	935,619
Vonage Holdings Corp.*^	136,200	137,562

		6,232,976

Wireless Telecommunication Services (0.2%)
Centennial Communications Corp.*	41,800	260,832
FiberTower Corp.*	24,100	33,258
ICO Global Communications Holdings Ltd.*	91,100	99,299
iPCS, Inc.*^	10,700	238,289
Syniverse Holdings, Inc.*	31,900	529,859
TerreStar Corp.*^	50,300	50,300
USA Mobility, Inc.*	18,500	203,500
Virgin Mobile USA, Inc., Class A*	3,300	9,702

		1,425,039

Total Telecommunication Services		7,658,015

Utilities (3.5%)
Electric Utilities (1.5%)
ALLETE, Inc.^	16,300	725,350
Central Vermont Public Service Corp.	8,600	201,584
Cleco Corp.^	41,600	1,050,400
El Paso Electric Co.*	27,800	583,800
Empire District Electric Co.^	19,500	416,325
IDACORP, Inc.^	31,500	916,335
ITC Holdings Corp.	30,650	1,586,750
MGE Energy, Inc.^	17,000	604,350
Portland General Electric Co.	38,783	917,606
UIL Holdings Corp.	17,600	604,208
Unisource Energy Corp.	27,300	796,887
Westar Energy, Inc.^	65,117	1,500,296

		9,903,891

Gas Utilities (1.2%)
EnergySouth, Inc.^	4,500	276,435
Laclede Group, Inc.	15,600	756,444
New Jersey Resources Corp.	26,525	951,982
Nicor, Inc.^	26,800	1,188,580
Northwest Natural Gas Co.^	16,400	852,800
Piedmont Natural Gas Co.^	42,733	1,365,747
South Jersey Industries, Inc.^	18,500	660,450
Southwest Gas Corp.^	26,900	813,994
WGL Holdings, Inc.^	30,700	996,215

		7,862,647

Independent Power Producers & Energy Traders (0.1%)
Ormat Technologies, Inc.^	11,100	403,263

Multi-Utilities (0.5%)
Avista Corp.	32,900	714,259
Black Hills Corp.	26,100	810,927
CH Energy Group, Inc.^	8,800	383,416
NorthWestern Corp.	28,697	721,156
PNM Resources, Inc.^	43,750	448,000

		3,077,758

Water Utilities (0.2%)
American States Water Co.^	9,500	365,750
California Water Service Group^	14,000	539,000
Consolidated Water Co., Inc.^	9,400	159,988
SJW Corp.^	10,900	326,673
Southwest Water Co.^	18,100	$230,775

		1,622,186

Total Utilities		22,869,745

Total Common Stocks (98.8%) (Cost $722,536,450)		651,304,730

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)
Industrial Conglomerates (0.0%)
Griffon Corp., expired*†^	22,600	—

Total Industrials		—

Information Technology (0.0%)
Semiconductors & Semiconductor Equipment (0.0%)
Micrel, Inc., expiring 3/24/09*†	30,900	—

Total Information Technology		—

Total Rights (—%) (Cost $—)		—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (0.3%)
U.S. Treasury Bills
0.64%, 11/28/08 #(p)^	$1,455,000	1,453,476

Short-Term Investments of Cash Collateral for Securities Loaned (29.6%)
Banco de Sabadell S.A.
2.84%, 4/23/09 (l)	5,000,000	5,000,000
Bank of Montreal/Chicago
2.83%, 3/12/09 (l)	15,000,000	15,000,000
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	60,245,004	60,245,004
Barton Capital Corp.
6.25%, 10/1/08	6,998,785	6,998,785
Bear Stearns Cos., Inc.
7.13%, 3/23/09 (l)	5,000,000	5,000,000
Calyon/New York
2.12%, 10/1/08 (l)	9,999,521	9,999,521
Comerica Bank
2.81%, 1/12/09 (l)	5,000,574	5,000,574
3.07%, 6/19/09 (l)	5,000,349	5,000,349
Gemini Securitization Corp.
6.50%, 10/1/08	6,998,736	6,998,736
Liberty Street Funding Co.
7.25%, 10/1/08	6,998,590	6,998,590
Links Finance LLC
2.12%, 6/22/09 (l)	14,997,207	14,997,207
Market Street Funding Corp.
7.50%, 10/1/08	6,998,542	6,998,542
Monumental Global Funding II
2.15%, 3/26/10 (l)	3,000,000	3,000,000
2.18%, 5/26/10 (l)	2,000,000	2,000,000
Newport Funding Corp.
6.50%, 10/1/08	7,998,556	7,998,556
Pricoa Global Funding I
2.16%, 12/15/09 (l)	7,000,000	7,000,000

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Tango Finance Corp.
2.13%, 6/25/09 (l)	$9,997,292	$9,997,292
Ticonderoga Funding LLC
6.50%, 10/1/08	6,998,736	6,998,736
Wells Fargo & Co.
7.13%, 8/3/09 (l)	10,000,000	10,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		195,231,892

Time Deposit (0.9%)
JPMorgan Chase Nassau
0.58%, 10/1/08	6,018,506	6,018,506

Total Short-Term Investments (30.8%) (Cost/Amortized Cost $202,701,556)		202,703,874

Total Investments (129.6%) (Cost/Amortized Cost $925,238,006)		854,008,604
Other Assets Less Liabilities (-29.6%)		(195,005,107)

Net Assets (100%)		$659,003,497

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.0% of net assets) at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

At September 30, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2008	Unrealized Depreciation
Russell 2000 E-Mini Index	75	December-08	$5,210,760	$5,088,000	$(122,760)

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$651,304,730	$202,703,874	$—	$854,008,604
Other Investments*	—	—	—	—

Total	$651,304,730	$202,703,874	$—	$854,008,604

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	122,760	—	—	122,760

Total	$122,760	$—	$—	$122,760

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/08	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$—	$—

The unrealized gains/losses listed above may include securities that had a zero Market Value when transferred in, or may include securities whose Cost and Market Value were zero; these securities therefore appear to have no dollar activity during the period.

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$215,007,625
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$268,137,281

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,768,085
Aggregate gross unrealized depreciation	(152,174,454)

Net unrealized depreciation	$(73,406,369)

Federal income tax cost of investments	$927,414,973

At September 30, 2008, the Portfolio had loaned securities with a total value of $196,392,567. This was secured by collateral of $195,231,892 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $641,212, which the Portfolio cannot repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.0%)
Hotels, Restaurants & Leisure (2.4%)
International Game Technology	139,600	$2,398,328
Las Vegas Sands Corp.*^	64,700	2,336,317
Yum! Brands, Inc.	189,900	6,192,639

		10,927,284

Internet & Catalog Retail (2.8%)
Amazon.com, Inc.*	139,100	10,120,916
Expedia, Inc.*	139,512	2,108,026
priceline.com, Inc.*	14,200	971,706

		13,200,648

Media (2.9%)
McGraw-Hill Cos., Inc.	289,800	9,160,578
Naspers Ltd., Class N	44,700	884,006
Shaw Communications, Inc., Class B	158,500	3,222,305

		13,266,889

Multiline Retail (0.2%)
Lojas Renner S.A.	85,000	991,198

Textiles, Apparel & Luxury Goods (0.7%)
NIKE, Inc., Class B	50,200	3,358,380

Total Consumer Discretionary		41,744,399

Consumer Staples (7.5%)
Beverages (2.4%)
Coca-Cola Co.	75,300	3,981,864
PepsiCo, Inc.	98,100	6,991,587

		10,973,451

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	85,200	5,532,036
CVS Caremark Corp.	99,000	3,332,340
SYSCO Corp.	89,200	2,750,036

		11,614,412

Food Products (1.2%)
Groupe Danone S.A.	44,719	3,168,772
Nestle S.A. (Registered)	56,850	2,458,880

		5,627,652

Household Products (1.4%)
Procter & Gamble Co.	97,400	6,787,806

Total Consumer Staples		35,003,321

Energy (10.5%)
Energy Equipment & Services (5.6%)
Baker Hughes, Inc.	67,000	4,056,180
Cameron International Corp.*	61,700	2,377,918
Schlumberger Ltd.	185,500	14,485,695
Smith International, Inc.	85,800	5,031,312

		25,951,105

Oil, Gas & Consumable Fuels (4.9%)
Chevron Corp.	32,100	2,647,608
EOG Resources, Inc.	40,600	3,632,076
Exxon Mobil Corp.	99,000	7,688,340
Petroleo Brasileiro S.A. (ADR)	135,100	5,055,442
Suncor Energy, Inc.	24,600	1,036,644
Total S.A.	41,921	$2,529,131

		22,589,241

Total Energy		48,540,346

Financials (4.6%)
Capital Markets (2.9%)
BlackRock, Inc.	8,300	1,614,350
Franklin Resources, Inc.	37,500	3,304,875
Goldman Sachs Group, Inc.	26,400	3,379,200
Northern Trust Corp.	27,300	1,971,060
State Street Corp.	54,100	3,077,208

		13,346,693

Diversified Financial Services (1.0%)
BM&F Bovespa S.A.	478,245	2,106,098
Moody’s Corp.^	83,500	2,839,000

		4,945,098

Insurance (0.7%)
Assurant, Inc.	58,000	3,190,000

Total Financials		21,481,791

Health Care (22.2%)
Biotechnology (4.4%)
Amgen, Inc.*	11,000	651,970
Celgene Corp.*	37,500	2,373,000
Genentech, Inc.*	91,100	8,078,748
Gilead Sciences, Inc.*	208,700	9,512,546

		20,616,264

Health Care Equipment & Supplies (7.6%)
Alcon, Inc.	27,300	4,409,223
Baxter International, Inc.	47,300	3,104,299
Becton, Dickinson & Co.	50,500	4,053,130
Covidien Ltd.	101,700	5,467,392
Dentsply International, Inc.	39,100	1,467,814
Intuitive Surgical, Inc.*	5,300	1,277,194
Medtronic, Inc.	154,900	7,760,490
St. Jude Medical, Inc.*	70,100	3,048,649
Stryker Corp.	72,000	4,485,600

		35,073,791

Health Care Providers & Services (7.7%)
Aetna, Inc.	164,200	5,929,262
CIGNA Corp.	112,800	3,832,944
Express Scripts, Inc.*	64,400	4,754,008
Humana, Inc.*	63,900	2,632,680
McKesson Corp.	56,900	3,061,789
Medco Health Solutions, Inc.*	184,400	8,298,000
WellPoint, Inc.*	152,900	7,151,133

		35,659,816

Pharmaceuticals (2.5%)
Allergan, Inc.	90,000	4,635,000
Elan Corp. plc (ADR)*	180,500	1,925,935

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Wyeth	141,100	$5,212,234

		11,773,169

Total Health Care		103,123,040

Industrials (6.4%)
Aerospace & Defense (0.5%)
General Dynamics Corp.	29,200	2,149,704

Air Freight & Logistics (0.5%)
Expeditors International of Washington, Inc.	67,800	2,362,152

Construction & Engineering (0.2%)
Foster Wheeler Ltd.*	31,600	1,141,076

Industrial Conglomerates (0.3%)
McDermott International, Inc.*	49,000	1,251,950

Machinery (4.2%)
Danaher Corp.	211,900	14,705,860
Deere & Co.	66,100	3,271,950
Joy Global, Inc.	28,500	1,286,490

		19,264,300

Road & Rail (0.7%)
Union Pacific Corp.	46,200	3,287,592

Total Industrials		29,456,774

Information Technology (25.1%)
Communications Equipment (3.8%)
Cisco Systems, Inc.*	284,200	6,411,552
Juniper Networks, Inc.*	146,700	3,090,969
QUALCOMM, Inc.	169,700	7,292,009
Research In Motion Ltd.*	13,000	887,900

		17,682,430

Computers & Peripherals (3.5%)
Apple, Inc.*	107,800	12,252,548
Dell, Inc.*	141,300	2,328,624
EMC Corp.*	129,500	1,548,820

		16,129,992

Electronic Equipment, Instruments & Components (0.7%)
Dolby Laboratories, Inc., Class A*	75,200	2,646,288
Hon Hai Precision Industry Co., Ltd. (GDR)(m)	85,231	600,744

		3,247,032

Internet Software & Services (5.2%)
Google, Inc., Class A*	39,100	15,660,332
Tencent Holdings Ltd.	421,800	3,038,697
VeriSign, Inc.*	207,500	5,411,600

		24,110,629

IT Services (4.9%)
Accenture Ltd., Class A	182,800	6,946,400
Automatic Data Processing, Inc.	151,300	6,468,075
Fiserv, Inc.*	42,500	2,011,100
Mastercard, Inc., Class A	6,400	1,134,912
Redecard S.A.	109,600	1,365,032
Visa, Inc., Class A	11,100	681,429
Western Union Co.	173,400	4,277,778

		22,884,726

Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.	121,200	2,270,076
Marvell Technology Group Ltd.*	392,300	$3,648,390

		5,918,466

Software (5.7%)
Autodesk, Inc.*	106,700	3,579,785
Electronic Arts, Inc.*	73,200	2,707,668
McAfee, Inc.*	69,200	2,350,032
Microsoft Corp.	448,000	11,957,120
Nintendo Co., Ltd.	11,600	4,828,906
Salesforce.com, Inc.*	21,200	1,026,080

		26,449,591

Total Information Technology		116,422,866

Materials (5.0%)
Chemicals (3.3%)
Monsanto Co.	79,800	7,898,604
Potash Corp. of Saskatchewan, Inc	16,600	2,191,366
Praxair, Inc.	73,100	5,244,194

		15,334,164

Metals & Mining (1.7%)
BHP Billiton Ltd.	135,300	3,476,398
Freeport-McMoRan Copper & Gold, Inc.	35,300	2,006,805
Kinross Gold Corp.	152,200	2,453,464

		7,936,667

Total Materials		23,270,831

Telecommunication Services (5.5%)
Diversified Telecommunication Services (0.3%)
Vimpel-Communications (ADR)	70,300	1,427,090

Wireless Telecommunication Services (5.2%)
America Movil S.A.B. de C.V. (ADR)	48,600	2,253,096
American Tower Corp., Class A*	188,400	6,776,748
Crown Castle International Corp.*	288,400	8,354,948
Leap Wireless International, Inc.*^	66,422	2,530,678
MetroPCS Communications, Inc.*	125,200	1,751,548
Mobile Telesystems OJSC (ADR)	42,700	2,391,627

		24,058,645

Total Telecommunication Services		25,485,735

Utilities (0.6%)
Independent Power Producers & Energy Traders (0.6%)
AES Corp.*	218,500	2,554,265

Total Utilities		2,554,265

Total Common Stocks (96.4%) (Cost $526,530,860)		447,083,368

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (0.7%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$3,221,686	3,221,686

Time Deposit (3.2%)
JPMorgan Chase Nassau
0.58%, 10/1/08	14,865,884	14,865,884

Total Short-Term Investments (3.9%) (Amortized Cost $18,087,570)		18,087,570

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Total Investments (100.3%) (Cost/Amortized Cost $544,618,430)		$465,170,938
Other Assets Less Liabilities (-0.3%)		(1,423,356)

Net Assets (100%)		$463,747,582

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities
•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$426,097,834	$39,073,104	$—	$465,170,938
Other Investments*	—	—	—	—

Total	$426,097,834	$39,073,104	$—	$465,170,938

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$235,428,889
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$217,134,103

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,444,693
Aggregate gross unrealized depreciation	(97,043,267)

Net unrealized depreciation	$(79,598,574)

Federal income tax cost of investments	$544,769,512

At September 30, 2008, the Portfolio had loaned securities with a total value of $3,226,385. This was secured by collateral of $3,221,686 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $2,799 as brokerage commissions with Exane S.A. and $2,424 with Sanford C. Bernstein & Co., Inc, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $54,506,854 of which $36,616,290 expires in the year 2011, and $17,890,564 expires in the year 2012.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.6%)
Auto Components (0.7%)
Compagnie Generale des Etablissements Michelin, Class B	19,550	$1,282,662
NGK Spark Plug Co., Ltd.	9,000	87,708
NOK Corp.	279,302	3,125,956

		4,496,326

Automobiles (3.4%)
Bayerische Motoren Werke (BMW) AG	136,860	5,338,116
Harley-Davidson, Inc.	109,860	4,097,778
Hyundai Motor Co.	70,096	4,422,316
Peugeot S.A.	47,250	1,794,381
Toyota Motor Corp.	139,600	5,927,018

		21,579,609

Hotels, Restaurants & Leisure (0.6%)
Accor S.A.	41,830	2,246,333
Compass Group plc	209,510	1,304,473

		3,550,806

Internet & Catalog Retail (0.5%)
Expedia, Inc.*	194,080	2,932,549

Media (9.9%)
British Sky Broadcasting Group plc	270,480	2,011,430
Comcast Corp., Class A	20,940	411,052
Comcast Corp., Special Class A	513,640	10,128,981
Focus Media Holding Ltd. (ADR)*^	108,810	3,102,173
News Corp., Class A	861,260	10,326,507
Pearson plc	539,330	5,828,562
Reed Elsevier N.V.	385,487	5,746,447
Time Warner, Inc.	854,580	11,203,544
Viacom, Inc., Class B*	198,180	4,922,791
Vivendi S.A.	261,150	8,172,179
Yell Group plc	69,398	96,778

		61,950,444

Multiline Retail (0.2%)
Target Corp.	27,380	1,342,989

Specialty Retail (1.3%)
Chico’s FAS, Inc.*	500,000	2,735,000
Kingfisher plc	1,831,260	4,342,262
USS Co., Ltd.	20,800	1,335,850

		8,413,112

Total Consumer Discretionary		104,265,835

Consumer Staples (1.7%)
Food & Staples Retailing (0.7%)
Tesco plc	597,810	4,157,442

Food Products (1.0%)
Nestle S.A. (Registered)	92,620	4,006,006
Premier Foods plc	1,893,680	2,543,678

		6,549,684

Total Consumer Staples		10,707,126

Energy (7.7%)
Energy Equipment & Services (0.8%)
Aker Solutions ASA	148,890	2,386,291
SBM Offshore N.V.	111,854	$2,408,467

		4,794,758

Oil, Gas & Consumable Fuels (6.9%)
BP plc	1,072,010	8,924,255
El Paso Corp.	396,090	5,054,108
ENI S.p.A.	284,402	7,506,815
Gazprom OAO (ADR)	93,700	2,932,810
Royal Dutch Shell plc, Class B	308,099	8,740,605
Total S.A.	170,900	10,310,548

		43,469,141

Total Energy		48,263,899

Financials (12.0%)
Capital Markets (0.3%)
UBS AG (Registered)*	120,000	2,074,479

Commercial Banks (5.8%)
HSBC Holdings plc	624,928	9,863,227
ICICI Bank Ltd. (ADR)	59,290	1,394,501
Intesa Sanpaolo S.p.A.	1,151,905	6,287,964
KB Financial Group, Inc. (ADR)*	60,000	2,741,400
Mega Financial Holding Co., Ltd.	3,346,000	1,529,728
Mitsubishi UFJ Financial Group, Inc.	315,900	2,738,422
Royal Bank of Scotland Group plc	1,210,511	4,009,860
Shinsei Bank Ltd.	314,000	960,307
Sumitomo Mitsui Financial Group, Inc.	419	2,624,982
UniCredit S.p.A.	1,109,877	4,099,728

		36,250,119

Consumer Finance (0.4%)
Aiful Corp.^	125,650	979,266
American Express Co.	46,580	1,650,329

		2,629,595

Diversified Financial Services (1.3%)
Bank of America Corp.	45,230	1,583,050
ING Groep N.V. (CVA)	304,220	6,617,751

		8,200,801

Insurance (3.7%)
ACE Ltd.	50,360	2,725,987
American International Group, Inc.	253,920	845,554
Aviva plc	771,060	6,706,249
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	14,010	2,115,062
Old Mutual plc	1,299,000	1,816,193
Progressive Corp.	265,720	4,623,528
Standard Life plc(b)	314,150	1,358,223
Torchmark Corp.	46,620	2,787,876

		22,978,672

Real Estate Management & Development (0.5%)
Cheung Kong Holdings Ltd.	139,000	1,576,655
Swire Pacific Ltd., Class A	190,000	1,674,721

		3,251,376

Total Financials		75,385,042

Health Care (15.4%)
Biotechnology (2.7%)
Amgen, Inc.*	279,790	16,583,153

Health Care Equipment & Supplies (3.0%)
Boston Scientific Corp.*	671,450	8,238,692
Covidien Ltd.	165,720	8,909,107

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Olympus Corp.	46,000	$1,344,915

		18,492,714

Health Care Providers & Services (1.1%)
Quest Diagnostics, Inc.	134,280	6,938,248

Pharmaceuticals (8.6%)
Abbott Laboratories, Inc.	33,890	1,951,386
Bristol-Myers Squibb Co.	63,900	1,332,315
GlaxoSmithKline plc	537,160	11,605,012
Merck & Co., Inc.	125,080	3,947,525
Merck KGaA	39,550	4,245,887
Novartis AG (Registered)	195,320	10,216,286
Pfizer, Inc.	610,410	11,255,960
Sanofi-Aventis S.A.	146,490	9,628,992

		54,183,363

Total Health Care		96,197,478

Industrials (13.6%)
Aerospace & Defense (0.4%)
BAE Systems plc	212,800	1,561,755
Empresa Brasileira de Aeronautica S.A. (ADR)^	23,460	633,655

		2,195,410

Air Freight & Logistics (3.8%)
Deutsche Post AG (Registered)	294,000	6,201,510
FedEx Corp.	93,460	7,387,079
United Parcel Service, Inc., Class B	158,690	9,980,014

		23,568,603

Building Products (0.5%)
USG Corp.*	128,320	3,284,992

Commercial Services & Supplies (0.9%)
Pitney Bowes, Inc.	133,870	4,452,516
Rentokil Initial plc	1,170,680	1,443,932

		5,896,448

Industrial Conglomerates (5.7%)
General Electric Co.	449,650	11,466,075
Koninklijke Philips Electronics N.V.	201,430	5,515,374
Siemens AG (Registered)	109,860	10,310,842
Tyco International Ltd.	244,150	8,550,133

		35,842,424

Machinery (1.0%)
Ebara Corp.^	1,012,000	2,671,957
Pentair, Inc.	100,670	3,480,162

		6,152,119

Professional Services (1.0%)
Adecco S.A. (Registered)	77,840	3,401,183
Randstad Holding N.V.	102,680	2,714,486

		6,115,669

Trading Companies & Distributors (0.3%)
Wolseley plc	269,700	2,053,984

Total Industrials		85,109,649

Information Technology (16.4%)
Communications Equipment (1.3%)
Cisco Systems, Inc.*	203,850	4,598,856
Telefonaktiebolaget LM Ericsson, Class B	372,940	$3,515,805

		8,114,661

Computers & Peripherals (0.7%)
Seagate Technology	340,330	4,124,800

Electronic Equipment, Instruments & Components (1.8%)
Flextronics International Ltd.*	249,470	1,766,247
Fujifilm Holdings Corp.	100,500	2,604,542
Tyco Electronics Ltd.	244,150	6,753,189

		11,123,978

IT Services (2.4%)
Accenture Ltd., Class A	402,870	15,309,060

Office Electronics (0.5%)
Konica Minolta Holdings, Inc.	279,000	3,215,858

Semiconductors & Semiconductor Equipment (3.5%)
Infineon Technologies AG*	915,620	5,174,412
Samsung Electronics Co., Ltd. (GDR)(m)(b)^	38,750	8,714,017
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	858,895	8,047,846

		21,936,275

Software (6.2%)
Microsoft Corp.	492,560	13,146,426
Oracle Corp.*	700,340	14,223,906
SAP AG	216,800	11,641,729

		39,012,061

Total Information Technology		102,836,693

Materials (1.2%)
Construction Materials (0.4%)
CRH plc (Dublin Exchange)	77,989	1,697,254
CRH plc (Turquoise Exchange)	30,910	666,802

		2,364,056

Paper & Forest Products (0.8%)
International Paper Co.	40,000	1,047,200
Stora Enso Oyj, Class R	78,530	774,465
Svenska Cellulosa AB, Class B	175,570	1,860,424
UPM-Kymmene Oyj	78,530	1,235,093

		4,917,182

Total Materials		7,281,238

Telecommunication Services (6.9%)
Diversified Telecommunication Services (4.2%)
France Telecom S.A.	291,260	8,156,437
Singapore Telecommunications Ltd.	3,295,000	7,541,215
Telefonica S.A.	206,503	4,936,533
Telekom Austria AG	292,070	5,147,175
Telenor ASA	47,364	582,316

		26,363,676

Wireless Telecommunication Services (2.7%)
Sprint Nextel Corp.	976,670	5,957,687
Turkcell Iletisim Hizmet A/S (ADR)	188,310	2,822,767
Vodafone Group plc	3,670,810	8,109,546

		16,890,000

Total Telecommunication Services		43,253,676

Total Common Stocks (91.5%) (Cost $767,634,683)		573,300,636

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (4.9%)
Federal Home Loan Bank
0.10%, 10/1/08 (p)(o)	$30,000,000	$29,999,916

Short-Term Investment of Cash Collateral for Securities Loaned (0.8%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	5,255,073	5,255,073

Time Deposits (7.3%)
Dresdner Bank
5.00%, 10/1/08	30,000,000	30,000,000
JPMorgan Chase Nassau
0.58%, 10/1/08	141,698	141,698
Royal Bank of Scotland Group plc
6.00%, 10/1/08	15,905,000	15,905,000

Total Time Deposits		46,046,698

Total Short-Term Investments (13.0%) (Cost/Amortized Cost $81,301,771)		81,301,687

Total Investments (104.5%) (Cost/Amortized Cost $848,936,454)		654,602,323
Other Assets Less Liabilities (-4.5%)		(27,891,169)

Net Assets (100%)		$626,711,154

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

CVA — Dutch Certification

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$263,731,503	$390,870,820	$—	$654,602,323
Other Investments*	—	—	—	—

Total	$263,731,503	$390,870,820	$—	$654,602,323

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$241,147,158
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$39,863,491

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,405,361
Aggregate gross unrealized depreciation	(199,739,492)

Net unrealized depreciation	$(194,334,131)

Federal income tax cost of investments	$848,936,454

At September 30, 2008, the Portfolio had loaned securities with a total value of $4,954,924. This was secured by collateral of $5,255,073 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.1%)
Auto Components (2.9%)
BorgWarner, Inc.	60,900	$1,995,693
Johnson Controls, Inc.	91,200	2,766,096

		4,761,789

Hotels, Restaurants & Leisure (3.6%)
Carnival Corp.	67,200	2,375,520
Royal Caribbean Cruises Ltd.	32,400	672,300
Starbucks Corp.*	103,200	1,534,584
Starwood Hotels & Resorts Worldwide, Inc.	43,800	1,232,532

		5,814,936

Household Durables (1.1%)
Fortune Brands, Inc.	30,200	1,732,272

Media (6.0%)
Comcast Corp., Class A	214,700	4,214,561
Interpublic Group of Cos., Inc.*	213,600	1,655,400
News Corp., Class A	157,400	1,887,226
Omnicom Group, Inc.	48,400	1,866,304

		9,623,491

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.*	33,300	833,832

Total Consumer Discretionary		22,766,320

Consumer Staples (2.4%)
Beverages (0.9%)
Constellation Brands, Inc., Class A*	69,800	1,497,908

Food & Staples Retailing (1.5%)
SYSCO Corp.	76,400	2,355,412

Total Consumer Staples		3,853,320

Energy (9.7%)
Energy Equipment & Services (4.2%)
Baker Hughes, Inc.	53,500	3,238,890
Halliburton Co.	108,300	3,507,837

		6,746,727

Oil, Gas & Consumable Fuels (5.5%)
Chevron Corp.	31,300	2,581,624
EOG Resources, Inc.	13,500	1,207,710
Marathon Oil Corp.	46,400	1,849,968
Peabody Energy Corp.	34,900	1,570,500
Sunoco, Inc.	21,100	750,738
Ultra Petroleum Corp.*	17,700	979,518

		8,940,058

Total Energy		15,686,785

Financials (18.5%)
Capital Markets (3.1%)
Bank of New York Mellon Corp.	50,700	1,651,806
Goldman Sachs Group, Inc.	6,600	844,800
Morgan Stanley	108,000	2,484,000

		4,980,606

Commercial Banks (6.5%)
City National Corp./California	17,200	933,960
Fifth Third Bancorp.	178,500	2,124,150
SunTrust Banks, Inc.	48,200	2,168,518
Wells Fargo & Co.	143,600	$5,389,308

		10,615,936

Consumer Finance (1.0%)
Discover Financial Services	114,800	1,586,536

Diversified Financial Services (2.9%)
Citigroup, Inc.	232,300	4,764,473

Insurance (5.0%)
ACE Ltd.	24,000	1,299,120
Aflac, Inc.	55,100	3,237,125
Hartford Financial Services Group, Inc.	29,900	1,225,601
Principal Financial Group, Inc.	52,300	2,274,527

		8,036,373

Total Financials		29,983,924

Health Care (17.3%)
Biotechnology (4.1%)
Amgen, Inc.*	28,400	1,683,268
Cephalon, Inc.*	7,700	596,673
Genzyme Corp.*	53,000	4,287,170

		6,567,111

Health Care Equipment & Supplies (2.5%)
Covidien Ltd.	31,500	1,693,440
Medtronic, Inc.	31,000	1,553,100
Zimmer Holdings, Inc.*	12,600	813,456

		4,059,996

Health Care Providers & Services (2.3%)
DaVita, Inc.*	16,200	923,562
Medco Health Solutions, Inc.*	47,500	2,137,500
UnitedHealth Group, Inc.	28,600	726,154

		3,787,216

Life Sciences Tools & Services (1.4%)
Millipore Corp.*	18,694	1,286,147
Pharmaceutical Product Development, Inc.	22,700	938,645

		2,224,792

Pharmaceuticals (7.0%)
Allergan, Inc.	38,100	1,962,150
Johnson & Johnson	55,400	3,838,112
Schering-Plough Corp.	107,400	1,983,678
Wyeth	95,900	3,542,546

		11,326,486

Total Health Care		27,965,601

Industrials (14.1%)
Air Freight & Logistics (2.2%)
FedEx Corp.	44,900	3,548,896

Airlines (0.5%)
Southwest Airlines Co.	55,100	799,501

Building Products (1.6%)
Masco Corp.	146,200	2,622,828

Industrial Conglomerates (3.4%)
General Electric Co.	216,700	5,525,850

Machinery (4.3%)
Illinois Tool Works, Inc.	77,000	3,422,650
PACCAR, Inc.	58,950	2,251,301

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Pall Corp.	35,200	$1,210,528

		6,884,479

Road & Rail (2.1%)
Burlington Northern Santa Fe Corp.	25,700	2,375,451
Ryder System, Inc.	17,100	1,060,200

		3,435,651

Total Industrials		22,817,205

Information Technology (13.9%)
Computers & Peripherals (2.5%)
Hewlett-Packard Co.	52,000	2,404,480
NetApp, Inc.*	87,900	1,602,417

		4,006,897

Semiconductors & Semiconductor Equipment (6.5%)
Analog Devices, Inc.	99,400	2,619,190
Broadcom Corp., Class A*	49,800	927,774
Intel Corp.	275,600	5,161,988
Xilinx, Inc.	79,000	1,852,550

		10,561,502

Software (4.9%)
Intuit, Inc.*	67,300	2,127,353
Microsoft Corp.	154,900	4,134,281
Symantec Corp.*	28,334	554,780
VMware, Inc., Class A*^	40,300	1,073,592

		7,890,006

Total Information Technology		22,458,405

Telecommunication Services (3.0%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	86,400	2,412,288

Wireless Telecommunication Services (1.5%)
Sprint Nextel Corp.	411,434	2,509,747

Total Telecommunication Services		4,922,035

Utilities (5.0%)
Electric Utilities (3.4%)
American Electric Power Co., Inc.	41,100	1,521,933
Exelon Corp.	52,200	3,268,764
Pepco Holdings, Inc.	32,100	735,411

		5,526,108

Multi-Utilities (1.6%)
NiSource, Inc.	39,200	578,592
Sempra Energy	39,000	1,968,330

		2,546,922

Total Utilities		8,073,030

Total Common Stocks (98.0%) (Cost $181,844,200)		158,526,625

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (1.0%)
S&P 500 Depositary Receipts Trust (Cost $1,749,940)	14,000	1,623,860

	Princiapl Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (0.5%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$789,125	$789,125

Time Deposit (1.5%)
JPMorgan Chase Nassau
0.58%, 10/1/08	2,410,354	2,410,354

Total Short-Term Investments (2.0%) (Amortized Cost $3,199,479)		3,199,479

Total Investments (101.0%) (Cost/Amortized Cost $186,793,619)		163,349,964
Other Assets Less Liabilities (-1.0%)		(1,595,759)

Net Assets (100%)		$161,754,205

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1- Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$160,150,485	$3,199,479	$—	$163,349,964
Other Investments*	—	—	—	—

Total	$160,150,485	$3,199,479	$—	$163,349,964

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$88,932,042
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$103,541,144

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,861,669
Aggregate gross unrealized depreciation	(33,348,468)

Net unrealized depreciation	$(23,486,799)

Federal income tax cost of investments	$186,836,763

At September 30, 2008, the Portfolio had loaned securities with a total value of $785,880. This was secured by collateral of $789,125 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $4,373 as brokerage commissions with Sanford UBS AG, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $5,281,512 which expires in the year 2011.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.7%)
Internet & Catalog Retail (1.2%)
Liberty Media Corp., Interactive, Class A*	241,475	$3,117,442

Media (13.7%)
Comcast Corp., Class A	586,850	11,519,866

Liberty Media Corp., Entertainment Series, Class A*	159,820	3,990,705
News Corp., Class B	206,100	2,504,115
Time Warner, Inc.	702,800	9,213,708
Viacom, Inc., Class B*	343,528	8,533,236

		35,761,630

Multiline Retail (1.3%)
J.C. Penney Co., Inc.	50,000	1,667,000
Macy’s, Inc.	100,700	1,810,586

		3,477,586

Specialty Retail (1.5%)
Home Depot, Inc.	67,200	1,739,808
Lowe’s Cos., Inc.	92,100	2,181,849

		3,921,657

Total Consumer Discretionary		46,278,315

Consumer Staples (17.6%)
Beverages (2.8%)
Coca-Cola Co.	101,900	5,388,472
Dr. Pepper Snapple Group, Inc.*	69,144	1,830,933

		7,219,405

Food & Staples Retailing (4.1%)
CVS Caremark Corp.	70,600	2,376,396
Wal-Mart Stores, Inc.	139,400	8,348,666

		10,725,062

Food Products (7.6%)
Cadbury plc (ADR)	132,792	5,436,505
Kraft Foods, Inc., Class A	251,236	8,227,979
Sara Lee Corp.	102,900	1,299,627
Unilever N.V. (N.Y. Shares)	173,700	4,891,392

		19,855,503

Household Products (1.9%)
Kimberly-Clark Corp.	48,900	3,170,676
Procter & Gamble Co.	24,700	1,721,343

		4,892,019

Tobacco (1.2%)
Altria Group, Inc.	72,900	1,446,336
Philip Morris International, Inc.	34,800	1,673,880

		3,120,216

Total Consumer Staples		45,812,205

Financials (25.0%)
Capital Markets (3.3%)
Bank of New York Mellon Corp.	196,587	6,404,804
Goldman Sachs Group, Inc.	7,000	896,000
Merrill Lynch & Co., Inc.	51,900	1,313,070

		8,613,874

Commercial Banks (2.6%)
Barclays plc (ADR)	10,100	249,470
PNC Financial Services Group, Inc.	6,600	493,020
U.S. Bancorp	53,100	1,912,662
Wells Fargo & Co.	110,200	$4,135,806

		6,790,958

Diversified Financial Services (10.4%)
Bank of America Corp.	323,200	11,312,000
Citigroup, Inc.	384,600	7,888,146
JPMorgan Chase & Co.	169,900	7,934,330

		27,134,476

Insurance (8.7%)
Aflac, Inc.	18,200	1,069,250
Berkshire Hathaway, Inc., Class B*	500	2,197,500
Chubb Corp.	183,780	10,089,522
Genworth Financial, Inc., Class A	54,900	472,689
Hartford Financial Services Group, Inc.	66,000	2,705,340
MetLife, Inc.	56,600	3,169,600
Travelers Cos., Inc.	68,400	3,091,680

		22,795,581

Total Financials		65,334,889

Health Care (13.4%)
Health Care Equipment & Supplies (0.9%)
Boston Scientific Corp.*	184,800	2,267,496

Health Care Providers & Services (2.7%)
Cardinal Health, Inc.	104,000	5,125,120
UnitedHealth Group, Inc.	38,100	967,359
WellPoint, Inc.*	24,100	1,127,157

		7,219,636

Pharmaceuticals (9.8%)
Abbott Laboratories, Inc.	31,700	1,825,286
Bristol-Myers Squibb Co.	341,500	7,120,275
Eli Lilly & Co.	58,100	2,558,143
GlaxoSmithKline plc (ADR)	30,400	1,321,184
Pfizer, Inc.	223,100	4,113,964
Roche Holding AG (ADR)	10,700	827,110
Schering-Plough Corp.	257,900	4,763,413
Wyeth	83,300	3,077,102

		25,606,477

Total Health Care		35,093,609

Industrials (2.2%)
Airlines (1.0%)
Southwest Airlines Co.	180,000	2,611,800

Industrial Conglomerates (1.2%)
General Electric Co.	121,300	3,093,150

Total Industrials		5,704,950

Information Technology (9.3%)
Communications Equipment (0.5%)
Alcatel-Lucent (ADR)*	207,600	797,184
Telefonaktiebolaget LM Ericsson (ADR)	71,000	669,530

		1,466,714

Computers & Peripherals (4.4%)
Dell, Inc.*	150,300	2,476,944
Hewlett-Packard Co.	52,700	2,436,848

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
International Business Machines Corp.	55,700	$6,514,672

		11,428,464

Internet Software & Services (1.9%) eBay, Inc.*	217,500	4,867,650

IT Services (0.8%)
Computer Sciences Corp.*	30,800	1,237,852
Western Union Co.	31,400	774,638

		2,012,490

Semiconductors & Semiconductor Equipment (1.1%)
Intel Corp.	90,100	1,687,573
KLA-Tencor Corp.	39,000	1,234,350

		2,921,923

Software (0.6%)
Microsoft Corp.	56,700	1,513,323

Total Information Technology		24,210,564

Materials (6.4%)
Chemicals (1.7%)
E.I. du Pont de Nemours & Co.	108,359	4,366,868

Metals & Mining (0.3%)
Alcoa, Inc.	30,100	679,658

Paper & Forest Products (4.4%)
International Paper Co.	443,145	11,601,536

Total Materials		16,648,062

Telecommunication Services (5.3%)
Diversified Telecommunication Services (5.3%)
AT&T, Inc.	181,700	5,073,064
Verizon Communications, Inc.	274,300	8,802,287

Total Telecommunication Services		13,875,351

Total Common Stocks (96.9%) (Cost $295,601,104)		252,957,945

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (4.8%)
JPMorgan Chase Nassau 0.58%, 10/1/08
(Amortized Cost $12,621,655)	$12,621,655	12,621,655

Total Investments (101.7%) (Cost/Amortized Cost $308,222,759)		265,579,600
Other Assets Less Liabilities (-1.7%)		(4,370,901)

Net Assets (100%)		$261,208,699

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$252,957,945	$12,621,655	$—	$265,579,600
Other Investments*	—	—	—	—

Total	$252,957,945	$12,621,655	$—	$265,579,600

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$66,953,448
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$63,253,182

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,444,729
Aggregate gross unrealized depreciation	(51,251,573)

Net unrealized depreciation	$(42,806,844)

Federal income tax cost of investments	$308,386,444

For the nine months ended September 30, 2008, the Portfolio incurred approximately $34 as brokerage commissions with BIDS Trading, L.P., $1,210 with Morgan Stanley & Co., Inc. and $1,065 with Sanford C. Bernstein & Co., Inc, affiliated broker/dealers.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Austria (0.6%)
Raiffeisen International Bank Holding AG	167,470	$12,176,056

Bermuda (0.2%)
Central European Media Enterprises Ltd., Class A*	61,743	4,037,992

Brazil (11.8%)
Banco do Brasil S.A.	1,733,781	20,390,992
Banco Itau Holding Financeira S.A. (ADR)	267,600	4,683,000
Cia Vale do Rio Doce (Preference)	21,256	360,801
Cia Vale do Rio Doce (ADR)	2,210,385	39,123,815
Cyrela Brazil Realty S.A.	1,511,485	15,250,676
Gafisa S.A.	730,840	9,294,407
Gafisa S.A. (ADR)	97,211	2,498,323
Lojas Arapua S.A. (Preference)(b)*†	1,248,000	—
NET Servicos de Comunicacao S.A. (Preference)*	1,495,123	12,987,747
PDG Realty S.A. Empreendimentos e Participacoes	480,000	3,329,655
Perdigao S.A.*	800,627	15,167,693
Petroleo Brasileiro S.A. (Preference)	596,942	10,841,513
Petroleo Brasileiro S.A. (Preference) (ADR)	1,521,500	56,934,530
Tam S.A. (ADR)	1,104,911	20,838,621
Unibanco-Uniao de Bancos Brasileiros S.A.	323,152	3,226,595
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	295,105	29,781,997
Usinas Siderurgicas de Minas Gerais S.A.	262,612	5,291,158
Usinas Siderurgicas de Minas Gerais S.A. (Preference)	100,846	2,136,797

		252,138,320

China (10.9%)
Anhui Conch Cement Co., Ltd., Class H*^	1,508,000	5,729,791
BYD Electronic International Co., Ltd.	7,771,500	2,550,877
China Citic Bank,^	12,712,000	5,659,546
China Coal Energy Co., Class H	25,767,000	26,793,777
China Construction Bank Corp., Class H^	50,098,000	33,252,287
China COSCO Holdings Co., Ltd., Class H	6,477,000	5,917,085
China Life Insurance Co., Ltd., Class H^	9,860,000	36,505,282
Datang International Power Generation Co., Ltd., Class H^	10,293,000	5,764,540
Dongfeng Motor Group Co., Ltd., Class H	34,501,000	12,752,372
Focus Media Holding Ltd. (ADR)*	670,600	19,118,806
Industrial & Commercial Bank of China Ltd., Class H^	43,008,000	25,618,391
Maanshan Iron & Steel Co., Ltd., Class H^	24,157,000	7,612,286
PetroChina Co., Ltd., Class H	43,658,000	$46,148,134

		233,423,174

Colombia (0.7%)
Bancolombia S.A. (ADR)	520,221	14,800,287

Czech Republic (1.9%)
CEZ A/S	470,752	28,759,808
Komercni Banka A/S	51,287	11,299,937

		40,059,745

Hong Kong (3.9%)
China Mobile Ltd.^	3,841,500	38,462,844
China Resources Power Holdings Co.	5,404,000	11,697,232
GOME Electrical Appliances Holdings Ltd.^	80,470,000	23,490,455
Shanghai Industrial Holdings Ltd.	4,721,000	10,833,965

		84,484,496

India (9.6%)
ABB Ltd.	2,000	34,232
Axis Bank Ltd.	479,037	7,540,529
Bharat Heavy Electricals Ltd.	558,368	19,290,156
Bharti Airtel Ltd.*	884,400	15,040,256
Deccan Chronicle Holdings Ltd.	2,715,990	4,905,725
Glenmark Pharmaceuticals Ltd.	1,026,100	10,770,983
GVK Power & Infrastructure Ltd.*	5,948,560	3,452,430
HDFC Bank Ltd.	805,605	21,608,880
HDFC Bank Ltd. (ADR)	11,200	951,440
Hindustan Unilever Ltd.	2,566,300	13,914,072
Housing Development Finance Corp.	484,900	22,638,274
India Cements Ltd.	3,167,830	8,524,038
Infosys Technologies Ltd.	699,960	21,147,997
Maruti Suzuki India Ltd.	834,228	12,519,815
Reliance Communications Ltd.	616,000	4,460,246
Reliance Industries Ltd.	563,341	23,804,003
State Bank of India Ltd.	250,300	7,951,441
Tata Consultancy Services Ltd.	356,704	5,125,473
Television Eighteen India Ltd.	766,846	3,066,456

		206,746,446

Indonesia (2.9%)
PT Astra International Tbk	7,577,400	13,571,942
PT Bank Central Asia Tbk	33,075,500	10,916,663
PT Bank Mandiri Persero Tbk	21,588,000	5,999,587
PT Bank Rakyat Indonesia	15,264,500	8,630,156
PT Bumi Resources Tbk	22,398,500	7,411,596
PT Perusahaan Gas Negara	13,370,000	3,051,810
PT Telekomunikasi Indonesia Tbk	16,557,000	12,446,940

		62,028,694

Luxembourg (0.7%)
Millicom International Cellular S.A.	222,161	15,255,796

Malaysia (0.3%)
Sime Darby Bhd	3,119,100	6,014,981

Mexico (6.0%)
America Movil S.A.B. de C.V. (ADR)	1,023,049	47,428,552
Corp. GEO S.A.B. de C.V., Series B*	2,711,773	6,384,872
Desarrolladora Homex S.A.B. de C.V. (ADR)*	218,404	9,657,825
Empresas ICA S.A.B. de C.V.*	2,119,285	6,162,233
Grupo Financiero Banorte S.A.B. de C.V., Class O	5,597,224	17,861,575
Grupo Televisa S.A. (ADR)	802,800	17,557,236

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Urbi Desarrollos Urbanos S.A. de C.V.*	2,743,416	$6,404,189
Wal-Mart de Mexico S.A.B. de C.V., Series V	4,823,602	16,892,420
Wal-Mart de Mexico S.A.B. de C.V., Series V (ADR)	7,297	254,360

		128,603,262

Nigeria (0.3%)
Guaranty Trust Bank plc (GDR)†	979,356	6,855,492

Oman (0.0%)
Bank Muscat SAOG	309	918

Panama (0.9%)
Copa Holdings S.A., Class A	587,784	19,102,980

Poland (4.6%)
Bank Pekao S.A.	373,406	27,027,110
Bank Zachodni WBK S.A.	156,892	10,073,556
Budimex S.A.*	87,468	2,610,252
Getin Holding S.A.*	2,009,337	7,623,395
KGHM Polska Miedz S.A.	128,515	2,702,733
PBG S.A.*	71,737	6,925,189
Polimex Mostostal S.A.	2,882,060	5,452,147
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,469,436	26,992,114
Telekomunikacja Polska S.A.	879,542	8,415,166

		97,821,662

Qatar (0.6%)
Commercial Bank of Qatar (GDR)*	2,550,481	13,858,282

Russia (8.2%)
Gazprom OAO (Chi-X Alt TS Exchange) (ADR)	327,600	10,527,643
Gazprom OAO (OTC Exchange) (ADR)	1,149,581	35,981,885
JSC RusHydro*	222,774,500	6,794,622
LUKOIL (Chi-X Alt TS Exchange) (ADR)	13,100	788,646
LUKOIL OAO (OTC Exchange) (ADR)	961,373	57,201,694
Novolipetsk Steel OJSC (GDR)	138,488	2,592,113
Rosneft Oil Co. (GDR)	4,313,687	29,723,634
TMK OAO (GDR)(m)^	498,789	12,483,026
Vimpel-Communications OJSC (ADR)	514,040	10,435,012
X 5 Retail Group N.V. (GDR)*	389,065	8,508,707

		175,036,982

South Africa (5.7%)
Massmart Holdings Ltd.	1,334,040	12,155,751
Mr Price Group Ltd.	2,875,301	8,018,887
MTN Group Ltd.	2,590,341	36,684,855
Murray & Roberts Holdings Ltd.	907,656	11,085,885
Naspers Ltd., Class N	947,600	18,740,147
Raubex Group Ltd.	2,313,744	8,601,936
Sasol Ltd.	474,952	20,176,778
Tiger Brands Ltd.	143,549	2,477,214
Woolworths Holdings Ltd.	3,438,816	4,872,130

		122,813,583

South Korea (11.4%)
Amorepacific Corp.	12,072	6,524,210
Cheil Industries, Inc.	233,790	10,278,563
Cheil Worldwide, Inc.	42,339	7,952,465
Hyundai Development Co.	275,130	$10,361,232
Hyundai Motor Co.	483,711	30,517,048
Kookmin Bank†	191,060	7,764,608
LG Chem Ltd.	211,310	16,647,177
LG Electronics, Inc.	157,834	14,708,601
NHN Corp.*	105,048	13,543,907
POSCO	27,420	10,135,391
Samsung Electronics Co., Ltd.	105,697	48,670,744
Samsung Electronics Co., Ltd. (Preference)	31,835	10,095,405
Samsung Fire & Marine Insurance Co., Ltd.	69,912	12,268,254
Shinhan Financial Group Co., Ltd.	454,826	16,398,563
Shinsegae Co., Ltd.	3,214	1,515,344
SSCP Co., Ltd.*	374,703	3,283,305
STX Pan Ocean Co., Ltd.	6,112,500	8,823,034
Woongjin Coway Co., Ltd.	617,798	15,595,920

		245,083,771

Taiwan (7.7%)
Acer, Inc.	6,880,475	11,748,862
Asustek Computer, Inc.	8,368,435	16,613,908
Cathay Financial Holding Co., Ltd.	10,172,750	14,264,041
China Steel Corp.	5,443,460	5,346,319
Chinatrust Financial Holding Co., Ltd.	17,224,560	9,254,326
Chunghwa Telecom Co., Ltd.*	4,782,000	11,197,674
First Financial Holding Co., Ltd.	12,298,908	7,748,261
Formosa Plastics Corp.	1,953,000	3,187,202
Hon Hai Precision Industry Co., Ltd.	7,420,000	26,400,338
HTC Corp.	555,700	8,637,385
Taiwan Cement Corp.	3,522,210	2,089,637
Taiwan Fertilizer Co., Ltd.	2,068,000	3,896,393
Taiwan Semiconductor Manufacturing Co., Ltd.	18,726,223	30,789,953
Yang Ming Marine Transport Corp.	5,204,736	1,827,872
Yuanta Financial Holding Co., Ltd.	22,806,000	12,680,568

		165,682,739

Thailand (1.4%)
Advanced Info Service PCL (Foreign)	44,300	105,320
Advanced Info Service PCL (NVDR)	1,750,100	4,203,262
Bangkok Bank PCL (NVDR)	1,885,500	5,790,288
Kasikornbank PCL (NVDR)	3,573,900	6,675,116
PTT Exploration & Production PCL (Foreign)	1,257,000	4,714,678
PTT PCL (Foreign)	447,400	3,012,617
Siam Commercial Bank PCL (Foreign)	2,539,800	5,138,107

		29,639,388

Turkey (4.6%)
Akbank TAS	3,920,234	20,046,174
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,247,900	12,852,424
Asya Katilim Bankasi A/S*	3,488,092	5,506,422
Haci Omer Sabanci Hoding A/S	2,168,116	8,174,207
Tekfen Holding A/S	2,320,581	12,886,856
Turkcell Iletisim Hizmet A/S	1,192,514	7,319,914
Turkiye Garanti Bankasi A/S*	9,207,627	21,953,949
Turkiye Is Bankasi A/S, Class C	2,461,234	10,276,642

		99,016,588

Total Common Stocks (94.9%) (Cost $2,627,214,395)		2,034,681,634

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.1%)
ANZ National Bank Ltd.
2.11%, 3/6/09 (l)	$3,999,655	$3,999,655
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	42,180,438	42,180,438
Barton Capital Corp.
6.25%, 10/1/08	4,999,132	4,999,132
Beta Finance, Inc.
2.13%, 2/17/09 (l)	5,998,926	5,998,926
CC USA, Inc.
2.13%, 2/12/09 (l)	9,998,208	9,998,208
Comerica Bank
3.07%, 6/19/09 (l)	4,000,279	4,000,279
Five Finance, Inc.
2.13%, 2/23/09 (l)	4,999,257	4,999,257
Goldman Sachs Group, Inc.
7.10%, 12/23/08 (l)	5,000,238	5,000,238
Liberty Street Funding Co.
7.25%, 10/1/08	4,998,993	4,998,993
Links Finance LLC
2.12%, 6/22/09 (l)	4,999,069	4,999,069
Market Street Funding Corp.
7.50%, 10/1/08	4,998,958	4,998,958
Monumental Global Funding II
2.15%, 3/26/10 (l)	4,000,000	4,000,000
Newport Funding Corp.
6.50%, 10/1/08	4,999,097	4,999,097
Ticonderoga Funding LLC
6.50%, 10/1/08	4,999,097	4,999,097

Total Short-Term Investments of Cash Collateral for Securities Loaned		110,171,347

Total Short-Term Investments (5.1%) (Amortized Cost $110,171,347)		110,171,347

Total Investments (100.0%) (Cost/Amortized Cost $2,737,385,742)		2,144,852,981
Other Assets Less Liabilities (0.0%)		(836,287)

Net Assets (100%)		$2,144,016,694

Market Sector Diversification
As a Percentage of Total Net Assets

Consumer Discretionary		13.4%
Consumer Staples		4.2
Energy		16.2
Financials
Commercial Banks	21.1
Diversified Financial Services	1.0
Insurance	3.0
Thrifts & Mortgage Finance	1.1
Total Financials		26.2
Health Care		0.5
Industrials		7.3
Information Technology		9.0
Materials		5.5
Telecommunication Services		9.8
Utilities		2.8
Cash and Other		5.1

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $14,620,100 or 0.7% of net assets) at fair value.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2008.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR— Non-Voting Depositary Receipt

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$573,313,376	$1,556,919,505	$14,620,100	$2,144,852,981
Other Investments*	—	—	—	—

Total	$573,313,376	$1,556,919,505	$14,620,100	$2,144,852,981

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	14,620,100	—

Balance as of 9/30/08	$14,620,100	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(10,667,217)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,478,640,173
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,700,501,397

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,890,837
Aggregate gross unrealized depreciation	(630,817,175)

Net unrealized depreciation	$(593,926,338)

Federal income tax cost of investments	$2,738,779,319

At September 30, 2008, the Portfolio had loaned securities with a total value of $103,066,336. This was secured by collateral of $110,171,347 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $8,134 as brokerage commissions with China International Capital Corp. and $198,737 with Morgan Stanley & Co., Inc, affiliated broker/dealers.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (26.5%)
Distributors (1.7%)
Li & Fung Ltd.	2,780,000	$6,789,511

Diversified Consumer Services (2.3%)
New Oriental Education & Technology Group (ADR)*	68,783	4,418,620
Strayer Education, Inc.	23,530	4,712,118

		9,130,738

Hotels, Restaurants & Leisure (9.9%)
Choice Hotels International, Inc.	129,262	3,503,000
Ctrip.com International Ltd. (ADR).	254,302	9,818,600
Penn National Gaming, Inc.*	58,042	1,542,176
Starbucks Corp.*	570,756	8,487,142
Wynn Resorts Ltd.^	194,584	15,885,838

		39,236,756

Household Durables (3.3%)
Gafisa S.A. (ADR)	199,508	5,127,356
Mohawk Industries, Inc.*^	56,872	3,832,604
NVR, Inc.*	7,314	4,183,608

		13,143,568

Internet & Catalog Retail (1.6%)
priceline.com, Inc.*	94,687	6,479,431

Media (5.3%)
Ascent Media Corp., Class A*	15,130	369,313
Discovery Communications, Inc., Class A*	151,296	2,155,968
Discovery Communications, Inc., Class C*	151,296	2,142,351
Groupe Aeroplan, Inc.	309,513	3,836,013
Grupo Televisa S.A. (ADR)	206,138	4,508,238
Morningstar, Inc.*	144,331	8,006,041

		21,017,924

Specialty Retail (1.5%)
Abercrombie & Fitch Co., Class A	151,768	5,987,248

Textiles, Apparel & Luxury Goods (0.9%)
Lululemon Athletica, Inc.*^	156,537	3,605,047

Total Consumer Discretionary		105,390,223

Energy (12.8%)
Energy Equipment & Services (1.8%)
IHS, Inc., Class A*	152,539	7,266,958

Oil, Gas & Consumable Fuels (11.0%)
Petrohawk Energy Corp.*	96,882	2,095,558
Range Resources Corp.	110,194	4,724,017
Southwestern Energy Co.*	552,180	16,863,577
Ultra Petroleum Corp.*	363,153	20,096,887

		43,780,039

Total Energy		51,046,997

Financials (11.4%)
Capital Markets (1.7%)
Calamos Asset Management, Inc., Class A	280,126	5,019,858
GLG Partners, Inc.^	351,658	$1,905,986

		6,925,844

Diversified Financial Services (5.3%)
IntercontinentalExchange, Inc.*	70,014	5,648,730
Leucadia National Corp.	340,903	15,490,632

		21,139,362

Insurance (1.4%)
Alleghany Corp.*	14,731	5,376,815

Real Estate Management & Development (3.0%)
Brookfield Asset Management, Inc., Class A	248,235	6,811,569
Forest City Enterprises, Inc., Class A	169,742	5,205,987

		12,017,556

Total Financials		45,459,577

Health Care (11.5%)
Health Care Equipment & Supplies (4.7%)
Gen-Probe, Inc.*	131,076	6,953,582
Intuitive Surgical, Inc.*	22,506	5,423,496
Mindray Medical International Ltd. (ADR)	194,654	6,565,679

		18,942,757

Life Sciences Tools & Services (6.3%)
Illumina, Inc.*	358,378	14,525,060
Techne Corp.*	144,109	10,393,141

		24,918,201

Pharmaceuticals (0.5%)
Ironwood Pharmaceuticals, Inc. (Private Placement)†	185,024	1,887,245

Total Health Care		45,748,203

Industrials (9.9%)
Air Freight & Logistics (4.7%)
C.H. Robinson Worldwide, Inc.	222,904	11,359,188
Expeditors International of Washington, Inc.	206,068	7,179,409

		18,538,597

Commercial Services & Supplies (1.4%)
Covanta Holding Corp.*	241,561	5,782,970

Construction & Engineering (0.8%)
Aecom Technology Corp.*	127,430	3,114,389

Professional Services (2.1%)
Corporate Executive Board Co.	158,098	4,940,562
Monster Worldwide, Inc.*	216,525	3,228,388

		8,168,950

Transportation Infrastructure (0.9%)
Grupo Aeroportuario del Pacifico S.A. de C.V. (ADR)	147,821	3,778,305

Total Industrials		39,383,211

Information Technology (12.7%)
Computers & Peripherals (1.0%)
Teradata Corp.*	212,151	4,136,944

Internet Software & Services (8.1%)
Akamai Technologies, Inc.*	145,971	2,545,734
Alibaba.com Ltd.(m)*	3,838,000	3,555,896

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Baidu.com (ADR)*	43,135	$10,707,401
Equinix, Inc.*	57,210	3,973,807
Tencent Holdings Ltd.	1,593,400	11,479,041

		32,261,879

IT Services (2.0%)
Redecard S.A.	622,871	7,757,655

Software (1.6%)
Salesforce.com, Inc.*	128,875	6,237,550

Total Information Technology		50,394,028

Materials (7.3%)
Chemicals (3.5%)
Intrepid Potash, Inc.*	105,012	3,165,062
Nalco Holding Co.	413,463	7,665,604
Rockwood Holdings, Inc.*	122,535	3,144,248

		13,974,914

Construction Materials (3.8%)
Martin Marietta Materials, Inc.^	108,314	12,129,002
Texas Industries, Inc.^	67,792	2,769,981

		14,898,983

Total Materials		28,873,897

Telecommunication Services (1.5%)
Wireless Telecommunication Services (1.5%)
NII Holdings, Inc.*	159,392	6,044,145

Total Telecommunication Services		6,044,145

Utilities (1.4%)
Gas Utilities (1.4%)
Questar Corp.	130,932	5,357,737

Total Utilities		5,357,737

Total Common Stocks (95.0%) (Cost $478,894,583)		377,698,018

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (4.1%)
Barclays Capital, Repurchase Agreement
2.25%, 10/1/08 (r)	$16,178,672	16,178,672

Time Deposit (5.1%)
JPMorgan Chase Nassau
0.58%, 10/1/08	20,250,099	20,250,099

Total Short-Term Investments (9.2%) (Amortized Cost $36,428,771)		36,428,771

Total Investments (104.2%) (Cost/Amortized Cost $515,323,354)		414,126,789
Other Assets Less Liabilities (-4.2%)		(16,822,300)

Net Assets (100%)		$397,304,489

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,887,245 or 0.5% of net assets) at fair value.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$353,986,325	$58,253,219	$1,887,245	$414,126,789
Other Investments*	—	—	—	—

Total	$353,986,325	$58,253,219	$1,887,245	$414,126,789

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$—	$—
Total gains or losses (realized/unrealized) included in earnings	(333,043)	—
Purchases, sales, issuances, and settlements (net)	2,220,288	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/08	$1,887,245	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/08.	$(333,043)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$191,790,476
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$95,225,938

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,153,847
Aggregate gross unrealized depreciation	(117,398,015)

Net unrealized depreciation	$(101,244,168)

Federal income tax cost of investments	$515,370,957

At September 30, 2008, the Portfolio had loaned securities with a total value of $16,512,529. This was secured by collateral of $16,178,672 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended September 30, 2008, the Portfolio incurred approximately $76 as brokerage commissions with BIDS Trading, L.P., $11,321 with Morgan Stanley & Co., Inc. and $1,219 with Sanford C. Bernstein & Co., Inc, affiliated broker/dealers.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.0%)
Hotels, Restaurants & Leisure (5.0%)
Morgans Hotel Group Co.*	423,623	$4,621,727
Starwood Hotels & Resorts Worldwide, Inc.	1,121,072	31,546,966

Total Consumer Discretionary		36,168,693

Financials (88.3%)
Diversified REIT’s (5.9%)
Liberty Property Trust (REIT)	396,644	14,933,647
PS Business Parks, Inc. (REIT)	78,702	4,533,235
Vornado Realty Trust (REIT)	254,337	23,131,950

		42,598,832

Industrial REIT’s (5.4%)
AMB Property Corp. (REIT)	201,065	9,108,245
DCT Industrial Trust, Inc. (REIT)	538,621	4,034,271
ProLogis (REIT)	626,413	25,852,064

		38,994,580

Mortgage REIT’s (0.1%)
Care Investment Trust, Inc. (REIT)	87,110	1,000,023

Office REIT’s (10.9%)
Boston Properties, Inc. (REIT)	404,133	37,851,097
Brandywine Realty Trust (REIT)	65,801	1,054,790
Douglas Emmett, Inc. (REIT)	233,164	5,379,093
Duke Realty Corp. (REIT)	481,949	11,846,306
Highwoods Properties, Inc. (REIT)	21,517	765,145
Kilroy Realty Corp. (REIT)	131,081	6,264,361
Mack-Cali Realty Corp. (REIT)	413,639	14,009,953
Parkway Properties, Inc./Maryland (REIT)	47,462	1,796,911

		78,967,656

Real Estate Management & Development (5.9%)
Brookfield Properties Corp.	1,630,806	25,831,967
Forest City Enterprises, Inc., Class A	555,545	17,038,565

		42,870,532

Residential REIT’s (19.7%)
Apartment Investment & Management Co. (REIT), Class A	1,699	59,499
AvalonBay Communities, Inc. (REIT)	484,501	47,684,589
BRE Properties, Inc. (REIT)	54,214	2,656,486
Camden Property Trust (REIT)	444,213	20,371,608
Equity Lifestyle Properties, Inc. (REIT)	227,730	12,076,522
Equity Residential (REIT)	1,021,529	45,366,103
Post Properties, Inc. (REIT)	495,478	13,858,520

		142,073,327

Retail REIT’s (20.8%)
Acadia Realty Trust (REIT)	219,196	5,541,275
Developers Diversified Realty Corp. (REIT)	69,307	2,196,339
Equity One, Inc. (REIT)	11,646	238,627
Federal Realty Investment Trust (REIT)	237,312	20,313,907
General Growth Properties, Inc. (REIT)	472,099	7,128,695
Macerich Co. (REIT)	207,941	13,235,445
Ramco-Gershenson Properties Trust (REIT)	116,526	2,612,513
Regency Centers Corp. (REIT)	462,910	30,871,468
Simon Property Group, Inc. (REIT)	637,893	61,875,620
Taubman Centers, Inc. (REIT)	107,078	5,353,900
Weingarten Realty Investors (REIT)	7,874	$280,866

		149,648,655

Specialized REIT’s (19.6%)
Extendicare Real Estate Investment Trust (REIT)	30,160	196,957
HCP, Inc. (REIT)	354,828	14,239,248
Healthcare Realty Trust, Inc. (REIT)	681,386	19,862,402
Hersha Hospitality Trust (REIT)	357,039	2,656,370
Host Hotels & Resorts, Inc. (REIT)	1,983,851	26,365,379
National Health Investors, Inc. (REIT)	74,565	2,548,632
Plum Creek Timber Co., Inc. (REIT)	424,192	21,150,212
Public Storage (REIT)	187,067	18,521,504
Senior Housing Properties Trust (REIT)	881,891	21,015,463
Sovran Self Storage, Inc. (REIT)	146,408	6,542,974
Strategic Hotels & Resorts, Inc. (REIT)	1,046,447	7,900,675
Ventas, Inc. (REIT)	7,824	386,662

		141,386,478

Total Financials		637,540,083

Health Care (1.3%)
Health Care Providers & Services (1.3%)
Assisted Living Concepts, Inc., Class A*	756,589	4,819,472
Brookdale Senior Living, Inc.	195,754	4,304,630

Total Health Care		9,124,102

Total Common Stocks (94.6%) (Cost $763,647,534)		682,832,878

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (5.1%)
JPMorgan Chase Nassau
0.58%, 10/1/08
(Amortized Cost $36,620,020)	$36,620,020	36,620,020

Total Investments (99.7%) (Cost/Amortized Cost $800,267,554)		719,452,898
Other Assets Less Liabilities (0.3%)		1,851,226

Net Assets (100%)		$721,304,124

*	Non-income producing.

Glossary:

REIT— Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted Prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$682,832,878	$36,620,020	$—	$719,452,898
Other Investments*	—	—	—	—

Total	$682,832,878	$36,620,020	$—	$719,452,898

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the nine months ended September 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$208,330,640
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$206,910,066

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,482,379
Aggregate gross unrealized depreciation	(110,550,621)

Net unrealized depreciation	$(81,068,242)

Federal income tax cost of investments	$800,521,140

For the nine months ended September 30, 2008, the Portfolio incurred approximately $68 as brokerage commissions with Morgan Stanley & Co., Inc. and $505 with Sanford C. Bernstein & Co. Inc., affiliated broker/dealers.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2008 (Unaudited)

Note 1 Valuation

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price (except for securities sold short that are valued at the closing price or the mean of the latest available ask and bid price). Other unlisted equity securities are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investment securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term investment securities, which mature in more than 60 days are valued at representative quoted prices. The EQ/Money Market Portfolio values all short-term investment securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Trustees.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2008 (Unaudited)

Investments in the All Asset Allocation Portfolio are valued based on the net asset value per share of each underlying fund which follow the policies as described above. In addition, underlying investment companies traded on a securities exchange in the All Asset Allocation Portfolio are valued based on the official closing price on the date of valuation.

Investments in the EQ/Franklin Templeton Founding Strategy Portfolio are valued based on the net asset value per share of each underlying open-end fund which follow the policies as described above.

Investments in the EQ/International ETF Portfolio are valued based on the official closing price of the underlying investment companies on the date of valuation.

Investments in Exchange Traded Funds (ETFs) are valued based on last sale price.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Portfolio’s financial statements. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Trustees have approved the lending of portfolio securities, through JPMorgan Chase Bank N.A. (“JPMorgan Chase”), acting as lending agent to certain broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the return on the investment on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned (or dividends declared during the term of the loan) would be for the account of the Portfolio. Risks of

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2008 (Unaudited)

delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Generally, any such loan of a Portfolio’s securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan Chase will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan Chase invests the cash collateral on behalf of the Portfolios and retains a portion of the investment returned. At September 30, 2008, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan Chase and is summarized in the Portfolio of Investments. The Portfolios bear the risk of any loss in market value of the collateral. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2008 (Unaudited)

The AXA Rosenberg Value Long/Short Equity Portfolio engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Portfolio is held by one broker. The Portfolio is subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Portfolio’s financial statements. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

September 30, 2008 (Unaudited)

risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. Certain Portfolios may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the Portfolio under which the parties agree to make payments to each other as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Portfolio’s financial statements. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Portfolio’s financial statements. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Portfolios had swap contracts outstanding at September 30, 2008.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rates as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at September 30, 2008.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Concluded)

September 30, 2008 (Unaudited)

Note 2 Subsequent Events

At a meeting held on October 28, 2008, the Trustees approved an investment strategy and name change for the following Portfolios of the Trust to a hybrid strategy that has the characteristics of both an actively managed and index Portfolio:

Current EQAT Portfolio	New EQAT Portfolio
EQ/AllianceBernstein Quality Bond Portfolio	EQ/Quality Bond PLUS Portfolio
EQ/AllianceBernstein Value Portfolio	EQ/Large Cap Value PLUS Portfolio

In addition, the Trustees approved an investment sub-adviser, name change, and investment strategy change to a passive or index strategy for the following Portfolios of the Trust:

Current EQAT Portfolio	New EQAT Portfolio
EQ/AllianceBernstein Large Cap Growth Portfolio	EQ/Large Cap Growth Index Portfolio
EQ/FI Mid Cap Portfolio	EQ/Mid Cap Index Portfolio
EQ/Legg Mason Value Equity Portfolio	EQ/Large Cap Value Index Portfolio

In connection with the approval of the investment strategy changes to a passive or index strategy, SSgA Funds Management, Inc. (“SSgA FM”) was appointed as the sub-adviser to the EQ/Mid Cap Index Portfolio and the EQ/Large Cap Value Index Portfolio.

In addition, the Trustees approved SSgA FM to (i) replace Standish Mellon Asset Management Company LLC as the sub-adviser to EQ/Bond Index Portfolio; (ii) replace Mellon Capital Management Corporation as the sub-adviser to the Index Allocated Portion of each of EQ/International Core PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, and EQ/Mid Cap Value PLUS Portfolio; and (iii) serve as the sub-adviser to the Index Allocated Portion of EQ/Quality Bond PLUS Portfolio.

At that same meeting, the Trustees approved an investment strategy change for the EQ/ AllianceBernstein Common Stock Portfolio to an index strategy.

All changes described in this note will be effective on or about December 1, 2008.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:    /s/ Steven M. Joenk

Steven M. Joenk

President

November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Steven M. Joenk

Steven M. Joenk

Chief Executive Officer

November 26, 2008

By:    /s/ Brian Walsh

Brian Walsh

Chief Financial Officer and Treasurer

November 26, 2008